As filed with the Securities and Exchange Commission on September 4, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   1-800-851-9777

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end:        December 31

Date of reporting period:     June 30, 2019

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

June 30, 2019

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your variable annuity or variable life insurance contract may no longer send you paper copies of the portfolios’ shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the insurance company may choose to make the reports available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. That election will apply to all portfolios available under your contract with the insurance company.

The following pages contain the most recent annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Portfolio(s) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report provides detailed information about your Portfolio(s) for the six-month period ended June 30, 2019.

We believe it is important to understand market conditions over the six-month period ended June 30, 2019, to provide a context for reading this report. The period began with markets seeking to recover from a brutal year-end selloff in which stock prices plummeted and credit spreads widened considerably. Topping the list of investor concerns was fear of the U.S. Federal Reserve (“Fed”) raising interest rates into a slowing economy, the U.S./China trade dispute and the threat of additional tariffs between the two nations, weaker than expected economic data and forecasts for declining corporate earnings growth during the upcoming year. Markets quickly began to recover during January when the Fed indicated it would take a more patient approach to monetary policy and that further rate hikes were likely on hold. As a result, stocks moved higher and corporate bond yields fell into the spring months.

Declining treasury yields as well as the Fed’s new perspective on monetary policy, combined with some weakness in economic data and persistently low rates of inflation, began to spark speculation that rate cuts could be on the horizon. This created more conjecture during the period that the market could be headed toward a “Goldilocks” scenario in which the economy will not be too hot or too cold, the Fed would be more market friendly and modest earnings growth could be achieved. Optimism was further encouraged by first quarter gross domestic product (“GDP”) growth of 3.10% which was above most estimates. By the end of April, the S&P 500® had reached new record highs, fully recovering from the previous December’s selloff.

Volatility returned to the markets in early May when, to the surprise of many investors, the U.S. and China failed to come to terms on a trade agreement, and, therefore, additional tariffs were imposed on Chinese produced goods followed by retaliatory tariffs implemented by China. This led to an immediate decline in stocks, and as longer-term Treasury yields dropped on concerns of negative impacts stemming from the tariffs and the ongoing trade dispute, the yield curve inverted as the 10-year Treasury yield fell below the three-month yield. This provoked further concerns of economic slowing, as inverted yield curves have often preceded recessions. By early June, the 10-year Treasury yield had fallen to 2.07%, more than 70 basis points lower than where it began the year.

The Fed then began to signal its apparent willingness to ease monetary policy and in Chairman Powell’s words, “act as appropriate to sustain the expansion,” and in the days to follow, expectations of rate cuts in the second half of the year rose dramatically. During the final days of June, Presidents Trump and Xi Jinping of China met at the G20 summit in Japan where trade relations were discussed. Further tariffs were averted, but no formal resolution was reached. However, the combination of anticipated action by the Fed and ongoing dialogue with China allowed stocks to close out the period having reversed their May losses and achieved near record highs. Credit spreads narrowed once again as both high yield and investment grade bond indexes closed out the first half of the year with strong returns. International developed and emerging market equities also posted gains for the period, however, due to slowing rates of global growth, their returns lagged stocks in the U.S.

For the six-month period ended June 30, 2019, the S&P 500® returned 18.54%, while the MSCI EAFE Index, representing international developed market equities, returned 14.49%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned 6.11%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Series Trust. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Series Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Transamerica 60/40 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,127.50	$3.32	$1,021.70	$3.16	0.63%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	45.1%
U.S. Fixed Income Fund	40.0
International Equity Fund	15.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 15.0%
Transamerica International Equity Index VP (A)	250,403	$ 2,716,875

U.S. Equity Fund - 45.1%
Transamerica U.S. Equity Index VP (A)	643,280	8,182,518

U.S. Fixed Income Fund - 40.0%
Transamerica Core Bond (A)	717,413	7,245,873

Total Investment Companies (Cost $17,202,766)		18,145,266

Total Investments (Cost $17,202,766)		18,145,266
Net Other Assets (Liabilities) - (0.1)%		(17,087)

Net Assets - 100.0%		$ 18,128,179

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$18,145,266	$—	$—	$18,145,266

Total Investments	$18,145,266	$—	$—	$18,145,266

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $17,202,766)	$18,145,266
Cash	19,496
Receivables and other assets:
Affiliated investments sold	1,319
Prepaid expenses	62

Total assets	18,166,143

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	20,808
Shares of beneficial interest redeemed	857
Investment management fees	1,710
Distribution and service fees	3,256
Transfer agent costs	45
Trustees, CCO and deferred compensation fees	22
Audit and tax fees	8,987
Custody fees	1,549
Legal fees	129
Printing and shareholder reports fees	512
Other accrued expenses	89

Total liabilities	37,964

Net assets	$18,128,179

Net assets consist of:
Capital stock ($0.01 par value)	$17,226
Additional paid-in capital	17,077,751
Total distributable earnings (accumulated losses)	1,033,202

Net assets	$18,128,179

Shares outstanding	1,722,590

Net asset value and offering price per share	$10.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$81,794

Total investment income	81,794

Expenses:
Investment management fees	19,420
Distribution and service fees	16,183
Transfer agent costs	113
Trustees, CCO and deferred compensation fees	162
Audit and tax fees	9,015
Custody fees	182
Legal fees	3,426
Printing and shareholder reports fees	502
Other	148

Total expenses before waiver and/or reimbursement and recapture	49,151

Expense waived and/or reimbursed	(12,730)
Recapture of previously waived and/or reimbursed fees	4,358

Net expenses	40,779

Net investment income (loss)	41,015

Net realized gain (loss) on:
Affiliated investments	9,464

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,372,168

Net realized and change in unrealized gain (loss)	1,381,632

Net increase (decrease) in net assets resulting from operations	$1,422,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the periods ended:

	June 30, 2019 (unaudited)	December 31, 2018 (A)
From operations:
Net investment income (loss)	$41,015	$26,505
Net realized gain (loss)	9,464	13,203
Net change in unrealized appreciation (depreciation)	1,372,168	(429,668)

Net increase (decrease) in net assets resulting from operations	1,422,647	(389,960)

Capital share transactions:
Proceeds from shares sold	9,547,722	9,002,919
Cost of shares redeemed	(1,123,453)	(331,696)

Net increase (decrease) in net assets resulting from capital share transactions	8,424,269	8,671,223

Net increase (decrease) in net assets	9,846,916	8,281,263

Net assets:
Beginning of period	8,281,263	—

End of period	$18,128,179	$8,281,263

Capital share transactions - shares:
Shares issued	949,807	919,896
Shares redeemed	(112,805)	(34,308)

Net increase (decrease) in shares outstanding	837,002	885,588

(A)	Commenced operations on January 12, 2018.

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018 (A)
Net asset value, beginning of period/year	$9.35		$10.00

Investment operations:
Net investment income (loss) (B)	0.03		0.10
Net realized and unrealized gain (loss)	1.14		(0.75)

Total investment operations	1.17		(0.65)

Net asset value, end of period/year	$10.52		$9.35

Total return	12.75	%(C)	(6.70	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,128		$8,281
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	2.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.63	%(E)	0.63	%(E)
Net investment income (loss) to average net assets	0.63	%(E)	1.03	%(E)
Portfolio turnover rate	8	%(C)	19	%(C)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) commenced operations on January 12, 2018. The Portfolio is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM is responsible for all aspects of the day-to-day management of the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. These amounts are not subject to recapture by TAM.

For the periods ended December 31, 2018 and June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available (A)		Total
	2018 (B)	2019
Service Class	$26,582	$1,078	$27,660

(A) Certain fees are not available for recapture by TAM.

(B) Commenced operations on January 12, 2018.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 9,499,364	$ 1,031,484

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 17,202,766	$ 942,500	$ —	$ 942,500

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio since its inception on January 12, 2018 in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe since its inception. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark since its inception.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,093.50	$3.37	$1,021.60	$3.26	0.65%
Service Class	1,000.00	1,093.50	4.67	1,020.30	4.51	0.90

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	5.24
Duration†	3.14

Credit Quality ‡	Percentage of Net Assets
AAA	2.5%
BBB	6.8
BB	45.1
B	38.0
CCC and Below	6.9
Not Rated	6.6
Net Other Assets (Liabilities)	(5.9)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.0%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 1,105,000	$ 1,120,194
7.50%, 03/15/2025 (A)	309,000	309,865
7.88%, 04/15/2027 (A)	322,000	322,403
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	935,000	916,300
7.75%, 08/15/2025	491,000	475,042

		3,143,804

Airlines - 1.5%
American Airlines Group, Inc.
5.00%, 06/01/2022 (A)	164,000	168,969
5.50%, 10/01/2019 (A)	404,000	405,818
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	383,937	390,809
5.63%, 07/15/2022 (A)	265,874	272,441
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	210,042	215,545
6.90%, 10/19/2023	398,574	415,274
United Airlines Pass-Through Trust 4.63%, 03/03/2024	199,743	205,556
United Continental Holdings, Inc.
4.25%, 10/01/2022	407,000	417,684
4.88%, 01/15/2025	649,000	665,225
US Airways Pass-Through Trust
5.38%, 05/15/2023	407,033	423,906
6.75%, 12/03/2022	447,640	474,948

		4,056,175

Auto Components - 1.0%
Dana, Inc. 6.00%, 09/15/2023	503,000	514,318
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026 (B)	1,270,000	1,250,950
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	428,000	444,585
8.50%, 05/15/2027 (A)	482,000	496,460

		2,706,313

Banks - 3.9%
Bank of America Corp. Fixed until 06/20/2024 (C), 5.13% (D)	634,000	637,963
Barclays PLC
Fixed until 06/20/2029, 5.09% (D), 06/20/2030	295,000	301,712
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	1,067,025
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	298,894
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	680,000	712,300
Fixed until 03/30/2021 (C), 7.63% (A) (D)	475,000	502,906
CIT Group, Inc.
4.75%, 02/16/2024	394,000	418,597
5.00%, 08/15/2022	390,000	413,817
Citigroup, Inc. Fixed until 03/27/2020 (C), 5.88% (D)	1,151,000	1,161,071
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	1,125,000	1,138,547
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	1,075,000	1,130,094

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC (continued)
Fixed until 09/27/2025 (C), 7.50% (D)	$ 200,000	$ 210,250
Royal Bank of Scotland Group PLC Fixed until 08/15/2021 (C), 8.63% (D)	690,000	743,647
Societe Generale SA Fixed until 09/13/2021 (C), 7.38% (A) (D)	920,000	967,196
UniCredit SpA 6.57%, 01/14/2022 (A)	665,000	706,933

		10,410,952

Beverages - 0.4%
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	1,012,000	1,030,975

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	1,890,000	1,790,775
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	407,000	419,482
6.75%, 06/01/2027 (A)	771,000	813,405
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026 (A) (B)	1,825,000	1,777,094
Griffon Corp. 5.25%, 03/01/2022	1,549,000	1,541,255

		6,342,011

Capital Markets - 1.3%
Credit Suisse Group AG
Fixed until 12/18/2024 (C), 6.25% (A) (D)	166,000	172,848
Fixed until 09/12/2025 (C), 7.25% (A) (D)	465,000	499,875
Fixed until 07/17/2023 (C), 7.50% (A) (D)	345,000	368,484
Fixed until 12/11/2023 (C), 7.50% (A) (D)	1,205,000	1,325,500
Goldman Sachs Capital II 3-Month LIBOR + 0.77%, 4.00% (D), 07/29/2019 (C)	169,000	136,890
Goldman Sachs Group, Inc. 3-Month LIBOR + 3.88%, 6.43% (D), 07/29/2019 (C) (E)	1,040,000	1,038,752

		3,542,349

Chemicals - 2.2%
Eagle Intermediate Global Holding BV / Ruyi Finance LLC 7.50%, 05/01/2025 (A)	686,000	651,700
Hexion, Inc.
6.63%, 04/15/2020 (F) (G)	1,125,000	871,875
7.88%, 02/15/2023 (H)	682,000	117,645
7.88%, 07/15/2027 (A) (I)	620,000	624,650
10.00%, 04/15/2020 (F) (G)	458,000	357,240
13.75%, 02/01/2022 (A) (H)	323,000	55,718
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	610,650
5.25%, 06/01/2027 (A)	1,521,000	1,617,964
Olin Corp. 5.13%, 09/15/2027	825,000	846,656

		5,754,098

Commercial Services & Supplies - 1.9%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (A)	725,000	755,813

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	$ 972,000	$ 992,655
5.75%, 07/15/2027 (A) (I)	784,000	789,880
6.38%, 04/01/2024 (A) (B)	312,000	326,820
Garda World Security Corp. 8.75%, 05/15/2025 (A)	1,080,000	1,066,500
Herc Holdings, Inc. 5.50%, 07/15/2027 (A) (I)	473,000	475,956
Stericycle, Inc. 5.38%, 07/15/2024 (A)	562,000	586,655

		4,994,279

Communications Equipment - 1.2%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	13,000	11,310
6.00%, 06/15/2025 (A)	1,584,000	1,484,541
CommScope, Inc.
5.50%, 03/01/2024 (A)	236,000	242,195
6.00%, 03/01/2026 (A)	317,000	324,925
8.25%, 03/01/2027 (A) (B)	316,000	322,272
Nokia OYJ 3.38%, 06/12/2022	677,000	683,770

		3,069,013

Construction & Engineering - 1.9%
Abengoa Abenewco 2 SAU PIK Rate 1.25%, Cash Rate 0.25%, 1.50%, 03/31/2023 (A) (J)	300,233	1,501
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	579,000	558,735
9.88%, 04/01/2027 (A)	1,122,000	1,182,307
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	644,000	635,950
William Lyon Homes, Inc.
5.88%, 01/31/2025	847,000	836,413
6.00%, 09/01/2023	365,000	370,475
6.63%, 07/15/2027 (A) (I)	624,000	622,440
7.00%, 08/15/2022	940,000	943,525

		5,151,346

Consumer Finance - 2.1%
Ally Financial, Inc.
3.88%, 05/21/2024	463,000	473,996
5.75%, 11/20/2025	257,000	284,281
7.50%, 09/15/2020	641,000	674,652
8.00%, 03/15/2020	294,000	304,522
Altice Financing SA 7.50%, 05/15/2026 (A)	1,156,000	1,161,896
Navient Corp.
5.00%, 10/26/2020	489,000	498,780
5.88%, 10/25/2024	1,069,000	1,081,026
6.50%, 06/15/2022	325,000	345,228
6.63%, 07/26/2021	279,000	295,391
Springleaf Finance Corp. 7.13%, 03/15/2026	492,000	539,048

		5,658,820

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 3.4%
ARD Finance SA PIK Rate 7.88%, Cash Rate, 7.13%, 09/15/2023 (J)	$ 660,000	$ 674,850
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	839,362
7.25%, 05/15/2024 (A)	950,000	1,001,062
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	888,444
7.25%, 04/15/2025 (A) (B)	217,000	209,405
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	1,031,000	1,059,352
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	472,410
7.88%, 07/15/2026 (A)	557,000	513,833
Greif, Inc. 6.50%, 03/01/2027 (A)	796,000	821,870
OI European Group BV 4.00%, 03/15/2023 (A)	381,000	382,905
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	747,435
6.38%, 08/15/2025 (A)	178,000	194,020
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	347,394
5.75%, 10/15/2020	439,975	441,075
6.88%, 02/15/2021	177,774	178,218
7.00%, 07/15/2024 (A)	177,000	183,022

		8,954,657

Diversified Consumer Services - 0.0% (K)
Sotheby’s 4.88%, 12/15/2025 (A)	101,000	102,641

Diversified Financial Services - 3.1%
Avation Capital SA 6.50%, 05/15/2021 (A)	562,000	574,645
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	230,405
5.00%, 08/01/2024 (A)	367,000	382,139
5.25%, 11/15/2021 (A)	312,000	324,090
5.75%, 11/15/2023 (A)	311,000	326,550
Dana Financing Sarl 5.75%, 04/15/2025 (A)	1,963,000	2,014,529
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.09% (D), 12/21/2065 (A)	1,578,000	1,115,583
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.34% (D), 12/21/2065 (A)	137,000	99,325
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 (A)	1,052,000	1,073,040
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	409,884

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Virgin Media Secured Finance PLC (continued)
5.50%, 08/15/2026 04/12/2016 (A)	$ 245,000	$ 253,881
5.50%, 05/15/2029 (A) (I)	1,439,000	1,460,153

		8,264,224

Diversified Telecommunication Services - 4.0%
CenturyLink, Inc.
5.80%, 03/15/2022	250,000	260,625
6.45%, 06/15/2021	783,000	828,022
6.75%, 12/01/2023	123,000	132,686
7.50%, 04/01/2024 (B)	242,000	267,713
Frontier Communications Corp.
7.63%, 04/15/2024	891,000	505,643
8.50%, 04/01/2026 (A)	259,000	251,230
8.75%, 04/15/2022	389,000	248,960
9.00%, 08/15/2031	1,091,000	619,142
10.50%, 09/15/2022	405,000	274,388
11.00%, 09/15/2025	357,000	221,340
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	121,245
6.63%, 08/01/2026	379,000	398,424
7.63%, 06/15/2021	1,673,000	1,790,110
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	185,000	192,863
8.50%, 10/15/2024 (A)	995,000	985,050
9.50%, 09/30/2022 (A)	355,000	414,157
Level 3 Parent LLC 5.75%, 12/01/2022	954,000	962,347
Sprint Capital Corp. 8.75%, 03/15/2032	687,000	795,202
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	1,020,000	1,048,366
Virgin Media Finance PLC 6.00%, 10/15/2024 (A)	200,000	207,250

		10,524,763

Electric Utilities - 0.6%
Elwood Energy LLC 8.16%, 07/05/2026	809,701	878,526
NextEra Energy Operating Partners, LP 4.25%, 07/15/2024 (A)	436,000	438,733
Vistra Operations Co. LLC 5.00%, 07/31/2027 (A)	251,000	260,099

		1,577,358

Energy Equipment & Services - 2.1%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,003,000	900,193
7.50%, 04/01/2025 (A)	240,000	235,500
Exterran Energy Solutions, LP / EES Finance Corp. 8.13%, 05/01/2025	689,000	700,196
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	598,000	584,545
6.75%, 08/01/2022	894,000	901,823
KCA Deutag Finance PLC 9.63%, 04/01/2023 (A) (B)	1,030,000	749,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Noble Holding International, Ltd.
6.05%, 03/01/2041	$ 527,000	$ 289,850
8.95%, 04/01/2045 (B)	359,000	233,350
Transocean Sentry, Ltd. 5.38%, 05/15/2023 (A)	481,000	481,601
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027 (A)	568,000	596,462

		5,672,845

Entertainment - 0.4%
Netflix, Inc.
5.38%, 11/15/2029 (A)	159,000	168,888
5.88%, 11/15/2028	687,000	760,592

		929,480

Equity Real Estate Investment Trusts - 2.6%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,214,000	874,080
5.95%, 12/15/2026	316,000	216,460
HAT Holdings I LLC / HAT Holdings II LLC 5.25%, 07/15/2024 (A) (I)	342,000	348,840
Iron Mountain Holdings, Inc. 5.38%, 06/01/2026 (A)	324,000	325,215
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	312,090
5.25%, 03/15/2028 (A)	1,565,000	1,566,956
iStar, Inc.
5.25%, 09/15/2022	404,000	413,595
6.00%, 04/01/2022	707,000	724,675
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027 (A)	480,000	517,200
SBA Communications Corp.
4.00%, 10/01/2022	415,000	420,706
4.88%, 07/15/2022	1,065,000	1,078,441

		6,798,258

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP
5.75%, 03/15/2025	801,000	807,248
6.63%, 06/15/2024	786,000	814,493
7.50%, 03/15/2026 (A) (B)	320,000	341,600
Rite Aid Corp. 6.13%, 04/01/2023 (A)	1,095,000	923,906

		2,887,247

Food Products - 1.6%
JBS USA LUX SA / JBS USA Finance, Inc. 5.75%, 06/15/2025 (A)	336,000	349,440
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	1,501,000	1,555,411
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	692,000	701,515
5.50%, 12/15/2029 (A) (I)	214,000	214,535
5.63%, 01/15/2028 (A)	413,000	424,358
8.00%, 07/15/2025 (A)	918,000	982,260

		4,227,519

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	$ 427,000	$ 417,393
6.25%, 03/31/2023	435,000	418,688
8.00%, 03/15/2026 (A)	1,429,000	1,374,984
8.13%, 06/30/2024 (A)	186,000	139,035
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024	562,000	562,169
DaVita, Inc. 5.75%, 08/15/2022	415,000	419,150
Encompass Health Corp. 5.75%, 11/01/2024 - 09/15/2025	1,569,000	1,613,622
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,336,000	1,480,048
5.88%, 03/15/2022 - 02/01/2029	2,213,000	2,433,159
7.50%, 02/15/2022 - 11/06/2033	1,461,000	1,615,645
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	523,369
5.13%, 05/01/2025	284,000	285,420
6.00%, 10/01/2020	341,000	351,038
6.75%, 06/15/2023 (B)	369,000	370,384
8.13%, 04/01/2022	1,512,000	1,585,710

		13,589,814

Hotels, Restaurants & Leisure - 7.7%
Boyd Gaming Corp.
6.00%, 08/15/2026	337,000	354,271
6.38%, 04/01/2026	405,000	428,441
6.88%, 05/15/2023	1,208,000	1,247,260
Boyne, Inc. 7.25%, 05/01/2025 (A)	845,000	914,713
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	689,000	738,195
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (A)	471,000	485,130
5.13%, 05/01/2026	847,000	884,056
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	1,114,000	1,184,688
6.50%, 02/15/2025 (A) (B)	578,000	631,465
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	786,000	842,985
MGM Resorts International
5.50%, 04/15/2027	478,000	501,303
5.75%, 06/15/2025	1,504,000	1,636,051
6.63%, 12/15/2021	694,000	749,520
NCL Corp., Ltd. 4.75%, 12/15/2021 (A)	827,000	838,371
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	891,000	904,365
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	710,030
8.25%, 03/15/2026 (A)	970,000	1,018,490
10.00%, 12/01/2022	1,256,000	1,317,230
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,116,000	2,142,450
6.25%, 05/15/2025 (A)	723,000	744,690
Wyndham Destinations, Inc.
4.25%, 03/01/2022	288,000	292,320

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc. (continued)
5.40%, 04/01/2024	$ 1,162,000	$ 1,217,125
5.75%, 04/01/2027	446,000	465,513

		20,248,662

Household Durables - 2.7%
Beazer Homes, Inc.
5.88%, 10/15/2027	664,000	575,821
6.75%, 03/15/2025	328,000	314,060
Century Communities, Inc.
5.88%, 07/15/2025	1,507,000	1,514,535
6.75%, 06/01/2027 (A)	701,000	710,639
KB Home
7.00%, 12/15/2021	502,000	538,771
7.63%, 05/15/2023	1,209,000	1,351,057
Lennar Corp.
4.75%, 11/29/2027	512,000	538,880
5.00%, 06/15/2027	398,000	418,398
Meritage Homes Corp.
5.13%, 06/06/2027	408,000	414,120
7.15%, 04/15/2020	627,000	645,810

		7,022,091

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
5.88%, 01/15/2024 (A)	825,000	843,563
6.00%, 01/15/2022 (A)	683,000	686,415
Vistra Energy Corp. 7.63%, 11/01/2024	955,000	1,009,893

		2,539,871

Insurance - 1.3%
Genworth Holdings, Inc. 4.90%, 08/15/2023	698,000	600,280
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.64% (D), 02/12/2067 (A)	1,692,000	1,438,200
Lincoln National Corp. 3-Month LIBOR + 2.36%, 4.88% (D), 05/17/2066	1,714,000	1,401,195

		3,439,675

IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	403,653
5.75%, 01/15/2024 (A)	803,000	825,584

		1,229,237

Leisure Products - 0.3%
Mattel, Inc.
2.35%, 08/15/2021	286,000	275,990
3.15%, 03/15/2023 (B)	228,000	216,600
5.45%, 11/01/2041	200,000	152,000
6.75%, 12/31/2025 (A)	192,000	197,520

		842,110

Machinery - 1.3%
Colfax Corp.
6.00%, 02/15/2024 (A)	512,000	541,440
6.38%, 02/15/2026 (A)	158,000	169,455
Meritor, Inc. 6.25%, 02/15/2024	1,713,000	1,762,249

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Novelis Corp.
5.88%, 09/30/2026 (A)	$ 205,000	$ 207,562
6.25%, 08/15/2024 (A)	770,000	807,314

		3,488,020

Media - 8.4%
Altice France SA 7.38%, 05/01/2026 (A)	1,566,000	1,605,150
Altice SA 7.63%, 02/15/2025 (A)	225,000	211,641
Cablevision Systems Corp. 8.00%, 04/15/2020	383,000	395,574
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	773,000	789,388
5.13%, 02/15/2023	780,000	792,324
5.25%, 03/15/2021 (B)	425,000	426,859
5.38%, 06/01/2029 (A) (I)	290,000	299,425
5.50%, 05/01/2026 (A)	1,395,000	1,459,937
5.75%, 01/15/2024	1,462,000	1,494,712
5.75%, 02/15/2026 (A)	334,000	350,283
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,312,000	2,359,557
9.25%, 02/15/2024 (A)	796,000	863,660
CSC Holdings LLC
5.38%, 07/15/2023 (A)	340,000	349,350
6.50%, 02/01/2029 (A)	251,000	273,904
6.63%, 10/15/2025 (A)	852,000	911,640
7.75%, 07/15/2025 (A) (B)	800,000	865,520
10.88%, 10/15/2025 (A)	483,000	553,639
DISH DBS Corp.
5.00%, 03/15/2023	1,361,000	1,315,066
5.88%, 07/15/2022	219,000	222,285
6.75%, 06/01/2021	605,000	634,494
7.75%, 07/01/2026	1,923,000	1,865,310
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A) (I)	369,000	377,590
5.50%, 07/01/2029 (A)	315,000	322,938
Unitymedia GmbH 6.13%, 01/15/2025 (A)	525,000	546,131
Univision Communications, Inc. 5.13%, 05/15/2023 (A)	1,776,000	1,736,040
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A)	500,000	501,250
Ziggo BV 5.50%, 01/15/2027 (A)	806,000	819,871

		22,343,538

Metals & Mining - 3.5%
Alcoa Nederland Holding BV 7.00%, 09/30/2026 (A)	200,000	214,000
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	643,510
5.75%, 03/01/2025	101,000	100,495
5.88%, 06/01/2027 (A)	637,000	619,482
Constellium NV
5.75%, 05/15/2024 (A)	445,000	456,125
6.63%, 03/01/2025 (A) (B)	1,024,000	1,064,960

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals, Ltd. 7.25%, 04/01/2023 (A)	$ 996,000	$ 969,855
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	239,000	244,318
5.45%, 03/15/2043	910,000	832,650
6.88%, 02/15/2023	877,000	923,042
Mineral Resources, Ltd. 8.13%, 05/01/2027 (A)	631,000	657,029
New Gold, Inc.
6.25%, 11/15/2022 (A)	682,000	635,965
6.38%, 05/15/2025 (A)	571,000	472,502
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,287,115
6.25%, 07/15/2041	134,000	150,454

		9,271,502

Oil, Gas & Consumable Fuels - 11.1%
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.88%, 02/01/2025	520,000	488,800
Callon Petroleum Co.
6.13%, 10/01/2024	1,093,000	1,103,930
6.38%, 07/01/2026	235,000	237,350
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	345,000	332,925
8.25%, 07/15/2025	839,000	826,415
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	520,000	579,150
Cheniere Energy Partners, LP 5.63%, 10/01/2026 (A)	656,000	692,080
Chesapeake Energy Corp.
7.00%, 10/01/2024 (B)	490,000	439,775
7.50%, 10/01/2026 (B)	331,000	294,590
8.00%, 06/15/2027 (B)	1,061,000	935,006
Continental Resources, Inc. 5.00%, 09/15/2022	477,000	480,914
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	924,000	926,310
DCP Midstream Operating, LP 5.38%, 07/15/2025	161,000	169,654
DCP Midstream, LP Fixed until 12/15/2022 (C), 7.38% (D)	718,000	705,435
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	328,000	272,240
9.00%, 05/15/2021 (A)	768,000	756,480
eG Global Finance PLC 6.75%, 02/07/2025 (A)	751,000	745,142
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	485,000	432,862
8.00%, 11/29/2024 (A)	215,000	146,200
9.38%, 05/01/2024 (A)	331,000	76,130
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	167,633
6.38%, 05/15/2025 - 01/15/2026	1,045,000	801,988
HighPoint Operating Corp. 8.75%, 06/15/2025	736,000	702,880
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	335,447

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
8.05%, 10/15/2030, MTN	$ 134,000	$ 174,917
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	98,038
10.50%, 05/15/2027 (A)	441,000	417,848
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,342,845
5.63%, 04/28/2027	496,000	499,720
6.00%, 06/01/2026	100,000	103,500
6.75%, 02/01/2021	461,000	481,745
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	432,000	417,960
6.88%, 03/15/2022	1,104,000	1,101,240
Parkland Fuel Corp. 5.88%, 07/15/2027 (A) (I)	531,000	539,469
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	243,600
5.38%, 01/15/2025 (A)	505,000	517,625
5.63%, 10/15/2027 (A)	227,000	237,215
PDC Energy, Inc. 6.13%, 09/15/2024	993,000	993,000
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	793,000	731,939
SM Energy Co.
6.13%, 11/15/2022	701,000	695,742
6.63%, 01/15/2027 (B)	467,000	431,975
6.75%, 09/15/2026 (B)	118,000	110,625
Southwestern Energy Co. 7.50%, 04/01/2026	709,000	671,692
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	343,000	300,125
Summit Midstream Partners, LP Fixed until 12/15/2022 (C), 9.50% (D)	672,000	604,800
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	450,000	451,125
5.13%, 02/01/2025	991,000	1,023,207
6.50%, 07/15/2027 (A)	255,000	278,269
6.75%, 03/15/2024	1,043,000	1,084,720
6.88%, 01/15/2029 (A)	32,000	35,478
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	14,160
7.13%, 04/15/2025 (A)	587,000	49,895
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	851,337
6.63%, 01/15/2026 (B)	511,000	492,796
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	488,495
6.00%, 01/15/2022	334,000	348,195
8.25%, 08/01/2023	726,000	827,640

		29,310,273

Paper & Forest Products - 0.6%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	375,000	382,500
Norbord, Inc. 6.25%, 04/15/2023 (A)	1,185,000	1,251,656

		1,634,156

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 2.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	$ 176,000	$ 193,515
9.25%, 04/01/2026 (A)	415,000	464,302
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	278,000	289,815
5.88%, 05/15/2023 (A)	651,000	658,565
6.13%, 04/15/2025 (A)	931,000	950,756
6.50%, 03/15/2022 (A)	125,000	129,531
7.00%, 01/15/2028 (A)	161,000	166,836
Endo Dac / Endo Finance LLC 6.00%, 07/15/2023 (A)	1,243,000	894,960
Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023 (A)	462,000	332,640
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (A)	380,000	373,350
Teva Pharmaceutical Finance III BV
2.20%, 07/21/2021	164,000	155,595
6.75%, 03/01/2028 (B)	749,000	688,612

		5,298,477

Real Estate Management & Development - 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	479,000	431,100
9.38%, 04/01/2027 (A)	126,000	110,408

		541,508

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	684,850
5.25%, 05/15/2024 (A)	161,000	172,011
Hertz Corp.
5.50%, 10/15/2024 (A)	915,000	874,099
6.25%, 10/15/2022	668,000	674,680
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (A)	183,000	193,211

		2,598,851

Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	899,000	924,388

Software - 0.9%
Infor, Inc. 6.50%, 05/15/2022	1,648,000	1,677,005
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	612,000	631,125

		2,308,130

Specialty Retail - 1.1%
L Brands, Inc.
5.25%, 02/01/2028 (B)	157,000	143,851
6.75%, 07/01/2036	1,119,000	962,340
6.88%, 11/01/2035	773,000	687,476
7.50%, 06/15/2029	220,000	219,978
Staples, Inc. 7.50%, 04/15/2026 (A)	947,000	941,422

		2,955,067

Technology Hardware, Storage & Peripherals - 2.1%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	858,000	872,242

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. (continued)
7.13%, 06/15/2024 (A)	$ 805,000	$ 849,861
8.35%, 07/15/2046 (A)	560,000	706,998
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	416,000	366,080
Seagate HDD Cayman
4.75%, 01/01/2025 (B)	167,000	168,769
4.88%, 03/01/2024	748,000	767,788
4.88%, 06/01/2027 (B)	128,000	128,445
5.75%, 12/01/2034	700,000	696,398
Western Digital Corp. 4.75%, 02/15/2026 (B)	972,000	953,581

		5,510,162

Trading Companies & Distributors - 1.1%
United Rentals North America, Inc.
4.63%, 10/15/2025	483,000	490,849
5.50%, 07/15/2025 - 05/15/2027	1,727,000	1,799,983
6.50%, 12/15/2026	609,000	659,242

		2,950,074

Wireless Telecommunication Services - 1.8%
Sprint Communications, Inc. 11.50%, 11/15/2021	131,000	151,305
Sprint Corp.
7.13%, 06/15/2024	1,517,000	1,608,475
7.25%, 09/15/2021	2,000	2,125
7.63%, 03/01/2026	734,000	782,444
T-Mobile, Inc.
4.00%, 04/15/2022 (B)	360,000	368,100
4.50%, 02/01/2026	412,000	421,785
6.50%, 01/15/2024	273,000	282,555
Wind Tre SpA 5.00%, 01/20/2026 (A)	1,205,000	1,166,440

		4,783,229

Total Corporate Debt Securities (Cost $248,175,940)		248,627,962

LOAN ASSIGNMENTS - 2.5%
Chemicals - 0.3%
Hexion, Inc. Term Loan, TBD, 06/25/2026 (I) (L)	910,000	907,725

IT Services - 0.5%
First Data Corp. Term Loan, 1-Month LIBOR + 2.00%, 4.40% (D), 07/08/2022	1,279,044	1,277,646

Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B, 3-Month LIBOR + 4.00%, 6.33% (D), 11/30/2023	507,705	481,367

Software - 1.0%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 6.65% (D), 12/15/2024	1,285,475	1,228,271

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Infor, Inc. Term Loan B6, 3-Month LIBOR + 2.75%, 5.08% (D), 02/01/2022	$ 1,298,863	$ 1,293,180

		2,521,451

Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.94% (D), 02/02/2024	1,119,275	1,101,087
Term Loan B,
1-Month LIBOR + 3.00%, 5.44% (D), 02/02/2024	196,187	194,143

		1,295,230

Total Loan Assignments (Cost $6,558,930)		6,483,419

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (E) (G) (M) (N)	39,132	398,559

Total Common Stock (Cost $2,125,325)		398,559

PREFERRED STOCKS - 1.1%
Banks - 1.0%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.30% (D)	104,375	2,727,319

Building Products - 0.1%
Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00%, 0.00% (E) (J) (M) (N)	1,488,904	253,113

Total Preferred Stocks (Cost $3,939,325)		2,980,432

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (E) (G) (M) (N) (O) Exercise Price $0, Expiration Date 11/17/2023	15,911	0

Total Warrant (Cost $0)		0

OTHER INVESTMENT COMPANY - 5.6%
Securities Lending Collateral - 5.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (P)	14,795,333	14,795,333

Total Other Investment Company (Cost $14,795,333)		14,795,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.5%

Fixed Income Clearing Corp., 1.45% (P), dated 06/28/2019, to be repurchased at $6,701,898 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $6,835,497.

$ 6,701,088	$ 6,701,088

Total Repurchase Agreement (Cost $6,701,088)	6,701,088

Total Investments (Cost $282,295,941)	279,986,793
Net Other Assets (Liabilities) - (5.9)%	(15,507,569)

Net Assets - 100.0%	$ 264,479,224

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$248,627,962	$—	$248,627,962
Loan Assignments	—	6,483,419	—	6,483,419
Common Stock	—	—	398,559	398,559
Preferred Stocks	2,727,319	—	253,113	2,980,432
Warrant	—	—	0	0
Other Investment Company	14,795,333	—	—	14,795,333
Repurchase Agreement	—	6,701,088	—	6,701,088

Total Investments	$17,522,652	$261,812,469	$651,672	$279,986,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $117,959,231, representing 44.6% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,493,560. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted securities. At June 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Goldman Sachs Group, Inc. 6.43%, 07/29/2019	1/29/2019 - 02/8/2019	$1,042,696	$1,038,752	0.4%

Common Stock	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	398,559	0.1

Preferred Stocks	Associated Materials Group, Inc., 0.00%	11/04/2016 - 12/31/2018	1,444,101	253,113	0.1

Warrant	Associated Materials Group, Inc., 11/17/2023	11/04/2016	0	0	0.0

Total			$4,612,122	$1,690,424	0.6%

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2019, the total value of such securities is $1,229,115, representing 0.5% of the Portfolio’s net assets.
(G)	Non-income producing securities.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2019, the total value of such securities is $173,363, representing 0.1% of the Portfolio’s net assets.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	All or a portion of the security represents an unsettled loan commitment at June 30, 2019 where the rate will be determined at time of settlement.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $651,672, representing 0.2% of the Portfolio’s net assets.
(N)	Securities are Level 3 of the fair value hierarchy.
(O)	Security deemed worthless.
(P)	Rates disclosed reflect the yields at June 30, 2019.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $275,594,853) (including securities loaned of $14,493,560)	$273,285,705
Repurchase agreement, at value (cost $6,701,088)	6,701,088
Cash	177,030
Receivables and other assets:
Investments sold	780,279
When-issued, delayed-delivery, forward and TBA commitments sold	382,529
Net income from securities lending	7,367
Shares of beneficial interest sold	74,929
Interest	4,064,178
Tax reclaims	4,026
Prepaid expenses	961

Total assets	285,478,092

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,795,333
Payables and other liabilities:
Investments purchased	62,414
When-issued, delayed-delivery, forward and TBA commitments purchased	5,848,866
Shares of beneficial interest redeemed	56,585
Investment management fees	115,875
Distribution and service fees	30,197
Transfer agent costs	720
Trustees, CCO and deferred compensation fees	1,602
Audit and tax fees	16,093
Custody fees	25,540
Legal fees	6,818
Printing and shareholder reports fees	31,910
Other accrued expenses	6,915

Total liabilities	20,998,868

Net assets	$264,479,224

Net assets consist of:
Capital stock ($0.01 par value)	$329,680
Additional paid-in capital	254,246,172
Total distributable earnings (accumulated losses)	9,903,372

Net assets	$264,479,224

Net assets by class:
Initial Class	$103,869,745
Service Class	160,609,479

Shares outstanding:
Initial Class	13,058,589
Service Class	19,909,397

Net asset value and offering price per share:
Initial Class	$7.95
Service Class	8.07

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$110,654
Interest income	8,077,658
Net income from securities lending	65,204

Total investment income	8,253,516

Expenses:
Investment management fees	736,387
Distribution and service fees:
Service Class	190,583
Transfer agent costs	1,917
Trustees, CCO and deferred compensation fees	3,960
Audit and tax fees	15,585
Custody fees	28,464
Legal fees	13,896
Printing and shareholder reports fees	17,840
Other	8,622

Total expenses	1,017,254

Net investment income (loss)	7,236,262

Net realized gain (loss) on:
Investments	(1,686,422)

Net change in unrealized appreciation (depreciation) on:
Investments	17,216,073

Net realized and change in unrealized gain (loss)	15,529,651

Net increase (decrease) in net assets resulting from operations	$22,765,913

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$7,236,262	$15,900,691
Net realized gain (loss)	(1,686,422)	564,426
Net change in unrealized appreciation (depreciation)	17,216,073	(22,959,684)

Net increase (decrease) in net assets resulting from operations	22,765,913	(6,494,567)

Distributions to shareholders:
Initial Class	—	(6,783,212)
Service Class	—	(9,758,922)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(16,542,134)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,316,804	9,849,024
Service Class	9,367,925	14,989,373

	14,684,729	24,838,397

Dividends and/or distributions reinvested:
Initial Class	—	6,783,212
Service Class	—	9,758,922

	—	16,542,134

Cost of shares redeemed:
Initial Class	(8,256,083)	(28,265,035)
Service Class	(10,085,804)	(33,124,652)

	(18,341,887)	(61,389,687)

Net increase (decrease) in net assets resulting from capital share transactions	(3,657,158)	(20,009,156)

Net increase (decrease) in net assets	19,108,755	(43,045,857)

Net assets:
Beginning of period/year	245,370,469	288,416,326

End of period/year	$264,479,224	$245,370,469

Capital share transactions - shares:
Shares issued:
Initial Class	699,342	1,275,589
Service Class	1,186,217	1,888,641

	1,885,559	3,164,230

Shares reinvested:
Initial Class	—	896,065
Service Class	—	1,267,393

	—	2,163,458

Shares redeemed:
Initial Class	(1,068,355)	(3,650,905)
Service Class	(1,291,495)	(4,241,022)

	(2,359,850)	(7,891,927)

Net increase (decrease) in shares outstanding:
Initial Class	(369,013)	(1,479,251)
Service Class	(105,278)	(1,084,988)

	(474,291)	(2,564,239)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$7.27		$7.94	$7.85	$7.22		$8.05	$8.20

Investment operations:
Net investment income (loss) (A)	0.22		0.46	0.47	0.46	(B)	0.46	0.46
Net realized and unrealized gain (loss)	0.46		(0.63)	0.11	0.63		(0.78)	(0.13)

Total investment operations	0.68		(0.17)	0.58	1.09		(0.32)	0.33

Dividends and/or distributions to shareholders:
Net investment income	—		(0.50)	(0.49)	(0.46)		(0.51)	(0.48)

Net asset value, end of period/year	$7.95		$7.27	$7.94	$7.85		$7.22	$8.05

Total return	9.35	%(C)	(2.35)%	7.44%	15.34%		(4.22)%	3.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$103,870		$97,618	$118,416	$121,553		$109,369	$137,025
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(D)	0.64%	0.64%	0.66%		0.64%	0.67%
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.64%	0.64%	0.64	%(B)	0.64%	0.67%
Net investment income (loss) to average net assets	5.85	%(D)	5.96%	5.84%	6.08	%(B)	5.80%	5.55%
Portfolio turnover rate	19	%(C)	32%	39%	46%		56%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$7.38		$8.06	$7.96	$7.32		$8.14	$8.30

Investment operations:
Net investment income (loss) (A)	0.22		0.45	0.46	0.45	(B)	0.45	0.45
Net realized and unrealized gain (loss)	0.47		(0.65)	0.11	0.64		(0.78)	(0.14)

Total investment operations	0.69		(0.20)	0.57	1.09		(0.33)	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.48)	(0.47)	(0.45)		(0.49)	(0.47)

Net asset value, end of period/year	$8.07		$7.38	$8.06	$7.96		$7.32	$8.14

Total return	9.35	%(C)	(2.71)%	7.21%	15.00%		(4.30)%	3.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$160,609		$147,752	$170,000	$167,808		$147,295	$143,882
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.89%	0.89%	0.91%		0.89%	0.92%
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.89%	0.89%	0.89	%(B)	0.89%	0.92%
Net investment income (loss) to average net assets	5.60	%(D)	5.71%	5.59%	5.82	%(B)	5.56%	5.29%
Portfolio turnover rate	19	%(C)	32%	39%	46%		56%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

3. SECURITY VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$14,795,333	$—	$—	$—	$14,795,333
Total Borrowings	$14,795,333	$—	$—	$—	$14,795,333

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

With respect to the Portfolio, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-advisor for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1.25 billion	0.580%
Over $1.25 billion to $2 billion	0.555
Over $2 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Current Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2019
Initial Class	0.70%	May 1, 2020
Service Class	0.95	May 1, 2020
Prior to May 1, 2019
Initial Class	0.80
Service Class	1.05

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 51,751,368	$ —	$ 46,444,548	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 282,295,941	$ 8,180,190	$ (10,489,338)	$ (2,309,148)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

12. LEGAL PROCEEDINGS (continued)

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 20, 2009 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,050.70	$3.15	$1,021.70	$3.11	0.62%
Service Class	1,000.00	1,049.10	4.42	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.82
Duration †	5.98

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	90.0%
AAA	14.1
AA	3.7
A	0.7
BBB	1.6
Not Rated	7.7
Net Other Assets (Liabilities) ^	(17.8)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.1%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 3.10% (A), 07/25/2036	$ 3,462,788	$ 3,450,517
Edsouth Indenture No. 3 LLC Series 2012-2, Class A, 1-Month LIBOR + 0.73%, 3.13% (A), 04/25/2039 (B)	1,941,606	1,935,102
Navient Student Loan Trust Series 2017-1A, Class A2, 1-Month LIBOR + 0.75%, 3.15% (A), 07/26/2066 (B)	3,301,096	3,308,024
SBA Small Business Investment Cos. Series 2012-10B, Class 1, 2.25%, 09/10/2022	2,638,640	2,669,475
SLM Student Loan Trust Series 2006-2, Class A6, 3-Month LIBOR + 0.17%, 2.75% (A), 01/25/2041	4,601,816	4,468,237
South Carolina Student Loan Corp. Series 2010-1, Class A2, 3-Month LIBOR + 1.00%, 3.58% (A), 07/25/2025	1,543,556	1,545,671

Total Asset-Backed Securities (Cost $17,250,550)		17,377,026

CORPORATE DEBT SECURITIES - 5.6%
Banks - 0.2%
Barclays Bank PLC 10.18%, 06/12/2021 (B)	304,000	344,083
ING Bank NV 5.80%, 09/25/2023 (B)	316,000	349,569

		693,652

Beverages - 0.1%
Constellation Brands, Inc. 4.25%, 05/01/2023	210,000	223,445

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	316,000	328,874

Capital Markets - 0.6%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	1,645,000	1,745,476
Morgan Stanley 3.75%, 02/25/2023, MTN	316,000	330,099

		2,075,575

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	485,000	505,761
Ford Motor Credit Co. LLC 4.25%, 09/20/2022	298,000	305,636

		811,397

Diversified Financial Services - 3.8%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	209,477
7.13%, 10/15/2020 (B)	1,403,000	1,484,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Portmarnock Leasing LLC 1.74%, 10/22/2024	$ 1,450,912	$ 1,437,712
Private Export Funding Corp. 3.27%, 11/08/2021 (B)	10,000,000	10,293,736

		13,424,980

Diversified Telecommunication Services - 0.1%
AT&T, Inc. 2.45%, 06/30/2020	422,000	421,819

Electrical Equipment - 0.1%
Siemens Financieringsmaatschappij NV 2.15%, 05/27/2020 (B)	263,000	262,600

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	263,000	268,295

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.40%, 11/30/2023	184,000	191,841

Insurance - 0.1%
Fidelity National Financial, Inc. 5.50%, 09/01/2022	369,000	399,375

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 4.74%, 03/11/2021	263,000	273,756

Total Corporate Debt Securities (Cost $18,757,495)		19,375,609

MORTGAGE-BACKED SECURITIES - 8.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,560,000	2,584,961
Series 2013-CR9, Class A4,
4.37% (A), 07/10/2045	3,000,000	3,216,133
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,206,185
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	5,000,000	5,296,141
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 01/10/2047	3,000,000	3,198,461
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A5, 3.66%, 07/15/2045	4,535,000	4,766,129
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class A4, 4.30% (A), 08/15/2046	3,500,000	3,736,684

Total Mortgage-Backed Securities (Cost $27,083,747)		28,004,694

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Texas - 0.9%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 1, 1-Month LIBOR + 1.00%, 3.44% (A), 12/01/2034	$ 3,274,547	$ 3,279,819

Vermont - 0.5%
Vermont Student Assistance Corp., Certificate of Obligation, 1-Month LIBOR + 0.70%, 3.13% (A), 07/28/2034	1,610,016	1,609,468

Total Municipal Government Obligations (Cost $4,876,311)		4,889,287

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.3%
Federal Home Loan Banks 3.25%, 11/16/2028 (C)	6,000,000	6,520,246
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	5,192,034
3.01%, 07/25/2025	5,000,000	5,207,100
3.11%, 02/25/2023	10,000,000	10,344,936
3.30%, 04/25/2029	10,000,000	10,676,557
3.31%, 09/25/2025	15,000,000	15,885,980
3.53%, 06/25/2020	5,500,000	5,543,481
3.97% (A), 01/25/2021	2,945,000	3,010,956
4.08% (A), 11/25/2020	3,549,058	3,616,936
4.22%, 03/25/2020	1,914,192	1,924,115
Federal National Mortgage Association
1.88%, 12/28/2020	4,000,000	3,999,375
2.38%, 01/19/2023	28,500,000	29,060,173
2.63%, 09/06/2024	4,000,000	4,150,893
2.88%, 09/12/2023 (C)	2,000,000	2,082,987
3.50%, TBA (D)	40,000,000	40,895,312
Government National Mortgage Association
3.97% (A), 10/20/2061	274,854	277,058
4.18% (A), 10/20/2061	121,958	122,774
4.23% (A), 09/20/2061	269,826	282,640
4.58% (A), 06/20/2062	2,035,261	2,050,484
4.60% (A), 12/20/2061	113,352	114,805
4.82% (A), 08/20/2061	624,065	631,650
5.07% (A), 07/20/2061	363,010	365,370
Overseas Private Investment Corp. 5.14%, 12/15/2023	8,328	8,940
Residual Funding Corp., Principal Only STRIPS Zero Coupon, 01/15/2021	14,356,000	13,923,114
Tennessee Valley Authority Series A,
2.88%, 02/01/2027	6,000,000	6,272,666
3.50%, 12/15/2042	5,000,000	5,359,650
4.25%, 09/15/2065	5,000,000	6,295,953
4.88%, 01/15/2048	5,000,000	6,666,719

Total U.S. Government Agency Obligations (Cost $187,124,868)		190,482,904

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 30.4%
U.S. Treasury - 30.4%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 1,000,000	$ 996,211
2.75%, 11/15/2047	1,018,000	1,062,577
3.00%, 05/15/2042 - 02/15/2048	6,019,000	6,589,657
3.38%, 05/15/2044 - 11/15/2048	6,500,000	7,560,761
3.50%, 02/15/2039	1,414,500	1,680,216
3.63%, 08/15/2043	2,750,000	3,319,443
4.38%, 05/15/2040	10,481,700	13,955,401
U.S. Treasury Note
1.13%, 02/28/2021 - 07/31/2021	21,963,000	21,703,848
1.25%, 03/31/2021	4,362,000	4,321,106
2.00%, 05/31/2024 (C)	13,982,000	14,146,398
2.00%, 02/15/2025	6,986,000	7,056,952
2.13%, 05/31/2021 - 05/31/2026	15,486,000	15,625,844
2.38%, 05/15/2029 (C)	1,334,000	1,378,553
2.50%, 01/31/2025	3,000,000	3,111,094
2.88%, 05/15/2049	1,900,000	2,038,344

Total U.S. Government Obligations (Cost $101,292,179)		104,546,405

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Federal Home Loan Bank Discount Notes
2.24% (E), 07/24/2019	10,000,000	9,984,688
2.47% (E), 11/26/2019	5,000,000	4,950,000

Total Short-Term U.S. Government Agency Obligations (Cost $14,934,688)		14,934,688

	Shares	Value
OTHER INVESTMENT COMPANY - 6.5%
Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (E)	22,524,370	22,524,370

Total Other Investment Company (Cost $22,524,370)		22,524,370

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (E), dated 06/28/2019, to be repurchased at $3,914,376 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $3,995,106.	$ 3,913,903	3,913,903

Total Repurchase Agreement (Cost $3,913,903)		3,913,903

Total Investments (Cost $397,758,111)		406,048,886
Net Other Assets (Liabilities) - (17.8)%		(61,465,316)

Net Assets - 100.0%		$ 344,583,570

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(46)	09/30/2019	$(9,883,774)	$(9,898,266)	$—	$(14,492)
10-Year U.S. Treasury Note	Long	112	09/19/2019	13,976,770	14,332,500	355,730	—
10-Year U.S. Treasury Ultra Note	Short	(15)	09/19/2019	(1,999,413)	(2,071,875)	—	(72,462)
30-Year U.S. Treasury Bond	Short	(28)	09/19/2019	(4,174,455)	(4,356,625)	—	(182,170)
U.S. Treasury Ultra Bond	Long	30	09/19/2019	5,173,209	5,326,875	153,666	—

Total						$509,396	$(269,124)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$17,377,026	$—	$17,377,026
Corporate Debt Securities	—	19,375,609	—	19,375,609
Mortgage-Backed Securities	—	28,004,694	—	28,004,694
Municipal Government Obligations	—	4,889,287	—	4,889,287
U.S. Government Agency Obligations	—	190,482,904	—	190,482,904
U.S. Government Obligations	—	104,546,405	—	104,546,405
Short-Term U.S. Government Agency Obligations	—	14,934,688	—	14,934,688
Other Investment Company	22,524,370	—	—	22,524,370
Repurchase Agreement	—	3,913,903	—	3,913,903

Total Investments	$22,524,370	$383,524,516	$—	$406,048,886

Other Financial Instruments
Futures Contracts (G)	$509,396	$—	$—	$509,396

Total Other Financial Instruments	$509,396	$—	$—	$509,396

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(269,124)	$—	$—	$(269,124)

Total Other Financial Instruments	$(269,124)	$—	$—	$(269,124)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $28,688,972, representing 8.3% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,076,381. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at June 30, 2019.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $393,844,208) (including securities loaned of $22,076,381)	$402,134,983
Repurchase agreement, at value (cost $3,913,903)	3,913,903
Cash	295,000
Cash collateral pledged at broker for:
Futures contracts	500,000
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	5,084,149
Net income from securities lending	3,133
Shares of beneficial interest sold	10,867
Interest	1,558,750
Variation margin receivable on futures contracts	2,712
Prepaid expenses	2,707

Total assets	413,506,204

Liabilities:
Cash collateral received upon return of:
Securities on loan	22,524,370
Payables and other liabilities:
Investments purchased	4,022
When-issued, delayed-delivery, forward and TBA commitments purchased	45,885,469
Shares of beneficial interest redeemed	216,077
Investment management fees	160,124
Distribution and service fees	53,303
Transfer agent costs	504
Trustees, CCO and deferred compensation fees	2,396
Audit and tax fees	13,718
Custody fees	22,941
Legal fees	1,737
Printing and shareholder reports fees	29,450
Other accrued expenses	8,523

Total liabilities	68,922,634

Net assets	$344,583,570

Net assets consist of:
Capital stock ($0.01 par value)	$306,578
Additional paid-in capital	326,181,577
Total distributable earnings (accumulated losses)	18,095,415

Net assets	$344,583,570

Net assets by class:
Initial Class	$82,662,190
Service Class	261,921,380

Shares outstanding:
Initial Class	7,529,229
Service Class	23,128,584

Net asset value and offering price per share:
Initial Class	$10.98
Service Class	11.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$5,003,460
Net income from securities lending	4,834

Total investment income	5,008,294

Expenses:
Investment management fees	1,121,774
Distribution and service fees:
Service Class	385,963
Transfer agent costs	2,689
Trustees, CCO and deferred compensation fees	5,893
Audit and tax fees	13,472
Custody fees	24,642
Legal fees	7,830
Printing and shareholder reports fees	12,344
Other	11,726

Total expenses	1,586,333

Net investment income (loss)	3,421,961

Net realized gain (loss) on:
Investments	2,859,629
Futures contracts	1,626,990

Net realized gain (loss)	4,486,619

Net change in unrealized appreciation (depreciation) on:
Investments	10,848,677
Futures contracts	(543,351)

Net change in unrealized appreciation (depreciation)	10,305,326

Net realized and change in unrealized gain (loss)	14,791,945

Net increase (decrease) in net assets resulting from operations	$18,213,906

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$3,421,961	$4,375,303
Net realized gain (loss)	4,486,619	(1,034,324)
Net change in unrealized appreciation (depreciation)	10,305,326	(1,624,309)

Net increase (decrease) in net assets resulting from operations	18,213,906	1,716,670

Distributions to shareholders:
Initial Class	—	(2,285,638)
Service Class	—	(5,406,759)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(7,692,397)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,826,589	15,030,783
Service Class	22,840,858	227,819,156

	35,667,447	242,849,939

Dividends and/or distributions reinvested:
Initial Class	—	2,285,638
Service Class	—	5,406,759

	—	7,692,397

Cost of shares redeemed:
Initial Class	(12,923,089)	(20,731,888)
Service Class	(173,742,008)	(73,612,771)

	(186,665,097)	(94,344,659)

Net increase (decrease) in net assets resulting from capital share transactions	(150,997,650)	156,197,677

Net increase (decrease) in net assets	(132,783,744)	150,221,950

Net assets:
Beginning of period/year	477,367,314	327,145,364

End of period/year	$344,583,570	$477,367,314

Capital share transactions - shares:
Shares issued:
Initial Class	1,206,053	1,446,219
Service Class	2,060,977	21,287,445

	3,267,030	22,733,664

Shares reinvested:
Initial Class	—	221,048
Service Class	—	505,777

	—	726,825

Shares redeemed:
Initial Class	(1,220,140)	(1,979,123)
Service Class	(15,873,723)	(6,767,359)

	(17,093,863)	(8,746,482)

Net increase (decrease) in shares outstanding:
Initial Class	(14,087)	(311,856)
Service Class	(13,812,746)	15,025,863

	(13,826,833)	14,714,007

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.45		$10.75	$11.81	$11.85		$12.16	$12.33

Investment operations:
Net investment income (loss) (A)	0.10		0.17	0.19	0.13	(B)	0.18	0.23
Net realized and unrealized gain (loss)	0.43		(0.15)	0.13	(0.09	)(C)	(0.17)	0.34

Total investment operations	0.53		0.02	0.32	0.04		0.01	0.57

Dividends and/or distributions to shareholders:
Net investment income	—		(0.32)	(0.45)	(0.08)		(0.26)	(0.52)
Net realized gains	—		—	(0.93)	—		(0.06)	(0.22)

Total dividends and/or distributions to shareholders	—		(0.32)	(1.38)	(0.08)		(0.32)	(0.74)

Net asset value, end of period/year	$10.98		$10.45	$10.75	$11.81		$11.85	$12.16

Total return	5.07	%(D)	0.26%	2.66%	0.30%		0.10%	4.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,662		$78,801	$84,450	$93,570		$870,390	$111,203
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.61%		0.61%	0.62%
Including waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.61	%(B)	0.61%	0.62%
Net investment income (loss) to average net assets	1.98	%(E)	1.60%	1.69%	1.07	%(B)	1.52%	1.81%
Portfolio turnover rate	39	%(D)	85%	18%	77%		171%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.79		$11.07	$12.10	$12.14		$12.45	$12.58

Investment operations:
Net investment income (loss) (A)	0.09		0.15	0.17	0.11	(B)	0.17	0.20
Net realized and unrealized gain (loss)	0.44		(0.15)	0.12	(0.09	)(C)	(0.19)	0.35

Total investment operations	0.53		—	0.29	0.02		(0.02)	0.55

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)	(0.39)	(0.06)		(0.23)	(0.46)
Net realized gains	—		—	(0.93)	—		(0.06)	(0.22)

Total dividends and/or distributions to shareholders	—		(0.28)	(1.32)	(0.06)		(0.29)	(0.68)

Net asset value, end of period/year	$11.32		$10.79	$11.07	$12.10		$12.14	$12.45

Total return	4.91	%(D)	0.01%	2.36%	0.14%		(0.18)%	4.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$261,922		$398,566	$242,695	$493,733		$458,000	$276,838
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.87%	0.86%		0.86%	0.87%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.87%	0.87%	0.85	%(B)	0.86%	0.87%
Net investment income (loss) to average net assets	1.72	%(E)	1.37%	1.43%	0.90	%(B)	1.37%	1.58%
Portfolio turnover rate	39	%(D)	85%	18%	77%		171%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$8,702,997	$—	$—	$—	$8,702,997
U.S. Government Obligations	13,821,373	—	—	—	13,821,373
Total Securities Lending Transactions	$22,524,370	$—	$—	$—	$22,524,370
Total Borrowings	$22,524,370	$—	$—	$—	$22,524,370

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$509,396	$—	$—	$—	$—	$509,396
Total	$509,396	$—	$—	$—	$—	$509,396

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(269,124)	$—	$—	$—	$—	$(269,124)
Total	$(269,124)	$—	$—	$—	$—	$(269,124)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,626,990	$—	$—	$—	$—	$1,626,990
Total	$1,626,990	$—	$—	$—	$—	$1,626,990

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(543,351)	$—	$—	$—	$—	$(543,351)
Total	$(543,351)	$—	$—	$—	$—	$(543,351)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 44,381,309	$ (4,814,144)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK FACTOR (continued)

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

With respect to the Portfolio, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-advisor for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.58% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2020
Service Class	0.88	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ —	$ 144,052,815	$ 16,117,335	$ 237,344,292

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 397,758,111	$ 9,970,538	$ (1,439,491)	$ 8,531,047

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

13. LEGAL PROCEEDINGS (continued)

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,095.40	$4.31	$1,020.70	$4.16	0.83%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	95.1%
Repurchase Agreement	5.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
U.S. Mixed Allocation Fund - 95.1%
American Funds Insurance Series - Asset Allocation Fund	37,927,987	$ 855,276,107

Total Investment Company (Cost $835,323,722)		855,276,107

	Principal	Value
REPURCHASE AGREEMENT - 5.0%

Fixed Income Clearing Corp.,
1.45% (A), dated 06/28/2019, to be repurchased at $45,113,134 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $46,010,576.

	$ 45,107,684	$ 45,107,684

Total Repurchase Agreement (Cost $45,107,684)		45,107,684

Total Investments (Cost $880,431,406)		900,383,791
Net Other Assets (Liabilities) - (0.1)%		(559,342)

Net Assets - 100.0%		$ 899,824,449

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$855,276,107	$—	$—	$855,276,107
Repurchase Agreement	—	45,107,684	—	45,107,684

Total Investments	$855,276,107	$45,107,684	$—	$900,383,791

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2019.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $835,323,722)	$855,276,107
Repurchase agreement, at value (cost $45,107,684)	45,107,684
Receivables and other assets:
Shares of beneficial interest sold	314,877
Interest	5,450
Variation margin receivable on futures contracts	146
Prepaid expenses	3,655

Total assets	900,707,919

Liabilities:
Payables and other liabilities:
Investments purchased	109,497
Shares of beneficial interest redeemed	4,702
Investment management fees	358,562
Distribution and service fees	169,133
Transfer agent costs	1,943
Trustees, CCO and deferred compensation fees	4,441
Audit and tax fees	14,497
Custody fees	39,489
Legal fees	7,740
Printing and shareholder reports fees	161,070
Other accrued expenses	12,396

Total liabilities	883,470

Net assets	$899,824,449

Net assets consist of:
Capital stock ($0.01 par value)	$783,677
Additional paid-in capital	815,776,271
Total distributable earnings (accumulated losses)	83,264,501

Net assets	$899,824,449

Shares outstanding	78,367,710

Net asset value and offering price per share	$11.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,839,583
Interest income from unaffiliated investments	299,650

Total investment income	4,139,233

Expenses:
Investment management fees	2,199,426
Distribution and service fees	1,037,465
Transfer agent costs	5,933
Trustees, CCO and deferred compensation fees	12,568
Audit and tax fees	14,333
Custody fees	30,761
Legal fees	18,772
Printing and shareholder reports fees	99,710
Other	23,525

Total expenses	3,442,493

Net investment income (loss)	696,740

Net realized gain (loss) on:
Unaffiliated investments	(504,192)
Capital gain distributions received from unaffiliated investment companies	42,409,777
Futures contracts	(6,163,823)

Net realized gain (loss)	35,741,762

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	44,428,800
Futures contracts	(5,098,592)
Translation of assets and liabilities denominated in foreign currencies	(407)

Net change in unrealized appreciation (depreciation)	39,329,801

Net realized and change in unrealized gain (loss)	75,071,563

Net increase (decrease) in net assets resulting from operations	$75,768,303

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$696,740	$11,188,931
Net realized gain (loss)	35,741,762	15,791,492
Net change in unrealized appreciation (depreciation)	39,329,801	(75,413,039)

Net increase (decrease) in net assets resulting from operations	75,768,303	(48,432,616)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(32,146,554)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(32,146,554)

Capital share transactions:
Proceeds from shares sold	55,882,987	145,829,553
Dividends and/or distributions reinvested	—	32,146,554
Cost of shares redeemed	(12,833,948)	(19,787,573)

Net increase (decrease) in net assets resulting from capital share transactions	43,049,039	158,188,534

Net increase (decrease) in net assets	118,817,342	77,609,364

Net assets:
Beginning of period/year	781,007,107	703,397,743

End of period/year	$899,824,449	$781,007,107

Capital share transactions - shares:
Shares issued	4,989,103	12,765,393
Shares reinvested	—	2,852,401
Shares redeemed	(1,171,711)	(1,757,501)

Net increase (decrease) in shares outstanding	3,817,392	13,860,293

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015 (A)
Net asset value, beginning of period/year	$10.48		$11.59	$10.18	$9.62		$10.00

Investment operations:
Net investment income (loss) (B)	0.01		0.17	0.12	0.15	(C)	0.26
Net realized and unrealized gain (loss)	0.99		(0.81)	1.37	0.47		(0.64)

Total investment operations	1.00		(0.64)	1.49	0.62		(0.38)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.07)	(0.06)		—
Net realized gains	—		(0.37)	(0.01)	—		—

Total dividends and/or distributions to shareholders	—		(0.47)	(0.08)	(0.06)		—

Net asset value, end of period/year	$11.48		$10.48	$11.59	$10.18		$9.62

Total return	9.54	%(D)	(5.82)%	14.62%	6.41%		(3.80	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$899,824		$781,007	$703,398	$389,264		$129,378
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.84%	0.82%	0.82%		0.86	%(F)
Including waiver and/or reimbursement and recapture	0.83	%(F)	0.84%	0.82%	0.82	%(C)	0.85	%(F)
Net investment income (loss) to average net assets	0.17	%(F)	1.46%	1.11%	1.56	%(C)	4.10	%(F)
Portfolio turnover rate	2	%(D)	—%	—%	—%		—	%(D)

(A)	Commenced operations on May 1, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(31,579)	$(6,132,244)	$—	$—	$(6,163,823)
Total	$—	$(31,579)	$(6,132,244)	$—	$—	$(6,163,823)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$20,584	$(5,119,176)	$—	$—	$(5,098,592)
Total	$—	$20,584	$(5,119,176)	$—	$—	$(5,098,592)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ —	$ (37,603,160)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2019, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series - Asset Allocation Fund	94.96%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 27,780,330	$ 15,977,705

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 880,431,406	$ 19,952,385	$ —	$ 19,952,385

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE (continued)

result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,135.00	$3.81	$1,021.20	$3.61	0.72%
Service Class	1,000.00	1,133.20	5.13	1,020.00	4.86	0.97

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	2.5
Other Investment Company	1.2
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 3.7%
General Dynamics Corp.	71,325	$ 12,968,311
United Technologies Corp.	121,944	15,877,109

		28,845,420

Airlines - 1.0%
Southwest Airlines Co.	151,174	7,676,616

Banks - 12.1%
Bank of America Corp.	760,431	22,052,499
JPMorgan Chase & Co.	141,475	15,816,905
US Bancorp	569,055	29,818,482
Wells Fargo & Co.	595,653	28,186,300

		95,874,186

Building Products - 2.1%
Johnson Controls International PLC	402,224	16,615,873

Capital Markets - 4.3%
Northern Trust Corp.	215,033	19,352,970
State Street Corp.	256,298	14,368,066

		33,721,036

Chemicals - 6.6%
Corteva, Inc. (A)	215,750	6,379,728
DuPont de Nemours, Inc.	215,749	16,196,277
Linde PLC	148,588	29,836,470

		52,412,475

Consumer Finance - 2.0%
American Express Co.	127,263	15,709,345

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	781,651	26,193,125
Verizon Communications, Inc.	283,445	16,193,213

		42,386,338

Electric Utilities - 8.2%
Entergy Corp.	348,281	35,848,563
Exelon Corp.	598,720	28,702,637

		64,551,200

Energy Equipment & Services - 2.5%
Schlumberger, Ltd.	498,406	19,806,655

Equity Real Estate Investment Trusts - 3.3%
HCP, Inc.	803,580	25,698,488

Health Care Equipment & Supplies - 2.5%
Medtronic PLC	199,982	19,476,247

Health Care Providers & Services - 4.8%
CVS Health Corp.	398,591	21,719,224
UnitedHealth Group, Inc.	67,205	16,398,692

		38,117,916

Household Durables - 1.4%
Whirlpool Corp.	80,123	11,406,310

Industrial Conglomerates - 3.7%
General Electric Co.	2,757,887	28,957,814

Insurance - 3.3%
Chubb, Ltd.	177,652	26,166,363

IT Services - 2.5%
International Business Machines Corp.	144,670	19,949,993

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.6%
Stanley Black & Decker, Inc.	111,917	$ 16,184,317
Wabtec Corp. (B)	169,392	12,155,570

		28,339,887

Multi-Utilities - 3.9%
Dominion Energy, Inc.	396,688	30,671,916

Multiline Retail - 3.8%
Target Corp.	346,637	30,022,231

Oil, Gas & Consumable Fuels - 10.2%
BP PLC, ADR	581,285	24,239,585
EOG Resources, Inc.	202,647	18,878,595
Phillips 66	262,649	24,568,187
Valero Energy Corp.	154,609	13,236,076

		80,922,443

Pharmaceuticals - 2.2%
Johnson & Johnson	122,298	17,033,666

Specialty Retail - 2.5%
Lowe’s Cos., Inc.	196,998	19,879,068

Tobacco - 2.1%
Philip Morris International, Inc.	212,968	16,724,377

Total Common Stocks (Cost $727,557,299)		770,965,863

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	9,823,191	9,823,191

Total Other Investment Company (Cost $9,823,191)		9,823,191

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $19,886,664 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $20,284,817.	$ 19,884,261	19,884,261

Total Repurchase Agreement (Cost $19,884,261)		19,884,261

Total Investments (Cost $757,264,751)		800,673,315
Net Other Assets (Liabilities) - (1.4)%		(11,139,299)

Net Assets - 100.0%		$ 789,534,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$770,965,863	$—	$—	$770,965,863
Other Investment Company	9,823,191	—	—	9,823,191
Repurchase Agreement	—	19,884,261	—	19,884,261

Total Investments	$780,789,054	$19,884,261	$—	$800,673,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of the security on loan is $9,623,375. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $737,380,490) (including securities loaned of $9,623,375)	$780,789,054
Repurchase agreement, at value (cost $19,884,261)	19,884,261
Cash	339,356
Receivables and other assets:
Investments sold	4,641,349
Net income from securities lending	1,140
Shares of beneficial interest sold	179,287
Dividends and/or distributions	1,240,551
Interest	801
Prepaid expenses	2,571

Total assets	807,078,370

Liabilities:
Cash collateral received upon return of:
Securities on loan	9,823,191
Payables and other liabilities:
Investments purchased	6,904,906
Shares of beneficial interest redeemed	219,288
Investment management fees	408,612
Distribution and service fees	45,969
Transfer agent costs	2,447
Trustees, CCO and deferred compensation fees	5,385
Audit and tax fees	16,692
Custody fees	31,597
Legal fees	12,657
Printing and shareholder reports fees	60,364
Other accrued expenses	13,246

Total liabilities	17,544,354

Net assets	$789,534,016

Net assets consist of:
Capital stock ($0.01 par value)	$313,198
Additional paid-in capital	550,578,624
Total distributable earnings (accumulated losses)	238,642,194

Net assets	$789,534,016

Net assets by class:
Initial Class	$544,972,135
Service Class	244,561,881

Shares outstanding:
Initial Class	21,611,566
Service Class	9,708,207

Net asset value and offering price per share:
Initial Class	$25.22
Service Class	25.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$12,347,713
Interest income	80,419
Non-cash dividend income	1,120,450
Net income from securities lending	6,029
Withholding taxes on foreign income	(110,668)

Total investment income	13,443,943

Expenses:
Investment management fees	2,665,383
Distribution and service fees:
Service Class	296,964
Transfer agent costs	6,086
Trustees, CCO and deferred compensation fees	12,400
Audit and tax fees	15,625
Custody fees	22,950
Legal fees	21,843
Printing and shareholder reports fees	31,214
Other	25,234

Total expenses	3,097,699

Net investment income (loss)	10,346,244

Net realized gain (loss) on:
Investments	47,290,732

Net change in unrealized appreciation (depreciation) on:
Investments	40,620,377

Net realized and change in unrealized gain (loss)	87,911,109

Net increase (decrease) in net assets resulting from operations	$98,257,353

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$10,346,244	$19,541,351
Net realized gain (loss)	47,290,732	126,404,260
Net change in unrealized appreciation (depreciation)	40,620,377	(244,936,838)

Net increase (decrease) in net assets resulting from operations	98,257,353	(98,991,227)

Distributions to shareholders:
Initial Class	—	(13,257,270)
Service Class	—	(5,112,054)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(18,369,324)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,806,396	30,838,604
Service Class	7,739,435	15,555,739

	18,545,831	46,394,343

Dividends and/or distributions reinvested:
Initial Class	—	13,257,270
Service Class	—	5,112,054

	—	18,369,324

Cost of shares redeemed:
Initial Class	(58,316,961)	(120,647,852)
Service Class	(16,217,182)	(50,154,380)

	(74,534,143)	(170,802,232)

Net increase (decrease) in net assets resulting from capital share transactions	(55,988,312)	(106,038,565)

Net increase (decrease) in net assets	42,269,041	(223,399,116)

Net assets:
Beginning of period/year	747,264,975	970,664,091

End of period/year	$789,534,016	$747,264,975

Capital share transactions - shares:
Shares issued:
Initial Class	440,528	1,235,627
Service Class	317,915	625,425

	758,443	1,861,052

Shares reinvested:
Initial Class	—	517,862
Service Class	—	199,456

	—	717,318

Shares redeemed:
Initial Class	(2,400,889)	(4,778,128)
Service Class	(662,855)	(2,021,161)

	(3,063,744)	(6,799,289)

Net increase (decrease) in shares outstanding:
Initial Class	(1,960,361)	(3,024,639)
Service Class	(344,940)	(1,196,280)

	(2,305,301)	(4,220,919)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$22.22		$25.65	$22.58		$20.07		$21.24	$19.19

Investment operations:
Net investment income (loss) (A)	0.33		0.57	0.49		0.51	(B)	0.43	0.36
Net realized and unrealized gain (loss)	2.67		(3.45)	3.16		2.46		(1.20)	1.96

Total investment operations	3.00		(2.88)	3.65		2.97		(0.77)	2.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.55)	(0.58)		(0.46)		(0.40)	(0.27)

Net asset value, end of period/year	$25.22		$22.22	$25.65		$22.58		$20.07	$21.24

Total return	13.50	%(D)	(11.50)%	16.43	%(C)	14.91%		(3.59)%	12.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$544,972		$523,815	$682,104		$653,533		$639,203	$787,329
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.71%	0.71%		0.71%		0.71%	0.71%
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.71%	0.71%		0.70	%(B)	0.71%	0.71%
Net investment income (loss) to average net assets	2.74	%(E)	2.26%	2.02%		2.45	%(B)	2.08%	1.80%
Portfolio turnover rate	32	%(D)	29%	11%		11%		9%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$22.23		$25.65	$22.59		$20.09		$21.26	$19.22

Investment operations:
Net investment income (loss) (A)	0.30		0.50	0.43		0.46	(B)	0.38	0.31
Net realized and unrealized gain (loss)	2.66		(3.43)	3.16		2.45		(1.20)	1.97

Total investment operations	2.96		(2.93)	3.59		2.91		(0.82)	2.28

Dividends and/or distributions to shareholders:
Net investment income	—		(0.49)	(0.53)		(0.41)		(0.35)	(0.24)

Net asset value, end of period/year	$25.19		$22.23	$25.65		$22.59		$20.09	$21.26

Total return	13.32	%(D)	(11.69)%	16.13	%(C)	14.59%		(3.83)%	11.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,562		$223,450	$288,560		$264,863		$209,780	$223,038
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(E)	0.96%	0.96%		0.96%		0.96%	0.96%
Including waiver and/or reimbursement and recapture	0.97	%(E)	0.96%	0.96%		0.95	%(B)	0.96%	0.96%
Net investment income (loss) to average net assets	2.50	%(E)	2.01%	1.77%		2.21	%(B)	1.83%	1.54%
Portfolio turnover rate	32	%(D)	29%	11%		11%		9%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $30,687.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$9,823,191	$—	$—	$—	$9,823,191
Total Borrowings	$9,823,191	$—	$—	$—	$9,823,191

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $200 million	0.78%
Over $200 million up to $500 million	0.68
Over $500 million up to $1.5 billion	0.63
Over $1.5 billion up to $2.5 billion	0.59
Over $2.5 billion	0.58

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.85%	May 1, 2020
Service Class	1.10	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 247,001,810	$ —	$ 300,282,165	$ —

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 757,264,751	$ 86,672,218	$ (43,263,654)	$ 43,408,564

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Barrow Hanley Dividend Focused VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Barrow, Hanley, Mewhinney & Strauss, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Barrow Hanley Dividend Focused VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,158.20	$3.00	$1,022.00	$2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	75.5%
International Equity Funds	24.2
Net Other Assets (Liabilities)	0.3
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 24.2%
iShares Edge MSCI Min Vol EAFE ETF	168,449	$ 12,236,135
iShares Edge MSCI Min Vol Emerging Markets ETF	56,645	3,334,125

		15,570,260

U.S. Equity Funds - 75.5%
iShares Edge MSCI Min Vol USA ETF	170,916	10,550,644
iShares Edge MSCI USA Momentum Factor ETF	88,908	10,544,489
iShares Edge MSCI USA Quality Factor ETF	115,283	10,544,936
iShares Edge MSCI USA Size Factor ETF	72,256	6,575,296
iShares Edge MSCI USA Value Factor ETF	127,636	10,362,767

		48,578,132

Total Exchange-Traded Funds (Cost $55,285,197)		64,148,392

Total Investments (Cost $55,285,197)		64,148,392
Net Other Assets (Liabilities) - 0.3%		172,571

Net Assets - 100.0%		$ 64,320,963

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,148,392	$—	$—	$64,148,392

Total Investments	$64,148,392	$—	$—	$64,148,392

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $55,285,197)	$64,148,392
Cash	180,871
Receivables and other assets:
Investments sold	271,445
Shares of beneficial interest sold	95,480
Prepaid expenses	220

Total assets	64,696,408

Liabilities:
Payables and other liabilities:
Investments purchased	337,643
Shares of beneficial interest redeemed	673
Investment management fees	7,181
Distribution and service fees	11,877
Transfer agent costs	201
Trustees, CCO and deferred compensation fees	336
Audit and tax fees	8,704
Custody fees	4,521
Legal fees	878
Printing and shareholder reports fees	542
Other accrued expenses	2,889

Total liabilities	375,445

Net assets	$64,320,963

Net assets consist of:
Capital stock ($0.01 par value)	$46,235
Additional paid-in capital	51,019,795
Total distributable earnings (accumulated losses)	13,254,933

Net assets	$64,320,963

Shares outstanding	4,623,527

Net asset value and offering price per share	$13.91

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$704,029

Total investment income	704,029

Expenses:
Investment management fees	86,935
Distribution and service fees	72,446
Transfer agent costs	460
Trustees, CCO and deferred compensation fees	907
Audit and tax fees	8,604
Custody fees	1,803
Legal fees	1,569
Printing and shareholder reports fees	802
Other	5,763

Total expenses before waiver and/or reimbursement and recapture	179,289

Expense waived and/or reimbursed	(20,169)
Recapture of previously waived and/or reimbursed fees	3,159

Net expenses	162,279

Net investment income (loss)	541,750

Net realized gain (loss) on:
Unaffiliated investments	1,094,824

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,990,254

Net realized and change in unrealized gain (loss)	8,085,078

Net increase (decrease) in net assets resulting from operations	$8,626,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$541,750	$994,896
Net realized gain (loss)	1,094,824	1,920,048
Net change in unrealized appreciation (depreciation)	6,990,254	(6,058,613)

Net increase (decrease) in net assets resulting from operations	8,626,828	(3,143,669)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,484,315)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(1,484,315)

Capital share transactions:
Proceeds from shares sold	6,786,000	9,482,780
Dividends and/or distributions reinvested	—	1,484,315
Cost of shares redeemed	(6,193,742)	(12,221,195)

Net increase (decrease) in net assets resulting from capital share transactions	592,258	(1,254,100)

Net increase (decrease) in net assets	9,219,086	(5,882,084)

Net assets:
Beginning of period/year	55,101,877	60,983,961

End of period/year	$64,320,963	$55,101,877

Capital share transactions - shares:
Shares issued	507,586	726,014
Shares reinvested	—	111,018
Shares redeemed	(472,649)	(949,182)

Net increase (decrease) in shares outstanding	34,937	(112,150)

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016(A)
Net asset value, beginning of period/year	$12.01		$12.97	$10.59	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.20	0.19	0.35
Net realized and unrealized gain (loss)	1.78		(0.86)	2.26	0.24	(C)

Total investment operations	1.90		(0.66)	2.45	0.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.06)	—
Net realized gains	—		(0.15)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.30)	(0.07)	—

Net asset value, end of period/year	$13.91		$12.01	$12.97	$10.59

Total return	15.82	%(D)	(5.32)%	23.23%	5.90	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,321		$55,102	$60,984	$24,382
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.61%	0.63%	1.18	%(F)
Including waiver and/or reimbursement and recapture (G)	0.56	%(F)	0.56%	0.56%	0.56	%(F)
Net investment income (loss) to average net assets	1.87	%(F)	1.54%	1.58%	4.31	%(F)
Portfolio turnover rate	10	%(D)	14%	16%	20	%(D)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Equity Smart Beta 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. These amounts are not subject to recapture by TAM.

For the period ended December 31, 2016, the years ended December 31, 2017 and December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available (A)				Total
2016 (B)	2017	2018	2019
$ 18,359	$ 8,361	$ 1,999	$ 5,680	$ 34,399

(A)	Certain fees are not available for recapture by TAM.
(B)	Commenced operations on March 21, 2016.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 6,767,188	$ 5,803,864

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 55,285,197	$ 8,863,195	$ —	$ 8,863,195

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Equity Smart Beta 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and below the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Equity Smart Beta 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,083.20	$2.94	$1,022.00	$2.86	0.57%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	95.0%
Repurchase Agreement	5.0
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	26,531,807	$ 247,276,446

Total Investment Company (Cost $244,871,193)		247,276,446

Principal	Value
REPURCHASE AGREEMENT - 5.0%

Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $13,071,409 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $13,335,252.

$ 13,069,829	$ 13,069,829

Total Repurchase Agreement (Cost $13,069,829)	13,069,829

Total Investments (Cost $257,941,022)	260,346,275
Net Other Assets (Liabilities) - (0.0)% (C)	(54,506)

Net Assets - 100.0%	$ 260,291,769

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$247,276,446	$—	$—	$247,276,446
Repurchase Agreement	—	13,069,829	—	13,069,829

Total Investments	$247,276,446	$13,069,829	$—	$260,346,275

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	Rate disclosed reflects the yield at June 30, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $244,871,193)	$247,276,446
Repurchase agreement, at value (cost $13,069,829)	13,069,829
Cash	148
Receivables and other assets:
Shares of beneficial interest sold	155,198
Interest	527
Prepaid expenses	1,068

Total assets	260,503,216

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	73,488
Shares of beneficial interest redeemed	1,453
Investment management fees	46,012
Distribution and service fees	48,817
Transfer agent costs	593
Trustees, CCO and deferred compensation fees	1,321
Audit and tax fees	9,912
Custody fees	19,011
Legal fees	2,362
Printing and shareholder reports fees	5,593
Other accrued expenses	2,885

Total liabilities	211,447

Net assets	$260,291,769

Net assets consist of:
Capital stock ($0.01 par value)	$266,771
Additional paid-in capital	259,838,007
Total distributable earnings (accumulated losses)	186,991

Net assets	$260,291,769

Shares outstanding	26,677,108

Net asset value and offering price per share	$9.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$87,070

Total investment income	87,070

Expenses:
Investment management fees	336,289
Distribution and service fees	300,258
Transfer agent costs	1,741
Trustees, CCO and deferred compensation fees	3,656
Audit and tax fees	9,681
Custody fees	7,970
Legal fees	5,542
Printing and shareholder reports fees	4,787
Other	7,611

Total expenses before waiver and/or reimbursement and recapture	677,535

Expense waived and/or reimbursed	(11,553)
Recapture of previously waived and/or reimbursed fees	18,599

Net expenses	684,581

Net investment income (loss)	(597,511)

Net realized gain (loss) on:
Affiliated investments	(1,414)
Futures contracts	(2,287,521)

Net realized gain (loss)	(2,288,935)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	23,669,504
Futures contracts	(1,417,205)
Translation of assets and liabilities denominated in foreign currencies	991

Net change in unrealized appreciation (depreciation)	22,253,290

Net realized and change in unrealized gain (loss)	19,964,355

Net increase (decrease) in net assets resulting from operations	$19,366,844

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$(597,511)	$7,702,305
Net realized gain (loss)	(2,288,935)	(1,966,936)
Net change in unrealized appreciation (depreciation)	22,253,290	(24,584,826)

Net increase (decrease) in net assets resulting from operations	19,366,844	(18,849,457)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(2,719,313)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(2,719,313)

Capital share transactions:
Proceeds from shares sold	17,455,571	49,664,260
Dividends and/or distributions reinvested	—	2,719,313
Cost of shares redeemed	(5,158,006)	(9,952,393)

Net increase (decrease) in net assets resulting from capital share transactions	12,297,565	42,431,180

Net increase (decrease) in net assets	31,664,409	20,862,410

Net assets:
Beginning of period/year	228,627,360	207,764,950

End of period/year	$260,291,769	$228,627,360

Capital share transactions - shares:
Shares issued	1,846,323	5,117,210
Shares reinvested	—	281,794
Shares redeemed	(546,787)	(1,047,877)

Net increase (decrease) in shares outstanding	1,299,536	4,351,127

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$9.01		$9.88		$8.84	$9.59		$9.93	$10.00

Investment operations:
Net investment income (loss) (B)	(0.02)		0.33		0.13	0.07	(C)	0.41	(0.01)
Net realized and unrealized gain (loss)	0.77		(1.09)		0.97	(0.03	)(D)	(0.75)	(0.06)

Total investment operations	0.75		(0.76)		1.10	0.04		(0.34)	(0.07)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		(0.06)	(0.18)		—	—
Net realized gains	—		—		—	(0.61)		—	—

Total dividends and/or distributions to shareholders	—		(0.11)		(0.06)	(0.79)		—	—

Net asset value, end of period/year	$9.76		$9.01		$9.88	$8.84		$9.59	$9.93

Total return	8.32	%(E)	(7.76)%		12.51%	0.37%		(3.42)%	(0.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,292		$228,627		$207,765	$169,426		$131,427	$9,811
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.56	%(G)	0.57%		0.56%	0.59%		0.60%	2.31	%(G)
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.57	%(H)	0.57%	0.57	%(C)	0.57%	0.57	%(G)
Net investment income (loss) to average net assets	(0.50	)%(G)	3.40%		1.42%	0.79	%(C)	4.16%	(0.57	)%(G)
Portfolio turnover rate	—	%(E)	—%		—%	—%		—%	—	%(E)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(154,056)	$(2,133,465)	$—	$—	$(2,287,521)
Total	$—	$(154,056)	$(2,133,465)	$—	$—	$(2,287,521)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$207,981	$(1,625,186)	$—	$—	$(1,417,205)
Total	$—	$207,981	$(1,625,186)	$—	$—	$(1,417,205)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ —	$ (16,780,580)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2019, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	94.92%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.28%
Over $2 billion up to $4 billion	0.27
Over $4 billion up to $6 billion	0.25
Over $6 billion up to $8 billion	0.24
Over $8 billion up to $10 billion	0.23
Over $10 billion	0.22

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.57%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2016, December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2016	2017	2018	2019	Total
$ 11,858	$ 6,762	$ 18,337	$ 11,553	$ 48,510

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 6,012,544	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 257,941,022	$ 2,405,253	$ —	$ 2,405,253

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,099.90	$3.12	$1,021.80	$3.01	0.60%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	95.0%
Repurchase Agreement	3.6
Net Other Assets (Liabilities) ^	1.4
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	20,495,551	$ 191,018,533

Total Investment Company (Cost $188,226,164)		191,018,533

	Principal	Value
REPURCHASE AGREEMENT - 3.6%

Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $7,301,822 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $7,449,143.

	$ 7,300,940	$ 7,300,940

Total Repurchase Agreement (Cost $7,300,940)		7,300,940

Total Investments (Cost $195,527,104)		198,319,473
Net Other Assets (Liabilities) - 1.4%		2,758,010

Net Assets - 100.0%		$ 201,077,483

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	3	09/20/2019	$230,890	$235,065	$4,175	$—
EUR Currency	Long	74	09/16/2019	10,555,146	10,588,012	32,866	—
EURO STOXX 50® Index	Long	207	09/20/2019	7,932,439	8,158,262	225,823	—
FTSE 100 Index	Long	16	09/20/2019	1,481,584	1,497,321	15,737	—
GBP Currency	Long	26	09/16/2019	2,078,596	2,071,713	—	(6,883)
JPY Currency	Long	51	09/16/2019	5,915,722	5,948,512	32,790	—
MSCI Emerging Markets Index	Long	99	09/20/2019	4,967,894	5,214,330	246,436	—
Nikkei 225 Index	Long	28	09/12/2019	5,469,391	5,521,310	51,919	—
S&P 500® E-Mini Index	Long	181	09/20/2019	26,231,151	26,645,010	413,859	—
S&P Midcap 400® E-Mini Index	Long	13	09/20/2019	2,491,265	2,535,000	43,735	—

Total						$1,067,340	$(6,883)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$191,018,533	$—	$—	$191,018,533
Repurchase Agreement	—	7,300,940	—	7,300,940

Total Investments	$191,018,533	$7,300,940	$—	$198,319,473

Other Financial Instruments
Futures Contracts (D)	$1,067,340	$—	$—	$1,067,340

Total Other Financial Instruments	$1,067,340	$—	$—	$1,067,340

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(6,883)	$—	$—	$(6,883)

Total Other Financial Instruments	$(6,883)	$—	$—	$(6,883)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	Rate disclosed reflects the yield at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $188,226,164)	$191,018,533
Repurchase agreement, at value (cost $7,300,940)	7,300,940
Cash	248,538
Cash collateral pledged at broker for:
Futures contracts	2,623,112
Receivables and other assets:
Interest	294
Variation margin receivable on futures contracts	223,622
Prepaid expenses	720

Total assets	201,415,759

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	213,330
Investment management fees	33,272
Distribution and service fees	37,830
Transfer agent costs	571
Trustees, CCO and deferred compensation fees	1,172
Audit and tax fees	9,973
Custody fees	27,141
Legal fees	2,916
Printing and shareholder reports fees	7,496
Other accrued expenses	4,575

Total liabilities	338,276

Net assets	$201,077,483

Net assets consist of:
Capital stock ($0.01 par value)	$205,268
Additional paid-in capital	202,068,761
Total distributable earnings (accumulated losses)	(1,196,546)

Net assets	$201,077,483

Shares outstanding	20,526,776

Net asset value and offering price per share	$9.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$84,269

Total investment income	84,269

Expenses:
Investment management fees	288,793
Distribution and service fees	240,661
Transfer agent costs	1,479
Trustees, CCO and deferred compensation fees	3,017
Audit and tax fees	9,587
Custody fees	9,900
Legal fees	5,220
Printing and shareholder reports fees	5,647
Other	8,991

Total expenses before waiver and/or reimbursement and recapture	573,295

Expense waived and/or reimbursed	(18,742)
Recapture of previously waived and/or reimbursed fees	23,029

Net expenses	577,582

Net investment income (loss)	(493,313)

Net realized gain (loss) on:
Affiliated investments	(1,199,969)
Futures contracts	(747,991)

Net realized gain (loss)	(1,947,960)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	20,290,834
Futures contracts	599,092
Translation of assets and liabilities denominated in foreign currencies	18,792

Net change in unrealized appreciation (depreciation)	20,908,718

Net realized and change in unrealized gain (loss)	18,960,758

Net increase (decrease) in net assets resulting from operations	$18,467,445

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$(493,313)	$6,640,261
Net realized gain (loss)	(1,947,960)	(7,837,639)
Net change in unrealized appreciation (depreciation)	20,908,718	(20,817,117)

Net increase (decrease) in net assets resulting from operations	18,467,445	(22,014,495)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,435,064)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(4,435,064)

Capital share transactions:
Proceeds from shares sold	2,671,742	14,610,373
Dividends and/or distributions reinvested	—	4,435,064
Cost of shares redeemed	(8,653,768)	(22,477,295)

Net increase (decrease) in net assets resulting from capital share transactions	(5,982,026)	(3,431,858)

Net increase (decrease) in net assets	12,485,419	(29,881,417)

Net assets:
Beginning of period/year	188,592,064	218,473,481

End of period/year	$201,077,483	$188,592,064

Capital share transactions - shares:
Shares issued	283,479	1,469,616
Shares reinvested	—	454,878
Shares redeemed	(921,471)	(2,323,284)

Net increase (decrease) in shares outstanding	(637,992)	(398,790)

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014 (A)
Net asset value, beginning of period/year	$8.91		$10.13	$8.65		$9.39		$9.89	$10.00

Investment operations:
Net investment income (loss) (B)	(0.02)		0.31	0.13		0.06	(C)	0.39	(0.01)
Net realized and unrealized gain (loss)	0.91		(1.32)	1.41		(0.08)		(0.89)	(0.10)

Total investment operations	0.89		(1.01)	1.54		(0.02)		(0.50)	(0.11)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.06)		(0.19)		—	—
Net realized gains	—		(0.08)	—		(0.53)		—	—

Total dividends and/or distributions to shareholders	—		(0.21)	(0.06)		(0.72)		—	—

Net asset value, end of period/year	$9.80		$8.91	$10.13		$8.65		$9.39	$9.89

Total return	9.99	%(D)	(10.16)%	17.87%		(0.19)%		(5.06)%	(1.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$201,077		$188,592	$218,473		$175,816		$155,154	$10,960
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.60	%(F)	0.61%	0.60%		0.63%		0.63%	2.31	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)(G)	0.60%	0.61	%(H)	0.61	%(C)	0.60%	0.60	%(F)
Net investment income (loss) to average net assets	(0.51	)%(F)	3.12%	1.36%		0.72	%(C)	4.01%	(0.60	)%(F)
Portfolio turnover rate	0	%(D)(I)	3%	4%		2%		—%	—	%(D)

(A)	Commenced operations on November 10, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Includes interest fee on cash at broker transactions, representing 0.01% of average net assets.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation Managed Risk – Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$65,656	$1,001,684	$—	$—	$1,067,340
Total	$—	$65,656	$1,001,684	$—	$—	$1,067,340

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$(6,883)	$—	$—	$—	$(6,883)
Total	$—	$(6,883)	$—	$—	$—	$(6,883)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(200,036)	$(547,955)	$—	$—	$(747,991)
Total	$—	$(200,036)	$(547,955)	$—	$—	$(747,991)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$171,309	$427,783	$—	$—	$599,092
Total	$—	$171,309	$427,783	$—	$—	$599,092

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 37,907,321	$ (7,792,024)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2019, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica BlackRock Global Allocation VP	94.84%

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2 billion	0.30%
Over $2 billion up to $4 billion	0.29
Over $4 billion up to $6 billion	0.27
Over $6 billion up to $8 billion	0.26
Over $8 billion up to $10 billion	0.25
Over $10 billion	0.24

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2016, December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2016	2017	2018	2019	Total
$ —	$ 4,031	$ 29,059	$ 18,742	$ 51,832

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 399,063	$ 8,145,057

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 195,527,104	$ 3,859,709	$ (6,883)	$ 3,852,826

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation Managed Risk – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,108.20	$3.97	$1,021.00	$3.81	0.76%
Service Class	1,000.00	1,106.90	5.28	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	56.1%
U.S. Government Obligations	23.1
Other Investment Company	11.3
Corporate Debt Securities	6.6
Foreign Government Obligations	4.4
Short-Term Foreign Government Obligations	4.4
Short-Term U.S. Government Obligations	3.5
Preferred Stocks	1.0
Over-the-Counter Options Purchased	0.4
Repurchase Agreements	0.2
Loan Assignments	0.1
Over-the-Counter Interest Rate Swaptions Purchased	0.1
Convertible Bonds	0.1
Convertible Preferred Stock	0.1
Over-the-Counter Foreign Exchange Options Purchased	0.0 *
Common Stocks Sold Short	(0.1)
Net Other Assets (Liabilities) ^	(11.3)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 56.1%
Argentina - 0.0% (A)
YPF SA, ADR	3,279	$ 59,711

Australia - 0.3%
AGL Energy, Ltd.	19,499	273,922
CSL, Ltd.	132	19,924
Goodman Group, REIT	763	8,051
Newcrest Mining, Ltd.	153,656	3,446,581
Quintis Pty, Ltd. (B) (C) (D) (E)	1,725,383	1,344,549
South32, Ltd.	17,443	38,942

		5,131,969

Brazil - 0.6%
Ambev SA	4,398	20,490
Azul SA, ADR (E) (F)	166,248	5,559,333
B3 SA - Brasil Bolsa Balcao (E)	357	3,483
Banco do Brasil SA	3,506	49,249
Banco Santander Brasil SA	2,497	29,561
Engie Brasil Energia SA	482	5,457
JBS SA	5,967	32,974
Notre Dame Intermedica Participacoes SA	318,763	3,347,055
Petrobras Distribuidora SA	21,687	141,193

		9,188,795

Canada - 1.7%
Bank of Montreal	1,390	104,997
Barrick Gold Corp.	35,127	554,446
Canadian National Railway Co.	2,320	214,718
Canadian Pacific Railway, Ltd.	648	152,619
Enbridge, Inc.	219,445	7,926,195
Fairfax Financial Holdings, Ltd.	64	31,413
Imperial Oil, Ltd.	3,844	106,436
Magna International, Inc.	3,087	153,601
Nutrien, Ltd. (F)	1,608	86,015
Rogers Communications, Inc., Class B (F)	1,255	67,180
Suncor Energy, Inc.	209,300	6,528,888
TC Energy Corp. (F)	166,854	8,271,667
Teck Resources, Ltd., Class B	1,057	24,392
Thomson Reuters Corp.	4,130	266,429
Wheaton Precious Metals Corp. (F)	128,610	3,110,289

		27,599,285

Chile - 0.0% (A)
Cia Cervecerias Unidas SA, ADR	14,115	398,749

China - 1.5%
Agile Group Holdings, Ltd.	54,000	72,307
Agricultural Bank of China, Ltd., H Shares	101,000	42,279
Air China, Ltd., H Shares	4,000	4,035
Alibaba Group Holding, Ltd., ADR (E)	57,464	9,737,275
Anhui Conch Cement Co., Ltd., A Shares	7,000	42,296
Anhui Conch Cement Co., Ltd., H Shares	18,500	115,925
Baidu, Inc., ADR (E)	724	84,969
Bank of China, Ltd., H Shares	31,000	13,096
Beijing Capital International Airport Co., Ltd., H Shares	40,000	35,076
BYD Electronic International Co., Ltd. (F)	18,000	25,715
CGN Power Co., Ltd., H Shares (G)	115,000	31,651
China CITIC Bank Corp., Ltd., H Shares	124,000	70,638
China Construction Bank Corp., H Shares	51,000	43,938
China Hongqiao Group, Ltd.	84,000	59,250
China Longyuan Power Group Corp., Ltd., H Shares	27,000	17,316

	Shares	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., A Shares	74,500	$ 59,333
China Petroleum & Chemical Corp., H Shares	330,000	224,317
China Resources Pharmaceutical Group, Ltd. (G)	2,500	2,819
China Shenhua Energy Co., Ltd., H Shares	51,000	106,809
CITIC Securities Co., Ltd., H Shares	7,500	15,630
CNOOC, Ltd.	99,000	169,315
Country Garden Holdings Co., Ltd.	19,000	28,895
Country Garden Services Holdings Co., Ltd.	12,149	28,087
Daqin Railway Co., Ltd., A Shares	3,600	4,240
Fosun International, Ltd.	168,000	223,234
Guotai Junan Securities Co., Ltd., H Shares (G)	7,200	12,830
Industrial & Commercial Bank of China, Ltd., H Shares	292,000	213,065
JD.com, Inc., ADR (E)	3,593	108,832
Lenovo Group, Ltd.	42,000	32,528
Logan Property Holdings Co., Ltd.	8,000	12,945
New Oriental Education & Technology Group, Inc., ADR (E)	154	14,873
PetroChina Co., Ltd., H Shares	38,000	20,966
Sany Heavy Industry Co., Ltd., A Shares	22,400	42,659
Sinopec Engineering Group Co., Ltd., H Shares	27,500	23,305
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	260,000	103,179
Tencent Holdings, Ltd.	227,200	10,255,222
Tencent Music Entertainment Group, ADR (E) (F)	1,242	18,618
Tingyi Holding Corp.	32,000	53,417
Tsingtao Brewery Co., Ltd., A Shares	2,000	14,539
Tsingtao Brewery Co., Ltd., H Shares	20,000	127,373
Want Want China Holdings, Ltd.	781,000	634,862
Weichai Power Co., Ltd., H Shares	5,000	8,449
Wuliangye Yibin Co., Ltd., A Shares	1,200	20,608
Yanzhou Coal Mining Co., Ltd., H Shares	56,000	52,332
Yum China Holdings, Inc.	16,627	768,167
Zhejiang Expressway Co., Ltd., H Shares	56,000	58,999
Zijin Mining Group Co., Ltd., H Shares	180,000	73,044

		23,929,257

Czech Republic - 0.0% (A)
CEZ AS	22,726	548,818

Denmark - 0.1%
AP Moller - Maersk A/S, Class A	2	2,322
Carlsberg A/S, Class B	2,150	285,022
Novo Nordisk A/S, Class B	30,748	1,566,876

		1,854,220

Finland - 0.0% (A)
Nokia OYJ	27,415	136,104

France - 2.8%
Cie de Saint-Gobain	24,922	971,313
Danone SA	177,178	15,009,450
Dassault Aviation SA	1,740	2,500,893
Eiffage SA	5,570	550,647
Electricite de France SA	208	2,622
Engie SA	2,296	34,828
EssilorLuxottica SA	13,097	1,708,926
Kering SA	476	281,509
Orange SA	2,253	35,521
Publicis Groupe SA	4,171	220,210

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Renault SA	2,926	$ 183,958
Safran SA	51,161	7,495,872
Sanofi	18,166	1,568,040
Societe Generale SA	2,069	52,276
Sodexo SA	55,821	6,525,134
TOTAL SA, ADR	2,532	141,260
TOTAL SA	90,205	5,054,241
Unibail-Rodamco-Westfield, REIT	24,754	3,708,470
Vivendi SA	4,387	120,771

		46,165,941

Germany - 1.6%
adidas AG	723	223,207
Allianz SE	842	202,977
Bayer AG	54,606	3,783,917
Deutsche Boerse AG	1,180	166,917
Evonik Industries AG	2,362	68,784
Fresenius SE & Co. KGaA	117,702	6,381,442
Knorr-Bremse AG	52,582	5,859,518
Muenchener Rueckversicherungs-Gesellschaft AG	62	15,559
SAP SE	871	119,603
Siemens AG	69,077	8,216,065
Vonovia SE	13,758	657,057

		25,695,046

Hong Kong - 0.9%
Beijing Enterprises Holdings, Ltd.	15,500	78,773
China Mobile, Ltd.	21,000	191,271
China Resources Beer Holdings Co., Ltd.	16,000	75,989
China Resources Cement Holdings, Ltd.	128,000	124,040
China Resources Gas Group, Ltd.	10,000	49,605
China Resources Power Holdings Co., Ltd.	14,000	20,431
CITIC, Ltd.	47,000	67,747
CK Asset Holdings, Ltd.	3,500	27,398
CK Infrastructure Holdings, Ltd.	85,500	697,204
CLP Holdings, Ltd.	55,500	612,427
Hang Lung Properties, Ltd.	344,000	818,198
HKT Trust & HKT, Ltd.	359,000	569,863
Hongkong Land Holdings, Ltd.	30,400	195,776
Hysan Development Co., Ltd.	46,000	237,605
I-CABLE Communications, Ltd. (E)	70,516	894
Jardine Matheson Holdings, Ltd.	15,800	995,716
Link REIT	47,000	577,595
Power Assets Holdings, Ltd.	33,000	237,413
Sino Land Co., Ltd.	100,000	167,697
Sun Hung Kai Properties, Ltd.	456,000	7,734,552
Swire Pacific, Ltd., Class A	45,000	553,017
WH Group, Ltd. (G)	26,500	26,867
Wharf Real Estate Investment Co., Ltd.	66,000	465,110

		14,525,188

Indonesia - 0.0% (A)
Bank Central Asia Tbk PT	323,700	686,810

Ireland - 0.0% (A)
Accenture PLC, Class A	1,799	332,401
Medtronic PLC	3,692	359,564

		691,965

	Shares	Value
COMMON STOCKS (continued)
Italy - 0.6%
Enel SpA	786,013	$ 5,487,782
Eni SpA	8,025	133,283
RAI Way SpA (G)	324,864	1,943,059
Snam SpA	87,786	436,320
Telecom Italia SpA (E)	2,376,970	1,297,910
Telecom Italia SpA	134,392	69,700
UniCredit SpA	7,659	94,284

		9,462,338

Japan - 6.5%
Aeon Co., Ltd.	2,600	44,638
AGC, Inc.	600	20,730
Ajinomoto Co., Inc.	330,000	5,717,572
Alfresa Holdings Corp.	17,100	421,572
Alps Alpine Co., Ltd.	8,620	145,192
Astellas Pharma, Inc.	367,600	5,233,650
Canon Marketing Japan, Inc.	14,900	324,631
Daicel Corp.	53,300	473,602
Daikin Industries, Ltd.	22,400	2,922,191
Daiwa House Industry Co., Ltd.	2,400	69,920
Denso Corp.	112,400	4,725,773
Dowa Holdings Co., Ltd.	8,600	275,592
East Japan Railway Co.	90,100	8,423,763
Exedy Corp.	10,300	215,525
GS Yuasa Corp.	25,600	493,408
Hino Motors, Ltd.	27,600	232,187
Hitachi, Ltd.	7,900	289,358
Hoya Corp.	77,300	5,917,861
Japan Airlines Co., Ltd.	233,200	7,447,086
Japan Aviation Electronics Industry, Ltd.	26,200	384,197
JFE Holdings, Inc.	1,900	27,888
Kamigumi Co., Ltd.	14,600	345,314
KDDI Corp.	26,900	684,507
Keyence Corp.	900	552,029
Kinden Corp.	59,500	911,139
Koito Manufacturing Co., Ltd.	87,500	4,666,558
Kuraray Co., Ltd.	22,200	265,004
Kyowa Hakko Kirin Co., Ltd.	1,600	28,775
Kyudenko Corp.	8,300	249,042
Mabuchi Motor Co., Ltd. (F)	14,200	485,341
Maeda Road Construction Co., Ltd.	15,800	332,223
Medipal Holdings Corp.	19,700	434,692
MEIJI Holdings Co., Ltd.	300	21,426
Mitsubishi Estate Co., Ltd.	46,100	857,307
Mitsubishi Heavy Industries, Ltd.	2,800	121,827
Mitsubishi Motors Corp.	10,000	47,860
Mitsubishi UFJ Financial Group, Inc.	45,100	214,174
Mitsui & Co., Ltd.	2,800	45,552
Murata Manufacturing Co., Ltd.	167,700	7,528,340
Nichias Corp.	22,800	409,624
Nintendo Co., Ltd.	200	73,255
Nippo Corp.	14,400	283,552
Nippon Telegraph & Telephone Corp.	14,300	665,428
Nippon Television Holdings, Inc.	33,100	489,984
NTT DOCOMO, Inc.	1,400	32,625
Okumura Corp.	17,900	547,053
Olympus Corp.	168,500	1,869,183
Ono Pharmaceutical Co., Ltd.	7,300	130,813
Otsuka Holdings Co., Ltd.	4,000	130,446

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Rohm Co., Ltd.	32,100	$ 2,155,581
Seino Holdings Co., Ltd.	20,500	272,852
Seven & i Holdings Co., Ltd.	10,200	345,125
Shimamura Co., Ltd.	3,300	246,394
Shin-Etsu Chemical Co., Ltd.	71,200	6,627,018
Shionogi & Co., Ltd.	700	40,313
Shiseido Co., Ltd.	400	30,129
Sompo Holdings, Inc.	2,700	104,204
Sony Corp.	5,500	288,123
Stanley Electric Co., Ltd.	9,400	230,870
Subaru Corp.	269,200	6,539,302
Sumitomo Chemical Co., Ltd.	13,100	60,752
Sumitomo Mitsui Financial Group, Inc.	600	21,181
Suzuken Co., Ltd.	8,000	468,951
Suzuki Motor Corp.	164,000	7,702,973
T&D Holdings, Inc.	6,900	74,846
Toagosei Co., Ltd.	56,900	597,420
Toda Corp.	76,000	420,127
Tokyo Gas Co., Ltd.	212,800	5,008,394
Tokyo Steel Manufacturing Co., Ltd.	77,000	581,348
Toshiba Corp.	2,000	62,236
Toyota Industries Corp.	83,200	4,576,135
TV Asahi Holdings Corp.	23,900	385,273
Yahoo Japan Corp.	37,400	109,617
Yamato Holdings Co., Ltd.	1,800	36,579
Yamato Kogyo Co., Ltd.	11,200	326,188
ZOZO, Inc.	214,800	4,022,457

		107,563,797

Macau - 0.0% (A)
Sands China, Ltd.	2,000	9,563

Malaysia - 0.0% (A)
Malaysia Airports Holdings Bhd.	129,600	267,511

Mexico - 0.0% (A)
America Movil SAB de CV, Series L	242,193	176,530
Grupo Televisa SAB	11,983	20,228

		196,758

Netherlands - 2.3%
ABN AMRO Bank NV, CVA (G)	469,472	10,044,137
Adyen NV (E) (G)	113	87,195
Akzo Nobel NV	1,239	116,429
ASML Holding NV	791	165,264
Koninklijke Philips NV	265,587	11,531,833
NXP Semiconductors NV	2,966	289,511
Royal Dutch Shell PLC, Class A, ADR	84,166	5,476,682
Royal Dutch Shell PLC, Class A	6,309	206,112
Royal Dutch Shell PLC, Class A	323,732	10,568,602
Royal Dutch Shell PLC, Class B	4,962	162,641

		38,648,406

Norway - 0.0% (A)
Equinor ASA	590	11,651

Peru - 0.0% (A)
Southern Copper Corp.	3,046	118,337

Portugal - 0.0% (A)
Jeronimo Martins SGPS SA	29,968	482,695

Republic of Korea - 0.5%
Hana Financial Group, Inc.	3,745	121,303

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Industrial Bank of Korea	6,004	$ 73,058
KB Financial Group, Inc.	1,532	60,834
KT&G Corp.	43,729	3,730,400
LG Chem, Ltd.	2,060	632,460
LG Electronics, Inc.	3,546	243,535
NCSoft Corp.	1,365	563,898
POSCO	2,942	622,976
S-Oil Corp.	4,676	338,961
Samsung Electro-Mechanics Co., Ltd.	73	6,183
Samsung Electronics Co., Ltd.	852	34,681
Samsung SDS Co., Ltd.	228	42,454
Shinhan Financial Group Co., Ltd.	5,469	212,669
SK Telecom Co., Ltd.	2,310	518,157
Woongjin Coway Co., Ltd.	6,116	409,976

		7,611,545

Republic of South Africa - 0.0% (A)
Aspen Pharmacare Holdings, Ltd.	4,616	32,920
Kumba Iron Ore, Ltd. (F)	114	4,042
Multichoice Group, Ltd. (E)	37	352
Old Mutual, Ltd.	53,708	80,838

		118,152

Singapore - 0.5%
CapitaLand, Ltd.	2,518,200	6,570,027
ComfortDelGro Corp., Ltd.	300,800	591,373
Genting Singapore, Ltd.	153,600	104,443
Singapore Telecommunications, Ltd.	213,400	552,032
United Overseas Bank, Ltd.	34,700	670,149

		8,488,024

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	939	5,250
CaixaBank SA	28,365	81,215
Cellnex Telecom SA (E) (G)	228,944	8,471,212
Telefonica SA	2,392	19,641

		8,577,318

Sweden - 0.0% (A)
Assa Abloy AB, Class B	4,021	90,889
Atlas Copco AB, A Shares	2,392	76,452
Atlas Copco AB, B Shares	2,388	68,507
Sandvik AB	7,743	142,250
Telefonaktiebolaget LM Ericsson, B Shares	4,736	44,931

		423,029

Switzerland - 1.2%
Alcon, Inc. (E)	864	53,352
Chubb, Ltd.	29,710	4,375,986
Cie Financiere Richemont SA	4,338	368,121
Glencore PLC (E)	81,504	282,933
LafargeHolcim, Ltd. (E)	314	15,333
Nestle SA	144,444	14,953,402
Roche Holding AG	56	15,755
SGS SA	31	78,977
Swiss Re AG	546	55,506

		20,199,365

Taiwan - 1.3%
Cathay Financial Holding Co., Ltd.	401,000	555,160
Chunghwa Telecom Co., Ltd.	958,000	3,485,375
Far EasTone Telecommunications Co., Ltd.	583,000	1,469,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	136,000	$ 451,005
Formosa Petrochemical Corp.	106,000	377,115
Formosa Plastics Corp.	139,000	512,420
Fubon Financial Holding Co., Ltd.	485,000	715,956
Globalwafers Co., Ltd.	4,000	40,503
Hon Hai Precision Industry Co., Ltd.	276,520	689,085
MediaTek, Inc.	6,000	60,658
Nan Ya Plastics Corp.	177,000	447,921
Taiwan Mobile Co., Ltd.	444,000	1,751,155
Taiwan Semiconductor Manufacturing Co., Ltd.	1,334,000	10,265,008
Uni-President Enterprises Corp.	286,000	761,513

		21,582,598

Thailand - 0.2%
Advanced Info Service PCL	109,700	772,648
Intouch Holdings PCL, F Shares (F)	330,100	683,504
PTT Global Chemical PCL	294,200	613,966
Siam Cement PCL	40,800	627,948
Thai Beverage PCL	277,300	170,110
Thai Oil PCL	203,700	441,707

		3,309,883

Turkey - 0.0% (A)
Eregli Demir VE Celik Fabrikalari TAS	14,947	20,315
Turkcell Iletisim Hizmetleri AS (E)	2,391	5,285

		25,600

United Arab Emirates - 0.2%
NMC Health PLC (F)	104,012	3,174,122

United Kingdom - 1.7%
AstraZeneca PLC	311	25,427
Berkeley Group Holdings PLC	13,340	632,073
Diageo PLC	3,361	144,439
Ferguson PLC (E)	63,243	4,497,663
Fiat Chrysler Automobiles NV	6,049	84,369
GlaxoSmithKline PLC	7,780	155,771
GW Pharmaceuticals PLC, ADR (E) (F)	4,769	822,128
HSBC Holdings PLC	659,239	5,499,568
Kingfisher PLC	1,304,378	3,559,806
Liberty Global PLC, Class A (E)	127,270	3,435,017
Liberty Global PLC, Series C (E)	233	6,182
RELX PLC	376	9,118
Rio Tinto, Ltd.	718	52,303
Rolls-Royce Holdings PLC (E)	23,518	250,999
Vodafone Group PLC	5,429,263	8,916,470

		28,091,333

United States - 31.1%
Abbott Laboratories	9,929	835,029
AbbVie, Inc.	15,904	1,156,539
Adobe, Inc. (E)	1,567	461,717
AES Corp.	7,837	131,348
Agilent Technologies, Inc.	58,551	4,372,003
Air Products & Chemicals, Inc.	53,348	12,076,387
Allergan PLC	1,693	283,459
Allstate Corp.	337	34,270
Ally Financial, Inc.	3,028	93,838
Alphabet, Inc., Class A (E)	300	324,840
Alphabet, Inc., Class C (E)	25,118	27,150,297

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Altria Group, Inc.	161,535	$ 7,648,682
Amazon.com, Inc. (E)	7,903	14,965,358
American Tower Corp., REIT	4,152	848,876
Ameriprise Financial, Inc.	3,010	436,932
Amgen, Inc.	1,358	250,252
Anthem, Inc.	49,972	14,102,598
Apple, Inc.	103,814	20,546,867
AT&T, Inc.	531	17,794
Autodesk, Inc. (E)	1,239	201,833
AutoZone, Inc. (E)	31	34,084
Bank of America Corp.	13,948	404,492
Bank of New York Mellon Corp.	827	36,512
Baxter International, Inc.	7,922	648,812
BB&T Corp.	635	31,198
Berkshire Hathaway, Inc., Class B (E)	8,068	1,719,856
Biogen, Inc. (E)	11,399	2,665,884
Boeing Co.	795	289,388
Booking Holdings, Inc. (E)	63	118,107
Boston Properties, Inc., REIT	492	63,468
Bristol-Myers Squibb Co.	6,844	310,375
Capital One Financial Corp.	1,297	117,690
Cardinal Health, Inc.	2,877	135,507
Carnival Corp.	3,244	151,008
Caterpillar, Inc.	1,749	238,371
Centene Corp. (E)	1,500	78,660
CenterPoint Energy, Inc.	3,061	87,636
Cerner Corp.	71	5,204
CH Robinson Worldwide, Inc.	10,160	856,996
Charles Schwab Corp.	102,718	4,128,236
Charter Communications, Inc., Class A (E)	26,999	10,669,465
Chevron Corp.	4,466	555,749
Cisco Systems, Inc.	9,700	530,881
Citigroup, Inc.	62,944	4,407,968
Clear Channel Outdoor Holding, Inc. (E)	78,166	368,944
Cloudera, Inc. (E) (F)	160,212	842,715
Colgate-Palmolive Co.	160,891	11,531,058
Comcast Corp., Class A (H)	364,667	15,418,121
ConocoPhillips	2,410	147,010
Corning, Inc.	9,177	304,952
Costco Wholesale Corp.	756	199,781
CSX Corp.	6,649	514,433
Cummins, Inc.	753	129,019
CVS Health Corp.	71,539	3,898,160
DaVita, Inc. (E)	86,070	4,842,298
Delta Air Lines, Inc.	2,057	116,735
Devon Energy Corp.	7,324	208,880
Discover Financial Services	2,111	163,792
Dollar Tree, Inc. (E)	77,837	8,358,915
Dover Corp.	60,690	6,081,138
Dow, Inc. (E)	34,867	1,719,292
Dropbox, Inc., Class A (E)	217,671	5,452,659
DuPont de Nemours, Inc.	34,867	2,617,466
DXC Technology Co.	5,425	299,189
Eaton Corp. PLC	1,655	137,828
eBay, Inc.	5,758	227,441
Edwards Lifesciences Corp. (E)	695	128,394
Eli Lilly & Co.	241	26,700
Emerson Electric Co.	161,016	10,742,988

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Equinix, Inc., REIT	10,912	$ 5,502,812
Equity Residential, REIT	62,111	4,715,467
Estee Lauder Cos., Inc., Class A	43	7,874
Exelon Corp.	19,928	955,348
Expedia Group, Inc.	2,693	358,250
Exxon Mobil Corp.	111,087	8,512,597
Facebook, Inc., Class A (E)	29,138	5,623,634
Fidelity National Information Services, Inc.	2,319	284,495
Fieldwood Energy, Inc. (B) (D) (E) (I)	9,869	296,070
Fifth Third Bancorp	6,176	172,310
FleetCor Technologies, Inc. (E)	34,792	9,771,333
Ford Motor Co.	4,212	43,089
Fortune Brands Home & Security, Inc.	7,750	442,757
General Electric Co.	9,635	101,168
General Motors Co.	6,542	252,063
Gilead Sciences, Inc.	95,818	6,473,464
Global Payments, Inc.	5,099	816,503
Goldman Sachs Group, Inc.	1,624	332,270
Halliburton Co.	1,019	23,172
Hartford Financial Services Group, Inc.	16,181	901,605
HCA Healthcare, Inc.	32,825	4,436,955
Helmerich & Payne, Inc.	2,243	113,541
Hewlett Packard Enterprise Co.	14,425	215,654
Home Depot, Inc.	1,215	252,684
Honeywell International, Inc.	1,941	338,879
HP, Inc.	955	19,854
Humana, Inc.	305	80,917
Huntsman Corp.	4,215	86,155
IAA, Inc. (E)	61,410	2,381,480
iHeartMedia, Inc., Class A (E)	3,880	58,394
Illumina, Inc. (E)	329	121,121
Intel Corp.	9,000	430,830
International Business Machines Corp.	2,436	335,924
Intuit, Inc.	2,154	562,905
Intuitive Surgical, Inc. (E)	237	124,318
Johnson & Johnson	98,566	13,728,272
JPMorgan Chase & Co.	164,506	18,391,771
KAR Auction Services, Inc.	61,410	1,535,250
KeyCorp	506	8,982
KLA-Tencor Corp.	1,518	179,428
Kroger Co.	7,886	171,205
Lam Research Corp.	192	36,065
Lear Corp.	639	88,994
Liberty Broadband Corp., Class A (E)	10,228	1,051,848
Liberty Broadband Corp., Class C (E)	44,675	4,656,028
Liberty Media Corp. - Liberty SiriusXM, Class A (E)	36,207	1,368,987
Liberty Media Corp. - Liberty SiriusXM, Class C (E)	60,671	2,304,285
Lockheed Martin Corp.	794	288,651
Lowe’s Cos., Inc.	49,835	5,028,850
M&T Bank Corp.	211	35,885
Marathon Petroleum Corp.	39,076	2,183,567
Marsh & McLennan Cos., Inc.	104,780	10,451,805
Masco Corp.	20,774	815,172
Mastercard, Inc., Class A	3,908	1,033,783
McDonald’s Corp.	1,058	219,704
McKesson Corp.	1,755	235,854

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Merck & Co., Inc.	69,064	$ 5,791,016
MetLife, Inc.	5,945	295,288
Micron Technology, Inc. (E)	2,304	88,911
Microsoft Corp.	188,689	25,276,778
Mondelez International, Inc., Class A	14,683	791,414
Monster Beverage Corp. (E)	1,994	127,277
Morgan Stanley	96,752	4,238,705
Mylan NV (E)	2,899	55,197
Newmont Goldcorp Corp.	142,285	5,473,704
NextEra Energy, Inc.	49,792	10,200,389
NIKE, Inc., Class B	3,921	329,168
Norfolk Southern Corp.	1,237	246,571
Northrop Grumman Corp.	520	168,017
NRG Energy, Inc.	1,410	49,519
Occidental Petroleum Corp.	1,283	64,509
Omnicom Group, Inc.	5,776	473,343
ONEOK, Inc.	152,559	10,497,585
Oracle Corp.	63,775	3,633,262
Packaging Corp. of America	965	91,984
PayPal Holdings, Inc. (E)	1,776	203,281
PepsiCo, Inc.	9,055	1,187,382
Pfizer, Inc.	256,013	11,090,483
Philip Morris International, Inc.	35,080	2,754,832
Phillips 66	2,413	225,712
Procter & Gamble Co.	5,912	648,251
Progressive Corp.	2,554	204,141
Prudential Financial, Inc.	1,429	144,329
QUALCOMM, Inc.	65,946	5,016,512
Raytheon Co.	73,681	12,811,652
Regeneron Pharmaceuticals, Inc. (E)	12	3,756
Reinsurance Group of America, Inc.	1,234	192,541
Rockwell Automation, Inc.	596	97,643
Ross Stores, Inc.	1,802	178,614
Royal Caribbean Cruises, Ltd.	1,734	210,178
Schlumberger, Ltd.	16,937	673,076
Sempra Energy	29,295	4,026,305
ServiceNow, Inc. (E)	235	64,524
Stanley Black & Decker, Inc.	326	47,143
Starbucks Corp.	4,184	350,745
Stryker Corp.	4,208	865,081
SunTrust Banks, Inc.	100,283	6,302,787
Synchrony Financial	224	7,766
Sysco Corp.	1,530	108,202
Target Corp.	18,038	1,562,271
Texas Instruments, Inc.	2,503	287,244
Thermo Fisher Scientific, Inc.	2,211	649,326
TJX Cos., Inc.	52,480	2,775,142
Travelers Cos., Inc.	5,679	849,124
Twitter, Inc. (E)	315	10,994
Uber Technologies, Inc. (E) (F)	64,931	3,011,500
Union Pacific Corp.	1,890	319,618
United Continental Holdings, Inc. (E)	2,352	205,918
United Parcel Service, Inc., Class B	1,451	149,845
United Technologies Corp.	69,185	9,007,887
UnitedHealth Group, Inc.	41,517	10,130,563
US Bancorp	21,133	1,107,369
Valero Energy Corp.	1,849	158,293
VeriSign, Inc. (E)	1,222	255,594

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Verizon Communications, Inc.	193,473	$ 11,053,112
Vertex Pharmaceuticals, Inc. (E)	269	49,329
Visa, Inc., Class A	6,413	1,112,976
Vistra Energy Corp.	33,488	758,168
VMware, Inc., Class A	2,190	366,190
Walmart, Inc.	5,766	637,085
Walt Disney Co.	1,590	222,028
Waste Management, Inc.	1,040	119,985
Wells Fargo & Co.	184,440	8,727,701
Welltower, Inc., REIT	18,313	1,493,059
Western Digital Corp.	1,806	85,875
Weyerhaeuser Co., REIT	38,866	1,023,730
Williams Cos., Inc.	500,686	14,039,235
Wyndham Destinations, Inc.	2,674	117,389
Xcel Energy, Inc.	1,527	90,841
Xilinx, Inc.	1,501	176,998
Yum! Brands, Inc.	2,750	304,343
Zoetis, Inc.	1,393	158,092

		513,987,049

Total Common Stocks (Cost $848,767,150)		928,960,932

CONVERTIBLE PREFERRED STOCK - 0.1%
United States - 0.1%
Wells Fargo & Co., Series L, Class A, 7.50%	505	688,921

Total Convertible Preferred Stock (Cost $602,854)		688,921

PREFERRED STOCKS - 1.0%
Brazil - 0.1%
Braskem SA, 0.00% (J)	4,292	39,154
Itau Unibanco Holding SA, 3.86% (J)	108,100	1,020,770

		1,059,924

Germany - 0.3%
Henkel AG & Co. KGaA, 2.10% (J)	50,312	4,921,186

Republic of Korea - 0.0% (A)
Samsung Electronics Co., Ltd., 2.85% (J)	1,102	36,506

United States - 0.6%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.95% (K)	53,210	1,468,064
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 8.30% (K)	57,786	1,509,948
Palantir Technologies, Inc., 0.00% (B) (C) (D) (J)	212,750	1,385,002
Uber Technologies, Inc., 0.00% (B) (C) (J) (L)	129,064	5,768,165

		10,131,179

Total Preferred Stocks (Cost $12,257,759)		16,148,795

	Principal	Value
CONVERTIBLE BONDS - 0.1%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (B) (E) (G) (M)	$ 697,000	$ 49
5.50%, 11/13/2014 (E) (M) (N)	259,000	18

		67

Netherlands - 0.0% (A)
Bio City Development Co. BV 8.00%, 07/06/2020 (B) (C) (D) (E) (G) (M)	2,400,000	252,000

Singapore - 0.1%
CapitaLand, Ltd. 1.95%, 10/17/2023 (G)	SGD 1,250,000	909,007

Total Convertible Bonds (Cost $3,317,373)		1,161,074

CORPORATE DEBT SECURITIES - 6.6%
Australia - 0.2%
Quintis Australia Pty, Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (B) (C) (D) (F) (G) (O) (P)	$ 3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (B) (C) (D) (F) (G) (O) (P)	187,316	187,316

		3,523,633

Cayman Islands - 0.1%
Baidu, Inc. 4.38%, 05/14/2024	945,000	1,001,445

Chile - 0.0% (A)
Inversiones Alsacia SA 8.00%, 12/31/2018 (B) (G) (Q)	944,802	23,620

France - 0.1%
Danone SA 2.59%, 11/02/2023 (G)	1,294,000	1,300,347

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc. 3.78%, 03/02/2025	476,000	504,246
Sumitomo Mitsui Financial Group, Inc. 3.94%, 10/16/2023	3,144,000	3,333,661
Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020 (G)	885,000	901,056

		4,738,963

Luxembourg - 0.1%
Allergan Funding SCS 3.45%, 03/15/2022	1,105,000	1,128,221
Intelsat Jackson Holdings SA 8.00%, 02/15/2024 (G)	339,000	353,408

		1,481,629

Netherlands - 0.1%
ING Groep NV
4.10%, 10/02/2023	1,635,000	1,727,185
Fixed until 04/16/2020 (R), 6.00% (K)	595,000	600,772

		2,327,957

Switzerland - 0.0% (A)
UBS Group Funding Switzerland AG 4.13%, 09/24/2025 (G)	765,000	816,459

United Kingdom - 0.4%
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (K), 03/13/2023	1,127,000	1,147,944

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 03/11/2024, 3.80% (K), 03/11/2025	$ 665,000	$ 692,870
Fixed until 09/17/2024 (R), 6.38% (F) (K)	2,107,000	2,180,745
Lloyds Bank PLC Fixed until 01/21/2029, 13.00% (K), 01/22/2029, MTN (R)	GBP 1,165,000	2,551,524

		6,573,083

United States - 5.3%
Allergan Sales LLC 5.00%, 12/15/2021 (G)	$ 571,000	597,110
Altria Group, Inc.
3.49%, 02/14/2022	320,000	329,090
3.80%, 02/14/2024	643,000	670,275
4.40%, 02/14/2026	2,534,000	2,711,507
American Express Co.
3.70%, 08/03/2023	2,417,000	2,537,151
Fixed until 03/15/2020 (R), 4.90% (K)	754,000	755,900
Aon Corp. 4.50%, 12/15/2028	271,000	298,267
Apple, Inc.
3.20%, 05/11/2027	1,917,000	1,998,730
3.35%, 02/09/2027	1,972,000	2,070,667
AvalonBay Communities, Inc. 3.50%, 11/15/2024, MTN	229,000	240,454
Bank of America Corp.
3.30%, 01/11/2023, MTN	1,129,000	1,163,747
4.00%, 01/22/2025, MTN	604,000	635,291
4.13%, 01/22/2024, MTN	2,502,000	2,675,966
Becton Dickinson and Co.
2.89%, 06/06/2022	1,554,000	1,575,112
3.13%, 11/08/2021	1,095,000	1,111,047
3.36%, 06/06/2024	518,000	533,505
BP Capital Markets America, Inc. 3.79%, 02/06/2024	937,000	992,119
Broadcom, Inc. 3.13%, 04/15/2021 (G)	1,911,000	1,923,374
Capital One Financial Corp.
3.20%, 01/30/2023	813,000	833,522
3.30%, 10/30/2024	574,000	588,783
Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	1,100,000	1,155,851
Cigna Corp.
3.40%, 09/17/2021 (G)	1,532,000	1,561,870
3.75%, 07/15/2023 (G)	1,304,000	1,357,638
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (K), 04/24/2025	1,943,000	2,007,079
Fixed until 03/27/2020 (R), 5.88% (K)	2,539,000	2,561,216
Fixed until 08/15/2020 (R), 5.95% (K)	1,029,000	1,058,141
Comcast Corp. 3.70%, 04/15/2024	2,237,000	2,374,236
CVS Health Corp. 3.70%, 03/09/2023	3,471,000	3,589,522
Energy Transfer Operating, LP 4.05%, 03/15/2025	358,000	372,659

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC
3.35%, 03/15/2023	$ 1,550,000	$ 1,593,986
3.75%, 02/15/2025	355,000	375,558
3.90%, 02/15/2024	363,000	384,523
Fiserv, Inc. 2.75%, 07/01/2024	3,984,000	4,019,505
Gilead Sciences, Inc.
3.25%, 09/01/2022	1,130,000	1,161,401
3.70%, 04/01/2024	1,250,000	1,326,212
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (K), 06/05/2023	1,130,000	1,142,153
3.63%, 02/20/2024	1,317,000	1,374,077
Fixed until 05/10/2020 (R), 5.38% (K)	1,199,000	1,200,499
Home Depot, Inc. 2.95%, 06/15/2029	862,000	884,258
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	203,000	217,210
iHeartCommunications, Inc.
6.38%, 05/01/2026	959,905	1,018,699
8.38%, 05/01/2027	338,745	354,842
International Business Machines Corp. 3.00%, 05/15/2024	2,437,000	2,502,734
JPMorgan Chase & Co. Fixed until 12/05/2023, 4.02% (K), 12/05/2024	1,507,000	1,601,627
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	293,000	309,031
4.30%, 05/01/2024	282,000	299,753
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	647,000	686,593
4.38%, 03/15/2029	270,000	297,890
McDonald’s Corp. 3.35%, 04/01/2023, MTN	700,000	726,542
Morgan Stanley
3.88%, 04/29/2024	1,535,000	1,626,877
Fixed until 07/15/2019, 5.45% (K), 10/15/2019 (R)	846,000	843,885
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (G) (R)	886,000	907,264
NextEra Energy Capital Co. 2.90%, 04/01/2022	1,046,000	1,064,139
Philip Morris International, Inc. 3.60%, 11/15/2023	467,000	487,204
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (K), 06/15/2043	428,000	452,593
Fixed until 09/15/2022, 5.88% (K), 09/15/2042	645,000	682,726
QUALCOMM, Inc.
2.60%, 01/30/2023	569,000	570,958
2.90%, 05/20/2024	1,471,000	1,494,217
Starbucks Corp. 3.10%, 03/01/2023	1,132,000	1,164,308
SunTrust Banks, Inc. 4.00%, 05/01/2025	462,000	494,700
TransDigm, Inc. 6.25%, 03/15/2026 (G)	2,905,000	3,057,512

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UnitedHealth Group, Inc. 3.70%, 12/15/2025	$ 266,000	$ 283,290
USB Capital IX 3-Month LIBOR + 1.02%, 3.62% (K), 07/29/2019 (R)	318,000	259,965
Verizon Communications, Inc. 3.50%, 11/01/2024	1,256,000	1,319,840
Vistra Operations Co. LLC 5.63%, 02/15/2027 (G)	1,006,000	1,065,102
Walgreen Co. 3.10%, 09/15/2022 (F)	1,153,000	1,172,893
Wells Fargo & Co.
3.07%, 01/24/2023	226,000	229,519
Fixed until 06/17/2026, 3.20% (K), 06/17/2027, MTN	3,832,000	3,905,174
3.75%, 01/24/2024, MTN	724,000	761,185
Wells Fargo Bank NA 3.55%, 08/14/2023	2,062,000	2,152,197
Williams Cos., Inc.
3.70%, 01/15/2023	931,000	962,207
4.55%, 06/24/2024	541,000	582,951

		87,297,628

Total Corporate Debt Securities (Cost $107,066,274)		109,084,764

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Argentina - 0.4%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 900,000	795,235
5.25%, 01/15/2028	250,000	206,020
5.88%, 01/11/2028	$ 2,659,000	2,020,840
6.88%, 01/26/2027	2,708,000	2,170,489
7.82%, 12/31/2033	EUR 1,003,132	946,749

		6,139,333

Australia - 0.2%
Australia Government Bond 3.00%, 03/21/2047 (N)	AUD 4,817,000	4,154,640

Canada - 0.2%
Canada Government Bond 0.75%, 03/01/2021	CAD 3,783,000	2,852,265

France - 1.3%
French Republic Government Bond OAT
0.50%, 05/25/2029 (N)	EUR 12,729,546	15,199,748
1.25%, 05/25/2034 (N)	4,712,048	6,048,490

		21,248,238

Germany - 1.7%
Bundesrepublik Deutschland Bundesanleihe 0.25%, 02/15/2029 (N)	23,864,205	28,670,640

Italy - 0.6%
Italy Buoni Poliennali del Tesoro 3.00%, 08/01/2029 (N)	8,485,000	10,455,722

Total Foreign Government Obligations (Cost $72,860,885)		73,520,838

	Principal	Value
LOAN ASSIGNMENTS - 0.1%
United States - 0.1%
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 1-Month LIBOR + 5.25% (K), 04/11/2022	$ 249,657	$ 230,725
2nd Lien Term Loan,
TBD, 1-Month LIBOR + 7.25% (K), 04/11/2023	337,037	281,004
Hilton Worldwide Finance LLC Term Loan B2, TBD, 1-Month LIBOR + 1.75% (K), 06/22/2026	1,493,351	1,493,351

Total Loan Assignments (Cost $2,080,044)		2,005,080

U.S. GOVERNMENT OBLIGATIONS - 23.1%
U.S. Treasury - 20.8%
U.S. Treasury Note
1.50%, 11/30/2019 (S)	5,600,000	5,585,563
2.00%, 05/31/2024	112,481,300	113,803,834
2.25%, 04/30/2024	8,875,300	9,076,728
2.38%, 05/15/2029 (F) (H)	124,260,100	128,410,193
2.63%, 01/31/2026 (H)	49,617,700	51,976,479
2.88%, 11/30/2025	7,947,300	8,440,591
3.00%, 10/31/2025 (H)	25,180,000	26,916,043

		344,209,431

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Indexed Bond
0.50%, 04/15/2024	30,681,366	31,064,415
0.63%, 04/15/2023	7,413,210	7,500,515

		38,564,930

Total U.S. Government Obligations (Cost $375,485,316)		382,774,361

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Japan - 4.4%
Japan Treasury Discount Bill 0.00% (J) (T), 07/01/2019 - 08/26/2019	JPY 7,756,200,000	71,949,239

Total Short-Term Foreign Government Obligations (Cost $70,415,388)		71,949,239

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Bill
2.08% (J), 07/23/2019	$ 10,000,000	9,986,333
2.17% (J), 07/16/2019	17,000,000	16,982,861
2.25% (J), 08/08/2019 (U)	5,000,000	4,987,694
2.28% (J), 07/30/2019	5,520,000	5,509,352
2.29% (J), 08/22/2019	10,000,000	9,966,325
2.33% (J), 08/01/2019	6,000,000	5,987,405
2.39% (J), 07/25/2019	4,000,000	3,993,226

Total Short-Term U.S. Government Obligations (Cost $57,413,196)		57,413,196

	Shares	Value
OTHER INVESTMENT COMPANY - 11.3%
Securities Lending Collateral - 11.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (J)	187,534,166	187,534,166

Total Other Investment Company (Cost $187,534,166)		187,534,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 0.2%

Fixed Income Clearing Corp.,
1.45% (J), dated 06/28/2019, to be repurchased at $3,059,370 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $3,121,122.

	$ 3,059,000	$ 3,059,000
State Street Bank & Trust Co., 0.05% (J), dated 06/28/2019, to be repurchased at $693,146 on 07/01/2019. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 08/01/2047, and with a value of $711,040.	693,143	693,143

Total Repurchase Agreements (Cost $3,752,143)		3,752,143

Total Investments Excluding Purchased Options/Swaptions (Cost $1,741,552,548)		1,834,993,509
Total Purchased Options/Swaptions - 0.5% (Cost $10,366,895)		8,518,539

Total Investments Before Securities Sold Short (Cost $1,751,919,443)		$ 1,843,512,048

Shares		Value
SECURITIES SOLD SHORT - (0.1)%
COMMON STOCKS - (0.1)%
Semiconductors & Semiconductor Equipment - (0.1)%
Sumco Corp.	(90,800)	$ (1,079,679)

Total Securities Sold Short (Proceeds $(1,407,681))		(1,079,679)

Net Other Assets (Liabilities), Net of Securities Sold Short - (11.3)%		(186,909,008)

Net Assets - 100.0%		$ 1,655,523,361

OVER-THE-COUNTER OPTIONS PURCHASED: (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Agilent Technologies, Inc.	NOMI	USD	71.00	01/17/2020	USD	1,733,539	23,216	$115,660	$176,688
Call - Alibaba Group Holding, Ltd.	BOA	USD	162.50	01/17/2020	USD	1,723,137	10,169	132,372	209,755
Call - Alibaba Group Holding, Ltd.	CITI	USD	167.00	11/22/2019	USD	2,003,238	11,822	137,619	185,692
Call - Alphabet, Inc.	JPM	USD	1,225.00	01/17/2020	USD	3,154,095	2,918	230,522	73,773
Call - Anadarko Petroleum Corp.	CSI	USD	67.50	01/17/2020	USD	2,156,808	30,567	158,948	170,017
Call - Apple, Inc.	CITI	USD	180.00	12/20/2019	USD	4,282,791	21,639	298,216	534,289
Call - Apple, Inc.	MSCS	USD	185.00	09/20/2019	USD	1,800,082	9,095	74,890	166,099
Call - BP PLC	BOA	USD	45.00	01/17/2020	USD	5,979,780	143,400	245,214	112,557
Call - CVS Health Corp.	JPM	USD	78.50	01/17/2020	USD	1,175,077	21,565	116,891	3,492
Call - Emerson Electric Co.	BOA	USD	65.00	12/20/2019	USD	3,625,898	54,345	183,125	266,009
Call - EURO STOXX 50® Index	BNP	EUR	3,525.00	07/19/2019	EUR	5,453,046	1,382	32,550	29,881
Call - EURO STOXX 50® Index	CSI	EUR	3,450.00	08/16/2019	EUR	5,567,474	1,411	73,346	118,721
Call - EURO STOXX 50® Index	UBS	EUR	3,475.00	07/26/2019	EUR	5,804,220	1,471	92,203	78,962
Call - EURO STOXX 50® Index	CSI	EUR	3,500.00	07/19/2019	EUR	4,636,273	1,175	62,548	38,764
Call - EURO STOXX 50® Index	UBS	EUR	3,500.00	07/19/2019	EUR	3,231,581	819	48,702	27,019
Call - EURO STOXX 50® Index	CSI	EUR	3,600.00	10/18/2019	EUR	4,545,521	1,152	40,906	52,658
Call - EURO STOXX 50® Index	CSI	EUR	3,600.00	03/20/2020	EUR	1,807,160	458	40,857	43,654
Call - EURO STOXX Banks Index	BCLY	EUR	110.00	03/19/2021	EUR	2,125,410	21,229	95,247	45,894
Call - EURO STOXX Banks Index	UBS	EUR	110.00	06/18/2021	EUR	2,701,390	26,982	115,958	54,720
Call - Facebook, Inc.	UBS	USD	185.00	09/20/2019	USD	2,631,169	13,633	145,076	224,621
Call - Facebook, Inc.	UBS	USD	195.00	12/20/2019	USD	5,303,061	27,477	388,096	451,667
Call - FedEx Corp.	CSI	USD	162.00	01/17/2020	USD	3,890,975	23,698	325,418	368,772
Call - FedEx Corp.	CITI	USD	170.00	10/18/2019	USD	1,789,014	10,896	103,045	85,284
Call - Halliburton Co.	CITI	USD	50.00	01/17/2020	USD	1,428,027	62,798	269,033	273
Call - Johnson & Johnson	BOA	USD	155.00	01/17/2020	USD	3,047,725	21,882	85,121	28,216
Call - JPMorgan Chase & Co.	CITI	USD	114.50	01/17/2020	USD	2,406,607	21,526	176,490	105,718
Call - Kroger Co.	NOMI	USD	25.00	01/17/2020	USD	1,177,094	54,219	108,896	41,795
Call - Lowe’s Cos., Inc.	NOMI	USD	97.50	10/18/2019	USD	1,844,130	18,275	88,855	138,327
Call - Lowe’s Cos., Inc.	NOMI	USD	98.00	01/17/2020	USD	1,914,162	18,969	122,092	180,632
Call - Marathon Petroleum Corp.	MSCS	USD	55.00	12/20/2019	USD	2,705,654	48,419	174,662	261,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED (continued): (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Marathon Petroleum Corp.	CITI	USD	64.00	01/17/2020	USD	3,739,434	66,919	$267,676	$157,801
Call - Nasdaq, Inc.	MSCS	USD	7,800.00	07/12/2019	USD	14,452,305	1,884	131,880	109,436
Call - Nasdaq, Inc.	CITI	USD	7,825.00	07/19/2019	USD	5,346,739	697	67,957	50,315
Call - NASDAQ-100 Index	BCLY	USD	7,950.00	07/19/2019	USD	3,659,103	477	84,473	15,411
Call - QUALCOMM, Inc.	MSCS	USD	70.00	10/18/2019	USD	2,162,442	28,427	123,282	253,325
Call - QUALCOMM, Inc.	CITI	USD	71.00	01/17/2020	USD	2,267,723	29,811	151,130	288,228
Call - S&P 500® Index	GSC	USD	2,970.00	07/05/2019	USD	43,376,251	14,745	202,007	122,014
Call - S&P 500® Index	GSC	USD	2,975.00	07/19/2019	USD	6,254,182	2,126	57,955	43,782
Call - S&P 500® Index	NOMI	USD	2,975.00	08/30/2019	USD	7,374,992	2,507	108,678	122,274
Call - S&P 500® Index	SG	USD	2,975.00	09/20/2019	USD	9,831,362	3,342	176,792	201,321
Call - S&P 500® Index	BOA	USD	2,985.00	07/19/2019	USD	6,530,707	2,220	50,504	36,996
Call - S&P 500® Index	BOA	USD	2,995.00	07/19/2019	USD	43,732,204	14,866	184,689	197,628
Call - Schlumberger, Ltd.	CSI	USD	45.00	01/17/2020	USD	1,582,288	39,816	135,374	60,866
Call - Schlumberger, Ltd.	UBS	USD	70.00	01/17/2020	USD	2,024,515	50,944	191,835	1,155
Call - SPDR Gold Shares	SG	USD	126.00	09/20/2019	USD	9,235,555	69,336	231,929	579,776
Call - SPDR Gold Shares	MSCS	USD	128.00	07/19/2019	USD	3,520,076	26,427	91,321	147,899
Call - SPDR Gold Shares	JPM	USD	136.00	08/16/2019	USD	7,470,256	56,083	107,923	110,167
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,756.33	03/13/2020	JPY	253,373,032	66,572	208,350	13,769
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,816.24	09/11/2020	JPY	204,850,338	53,823	152,062	21,878
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,894.87	12/11/2020	JPY	204,648,620	53,770	185,794	21,999
Call - Taiwan Semiconductor Manufacturing Co., Ltd.	CSI	USD	40.00	01/17/2020	USD	1,486,149	37,941	94,094	105,391
Call - TOPIX Banks Index	BOA	JPY	191.28	12/13/2019	JPY	1,641,002	1,275,169	161,110	575
Call - TOPIX Banks Index	MSCS	JPY	191.28	12/13/2019	JPY	3,102,021	2,410,479	351,749	1,086
Call - TOPIX Banks Index	MSCS	JPY	192.04	04/10/2020	JPY	1,973,840	1,533,806	233,427	3,661
Call - TOPIX Banks Index	BNP	JPY	194.04	03/13/2020	JPY	2,215,326	1,721,457	261,262	2,871
Call - TOTAL SA	UBS	USD	70.00	09/20/2019	USD	6,243,738	111,915	298,426	509

Total								$8,594,237	$6,945,210

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED: (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - AUD vs. USD	MSCS	AUD	0.71	07/11/2019	AUD	23,614,000	$40,849	$44,032
Call - EUR vs. USD	BOA	EUR	1.14	07/12/2019	EUR	33,048,000	197,735	197,439
Call - GBP vs. USD	UBS	GBP	1.34	10/08/2019	GBP	26,947,000	607,678	70,496
Call - USD vs. JPY	BNP	USD	108.50	07/11/2019	USD	16,530,000	41,325	38,829

Total							$887,587	$350,796

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (U)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 5-Year	GSI	3-Month USD-LIBOR	Receive	0.50%	02/27/2020	USD	132,283,000	$171,968	$84,932
Call - 5-Year	GSI	3-Month USD-LIBOR	Receive	0.50	08/27/2020	USD	133,874,000	341,379	152,176
Call - 5-Year	NOMI	3-Month USD-LIBOR	Receive	2.15	09/20/2019	USD	83,617,000	371,724	985,425

Total								$885,071	$1,222,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN: (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Agilent Technologies, Inc.	NOMI	USD	81.00	01/17/2020	USD	1,733,539	23,216	$(39,780)	$(61,778)
Call - Alibaba Group Holding, Ltd.	CITI	USD	195.00	11/22/2019	USD	2,003,238	11,822	(43,073)	(63,773)
Call - Alibaba Group Holding, Ltd.	BOA	USD	202.50	01/17/2020	USD	1,723,137	10,169	(30,460)	(58,133)
Call - Anadarko Petroleum Corp.	CSI	USD	76.00	01/17/2020	USD	2,156,808	30,567	(94,758)	(24,213)
Call - Apple, Inc.	CITI	USD	200.00	12/20/2019	USD	4,282,791	21,639	(131,509)	(275,415)
Call - Apple, Inc.	MSCS	USD	215.00	09/20/2019	USD	1,800,082	9,095	(11,038)	(33,483)
Call - Comcast Corp.	CITI	USD	37.50	01/17/2020	USD	2,340,071	55,347	(166,041)	(326,446)
Call - Emerson Electric Co.	BOA	USD	75.00	12/20/2019	USD	3,625,898	54,345	(31,238)	(51,815)
Call - EURO STOXX Banks Index	UBS	EUR	135.00	06/18/2021	EUR	2,701,390	26,982	(29,903)	(13,997)
Call - Facebook, Inc.	UBS	USD	225.00	12/20/2019	USD	5,303,061	27,477	(127,482)	(160,088)
Call - FedEx Corp.	CSI	USD	190.00	01/17/2020	USD	3,890,975	23,698	(103,611)	(118,970)
Call - FedEx Corp.	CITI	USD	195.00	10/18/2019	USD	1,789,014	10,896	(25,950)	(17,127)
Call - JPMorgan Chase & Co.	CITI	USD	125.50	01/17/2020	USD	2,406,607	21,526	(95,791)	(30,306)
Call - Lowe’s Cos., Inc.	NOMI	USD	115.00	01/17/2020	USD	1,914,162	18,969	(31,906)	(51,419)
Call - Lowe’s Cos., Inc.	NOMI	USD	115.00	10/18/2019	USD	1,844,130	18,275	(12,968)	(19,698)
Call - Marathon Petroleum Corp.	MSCS	USD	65.00	12/20/2019	USD	2,705,654	48,419	(47,935)	(85,360)
Call - Marathon Petroleum Corp.	CITI	USD	73.00	01/17/2020	USD	3,739,434	66,919	(105,732)	(54,135)
Call - QUALCOMM, Inc.	MSCS	USD	85.00	10/18/2019	USD	2,162,442	28,427	(24,834)	(57,702)
Call - QUALCOMM, Inc.	CITI	USD	86.00	01/17/2020	USD	2,267,723	29,811	(44,567)	(94,999)
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	5,679.90	03/13/2020	JPY	253,373,032	66,572	(81,650)	(1,747)
Call - TOPIX Banks Index	MSCS	JPY	221.29	12/13/2019	JPY	3,102,021	2,410,479	(165,113)	(103)
Call - TOPIX Banks Index	BOA	JPY	221.29	12/13/2019	JPY	1,641,002	1,275,169	(63,754)	(54)
Call - TOPIX Banks Index	MSCS	JPY	233.87	04/10/2020	JPY	1,973,840	1,533,806	(84,330)	(393)
Call - TOPIX Banks Index	BNP	JPY	237.47	03/13/2020	JPY	2,215,326	1,721,457	(83,223)	(247)
Put - Agilent Technologies, Inc.	NOMI	USD	61.00	01/17/2020	USD	1,509,155	20,211	(67,796)	(25,983)
Put - Alibaba Group Holding, Ltd.	BOA	USD	135.00	01/17/2020	USD	1,148,871	6,780	(48,909)	(24,834)
Put - Alibaba Group Holding, Ltd.	CITI	USD	140.00	11/22/2019	USD	1,302,054	7,684	(40,314)	(25,921)
Put - Alphabet, Inc.	JPM	USD	860.00	01/17/2020	USD	3,154,095	2,918	(112,343)	(36,193)
Put - BP PLC	BOA	USD	36.00	01/17/2020	USD	5,979,780	143,400	(163,476)	(122,292)
Put - CVS Health Corp.	JPM	USD	56.00	01/17/2020	USD	1,175,077	21,565	(61,460)	(114,967)
Put - Emerson Electric Co.	BOA	USD	55.00	12/20/2019	USD	1,812,916	27,172	(44,608)	(27,613)
Put - EURO STOXX Banks Index	UBS	EUR	106.38	06/18/2021	EUR	2,028,596	20,262	(326,711)	(700,892)
Put - EURO STOXX Banks Index	BCLY	EUR	110.23	03/19/2021	EUR	1,995,356	19,930	(315,966)	(691,691)
Put - FedEx Corp.	CSI	USD	130.00	01/17/2020	USD	2,198,340	13,389	(65,269)	(44,251)
Put - FedEx Corp.	CITI	USD	140.00	10/18/2019	USD	894,507	5,448	(17,972)	(15,097)
Put - Johnson & Johnson	BOA	USD	109.00	01/17/2020	USD	3,047,725	21,882	(60,176)	(28,835)
Put - Kroger Co.	NOMI	USD	21.00	01/17/2020	USD	588,602	27,112	(35,454)	(43,469)
Put - Lowe’s Cos., Inc.	NOMI	USD	80.00	01/17/2020	USD	1,367,230	13,549	(42,496)	(24,724)
Put - Lowe’s Cos., Inc.	NOMI	USD	82.50	10/18/2019	USD	1,366,019	13,537	(32,261)	(11,907)
Put - Marathon Petroleum Corp.	MSCS	USD	46.00	12/20/2019	USD	1,926,966	34,484	(97,935)	(65,099)
Put - Marathon Petroleum Corp.	CITI	USD	49.00	01/17/2020	USD	3,739,434	66,919	(149,229)	(201,842)
Put - QUALCOMM, Inc.	CITI	USD	57.00	01/17/2020	USD	1,133,899	14,906	(52,505)	(20,907)
Put - S&P 500® Index	SG	USD	2,645.00	09/20/2019	USD	4,871,555	1,656	(77,981)	(31,174)
Put - S&P 500® Index	NOMI	USD	2,725.00	08/30/2019	USD	3,638,957	1,237	(55,257)	(23,457)
Put - Schlumberger, Ltd.	CSI	USD	33.00	01/17/2020	USD	1,582,288	39,816	(85,206)	(56,699)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	136,429,876	35,846	(110,368)	(157,424)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	136,566,892	35,882	(92,404)	(139,485)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,832.77	03/13/2020	JPY	253,373,032	66,572	(148,097)	(190,434)
Put - Taiwan Semiconductor Manufacturing Co., Ltd.	CSI	USD	35.50	01/17/2020	USD	743,094	18,971	(43,254)	(28,296)
Put - TOPIX Banks Index	BNP	JPY	155.80	03/13/2020	JPY	2,215,326	1,721,457	(151,586)	(360,669)
Put - TOPIX Banks Index	MSCS	JPY	156.59	12/13/2019	JPY	3,102,021	2,410,479	(205,255)	(491,684)
Put - TOPIX Banks Index	BOA	JPY	156.59	12/13/2019	JPY	1,641,002	1,275,169	(98,233)	(260,131)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	1,973,840	1,533,806	(145,396)	(360,122)

Total								$(4,624,563)	$(5,927,493)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (U)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. ZAR	BOA	USD	15.25	09/25/2019	USD	4,891,000	$(62,214)	$(47,717)
Put - GBP vs. USD	UBS	GBP	1.25	10/08/2019	GBP	26,947,000	(348,048)	(274,284)

Total							$(410,262)	$(322,001)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (U)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.55%	07/25/2019	USD	20,960,000	$(42,901)	$(22,066)
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.55	09/25/2019	USD	20,960,000	(104,119)	(84,879)
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	1.55	12/27/2019	USD	13,970,000	(104,475)	(91,371)
Call - 5-Year	NOMI	3-Month USD-LIBOR	Receive	1.90	09/20/2019	USD	83,617,000	(113,235)	(985,425)

Total								$(364,730)	$(1,183,741)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(5,399,555)	$(7,433,235)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (V)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (W)		Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 32	5.00%	Quarterly	06/20/2024	USD	4,108,331	$317,081	$269,551	$47,530

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (Y)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	371,806	7,750	$86,219	$—	$86,219
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	473,363	9,750	114,075	—	114,075

Total								$200,294	$—	$200,294

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Short (Z)	CITI	07/22/2019	USD	4,283,630	0.3%	$4,307,638	$(24,008)
Equity Securities Short (AA)	JPM	07/10/2019	USD	3,591,705	0.2	3,664,006	(72,301)

						$7,971,644	$(96,309)

Value
OTC Swap Agreements, at value (Assets)	$200,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized Depreciation
CAC 40 Index	Long	15	07/19/2019	$	938,470	$943,736	$5,266	$—
DAX® Index	Long	2	09/20/2019		698,752	704,320	5,568	—
EURO STOXX 50® Index	Short	(68)	09/20/2019		(2,660,544)	(2,680,009)	—	(19,465)
MSCI Emerging Markets Index	Long	208	09/20/2019		10,842,435	10,955,302	112,867	—
NASDAQ-100 E-Mini Index	Long	10	09/20/2019		1,534,596	1,538,750	4,154	—
Nikkei 225 Index	Short	(317)	09/12/2019		(31,244,486)	(31,320,711)	—	(76,225)
S&P 500® E-Mini Index	Short	(56)	09/20/2019		(8,191,100)	(8,243,760)	—	(52,660)
SGX CNX Nifty Index	Long	707	07/25/2019		16,737,752	16,738,932	1,180	—

Total							$129,035	$(148,350)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/16/2019	JPY	1,332,699,000	USD	12,257,037	$147,998	$—
BOA	07/25/2019	USD	2,621,888	AUD	3,722,000	6,478	—
BOA	07/25/2019	ZAR	35,586,760	USD	2,480,000	38,536	—
BOA	08/23/2019	GBP	3,215,000	USD	4,108,866	—	(15,499)
BOA	09/12/2019	EUR	7,178,000	USD	8,122,323	87,578	—
BOA	09/19/2019	USD	12,066,930	EUR	10,640,000	—	(108,871)
CITI	07/16/2019	USD	8,242,305	JPY	916,750,000	—	(271,650)
CITI	08/09/2019	USD	812,039	INR	57,953,000	—	(23,350)
CITI	08/09/2019	INR	89,017,000	USD	1,262,102	21,072	—
CITI	08/16/2019	GBP	6,069,000	USD	7,875,242	—	(150,501)
CITI	09/13/2019	EUR	7,193,399	USD	8,119,355	108,758	—
CITI	09/19/2019	ZAR	67,474,000	USD	4,496,168	246,188	—
GSI	07/25/2019	JPY	1,744,990,000	USD	15,716,007	501,458	—
GSI	09/20/2019	EUR	7,153,000	USD	8,157,107	28,970	—
JPM	07/19/2019	GBP	5,349,000	USD	7,044,375	—	(244,716)
JPM	07/25/2019	EUR	3,432,000	USD	3,876,410	34,466	—
JPM	08/09/2019	INR	837,949,000	USD	11,879,398	199,581	—
JPM	09/13/2019	USD	16,577,642	EUR	14,508,946	—	(18,303)
JPM	09/19/2019	ZAR	814,000	USD	54,280	2,931	—
MSCS	07/01/2019	USD	12,172,379	JPY	1,345,900,000	—	(312,068)
MSCS	07/01/2019	JPY	1,345,900,000	USD	12,513,830	—	(29,383)
UBS	08/01/2019	NOK	25,497,000	USD	2,956,991	35,150	—
UBS	08/23/2019	GBP	16,000	USD	20,449	—	(77)

Total						$1,459,164	$(1,174,418)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	20.8%	$382,774,361
Securities Lending Collateral	10.2	187,534,166
Banks	5.2	94,926,651
Oil, Gas & Consumable Fuels	4.9	89,711,947
Foreign Government Obligations	4.0	73,520,838
Health Care Providers & Services	3.2	58,961,666
Media	2.6	48,681,506
Pharmaceuticals	2.6	47,607,631
Interactive Media & Services	2.4	44,561,018
Food Products	2.1	39,303,311
Software	2.1	38,367,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Aerospace & Defense	1.9%		$35,870,871
Internet & Direct Marketing Retail	1.6		29,537,720
Diversified Telecommunication Services	1.5		28,128,046
Chemicals	1.5		27,594,429
Health Care Equipment & Supplies	1.4		25,805,091
Technology Hardware, Storage & Peripherals	1.4		25,041,362
Semiconductors & Semiconductor Equipment	1.2		22,101,383
Insurance	1.2		21,703,617
IT Services	1.1		21,097,367
Electric Utilities	1.1		20,962,085
Road & Rail	1.1		19,519,852
Real Estate Management & Development	1.1		19,376,818
Tobacco	1.0		18,331,990
Equity Real Estate Investment Trusts	1.0		18,181,982
Household Products	0.9		17,100,495
Capital Markets	0.9		16,375,465
Wireless Telecommunication Services	0.8		15,269,056
Metals & Mining	0.8		15,092,570
Automobiles	0.8		14,853,614
Auto Components	0.8		14,657,456
Airlines	0.7		13,333,107
Biotechnology	0.7		13,106,761
Specialty Retail	0.7		13,101,025
Machinery	0.7		13,047,520
Hotels, Restaurants & Leisure	0.7		12,144,875
Electrical Equipment	0.6		11,957,208
Electronic Equipment, Instruments & Components	0.6		10,223,967
Industrial Conglomerates	0.5		10,005,045
Multiline Retail	0.5		9,921,186
Over-the-Counter Options Purchased	0.4		6,945,210
Building Products	0.3		5,672,676
Gas Utilities	0.3		5,573,092
Life Sciences Tools & Services	0.3		5,142,450
Consumer Finance	0.3		5,098,442
Paper & Forest Products	0.3		4,868,182
Trading Companies & Distributors	0.2		4,543,215
Multi-Utilities	0.2		4,422,691
Commercial Services & Supplies	0.2		4,064,802
Construction & Engineering	0.2		3,317,088
Food & Staples Retailing	0.2		3,161,624
Textiles, Apparel & Luxury Goods	0.2		2,910,931
Beverages	0.1		2,571,978
Diversified Financial Services	0.1		1,719,856
Household Durables	0.1		1,573,707
Over-the-Counter Interest Rate Swaptions Purchased	0.1		1,222,533
Air Freight & Logistics	0.1		1,043,420
Independent Power & Renewable Electricity Producers	0.1		1,013,890
Entertainment	0.1		998,570
Construction Materials	0.1		925,542
Energy Equipment & Services	0.0	(A)	809,789
Communications Equipment	0.0	(A)	737,631
Transportation Infrastructure	0.0	(A)	730,520
Professional Services	0.0	(A)	354,524
Over-the-Counter Foreign Exchange Options Purchased	0.0	(A)	350,796
Containers & Packaging	0.0	(A)	91,984
Personal Products	0.0	(A)	38,003
Diversified Consumer Services	0.0	(A)	14,873
Health Care Technology	0.0	(A)	5,204
Marine	0.0	(A)	2,322

Investments and Securities Sold Short	92.8		1,709,317,791
Short-Term Investments	7.2		133,114,578

Total Investments and Securities Sold Short	100.0%		$1,842,432,369

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AB)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AC)	Value
ASSETS
Investments
Common Stocks	$577,224,079	$350,096,234	$1,640,619	$928,960,932
Convertible Preferred Stock	688,921	—	—	688,921
Preferred Stocks	4,037,936	10,725,857	1,385,002	16,148,795
Convertible Bonds	—	909,074	252,000	1,161,074
Corporate Debt Securities	—	105,561,131	3,523,633	109,084,764
Foreign Government Obligations	—	73,520,838	—	73,520,838
Loan Assignments	—	2,005,080	—	2,005,080
U.S. Government Obligations	—	382,774,361	—	382,774,361
Short-Term Foreign Government Obligations	—	71,949,239	—	71,949,239
Short-Term U.S. Government Obligations	—	57,413,196	—	57,413,196
Other Investment Company	187,534,166	—	—	187,534,166
Repurchase Agreements	—	3,752,143	—	3,752,143
Over-the-Counter Options Purchased	6,389,098	556,112	—	6,945,210
Over-the-Counter Foreign Exchange Options Purchased	—	350,796	—	350,796
Over-the-Counter Interest Rate Swaptions Purchased	—	1,222,533	—	1,222,533

Total Investments	$775,874,200	$1,060,836,594	$6,801,254	$1,843,512,048

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$317,081	$—	$317,081
Over-the-Counter Total Return Swap Agreements	—	200,294	—	200,294
Over-the-Counter Total Return Swap Agreements – CFD	—	7,971,644	—	7,971,644
Futures Contracts (AD)	129,035	—	—	129,035
Forward Foreign Currency Contracts (AD)	—	1,459,164	—	1,459,164

Total Other Financial Instruments	$129,035	$9,948,183	$—	$10,077,218

LIABILITIES
Securities Sold Short
Common Stocks	$—	$(1,079,679)	$—	$(1,079,679)

Total Securities Sold Short	$—	$(1,079,679)	$—	$(1,079,679)

Other Financial Instruments
Over-the-Counter Options Written	$(2,558,420)	$(3,369,073)	$—	$(5,927,493)
Over-the-Counter Foreign Exchange Options Written	—	(322,001)	—	(322,001)
Over-the-Counter Interest Rate Swaptions Written	—	(1,183,741)	—	(1,183,741)
Futures Contracts (AD)	(148,350)	—	—	(148,350)
Forward Foreign Currency Contracts (AD)	—	(1,174,418)	—	(1,174,418)

Total Other Financial Instruments	$(2,706,770)	$(6,049,233)	$—	$(8,756,003)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (I)	$—	$—	$296,070	$—
Preferred Stocks (L)	—	—	—	5,768,165
Corporate Debt Securities (P)	—	—	3,523,633	—

Total	$—	$—	$3,819,703	$5,768,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Restricted securities. At June 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$1,344,549	0.1%

Common Stocks	Fieldwood Energy, Inc.	04/11/2018	765,274	296,070	0.0	(A)

Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,385,002	0.1

Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	5,768,165	0.3

Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	49	0.0	(A)

Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2020	05/02/2014	1,734,480	252,000	0.0	(A)

Corporate Debt Securities	Quintis Australia Pty, Ltd., PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2

Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 04/01/2019	183,426	187,316	0.0	(A)

Corporate Debt Securities	Inversiones Alsacia SA 8.00%, 12/31/2018	05/02/2014 - 03/26/2015	728,125	23,620	0.0	(A)

Total			$11,437,066	$12,593,088	0.7%

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $12,273,349, representing 0.7% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Non-income producing securities.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $183,296,828. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $39,169,219, representing 2.4% of the Portfolio’s net assets.
(H)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $1,526,895.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(J)	Rates disclosed reflect the yields at June 30, 2019.
(K)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Transferred from Level 3 to 2. For the period ended June 30, 2019, the valuation technique changed for certain investments in Preferred Stocks with a total value of $5,768,165 from using market comparable companies techniques to using a recent market transaction. This was considered to be a more relevant measure of fair value as of June 30, 2019.
(M)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2019, the total value of such securities is $252,067, representing less than 0.1% of the Portfolio’s net assets.
(N)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $64,529,258, representing 3.9% of the Portfolio’s net assets.
(O)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(P)	Transferred from Level 2 to 3. For the period ended June 30, 2019, the valuation technique changed for certain investments in Corporate Debt Securities with a total value of $3,523,633 from using a market transaction to using a present value technique. This was considered to be a more relevant measure of fair value as of June 30, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2019, the value of this security is $23,620, representing less than 0.1% of the Portfolio’s net assets.
(R)	Perpetual maturity. The date displayed is the next call date.
(S)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $49,871.
(T)	Percentage rounds to less than 0.01% or (0.01)%.
(U)	Securities with a total value of $240,593 have been segregated by the broker as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.
(V)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(X)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Y)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Z)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (175) - 175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR.
(AA)	The Portfolio receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (112) - 0 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
(AB)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(AC)	Level 3 securities were not considered significant to the Portfolio.
(AD)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSI	Credit Suisse International
GSC	Goldman Sachs & Co.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NOMI	Nomura International PLC
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $1,748,167,300) (including securities loaned of $183,296,828)	$1,839,759,905
Repurchase agreement, at value (cost $3,752,143)	3,752,143
Cash	66,004
Cash collateral pledged at broker for:
Securities sold short	2,310,305
OTC derivatives (A)	229,000
Futures contracts	3,396,330
OTC swap agreements, at value	200,294
Foreign currency, at value (cost $1,257,635)	1,236,181
Receivables and other assets:
Investments sold	5,896,569
Net income from securities lending	113,191
Shares of beneficial interest sold	73,587
Dividends and/or distributions	1,365,523
Interest	2,846,384
Tax reclaims	492,743
Variation margin receivable on centrally cleared swap agreements	15,745
Unrealized appreciation on forward foreign currency contracts	1,459,164
Prepaid expenses	5,601
Other assets	41,465

Total assets	1,863,260,134

Liabilities:
Securities sold short, at value (proceeds $1,407,681)	1,079,679
Cash collateral received upon return of:
Securities on loan	187,534,166
Cash collateral at broker for:
Centrally cleared swap agreements	301,296
OTC derivatives (A)	3,011,040
Written options and swaptions, at value (premium received $5,399,555)	7,433,235
Payables and other liabilities:
Investments purchased	4,584,588
Shares of beneficial interest redeemed	210,961
Dividends and/or distributions	39,517
Dividends, interest and fees for borrowings from securities sold short	21,055
Investment management fees	888,416
Distribution and service fees	229,321
Transfer agent costs	4,914
Trustees, CCO and deferred compensation fees	10,401
Audit and tax fees	39,336
Custody fees	412,145
Legal fees	65,860
Printing and shareholder reports fees	117,722
Other accrued expenses	27,977
Variation margin payable on futures contracts	454,417
Unrealized depreciation on OTC swap agreements - CFD	96,309
Unrealized depreciation on forward foreign currency contracts	1,174,418

Total liabilities	207,736,773

Net assets	$1,655,523,361

Net assets consist of:
Capital stock ($0.01 par value)	$1,288,911
Additional paid-in capital	1,442,767,057
Total distributable earnings (accumulated losses)	211,467,393

Net assets	$1,655,523,361

Net assets by class:
Initial Class	$444,302,205
Service Class	1,211,221,156

Shares outstanding:
Initial Class	47,660,913
Service Class	81,230,220

Net asset value and offering price per share:
Initial Class	$9.32
Service Class	14.91

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$13,101,662
Interest income	8,746,030
Net income from securities lending	254,091
Withholding taxes on foreign income	(904,174)

Total investment income	21,197,609

Expenses:
Investment management fees	5,735,580
Distribution and service fees:
Service Class	1,472,117
Transfer agent costs	12,332
Trustees, CCO and deferred compensation fees	24,938
Audit and tax fees	35,278
Custody fees	222,747
Legal fees	4,773
Printing and shareholder reports fees	55,710
Dividends, interest and fees for borrowings from securities sold short	33,135
Other	47,431

Total expenses before waiver and/or reimbursement and recapture	7,644,041

Expenses waived and/or reimbursed:
Initial Class	(17,702)
Service Class	(49,761)

Net expenses	7,576,578

Net investment income (loss)	13,621,031

Net realized gain (loss) on:
Investments	20,081,443
Securities sold short	640,332
Written options and swaptions	1,646,083
Swap agreements	453,054
Futures contracts	(3,134,279)
Forward foreign currency contracts	577,268
Foreign currency transactions	(103,606)

Net realized gain (loss)	20,160,295

Net change in unrealized appreciation (depreciation) on:
Investments	132,052,401
Securities sold short	(628,303)
Written options and swaptions	2,615,099
Swap agreements	(2,035,973)
Futures contracts	(819,968)
Forward foreign currency contracts	154,529
Translation of assets and liabilities denominated in foreign currencies	15,794

Net change in unrealized appreciation (depreciation)	131,353,579

Net realized and change in unrealized gain (loss)	151,513,874

Net increase (decrease) in net assets resulting from operations	$165,134,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$13,621,031	$23,752,004
Net realized gain (loss)	20,160,295	76,127,400
Net change in unrealized appreciation (depreciation)	131,353,579	(234,935,951)

Net increase (decrease) in net assets resulting from operations	165,134,905	(135,056,547)

Distributions to shareholders:
Initial Class	—	(19,290,272)
Service Class	—	(29,344,777)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(48,635,049)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,576,839	43,416,075
Service Class	3,395,011	7,347,503

	9,971,850	50,763,578

Dividends and/or distributions reinvested:
Initial Class	—	19,290,272
Service Class	—	29,344,777

	—	48,635,049

Cost of shares redeemed:
Initial Class	(8,609,231)	(129,756,447)
Service Class	(75,527,376)	(190,163,187)

	(84,136,607)	(319,919,634)

Net increase (decrease) in net assets resulting from capital share transactions	(74,164,757)	(220,521,007)

Net increase (decrease) in net assets	90,970,148	(404,212,603)

Net assets:
Beginning of period/year	1,564,553,213	1,968,765,816

End of period/year	$1,655,523,361	$1,564,553,213

Capital share transactions - shares:
Shares issued:
Initial Class	720,208	4,650,156
Service Class	234,521	499,683

	954,729	5,149,839

Shares reinvested:
Initial Class	—	2,126,822
Service Class	—	2,018,210

	—	4,145,032

Shares redeemed:
Initial Class	(963,477)	(14,471,816)
Service Class	(5,263,739)	(13,057,396)

	(6,227,216)	(27,529,212)

Net increase (decrease) in shares outstanding:
Initial Class	(243,269)	(7,694,838)
Service Class	(5,029,218)	(10,539,503)

	(5,272,487)	(18,234,341)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$8.41		$9.45	$8.47	$8.24		$9.92	$10.43

Investment operations:
Net investment income (loss) (A)	0.08		0.14	0.12	0.11	(B)	0.10	0.11
Net realized and unrealized gain (loss)	0.83		(0.81)	1.05	0.28		(0.19)	0.11

Total investment operations	0.91		(0.67)	1.17	0.39		(0.09)	0.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.19)	(0.08)		(0.29)	(0.30)
Net realized gains	—		(0.16)	—	(0.08)		(1.30)	(0.43)

Total dividends and/or distributions to shareholders	—		(0.37)	(0.19)	(0.16)		(1.59)	(0.73)

Net asset value, end of period/year	$9.32		$8.41	$9.45	$8.47		$8.24	$9.92

Total return	10.82	%(C)	(7.40)%	13.75%	4.69%		(0.88)%	2.09%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$444,302		$402,850	$525,413	$436,406		$374,668	$122,871
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.77	%(E)	0.82%	0.84%	0.83%		0.82%	0.78%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	0.76	%(E)	0.80%	0.81%	0.81	%(B)	0.81%	0.77%
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	0.76	%(E)(F)	0.79%	0.79%	0.80	%(B)	0.80%	0.77	%(F)
Net investment income (loss) to average net assets	1.89	%(E)	1.47%	1.30%	1.35	%(B)	1.13%	1.08%
Portfolio turnover rate	75	%(C)	160%	114%	120%		79%	47	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Dividends and interest from securities sold short rounds to less than 0.01%.
(G)	Excludes investment securities received in-kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.47		$14.91	$13.27	$12.82		$14.55	$14.98

Investment operations:
Net investment income (loss) (A)	0.12		0.18	0.15	0.14	(B)	0.13	0.09
Net realized and unrealized gain (loss)	1.32		(1.29)	1.64	0.44		(0.31)	0.18

Total investment operations	1.44		(1.11)	1.79	0.58		(0.18)	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.15)	(0.05)		(0.25)	(0.27)
Net realized gains	—		(0.16)	—	(0.08)		(1.30)	(0.43)

Total dividends and/or distributions to shareholders	—		(0.33)	(0.15)	(0.13)		(1.55)	(0.70)

Net asset value, end of period/year	$14.91		$13.47	$14.91	$13.27		$12.82	$14.55

Total return	10.69	%(C)	(7.62)%	13.49%	4.56%		(1.23)%	1.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,211,221		$1,161,703	$1,443,353	$1,329,337		$1,234,334	$1,283,518
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.02	%(E)	1.07%	1.09%	1.08%		1.07%	0.83%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.01	%(E)	1.05%	1.06%	1.06	%(B)	1.06%	0.81%
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	1.01	%(E)(F)	1.04%	1.04%	1.05	%(B)	1.05%	0.81	%(F)
Net investment income (loss) to average net assets	1.64	%(E)	1.21%	1.05%	1.10	%(B)	0.90%	0.62%
Portfolio turnover rate	75	%(C)	160%	114%	120%		79%	47	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Dividends and interest from securities sold short rounds to less than 0.01%.
(G)	Excludes investment securities received in-kind.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

Transamerica Cayman Blackrock Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

1. ORGANIZATION (continued)

of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Blackrock Global Allocation, Ltd. (the “Subsidiary”) entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary, in order that the aggregate total management fee paid by the Portfolio and its Subsidiary equals the amount of the management fee that would have been paid by the Portfolio to TAM had the Portfolio not invested assets in the Subsidiary. This management fee waiver, which is reflected in the Portfolio’s expense waiver and/or reimbursement on the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

At June 30, 2019, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Value	Percentage of Net Assets
$ 6,432,704	0.39%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Consolidated Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolio considers the short sale to be a borrowing by the Portfolio that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio investing in short sales is liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Consolidated Statement of Assets and Liabilities. The Portfolio also bears other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Consolidated Statement of Operations.

Open short sale transactions at June 30, 2019, if any, are included within the Consolidated Schedule of Investments and are reflected in Securities sold short, at value within the Consolidated Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$28,590,285	$—	$—	$—	$28,590,285
Corporate Debt Securities	3,968,082	—	—	—	3,968,082
U.S. Government Obligations	154,975,799	—	—	—	154,975,799
Total Securities Lending Transactions	$187,534,166	$—	$—	$—	$187,534,166
Total Borrowings	$187,534,166	$—	$—	$—	$187,534,166

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Consolidated Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2019, if any, are included within the Consolidated Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Consolidated Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Consolidated Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit,

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments, as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2019, if any, are listed within the Consolidated Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Consolidated Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$1,222,533	$350,796	$6,945,210	$—	$—	$8,518,539
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	—	—	—	317,081	—	317,081
OTC Swaps:
OTC swap agreements, at value	—	—	8,171,938	—	—	8,171,938
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	—	—	129,035	—	—	129,035
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,459,164	—	—	—	1,459,164
Total	$1,222,533	$1,809,960	$15,246,183	$317,081	$—	$18,595,757

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(1,183,741)	$(322,001)	$(5,927,493)	$—	$—	$(7,433,235)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	—	—	(148,350)	—	—	(148,350)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,174,418)	—	—	—	(1,174,418)
Total	$(1,183,741)	$(1,496,419)	$(6,075,843)	$—	$—	$(8,756,003)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$1,641,862	$(564,555)	$(1,609,410)	$—	$—	$(532,103)
Written options and swaptions	(805,401)	310,081	2,141,403	—	—	1,646,083
Swap agreements	1,288,815	—	(910,891)	75,130	—	453,054
Futures contracts	(262,519)	—	(2,871,760)	—	—	(3,134,279)
Forward foreign currency contracts	—	577,268	—	—	—	577,268
Total	$1,862,757	$322,794	$(3,250,658)	$75,130	$—	$(989,977)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$508,629	$(331,905)	$3,105,167	$—	$—	$3,281,891
Written options and swaptions	(445,546)	(172,526)	3,233,171	—	—	2,615,099
Swap agreements	(1,496,099)	—	(627,392)	87,518	—	(2,035,973)
Futures contracts	160,696	—	(980,664)	—	—	(819,968)
Forward foreign currency contracts	—	154,529	—	—	—	154,529
Total	$(1,272,320)	$(349,902)	$4,730,282	$87,518	$—	$3,195,578

(A)	Included within Net realized gain (loss) on Investments in the Consolidated Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Consolidated Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$ 4,226,351	$ 239,807	$ (1,434,903)	$ (6,674,038)	$ 169,156,557	$ 20,817,557	$ (32,563,536)	$ 116,170,004	$ 71,116,001	$ 6,832,542

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	1,181,767	(745,794)	(435,973)	—	745,794	(745,794)	—	—
Barclays Bank PLC	61,305	(61,305)	—	—	691,691	(61,305)	(630,386)	—
BNP Paribas	333,654	(333,654)	—	—	360,916	(333,654)	(27,262)	—
Citibank, N.A.	9,755,262	(1,571,469)	—	8,183,793	1,571,469	(1,571,469)	—	—
Credit Suisse International	958,843	(272,429)	(590,000)	96,414	272,429	(272,429)	—	—
Goldman Sachs & Co.	165,796	(165,796)	—	—	198,316	(165,796)	—	32,520
Goldman Sachs International	853,755	—	(680,000)	173,755	—	—	—	—
JPMorgan Chase Bank, N.A.	424,410	(414,179)	(10,231)	—	414,179	(414,179)	—	—
Morgan Stanley Capital Services Inc.	1,044,312	(1,044,312)	—	—	1,924,487	(1,044,312)	(621,110)	259,065
Nomura International PLC	1,645,141	(1,247,860)	(397,281)	—	1,247,860	(1,247,860)	—	—
Societe Generale	781,097	(31,174)	(560,000)	189,923	31,174	(31,174)	—	—
UBS AG	944,299	(944,299)	—	—	1,149,338	(944,299)	(38,052)	166,987
Other Derivatives (C)	446,116	—	—	446,116	148,350	—	—	148,350

Total	$18,595,757	$(6,832,271)	$(2,673,485)	$9,090,001	$8,756,003	$(6,832,271)	$(1,316,810)	$606,922

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $3 billion	0.71%
Over $3 billion up to $5 billion	0.70
Over $5 billion	0.69

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2019, the amount waived is $67,463 for the Subsidiary and is not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2020
Service Class	1.15	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Consolidated Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Consolidated Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Consolidated Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Consolidated Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 355,763,453	$ 746,792,542	$ 438,290,760	$ 736,226,385

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,750,511,762	$ 142,619,993	$ (52,316,120)	$ 90,303,873

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENTS (continued)

measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

13. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

14. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,163.90	$4.24	$1,020.90	$3.96	0.79%
Service Class	1,000.00	1,163.00	5.58	1,019.60	5.21	1.04

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	94.4%
Other Investment Company	3.9
Repurchase Agreement	3.4
Net Other Assets (Liabilities) ^	(1.7)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Australia - 4.3%
Aveo Group	1,026,944	$ 1,355,416
Centuria Capital Group	2,185,835	2,708,508
Charter Hall Group, REIT	261,033	1,984,687
Dexus, REIT	1,373,064	12,512,195
LendLease Group	942,238	8,599,476
National Storage, REIT (A) (B)	3,449,157	4,140,732
New South Resources, Ltd. (B)	1,378,594	1,693,723
NEXTDC, Ltd. (B) (C)	575,830	2,623,657
Scentre Group, REIT	2,279,286	6,144,663

		41,763,057

Canada - 1.6%
Canadian Apartment Properties, REIT	125,484	4,633,963
RioCan, REIT	525,103	10,421,463

		15,055,426

France - 1.6%
Gecina SA, REIT	26,551	3,973,155
Unibail-Rodamco-Westfield, REIT	76,858	11,514,323

		15,487,478

Germany - 5.6%
alstria office AG, REIT	522,961	8,467,945
Godewind Immobilien AG (B) (D)	1,135,082	4,788,504
LEG Immobilien AG	98,137	11,069,887
TLG Immobilien AG	352,008	10,306,910
Vonovia SE	404,712	19,328,319

		53,961,565

Hong Kong - 7.7%
CK Asset Holdings, Ltd.	2,664,500	20,857,710
Kerry Properties, Ltd.	621,500	2,609,573
Link REIT	1,633,500	20,074,504
Sun Hung Kai Properties, Ltd.	845,500	14,341,149
Swire Properties, Ltd.	3,213,000	12,976,708
Wheelock & Co., Ltd.	571,000	4,093,347

		74,952,991

Ireland - 0.4%
Glenveagh Properties PLC (B) (D)	4,406,017	3,667,381

Japan - 13.4%
Activia Properties, Inc., REIT	1,004	4,367,444
Comforia Residential, Inc., REIT	2,258	6,481,946
Daito Trust Construction Co., Ltd.	56,500	7,197,769
Daiwa House Industry Co., Ltd.	545,400	15,889,268
Global One Real Estate Investment Corp., REIT	808	1,006,487
GLP J-REIT	6,839	7,789,540
Hankyu Hanshin, Inc., REIT	715	998,076
Heiwa Real Estate, Inc., REIT	842	987,924
Hulic, Inc., REIT	5,771	10,014,878
Ichigo Office Investment, REIT	6,223	5,904,678
Japan Rental Housing Investments, Inc., REIT	7,177	5,578,376
Kenedix Office Investment Corp., REIT	1,384	9,897,176
LaSalle Logiport, REIT	849	1,004,799
Mitsui Fudosan Co., Ltd.	743,700	18,020,834
Mitsui Fudosan Logistics Park, Inc., REIT	2,173	7,386,769
Nippon Prologis, Inc., REIT	2,659	6,138,525
Sumitomo Realty & Development Co., Ltd.	400,700	14,301,290

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyu Fudosan Holdings Corp.	1,192,700	$ 6,582,169

		129,547,948

Netherlands - 0.4%
InterXion Holding NV (B)	44,310	3,371,548

New Zealand - 0.2%
Goodman Property Trust, REIT	1,614,994	2,099,384

Norway - 1.0%
Entra ASA (D)	657,489	10,096,895

Singapore - 2.7%
Ascendas, REIT	3,674,700	8,473,809
City Developments, Ltd.	903,100	6,321,032
Cromwell European Real Estate Investment Trust (E)	4,416,200	2,410,398
Mapletree Commercial Trust, REIT	6,027,800	9,311,236

		26,516,475

Spain - 1.5%
Aedas Homes SAU (B) (D)	198,417	4,715,458
Inmobiliaria Colonial Socimi SA, REIT (C)	851,512	9,484,052

		14,199,510

Sweden - 1.0%
Castellum AB	509,782	9,746,967
Kungsleden AB	40,750	336,140

		10,083,107

United Kingdom - 3.5%
Assura PLC, REIT	7,273,265	5,893,001
Derwent London PLC, REIT	137,368	5,435,874
Grainger PLC	1,741,569	5,431,946
Land Securities Group PLC, REIT	416,088	4,402,718
Segro PLC, REIT	1,334,186	12,372,133

		33,535,672

United States - 49.5%
Alexandria Real Estate Equities, Inc., REIT	152,584	21,528,077
American Homes 4 Rent Trust, Class A, REIT	353,120	8,584,347
AvalonBay Communities, Inc., REIT	151,331	30,747,433
Boston Properties, Inc., REIT	200,571	25,873,659
CareTrust, Inc., REIT	579,423	13,778,679
Digital Realty Trust, Inc., REIT	81,482	9,597,765
Douglas Emmett, Inc., REIT	141,005	5,617,639
EPR Properties, REIT	153,163	11,424,428
Equinix, Inc., REIT	14,587	7,356,078
Equity Residential, REIT	243,767	18,506,791
Extra Space Storage, Inc., REIT	190,847	20,248,867
Federal Realty Investment Trust, REIT	94,293	12,141,167
Healthcare Trust of America, Inc., Class A, REIT	223,752	6,137,517
Highwoods Properties, Inc., REIT	275,888	11,394,174
Hilton Worldwide Holdings, Inc.	54,029	5,280,794
Host Hotels & Resorts, Inc., REIT	1,181,523	21,527,349
Hudson Pacific Properties, Inc., REIT	235,379	7,831,059
Invitation Homes, Inc., REIT	263,406	7,040,842
Prologis, Inc., REIT	433,478	34,721,588
Regency Centers Corp., REIT	230,764	15,401,189
Rexford Industrial Realty, Inc., REIT	448,496	18,105,784
Simon Property Group, Inc., REIT	205,050	32,758,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SL Green Realty Corp., REIT	28,512	$ 2,291,509
Spirit Realty Capital, Inc., REIT (C)	546,809	23,326,872
STAG Industrial, Inc., REIT	224,019	6,774,335
Sun Communities, Inc., REIT	158,017	20,256,199
UDR, Inc., REIT	418,322	18,778,475
Ventas, Inc., REIT	481,654	32,921,051
VEREIT, Inc.	1,176,089	10,596,562
VICI Properties, Inc., REIT (C)	732,022	16,133,765
Welltower, Inc., REIT	36,927	3,010,658

		479,693,440

Total Common Stocks (Cost $863,722,622)		914,031,877

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (F)	38,048,775	38,048,775

Total Other Investment Company (Cost $38,048,775)		38,048,775

Principal	Value
REPURCHASE AGREEMENT - 3.4%

Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $33,225,318 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $33,887,170.

$ 33,221,304	$ 33,221,304

Total Repurchase Agreement (Cost $33,221,304)	33,221,304

Total Investments (Cost $934,992,701)	985,301,956
Net Other Assets (Liabilities) - (1.7)%	(16,773,147)

Net Assets - 100.0%	$ 968,528,809

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (G)	GSI	7/22/2019	USD	8,290,987	0.9%	$8,512,671	$221,684

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/16/2019	USD	1,412,298	GBP	1,110,000	$1,484	$—
BNP	07/16/2019	GBP	3,375,000	USD	4,253,097	36,541	—
BNP	07/16/2019	AUD	2,163,000	USD	1,495,204	24,205	—
BNP	07/16/2019	EUR	4,784,000	USD	5,371,634	75,695	—
BOA	07/16/2019	USD	3,468,478	AUD	4,821,000	81,944	—
BOA	07/16/2019	USD	1,187,778	EUR	1,045,000	152	(2,269)
BOA	07/16/2019	USD	636,615	JPY	69,674,000	—	(10,455)
BOA	07/16/2019	USD	133,619	SGD	182,000	—	(940)
BOA	07/16/2019	GBP	1,697,000	USD	2,180,619	4,889	(28,615)
BOA	07/16/2019	AUD	5,604,000	USD	3,906,853	29,702	—
BOA	07/16/2019	NOK	984,000	USD	112,494	2,921	—
BOA	07/16/2019	CAD	53,000	USD	39,412	1,076	—
BOA	07/16/2019	ILS	20,062,000	USD	5,637,191	—	(10,099)
BOA	07/16/2019	ZAR	5,176,000	USD	365,500	1,237	—
BOA	07/16/2019	EUR	2,517,000	USD	2,871,029	—	(5,033)
CITI	07/16/2019	USD	693	AUD	1,000	—	(9)
CITI	07/16/2019	USD	534,700	EUR	478,000	—	(9,577)
CITI	07/16/2019	USD	4,185,892	GBP	3,189,000	132,662	—
CITI	07/16/2019	USD	13,953,823	JPY	1,544,543,000	—	(390,512)
CITI	07/16/2019	SGD	8,317,000	USD	6,135,558	13,480	—
CITI	07/16/2019	HKD	1,818,000	USD	232,139	613	—
CITI	07/16/2019	AUD	522,000	USD	368,399	—	(1,718)
CITI	07/16/2019	CAD	12,000	USD	8,952	215	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/16/2019	EUR	296,000	USD	332,375	$4,667	$—
GSI	07/16/2019	USD	170,883	EUR	152,000	—	(2,193)
GSI	07/16/2019	USD	1,518,552	JPY	163,543,000	1,380	(1,668)
GSI	07/16/2019	USD	429,177	NZD	659,000	—	(13,707)
GSI	07/16/2019	USD	336,813	SGD	455,000	416	—
GSI	07/16/2019	HKD	23,353,000	USD	2,981,559	8,247	—
GSI	07/16/2019	JPY	144,568,000	USD	1,341,358	1,261	—
HSBC	07/16/2019	USD	501,583	AUD	706,000	6,915	(1,264)
HSBC	07/16/2019	USD	230,701	CAD	308,000	—	(4,587)
HSBC	07/16/2019	USD	996,973	EUR	880,000	—	(5,044)
HSBC	07/16/2019	USD	9,786,558	HKD	76,614,000	577	(22,648)
HSBC	07/16/2019	USD	466,093	SGD	637,000	—	(4,862)
HSBC	07/16/2019	AUD	14,840,000	USD	10,588,412	3,331	(167,317)
HSBC	07/16/2019	HKD	29,531,000	USD	3,770,262	10,492	—
HSBC	07/16/2019	SEK	38,565,000	USD	4,187,183	—	(29,031)
HSBC	07/16/2019	CHF	8,429,000	USD	8,478,062	169,913	—
HSBC	07/16/2019	GBP	161,000	USD	212,089	—	(7,458)
HSBC	07/16/2019	SGD	5,186,000	USD	3,824,736	9,450	—
HSBC	07/16/2019	EUR	618,000	USD	693,526	10,164	—
JPM	07/16/2019	USD	1,563,965	EUR	1,393,000	—	(22,182)
JPM	07/16/2019	USD	131,450	HKD	1,031,000	—	(546)
JPM	07/16/2019	USD	118,635	JPY	13,191,000	—	(3,871)
JPM	07/16/2019	USD	1,239,146	NOK	10,777,000	—	(24,908)
JPM	07/16/2019	CAD	25,000	USD	18,687	412	—
JPM	07/16/2019	HKD	36,760,000	USD	4,692,847	13,410	—
JPM	07/16/2019	JPY	632,657,000	USD	5,744,021	131,532	—
JPM	07/16/2019	GBP	1,038,000	USD	1,306,069	13,233	—
JPM	07/16/2019	AUD	2,851,000	USD	1,975,915	26,782	—
JPM	07/16/2019	EUR	676,000	USD	761,417	8,314	—
JPM	07/16/2019	SGD	711,000	USD	524,249	1,418	—
NOMI	07/16/2019	USD	2,601,259	GBP	2,042,000	5,869	—
NOMI	07/16/2019	GBP	1,544,000	USD	1,957,279	5,151	—
NOMI	07/16/2019	AUD	1,400,000	USD	969,431	14,005	—
NOMI	07/16/2019	JPY	14,659,000	USD	133,403	2,737	—
SSB	07/16/2019	USD	16,329,114	AUD	23,192,000	72,100	(34,315)
SSB	07/16/2019	USD	23,647,283	EUR	20,860,000	—	(105,074)
SSB	07/16/2019	USD	5,957,373	JPY	647,219,000	—	(53,419)
SSB	07/16/2019	USD	7,098,597	NOK	60,390,000	15,341	—
SSB	07/16/2019	USD	1,527,335	NZD	2,333,000	—	(40,569)
SSB	07/16/2019	USD	581,923	SGD	797,000	—	(7,326)
SSB	07/16/2019	HKD	20,269,000	USD	2,587,175	7,796	—
SSB	07/16/2019	SGD	2,660,000	USD	1,953,632	12,996	—
SSB	07/16/2019	NZD	4,174,000	USD	2,812,813	—	(7,656)
SSB	07/16/2019	EUR	9,903,000	USD	11,205,730	76,561	(6,185)
SSB	07/16/2019	GBP	2,036,000	USD	2,630,474	1,041	(43,753)
SSB	07/16/2019	JPY	2,110,705,000	USD	19,196,340	406,001	—
SSB	07/16/2019	AUD	1,537,000	USD	1,070,296	9,575	(198)
SSB	07/16/2019	CAD	53,000	USD	39,972	516	—
UBS	07/16/2019	USD	217,945	AUD	311,000	—	(519)
UBS	07/16/2019	USD	193,985	EUR	170,000	414	—
UBS	07/16/2019	USD	1,171,995	SGD	1,611,000	—	(19,072)
UBS	07/16/2019	HKD	5,195,000	USD	662,671	2,428	—
UBS	07/16/2019	SGD	426,000	USD	309,191	5,765	—
UBS	07/16/2019	AUD	279,000	USD	194,376	1,609	—
UBS	07/16/2019	JPY	293,469,000	USD	2,729,661	—	(4,184)

Total						$1,468,635	$(1,092,783)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	69.8%	$687,413,222
Real Estate Management & Development	21.2	208,966,767
IT Services	0.6	5,995,205
Hotels, Restaurants & Leisure	0.5	5,280,794
Household Durables	0.4	3,667,381
Capital Markets	0.3	2,708,508

Investments	92.8	914,031,877
Short-Term Investments	7.2	71,270,079

Total Investments	100.0%	$985,301,956

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$498,120,414	$415,911,463	$—	$914,031,877
Other Investment Company	38,048,775	—	—	38,048,775
Repurchase Agreement	—	33,221,304	—	33,221,304

Total Investments	$536,169,189	$449,132,767	$—	$985,301,956

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD	$—	$8,512,671	$—	$8,512,671
Forward Foreign Currency Contracts (I)	—	1,468,635	—	1,468,635

Total Other Financial Instruments	$—	$9,981,306	$—	$9,981,306

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(1,092,783)	$—	$(1,092,783)

Total Other Financial Instruments	$—	$(1,092,783)	$—	$(1,092,783)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the value of the security is $4,140,732, representing 0.4% of the Portfolio’s net assets.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,081,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $23,268,238, representing 2.4% of the Portfolio’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at June 30, 2019.
(G)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month AUD-LIBOR.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

J-REIT	Japan-Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $901,771,397) (including securities loaned of $37,081,958)	$952,080,652
Repurchase agreement, at value (cost $33,221,304)	33,221,304
Cash collateral pledged at broker for:
OTC derivatives	10,000
Foreign currency, at value (cost $8,634,929)	8,648,238
Receivables and other assets:
Investments sold	25,666,517
Net income from securities lending	3,921
Shares of beneficial interest sold	58,597
Dividends and/or distributions	4,544,805
Interest	1,338
Tax reclaims	170,762
Unrealized appreciation on OTC swap agreements - CFD	221,684
Unrealized appreciation on forward foreign currency contracts	1,468,635
Prepaid expenses	2,417

Total assets	1,026,098,870

Liabilities:
Cash collateral received upon return of:
Securities on loan	38,048,775
Cash collateral at broker for:
OTC derivatives	10,000
Payables and other liabilities:
Investments purchased	15,313,254
When-issued, delayed-delivery, forward and TBA commitments purchased	2,311,204
Shares of beneficial interest redeemed	84,795
Investment management fees	542,514
Distribution and service fees	16,892
Transfer agent costs	2,867
Trustees, CCO and deferred compensation fees	1,670
Audit and tax fees	8,646
Custody fees	83,738
Legal fees	5,524
Printing and shareholder reports fees	38,689
Other accrued expenses	8,710
Unrealized depreciation on forward foreign currency contracts	1,092,783

Total liabilities	57,570,061

Net assets	$968,528,809

Net assets consist of:
Capital stock ($0.01 par value)	$767,269
Additional paid-in capital	897,970,294
Total distributable earnings (accumulated losses)	69,791,246

Net assets	$968,528,809

Net assets by class:
Initial Class	$881,131,471
Service Class	87,397,338

Shares outstanding:
Initial Class	70,104,689
Service Class	6,622,207

Net asset value and offering price per share:
Initial Class	$12.57
Service Class	13.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$17,480,332
Interest income	248,138
Net income from securities lending	51,947
Withholding taxes on foreign income	(752,773)

Total investment income	17,027,644

Expenses:
Investment management fees	3,145,959
Distribution and service fees:
Service Class	104,875
Transfer agent costs	7,024
Trustees, CCO and deferred compensation fees	11,002
Audit and tax fees	11,165
Custody fees	26,371
Legal fees	18,961
Printing and shareholder reports fees	23,070
Other	141,883

Total expenses	3,490,310

Net investment income (loss)	13,537,334

Net realized gain (loss) on:
Investments	21,599,828
Swap agreements	1,017,539
Forward foreign currency contracts	(332,876)
Foreign currency transactions	269,653

Net realized gain (loss)	22,554,144

Net change in unrealized appreciation (depreciation) on:
Investments	69,289,538
Swap agreements	221,684
Forward foreign currency contracts	164,380
Translation of assets and liabilities denominated in foreign currencies	(542)

Net change in unrealized appreciation (depreciation)	69,675,060

Net realized and change in unrealized gain (loss)	92,229,204

Net increase (decrease) in net assets resulting from operations	$105,766,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$13,537,334	$5,964,778
Net realized gain (loss)	22,554,144	(13,093,501)
Net change in unrealized appreciation (depreciation)	69,675,060	(29,809,443)

Net increase (decrease) in net assets resulting from operations	105,766,538	(36,938,166)

Distributions to shareholders:
Initial Class	—	(12,583,227)
Service Class	—	(7,170,592)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(19,753,819)

Capital share transactions:
Proceeds from shares sold:
Initial Class	452,845,584	278,423,865
Service Class	3,069,402	1,786,196

	455,914,986	280,210,061

Dividends and/or distributions reinvested:
Initial Class	—	12,583,227
Service Class	—	7,170,592

	—	19,753,819

Cost of shares redeemed:
Initial Class	(18,948,042)	(74,043,149)
Service Class	(5,481,108)	(14,752,171)

	(24,429,150)	(88,795,320)

Net increase (decrease) in net assets resulting from capital share transactions	431,485,836	211,168,560

Net increase (decrease) in net assets	537,252,374	154,476,575

Net assets:
Beginning of period/year	431,276,435	276,799,860

End of period/year	$968,528,809	$431,276,435

Capital share transactions - shares:
Shares issued:
Initial Class	38,845,905	24,095,840
Service Class	240,898	139,160

	39,086,803	24,235,000

Shares reinvested:
Initial Class	—	1,078,254
Service Class	—	584,400

	—	1,662,654

Shares redeemed:
Initial Class	(1,530,801)	(5,854,883)
Service Class	(428,590)	(1,163,622)

	(1,959,391)	(7,018,505)

Net increase (decrease) in shares outstanding:
Initial Class	37,315,104	19,319,211
Service Class	(187,692)	(440,062)

	37,127,412	18,879,149

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.80		$13.15	$12.26	$12.39		$13.06	$11.67

Investment operations:
Net investment income (loss) (A)	0.19		0.24	0.22	0.31	(B)	0.22	0.24
Net realized and unrealized gain (loss)	1.58		(1.48)	1.14	(0.22)		(0.30)	1.34

Total investment operations	1.77		(1.24)	1.36	0.09		(0.08)	1.58

Dividends and/or distributions to shareholders:
Net investment income	—		(1.11)	(0.47)	(0.22)		(0.59)	(0.19)

Net asset value, end of period/year	$12.57		$10.80	$13.15	$12.26		$12.39	$13.06

Total return	16.39	%(C)	(10.09)%	11.32%	0.62%		(0.60)%	13.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$881,132		$353,992	$177,075	$370,080		$274,688	$452,444
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.92%	0.92%	0.89%		0.89%	0.90%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.91%	0.92%	0.87	%(B)	0.89%	0.90%
Net investment income (loss) to average net assets	3.19	%(D)	2.03%	1.66%	2.45	%(B)	1.66%	1.90%
Portfolio turnover rate	42	%(C)	241%	119%	46%		56%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.35		$13.76	$12.81	$12.93		$13.61	$12.16

Investment operations:
Net investment income (loss) (A)	0.17		0.26	0.16	0.31	(B)	0.19	0.22
Net realized and unrealized gain (loss)	1.68		(1.60)	1.23	(0.24)		(0.31)	1.40

Total investment operations	1.85		(1.34)	1.39	0.07		(0.12)	1.62

Dividends and/or distributions to shareholders:
Net investment income	—		(1.07)	(0.44)	(0.19)		(0.56)	(0.17)

Net asset value, end of period/year	$13.20		$11.35	$13.76	$12.81		$12.93	$13.61

Total return	16.30	%(C)	(10.33)%	11.01%	0.42%		(0.87)%	13.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,397		$77,284	$99,725	$95,835		$102,053	$106,430
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.17%	1.17%	1.14%		1.14%	1.15%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.16%	1.17%	1.13	%(B)	1.14%	1.15%
Net investment income (loss) to average net assets	2.70	%(D)	2.06%	1.23%	2.33	%(B)	1.38%	1.67%
Portfolio turnover rate	42	%(C)	241%	119%	46%		56%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$38,048,775	$—	$—	$—	$38,048,775
Total Borrowings	$38,048,775	$—	$—	$—	$38,048,775

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC Swaps:
OTC swap agreements, at value	$—	$—	$8,512,671	$—	$—	$8,512,671
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,468,635	—	—	—	1,468,635
Total	$—	$1,468,635	$8,512,671	$—	$—	$9,981,306

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(1,092,783)	$—	$—	$—	$(1,092,783)
Total	$—	$(1,092,783)	$—	$—	$—	$(1,092,783)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$1,017,539	$—	$—	$1,017,539
Forward foreign currency contracts	—	(332,876)	—	—	—	(332,876)
Total	$—	$(332,876)	$1,017,539	$—	$—	$684,663

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$221,684	$—	$—	$221,684
Forward foreign currency contracts	—	164,380	—	—	—	164,380
Total	$—	$164,380	$221,684	$—	$—	$386,064

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Swap Agreements at Notional Amount	Forward Foreign Currency Contracts at Contract Amount
	Purchased	Sold
2,867,766	$ 122,886,277	$ 108,008,475

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$121,921	$(57,411)	$—	$64,510	$57,411	$(57,411)	$—	$—
BNP Paribas	137,925	—	—	137,925	—	—	—	—
Citibank, N.A.	151,637	(151,637)	—	—	401,816	(151,637)	(10,000)	240,179
Goldman Sachs International	8,523,975	(17,568)	—	8,506,407	17,568	(17,568)	—	—
HSBC Bank USA	210,842	(210,842)	—	—	242,211	(210,842)	—	31,369
JPMorgan Chase Bank, N.A.	195,101	(51,507)	—	143,594	51,507	(51,507)	—	—
Nomura International PLC	27,762	—	—	27,762	—	—	—	—
State Street Bank & Trust Co.	601,927	(298,495)	—	303,432	298,495	(298,495)	—	—
UBS AG	10,216	(10,216)	—	—	23,775	(10,216)	—	13,559

Total	$9,981,306	$(797,676)	$—	$9,183,630	$1,092,783	$(797,676)	$(10,000)	$285,107

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts “REITs” involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	1.00%	May 1, 2020
Service Class	1.25	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 747,262,211	$ —	$ 343,641,018	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 934,992,701	$ 64,778,989	$ (13,872,198)	$ 50,906,791

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT (continued)

Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

(formerly, Transamerica Clarion Real Estate Securities VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement for the Portfolio between TAM and BlackRock Investment Management, LLC (“BlackRock”) and the renewal of the investment sub-sub-advisory agreements with respect to the Portfolio between BlackRock and each of BlackRock International Limited and BlackRock (Singapore) Limited (BlackRock, BlackRock International Limited and BlackRock (Singapore) Limited collectively, the “Sub-Advisers,” and the investment sub-advisory agreement and the investment sub-sub-advisory agreements collectively, the “Sub-Advisory Agreements”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreements were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Advisers. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Advisers. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Advisers to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Advisers’ responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Advisers. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

(formerly, Transamerica Clarion Real Estate Securities VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Advisers had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective and investment strategies and used a different benchmark. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, noting that TAM pays sub-advisory fees to BlackRock and that the sub-sub-advisory fees payable to BlackRock International Limited and BlackRock (Singapore) Limited are paid by BlackRock and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Global Real Estate Securities VP

(formerly, Transamerica Clarion Real Estate Securities VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to BlackRock, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and BlackRock, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Advisers may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Advisers’ sub-advisory fee schedules and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and Sub-Advisory Agreements was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,010.70	$1.40	$1,023.40	$1.40	0.28%
Service Class	1,000.00	1,009.50	2.64	1,022.20	2.66	0.53

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	0.24
Duration †	0.10

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	43.7%
Short-Term U.S. Government Agency Obligations	28.8
U.S. Government Agency Obligations	16.9
Short-Term U.S. Government Obligations	7.8
U.S. Government Obligations	2.7
Net Other Assets (Liabilities)	0.1
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.07%, 2.33% (A), 01/24/2020, MTN	$ 10,000,000	$ 10,000,000
1-Month LIBOR - 0.06%, 2.34% (A), 07/25/2019, MTN	11,500,000	11,500,000
1-Month LIBOR - 0.07%, 2.36% (A), 07/05/2019, MTN	5,500,000	5,500,000
Federal Farm Credit Banks
1-Month LIBOR - 0.04%, 2.36% (A), 04/15/2020	11,500,000	11,500,449
1-Month LIBOR - 0.01%, 2.38% (A), 06/18/2020	665,000	664,987
SOFR + 0.11%, 2.53% (A), 01/15/2021	1,795,000	1,795,000
Federal Home Loan Banks
3-Month LIBOR - 0.24%, 2.11% (A), 09/23/2019	7,750,000	7,750,000
3-Month LIBOR - 0.26%, 2.13% (A), 12/20/2019	11,500,000	11,500,000
3-Month LIBOR - 0.13%, 2.26% (A), 12/21/2020	3,685,000	3,685,000
3-Month LIBOR - 0.23%, 2.32% (A), 02/10/2020	16,000,000	16,000,000
1-Month LIBOR - 0.04%, 2.35% (A), 04/17/2020	4,270,000	4,268,996
1-Month LIBOR - 0.03%, 2.40% (A), 08/04/2020	1,610,000	1,610,000
SOFR + 0.08%, 2.50% (A), 07/24/2020	770,000	770,000
SOFR + 0.11%, 2.53% (A), 10/01/2020	2,535,000	2,535,000
SOFR + 0.12%, 2.54% (A), 03/12/2021	2,360,000	2,360,000

Total U.S. Government Agency Obligations (Cost $91,439,432)		91,439,432

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury - 2.7%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.03%, 2.13% (A), 04/30/2020	9,355,000	9,356,971
3-Month Treasury Money Market Yield + 0.12%, 2.21% (A), 01/31/2021	3,500,000	3,498,186
3-Month Treasury Money Market Yield + 0.14%, 2.24% (A), 04/30/2021	470,000	469,297
U.S. Treasury Note 1.38%, 07/31/2019	1,285,000	1,283,755

Total U.S. Government Obligations (Cost $14,608,209)		14,608,209

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
Federal Agricultural Mortgage Corp. 1-Month LIBOR - 0.08%, 2.32% (A), 09/27/2019	9,000,000	9,000,000
Federal Farm Credit Bank Discount Notes 2.36% (B), 03/10/2020	2,175,000	2,139,720
2.39% (B), 03/24/2020	3,585,000	3,523,120
2.69% (B), 07/29/2019	955,000	952,931
2.36% (B), 03/10/2020	2,175,000	2,139,720
2.43% (B), 02/21/2020	2,205,000	2,170,887
2.45% (B), 10/21/2019 - 02/04/2020	5,695,000	5,634,512
2.49% (B), 07/25/2019	1,905,000	1,901,657

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank Discount Notes (continued)
2.50% (B), 01/17/2020	$ 3,800,000	$ 3,748,400
2.55% (B), 11/20/2019	1,475,000	1,460,427
2.69% (B), 07/29/2019	3,505,000	3,497,405
Federal Farm Credit Banks 1-Month LIBOR - 0.05%, 2.38% (A), 02/04/2020	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes 2.31% (B), 09/11/2019	5,730,000	5,703,275
2.38% (B), 09/03/2019 - 09/04/2019	10,305,000	10,260,424
2.40% (B), 08/30/2019	1,290,000	1,284,780
2.41% (B), 08/21/2019	13,255,000	13,208,810
2.43% (B), 08/14/2019	3,315,000	3,304,927
2.44% (B), 07/05/2019 - 07/30/2019	16,570,000	16,553,429
2.45% (B), 08/07/2019	3,270,000	3,261,509
2.46% (B), 07/24/2019 - 10/21/2019	15,670,000	15,597,721
2.48% (B), 09/27/2019 - 10/30/2019	11,420,000	11,340,649
2.50% (B), 09/20/2019	3,855,000	3,833,313
2.51% (B), 09/20/2019 - 10/15/2019	6,110,000	6,073,659
2.52% (B), 10/11/2019	1,250,000	1,241,134
2.53% (B), 10/15/2019	925,000	918,187
Federal Home Loan Banks
3-Month LIBOR - 0.26%, 2.27% (A), 08/16/2019	1,775,000	1,774,770
1-Month LIBOR - 0.04%, 2.37% (A), 01/14/2020	1,540,000	1,540,000
SOFR + 0.01%, 2.43% (A), 11/13/2019 - 01/17/2020	8,520,000	8,520,000
SOFR + 0.02%, 2.44% (A), 07/17/2019 - 08/27/2019	2,310,000	2,310,000
SOFR + 0.03%, 2.45% (A), 12/06/2019	1,130,000	1,130,000
SOFR + 0.04%, 2.46% (A), 06/19/2020	1,140,000	1,140,000
SOFR + 0.05%, 2.47% (A), 01/17/2020	285,000	285,000
2.48% (A), 07/15/2019	2,185,000	2,185,000
2.49% (A), 07/11/2019	940,000	939,997

Total Short-Term U.S. Government Agency Obligations (Cost $155,575,363)		155,575,363

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Bill 2.18% (B), 12/19/2019	7,810,000	7,730,021
2.25% (B), 07/16/2019	4,655,000	4,650,127
2.45% (B), 04/23/2020	9,200,000	9,019,670
2.52% (B), 08/22/2019	21,000,000	20,922,667

Total Short-Term U.S. Government Obligations (Cost $42,322,485)		42,322,485

REPURCHASE AGREEMENTS - 43.7%
Barclays Capital, Inc., 2.50% (B), dated 06/28/2019, to be repurchased at $50,003,472 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.00% - 2.00%, due 01/15/2026 - 02/15/2048, and with a total value of $51,000,066.	50,000,000	50,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

BNP Paribas SA, 2.49% (B), dated 06/28/2019, to be repurchased at $1,000,069 on 07/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 2.38%, due 08/15/2019 - 11/15/2043, and with a total value of $1,020,059.

	$ 1,000,000	$ 1,000,000
BNP Paribas SA, 2.50% (B), dated 06/28/2019, to be repurchased at $2,000,139 on 07/01/2019. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 10/20/2048, and with a value of $2,040,001.	2,000,000	2,000,000
Citigroup Global Markets, Inc., 2.49% (B), dated 06/28/2019, to be repurchased at $25,001,729 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.00% - 3.00%, due 02/15/2047 - 02/15/2048, and with a total value of $25,500,153.	25,000,000	25,000,000
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $744,295 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2021, and with a value of $762,708.	744,205	744,205
Goldman Sachs & Co., 2.50% (B), dated 06/28/2019, to be repurchased at $25,001,736 on 07/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 6.50%, due 10/31/2022 - 05/15/2041, and with a total value of $25,500,030.	25,000,000	25,000,000
JPMorgan Chase & Co., 2.53% (B), dated 06/28/2019, to be repurchased at $45,003,163 on 07/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 2.08%, due 09/26/2019 - 05/15/2049, and with a total value of $45,900,002.	45,000,000	45,000,000
JPMorgan Chase & Co., 2.55% (B), dated 06/28/2019, to be repurchased at $3,000,213 on 07/01/2019. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.00%, due 02/20/2025 - 08/15/2058, and with a total value of $3,060,000.	3,000,000	3,000,000
Merrill Lynch & Co., Inc., 2.48% (B), dated 06/28/2019, to be repurchased at $25,001,722 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2026, and with a value of $25,500,023.	25,000,000	25,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch & Co., Inc., 2.50% (B), dated 06/28/2019, to be repurchased at $15,001,042 on 07/01/2019. Collateralized by U.S. Government Agecny Obligations, 4.00% - 4.50%, due 02/20/2047 - 06/20/2049, and with a total value of $15,300,000.

	$ 15,000,000	$ 15,000,000
Toronto-Dominion Bank, 2.50% (B), dated 06/28/2019, to be repurchased at $25,001,736 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $25,500,087.	25,000,000	25,000,000
Toronto-Dominion Bank, 2.52% (B), dated 06/28/2019, to be repurchased at $15,001,050 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 06/15/2021, and with a value of $15,300,011.	15,000,000	15,000,000
Wells Fargo Securities LLC, 2.50% (B), dated 06/28/2019, to be repurchased at $5,000,347 on 07/01/2019. Collateralized by a U.S. Government Obligation, 0.63%, due 07/15/2021, and with a value of $5,100,028.	5,000,000	5,000,000

Total Repurchase Agreements (Cost $236,744,205)		236,744,205

Total Investments (Cost $540,689,694)		540,689,694
Net Other Assets (Liabilities) - 0.1%		747,734

Net Assets - 100.0%		$ 541,437,428

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$91,439,432	$—	$91,439,432
U.S. Government Obligations	—	14,608,209	—	14,608,209
Short-Term U.S. Government Agency Obligations	—	155,575,363	—	155,575,363
Short-Term U.S. Government Obligations	—	42,322,485	—	42,322,485
Repurchase Agreements	—	236,744,205	—	236,744,205

Total Investments	$—	$540,689,694	$—	$540,689,694

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $303,945,489)	$303,945,489
Repurchase agreement, at value (cost $236,744,205)	236,744,205
Receivables and other assets:
Shares of beneficial interest sold	809,408
Interest	269,099
Prepaid expenses	2,815

Total assets	541,771,016

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	59,254
Investment management fees	99,190
Distribution and service fees	69,877
Transfer agent costs	1,386
Trustees, CCO and deferred compensation fees	3,627
Audit and tax fees	12,200
Custody fees	50,432
Legal fees	6,638
Printing and shareholder reports fees	25,343
Other accrued expenses	5,641

Total liabilities	333,588

Net assets	$541,437,428

Net assets consist of:
Capital stock ($0.01 par value)	$5,414,451
Additional paid-in capital	536,029,586
Total distributable earnings (accumulated losses)	(6,609)

Net assets	$541,437,428

Net assets by class:
Initial Class	$174,771,980
Service Class	366,665,448

Shares outstanding:
Initial Class	174,773,365
Service Class	366,671,754

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$6,524,985

Total investment income	6,524,985

Expenses:
Investment management fees	638,351
Distribution and service fees:
Service Class	441,236
Transfer agent costs	4,056
Trustees, CCO and deferred compensation fees	8,337
Audit and tax fees	11,611
Custody fees	31,024
Legal fees	23,733
Printing and shareholder reports fees	14,737
Other	13,604

Total expenses	1,186,689

Net investment income (loss)	5,338,296

Net increase (decrease) in net assets resulting from operations	$5,338,296

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$5,338,296	$5,815,039
Net realized gain (loss)	—	(6,632)

Net increase (decrease) in net assets resulting from operations	5,338,296	5,808,407

Distributions to shareholders:
Initial Class	(1,943,325)	(3,324,322)
Service Class	(3,394,971)	(2,905,507)

Net increase (decrease) in net assets resulting from distributions to shareholders	(5,338,296)	(6,229,829)

Capital share transactions:
Proceeds from shares sold:
Initial Class	28,483,567	114,618,218
Service Class	95,379,992	217,529,925

	123,863,559	332,148,143

Dividends and/or distributions reinvested:
Initial Class	1,943,325	3,324,322
Service Class	3,394,971	2,905,696

	5,338,296	6,230,018

Cost of shares redeemed:
Initial Class	(60,244,710)	(91,155,118)
Service Class	(102,723,929)	(178,671,335)

	(162,968,639)	(269,826,453)

Net increase (decrease) in net assets resulting from capital share transactions	(33,766,784)	68,551,708

Net increase (decrease) in net assets	(33,766,784)	68,130,286

Net assets:
Beginning of period/year	575,204,212	507,073,926

End of period/year	$541,437,428	$575,204,212

Capital share transactions - shares:
Shares issued:
Initial Class	28,483,567	114,618,218
Service Class	95,379,992	217,529,925

	123,863,559	332,148,143

Shares reinvested:
Initial Class	1,943,325	3,324,322
Service Class	3,394,971	2,905,696

	5,338,296	6,230,018

Shares redeemed:
Initial Class	(60,244,710)	(91,155,118)
Service Class	(102,723,929)	(178,671,335)

	(162,968,639)	(269,826,453)

Net increase (decrease) in shares outstanding:
Initial Class	(29,817,818)	26,787,422
Service Class	(3,948,966)	41,764,286

	(33,766,784)	68,551,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.02		0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Net realized and unrealized gain (loss)	—		(0.00	)(B)	0.00	(B)	—		—		—

Total investment operations	0.01		0.02		0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.02)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	1.07	%(D)	1.72%		0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$174,772		$204,590		$178,217		$216,616		$232,137		$239,293
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.28	%(E)	0.32%		0.33%		0.36%		0.42%		0.42%
Including waiver and/or reimbursement and recapture	0.28	%(E)	0.32	%(F)	0.73	%(F)	0.45	%(C)(F)	0.29	%(F)	0.23	%(F)
Net investment income (loss) to average net assets	2.17	%(E)	1.58%		0.22%		0.01	%(C)	0.01%		0.00	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.01		0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)
Net realized and unrealized gain (loss)	—		(0.00	)(B)	0.00	(B)	—		—		—

Total investment operations	0.01		0.01		0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.95	%(D)	0.78%		0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$366,665		$370,614		$328,857		$434,978		$451,031		$427,205
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53	%(E)	0.57%		0.58%		0.61%		0.67%		0.67%
Including waiver and/or reimbursement and recapture	0.53	%(E)	1.05	%(F)	0.94	%(F)	0.46	%(C)(F)	0.29	%(F)	0.23	%(F)
Net investment income (loss) to average net assets	1.92	%(E)	0.84%		0.01%		0.01	%(C)	0.01%		0.00	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. and/or its affiliates have voluntarily waived fees and/or reimbursed expenses in order to avoid a negative yield. Transamerica Asset Management, Inc. is entitled to recapture such amounts in certain circumstances, and amounts have been so recaptured. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.48%	May 1, 2020
Service Class	0.73	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers have determined, or may reasonably determine from time to time, in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon the Portfolio, or any classes thereof, attaining such yield as the Trust’s officers reasonably determine.

TAM is entitled to reimbursement by the Portfolio, or any share classes thereof, of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to the Portfolio, or any share classes thereof, during any of the previous thirty-six months. Reimbursement is not permitted if it would result in a negative yield, but amounts recaptured in certain cases have exceeded the expense limit under the contractual expense arrangement.

For the impacted years, the actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the Ratio and supplemental data section within the Financial Highlights.

For the years ended December 31, 2016, December 31, 2017, and December 31, 2018 and the period ended June 30, 2019, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
Class	2016	2017	2018	2019	Total
Initial Class	$95	$—	$—	$—	$95
Service Class	50,908	—	—	—	50,908

As of June 30, 2019, there were no balances available for recapture by TAM due to the maintenance of the yield. Effective June 30, 2018, all recaptures by TAM under the voluntary yield waiver ceased.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 540,689,694	$ —	$ —	$ —

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE (continued)

and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

(formerly, Transamerica Aegon Government Money Market VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

(formerly, Transamerica Aegon Government Money Market VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Government Money Market VP

(formerly, Transamerica Aegon Government Money Market VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board principally considered profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,100.90	$1.61	$1,023.30	$1.56	0.31%
Service Class	1,000.00	1,100.60	2.92	1,022.00	2.81	0.56

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Exchange-Traded Funds	99.8%
Other Investment Company	14.6
Repurchase Agreement	0.1
Preferred Stock	0.0 *
Common Stock	0.0
Net Other Assets (Liabilities)	(14.5)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$ 0

Total Common Stock (Cost $9,697)		0

PREFERRED STOCK - 0.0% (E)
Aerospace & Defense - 0.0% (E)
Rolls-Royce Holdings PLC, 0.00% (A) (C) (D) (F) (G)	285,200	362

Total Preferred Stock (Cost $368)		362

EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 9.8%
iShares Edge MSCI Min Vol EAFE ETF (H)	360,289	26,171,393
iShares Edge MSCI Min Vol Emerging Markets ETF	123,547	7,271,976

		33,443,369

U.S. Equity Funds - 30.6%
iShares Edge MSCI Min Vol USA ETF (H)	365,311	22,550,648
iShares Edge MSCI USA Momentum Factor ETF (H)	191,319	22,690,433
iShares Edge MSCI USA Quality Factor ETF	241,163	22,059,180
iShares Edge MSCI USA Size Factor ETF (H)	159,723	14,534,793
iShares Edge MSCI USA Value Factor ETF (H)	268,889	21,831,098

		103,666,152

U.S. Fixed Income Funds - 59.4%
iShares Broad USD Investment Grade Corporate Bond ETF	601,029	34,300,725
iShares Core U.S. Aggregate Bond ETF	1,498,933	166,906,190

		201,206,915

Total Exchange-Traded Funds (Cost $315,591,721)		338,316,436

	Shares	Value
OTHER INVESTMENT COMPANY - 14.6%
Securities Lending Collateral - 14.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (F)	49,411,847	$ 49,411,847

Total Other Investment Company (Cost $49,411,847)		49,411,847

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $373,568 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $385,812.	$ 373,523	373,523

Total Repurchase Agreement (Cost $373,523)		373,523

Total Investments (Cost $365,387,156)		388,102,168
Net Other Assets (Liabilities) - (14.5)%		(49,282,713)

Net Assets - 100.0%		$ 338,819,455

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Preferred Stock	—	—	362	362
Exchange-Traded Funds	338,316,436	—	—	338,316,436
Other Investment Company	49,411,847	—	—	49,411,847
Repurchase Agreement	—	373,523	—	373,523

Total Investments	$387,728,283	$373,523	$362	$388,102,168

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 2 to Level 3	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (G)	$—	$—	$362	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $362, representing less than 0.1% of the Portfolio’s net assets.
(B)	Security deemed worthless.
(C)	Non-income producing securities.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at June 30, 2019.
(G)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,382,985. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $365,013,633) (including securities loaned of $48,382,985)	$387,728,645
Repurchase agreement, at value (cost $373,523)	373,523
Cash	800
Foreign currency, at value (cost $118)	123
Receivables and other assets:
Net income from securities lending	16,432
Shares of beneficial interest sold	284,601
Interest	15
Tax reclaims	126,998
Prepaid expenses	1,284

Total assets	388,532,421

Liabilities:
Cash collateral received upon return of:
Securities on loan	49,411,847
Payables and other liabilities:
Shares of beneficial interest redeemed	6,655
Investment management fees	60,133
Distribution and service fees	59,649
Transfer agent costs	937
Trustees, CCO and deferred compensation fees	2,160
Audit and tax fees	24,802
Custody fees	88,411
Legal fees	4,763
Printing and shareholder reports fees	48,340
Other accrued expenses	5,269

Total liabilities	49,712,966

Net assets	$338,819,455

Net assets consist of:
Capital stock ($0.01 par value)	$322,609
Additional paid-in capital	260,953,489
Total distributable earnings (accumulated losses)	77,543,357

Net assets	$338,819,455

Net assets by class:
Initial Class	$25,050,708
Service Class	313,768,747

Shares outstanding:
Initial Class	2,367,797
Service Class	29,893,094

Net asset value and offering price per share:
Initial Class	$10.58
Service Class	10.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$3,964,342
Interest income	1,380
Net income from securities lending	151,543
Withholding taxes on foreign income	(20)

Total investment income	4,117,245

Expenses:
Investment management fees	489,728
Distribution and service fees:
Service Class	377,802
Transfer agent costs	2,486
Trustees, CCO and deferred compensation fees	5,108
Audit and tax fees	11,937
Custody fees	82,408
Legal fees	8,703
Printing and shareholder reports fees	25,499
Other	11,227

Total expenses before waiver and/or reimbursement and recapture	1,014,898

Expenses waived and/or reimbursed:
Initial Class	(10,177)
Service Class	(126,904)
Recapture of previously waived and/or reimbursed fees:
Initial Class	447
Service Class	5,592

Net expenses	883,856

Net investment income (loss)	3,233,389

Net realized gain (loss) on:
Investments	758,999
Foreign currency transactions	(21)

Net realized gain (loss)	758,978

Net change in unrealized appreciation (depreciation) on:
Investments	27,654,276
Translation of assets and liabilities denominated in foreign currencies	1,955

Net change in unrealized appreciation (depreciation)	27,656,231

Net realized and change in unrealized gain (loss)	28,415,209

Net increase (decrease) in net assets resulting from operations	$31,648,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$3,233,389	$6,400,495
Net realized gain (loss)	758,978	44,819,293
Net change in unrealized appreciation (depreciation)	27,656,231	(66,685,301)

Net increase (decrease) in net assets resulting from operations	31,648,598	(15,465,513)

Distributions to shareholders:
Initial Class	—	(502,229)
Service Class	—	(5,406,915)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(5,909,144)

Capital share transactions:
Proceeds from shares sold:
Initial Class	402,017	1,896,425
Service Class	2,779,061	4,794,313

	3,181,078	6,690,738

Dividends and/or distributions reinvested:
Initial Class	—	502,229
Service Class	—	5,406,915

	—	5,909,144

Cost of shares redeemed:
Initial Class	(1,863,660)	(4,887,711)
Service Class	(17,546,411)	(40,249,677)

	(19,410,071)	(45,137,388)

Net increase (decrease) in net assets resulting from capital share transactions	(16,228,993)	(32,537,506)

Net increase (decrease) in net assets	15,419,605	(53,912,163)

Net assets:
Beginning of period/year	323,399,850	377,312,013

End of period/year	$338,819,455	$323,399,850

Capital share transactions - shares:
Shares issued:
Initial Class	39,375	189,111
Service Class	277,618	481,038

	316,993	670,149

Shares reinvested:
Initial Class	—	50,273
Service Class	—	544,503

	—	594,776

Shares redeemed:
Initial Class	(183,898)	(488,377)
Service Class	(1,746,144)	(4,060,816)

	(1,930,042)	(4,549,193)

Net increase (decrease) in shares outstanding:
Initial Class	(144,523)	(248,993)
Service Class	(1,468,526)	(3,035,275)

	(1,613,049)	(3,284,268)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.61		$10.22	$9.48	$9.41		$9.54	$9.13

Investment operations:
Net investment income (loss) (A)	0.11		0.20	0.14	0.13	(B)	0.10	0.11
Net realized and unrealized gain (loss)	0.86		(0.62)	0.78	0.08		(0.11)	0.40

Total investment operations	0.97		(0.42)	0.92	0.21		(0.01)	0.51

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.18)	(0.14)		(0.12)	(0.10)

Net asset value, end of period/year	$10.58		$9.61	$10.22	$9.48		$9.41	$9.54

Total return	10.09	%(C)	(4.14)%	9.74%	2.22%		(0.08)%	5.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,050		$24,134	$28,215	$30,086		$33,068	$39,218
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.39	%(E)	0.79%	0.86%	0.85%		0.85%	0.86%
Including waiver and/or reimbursement and recapture (F)	0.31	%(E)	0.77%	0.86%	0.83	%(B)	0.85%	0.86%
Net investment income (loss) to average net assets	2.21	%(E)	2.04%	1.46%	1.34	%(B)	1.08%	1.21%
Portfolio turnover rate	2	%(C)	136%	28%	40%		40%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.54		$10.15	$9.41	$9.34		$9.48	$9.07

Investment operations:
Net investment income (loss) (A)	0.10		0.18	0.12	0.10	(B)	0.08	0.09
Net realized and unrealized gain (loss)	0.86		(0.62)	0.77	0.09		(0.12)	0.40

Total investment operations	0.96		(0.44)	0.89	0.19		(0.04)	0.49

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.15)	(0.12)		(0.10)	(0.08)

Net asset value, end of period/year	$10.50		$9.54	$10.15	$9.41		$9.34	$9.48

Total return	10.06	%(C)	(4.43)%	9.52%	1.99%		(0.42)%	5.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$313,769		$299,266	$349,097	$364,965		$370,418	$362,772
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	1.04%	1.11%	1.10%		1.10%	1.11%
Including waiver and/or reimbursement and recapture (F)	0.56	%(E)	1.02%	1.11%	1.08	%(B)	1.10%	1.11%
Net investment income (loss) to average net assets	1.96	%(E)	1.79%	1.21%	1.08	%(B)	0.83%	0.96%
Portfolio turnover rate	2	%(C)	136%	28%	40%		40%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$49,411,847	$—	$—	$—	$49,411,847
Total Borrowings	$49,411,847	$—	$—	$—	$49,411,847

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2020
Service Class	0.56	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the year ended December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available (A)
Class	2018	2019	Total
Initial Class	$2,358	$4,116	$6,474
Service Class	29,127	51,343	80,470

(A)	Certain fees are not available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 6,145,992	$ 19,177,677

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 365,387,156	$ 22,951,029	$ (236,017)	$ 22,715,012

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

(formerly, Transamerica AB Dynamic Allocation VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Smart Beta 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

(formerly, Transamerica AB Dynamic Allocation VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective and investment strategies and used a different benchmark. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 40 VP

(formerly, Transamerica AB Dynamic Allocation VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,106.00	$2.87	$1,022.10	$2.76	0.55%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	49.6%
U.S. Equity Funds	37.7
International Equity Funds	12.3
Net Other Assets (Liabilities)	0.4
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 12.3%
iShares Edge MSCI Min Vol EAFE ETF	300,828	$ 21,852,146
iShares Edge MSCI Min Vol Emerging Markets ETF	102,202	6,015,609

		27,867,755

U.S. Equity Funds - 37.7%
iShares Edge MSCI Min Vol USA ETF	304,109	18,772,649
iShares Edge MSCI USA Momentum Factor ETF	159,061	18,864,635
iShares Edge MSCI USA Quality Factor ETF	202,630	18,534,566
iShares Edge MSCI USA Size Factor ETF	116,639	10,614,149
iShares Edge MSCI USA Value Factor ETF	224,802	18,251,674

		85,037,673

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Fund - 49.6%
iShares Core U.S. Aggregate Bond ETF	1,005,980	$ 112,015,873

Total Exchange-Traded Funds (Cost $210,190,712)		224,921,301

Total Investments (Cost $210,190,712)		224,921,301
Net Other Assets (Liabilities) - 0.4%		994,657

Net Assets - 100.0%		$ 225,915,958

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$224,921,301	$—	$—	$224,921,301

Total Investments	$224,921,301	$—	$—	$224,921,301

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019 (unaudited)

Assets:
Unaffiliated investments, at value (cost $210,190,712)	$224,921,301
Cash	1,667,874
Receivables and other assets:
Shares of beneficial interest sold	658,559
Prepaid expenses	906

Total assets	227,248,640

Liabilities:
Payables and other liabilities:
Investments purchased	1,225,029
Shares of beneficial interest redeemed	1,110
Investment management fees	41,612
Distribution and service fees	41,612
Transfer agent costs	160
Trustees, CCO and deferred compensation fees	685
Audit and tax fees	8,775
Custody fees	6,401
Legal fees	1,605
Printing and shareholder reports fees	1,689
Other accrued expenses	4,004

Total liabilities	1,332,682

Net assets	$225,915,958

Net assets consist of:
Capital stock ($0.01 par value)	$184,967
Additional paid-in capital	206,530,149
Total distributable earnings (accumulated losses)	19,200,842

Net assets	$225,915,958

Shares outstanding	18,496,668

Net asset value and offering price per share	$12.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (unaudited)

Investment Income:
Dividend income from unaffiliated investments	$2,333,026

Total investment income	2,333,026

Expenses:
Investment management fees	273,488
Distribution and service fees	227,907
Transfer agent costs	1,058
Trustees, CCO and deferred compensation fees	2,565
Audit and tax fees	8,908
Custody fees	2,031
Legal fees	4,346
Printing and shareholder reports fees	1,677
Other	7,645

Total expenses before waiver and/or reimbursement and recapture	529,625

Expense waived and/or reimbursed	(45,582)
Recapture of previously waived and/or reimbursed fees	21,706

Net expenses	505,749

Net investment income (loss)	1,827,277

Net realized gain (loss) on:
Unaffiliated investments	495,026

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	15,888,900

Net realized and change in unrealized gain (loss)	16,383,926

Net increase (decrease) in net assets resulting from operations	$18,211,203

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$1,827,277	$2,166,118
Net realized gain (loss)	495,026	144,566
Net change in unrealized appreciation (depreciation)	15,888,900	(6,427,725)

Net increase (decrease) in net assets resulting from operations	18,211,203	(4,117,041)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,631,892)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(1,631,892)

Capital share transactions:
Proceeds from shares sold	59,148,978	86,843,566
Dividends and/or distributions reinvested	—	1,631,892
Cost of shares redeemed	(1,338,179)	(4,161,267)

Net increase (decrease) in net assets resulting from capital share transactions	57,810,799	84,314,191

Net increase (decrease) in net assets	76,022,002	78,565,258

Net assets:
Beginning of period/year	149,893,956	71,328,698

End of period/year	$225,915,958	$149,893,956

Capital share transactions - shares:
Shares issued	5,030,337	7,592,686
Shares reinvested	—	141,045
Shares redeemed	(113,102)	(364,540)

Net increase (decrease) in shares outstanding	4,917,235	7,369,191

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$11.04		$11.49	$10.27	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.23	0.18	0.20
Net realized and unrealized gain (loss)	1.06		(0.52)	1.14	0.07	(C)

Total investment operations	1.17		(0.29)	1.32	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.08)	—
Net realized gains	—		(0.06)	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.16)	(0.10)	—

Net asset value, end of period/year	$12.21		$11.04	$11.49	$10.27

Total return	10.60	%(D)	(2.62)%	12.85%	2.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,916		$149,894	$71,329	$45,605
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.58	%(F)	0.60%	0.61%	0.79	%(F)
Including waiver and/or reimbursement and recapture (G)	0.55	%(F)	0.56%	0.56%	0.56	%(F)
Net investment income (loss) to average net assets	2.00	%(F)	2.03%	1.65%	2.52	%(F)
Portfolio turnover rate	1	%(D)	6%	9%	6	%(D)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 61,224,455	$ 2,016,596

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 210,190,712	$ 14,730,589	$ —	$ 14,730,589

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Smart Beta 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,132.20	$2.96	$1,022.00	$2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.5%
U.S. Fixed Income Fund	24.6
International Equity Funds	18.7
Net Other Assets (Liabilities)	0.2
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.7%
iShares Edge MSCI Min Vol EAFE ETF	224,524	$ 16,309,423
iShares Edge MSCI Min Vol Emerging Markets ETF	77,888	4,584,488

		20,893,911

U.S. Equity Funds - 56.5%
iShares Edge MSCI Min Vol USA ETF	224,915	13,884,003
iShares Edge MSCI USA Momentum Factor ETF	117,121	13,890,551
iShares Edge MSCI USA Quality Factor ETF	151,208	13,830,996
iShares Edge MSCI USA Size Factor ETF	89,606	8,154,146
iShares Edge MSCI USA Value Factor ETF	164,780	13,378,488

		63,138,184

U.S. Fixed Income Fund - 24.6%
iShares Core U.S. Aggregate Bond ETF	247,110	27,515,698

Total Exchange-Traded Funds (Cost $103,500,353)		111,547,793

Total Investments (Cost $103,500,353)		111,547,793
Net Other Assets (Liabilities) - 0.2%		237,487

Net Assets - 100.0%		$ 111,785,280

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$111,547,793	$—	$—	$111,547,793

Total Investments	$111,547,793	$—	$—	$111,547,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $103,500,353)	$111,547,793
Cash	325,539
Receivables and other assets:
Investments sold	288,992
Shares of beneficial interest sold	72,739
Prepaid expenses	440

Total assets	112,235,503

Liabilities:
Payables and other liabilities:
Investments purchased	394,135
Shares of beneficial interest redeemed	2
Investment management fees	17,188
Distribution and service fees	20,778
Transfer agent costs	86
Trustees, CCO and deferred compensation fees	367
Audit and tax fees	8,369
Custody fees	5,006
Legal fees	803
Printing and shareholder reports fees	519
Other accrued expenses	2,970

Total liabilities	450,223

Net assets	$111,785,280

Net assets consist of:
Capital stock ($0.01 par value)	$85,884
Additional paid-in capital	101,074,462
Total distributable earnings (accumulated losses)	10,624,934

Net assets	$111,785,280

Shares outstanding	8,588,446

Net asset value and offering price per share	$13.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$1,199,636

Total investment income	1,199,636

Expenses:
Investment management fees	138,491
Distribution and service fees	115,409
Transfer agent costs	545
Trustees, CCO and deferred compensation fees	1,320
Audit and tax fees	8,469
Custody fees	2,161
Legal fees	2,217
Printing and shareholder reports fees	692
Other	5,904

Total expenses before waiver and/or reimbursement and recapture	275,208

Expense waived and/or reimbursed	(28,845)
Recapture of previously waived and/or reimbursed fees	12,154

Net expenses	258,517

Net investment income (loss)	941,119

Net realized gain (loss) on:
Unaffiliated investments	404,089

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,650,920

Net realized and change in unrealized gain (loss)	10,055,009

Net increase (decrease) in net assets resulting from operations	$10,996,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$941,119	$1,040,957
Net realized gain (loss)	404,089	271,682
Net change in unrealized appreciation (depreciation)	9,650,920	(5,344,360)

Net increase (decrease) in net assets resulting from operations	10,996,128	(4,031,721)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(770,987)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(770,987)

Capital share transactions:
Proceeds from shares sold	29,169,243	44,939,896
Dividends and/or distributions reinvested	—	770,987
Cost of shares redeemed	(2,853,720)	(5,487,613)

Net increase (decrease) in net assets resulting from capital share transactions	26,315,523	40,223,270

Net increase (decrease) in net assets	37,311,651	35,420,562

Net assets:
Beginning of period/year	74,473,629	39,053,067

End of period/year	$111,785,280	$74,473,629

Capital share transactions - shares:
Shares issued	2,343,487	3,657,181
Shares reinvested	—	62,126
Shares redeemed	(230,262)	(463,869)

Net increase (decrease) in shares outstanding	2,113,225	3,255,438

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016 (A)
Net asset value, beginning of period/year	$11.50		$12.13	$10.34	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.24	0.19	0.23
Net realized and unrealized gain (loss)	1.40		(0.70)	1.66	0.11	(C)

Total investment operations	1.52		(0.46)	1.85	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.05)	—
Net realized gains	—		(0.06)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.17)	(0.06)	—

Net asset value, end of period/year	$13.02		$11.50	$12.13	$10.34

Total return	13.22	%(D)	(3.91)%	17.96%	3.40	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,785		$74,474	$39,053	$12,472
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.60	%(F)	0.62%	0.67%	1.33	%(F)
Including waiver and/or reimbursement and recapture (G)	0.56	%(F)	0.56%	0.56%	0.56	%(F)
Net investment income (loss) to average net assets	2.04	%(F)	1.94%	1.70%	2.87	%(F)
Portfolio turnover rate	2	%(D)	9%	10%	11	%(D)

(A)	Commenced operations on March 21, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.
(G)	TAM has contractually agreed to waive 0.05% of its management fee through May 1, 2020. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Smart Beta 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2016, December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available (A)
2016	2017	2018	2019	Total
$ 17,315	$ 15,943	$ 7,962	$ 5,763	$ 46,983

(A)	Certain fees are not available for recapture by TAM

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 29,360,687	$ 2,147,187

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 103,500,353	$ 8,047,440	$ —	$ 8,047,440

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. LEGAL PROCEEDINGS (continued)

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Smart Beta 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Smart Beta 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,116.40	$0.79	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,114.60	2.10	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	35.2%
U.S. Mixed Allocation Fund	29.1
U.S. Fixed Income Funds	26.7
International Equity Funds	8.7
Repurchase Agreement	0.2
Other Investment Company	0.0	*
International Alternative Fund	0.0	*
Net Other Assets (Liabilities)	0.1
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.0%
U.S. Equity Fund - 2.8%
SPDR S&P 500 ETF Trust	138,571	$ 40,601,303

U.S. Fixed Income Funds - 4.2%
SPDR Portfolio Long Term Treasury ETF (A)	280,394	10,699,835
Vanguard Extended Duration Treasury ETF	180,194	22,886,440
Vanguard Total Bond Market ETF	314,649	26,137,892

		59,724,167

Total Exchange-Traded Funds (Cost $93,872,527)		100,325,470

INVESTMENT COMPANIES - 92.7%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	40,894

International Equity Funds - 8.7%
Transamerica Greystone International Growth VP (D)	8,731,846	81,206,170
Transamerica TS&W International Equity VP (D)	3,273,927	43,117,617

		124,323,787

U.S. Equity Funds - 32.4%
Transamerica Barrow Hanley Dividend Focused VP (D)	2,678,328	67,547,421
Transamerica Jennison Growth VP (D)	4,298,019	49,599,135
Transamerica JPMorgan Enhanced Index VP (D)	7,978,145	181,582,591
Transamerica JPMorgan Mid Cap Value VP (D)	1,085,568	18,519,790
Transamerica Large Cap Value (D)	3,226,738	36,171,738
Transamerica Morgan Stanley Capital Growth VP (D)	623,432	13,004,799
Transamerica T. Rowe Price Small Cap VP (D)	2,614,500	44,524,939
Transamerica WMC US Growth VP (D)	1,531,560	50,985,624

		461,936,037

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 22.5%
Transamerica JPMorgan Core Bond VP (D)	22,304,508	$ 296,203,872
Transamerica Short-Term Bond (D)	2,426,348	24,433,323

		320,637,195

U.S. Mixed Allocation Fund - 29.1%
Transamerica PIMCO Total Return VP (D)	35,193,273	415,632,560

Total Investment Companies (Cost $1,253,186,665)		1,322,570,473

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (G)	97,500	97,500

Total Other Investment Company (Cost $97,500)		97,500

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.45% (G), dated 06/28/2019, to be repurchased at $2,215,392 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $2,260,464.	$ 2,215,124	2,215,124

Total Repurchase Agreement (Cost $2,215,124)		2,215,124

Total Investments (Cost $1,349,371,816)		1,425,208,567
Net Other Assets (Liabilities) - 0.1%		1,232,411

Net Assets - 100.0%		$ 1,426,440,978

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$100,325,470	$—	$—	$100,325,470
Investment Companies	1,322,529,579	—	—	1,322,529,579
Other Investment Company	97,500	—	—	97,500
Repurchase Agreement	—	2,215,124	—	2,215,124

Total	$1,422,952,549	$2,215,124	$—	$1,425,167,673

Investment Companies Measured at Net Asset Value (E)				40,894

Total Investments				$1,425,208,567

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $95,400. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$71,221,406	$7,200,000	$(19,700,000)	$3,280,734	$5,545,281	$67,547,421	2,678,328	$—	$—
Transamerica Global Allocation Liquidating Trust	400,774	—	(340,740)	(339,524)	320,384	40,894	13,521	—	—
Transamerica Greystone International Growth VP	88,601,873	11,200,000	(31,100,000)	(3,840,403)	16,344,700	81,206,170	8,731,846	—	—
Transamerica Jennison Growth VP	52,831,088	3,700,000	(16,800,000)	553,103	9,314,944	49,599,135	4,298,019	—	—
Transamerica JPMorgan Core Bond VP	277,954,693	46,400,000	(45,100,000)	(682,902)	17,632,081	296,203,872	22,304,508	—	—
Transamerica JPMorgan Enhanced Index VP	187,583,281	18,000,000	(54,500,000)	6,617,605	23,881,705	181,582,591	7,978,145	—	—
Transamerica JPMorgan Mid Cap Value VP	18,260,676	1,400,000	(4,300,000)	181,214	2,977,900	18,519,790	1,085,568	—	—
Transamerica Large Cap Value	38,899,374	3,388,782	(10,800,000)	(2,087,957)	6,771,539	36,171,738	3,226,738	388,781	—
Transamerica Morgan Stanley Capital Growth VP	13,407,701	700,000	(4,400,000)	(937,786)	4,234,884	13,004,799	623,432	—	—
Transamerica PIMCO Total Return VP	373,798,456	74,900,000	(57,200,000)	(1,260,081)	25,394,185	415,632,560	35,193,273	—	—
Transamerica Short-Term Bond	1,460,661	43,699,088	(21,204,131)	162,128	315,577	24,433,323	2,426,348	298,987	—
Transamerica T. Rowe Price Small Cap VP	45,625,735	2,300,000	(12,800,000)	(1,918,571)	11,317,775	44,524,939	2,614,500	—	—
Transamerica TS&W International Equity VP	49,196,451	7,200,000	(17,900,000)	(1,817,484)	6,438,650	43,117,617	3,273,927	—	—
Transamerica WMC US Growth VP	52,228,462	3,300,000	(15,600,000)	(836,592)	11,893,754	50,985,624	1,531,560	—	—

Total	$1,271,470,631	$223,387,870	$(311,744,871)	$(2,926,516)	$142,383,359	$1,322,570,473	95,979,713	$687,768	$—

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Restricted security. At June 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$40,894	0.0	%(B)

(G)	Rates disclosed reflect the yields at June 30, 2019.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $1,253,186,665)	$1,322,570,473
Unaffiliated investments, at value (cost $93,970,027) (including securities loaned of $95,400)	100,422,970
Repurchase agreement, at value (cost $2,215,124)	2,215,124
Receivables and other assets:
Investments sold	10,745,481
Net income from securities lending	1,150
Shares of beneficial interest sold	3,146
Dividends and/or distributions	309,425
Interest	89
Prepaid expenses	5,228

Total assets	1,436,273,086

Liabilities:
Cash collateral received upon return of:
Securities on loan	97,500
Payables and other liabilities:
Investments purchased	8,599,401
Shares of beneficial interest redeemed	554,207
Investment management fees	134,625
Distribution and service fees	266,151
Transfer agent costs	4,101
Trustees, CCO and deferred compensation fees	9,134
Audit and tax fees	22,837
Custody fees	11,393
Legal fees	21,087
Printing and shareholder reports fees	61,680
Other accrued expenses	49,992

Total liabilities	9,832,108

Net assets	$1,426,440,978

Net assets consist of:
Capital stock ($0.01 par value)	$889,450
Additional paid-in capital	1,266,717,544
Total distributable earnings (accumulated losses)	158,833,984

Net assets	$1,426,440,978

Net assets by class:
Initial Class	$26,121,001
Service Class	1,400,319,977

Shares outstanding:
Initial Class	2,696,261
Service Class	86,248,721

Net asset value and offering price per share:
Initial Class	$9.69
Service Class	16.24

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$687,768
Dividend income from unaffiliated investments	1,329,379
Interest income from unaffiliated investments	29,513
Net income from securities lending	84,392

Total investment income	2,131,052

Expenses:
Investment management fees	860,573
Distribution and service fees:
Service Class	1,701,454
Transfer agent costs	10,638
Trustees, CCO and deferred compensation fees	21,745
Audit and tax fees	21,020
Custody fees	10,810
Legal fees	37,639
Printing and shareholder reports fees	32,766
Other	38,016

Total expenses	2,734,661

Net investment income (loss)	(603,609)

Net realized gain (loss) on:
Affiliated investments	(2,926,516)
Unaffiliated investments	(700,252)

Net realized gain (loss)	(3,626,768)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	142,383,359
Unaffiliated investments	14,379,140

Net change in unrealized appreciation (depreciation)	156,762,499

Net realized and change in unrealized gain (loss)	153,135,731

Net increase (decrease) in net assets resulting from operations	$152,532,122

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$(603,609)	$31,029,364
Net realized gain (loss)	(3,626,768)	60,070,805
Net change in unrealized appreciation (depreciation)	156,762,499	(153,570,323)

Net increase (decrease) in net assets resulting from operations	152,532,122	(62,470,154)

Distributions to shareholders:
Initial Class	—	(2,511,261)
Service Class	—	(81,133,026)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(83,644,287)

Capital share transactions:
Proceeds from shares sold:
Initial Class	318,005	937,543
Service Class	3,640,507	8,621,422

	3,958,512	9,558,965

Dividends and/or distributions reinvested:
Initial Class	—	2,511,261
Service Class	—	81,133,026

	—	83,644,287

Cost of shares redeemed:
Initial Class	(1,856,014)	(3,209,746)
Service Class	(89,521,306)	(214,022,255)

	(91,377,320)	(217,232,001)

Net increase (decrease) in net assets resulting from capital share transactions	(87,418,808)	(124,028,749)

Net increase (decrease) in net assets	65,113,314	(270,143,190)

Net assets:
Beginning of period/year	1,361,327,664	1,631,470,854

End of period/year	$1,426,440,978	$1,361,327,664

Capital share transactions - shares:
Shares issued:
Initial Class	34,350	97,940
Service Class	238,139	540,045

	272,489	637,985

Shares reinvested:
Initial Class	—	270,319
Service Class	—	5,200,835

	—	5,471,154

Shares redeemed:
Initial Class	(201,060)	(334,675)
Service Class	(5,741,802)	(13,530,636)

	(5,942,862)	(13,865,311)

Net increase (decrease) in shares outstanding:
Initial Class	(166,710)	33,584
Service Class	(5,503,663)	(7,789,756)

	(5,670,373)	(7,756,172)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$8.68		$9.97	$9.40	$9.80		$10.93	$10.91

Investment operations:
Net investment income (loss) (A)	0.01		0.22	0.12	0.17	(B)	0.27	0.31
Net realized and unrealized gain (loss)	1.00		(0.58)	0.98	0.34		(0.27)	0.26

Total investment operations	1.01		(0.36)	1.10	0.51		—	0.57

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.27)	(0.39)		(0.32)	(0.23)
Net realized gains	—		(0.73)	(0.26)	(0.52)		(0.81)	(0.32)

Total dividends and/or distributions to shareholders	—		(0.93)	(0.53)	(0.91)		(1.13)	(0.55)

Net asset value, end of period/year	$9.69		$8.68	$9.97	$9.40		$9.80	$10.93

Total return	11.64	%(C)	(4.21)%	12.02%	5.16%		0.06%	5.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,121		$24,853	$28,202	$27,478		$27,879	$30,241
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.14%	0.14%	0.14%		0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.14%	0.14%	0.14	%(B)	0.14%	0.15%
Net investment income (loss) to average net assets	0.16	%(E)	2.29%	1.18%	1.78	%(B)	2.57%	2.85%
Portfolio turnover rate	24	%(C)	72%	15%	18%		8%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.57		$16.11	$14.89	$15.02		$16.14	$15.87

Investment operations:
Net investment income (loss) (A)	(0.01)		0.32	0.15	0.23	(B)	0.37	0.32
Net realized and unrealized gain (loss)	1.68		(0.97)	1.56	0.51		(0.39)	0.48

Total investment operations	1.67		(0.65)	1.71	0.74		(0.02)	0.80

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.23)	(0.35)		(0.29)	(0.21)
Net realized gains	—		(0.73)	(0.26)	(0.52)		(0.81)	(0.32)

Total dividends and/or distributions to shareholders	—		(0.89)	(0.49)	(0.87)		(1.10)	(0.53)

Net asset value, end of period/year	$16.24		$14.57	$16.11	$14.89		$15.02	$16.14

Total return	11.46	%(C)	(4.41)%	11.68%	4.91%		(0.12)%	5.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,400,320		$1,336,475	$1,603,269	$1,556,778		$1,509,931	$1,496,764
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.39%	0.39%	0.39%		0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.39%	0.39%	0.39	%(B)	0.39%	0.40%
Net investment income (loss) to average net assets	(0.09	)%(E)	2.02%	0.93%	1.53	%(B)	2.35%	1.99%
Portfolio turnover rate	24	%(C)	72%	15%	18%		8%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$97,500	$—	$—	$—	$97,500
Total Borrowings	$97,500	$—	$—	$—	$97,500

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 340,095,796	$ 377,963,850

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,349,371,816	$ 79,797,900	$ (3,961,149)	$ 75,836,751

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods and in line with median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3- and 5-year periods.
Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

SUB-ADVISORY AGREEMENT — CONTRACT APPROVAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and BlackRock Investment Management, LLC (“BIM”), on behalf of Transamerica Blackrock Tactical Allocation VP (the “Portfolio”). The Trustees noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the existing sub-advisory agreement for the Portfolio between TAM and BlackRock Financial Management, Inc. (“BFM” and together with BIM, “BlackRock”), except that the New Sub-Advisory Agreement would replace BFM with BIM.

Following its review and consideration, the Board determined that the terms of the New Sub-Advisory Agreement were reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period. Prior to reaching their decision, the Trustees requested and received from TAM and BlackRock certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the New Sub-Advisory Agreement, including information they had previously received from TAM and BlackRock as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and BlackRock. The Trustees also considered certain information received in connection with their consideration of the renewal of the management agreement between TAM and Transamerica Series Trust, on behalf of the Portfolio (the “Management Agreement”), including comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees also considered information about fees and performance of comparable funds and/or accounts managed by BlackRock.

In their deliberations, the Independent Trustees met privately without representatives of TAM or BlackRock present and were represented throughout the process by their independent legal counsel. In considering the approval of the New Sub-Advisory Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by BFM to the Portfolio in the past and the services anticipated to be provided by BIM in the future. The Board noted that the approval of the New Sub-Advisory Agreement was not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Portfolio and the contract holders, including compliance services. The Board considered the investment approach for the Portfolio, BlackRock’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of BlackRock. The Board noted that the approval of the New Sub-Advisory Agreement was not expected to result in any changes to the Portfolio’s named portfolio managers. The Board also noted that BIM would utilize the same investment processes, key personnel and operations systems supporting the Portfolio’s investment strategies. The Trustees noted that, on a quarterly basis, they have received with respect to BFM, and would receive with respect to BIM, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, and a comparison of trading results against a peer universe of managers.

The Trustees noted BFM’s past performance, investment management experience, capabilities and resources. The Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that the Sub-Adviser can provide sub-advisory services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Sub-Advisory Fees, Costs of Services to Be Provided and Profitability

The Board noted that the approval of the New Sub-Advisory Agreement would not result in any change in the rate of sub-advisory fees payable by TAM to BIM. The Board also noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and BIM, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. On the basis of these considerations, together with the other information they considered, the Board determined that the sub-advisory fee to be received by BIM under the New Sub-Advisory Agreement is reasonable in light of the sub-advisory services to be provided.

Economies of Scale

In evaluating the extent to which the sub-advisory fees payable under the New Sub-Advisory Agreement reflect economies of scale or would permit economies of scale to be realized in the future, the Trustees considered BIM’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica BlackRock Tactical Allocation VP

SUB-ADVISORY AGREEMENT — CONTRACT APPROVAL (continued)

and noted that they will have the opportunity to periodically reexamine the appropriateness of the sub-advisory fees payable by TAM to BIM in light of any economies of scale experienced in the future.

Benefits to BlackRock from its Relationship with the Portfolio

The Board considered other benefits derived by BlackRock from its relationship with the Portfolio. The Trustees noted that BIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Trustees also noted that TAM believes that the use of soft dollars by BIM is generally appropriate and in the best interests of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,161.00	$4.34	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,159.00	5.67	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Other Investment Company	4.2
Repurchase Agreement	1.4
Net Other Assets (Liabilities)	(2.4)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 1.6%
Northern Star Resources, Ltd.	897,393	$ 7,339,672

Austria - 1.1%
Erste Group Bank AG (A)	144,700	5,370,533

China - 8.5%
ANTA Sports Products, Ltd.	1,898,200	13,036,654
NetEase, Inc., ADR	24,409	6,243,090
Ping An Insurance Group Co. of China, Ltd., H Shares	848,100	10,183,671
Tencent Holdings, Ltd.	234,500	10,584,725

		40,048,140

Finland - 2.0%
Neste OYJ	281,400	9,548,203

France - 9.8%
Airbus SE	39,900	5,656,769
AXA SA	551,204	14,478,483
TOTAL SA	228,109	12,781,086
Vinci SA	128,466	13,155,849

		46,072,187

Germany - 4.6%
Bayerische Motoren Werke AG	119,007	8,808,166
Henkel AG & Co. KGaA	62,876	5,773,327
Knorr-Bremse AG	62,728	6,990,146

		21,571,639

Ireland - 5.4%
Kingspan Group PLC	248,845	13,514,250
Smurfit Kappa Group PLC	393,346	11,901,956

		25,416,206

Israel - 2.0%
Nice, Ltd., ADR (A) (B)	68,887	9,437,519

Italy - 3.2%
Enel SpA	2,123,800	14,827,936

Japan - 20.9%
Asahi Group Holdings, Ltd. (B)	278,000	12,492,789
Haseko Corp.	837,600	8,468,061
Isuzu Motors, Ltd.	476,500	5,422,859
Koito Manufacturing Co., Ltd.	162,500	8,666,466
Minebea Mitsumi, Inc.	588,900	9,968,395
Nidec Corp.	41,500	5,667,926
Nippon Telegraph & Telephone Corp.	249,400	11,605,433
Nitori Holdings Co., Ltd.	53,500	7,086,027
Open House Co., Ltd.	147,700	6,041,432
SoftBank Group Corp.	210,400	10,079,451
Sumitomo Mitsui Financial Group, Inc.	138,800	4,899,808
Takeda Pharmaceutical Co., Ltd.	219,936	7,798,686

		98,197,333

Luxembourg - 2.1%
Aroundtown SA	1,212,394	9,989,433

Netherlands - 2.4%
Euronext NV (C)	150,792	11,411,036

New Zealand - 1.1%
a2 Milk Co., Ltd. (A) (B)	529,300	5,146,592

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.0%
DNB ASA	668,116	$ 12,429,592
Equinor ASA	557,338	11,005,701

		23,435,293

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	177,100	7,208,851

Spain - 2.1%
Banco Santander SA (B)	2,094,231	9,717,100

Sweden - 1.8%
Epiroc AB, Class B	858,923	8,507,696

Switzerland - 5.8%
Roche Holding AG	59,017	16,604,199
Swiss Life Holding AG	22,022	10,913,997

		27,518,196

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	188,430	7,380,803

United Kingdom - 14.3%
Ashtead Group PLC	374,890	10,731,098
Beazley PLC	1,350,127	9,455,979
British American Tobacco PLC	240,399	8,392,547
Compass Group PLC	593,412	14,220,492
GlaxoSmithKline PLC	743,011	14,876,582
Rio Tinto PLC, ADR	152,322	9,495,753

		67,172,451

Total Common Stocks (Cost $468,667,588)		455,316,819

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	19,702,692	19,702,692

Total Other Investment Company (Cost $19,702,692)		19,702,692

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $6,594,795 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $6,726,982.	$ 6,593,999	6,593,999

Total Repurchase Agreement (Cost $6,593,999)		6,593,999

Total Investments (Cost $494,964,279)		481,613,510
Net Other Assets (Liabilities) - (2.4)%		(11,443,491)

Net Assets - 100.0%		$ 470,170,019

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.3%	$45,032,130
Pharmaceuticals	8.2	39,279,467
Oil, Gas & Consumable Fuels	6.9	33,334,990
Banks	6.7	32,417,033
Machinery	5.3	25,466,237
Metals & Mining	3.5	16,835,425
Real Estate Management & Development	3.3	16,030,865
Electric Utilities	3.1	14,827,936
Automobiles	2.9	14,231,025
Hotels, Restaurants & Leisure	2.9	14,220,492
Building Products	2.8	13,514,250
Construction & Engineering	2.7	13,155,849
Textiles, Apparel & Luxury Goods	2.7	13,036,654
Beverages	2.6	12,492,789
Containers & Packaging	2.5	11,901,956
Diversified Telecommunication Services	2.4	11,605,433
Capital Markets	2.4	11,411,036
Trading Companies & Distributors	2.2	10,731,098
Interactive Media & Services	2.2	10,584,725
Wireless Telecommunication Services	2.1	10,079,451
Software	2.0	9,437,519
Auto Components	1.8	8,666,466
Household Durables	1.8	8,468,061
Tobacco	1.7	8,392,547
Semiconductors & Semiconductor Equipment	1.5	7,380,803
Technology Hardware, Storage & Peripherals	1.5	7,208,851
Specialty Retail	1.5	7,086,027
Entertainment	1.3	6,243,090
Household Products	1.2	5,773,327
Electrical Equipment	1.2	5,667,926
Aerospace & Defense	1.2	5,656,769
Food Products	1.1	5,146,592

Investments	94.5	455,316,819
Short-Term Investments	5.5	26,296,691

Total Investments	100.0%	$481,613,510

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$32,557,165	$422,759,654	$—	$455,316,819
Other Investment Company	19,702,692	—	—	19,702,692
Repurchase Agreement	—	6,593,999	—	6,593,999

Total Investments	$52,259,857	$429,353,653	$—	$481,613,510

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,986,582. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of the 144A security is $11,411,036, representing 2.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $488,370,280) (including securities loaned of $18,986,582)	$475,019,511
Repurchase agreement, at value (cost $6,593,999)	6,593,999
Foreign currency, at value (cost $3,953,982)	3,972,217
Receivables and other assets:
Investments sold	1,051,035
Net income from securities lending	3,590
Shares of beneficial interest sold	31,728
Dividends and/or distributions	2,153,303
Interest	266
Tax reclaims	1,648,748
Prepaid expenses	1,442

Total assets	490,475,839

Liabilities:
Cash collateral received upon return of:
Securities on loan	19,702,692
Payables and other liabilities:
Shares of beneficial interest redeemed	106,065
Investment management fees	271,181
Distribution and service fees	20,167
Transfer agent costs	1,324
Trustees, CCO and deferred compensation fees	2,894
Audit and tax fees	22,437
Custody fees	112,274
Legal fees	3,070
Printing and shareholder reports fees	53,284
Other accrued expenses	10,432

Total liabilities	20,305,820

Net assets	$470,170,019

Net assets consist of:
Capital stock ($0.01 par value)	$508,101
Additional paid-in capital	402,887,342
Total distributable earnings (accumulated losses)	66,774,576

Net assets	$470,170,019

Net assets by class:
Initial Class	$362,576,748
Service Class	107,593,271

Shares outstanding:
Initial Class	39,005,533
Service Class	11,804,602

Net asset value and offering price per share:
Initial Class	$9.30
Service Class	9.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$10,465,031
Interest income	46,989
Net income from securities lending	153,899
Withholding taxes on foreign income	(1,149,228)

Total investment income	9,516,691

Expenses:
Investment management fees	1,746,787
Distribution and service fees:
Service Class	128,332
Transfer agent costs	3,431
Trustees, CCO and deferred compensation fees	7,201
Audit and tax fees	15,514
Legal fees	13,561
Printing and shareholder reports fees	20,668
Other	25,121

Total expenses	1,960,615

Net investment income (loss)	7,556,076

Net realized gain (loss) on:
Investments	(9,598,819)
Foreign currency transactions	(69,173)

Net realized gain (loss)	(9,667,992)

Net change in unrealized appreciation (depreciation) on:
Investments	70,325,523
Translation of assets and liabilities denominated in foreign currencies	42,081

Net change in unrealized appreciation (depreciation)	70,367,604

Net realized and change in unrealized gain (loss)	60,699,612

Net increase (decrease) in net assets resulting from operations	$68,255,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$7,556,076	$8,356,935
Net realized gain (loss)	(9,667,992)	76,971,470
Net change in unrealized appreciation (depreciation)	70,367,604	(181,820,409)

Net increase (decrease) in net assets resulting from operations	68,255,688	(96,492,004)

Distributions to shareholders:
Initial Class	—	(6,966,679)
Service Class	—	(1,772,449)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(8,739,128)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,622,237	125,237,787
Service Class	3,001,127	6,890,308

	18,623,364	132,128,095

Dividends and/or distributions reinvested:
Initial Class	—	6,966,679
Service Class	—	1,772,449

	—	8,739,128

Cost of shares redeemed:
Initial Class	(52,478,019)	(138,241,431)
Service Class	(6,056,576)	(34,186,974)

	(58,534,595)	(172,428,405)

Net increase (decrease) in net assets resulting from capital share transactions	(39,911,231)	(31,561,182)

Net increase (decrease) in net assets	28,344,457	(136,792,314)

Net assets:
Beginning of period/year	441,825,562	578,617,876

End of period/year	$470,170,019	$441,825,562

Capital share transactions - shares:
Shares issued:
Initial Class	1,751,105	13,144,066
Service Class	345,767	729,742

	2,096,872	13,873,808

Shares reinvested:
Initial Class	—	763,890
Service Class	—	197,818

	—	961,708

Shares redeemed:
Initial Class	(5,983,681)	(14,398,439)
Service Class	(691,841)	(3,726,514)

	(6,675,522)	(18,124,953)

Net increase (decrease) in shares outstanding:
Initial Class	(4,232,576)	(490,483)
Service Class	(346,074)	(2,798,954)

	(4,578,650)	(3,289,437)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$8.01		$9.91	$7.89	$8.06		$8.19	$8.72

Investment operations:
Net investment income (loss) (A)	0.15		0.15	0.10	0.12	(B)	0.12	0.14
Net realized and unrealized gain (loss)	1.14		(1.88)	2.04	(0.11)		(0.11)	(0.59)

Total investment operations	1.29		(1.73)	2.14	0.01		0.01	(0.45)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.12)	(0.12)		(0.14)	(0.08)
Net realized gains	—		(0.05)	—	(0.06)		—	—

Total dividends and/or distributions to shareholders	—		(0.17)	(0.12)	(0.18)		(0.14)	(0.08)

Net asset value, end of period/year	$9.30		$8.01	$9.91	$7.89		$8.06	$8.19

Total return	16.10	%(C)	(17.70)%	27.24%	0.08%		0.08%	(5.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$362,577		$346,289	$433,218	$217,079		$256,000	$272,525
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.93%	1.00%	1.02%		1.02%	1.02%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.93%	1.00%	1.00	%(B)	1.02%	1.02%
Net investment income (loss) to average net assets	3.39	%(D)	1.60%	1.12%	1.56	%(B)	1.36%	1.67%
Portfolio turnover rate	13	%(C)	131%	13%	16%		17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$7.86		$9.73	$7.75	$7.92		$8.06	$8.59

Investment operations:
Net investment income (loss) (A)	0.13		0.13	0.09	0.10	(B)	0.09	0.12
Net realized and unrealized gain (loss)	1.12		(1.86)	1.99	(0.11)		(0.11)	(0.58)

Total investment operations	1.25		(1.73)	2.08	(0.01)		(0.02)	(0.46)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.10)	(0.10)		(0.12)	(0.07)
Net realized gains	—		(0.05)	—	(0.06)		—	—

Total dividends and/or distributions to shareholders	—		(0.14)	(0.10)	(0.16)		(0.12)	(0.07)

Net asset value, end of period/year	$9.11		$7.86	$9.73	$7.75		$7.92	$8.06

Total return	15.90	%(C)	(17.95)%	26.98%	(0.13)%		(0.24)%	(5.41)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$107,593		$95,537	$145,400	$102,939		$100,677	$72,777
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.18%	1.25%	1.27%		1.27%	1.27%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.18%	1.25%	1.25	%(B)	1.27%	1.27%
Net investment income (loss) to average net assets	3.14	%(D)	1.42%	1.06%	1.27	%(B)	1.04%	1.39%
Portfolio turnover rate	13	%(C)	131%	13%	16%		17%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Greystone International Growth VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$19,702,692	$—	$—	$—	$19,702,692
Total Borrowings	$19,702,692	$—	$—	$—	$19,702,692

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2019
Initial Class	1.00%	May 1, 2020
Service Class	1.25	May 1, 2020
Prior to May 1, 2019
Initial Class	1.13
Service Class	1.38

TAM is entitled to recapture expenses accrued by the Portfolios for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolios’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 58,751,743	$ —	$ 84,368,350	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 494,964,279	$ 28,629,315	$ (41,980,084)	$ (13,350,769)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. LEGAL PROCEEDINGS (continued)

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Greystone International Growth VP (formerly, Transamerica MFS International Equity Opportunities VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and TD Greystone Asset Management (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Greystone International Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,138.50	$0.95	$1,023.90	$0.90	0.18%
Service Class	1,000.00	1,136.70	2.28	1,022.70	2.16	0.43

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.2%
Preferred Stocks	0.5
Rights	0.0 *
Net Other Assets (Liabilities) ^	4.3
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Australia - 6.9%
AGL Energy, Ltd.	1,618	$ 22,730
Alumina, Ltd.	5,098	8,339
AMP, Ltd.	7,267	10,816
APA Group	2,745	20,813
Aristocrat Leisure, Ltd.	1,191	25,686
ASX, Ltd.	393	22,726
Aurizon Holdings, Ltd.	4,168	15,801
AusNet Services	4,713	6,204
Australia & New Zealand Banking Group, Ltd.	6,374	126,236
Bank of Queensland, Ltd.	687	4,596
Bendigo & Adelaide Bank, Ltd.	896	7,284
BHP Group PLC	4,739	121,269
BHP Group, Ltd.	6,541	189,011
BlueScope Steel, Ltd.	1,152	9,746
Boral, Ltd.	2,982	10,719
Brambles, Ltd.	3,423	30,952
Caltex Australia, Ltd.	494	8,584
Challenger, Ltd.	1,510	7,039
CIMIC Group, Ltd.	164	5,155
Coca-Cola Amatil, Ltd.	1,220	8,753
Cochlear, Ltd.	128	18,587
Coles Group, Ltd. (A)	2,774	25,999
Commonwealth Bank of Australia	3,927	228,220
Computershare, Ltd.	982	11,175
Crown Resorts, Ltd.	641	5,603
CSL, Ltd.	1,005	151,696
Dexus, REIT	2,276	20,740
Domino’s Pizza Enterprises, Ltd.	103	2,722
Flight Centre Travel Group, Ltd.	90	2,625
Fortescue Metals Group, Ltd.	3,272	20,720
Goodman Group, REIT	3,449	36,393
GPT Group, REIT	4,210	18,177
Harvey Norman Holdings, Ltd.	895	2,557
Incitec Pivot, Ltd.	2,924	7,000
Insurance Australia Group, Ltd.	5,046	29,261
LendLease Group	1,200	10,952
Macquarie Group, Ltd.	731	64,350
Medibank Pvt, Ltd.	5,884	14,417
Mirvac Group, REIT	8,697	19,111
National Australia Bank, Ltd.	6,173	115,798
Newcrest Mining, Ltd.	1,752	39,298
Oil Search, Ltd.	3,375	16,752
Orica, Ltd.	958	13,633
Origin Energy, Ltd.	3,880	19,912
QBE Insurance Group, Ltd.	3,051	25,339
Ramsay Health Care, Ltd.	345	17,497
REA Group, Ltd.	98	6,608
Santos, Ltd.	3,895	19,360
Scentre Group, REIT	12,195	32,876
SEEK, Ltd.	597	8,869
Sonic Healthcare, Ltd.	947	18,017
South32, Ltd.	11,352	25,344
Stockland, REIT	5,761	16,866
Suncorp Group, Ltd.	2,842	26,876
Sydney Airport	2,829	15,968
Tabcorp Holdings, Ltd.	4,827	15,080
Telstra Corp., Ltd.	9,324	25,202
TPG Telecom, Ltd.	570	2,577

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Transurban Group	6,030	$ 62,400
Treasury Wine Estates, Ltd.	1,637	17,147
Vicinity Centres, REIT	6,972	11,992
Washington H Soul Pattinson & Co., Ltd.	164	2,532
Wesfarmers, Ltd.	2,490	63,212
Westpac Banking Corp.	7,742	154,144
Woodside Petroleum, Ltd.	2,017	51,487
Woolworths Group, Ltd.	2,787	65,018
WorleyParsons, Ltd.	906	9,356

		2,251,924

Austria - 0.2%
Andritz AG	176	6,624
Erste Group Bank AG (A)	689	25,572
OMV AG	304	14,813
Raiffeisen Bank International AG	269	6,310
Verbund AG	182	9,520
voestalpine AG	276	8,527

		71,366

Belgium - 0.9%
Ageas	394	20,479
Anheuser-Busch InBev SA	1,697	150,205
Colruyt SA	145	8,409
Groupe Bruxelles Lambert SA	182	17,856
KBC Group NV	531	34,803
Proximus SADP	287	8,459
Solvay SA	179	18,542
Telenet Group Holding NV	131	7,299
UCB SA	282	23,383
Umicore SA	365	11,704

		301,139

Chile - 0.0% (B)
Antofagasta PLC	773	9,126

China - 0.1%
BeiGene, Ltd., ADR (A)	100	12,395
Yangzijiang Shipbuilding Holdings, Ltd.	6,500	7,350

		19,745

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	10	11,609
AP Moller - Maersk A/S, Class B	15	18,606
Carlsberg A/S, Class B	224	29,695
Chr Hansen Holding A/S	235	22,067
Coloplast A/S, Class B	253	28,591
Danske Bank A/S	1,454	22,981
Demant A/S (A)	247	7,680
DSV A/S	416	40,851
Genmab A/S (A)	135	24,824
H. Lundbeck A/S	186	7,347
ISS A/S	363	10,955
Novo Nordisk A/S, Class B	3,804	193,847
Novozymes A/S, Class B	482	22,477
Orsted A/S (C)	402	34,761
Pandora A/S	194	6,901
Tryg A/S	316	10,273
Vestas Wind Systems A/S	453	39,129

		532,594

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland - 1.1%
Elisa OYJ	287	$ 14,004
Fortum OYJ	951	21,017
Kone OYJ, Class B	734	43,317
Metso OYJ	252	9,900
Neste OYJ	888	30,131
Nokia OYJ	12,582	62,464
Nokian Renkaat OYJ (A)	349	10,898
Nordea Bank Abp	6,892	50,038
Orion OYJ, Class B	162	5,937
Sampo OYJ, Class A	1,029	48,558
Stora Enso OYJ, Class R	1,369	16,088
UPM-Kymmene OYJ	1,212	32,208
Wartsila OYJ Abp	886	12,850

		357,410

France - 10.7%
Accor SA	448	19,231
Aeroports de Paris	62	10,942
Air Liquide SA	958	134,043
Airbus SE	1,291	183,030
Alstom SA	375	17,398
Amundi SA (C)	149	10,403
Arkema SA	126	11,717
Atos SE	228	19,061
AXA SA	4,329	113,710
BioMerieux	80	6,627
BNP Paribas SA	2,541	120,675
Bollore SA	1,924	8,489
Bouygues SA	448	16,592
Bureau Veritas SA	674	16,646
Capgemini SE	340	42,276
Carrefour SA	1,225	23,652
Casino Guichard Perrachon SA	102	3,479
Cie de Saint-Gobain	1,050	40,923
Cie Generale des Etablissements Michelin SCA	374	47,439
CNP Assurances	379	8,602
Covivio, REIT	90	9,420
Credit Agricole SA	2,497	29,941
Danone SA	1,382	117,075
Dassault Aviation SA	6	8,624
Dassault Systemes SE	297	47,382
Edenred	534	27,239
Eiffage SA	174	17,201
Electricite de France SA	1,405	17,710
Engie SA	4,032	61,161
EssilorLuxottica SA	633	82,595
Eurazeo SE	85	5,925
Eutelsat Communications SA	459	8,580
Faurecia SA	172	7,982
Gecina SA, REIT	112	16,760
Getlink SE	911	14,596
Hermes International	73	52,644
ICADE, REIT	67	6,141
Iliad SA	72	8,086
Imerys SA	59	3,128
Ingenico Group SA	140	12,382
Ipsen SA	94	12,826
JCDecaux SA	205	6,210

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Kering SA	169	$ 99,948
Klepierre SA, REIT	489	16,392
L’Oreal SA	555	158,088
Legrand SA	566	41,383
LVMH Moet Hennessy Louis Vuitton SE	618	263,031
Natixis SA	1,907	7,674
Orange SA	4,353	68,629
Pernod Ricard SA	480	88,448
Peugeot SA	1,244	30,653
Publicis Groupe SA	459	24,233
Remy Cointreau SA	52	7,498
Renault SA	457	28,732
Safran SA	734	107,542
Sanofi	2,486	214,585
Sartorius Stedim Biotech	70	11,040
Schneider Electric SE	1,232	111,736
SCOR SE	386	16,925
SEB SA	38	6,831
Societe BIC SA	43	3,278
Societe Generale SA	1,846	46,642
Sodexo SA	206	24,080
Suez	781	11,270
Teleperformance	131	26,247
Thales SA	240	29,651
TOTAL SA	5,313	297,691
Ubisoft Entertainment SA (A)	164	12,838
Unibail-Rodamco SE, REIT, CDI	2,824	20,361
Unibail-Rodamco-Westfield, REIT	155	23,221
Valeo SA	559	18,179
Veolia Environnement SA	1,192	29,033
Vinci SA	1,131	115,823
Vivendi SA	2,081	57,288
Wendel SA	53	7,226
Worldline SA (A) (C)	167	12,153

		3,466,892

Germany - 7.9%
1&1 Drillisch AG	54	1,800
adidas AG	401	123,798
Allianz SE	942	227,083
Axel Springer SE	125	8,805
BASF SE	2,081	151,254
Bayer AG	2,086	144,549
Bayerische Motoren Werke AG	786	58,175
Beiersdorf AG	221	26,525
Brenntag AG	326	16,055
Carl Zeiss Meditec AG	82	8,089
Commerzbank AG	2,032	14,601
Continental AG	251	36,596
Covestro AG (C)	350	17,794
Daimler AG	2,066	114,937
Delivery Hero SE (A) (C)	202	9,162
Deutsche Bank AG	4,432	34,169
Deutsche Boerse AG	418	59,128
Deutsche Lufthansa AG	483	8,277
Deutsche Post AG	2,150	70,654
Deutsche Telekom AG	7,371	127,500
Deutsche Wohnen SE	833	30,566

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	4,903	$ 53,249
Evonik Industries AG	415	12,085
Fraport AG Frankfurt Airport Services Worldwide	101	8,682
Fresenius Medical Care AG & Co. KGaA	511	40,116
Fresenius SE & Co. KGaA	943	51,127
GEA Group AG	374	10,632
Hannover Rueck SE	144	23,284
HeidelbergCement AG	349	28,240
Henkel AG & Co. KGaA	235	21,578
HOCHTIEF AG	56	6,820
HUGO BOSS AG	114	7,583
Infineon Technologies AG	2,567	45,389
Innogy SE	301	12,886
KION Group AG	143	9,015
Knorr-Bremse AG	89	9,918
LANXESS AG	200	11,885
Merck KGaA	288	30,115
METRO AG	335	6,123
MTU Aero Engines AG	112	26,681
Muenchener Rueckversicherungs-Gesellschaft AG	332	83,318
Puma SE	200	13,338
RWE AG	1,274	31,393
SAP SE	2,179	299,212
Siemens AG	1,710	203,389
Siemens Healthineers AG (C)	312	13,166
Symrise AG	271	26,082
Telefonica Deutschland Holding AG	2,306	6,443
thyssenkrupp AG	900	13,125
TUI AG	766	7,514
Uniper SE	504	15,262
United Internet AG	253	8,331
Volkswagen AG	72	12,375
Vonovia SE	1,075	51,340
Wirecard AG	257	43,265
Zalando SE (A) (C)	273	12,113

		2,544,591

Hong Kong - 3.7%
AIA Group, Ltd.	26,800	289,041
ASM Pacific Technology, Ltd.	700	7,169
Bank of East Asia, Ltd.	2,319	6,486
BOC Hong Kong Holdings, Ltd.	7,500	29,523
CK Asset Holdings, Ltd.	5,500	43,054
CK Hutchison Holdings, Ltd.	6,000	59,142
CK Infrastructure Holdings, Ltd.	1,500	12,232
CLP Holdings, Ltd.	3,500	38,622
Dairy Farm International Holdings, Ltd.	500	3,575
Galaxy Entertainment Group, Ltd.	5,000	33,699
Hang Lung Properties, Ltd.	5,000	11,892
Hang Seng Bank, Ltd.	1,800	44,817
Henderson Land Development Co., Ltd.	3,531	19,459
HK Electric Investments & HK Electric Investments, Ltd.	4,500	4,608
HKT Trust & HKT, Ltd.	8,000	12,699
Hong Kong & China Gas Co., Ltd.	21,901	48,559
Hong Kong Exchanges & Clearing, Ltd.	2,617	92,396
Hongkong Land Holdings, Ltd.	2,600	16,744

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hysan Development Co., Ltd.	2,000	$ 10,331
Jardine Matheson Holdings, Ltd.	500	31,510
Jardine Strategic Holdings, Ltd.	400	15,252
Kerry Properties, Ltd.	1,500	6,298
Link REIT	4,700	57,760
Melco Resorts & Entertainment, Ltd., ADR	500	10,860
MTR Corp., Ltd.	3,515	23,668
New World Development Co., Ltd.	15,114	23,643
NWS Holdings, Ltd.	4,000	8,224
PCCW, Ltd.	7,000	4,041
Power Assets Holdings, Ltd.	3,000	21,583
Shangri-La Asia, Ltd.	2,000	2,522
Sino Land Co., Ltd.	6,315	10,590
SJM Holdings, Ltd.	4,000	4,552
Sun Hung Kai Properties, Ltd.	3,850	65,303
Swire Pacific, Ltd., Class A	1,000	12,289
Swire Properties, Ltd.	2,200	8,885
Techtronic Industries Co., Ltd.	3,000	22,966
Vitasoy International Holdings, Ltd.	2,000	9,614
WH Group, Ltd. (C)	20,000	20,277
Wharf Holdings, Ltd.	3,300	8,745
Wharf Real Estate Investment Co., Ltd.	3,300	23,256
Wheelock & Co., Ltd.	2,000	14,337
Yue Yuen Industrial Holdings, Ltd.	1,000	2,739

		1,192,962

Ireland - 0.7%
AerCap Holdings NV (A)	300	15,603
AIB Group PLC	2,144	8,767
Bank of Ireland Group PLC	2,357	12,318
CRH PLC	1,853	60,451
DCC PLC	224	19,970
Flutter Entertainment PLC	144	10,830
James Hardie Industries PLC, CDI	1,123	14,743
Kerry Group PLC, Class A	337	40,236
Kingspan Group PLC	317	17,216
Smurfit Kappa Group PLC	496	15,008

		215,142

Isle of Man - 0.0% (B)
GVC Holdings PLC	1,362	11,274

Israel - 0.6%
Azrieli Group, Ltd.	79	5,301
Bank Hapoalim BM	2,524	18,744
Bank Leumi Le-Israel BM	3,614	26,122
Check Point Software Technologies, Ltd. (A)	250	28,903
CyberArk Software, Ltd. (A)	100	12,784
Elbit Systems, Ltd.	52	7,758
Israel Chemicals, Ltd.	1,608	8,460
Israel Discount Bank, Ltd., A Shares	2,423	9,880
Mizrahi Tefahot Bank, Ltd.	413	9,540
Nice, Ltd. (A)	128	17,523
Teva Pharmaceutical Industries, Ltd., ADR (A)	2,415	22,290
Wix.com, Ltd. (A)	100	14,210

		181,515

Italy - 2.0%
Assicurazioni Generali SpA	2,539	47,810
Atlantia SpA	1,122	29,229

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Davide Campari-Milano SpA	1,363	$ 13,352
Enel SpA	18,224	127,236
Eni SpA	5,677	94,287
Ferrari NV	255	41,406
FinecoBank Banca Fineco SpA	1,009	11,255
Intesa Sanpaolo SpA	32,593	69,750
Leonardo SpA	1,024	12,977
Mediobanca Banca di Credito Finanziario SpA	1,461	15,062
Moncler SpA	385	16,461
Pirelli & C SpA (C)	1,048	6,194
Poste Italiane SpA (C)	1,373	14,457
Prysmian SpA	498	10,278
Recordati SpA	239	9,963
Snam SpA	4,404	21,889
Telecom Italia SpA (A)	24,975	13,637
Telecom Italia SpA	9,060	4,699
Terna Rete Elettrica Nazionale SpA	3,227	20,549
UniCredit SpA	4,608	56,726

		637,217

Japan - 22.7%
ABC-Mart, Inc.	100	6,511
Acom Co., Ltd.	600	2,159
Advantest Corp.	400	11,000
Aeon Co., Ltd.	1,500	25,752
AEON Financial Service Co., Ltd.	200	3,218
Aeon Mall Co., Ltd.	200	3,009
AGC, Inc.	400	13,820
Air Water, Inc.	200	3,421
Aisin Seiki Co., Ltd.	300	10,323
Ajinomoto Co., Inc.	1,000	17,326
Alfresa Holdings Corp.	400	9,861
Alps Alpine Co., Ltd.	500	8,422
Amada Holdings Co., Ltd.	900	10,126
ANA Holdings, Inc.	200	6,619
Aozora Bank, Ltd.	300	7,196
Asahi Group Holdings, Ltd.	800	35,950
Asahi Intecc Co., Ltd.	400	9,847
Asahi Kasei Corp.	2,800	29,827
Astellas Pharma, Inc.	4,200	59,797
Bandai Namco Holdings, Inc.	500	24,255
Bank of Kyoto, Ltd.	100	3,863
Benesse Holdings, Inc.	100	2,326
Bridgestone Corp.	1,300	51,149
Brother Industries, Ltd.	500	9,437
Calbee, Inc.	100	2,697
Canon, Inc.	2,200	64,195
Casio Computer Co., Ltd.	300	3,723
Central Japan Railway Co.	300	60,047
Chiba Bank, Ltd.	1,000	4,879
Chubu Electric Power Co., Inc.	1,500	21,029
Chugai Pharmaceutical Co., Ltd.	500	32,649
Chugoku Electric Power Co., Inc.	700	8,817
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,062
Concordia Financial Group, Ltd.	1,900	7,067
Credit Saison Co., Ltd.	200	2,339
CyberAgent, Inc.	200	7,244
Dai Nippon Printing Co., Ltd.	500	10,648

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	2,400	$ 36,173
Daicel Corp.	600	5,331
Daifuku Co., Ltd.	200	11,223
Daiichi Sankyo Co., Ltd.	1,300	67,945
Daikin Industries, Ltd.	600	78,273
Daito Trust Construction Co., Ltd.	150	19,109
Daiwa House Industry Co., Ltd.	1,300	37,873
Daiwa House Investment Corp., REIT	5	12,062
Daiwa Securities Group, Inc.	3,600	15,764
Denso Corp.	1,000	42,044
Dentsu, Inc.	500	17,437
Disco Corp.	100	16,398
East Japan Railway Co.	700	65,445
Eisai Co., Ltd.	600	33,897
Electric Power Development Co., Ltd., Class C	300	6,812
FamilyMart UNY Holdings Co., Ltd.	600	14,313
FANUC Corp.	400	73,941
Fast Retailing Co., Ltd.	100	60,409
Fuji Electric Co., Ltd.	300	10,337
FUJIFILM Holdings Corp.	800	40,536
Fujitsu, Ltd.	500	34,837
Fukuoka Financial Group, Inc.	400	7,298
GMO Payment Gateway, Inc.	100	6,873
Hakuhodo DY Holdings, Inc.	400	6,730
Hamamatsu Photonics KK	300	11,673
Hankyu Hanshin Holdings, Inc.	500	17,901
Hikari Tsushin, Inc.	40	8,715
Hino Motors, Ltd.	500	4,206
Hirose Electric Co., Ltd.	100	11,149
Hisamitsu Pharmaceutical Co., Inc.	100	3,947
Hitachi Chemical Co., Ltd.	200	5,428
Hitachi Construction Machinery Co., Ltd.	300	7,797
Hitachi High-Technologies Corp.	200	10,277
Hitachi Metals, Ltd.	500	5,644
Hitachi, Ltd.	2,100	76,918
Honda Motor Co., Ltd.	3,700	95,576
Hoshizaki Corp.	100	7,439
Hoya Corp.	900	68,901
Hulic Co., Ltd.	500	4,016
Idemitsu Kosan Co., Ltd.	500	15,026
IHI Corp.	300	7,226
Iida Group Holdings Co., Ltd.	200	3,228
Inpex Corp.	2,200	19,820
Isetan Mitsukoshi Holdings, Ltd.	900	7,296
Isuzu Motors, Ltd.	1,100	12,519
ITOCHU Corp.	3,000	57,334
Itochu Techno-Solutions Corp.	200	5,124
J. Front Retailing Co., Ltd.	400	4,582
Japan Airlines Co., Ltd.	200	6,387
Japan Airport Terminal Co., Ltd.	100	4,262
Japan Exchange Group, Inc.	1,100	17,467
Japan Post Bank Co., Ltd.	700	7,103
Japan Post Holdings Co., Ltd.	3,400	38,473
Japan Prime Realty Investment Corp., REIT	2	8,663
Japan Real Estate Investment Corp., REIT	3	18,254
Japan Retail Fund Investment Corp., REIT	5	10,110
Japan Tobacco, Inc.	2,700	59,590
JFE Holdings, Inc.	1,000	14,678

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
JGC Corp.	600	$ 8,225
JSR Corp.	500	7,889
JTEKT Corp.	500	6,057
JXTG Holdings, Inc.	7,400	36,679
Kajima Corp.	1,100	15,080
Kakaku.com, Inc.	200	3,858
Kamigumi Co., Ltd.	200	4,730
Kaneka Corp.	200	7,513
Kansai Electric Power Co., Inc.	1,400	16,030
Kansai Paint Co., Ltd.	300	6,286
Kao Corp.	1,100	83,764
Kawasaki Heavy Industries, Ltd.	300	7,048
KDDI Corp.	4,000	101,785
Keihan Holdings Co., Ltd.	200	8,709
Keikyu Corp.	500	8,603
Keio Corp.	200	13,152
Keisei Electric Railway Co., Ltd.	300	10,922
Keyence Corp.	200	122,673
Kikkoman Corp.	300	13,050
Kintetsu Group Holdings Co., Ltd.	400	19,144
Kirin Holdings Co., Ltd.	1,800	38,791
Kobayashi Pharmaceutical Co., Ltd.	100	7,151
Kobe Steel, Ltd.	500	3,270
Koito Manufacturing Co., Ltd.	200	10,666
Komatsu, Ltd.	2,100	50,642
Konami Holdings Corp.	200	9,368
Konica Minolta, Inc.	800	7,784
Kose Corp.	100	16,760
Kubota Corp.	2,200	36,587
Kuraray Co., Ltd.	600	7,162
Kurita Water Industries, Ltd.	300	7,443
Kyocera Corp.	700	45,675
Kyowa Hakko Kirin Co., Ltd.	500	8,992
Kyushu Electric Power Co., Inc.	1,000	9,813
Kyushu Railway Co.	300	8,737
Lawson, Inc.	100	4,795
LINE Corp. (A)	100	2,796
Lion Corp.	500	9,308
LIXIL Group Corp.	600	9,483
M3, Inc.	900	16,437
Makita Corp.	500	16,974
Marubeni Corp.	3,500	23,146
Marui Group Co., Ltd.	500	10,175
Maruichi Steel Tube, Ltd.	100	2,776
Mazda Motor Corp.	1,100	11,473
McDonald’s Holdings Co. Japan, Ltd.	100	4,406
Mebuki Financial Group, Inc.	1,700	4,431
Medipal Holdings Corp.	400	8,826
MEIJI Holdings Co., Ltd.	231	16,498
Mercari, Inc. (A)	200	5,302
Minebea Mitsumi, Inc.	900	15,234
MISUMI Group, Inc.	600	15,037
Mitsubishi Chemical Holdings Corp.	3,000	20,941
Mitsubishi Corp.	3,000	79,024
Mitsubishi Electric Corp.	4,200	55,278
Mitsubishi Estate Co., Ltd.	2,600	48,351
Mitsubishi Gas Chemical Co., Inc.	400	5,328
Mitsubishi Heavy Industries, Ltd.	700	30,457

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Materials Corp.	300	$ 8,529
Mitsubishi Motors Corp.	1,500	7,179
Mitsubishi Tanabe Pharma Corp.	600	6,678
Mitsubishi UFJ Financial Group, Inc.	27,800	132,019
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	4,237
Mitsui & Co., Ltd.	3,800	61,821
Mitsui Chemicals, Inc.	500	12,368
Mitsui Fudosan Co., Ltd.	2,000	48,463
Mitsui O.S.K. Lines, Ltd.	300	7,176
Mizuho Financial Group, Inc.	53,100	76,881
MonotaRO Co., Ltd.	200	4,871
MS&AD Insurance Group Holdings, Inc.	1,000	31,721
Murata Manufacturing Co., Ltd.	1,300	58,359
Nabtesco Corp.	200	5,554
Nagoya Railroad Co., Ltd.	400	11,060
NEC Corp.	500	19,663
Nexon Co., Ltd. (A)	1,100	15,937
NGK Insulators, Ltd.	700	10,200
NGK Spark Plug Co., Ltd.	300	5,626
NH Foods, Ltd.	200	8,561
Nidec Corp.	550	75,117
Nikon Corp.	600	8,481
Nintendo Co., Ltd.	300	109,883
Nippon Building Fund, Inc., REIT	3	20,535
Nippon Electric Glass Co., Ltd.	100	2,531
Nippon Express Co., Ltd.	200	10,629
Nippon Paint Holdings Co., Ltd.	300	11,631
Nippon Prologis, Inc., REIT	4	9,234
Nippon Steel Corp.	1,800	30,870
Nippon Telegraph & Telephone Corp.	1,400	65,147
Nippon Yusen KK	200	3,207
Nissan Chemical Corp.	300	13,509
Nissan Motor Co., Ltd.	5,000	35,784
Nisshin Seifun Group, Inc.	400	9,123
Nissin Foods Holdings Co., Ltd.	200	12,874
Nitori Holdings Co., Ltd.	200	26,490
Nitto Denko Corp.	300	14,795
Nomura Holdings, Inc.	7,600	26,744
Nomura Real Estate Holdings, Inc.	200	4,296
Nomura Real Estate Master Fund, Inc., REIT	9	13,832
Nomura Research Institute, Ltd.	900	14,416
NSK, Ltd.	600	5,342
NTT Data Corp.	1,500	19,965
NTT DOCOMO, Inc.	2,900	67,581
Obayashi Corp.	1,600	15,746
OBIC Co., Ltd.	100	11,316
Odakyu Electric Railway Co., Ltd.	700	17,121
OJI Holdings Corp.	1,600	9,231
Olympus Corp.	2,400	26,623
Omron Corp.	400	20,851
Ono Pharmaceutical Co., Ltd.	900	16,128
Oracle Corp.	100	7,300
Oriental Land Co., Ltd.	400	49,492
ORIX Corp.	3,100	46,235
Osaka Gas Co., Ltd.	900	15,669
Otsuka Corp.	200	8,042
Otsuka Holdings Co., Ltd.	800	26,089
Pan Pacific International Holdings Corp.	300	19,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Panasonic Corp.	4,700	$ 39,129
Park24 Co., Ltd.	200	4,654
PeptiDream, Inc. (A)	200	10,221
Persol Holdings Co., Ltd.	400	9,390
Pigeon Corp.	300	12,062
Pola Orbis Holdings, Inc.	300	8,375
Rakuten, Inc.	2,100	24,932
Recruit Holdings Co., Ltd.	2,600	86,671
Renesas Electronics Corp. (A)	1,800	8,932
Resona Holdings, Inc.	4,400	18,308
Ricoh Co., Ltd.	1,600	15,968
Rinnai Corp.	100	6,353
Rohm Co., Ltd.	200	13,430
Ryohin Keikaku Co., Ltd.	45	8,122
Sankyo Co., Ltd.	100	3,617
Santen Pharmaceutical Co., Ltd.	900	14,901
SBI Holdings, Inc.	500	12,368
Secom Co., Ltd.	500	43,009
Sega Sammy Holdings, Inc.	300	3,642
Seibu Holdings, Inc.	500	8,329
Seiko Epson Corp.	600	9,488
Sekisui Chemical Co., Ltd.	900	13,506
Sekisui House, Ltd.	1,400	23,055
Seven & i Holdings Co., Ltd.	1,700	57,521
Seven Bank, Ltd.	1,300	3,400
SG Holdings Co., Ltd.	400	11,334
Sharp Corp.	300	3,289
Shimadzu Corp.	400	9,802
Shimamura Co., Ltd.	100	7,467
Shimano, Inc.	150	22,302
Shimizu Corp.	1,400	11,622
Shin-Etsu Chemical Co., Ltd.	800	74,461
Shinsei Bank, Ltd.	500	7,759
Shionogi & Co., Ltd.	600	34,554
Shiseido Co., Ltd.	900	67,791
Shizuoka Bank, Ltd.	1,000	7,364
Showa Denko KK	400	11,761
SMC Corp.	100	37,258
Softbank Corp.	3,800	49,326
SoftBank Group Corp.	3,800	182,043
Sohgo Security Services Co., Ltd.	200	9,220
Sompo Holdings, Inc.	700	27,016
Sony Corp.	2,800	146,681
Sony Financial Holdings, Inc.	400	9,602
Stanley Electric Co., Ltd.	300	7,368
Subaru Corp.	1,400	34,008
Sumco Corp.	500	5,945
Sumitomo Chemical Co., Ltd.	3,100	14,376
Sumitomo Corp.	2,800	42,397
Sumitomo Dainippon Pharma Co., Ltd.	400	7,580
Sumitomo Electric Industries, Ltd.	1,600	20,992
Sumitomo Heavy Industries, Ltd.	300	10,309
Sumitomo Metal Mining Co., Ltd.	500	14,928
Sumitomo Mitsui Financial Group, Inc.	2,900	102,374
Sumitomo Mitsui Trust Holdings, Inc.	700	25,360
Sumitomo Realty & Development Co., Ltd.	700	24,984
Sumitomo Rubber Industries, Ltd.	600	6,934
Sundrug Co., Ltd.	100	2,705

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Suntory Beverage & Food, Ltd.	300	$ 13,036
Suzuken Co., Ltd.	200	11,724
Suzuki Motor Corp.	800	37,575
Sysmex Corp.	400	26,071
T&D Holdings, Inc.	1,300	14,101
Taiheiyo Cement Corp.	200	6,047
Taisei Corp.	400	14,525
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,671
Taiyo Nippon Sanso Corp.	300	6,366
Takeda Pharmaceutical Co., Ltd.	3,300	117,014
TDK Corp.	300	23,206
Teijin, Ltd.	400	6,815
Terumo Corp.	1,400	41,683
THK Co., Ltd.	300	7,165
Tobu Railway Co., Ltd.	400	11,650
Toho Co., Ltd.	300	12,744
Toho Gas Co., Ltd.	200	7,355
Tohoku Electric Power Co., Inc.	1,100	11,111
Tokio Marine Holdings, Inc.	1,500	75,115
Tokyo Century Corp.	100	4,216
Tokyo Electric Power Co. Holdings, Inc. (A)	3,800	19,808
Tokyo Electron, Ltd.	400	56,096
Tokyo Gas Co., Ltd.	800	18,829
Tokyu Corp.	1,100	19,497
Tokyu Fudosan Holdings Corp.	1,500	8,278
Toppan Printing Co., Ltd.	500	7,582
Toray Industries, Inc.	2,800	21,275
Toshiba Corp.	1,200	37,342
Tosoh Corp.	500	7,026
TOTO, Ltd.	300	11,840
Toyo Seikan Group Holdings, Ltd.	300	5,949
Toyo Suisan Kaisha, Ltd.	200	8,236
Toyoda Gosei Co., Ltd.	100	1,949
Toyota Industries Corp.	300	16,501
Toyota Motor Corp.	5,100	316,364
Toyota Tsusho Corp.	400	12,113
Trend Micro, Inc.	300	13,370
Tsuruha Holdings, Inc.	100	9,238
Unicharm Corp.	900	27,080
United Urban Investment Corp., REIT	7	11,726
USS Co., Ltd.	400	7,876
Welcia Holdings Co., Ltd.	100	4,067
West Japan Railway Co.	400	32,337
Yahoo Japan Corp.	5,600	16,413
Yakult Honsha Co., Ltd.	300	17,669
Yamada Denki Co., Ltd.	1,000	4,424
Yamaha Corp.	300	14,247
Yamaha Motor Co., Ltd.	600	10,657
Yamato Holdings Co., Ltd.	700	14,225
Yamazaki Baking Co., Ltd.	200	3,022
Yaskawa Electric Corp.	500	16,974
Yokogawa Electric Corp.	500	9,795
Yokohama Rubber Co., Ltd.	200	3,673
ZOZO, Inc.	500	9,363

		7,358,034

Luxembourg - 0.3%
ArcelorMittal	1,405	25,140
Aroundtown SA	1,665	13,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Eurofins Scientific SE	25	$ 11,058
Millicom International Cellular SA, SDR	156	8,778
RTL Group SA	68	3,483
SES SA	743	11,617
Tenaris SA	867	11,347

		85,142

Macau - 0.1%
MGM China Holdings, Ltd.	1,200	2,040
Sands China, Ltd.	4,800	22,950
Wynn Macau, Ltd.	3,600	8,065

		33,055

Mexico - 0.0% (B)
Fresnillo PLC	654	7,227

Netherlands - 4.6%
ABN AMRO Bank NV, CVA (C)	954	20,410
Adyen NV (A) (C)	19	14,661
Akzo Nobel NV	475	44,636
ASML Holding NV	947	197,857
EXOR NV	190	13,309
Heineken Holding NV	262	27,498
Heineken NV	578	64,502
ING Groep NV	8,796	101,980
Koninklijke Ahold Delhaize NV	2,597	58,405
Koninklijke DSM NV	389	48,081
Koninklijke KPN NV	7,912	24,291
Koninklijke Philips NV	1,960	85,104
Koninklijke Vopak NV	173	7,977
NN Group NV	764	30,754
NXP Semiconductors NV	731	71,353
QIAGEN NV (A)	478	19,399
Randstad NV	297	16,312
Royal Dutch Shell PLC, Class A	9,826	321,010
Royal Dutch Shell PLC, Class B	8,313	272,478
Wolters Kluwer NV	585	42,586

		1,482,603

New Zealand - 0.2%
a2 Milk Co., Ltd. (A)	1,757	17,316
Auckland International Airport, Ltd.	1,774	11,739
Fisher & Paykel Healthcare Corp., Ltd.	1,199	12,453
Fletcher Building, Ltd.	2,403	7,830
Meridian Energy, Ltd.	2,326	7,422
Ryman Healthcare, Ltd.	951	7,507
Spark New Zealand, Ltd.	3,372	9,061

		73,328

Norway - 0.6%
AKER BP ASA	234	6,710
DNB ASA	2,173	40,426
Equinor ASA	2,221	43,858
Gjensidige Forsikring ASA	344	6,928
Marine Harvest ASA (A)	1,017	23,778
Norsk Hydro ASA	3,368	12,042
Orkla ASA	1,719	15,251
Schibsted ASA, B Shares	274	7,144
Telenor ASA	1,560	33,118
Yara International ASA	402	19,500

		208,755

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.1%
EDP - Energias de Portugal SA	5,815	$ 22,098
Galp Energia SGPS SA	982	15,103
Jeronimo Martins SGPS SA	574	9,245

		46,446

Republic of South Africa - 0.0% (B)
Investec PLC	1,215	7,885

Russian Federation - 0.0% (B)
Evraz PLC	1,041	8,794

Singapore - 1.3%
Ascendas, REIT	4,700	10,838
CapitaLand Commercial Trust, REIT	5,863	9,403
CapitaLand Mall Trust, REIT	4,600	8,942
CapitaLand, Ltd.	5,300	13,828
City Developments, Ltd.	700	4,899
ComfortDelGro Corp., Ltd.	5,200	10,223
DBS Group Holdings, Ltd.	3,900	74,829
Genting Singapore, Ltd.	12,800	8,704
Golden Agri-Resources, Ltd.	9,700	2,079
Jardine Cycle & Carriage, Ltd.	300	8,033
Keppel Corp., Ltd.	3,000	14,767
Oversea-Chinese Banking Corp., Ltd.	7,208	60,733
SATS, Ltd.	1,900	7,330
Sembcorp Industries, Ltd.	2,600	4,631
Singapore Airlines, Ltd.	1,400	9,592
Singapore Exchange, Ltd.	1,800	10,537
Singapore Press Holdings, Ltd.	4,600	8,296
Singapore Technologies Engineering, Ltd.	3,400	10,404
Singapore Telecommunications, Ltd.	19,000	49,150
Suntec Real Estate Investment Trust	4,400	6,309
United Overseas Bank, Ltd.	2,900	56,007
UOL Group, Ltd.	600	3,348
Venture Corp., Ltd.	600	7,224
Wilmar International, Ltd.	3,700	10,118

		410,224

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	562	22,437
Aena SME SA (C)	153	30,324
Amadeus IT Group SA	942	74,616
Banco Bilbao Vizcaya Argentaria SA	15,202	84,996
Banco de Sabadell SA	10,538	10,916
Banco Santander SA	36,449	169,121
Bankia SA	1,931	4,563
Bankinter SA	1,270	8,748
CaixaBank SA	7,367	21,093
Cellnex Telecom SA (A) (C)	406	15,023
Enagas SA	580	15,479
Endesa SA	736	18,922
Ferrovial SA	1,093	27,977
Grifols SA	627	18,537
Iberdrola SA	13,094	130,519
Industria de Diseno Textil SA	2,405	72,334
Mapfre SA	2,902	8,484
Naturgy Energy Group SA	635	17,495
Red Electrica Corp. SA	1,057	22,013
Repsol SA	3,216	50,411
Siemens Gamesa Renewable Energy SA	550	9,143

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	10,397	$ 85,370

		918,521

Sweden - 2.4%
Alfa Laval AB	711	15,512
Assa Abloy AB, Class B	2,187	49,434
Atlas Copco AB, A Shares	1,451	46,376
Atlas Copco AB, B Shares	888	25,475
Boliden AB	574	14,677
Electrolux AB, Series B	402	10,273
Epiroc AB, Class A	1,625	16,918
Epiroc AB, Class B	869	8,608
Essity AB, Class B	1,368	42,044
Hennes & Mauritz AB, B Shares	1,856	33,050
Hexagon AB, B Shares	580	32,204
Husqvarna AB, B Shares	925	8,652
ICA Gruppen AB	173	7,437
Industrivarden AB, Class C	330	7,314
Investor AB, B Shares	997	47,895
Kinnevik AB, B Shares	534	13,887
L E Lundbergforetagen AB, B Shares	211	7,898
Lundin Petroleum AB	432	13,393
Sandvik AB	2,378	43,687
Securitas AB, B Shares	759	13,315
Skandinaviska Enskilda Banken AB, Class A	3,592	33,235
Skanska AB, Class B	840	15,170
SKF AB, Class B	954	17,542
Svenska Handelsbanken AB, A Shares	3,280	32,453
Swedbank AB, Class A	2,047	30,740
Swedish Match AB	384	16,210
Tele2 AB, Class B	1,074	15,671
Telefonaktiebolaget LM Ericsson, B Shares	6,844	64,931
Telia Co. AB	6,368	28,280
Volvo AB, Class B	3,383	53,681

		765,962

Switzerland - 9.3%
ABB, Ltd.	4,035	80,973
Adecco Group AG	344	20,671
Alcon, Inc. (A)	946	58,415
Baloise Holding AG	119	21,064
Barry Callebaut AG	4	8,023
Chocoladefabriken Lindt & Spruengli AG	3	21,835
Cie Financiere Richemont SA	1,147	97,334
Clariant AG (A)	354	7,196
Coca-Cola HBC AG (A)	490	18,494
Credit Suisse Group AG (A)	5,890	70,623
Dufry AG (A)	119	10,079
EMS-Chemie Holding AG	20	12,979
Geberit AG	84	39,238
Givaudan SA	20	56,464
Glencore PLC (A)	24,178	83,932
Julius Baer Group, Ltd. (A)	471	20,969
Keuhne & Nagel International AG	121	17,960
LafargeHolcim, Ltd. (A)	1,079	52,690
Lonza Group AG (A)	168	56,688
Nestle SA	6,814	705,412
Novartis AG	4,806	439,147
Pargesa Holding SA	103	7,940

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Partners Group Holding AG	44	$ 34,571
Roche Holding AG	1,554	437,212
Schindler Holding AG	131	28,984
SGS SA	12	30,572
Sika AG	280	47,785
Sonova Holding AG	121	27,492
STMicroelectronics NV	1,482	26,289
Straumann Holding AG	23	20,295
Swatch Group AG	245	30,213
Swiss Life Holding AG	75	37,170
Swiss Prime Site AG (A)	186	16,243
Swiss Re AG	694	70,552
Swisscom AG	65	32,633
Temenos AG (A)	146	26,120
UBS Group AG (A)	8,421	100,065
Vifor Pharma AG	117	16,905
Zurich Insurance Group AG	339	118,035

		3,009,262

United Arab Emirates - 0.0% (B)
NMC Health PLC	239	7,293

United Kingdom - 14.3%
3i Group PLC	2,143	30,304
Admiral Group PLC	503	14,104
Anglo American PLC	2,327	66,329
Ashtead Group PLC	1,076	30,800
Associated British Foods PLC	840	26,274
AstraZeneca PLC	2,811	229,825
Auto Trader Group PLC (C)	2,289	15,924
Aviva PLC	9,035	47,789
BAE Systems PLC	7,117	44,775
Barclays PLC	37,816	71,941
Barratt Developments PLC	2,072	15,067
Berkeley Group Holdings PLC	273	12,935
BP PLC	45,783	318,967
British American Tobacco PLC	5,111	178,430
British Land Co. PLC, REIT	2,246	15,357
BT Group PLC	18,108	45,178
Bunzl PLC	798	21,049
Burberry Group PLC	930	21,991
Centrica PLC	11,156	12,436
CNH Industrial NV	2,319	23,780
Coca-Cola European Partners PLC (A)	547	30,905
Compass Group PLC	3,467	83,083
Croda International PLC	275	17,881
Diageo PLC	5,312	228,284
Direct Line Insurance Group PLC	2,788	11,748
easyJet PLC	422	5,108
Experian PLC	2,010	60,854
Ferguson PLC (A)	498	35,416
Fiat Chrysler Automobiles NV	2,389	33,321
G4S PLC	3,458	9,134
GlaxoSmithKline PLC	10,981	219,862
Halma PLC	883	22,652
Hargreaves Lansdown PLC	639	15,573
HSBC Holdings PLC	44,642	372,417
Imperial Brands PLC	2,149	50,401
Informa PLC	2,837	30,084

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	349	$ 22,923
Intertek Group PLC	339	23,687
ITV PLC	9,039	12,397
J Sainsbury PLC	3,955	9,842
John Wood Group PLC	1,252	7,187
Johnson Matthey PLC	453	19,151
Kingfisher PLC	4,748	12,958
Land Securities Group PLC, REIT	1,731	18,316
Legal & General Group PLC	13,755	47,077
Lloyds Banking Group PLC	160,653	115,456
London Stock Exchange Group PLC	681	47,445
Marks & Spencer Group PLC	4,742	12,689
Meggitt PLC	1,934	12,870
Melrose Industries PLC	10,889	25,009
Merlin Entertainments PLC (C)	1,902	10,848
Micro Focus International PLC	779	20,419
Mondi PLC	719	16,344
National Grid PLC	7,636	81,050
Next PLC	328	23,018
Ocado Group PLC (A)	939	13,916
Pearson PLC	1,659	17,263
Persimmon PLC	731	18,539
Prudential PLC	5,806	126,526
Reckitt Benckiser Group PLC	1,573	124,133
RELX PLC	4,331	105,025
Rentokil Initial PLC	3,709	18,723
Rio Tinto PLC	2,535	157,119
Rio Tinto, Ltd.	859	62,574
Rolls-Royce Holdings PLC (A)	3,907	41,698
Royal Bank of Scotland Group PLC	11,408	31,844
RSA Insurance Group PLC	2,088	15,295
Sage Group PLC	2,215	22,571
Schroders PLC	239	9,257
Segro PLC, REIT	2,462	22,831
Severn Trent PLC	485	12,614
Smith & Nephew PLC	2,024	43,825
Smiths Group PLC	776	15,423
Spirax-Sarco Engineering PLC	177	20,646
SSE PLC	2,234	31,832
St. James’s Place PLC	1,289	17,974
Standard Chartered PLC	6,358	57,667
Standard Life Aberdeen PLC	5,801	21,703
Taylor Wimpey PLC	7,514	15,053
Tesco PLC	21,726	62,549
Unilever NV, CVA	3,209	195,438
Unilever PLC	2,445	151,975

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	1,537	$ 15,280
Vodafone Group PLC	60,671	99,640
Weir Group PLC	480	9,427
Whitbread PLC	359	21,104
WM Morrison Supermarkets PLC	4,719	12,070
WPP PLC	2,757	34,669

		4,634,867

United States - 0.1%
Carnival PLC	379	16,745

Total Common Stocks (Cost $31,404,138)		30,867,040

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 6.25% (D)	103	6,395
FUCHS PETROLUB SE, 2.79% (D)	192	7,550
Henkel AG & Co. KGaA, 2.10% (D)	372	36,386
Porsche Automobil Holding SE, 3.78% (D)	320	20,792
Sartorius AG, 0.35% (D)	84	17,221
Volkswagen AG, 3.16% (D)	410	69,102

Total Preferred Stocks (Cost $173,862)		157,446

RIGHTS - 0.0% (B)
Spain - 0.0% (B)
ACS Actividades de Construccion y Servicios SA, (A) Exercise Price EUR 1, Expiration Date 07/11/2019	562	882
Repsol SA, (A) Exercise Price EUR 1, Expiration Date 07/09/2019	2,926	1,623

Total Rights (Cost $2,581)		2,505

Total Investments (Cost $31,580,581)		31,026,991
Net Other Assets (Liabilities) - 4.3%		1,382,546

Net Assets - 100.0%		$ 32,409,537

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	14	09/20/2019	$1,333,508	$1,346,310	$12,802	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.1%	$3,121,708
Pharmaceuticals	7.9	2,445,635
Insurance	5.8	1,787,160
Oil, Gas & Consumable Fuels	5.4	1,678,604
Food Products	3.6	1,126,344
Chemicals	3.4	1,043,475
Automobiles	3.2	977,023
Metals & Mining	3.1	963,034
Machinery	2.7	843,871
Textiles, Apparel & Luxury Goods	2.6	818,576
Beverages	2.5	777,620
Capital Markets	2.4	750,095
Personal Products	2.3	715,867
Diversified Telecommunication Services	2.2	691,558
Electric Utilities	2.0	626,034
Real Estate Management & Development	2.0	623,401
Wireless Telecommunication Services	1.7	526,624
Health Care Equipment & Supplies	1.7	520,670
Electronic Equipment, Instruments & Components	1.6	502,767
Equity Real Estate Investment Trusts	1.6	502,622
Software	1.6	495,584
Aerospace & Defense	1.6	486,010
Semiconductors & Semiconductor Equipment	1.5	459,858
Electrical Equipment	1.5	458,383
Professional Services	1.4	447,530
Hotels, Restaurants & Leisure	1.4	426,638
Industrial Conglomerates	1.4	418,359
Food & Staples Retailing	1.3	414,194
Road & Rail	1.3	405,117
Trading Companies & Distributors	1.3	399,629
Household Durables	1.1	334,795
IT Services	1.1	331,990
Multi-Utilities	1.0	315,208
Tobacco	1.0	304,631
Auto Components	1.0	304,513
Construction & Engineering	0.9	293,255
Household Products	0.9	272,591
Building Products	0.8	260,227
Specialty Retail	0.8	250,313
Entertainment	0.7	218,058
Biotechnology	0.7	217,673
Media	0.7	211,491
Diversified Financial Services	0.7	201,793
Transportation Infrastructure	0.6	200,202
Commercial Services & Supplies	0.6	188,709
Construction Materials	0.6	183,848
Health Care Providers & Services	0.6	171,968
Technology Hardware, Storage & Peripherals	0.5	167,071
Gas Utilities	0.5	166,088
Multiline Retail	0.5	150,684
Communications Equipment	0.4	127,395
Air Freight & Logistics	0.3	104,702
Life Sciences Tools & Services	0.3	98,185
Internet & Direct Marketing Retail	0.2	74,788
Paper & Forest Products	0.2	73,871
Leisure Products	0.2	68,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Marine	0.2%		$58,558
Interactive Media & Services	0.2		45,599
Airlines	0.1		35,983
Independent Power & Renewable Electricity Producers	0.1		29,496
Water Utilities	0.1		27,894
Energy Equipment & Services	0.1		27,890
Containers & Packaging	0.1		20,957
Health Care Technology	0.1		16,437
Distributors	0.0	(B)	8,033
Consumer Finance	0.0	(B)	7,716
Diversified Consumer Services	0.0	(B)	2,326

Investments	100.0		31,026,991

Total Investments	100.0%		$31,026,991

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$219,303	$30,647,737	$—	$30,867,040
Preferred Stocks	—	157,446	—	157,446
Rights	—	2,505	—	2,505

Total Investments	$219,303	$30,807,688	$—	$31,026,991

Other Financial Instruments
Futures Contracts (F)	$12,802	$—	$—	$12,802

Total Other Financial Instruments	$12,802	$—	$—	$12,802

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $257,670, representing 0.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $31,580,581)	$31,026,991
Cash	1,190,588
Cash collateral pledged at broker for:
Futures contracts	69,300
Foreign currency, at value (cost $82,697)	82,670
Receivables and other assets:
Investments sold	309
Shares of beneficial interest sold	79,458
Dividends and/or distributions	53,383
Tax reclaims	25,246
Variation margin receivable on futures contracts	1,331
Prepaid expenses	118

Total assets	32,529,394

Liabilities:
Payables and other liabilities:
Investment management fees	27,888
Distribution and service fees	5,315
Transfer agent costs	34
Trustees, CCO and deferred compensation fees	84
Audit and tax fees	9,222
Custody fees	74,260
Legal fees	240
Printing and shareholder reports fees	327
Other accrued expenses	2,487

Total liabilities	119,857

Net assets	$32,409,537

Net assets consist of:
Capital stock ($0.01 par value)	$29,969
Additional paid-in capital	32,093,299
Total distributable earnings (accumulated losses)	286,269

Net assets	$32,409,537

Net assets by class:
Initial Class	$2,725,488
Service Class	29,684,049

Shares outstanding:
Initial Class	251,270
Service Class	2,745,657

Net asset value and offering price per share:
Initial Class	$10.85
Service Class	10.81

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$605,597
Interest income	411
Non-cash dividend income	39,237
Withholding taxes on foreign income	(63,743)

Total investment income	581,502

Expenses:
Investment management fees	13,769
Distribution and service fees:
Service Class	28,867
Transfer agency costs
Initial Class	12
Service Class	139
Trustees, CCO and deferred compensation fees	343
Audit and tax fees	9,230
Custody fees	20,032
Legal fees	1,304
Printing and shareholder reports fees	604
Filing fees	4,415
Other	506

Total expenses before waiver and/or reimbursement and recapture	79,221

Expenses waived and/or reimbursed:
Initial Class	(7,334)
Service Class	(83,356)
Recapture of previously waived and/or reimbursed fees:
Initial Class	5,175
Service Class	57,758

Net expenses	51,464

Net investment income (loss)	530,038

Net realized gain (loss) on:
Investments	(29,954)
Futures contracts	52,637
Foreign currency transactions	(369)

Net realized gain (loss)	22,314

Net change in unrealized appreciation (depreciation) on:
Investments	2,497,764
Futures contracts	23,724
Translation of assets and liabilities denominated in foreign currencies	204

Net change in unrealized appreciation (depreciation)	2,521,692

Net realized and change in unrealized gain (loss)	2,544,006

Net increase (decrease) in net assets resulting from operations	$3,074,044

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018 (A)
From operations:
Net investment income (loss)	$530,038	$400,095
Net realized gain (loss)	22,314	(90,844)
Net change in unrealized appreciation (depreciation)	2,521,692	(3,439,660)

Net increase (decrease) in net assets resulting from operations	3,074,044	(3,130,409)

Distributions to shareholders:
Initial Class	—	(2,674)
Service Class	—	(106,066)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(108,740)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,387,825	1,363,845
Service Class	10,207,184	15,096,267

	11,595,009	16,460,112

Dividends and/or distributions reinvested:
Initial Class	—	2,674
Service Class	—	106,066

	—	108,740

Cost of shares redeemed:
Initial Class	(123,099)	(16,954)
Service Class	(1,899,734)	(2,001,169)

	(2,022,833)	(2,018,123)

Net increase (decrease) in net assets resulting from capital share transactions	9,572,176	14,550,729

Net increase (decrease) in net assets	12,646,220	11,311,580

Net assets:
Beginning of period/year	19,763,317	8,451,737

End of period/year	$32,409,537	$19,763,317

Capital share transactions - shares:
Shares issued:
Initial Class	134,019	130,443
Service Class	980,799	1,375,668

	1,114,818	1,506,111

Shares reinvested:
Initial Class	—	250
Service Class	—	9,922

	—	10,172

Shares redeemed:
Initial Class	(11,862)	(1,580)
Service Class	(184,327)	(194,084)

	(196,189)	(195,664)

Net increase (decrease) in shares outstanding:
Initial Class	122,157	129,113
Service Class	796,472	1,191,506

	918,629	1,320,619

(A)	Initial Class commenced operations on January 12, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018 (A)
Net asset value, beginning of period	$9.53		$11.61

Investment operations:
Net investment income (loss) (B)	0.23		0.19
Net realized and unrealized gain (loss)	1.09		(2.21)

Total investment operations	1.32		(2.02)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)
Net realized gains	—		(0.02)

Total dividends and/or distributions to shareholders	—		(0.06)

Net asset value, end of period	$10.85		$9.53

Total return	13.85	%(C)	(17.43	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$2,725		$1,230
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	1.95	%(D)
Including waiver and/or reimbursement and recapture	0.18	%(D)	0.18	%(D)
Net investment income (loss) to average net assets	4.60	%(D)	1.94	%(D)
Portfolio turnover rate	1	%(C)	2	%(C)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$9.51		$11.15	$10.00

Investment operations:
Net investment income (loss) (B)	0.21		0.26	0.11
Net realized and unrealized gain (loss)	1.09		(1.84)	1.04

Total investment operations	1.30		(1.58)	1.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	—
Net realized gains	—		(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.06)	—

Net asset value, end of period/year	$10.81		$9.51	$11.15

Total return	13.67	%(C)	(14.23)%	11.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,685		$18,533	$8,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(D)	2.20%	5.33	%(D)
Including waiver and/or reimbursement and recapture	0.43	%(D)	0.43%	0.43	%(D)
Net investment income (loss) to average net assets	4.20	%(D)	2.45%	1.49	%(D)
Portfolio turnover rate	1	%(C)	2%	6	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Equity Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$12,802	$—	$—	$12,802
Total	$—	$—	$12,802	$—	$—	$12,802

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$52,637	$—	$—	$52,637
Total	$—	$—	$52,637	$—	$—	$52,637

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$23,724	$—	$—	$23,724
Total	$—	$—	$23,724	$—	$—	$23,724

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 755,962	$ —

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2020
Service Class	0.43	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the periods ended December 31, 2017, December 31, 2018 (year ended for Service Class) and June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2017 (A)	2018 (B)	2019	Total
Initial Class	$—	$1,669	$7,334	$9,003
Service Class	76,548	284,294	83,356	444,198

(A)	Service Class commenced operations on May 1, 2017.
(B)	Initial Class commenced operations on January 12, 2018.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 9,628,590	$ —	$ 348,043	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 31,580,581	$ 1,845,820	$ (2,386,608)	$ (540,788)

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Equity Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica International Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,127.80	$4.01	$1,021.00	$3.81	0.76%
Service Class	1,000.00	1,126.20	5.32	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	59.1%
Corporate Debt Securities	18.4
U.S. Government Agency Obligations	10.9
U.S. Government Obligations	8.0
Repurchase Agreement	2.3
Mortgage-Backed Securities	1.3
Other Investment Company	1.2
Asset-Backed Securities	1.0
Master Limited Partnership	0.7
Loan Assignments	0.1
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Aerospace & Defense - 3.5%
Boeing Co.	61,786	$ 22,490,722
General Dynamics Corp.	80,904	14,709,965

		37,200,687

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B	48,824	5,042,055

Airlines - 0.6%
Delta Air Lines, Inc.	112,759	6,399,073

Automobiles - 0.4%
General Motors Co.	121,861	4,695,304

Banks - 2.4%
Bank of America Corp.	261,028	7,569,812
US Bancorp	346,598	18,161,735

		25,731,547

Biotechnology - 0.5%
AbbVie, Inc.	75,724	5,506,649

Capital Markets - 2.4%
CME Group, Inc.	48,603	9,434,328
Morgan Stanley	154,166	6,754,013
TD Ameritrade Holding Corp.	184,853	9,227,862

		25,416,203

Chemicals - 1.3%
LyondellBasell Industries NV, Class A	154,340	13,293,304

Consumer Finance - 1.6%
American Express Co.	50,287	6,207,427
Synchrony Financial	295,779	10,254,658

		16,462,085

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	221,097	7,347,053

Entertainment - 0.9%
Walt Disney Co.	66,983	9,353,506

Equity Real Estate Investment Trusts - 1.2%
Crown Castle International Corp.	45,039	5,870,834
MGM Growth Properties LLC, Class A	135,353	4,148,569
Outfront Media, Inc.	117,927	3,041,337

		13,060,740

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	65,700	17,361,882
Kroger Co.	153,681	3,336,414
Sysco Corp.	147,976	10,464,863

		31,163,159

Food Products - 0.6%
Hershey Co.	43,461	5,825,078

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	128,784	10,830,734
Medtronic PLC	78,396	7,634,987

		18,465,721

Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	76,037	18,553,788

Hotels, Restaurants & Leisure - 3.2%
Hilton Worldwide Holdings, Inc.	88,802	8,679,507
McDonald’s Corp.	94,777	19,681,392
Norwegian Cruise Line Holdings, Ltd. (A)	57,320	3,074,072

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	43,795	$ 2,175,736

		33,610,707

Household Products - 0.4%
Clorox Co.	29,832	4,567,578

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	39,087	6,824,199

Insurance - 0.6%
Progressive Corp.	81,098	6,482,163

Interactive Media & Services - 2.0%
Alphabet, Inc., Class C (A)	19,639	21,227,992

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (A)	4,808	9,104,573

IT Services - 4.0%
Accenture PLC, Class A	67,805	12,528,330
Mastercard, Inc., Class A	110,383	29,199,615

		41,727,945

Leisure Products - 0.6%
Hasbro, Inc.	58,550	6,187,564

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	14,621	4,293,895

Machinery - 1.4%
Deere & Co.	42,007	6,960,980
Parker-Hannifin Corp.	19,910	3,384,899
Stanley Black & Decker, Inc.	32,911	4,759,260

		15,105,139

Media - 1.4%
Comcast Corp., Class A	348,686	14,742,444

Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	49,984	4,656,509
Suncor Energy, Inc.	114,358	3,567,275
Suncor Energy, Inc.	128,633	4,008,204

		12,231,988

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	25,268	4,626,823

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	186,225	8,445,304
Eli Lilly & Co.	77,702	8,608,604
Merck & Co., Inc.	186,995	15,679,531

		32,733,439

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	93,741	4,808,913

Road & Rail - 1.4%
CSX Corp.	186,761	14,449,699

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	208,066	9,960,120
Lam Research Corp.	39,564	7,431,702
NVIDIA Corp.	28,488	4,678,584
Texas Instruments, Inc.	75,657	8,682,397

		30,752,803

Software - 5.5%
Adobe, Inc. (A)	49,029	14,446,395
Microsoft Corp.	293,407	39,304,801
salesforce.com, Inc. (A)	31,286	4,747,025

		58,498,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.7%
Home Depot, Inc.	84,173	$ 17,505,459

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	93,768	18,558,563

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	103,300	8,672,035

Tobacco - 1.3%
Altria Group, Inc.	290,879	13,773,121

Total Common Stocks (Cost $473,244,877)		624,001,215

MASTER LIMITED PARTNERSHIP - 0.7%
Capital Markets - 0.7%
Blackstone Group, LP	177,050	7,864,561

Total Master Limited Partnership (Cost $5,086,620)		7,864,561

	Principal	Value
ASSET-BACKED SECURITIES - 1.0%
AmeriCredit Automobile Receivables Trust Series 2015-3, Class D, 3.34%, 08/08/2021	$ 1,244,000	1,249,678
Applebee’s Funding LLC / IHOP Funding LLC
Series 2019-1A, Class A2I,
4.19%, 06/07/2049 (B)	678,000	685,136
Series 2019-1A, Class A2II,
4.72%, 06/07/2049 (B)	296,000	300,011
Credit Acceptance Auto Loan Trust Series 2018-2A, Class B, 3.94%, 07/15/2027 (B)	314,000	323,327
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (B)	318,000	328,755
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (B)	397,000	405,464
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (B)	161,000	165,717
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (B)	135,585	135,790
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	185,130	190,649
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,648,548
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,457,809
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	353,000	359,065
Series 2019-1, Class D,
4.09%, 06/15/2026	148,000	153,165
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (B) (C)	841,000	749,442

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jack in the Box Funding LLC (continued)
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (B) (C)	$ 841,000	$ 839,062
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B) (C)	841,000	751,742
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	148,000	151,366
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	151,529
Wendys Funding LLC Series 2018-1A, Class A2I, 3.57%, 03/15/2048 (B)	255,115	256,579

Total Asset-Backed Securities (Cost $10,401,234)		10,302,834

CORPORATE DEBT SECURITIES - 18.4%
Aerospace & Defense - 0.4%
Boeing Co.
2.25%, 06/15/2026	123,000	119,774
3.20%, 03/01/2029	876,000	907,017
3.25%, 03/01/2028	152,000	157,681
3.60%, 05/01/2034	1,018,000	1,061,470
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (B)	1,451,000	1,501,785

		3,747,727

Automobiles - 0.1%
General Motors Co. 5.00%, 10/01/2028	775,000	813,927

Banks - 2.0%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	3,285,000	3,451,556
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	804,000	859,323
Fixed until 02/07/2029, 3.97% (D), 02/07/2030, MTN	1,090,000	1,168,373
Bank of Montreal 3.30%, 02/05/2024, MTN	1,074,000	1,113,991
Citigroup, Inc. Fixed until 01/10/2027, 3.89% (D), 01/10/2028	4,037,000	4,271,013
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	191,007
4.30%, 12/03/2025	783,000	828,445
4.35%, 08/01/2025	177,000	185,799
First Republic Bank 4.63%, 02/13/2047	776,000	835,353
JPMorgan Chase & Co.
Fixed until 05/06/2029, 3.70% (D), 05/06/2030	1,042,000	1,098,654
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	1,204,000	1,276,373
Fixed until 01/29/2026, 3.96% (D), 01/29/2027	1,725,000	1,845,228
Fixed until 12/05/2028, 4.45% (D), 12/05/2029	3,236,000	3,608,262

		20,733,377

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	$ 1,992,000	$ 2,157,781
4.75%, 01/23/2029	939,000	1,065,959
Keurig Dr. Pepper, Inc.
4.60%, 05/25/2028	974,000	1,066,332
5.09%, 05/25/2048	389,000	433,124

		4,723,196

Building Products - 0.0% (E)
Masonite International Corp. 5.63%, 03/15/2023 (B)	219,000	225,570

Capital Markets - 1.0%
Cboe Global Markets, Inc. 3.65%, 01/12/2027	943,000	989,964
E*TRADE Financial Corp.
3.80%, 08/24/2027	729,000	734,040
4.50%, 06/20/2028	261,000	274,448
Goldman Sachs Capital I 6.35%, 02/15/2034	2,229,000	2,801,919
Morgan Stanley
3.95%, 04/23/2027	1,599,000	1,672,513
4.35%, 09/08/2026, MTN	959,000	1,028,361
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	1,840,000	2,035,518
Raymond James Financial, Inc.
4.95%, 07/15/2046	819,000	923,904
5.63%, 04/01/2024	396,000	448,036

		10,908,703

Chemicals - 0.2%
CF Industries, Inc. 4.50%, 12/01/2026 (B)	385,000	400,310
Nutrien, Ltd.
4.20%, 04/01/2029	192,000	207,615
5.00%, 04/01/2049	233,000	263,911
Valvoline, Inc.
4.38%, 08/15/2025	707,000	705,233
5.50%, 07/15/2024	315,000	324,450

		1,901,519

Communications Equipment - 0.2%
CommScope, Inc.
5.50%, 03/01/2024 (B)	691,000	709,139
6.00%, 03/01/2026 (B)	1,139,000	1,167,475

		1,876,614

Consumer Finance - 0.6%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	908,000	868,091
4.39%, 01/08/2026, MTN	1,241,000	1,247,463
5.11%, 05/03/2029	1,058,000	1,080,491
General Motors Financial Co., Inc.
4.30%, 07/13/2025	190,000	195,842
4.35%, 04/09/2025 - 01/17/2027	975,000	1,001,171
Synchrony Financial
3.95%, 12/01/2027	889,000	887,975
4.38%, 03/19/2024	213,000	223,041
5.15%, 03/19/2029 (F)	827,000	891,150

		6,395,224

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.3%
Ball Corp. 4.38%, 12/15/2020	$ 702,000	$ 717,444
WRKCo, Inc.
3.38%, 09/15/2027	68,000	68,109
3.75%, 03/15/2025	62,000	64,325
4.00%, 03/15/2028	228,000	236,748
4.65%, 03/15/2026	379,000	412,249
4.90%, 03/15/2029	1,591,000	1,739,380

		3,238,255

Diversified Consumer Services - 0.1%
Service Corp. International 5.13%, 06/01/2029	1,043,000	1,097,757

Diversified Financial Services - 0.1%
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,101,000	1,089,722

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.60%, 07/15/2025	578,000	599,521
4.35%, 03/01/2029	1,831,000	1,972,136
4.50%, 03/09/2048	658,000	672,748
4.75%, 05/15/2046	691,000	729,706
4.85%, 03/01/2039	618,000	663,257
5.15%, 11/15/2046	558,000	617,006
5.25%, 03/01/2037	259,000	290,676
CenturyLink, Inc.
5.80%, 03/15/2022	356,000	371,130
6.45%, 06/15/2021	639,000	675,743
Verizon Communications, Inc.
2.63%, 08/15/2026	896,000	890,185
3.88%, 02/08/2029	320,000	343,239
4.33%, 09/21/2028	1,937,000	2,146,576
4.52%, 09/15/2048	238,000	266,661
4.86%, 08/21/2046	322,000	374,901
5.01%, 08/21/2054	484,000	579,346

		11,192,831

Electric Utilities - 0.9%
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024 (B)	845,000	860,794
3.70%, 11/15/2028 (B)	677,000	729,063
3.80%, 06/01/2049 (B)	1,037,000	1,094,474
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.38%, 05/01/2021 (B)	2,144,000	2,219,341
Southern Co. 2.95%, 07/01/2023	687,000	697,289
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	1,383,000	1,433,134
5.50%, 09/01/2026 (B)	390,000	411,937
5.63%, 02/15/2027 (B)	2,135,000	2,260,431

		9,706,463

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	1,217,000	1,279,553
4.90%, 06/15/2028	1,793,000	1,921,029

		3,200,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.1%
Viacom, Inc. 5.85%, 09/01/2043	$ 963,000	$ 1,133,361

Equity Real Estate Investment Trusts - 0.4%
Crown Castle International Corp.
3.65%, 09/01/2027	468,000	481,943
4.30%, 02/15/2029	539,000	582,440
5.20%, 02/15/2049	599,000	689,081
Reckson Operating Partnership, LP 7.75%, 03/15/2020	1,330,000	1,377,123
Ventas Realty, LP 3.50%, 04/15/2024	973,000	1,009,052

		4,139,639

Food & Staples Retailing - 0.0% (E)
Sysco Corp. 2.50%, 07/15/2021	258,000	259,115

Food Products - 0.9%
Campbell Soup Co.
3.95%, 03/15/2025	491,000	510,761
4.15%, 03/15/2028	737,000	771,879
4.80%, 03/15/2048 (F)	826,000	835,846
General Mills, Inc. 4.20%, 04/17/2028	1,086,000	1,172,465
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	438,000	455,520
5.88%, 07/15/2024 (B)	243,000	249,986
6.75%, 02/15/2028 (B)	135,000	146,644
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 04/15/2029 (B)	192,000	208,560
Kraft Heinz Foods Co.
3.00%, 06/01/2026	1,818,000	1,769,072
4.00%, 06/15/2023 (F)	274,000	287,079
4.38%, 06/01/2046	769,000	730,642
4.63%, 01/30/2029	342,000	367,994
5.00%, 06/04/2042	288,000	297,391
Mars, Inc.
2.70%, 04/01/2025 (B)	397,000	405,076
3.20%, 04/01/2030 (B)	484,000	502,907
3.95%, 04/01/2049 (B)	648,000	697,211
4.20%, 04/01/2059 (B)	414,000	450,014

		9,859,047

Gas Utilities - 0.1%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	1,376,000	1,448,240
5.63%, 05/20/2024	37,000	39,405

		1,487,645

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
3.75%, 03/01/2026	474,000	504,147
4.00%, 03/01/2029	246,000	266,118
4.70%, 03/01/2049	395,000	453,329

		1,223,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.0%
Centene Corp.
4.75%, 05/15/2022	$ 53,000	$ 54,126
5.38%, 06/01/2026 (B)	1,427,000	1,500,134
6.13%, 02/15/2024	569,000	596,028
Cigna Corp.
3.40%, 09/17/2021 (B)	154,000	157,003
3.75%, 07/15/2023 (B)	627,000	652,790
CVS Health Corp.
4.10%, 03/25/2025	1,111,000	1,171,761
4.30%, 03/25/2028	578,000	609,488
4.75%, 12/01/2022	460,000	488,501
5.05%, 03/25/2048	639,000	680,611
HCA, Inc.
4.13%, 06/15/2029	2,432,000	2,500,047
4.50%, 02/15/2027	1,005,000	1,072,195
5.13%, 06/15/2039	431,000	448,119
5.25%, 06/15/2049	628,000	652,938

		10,583,741

Health Care Technology - 0.1%
IQVIA, Inc. 5.00%, 05/15/2027 (B)	550,000	567,875

Hotels, Restaurants & Leisure - 0.2%
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	310,000	332,134
5.38%, 04/15/2026	359,000	388,241
MGM Resorts International
6.63%, 12/15/2021	411,000	443,880
7.75%, 03/15/2022	148,000	165,020
Starbucks Corp. 4.45%, 08/15/2049	630,000	689,866

		2,019,141

Household Durables - 0.3%
MDC Holdings, Inc. 5.50%, 01/15/2024	569,000	605,985
Newell Brands, Inc.
4.20%, 04/01/2026	1,108,000	1,101,166
5.38%, 04/01/2036	1,265,000	1,249,473

		2,956,624

Independent Power & Renewable Electricity Producers - 0.5%
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	1,084,000	1,113,656
4.45%, 06/15/2029 (B)	1,044,000	1,086,265
5.25%, 06/15/2029 (B) (F)	416,000	444,080
5.75%, 01/15/2028	210,000	225,225
6.63%, 01/15/2027	1,143,000	1,241,584
7.25%, 05/15/2026	911,000	1,003,239

		5,114,049

Industrial Conglomerates - 0.1%
General Electric Co. Fixed until 01/21/2021 (G), 5.00% (D) (F)	1,404,000	1,354,102

Insurance - 0.0% (E)
Brown & Brown, Inc. 4.50%, 03/15/2029	486,000	510,534

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Fidelity National Information Services, Inc. 3.75%, 05/21/2029	$ 295,000	$ 313,394
Total System Services, Inc. 4.80%, 04/01/2026	1,249,000	1,369,852

		1,683,246

Machinery - 0.6%
Novelis Corp. 5.88%, 09/30/2026 (B)	1,960,000	1,984,500
Wabtec Corp.
3.45%, 11/15/2026	233,000	227,679
4.40%, 03/15/2024	855,000	905,202
4.95%, 09/15/2028	2,563,000	2,748,098

		5,865,479

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 03/15/2021	713,000	716,119
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	691,000	750,180
5.05%, 03/30/2029	3,511,000	3,878,398
Comcast Corp.
3.15%, 03/01/2026	478,000	494,722
4.15%, 10/15/2028	557,000	613,898
4.25%, 10/15/2030	622,000	694,162
4.60%, 10/15/2038	506,000	579,394
4.95%, 10/15/2058	521,000	635,953
CSC Holdings LLC 6.50%, 02/01/2029 (B)	1,386,000	1,512,472
Fox Corp. 4.03%, 01/25/2024 (B)	362,000	385,041
Sirius XM Radio, Inc. 5.50%, 07/01/2029 (B)	829,000	849,891
UBM PLC 5.75%, 11/03/2020 (B)	471,000	487,804

		11,598,034

Metals & Mining - 0.7%
Allegheny Technologies, Inc. 5.95%, 01/15/2021	774,000	795,285
Constellium NV 5.75%, 05/15/2024 (B)	991,000	1,015,775
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	1,192,000	1,196,470
3.88%, 03/15/2023	1,121,000	1,121,000
Hudbay Minerals, Inc. 7.25%, 01/15/2023 (B)	1,059,000	1,090,770
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	644,000	676,179
Steel Dynamics, Inc. 5.50%, 10/01/2024	987,000	1,022,779

		6,918,258

Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. 4.25%, 04/15/2027 (F)	340,000	352,197
Cheniere Energy Partners, LP 5.63%, 10/01/2026 (B)	540,000	569,700

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
4.50%, 04/15/2023	$ 987,000	$ 1,037,023
5.00%, 09/15/2022	1,192,000	1,201,781
Energy Transfer Operating, LP
4.25%, 03/15/2023	508,000	530,309
4.95%, 06/15/2028	78,000	85,279
5.50%, 06/01/2027	327,000	365,530
5.88%, 01/15/2024	458,000	509,829
6.00%, 06/15/2048	832,000	949,664
6.13%, 12/15/2045	255,000	288,919
EnLink Midstream Partners, LP 4.15%, 06/01/2025	920,000	901,600
EQM Midstream Partners, LP 5.50%, 07/15/2028	971,000	1,022,109
Hess Corp. 4.30%, 04/01/2027	2,117,000	2,195,921
HollyFrontier Corp. 5.88%, 04/01/2026	852,000	933,089
Kinder Morgan Energy Partners, LP 5.00%, 10/01/2021	436,000	457,187
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	250,804
5.20%, 03/01/2048	146,000	164,927
5.55%, 06/01/2045	219,000	253,411
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	822,000	846,660
4.88%, 08/15/2027 (B)	476,000	503,965
NuStar Logistics, LP 5.63%, 04/28/2027	483,000	486,622
Plains All American Pipeline, LP / PAA Finance Corp. 4.65%, 10/15/2025	1,079,000	1,150,786
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023 (B)	831,000	842,443
5.50%, 09/15/2024 (B)	310,000	320,075

		16,219,830

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B)	1,045,000	1,060,096
3.60%, 03/01/2025 (B)	831,000	872,644

		1,932,740

Pharmaceuticals - 0.9%
Allergan Finance LLC 3.25%, 10/01/2022	606,000	613,519
Allergan Funding SCS
3.45%, 03/15/2022	1,120,000	1,143,537
3.80%, 03/15/2025	724,000	751,347
Allergan, Inc. 2.80%, 03/15/2023	48,000	47,868
Bausch Health Cos., Inc. 7.00%, 03/15/2024 (B)	767,000	815,014
Bristol-Myers Squibb Co.
3.40%, 07/26/2029 (B)	444,000	464,842
4.13%, 06/15/2039 (B)	321,000	346,171
4.25%, 10/26/2049 (B)	551,000	609,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc.
4.27%, 08/28/2023	$ 371,000	$ 389,387
4.90%, 08/28/2028	346,000	386,418
ELI Lilly & Co. 3.38%, 03/15/2029	2,053,000	2,189,126
GlaxoSmithKline Capital PLC 3.38%, 06/01/2029	1,168,000	1,235,386
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	301,000	289,713

		9,281,403

Professional Services - 0.3%
IHS Markit, Ltd.
4.75%, 02/15/2025 (B)	767,000	822,684
5.00%, 11/01/2022 (B)	94,000	99,593
Verisk Analytics, Inc.
4.13%, 09/12/2022	65,000	68,280
5.50%, 06/15/2045	909,000	1,066,402
5.80%, 05/01/2021	1,531,000	1,623,790

		3,680,749

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	711,000	739,340

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.25%, 04/15/2026 (B)	629,000	638,357
4.75%, 04/15/2029 (B)	527,000	541,114
Entegris, Inc. 4.63%, 02/10/2026 (B)	607,000	611,553
Lam Research Corp. 4.00%, 03/15/2029	179,000	190,895
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	372,814
4.88%, 06/22/2028	1,394,000	1,477,804
Micron Technology, Inc.
4.98%, 02/06/2026	401,000	421,437
5.33%, 02/06/2029	1,025,000	1,086,419
5.50%, 02/01/2025	308,000	316,855
Qorvo, Inc. 5.50%, 07/15/2026	679,000	718,586

		6,375,834

Software - 0.0% (E)
Oracle Corp. 3.90%, 05/15/2035	434,000	469,860

Specialty Retail - 0.3%
AutoZone, Inc. 3.75%, 04/18/2029	835,000	868,295
Lowe’s Cos., Inc. 3.65%, 04/05/2029	655,000	683,906
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	22,000	22,621
3.90%, 06/01/2029	964,000	1,010,936
4.35%, 06/01/2028	166,000	179,483

		2,765,241

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 5.30%, 10/01/2029 (B)	521,000	549,030

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. 4.75%, 02/15/2026 (F)	$ 2,696,000	$ 2,644,911

		3,193,941

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. 6.38%, 03/01/2025	1,222,000	1,269,047

Total Corporate Debt Securities (Cost $185,494,192)		194,052,936

LOAN ASSIGNMENTS - 0.1%
Chemicals - 0.0%
Axalta Coating Systems Holdings, Inc. Term Loan B3, 3-Month LIBOR + 1.75%, 4.08% (D), 06/01/2024 (C) (H)	0	0

Oil, Gas & Consumable Fuels - 0.1%
TEX Operations Co. LLC Term Loan B, 1-Month LIBOR + 2.00%, 4.40% (D), 08/04/2023	1,139,852	1,137,536

Total Loan Assignments (Cost $1,142,753)		1,137,536

MORTGAGE-BACKED SECURITIES - 1.3%
Angel Oak Mortgage Trust LLC Series 2018-AOMT, Class A1, 3.67% (D), 07/27/2048 (B)	168,149	170,810
Arroyo Mortgage Trust Series 2018-1, Class A1, Zero Coupon, 04/25/2048	290,405	297,387
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A, 1-Month LIBOR + 0.85%, 3.24% (D), 09/15/2034 (B)	476,000	476,125
BBCMS Mortgage Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	786,610
Series 2018-TALL, Class A,
1-Month LIBOR + 0.72%, 3.12% (D), 03/15/2037 (B)	1,260,000	1,255,261
BX Commercial Mortgage Trust Series 2018-IND, Class A, 1-Month LIBOR + 0.75%, 3.14% (D), 11/15/2035 (B)	1,166,210	1,167,167
BXP Trust Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	339,279
CSMLT Trust Series 2015-2, Class A6, 3.50% (D), 08/25/2045 (B)	339,605	343,610
JPMorgan Mortgage Trust Series 2019-5, Class A11, 1-Month LIBOR + 0.90%, 3.30% (D), 11/25/2049 (B)	146,000	146,094
Mello Warehouse Securitization Trust Series 2018-W1, Class A, 1-Month LIBOR + 0.85%, 3.25% (D), 11/25/2051 (B)	1,654,000	1,650,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2018-2A, Class A1, 4.50% (D), 02/25/2058 (B)	$ 334,537	$ 351,159
Sequoia Mortgage Trust
Series 2018-7, Class A19,
4.00% (D), 09/25/2048 (B)	196,833	198,932
Series 2018-7, Class A4,
4.00% (D), 09/25/2048 (B) (H)	0	0
Series 2019-1, Class A4,
4.00% (D), 02/25/2049 (B) (H)	0	0
Station Place Securitization Trust
Series 2018-7, Class A,
1-Month LIBOR + 0.85%, 3.28% (D), 09/24/2019 (B)	1,719,481	1,730,752
Series 2019-4, Class A,
Zero Coupon, 06/24/2020 (I) (J)	1,586,000	1,586,000
Towd Point HE Trust Series 2019-HE1, Class A1, 1-Month LIBOR + 0.90%, 3.34% (D), 04/25/2048 (B)	838,000	835,335
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ, 6.31% (D), 05/15/2046	42,724	42,981
Wells Fargo Mortgage-Backed Securities Trust
Series 2018-1, Class A17,
3.50% (D), 07/25/2047 (B)	169,856	170,268
Series 2019-1, Class A3,
4.00% (D), 11/25/2048 (B)	338,384	344,055
Series 2019-2, Class A17,
4.00% (D), 04/25/2049 (B)	364,989	371,201
WinWater Mortgage Loan Trust Series 2015-5, Class A5, 3.50% (D), 08/20/2045 (B)	1,065,562	1,071,144

Total Mortgage-Backed Securities (Cost $13,271,700)		13,334,480

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.9%
Federal Home Loan Mortgage Corp.
3.00%, 01/01/2045 - 08/01/2047	9,142,603	9,293,658
3.50%, 02/01/2043 - 11/01/2048	12,860,111	13,331,712
4.00%, 05/01/2046 - 01/01/2049	10,451,142	10,904,464
4.50%, 05/01/2038 - 12/01/2048	4,471,138	4,709,935
5.00%, 09/01/2048	89,178	94,637
6.00%, 04/01/2040	89,608	103,082
Federal National Mortgage Association
3.00%, 02/01/2043 - 02/01/2057	7,288,854	7,396,430
1-Month LIBOR + 0.60%, 3.00% (D), 07/25/2030	154,666	154,582
1-Month LIBOR + 0.72%, 3.12% (D), 01/25/2031	46,527	46,543
1-Month LIBOR + 0.75%, 3.15% (D), 02/25/2030	69,803	69,803
1-Month LIBOR + 0.75%, 3.15% (D), 02/25/2030	55,233	55,264
1-Month LIBOR + 0.95%, 3.35% (D), 10/25/2029	66,581	66,756

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 10/01/2042 - 02/01/2057	$ 16,898,916	$ 17,503,014
1-Month LIBOR + 1.15%, 3.55% (D), 09/25/2029	93,228	93,500
4.00%, 10/01/2046 - 02/01/2049	11,866,762	12,404,218
4.00%, TBA (C)	11,343,000	11,723,389
4.50%, 11/01/2038 - 08/01/2048	6,225,144	6,616,062
4.50%, TBA (C)	2,995,000	3,129,629
5.00%, 07/01/2044	890,264	962,906
6.00%, 02/01/2037	3,799	4,364
Federal National Mortgage Association Connecticut Avenue Securities 1-Month LIBOR + 3.00%, 5.40% (D), 07/25/2024	911,495	955,777
Federal National Mortgage Association REMIC 3.00%, 05/25/2048	1,016,975	1,031,497
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.83% (D), 02/20/2049	1,661,642	1,664,548
3.50%, 05/20/2049 - 06/20/2049	1,627,639	1,663,662
4.00%, 01/15/2045 - 12/15/2047	2,625,440	2,778,951
4.50%, 08/15/2046 - 05/20/2048	2,513,161	2,691,453
4.50%, TBA (C)	1,068,000	1,113,213
5.00%, TBA (C)	4,570,525	4,777,716

Total U.S. Government Agency Obligations (Cost $113,957,858)		115,340,765

U.S. GOVERNMENT OBLIGATIONS - 8.0%
U.S. Treasury - 8.0%
U.S. Treasury Bond
2.75%, 11/15/2047	4,478,000	4,674,087
3.00%, 02/15/2048 - 02/15/2049	8,214,000	9,009,725
3.38%, 11/15/2048	3,022,600	3,228,622
U.S. Treasury Note
2.00%, 05/31/2024	6,806,000	6,886,024
2.13%, 03/31/2024	93,000	94,555
2.25%, 04/30/2024	863,000	882,586
2.38%, 04/30/2020 - 04/30/2026	9,582,000	9,633,415
2.38%, 05/15/2029 (F)	6,598,000	6,818,363
2.50%, 01/31/2024	1,012,000	1,045,206
2.63%, 12/31/2023 - 02/15/2029	11,168,800	11,657,800
2.75%, 02/15/2028	588,000	625,209
2.88%, 11/30/2023 - 05/15/2049	18,624,000	19,967,555
3.13%, 11/15/2028	8,915,000	9,778,292

Total U.S. Government Obligations (Cost $81,493,310)		84,301,439

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (K)	13,165,165	13,165,165

Total Other Investment Company (Cost $13,165,165)		13,165,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 1.45% (K), dated 06/28/2019, to be repurchased at $24,622,977 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $25,112,416.

$ 24,620,002	$ 24,620,002

Total Repurchase Agreement (Cost $24,620,002)	24,620,002

Total Investments (Cost $921,877,711)	1,088,120,933
Net Other Assets (Liabilities) - (3.0)%	(31,660,766)

Net Assets - 100.0%	$ 1,056,460,167

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$624,001,215	$—	$—	$624,001,215
Master Limited Partnership	7,864,561	—	—	7,864,561
Asset-Backed Securities	—	10,302,834	—	10,302,834
Corporate Debt Securities	—	194,052,936	—	194,052,936
Loan Assignments	—	1,137,536	—	1,137,536
Mortgage-Backed Securities	—	11,748,480	1,586,000	13,334,480
U.S. Government Agency Obligations	—	115,340,765	—	115,340,765
U.S. Government Obligations	—	84,301,439	—	84,301,439
Other Investment Company	13,165,165	—	—	13,165,165
Repurchase Agreement	—	24,620,002	—	24,620,002

Total Investments	$645,030,941	$441,503,992	$1,586,000	$1,088,120,933

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $56,692,189, representing 5.4% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,895,849. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the value of the security is $1,586,000, representing 0.2% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Rates disclosed reflect the yields at June 30, 2019.
(L)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $897,257,709) (including securities loaned of $12,895,849)	$1,063,500,931
Repurchase agreement, at value (cost $24,620,002)	24,620,002
Cash	843,216
Receivables and other assets:
Investments sold	4,606,684
When-issued, delayed-delivery, forward and TBA commitments sold	207,583
Net income from securities lending	5,675
Shares of beneficial interest sold	662,767
Dividends and/or distributions	621,169
Interest	2,991,382
Prepaid expenses	4,185

Total assets	1,098,063,594

Liabilities:
Cash collateral received upon return of:
Securities on loan	13,165,165
Payables and other liabilities:
Investments purchased	3,905,698
When-issued, delayed-delivery, forward and TBA commitments purchased	23,287,280
Shares of beneficial interest redeemed	299,919
Investment management fees	578,557
Distribution and service fees	197,666
Transfer agent costs	2,463
Trustees, CCO and deferred compensation fees	5,743
Audit and tax fees	20,053
Custody fees	60,217
Legal fees	10,568
Printing and shareholder reports fees	51,792
Other accrued expenses	18,306

Total liabilities	41,603,427

Net assets	$1,056,460,167

Net assets consist of:
Capital stock ($0.01 par value)	$639,819
Additional paid-in capital	810,927,388
Total distributable earnings (accumulated losses)	244,892,960

Net assets	$1,056,460,167

Net assets by class:
Initial Class	$12,600,665
Service Class	1,043,859,502

Shares outstanding:
Initial Class	751,678
Service Class	63,230,251

Net asset value and offering price per share:
Initial Class	$16.76
Service Class	16.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$6,447,607
Interest income	7,177,157
Net income from securities lending	65,512
Withholding taxes on foreign income	(22,928)

Total investment income	13,667,348

Expenses:
Investment management fees	3,610,945
Distribution and service fees:
Service Class	1,232,350
Transfer agent costs	7,275
Trustees, CCO and deferred compensation fees	15,291
Audit and tax fees	19,550
Custody fees	56,244
Legal fees	23,603
Printing and shareholder reports fees	30,987
Other	28,276

Total expenses	5,024,521

Net investment income (loss)	8,642,827

Net realized gain (loss) on:
Investments	12,468,447
Foreign currency transactions	1,708

Net realized gain (loss)	12,470,155

Net change in unrealized appreciation (depreciation) on:
Investments	97,774,398
Translation of assets and liabilities denominated in foreign currencies	19

Net change in unrealized appreciation (depreciation)	97,774,417

Net realized and change in unrealized gain (loss)	110,244,572

Net increase (decrease) in net assets resulting from operations	$118,887,399

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$8,642,827	$14,348,837
Net realized gain (loss)	12,470,155	45,436,938
Net change in unrealized appreciation (depreciation)	97,774,417	(61,818,369)

Net increase (decrease) in net assets resulting from operations	118,887,399	(2,032,594)

Distributions to shareholders:
Initial Class	—	(457,771)
Service Class	—	(37,241,663)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(37,699,434)

Capital share transactions:
Proceeds from shares sold:
Initial Class	916,256	1,154,250
Service Class	24,297,002	69,394,395

	25,213,258	70,548,645

Dividends and/or distributions reinvested:
Initial Class	—	457,771
Service Class	—	37,241,663

	—	37,699,434

Cost of shares redeemed:
Initial Class	(513,727)	(1,864,467)
Service Class	(31,654,160)	(60,733,083)

	(32,167,887)	(62,597,550)

Net increase (decrease) in net assets resulting from capital share transactions	(6,954,629)	45,650,529

Net increase (decrease) in net assets	111,932,770	5,918,501

Net assets:
Beginning of period/year	944,527,397	938,608,896

End of period/year	$1,056,460,167	$944,527,397

Capital share transactions - shares:
Shares issued:
Initial Class	56,440	73,415
Service Class	1,544,074	4,453,795

	1,600,514	4,527,210

Shares reinvested:
Initial Class	—	28,955
Service Class	—	2,387,286

	—	2,416,241

Shares redeemed:
Initial Class	(31,985)	(119,510)
Service Class	(2,000,283)	(3,947,802)

	(2,032,268)	(4,067,312)

Net increase (decrease) in shares outstanding:
Initial Class	24,455	(17,140)
Service Class	(456,209)	2,893,279

	(431,754)	2,876,139

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.87		$15.45	$13.47	$13.18		$13.60	$12.66

Investment operations:
Net investment income (loss) (A)	0.16		0.27	0.26	0.23(B	)	0.24	0.21
Net realized and unrealized gain (loss)	1.73		(0.20)	2.02	0.33		(0.21)	0.83

Total investment operations	1.89		0.07	2.28	0.56		0.03	1.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.23)	(0.16)		(0.12)	(0.10)
Net realized gains	—		(0.38)	(0.07)	(0.11)		(0.33)	—

Total dividends and/or distributions to shareholders	—		(0.65)	(0.30)	(0.27)		(0.45)	(0.10)

Net asset value, end of period/year	$16.76		$14.87	$15.45	$13.47		$13.18	$13.60

Total return	12.78	%(C)	0.22%	17.04%	4.33%		0.34%	8.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,601		$10,813	$11,503	$9,868		$10,148	$10,495
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.76%	0.77%	0.77%		0.79%	0.81%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.76%	0.77%	0.77	%(B)	0.79%	0.81%
Net investment income (loss) to average net assets	1.98	%(D)	1.73%	1.80%	1.77	%(B)	1.76%	1.63%
Portfolio turnover rate	40	%(C)	105%	63%	84%		75%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.66		$15.25	$13.30	$13.02		$13.45	$12.55

Investment operations:
Net investment income (loss) (A)	0.13		0.23	0.22	0.20(B	)	0.20	0.18
Net realized and unrealized gain (loss)	1.72		(0.21)	1.99	0.33		(0.20)	0.80

Total investment operations	1.85		0.02	2.21	0.53		0.00(C )	0.98

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.19)	(0.14)		(0.10)	(0.08)
Net realized gains	—		(0.38)	(0.07)	(0.11)		(0.33)	—

Total dividends and/or distributions to shareholders	—		(0.61)	(0.26)	(0.25)		(0.43)	(0.08)

Net asset value, end of period/year	$16.51		$14.66	$15.25	$13.30		$13.02	$13.45

Total return	12.62	%(D)	(0.06)%	16.73%	4.12%		0.12%	7.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,043,859		$933,714	$927,106	$758,553		$617,439	$391,062
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	1.01%	1.02%	1.03%		1.04%	1.06%
Including waiver and/or reimbursement and recapture	1.01	%(E)	1.01%	1.02%	1.02	%(B)	1.04%	1.06%
Net investment income (loss) to average net assets	1.73	%(E)	1.49%	1.55%	1.53	%(B)	1.51%	1.39%
Portfolio turnover rate	40	%(D)	105%	63%	84%		75%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $4,346.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$6,224,039	$—	$—	$—	$6,224,039
U.S. Government Obligations	6,941,126	—	—	—	6,941,126
Total Securities Lending Transactions	$13,165,165	$—	$—	$—	$13,165,165
Total Borrowings	$13,165,165	$—	$—	$—	$13,165,165

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.760%
Over $250 million up to $500 million	0.730
Over $500 million up to $1 billion	0.705
Over $1 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2020
Service Class	1.15	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 212,748,634	$ 185,483,226	$ 164,363,953	$ 249,942,726

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 921,877,711	$ 177,398,715	$ (11,155,493)	$ 166,243,222

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS (continued)

significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1- and 3-year periods and below its composite benchmark for the past 5-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 9, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,271.10	$4.62	$1,020.70	$4.11	0.82%
Service Class	1,000.00	1,269.20	6.02	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Repurchase Agreement	3.1
Other Investment Company	1.5
Convertible Preferred Stock	0.1
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 3.4%
L3 Harris Technologies, Inc.	88,661	$ 16,768,455
Teledyne Technologies, Inc. (A)	83,358	22,829,255

		39,597,710

Airlines - 0.6%
Ryanair Holdings PLC, ADR (A)	109,005	6,991,581

Auto Components - 0.3%
Visteon Corp. (A)	67,735	3,967,916

Banks - 0.5%
SVB Financial Group (A)	24,037	5,398,470

Biotechnology - 2.4%
Alkermes PLC (A)	3,460	77,988
Celgene Corp. (A)	107,612	9,947,653
Neurocrine Biosciences, Inc. (A)	113,453	9,578,837
Sage Therapeutics, Inc. (A)	18,196	3,331,506
Sarepta Therapeutics, Inc. (A) (B)	35,142	5,339,827

		28,275,811

Capital Markets - 5.6%
Cboe Global Markets, Inc.	67,698	7,015,544
LPL Financial Holdings, Inc.	310,154	25,299,262
MSCI, Inc.	36,989	8,832,603
TD Ameritrade Holding Corp.	485,248	24,223,580

		65,370,989

Commercial Services & Supplies - 2.7%
Cimpress NV (A)	130,482	11,859,509
Edenred	190,740	9,729,707
Ritchie Bros Auctioneers, Inc.	304,963	10,130,871

		31,720,087

Consumer Finance - 0.6%
Synchrony Financial	200,250	6,942,668

Containers & Packaging - 1.4%
Sealed Air Corp.	376,341	16,099,868

Diversified Consumer Services - 1.8%
frontdoor, Inc. (A)	137,129	5,971,968
ServiceMaster Global Holdings, Inc. (A)	274,259	14,286,151

		20,258,119

Electrical Equipment - 2.3%
Sensata Technologies Holding PLC (A)	537,657	26,345,193

Electronic Equipment, Instruments & Components - 5.6%
Belden, Inc.	120,156	7,157,693
Dolby Laboratories, Inc., Class A	176,144	11,378,902
Flex, Ltd. (A)	851,594	8,149,755
National Instruments Corp.	356,807	14,982,326
TE Connectivity, Ltd.	242,767	23,252,223

		64,920,899

Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	155,703	5,824,849

Equity Real Estate Investment Trusts - 3.9%
Crown Castle International Corp.	179,143	23,351,290
Lamar Advertising Co., Class A	272,766	22,014,944

		45,366,234

Health Care Equipment & Supplies - 8.5%
Boston Scientific Corp. (A)	582,735	25,045,950
Cooper Cos., Inc.	75,908	25,572,646

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc. (A)	37,625	$ 9,478,114
STERIS PLC (A)	139,600	20,783,648
Teleflex, Inc.	29,511	9,772,568
Varian Medical Systems, Inc. (A)	55,387	7,539,832

		98,192,758

Hotels, Restaurants & Leisure - 3.2%
Aramark	257,405	9,282,024
Dunkin’ Brands Group, Inc.	201,638	16,062,483
Norwegian Cruise Line Holdings, Ltd. (A)	222,034	11,907,684

		37,252,191

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	97,940	13,751,755

Insurance - 5.3%
Aon PLC	129,353	24,962,542
Intact Financial Corp.	180,602	16,690,049
WR Berkley Corp.	293,791	19,369,641

		61,022,232

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A (A)	39,390	5,750,940

IT Services - 12.5%
Amdocs, Ltd.	280,116	17,392,402
Broadridge Financial Solutions, Inc.	146,539	18,710,099
Euronet Worldwide, Inc. (A)	41,550	6,990,372
Fidelity National Information Services, Inc.	153,667	18,851,868
Gartner, Inc. (A)	60,466	9,731,398
Global Payments, Inc.	178,844	28,638,290
GoDaddy, Inc., Class A (A)	217,205	15,236,931
WEX, Inc. (A)	139,721	29,075,940

		144,627,300

Life Sciences Tools & Services - 4.7%
IQVIA Holdings, Inc. (A)	109,619	17,637,697
PerkinElmer, Inc.	231,342	22,287,489
Waters Corp. (A)	69,572	14,974,677

		54,899,863

Machinery - 2.9%
Middleby Corp. (A)	61,559	8,353,556
Rexnord Corp. (A)	411,829	12,445,472
Wabtec Corp. (B)	178,497	12,808,945

		33,607,973

Media - 0.9%
Omnicom Group, Inc.	131,450	10,772,328

Pharmaceuticals - 1.3%
Catalent, Inc. (A)	233,322	12,648,386
Elanco Animal Health, Inc. (A)	85,162	2,878,475

		15,526,861

Professional Services - 4.6%
CoStar Group, Inc. (A)	41,626	23,063,302
IHS Markit, Ltd. (A)	160,824	10,247,705
Verisk Analytics, Inc.	137,258	20,102,807

		53,413,814

Road & Rail - 0.8%
Old Dominion Freight Line, Inc.	62,912	9,390,245

Semiconductors & Semiconductor Equipment - 7.0%
KLA-Tencor Corp.	137,078	16,202,619

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	75,118	$ 14,110,165
Microchip Technology, Inc. (B)	275,311	23,869,464
ON Semiconductor Corp. (A)	950,201	19,203,562
Xilinx, Inc.	65,216	7,690,271

		81,076,081

Software - 9.1%
Atlassian Corp. PLC, Class A (A)	123,428	16,149,320
Constellation Software, Inc.	32,912	31,019,538
Intuit, Inc.	29,081	7,599,738
Nice, Ltd., ADR (A) (B)	189,232	25,924,784
SS&C Technologies Holdings, Inc.	427,097	24,605,058

		105,298,438

Specialty Retail - 0.6%
Williams-Sonoma, Inc. (B)	101,620	6,605,300

Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	473,005	18,295,833

Trading Companies & Distributors - 0.5%
Ferguson PLC (A)	88,151	6,269,049

Total Common Stocks (Cost $773,619,632)		1,122,833,355

CONVERTIBLE PREFERRED STOCK - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc., 6.75% (B)	7,900	622,125

Total Convertible Preferred Stock (Cost $790,000)		622,125

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	17,455,143	$ 17,455,143

Total Other Investment Company (Cost $17,455,143)		17,455,143

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $36,083,472 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $36,805,493.	$ 36,079,113	36,079,113

Total Repurchase Agreement (Cost $36,079,113)		36,079,113

Total Investments (Cost $827,943,888)		1,176,989,736
Net Other Assets (Liabilities) - (1.5)%		(17,235,327)

Net Assets - 100.0%		$ 1,159,754,409

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,106,834,599	$15,998,756	$—	$1,122,833,355
Convertible Preferred Stock	622,125	—	—	622,125
Other Investment Company	17,455,143	—	—	17,455,143
Repurchase Agreement	—	36,079,113	—	36,079,113

Total Investments	$1,124,911,867	$52,077,869	$—	$1,176,989,736

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,095,084. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $791,864,775) (including securities loaned of $17,095,084)	$1,140,910,623
Repurchase agreement, at value (cost $36,079,113)	36,079,113
Foreign currency, at value (cost $88,952)	89,091
Receivables and other assets:
Investments sold	422,486
Net income from securities lending	10,423
Shares of beneficial interest sold	181,790
Dividends and/or distributions	545,437
Interest	1,453
Prepaid expenses	4,284

Total assets	1,178,244,700

Liabilities:
Cash collateral received upon return of:
Securities on loan	17,455,143
Payables and other liabilities:
Shares of beneficial interest redeemed	90,619
Investment management fees	678,991
Distribution and service fees	30,749
Transfer agent costs	2,754
Trustees, CCO and deferred compensation fees	6,004
Audit and tax fees	17,555
Custody fees	58,740
Legal fees	10,416
Printing and shareholder reports fees	123,206
Other accrued expenses	16,114

Total liabilities	18,490,291

Net assets	$1,159,754,409

Net assets consist of:
Capital stock ($0.01 par value)	$300,368
Additional paid-in capital	718,325,689
Total distributable earnings (accumulated losses)	441,128,352

Net assets	$1,159,754,409

Net assets by class:
Initial Class	$993,330,934
Service Class	166,423,475

Shares outstanding:
Initial Class	25,557,004
Service Class	4,479,758

Net asset value and offering price per share:
Initial Class	$38.87
Service Class	37.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$5,407,213
Interest income	190,035
Net income from securities lending	62,348
Withholding taxes on foreign income	(201,903)

Total investment income	5,457,693

Expenses:
Investment management fees	4,190,962
Distribution and service fees:
Service Class	183,245
Transfer agent costs	7,701
Trustees, CCO and deferred compensation fees	16,103
Audit and tax fees	16,940
Custody fees	50,114
Legal fees	24,559
Printing and shareholder reports fees	70,454
Other	29,986

Total expenses	4,590,064

Net investment income (loss)	867,629

Net realized gain (loss) on:
Investments	29,656,300
Foreign currency transactions	(2,225)

Net realized gain (loss)	29,654,075

Net change in unrealized appreciation (depreciation) on:
Investments	221,203,658
Translation of assets and liabilities denominated in foreign currencies	191

Net change in unrealized appreciation (depreciation)	221,203,849

Net realized and change in unrealized gain (loss)	250,857,924

Net increase (decrease) in net assets resulting from operations	$251,725,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$867,629	$1,538,896
Net realized gain (loss)	29,654,075	61,330,927
Net change in unrealized appreciation (depreciation)	221,203,849	(79,229,217)

Net increase (decrease) in net assets resulting from operations	251,725,553	(16,359,394)

Distributions to shareholders:
Initial Class	—	(41,266,640)
Service Class	—	(6,302,322)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(47,568,962)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,253,970	195,268,556
Service Class	13,332,728	26,651,396

	25,586,698	221,919,952

Dividends and/or distributions reinvested:
Initial Class	—	41,266,640
Service Class	—	6,302,322

	—	47,568,962

Cost of shares redeemed:
Initial Class	(46,586,227)	(104,676,210)
Service Class	(7,129,755)	(18,936,352)

	(53,715,982)	(123,612,562)

Net increase (decrease) in net assets resulting from capital share transactions	(28,129,284)	145,876,352

Net increase (decrease) in net assets	223,596,269	81,947,996

Net assets:
Beginning of period/year	936,158,140	854,210,144

End of period/year	$1,159,754,409	$936,158,140

Capital share transactions - shares:
Shares issued:
Initial Class	349,018	5,762,144
Service Class	381,153	795,516

	730,171	6,557,660

Shares reinvested:
Initial Class	—	1,173,014
Service Class	—	187,013

	—	1,360,027

Shares redeemed:
Initial Class	(1,279,521)	(3,132,402)
Service Class	(208,146)	(589,065)

	(1,487,667)	(3,721,467)

Net increase (decrease) in shares outstanding:
Initial Class	(930,503)	3,802,756
Service Class	173,007	393,464

	(757,496)	4,196,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$30.58		$32.30	$25.23	$28.35		$35.49	$37.94

Investment operations:
Net investment income (loss) (A)	0.03		0.06	0.03	0.04	(B)	(0.25)	0.02
Net realized and unrealized gain (loss)	8.26		(0.25)	7.26	(0.66)		(1.61)	(0.00	)(C)

Total investment operations	8.29		(0.19)	7.29	(0.62)		(1.86)	0.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.02)	(0.03)	—		—	—
Net realized gains	—		(1.51)	(0.19)	(2.50)		(5.28)	(2.47)

Total dividends and/or distributions to shareholders	—		(1.53)	(0.22)	(2.50)		(5.28)	(2.47)

Net asset value, end of period/year	$38.87		$30.58	$32.30	$25.23		$28.35	$35.49

Total return	27.11	%(D)	(1.22)%	29.01%	(2.04)%		(5.03)%	0.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$993,331		$810,104	$732,785	$651,050		$521,496	$768,562
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.83%	0.83%	0.87%		0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.83%	0.83%	0.86	%(B)	0.87%	0.88%
Net investment income (loss) to average net assets	0.20	%(E)	0.19%	0.09%	0.17	%(B)	(0.76)%	0.05%
Portfolio turnover rate	5	%(D)	18%	15%	123%		21%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$29.27		$31.03	$24.27	$27.44		$34.62	$37.16

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.04)	(0.01	)(B)	(0.33)	(0.07)
Net realized and unrealized gain (loss)	7.89		(0.23)	6.99	(0.66)		(1.57)	(0.00	)(C)

Total investment operations	7.88		(0.25)	6.95	(0.67)		(1.90)	(0.07)

Dividends and/or distributions to shareholders:
Net realized gains	—		(1.51)	(0.19)	(2.50)		(5.28)	(2.47)

Net asset value, end of period/year	$37.15		$29.27	$31.03	$24.27		$27.44	$34.62

Total return	26.92	%(D)	(1.46)%	28.74%	(2.30)%		(5.26)%	(0.23)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,423		$126,054	$121,425	$98,654		$107,324	$115,823
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	1.08%	1.08%	1.12%		1.12%	1.13%
Including waiver and/or reimbursement and recapture	1.07	%(E)	1.08%	1.08%	1.11	%(B)	1.12%	1.13%
Net investment income (loss) to average net assets	(0.05	)%(E)	(0.07)%	(0.16)%	(0.04	)%(B)	(1.02)%	(0.20)%
Portfolio turnover rate	5	%(D)	18%	15%	123%		21%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $9,839.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$16,835,857	$—	$—	$—	$16,835,857
Convertible Preferred Stocks	619,286	—	—	—	619,286
Total Securities Lending Transactions	$17,455,143	$—	$—	$—	$17,455,143
Total Borrowings	$17,455,143	$—	$—	$—	$17,455,143

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2020
Service Class	1.15	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 50,963,517	$ —	$ 79,300,876	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 827,943,888	$ 364,807,169	$ (15,761,321)	$ 349,045,848

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE (continued)

result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Capital Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 10-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,208.40	$4.27	$1,020.90	$3.91	0.78%
Service Class	1,000.00	1,208.40	5.64	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	1.1
Other Investment Company	0.7
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 5.1%
Airbus SE	85,541	$ 12,127,460
Boeing Co.	86,898	31,631,741
Safran SA	110,676	16,215,733

		59,974,934

Automobiles - 1.1%
Tesla, Inc. (A) (B)	60,051	13,418,996

Banks - 0.9%
JPMorgan Chase & Co.	93,542	10,457,996

Beverages - 0.7%
Constellation Brands, Inc., Class A	44,944	8,851,271

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (A)	115,213	15,090,599
BioMarin Pharmaceutical, Inc. (A)	111,610	9,559,396
Exact Sciences Corp. (A)	32,413	3,826,030
Sage Therapeutics, Inc. (A)	34,179	6,257,833
Vertex Pharmaceuticals, Inc. (A)	81,220	14,894,124

		49,627,982

Capital Markets - 1.2%
S&P Global, Inc.	63,379	14,437,102

Entertainment - 4.7%
Netflix, Inc. (A)	106,354	39,065,951
Walt Disney Co.	118,471	16,543,291

		55,609,242

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	32,989	6,744,601
Crown Castle International Corp.	54,243	7,070,575

		13,815,176

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	90,980	24,042,375

Health Care Equipment & Supplies - 3.5%
Danaher Corp.	85,861	12,271,254
Edwards Lifesciences Corp. (A)	68,154	12,590,770
Intuitive Surgical, Inc. (A)	32,314	16,950,309

		41,812,333

Health Care Providers & Services - 0.6%
Guardant Health, Inc. (A)	25,435	2,195,803
UnitedHealth Group, Inc.	17,860	4,358,019

		6,553,822

Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (A)	18,110	13,272,457
Marriott International, Inc., Class A	86,929	12,195,269

		25,467,726

Interactive Media & Services - 10.7%
Alphabet, Inc., Class A (A)	27,142	29,389,357
Alphabet, Inc., Class C (A)	27,155	29,352,111
Facebook, Inc., Class A (A)	231,248	44,630,864
Tencent Holdings, Ltd.	532,641	24,042,042

		127,414,374

Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding, Ltd., ADR (A)	188,479	31,937,767
Amazon.com, Inc. (A)	38,480	72,866,882

		104,804,649

	Shares	Value
COMMON STOCKS (continued)
IT Services - 13.8%
Adyen NV (A) (C)	18,861	$ 14,553,830
FleetCor Technologies, Inc. (A)	66,649	18,718,372
Mastercard, Inc., Class A	185,725	49,129,834
PayPal Holdings, Inc. (A)	181,101	20,728,820
Square, Inc., Class A (A)	161,984	11,748,700
Twilio, Inc., Class A (A)	40,175	5,477,861
Visa, Inc., Class A	248,720	43,165,356

		163,522,773

Life Sciences Tools & Services - 2.3%
Illumina, Inc. (A)	73,091	26,908,452

Personal Products - 2.0%
Estee Lauder Cos., Inc., Class A	128,833	23,590,611

Pharmaceuticals - 1.4%
AstraZeneca PLC, ADR	393,218	16,232,039

Road & Rail - 1.8%
Uber Technologies, Inc. (A) (B)	135,860	6,301,187
Union Pacific Corp.	91,944	15,548,650

		21,849,837

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Inc.	47,396	13,643,413
NVIDIA Corp.	142,596	23,418,541
QUALCOMM, Inc.	216,248	16,449,985
Xilinx, Inc.	45,303	5,342,130

		58,854,069

Software - 16.8%
Adobe, Inc. (A)	120,240	35,428,716
Microsoft Corp.	447,661	59,968,668
salesforce.com, Inc. (A)	307,110	46,597,800
SAP SE, ADR	47,828	6,542,871
ServiceNow, Inc. (A)	63,362	17,397,304
Splunk, Inc. (A)	102,303	12,864,602
Workday, Inc., Class A (A)	97,159	19,973,947
Zoom Video Communications, Inc., Class A (A) (B)	7,021	623,395

		199,397,303

Specialty Retail - 1.2%
Home Depot, Inc.	67,538	14,045,878

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	157,197	31,112,430

Textiles, Apparel & Luxury Goods - 5.2%
Kering SA, ADR	277,285	16,362,588
Lululemon Athletica, Inc. (A)	108,339	19,523,771
NIKE, Inc., Class B	300,875	25,258,456

		61,144,815

Total Common Stocks (Cost $922,966,549)		1,172,946,185

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	7,907,342	7,907,342

Total Other Investment Company (Cost $7,907,342)		7,907,342

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $12,607,435 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $12,861,663.

$ 12,605,912	$ 12,605,912

Total Repurchase Agreement (Cost $12,605,912)	12,605,912

Total Investments (Cost $943,479,803)	1,193,459,439
Net Other Assets (Liabilities) - (0.7)%	(8,070,483)

Net Assets - 100.0%	$ 1,185,388,956

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,106,007,120	$66,939,065	$—	$1,172,946,185
Other Investment Company	7,907,342	—	—	7,907,342
Repurchase Agreement	—	12,605,912	—	12,605,912

Total Investments	$1,113,914,462	$79,544,977	$—	$1,193,459,439

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,725,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of the 144A security is $14,553,830, representing 1.2% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $930,873,891) (including securities loaned of $7,725,400)	$1,180,853,527
Repurchase agreement, at value (cost $12,605,912)	12,605,912
Receivables and other assets:
Investments sold	4,762,268
Net income from securities lending	6,987
Shares of beneficial interest sold	53,966
Dividends and/or distributions	236,738
Interest	508
Tax reclaims	52,757
Prepaid expenses	4,627

Total assets	1,198,577,290

Liabilities:
Cash collateral received upon return of:
Securities on loan	7,907,342
Payables and other liabilities:
Investments purchased	4,279,389
Shares of beneficial interest redeemed	150,721
Investment management fees	661,414
Distribution and service fees	33,397
Transfer agent costs	4,472
Trustees, CCO and deferred compensation fees	8,018
Audit and tax fees	19,102
Custody fees	62,051
Legal fees	17,711
Printing and shareholder reports fees	24,388
Other accrued expenses	20,329

Total liabilities	13,188,334

Net assets	$1,185,388,956

Net assets consist of:
Capital stock ($0.01 par value)	$1,036,098
Additional paid-in capital	650,113,502
Total distributable earnings (accumulated losses)	534,239,356

Net assets	$1,185,388,956

Net assets by class:
Initial Class	$1,005,278,819
Service Class	180,110,137

Shares outstanding:
Initial Class	87,081,051
Service Class	16,528,750

Net asset value and offering price per share:
Initial Class	$11.54
Service Class	10.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$4,907,315
Interest income	51,693
Net income from securities lending	16,907
Withholding taxes on foreign income	(114,777)

Total investment income	4,861,138

Expenses:
Investment management fees	4,250,684
Distribution and service fees:
Service Class	212,306
Transfer agent costs	9,591
Trustees, CCO and deferred compensation fees	18,230
Audit and tax fees	18,767
Custody fees	44,020
Legal fees	31,651
Printing and shareholder reports fees	17,553
Other	37,983

Total expenses	4,640,785

Net investment income (loss)	220,353

Net realized gain (loss) on:
Investments	99,059,696
Foreign currency transactions	(24,446)

Net realized gain (loss)	99,035,250

Net change in unrealized appreciation (depreciation) on:
Investments	118,721,346
Translation of assets and liabilities denominated in foreign currencies	(212)

Net change in unrealized appreciation (depreciation)	118,721,134

Net realized and change in unrealized gain (loss)	217,756,384

Net increase (decrease) in net assets resulting from operations	$217,976,737

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$220,353	$1,511,107
Net realized gain (loss)	99,035,250	185,442,133
Net change in unrealized appreciation (depreciation)	118,721,134	(205,921,876)

Net increase (decrease) in net assets resulting from operations	217,976,737	(18,968,636)

Distributions to shareholders:
Initial Class	—	(134,421,151)
Service Class	—	(19,791,239)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(154,212,390)

Capital share transactions:
Proceeds from shares sold:
Initial Class	23,171,999	246,415,117
Service Class	8,967,778	22,618,775

	32,139,777	269,033,892

Dividends and/or distributions reinvested:
Initial Class	—	134,421,151
Service Class	—	19,791,239

	—	154,212,390

Cost of shares redeemed:
Initial Class	(194,456,102)	(277,699,772)
Service Class	(12,996,364)	(28,587,556)

	(207,452,466)	(306,287,328)

Net increase (decrease) in net assets resulting from capital share transactions	(175,312,689)	116,958,954

Net increase (decrease) in net assets	42,664,048	(56,222,072)

Net assets:
Beginning of period/year	1,142,724,908	1,198,946,980

End of period/year	$1,185,388,956	$1,142,724,908

Capital share transactions - shares:
Shares issued:
Initial Class	2,101,382	20,246,318
Service Class	866,591	2,089,621

	2,967,973	22,335,939

Shares reinvested:
Initial Class	—	12,209,006
Service Class	—	1,899,351

	—	14,108,357

Shares redeemed:
Initial Class	(18,765,892)	(25,148,329)
Service Class	(1,230,729)	(2,751,048)

	(19,996,621)	(27,899,377)

Net increase (decrease) in shares outstanding:
Initial Class	(16,664,510)	7,306,995
Service Class	(364,138)	1,237,924

	(17,028,648)	8,544,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014
Net asset value, beginning of period/year	$9.55		$10.77		$8.80		$10.80		$10.54		$10.71

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.02		0.00	(B)	0.00	(B)(C)	(0.00	)(B)	(0.00	)(B)
Net realized and unrealized gain (loss)	1.99		0.06	(D)	3.08		(0.15)		1.14		1.04

Total investment operations	1.99		0.08		3.08		(0.15)		1.14		1.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	) (B)	(0.00	) (B)	—		—		—
Net realized gains	—		(1.30)		(1.11)		(1.85)		(0.88)		(1.21)

Total dividends and/or distributions to shareholders	—		(1.30)		(1.11)		(1.85)		(0.88)		(1.21)

Net asset value, end of period/year	$11.54		$9.55		$10.77		$8.80		$10.80		$10.54

Total return	20.84	%(E)	(0.86)%		36.44%		(1.65)%		11.40%		9.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,005,279		$990,336		$1,038,335		$872,589		$902,263		$1,049,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(F)	0.76%		0.79%		0.80%		0.77%		0.79%
Including waiver and/or reimbursement and recapture	0.78	%(F)	0.76%		0.79%		0.79	%(C)	0.77%		0.79	%(G)
Net investment income (loss) to average net assets	0.08	%(F)	0.15%		0.05%		0.03	%(C)	(0.02)%		(0.02)%
Portfolio turnover rate	24	%(E)	52%		50%		60%		32%		36%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

Service Class
June 30, 2019 (unaudited)	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.02	$10.26	$8.45	$10.47	$10.27	$10.48

Investment operations:
Net investment income (loss) (A)	(0.01)	(0.01)	(0.02)	(0.02	)(B)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.89	0.07	(C)	2.94	(0.15)	1.11	1.03

Total investment operations	1.88	0.06	2.92	(0.17)	1.08	1.00

Dividends and/or distributions to shareholders:
Net realized gains	—	(1.30)	(1.11)	(1.85)	(0.88)	(1.21)

Net asset value, end of period/year	$10.90	$9.02	$10.26	$8.45	$10.47	$10.27

Total return	20.84	%(D)	(1.14)%	36.03%	(1.90)%	11.11%	9.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$180,110	$152,389	$160,612	$112,000	$125,108	$89,936
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)	1.01%	1.04%	1.05%	1.02%	1.04%
Including waiver and/or reimbursement and recapture	1.03	%(E)	1.01%	1.04%	1.04	%(B)	1.02%	1.04	%(F)
Net investment income (loss) to average net assets	(0.17	)%(E)	(0.10)%	(0.21)%	(0.23	)%(B)	(0.28)%	(0.27)%
Portfolio turnover rate	24	%(D)	52%	50%	60%	32%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $18,863.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$7,907,342	$—	$—	$—	$7,907,342
Total Borrowings	$7,907,342	$—	$—	$—	$7,907,342

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.83%
Over $250 million up to $500 million	0.78
Over $500 million up to $1 billion	0.73
Over $1 billion	0.63

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Current Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2020
Service Class	1.14	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 271,077,200	$ —	$ 456,299,016	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 943,479,803	$ 263,933,804	$ (13,954,168)	$ 249,979,636

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Jennison Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Jennison Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,078.10	$0.77	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,077.00	2.06	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	39.4%
U.S. Equity Funds	23.0
U.S. Mixed Allocation Fund	16.6
International Equity Funds	11.1
International Alternative Fund	6.0
U.S. Alternative Fund	2.6
U.S. Government Obligation	0.6
Repurchase Agreement	0.4
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 6.0%
Transamerica Unconstrained Bond (A)	7,953,071	$ 78,337,753

International Equity Funds - 11.1%
Transamerica Emerging Markets Equity (A)	2,537,933	25,227,058
Transamerica International Equity (A)	4,242,591	73,057,409
Transamerica International Growth (A)	4,248,726	30,505,849
Transamerica International Small Cap Value (A)	1,234,278	14,749,620

		143,539,936

U.S. Alternative Fund - 2.6%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,674,105	33,613,495

U.S. Equity Funds - 23.0%
Transamerica Jennison Growth VP (A)	2,728,120	31,482,507
Transamerica JPMorgan Enhanced Index VP (A)	4,909,079	111,730,630
Transamerica JPMorgan Mid Cap Value VP (A)	1,091,117	18,614,457
Transamerica Large Cap Value (A)	5,309,407	59,518,456
Transamerica Mid Cap Value Opportunities (A)	1,706,661	19,694,866
Transamerica T. Rowe Price Small Cap VP (A)	1,449,356	24,682,526
Transamerica WMC US Growth VP (A)	996,955	33,188,648

		298,912,090

U.S. Fixed Income Funds - 39.4%
Transamerica Core Bond (A)	13,657,746	137,943,236
Transamerica Floating Rate (A)	4,295,965	41,928,617
Transamerica High Yield Bond (A)	1,660,934	15,147,715
Transamerica Intermediate Bond (A)	30,591,439	315,703,653

		510,723,221

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 16.6%
Transamerica PIMCO Total Return VP (A)	18,179,559	$ 214,700,591

Total Investment Companies (Cost $1,244,708,065)		1,279,827,086

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 7,676,000	7,673,601

Total U.S. Government Obligation (Cost $7,640,939)		7,673,601

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $4,846,085 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $4,946,310.	4,845,499	4,845,499

Total Repurchase Agreement (Cost $4,845,499)		4,845,499

Total Investments (Cost $1,257,194,503)		1,292,346,186
Net Other Assets (Liabilities) - 0.3%		4,322,080

Net Assets - 100.0%		$ 1,296,668,266

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	2,313	09/30/2019	$270,055,597	$273,295,406	$3,239,809	$—
10-Year U.S. Treasury Note	Long	695	09/19/2019	87,393,849	88,938,281	1,544,432	—
CAD Currency	Long	136	09/17/2019	10,242,840	10,411,480	168,640	—
E-Mini Russell 2000® Index	Short	(230)	09/20/2019	(17,701,173)	(18,021,650)	—	(320,477)
German Euro Bund Index	Short	(362)	09/06/2019	(70,141,443)	(71,105,011)	—	(963,568)
MSCI EAFE Index	Long	164	09/20/2019	15,316,365	15,771,060	454,695	—
MSCI Emerging Markets Index	Short	(10)	09/20/2019	(502,759)	(526,700)	—	(23,941)
S&P 500® E-Mini Index	Long	660	09/20/2019	95,651,120	97,158,600	1,507,480	—
S&P/ASX 200 Index	Short	(118)	09/19/2019	(13,457,504)	(13,584,000)	—	(126,496)
U.S. Treasury Ultra Bond	Short	(348)	09/19/2019	(59,330,481)	(61,791,750)	—	(2,461,269)

Total						$6,915,056	$(3,895,751)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,279,827,086	$—	$—	$1,279,827,086
U.S. Government Obligation	—	7,673,601	—	7,673,601
Repurchase Agreement	—	4,845,499	—	4,845,499

Total Investments	$1,279,827,086	$12,519,100	$—	$1,292,346,186

Other Financial Instruments
Futures Contracts (E)	$6,915,056	$—	$—	$6,915,056

Total Other Financial Instruments	$6,915,056	$—	$—	$6,915,056

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,895,751)	$—	$—	$(3,895,751)

Total Other Financial Instruments	$(3,895,751)	$—	$—	$(3,895,751)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$31,270,460	$—	$—	$2,343,035	$33,613,495	2,674,105	$—	$—
Transamerica Core Bond	141,692,657	2,031,824	(12,162,796)	(851,784)	7,233,335	137,943,236	13,657,746	2,031,824	—
Transamerica Emerging Markets Equity	23,171,332	—	—	—	2,055,726	25,227,058	2,537,933	—	—
Transamerica Floating Rate	39,732,984	1,119,804	(11,940)	49	1,087,720	41,928,617	4,295,965	1,119,806	—
Transamerica High Yield Bond	13,868,912	423,304	(4,491)	(25)	860,015	15,147,715	1,660,934	423,293	—
Transamerica Intermediate Bond	321,774,405	4,573,581	(25,614,258)	(303,754)	15,273,679	315,703,653	30,591,439	4,573,579	—
Transamerica International Equity	66,014,709	—	—	—	7,042,700	73,057,409	4,242,591	—	—
Transamerica International Growth	35,296,736	—	(9,719,724)	(1,997,174)	6,926,011	30,505,849	4,248,726	—	—
Transamerica International Small Cap Value	16,087,621	—	(2,974,926)	(72,100)	1,709,025	14,749,620	1,234,278	—	—
Transamerica Jennison Growth VP	34,459,129	—	(9,117,822)	(54,715)	6,195,915	31,482,507	2,728,120	—	—
Transamerica JPMorgan Enhanced Index VP	105,434,357	—	(12,249,567)	2,296,608	16,249,232	111,730,630	4,909,079	—	—
Transamerica JPMorgan Mid Cap Value VP	15,755,731	—	—	—	2,858,726	18,614,457	1,091,117	—	—
Transamerica Large Cap Value	52,244,478	590,150	—	—	6,683,828	59,518,456	5,309,407	590,150	—
Transamerica Mid Cap Value Opportunities	16,776,476	—	—	—	2,918,390	19,694,866	1,706,661	—	—
Transamerica PIMCO Total Return VP	216,811,161	—	(14,820,109)	(561,097)	13,270,636	214,700,591	18,179,559	—	—
Transamerica T. Rowe Price Small Cap VP	19,986,614	—	—	—	4,695,912	24,682,526	1,449,356	—	—
Transamerica Unconstrained Bond	77,406,431	1,751,179	(3,812,725)	(113,154)	3,106,022	78,337,753	7,953,071	1,751,179	—
Transamerica WMC US Growth VP	28,865,449	—	(2,586,885)	669,062	6,241,022	33,188,648	996,955	—	—

Total	$1,225,379,182	$41,760,302	$(93,075,243)	$(988,084)	$106,750,929	$1,279,827,086	109,467,042	$10,489,831	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,590,627.
(C)	Rate disclosed reflects the yield at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $1,244,708,065)	$1,279,827,086
Unaffiliated investments, at value (cost $7,640,939)	7,673,601
Repurchase agreement, at value (cost $4,845,499)	4,845,499
Receivables and other assets:
Affiliated investments sold	4,818,952
Dividends and/or distributions	526,789
Interest	63,775
Variation margin receivable on futures contracts	1,876,881
Prepaid expenses	4,935

Total assets	1,299,637,518

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	526,789
Shares of beneficial interest redeemed	144,256
Due to custodian	1,825,234
Investment management fees	120,523
Distribution and service fees	201,213
Transfer agent costs	3,739
Trustees, CCO and deferred compensation fees	8,505
Audit and tax fees	20,510
Custody fees	41,018
Legal fees	19,191
Printing and shareholder reports fees	40,817
Other accrued expenses	17,457

Total liabilities	2,969,252

Net assets	$1,296,668,266

Net assets consist of:
Capital stock ($0.01 par value)	$1,216,572
Additional paid-in capital	1,191,098,505
Total distributable earnings (accumulated losses)	104,353,189

Net assets	$1,296,668,266

Net assets by class:
Initial Class	$238,324,004
Service Class	1,058,344,262

Shares outstanding:
Initial Class	22,121,799
Service Class	99,535,383

Net asset value and offering price per share:
Initial Class	$10.77
Service Class	10.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$10,489,831
Interest income from unaffiliated investments	145,040

Total investment income	10,634,871

Expenses:
Investment management fees	770,390
Distribution and service fees:
Service Class	1,290,049
Transfer agent costs	9,693
Trustees, CCO and deferred compensation fees	19,759
Audit and tax fees	18,824
Custody fees	4,297
Legal fees	34,221
Printing and shareholder reports fees	24,782
Other	34,768

Total expenses	2,206,783

Net investment income (loss)	8,428,088

Net realized gain (loss) on:
Affiliated investments	(988,084)
Unaffiliated investments	109,457
Futures contracts	(15,168,969)

Net realized gain (loss)	(16,047,596)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	106,750,929
Unaffiliated investments	(38,244)
Futures contracts	(586,014)
Translation of assets and liabilities denominated in foreign currencies	(12,701)

Net change in unrealized appreciation (depreciation)	106,113,970

Net realized and change in unrealized gain (loss)	90,066,374

Net increase (decrease) in net assets resulting from operations	$98,494,462

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$8,428,088	$30,963,228
Net realized gain (loss)	(16,047,596)	46,612,357
Net change in unrealized appreciation (depreciation)	106,113,970	(137,398,677)

Net increase (decrease) in net assets resulting from operations	98,494,462	(59,823,092)

Distributions to shareholders:
Initial Class	—	(15,176,967)
Service Class	—	(65,295,495)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(80,472,462)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,066,618	26,066,878
Service Class	11,900,529	21,478,141

	26,967,147	47,545,019

Dividends and/or distributions reinvested:
Initial Class	—	15,176,967
Service Class	—	65,295,495

	—	80,472,462

Cost of shares redeemed:
Initial Class	(18,957,801)	(61,534,525)
Service Class	(67,585,072)	(142,897,263)

	(86,542,873)	(204,431,788)

Net increase (decrease) in net assets resulting from capital share transactions	(59,575,726)	(76,414,307)

Net increase (decrease) in net assets	38,918,736	(216,709,861)

Net assets:
Beginning of period/year	1,257,749,530	1,474,459,391

End of period/year	$1,296,668,266	$1,257,749,530

Capital share transactions - shares:
Shares issued:
Initial Class	1,435,714	2,440,680
Service Class	1,163,314	2,028,574

	2,599,028	4,469,254

Shares reinvested:
Initial Class	—	1,449,567
Service Class	—	6,302,654

	—	7,752,221

Shares redeemed:
Initial Class	(1,823,794)	(5,791,834)
Service Class	(6,565,897)	(13,490,123)

	(8,389,691)	(19,281,957)

Net increase (decrease) in shares outstanding:
Initial Class	(388,080)	(1,901,587)
Service Class	(5,402,583)	(5,158,895)

	(5,790,663)	(7,060,482)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.97		$11.06		$10.18		$10.15		$11.05	$11.30

Investment operations:
Net investment income (loss) (A)	0.08		0.26		0.19		0.21	(B)	0.21	0.23
Net realized and unrealized gain (loss)	0.72		(0.69)		1.09		0.26		(0.42)	0.02

Total investment operations	0.80		(0.43)		1.28		0.47		(0.21)	0.25

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.23)		(0.21)		(0.25)	(0.31)
Net realized gains	—		(0.46)		(0.17)		(0.23)		(0.44)	(0.19)

Total dividends and/or distributions to shareholders	—		(0.66)		(0.40)		(0.44)		(0.69)	(0.50)

Net asset value, end of period/year	$10.77		$9.97		$11.06		$10.18		$10.15	$11.05

Total return	7.81	%(C)	(3.98)%		12.81%		4.62%		(1.96)%	2.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$238,324		$224,325		$270,096		$272,589		$293,085	$366,775
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%		0.15%		0.14%		0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15	%(F)	0.15	%(F)	0.13	%(B)	0.14%	0.15%
Net investment income (loss) to average net assets	1.55	%(E)	2.45%		1.77%		2.09	%(B)	1.89%	2.05%
Portfolio turnover rate	3	%(C)	12%		7%		68%		51%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.85		$10.94		$10.07		$10.05		$10.94	$11.19

Investment operations:
Net investment income (loss) (A)	0.07		0.23		0.16		0.19	(B)	0.18	0.20
Net realized and unrealized gain (loss)	0.71		(0.69)		1.08		0.24		(0.41)	0.02

Total investment operations	0.78		(0.46)		1.24		0.43		(0.23)	0.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.20)		(0.18)		(0.22)	(0.28)
Net realized gains	—		(0.46)		(0.17)		(0.23)		(0.44)	(0.19)

Total dividends and/or distributions to shareholders	—		(0.63)		(0.37)		(0.41)		(0.66)	(0.47)

Net asset value, end of period/year	$10.63		$9.85		$10.94		$10.07		$10.05	$10.94

Total return	7.70	%(C)	(4.28)%		12.56%		4.30%		(2.14)%	1.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,058,344		$1,033,425		$1,204,363		$1,161,725		$1,192,169	$1,263,360
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%		0.40%		0.39%		0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40	%(F)	0.40	%(F)	0.38	%(B)	0.39%	0.40%
Net investment income (loss) to average net assets	1.29	%(E)	2.20%		1.53%		1.86	%(B)	1.69%	1.84%
Portfolio turnover rate	3	%(C)	12%		7%		68%		51%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate. Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$4,784,241	$168,640	$1,962,175	$—	$—	$6,915,056
Total	$4,784,241	$168,640	$1,962,175	$—	$—	$6,915,056

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(2,461,269)	$—	$(1,434,482)	$—	$—	$(3,895,751)
Total	$(2,461,269)	$—	$(1,434,482)	$—	$—	$(3,895,751)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$819,558	$21,755	$(16,010,282)	$—	$—	$(15,168,969)
Total	$819,558	$21,755	$(16,010,282)	$—	$—	$(15,168,969)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,983,678	$351,565	$(2,921,257)	$—	$—	$(586,014)
Total	$1,983,678	$351,565	$(2,921,257)	$—	$—	$(586,014)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 310,104,735	$ (143,047,380)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 31,270,460	$ 12,368,596	$ 93,057,773	$ 14,308,789

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,257,194,503	$ 56,112,529	$ (17,941,541)	$ 38,170,988

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT (continued)

recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolios’ financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (formerly, Transamerica Asset Allocation – Conservative VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 10-year period and below the median for the past 1- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 3- and 10-year periods and below its primary benchmark for the past 1- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,151.80	$0.80	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,150.60	2.13	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	52.9%
International Equity Funds	27.0
U.S. Alternative Fund	11.8
U.S. Fixed Income Funds	4.6
International Alternative Fund	1.7
Repurchase Agreement	1.2
U.S. Government Obligation	0.8
Net Other Assets (Liabilities)^	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 1.7%
Transamerica Unconstrained Bond (A)	1,594,847	$ 15,709,245

International Equity Funds - 27.0%
Transamerica Emerging Markets Equity (A)	2,909,577	28,921,195
Transamerica International Equity (A)	6,441,935	110,930,120
Transamerica International Growth (A)	13,218,507	94,908,878
Transamerica International Small Cap Value (A)	1,808,246	21,608,539

		256,368,732

U.S. Alternative Fund - 11.8%
Transamerica BlackRock Global Real Estate Securities VP (A)	8,910,521	112,005,249

U.S. Equity Funds - 52.9%
Transamerica Janus Mid-Cap Growth VP (A)	624,050	24,256,824
Transamerica Jennison Growth VP (A)	7,062,877	81,505,602
Transamerica JPMorgan Enhanced Index VP (A)	4,121,778	93,811,661
Transamerica JPMorgan Mid Cap Value VP (A)	446,868	7,623,575
Transamerica Large Cap Value (A)	13,384,541	150,040,706
Transamerica Mid Cap Value Opportunities (A)	1,430,930	16,512,929
Transamerica Small Cap Value (A)	1,847,176	18,028,437
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	1,913
Transamerica T. Rowe Price Small Cap VP (A)	1,634,496	27,835,475
Transamerica WMC US Growth VP (A)	2,471,704	82,283,021

		501,900,143

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.6%
Transamerica Floating Rate (A)	2,855,557	$ 27,870,234
Transamerica High Yield Bond (A)	1,775,833	16,195,595

		44,065,829

Total Investment Companies (Cost $879,531,710)		930,049,198

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 7,630,000	7,627,616

Total U.S. Government Obligation (Cost $7,590,270)		7,627,616

REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $11,759,538 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $11,994,802.	11,758,117	11,758,117

Total Repurchase Agreement (Cost $11,758,117)		11,758,117

Total Investments (Cost $898,880,097)		949,434,931
Net Other Assets (Liabilities) - (0.0)% (G)		(194,411)

Net Assets - 100.0%		$ 949,240,520

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(162)	09/30/2019	$(18,868,863)	$(19,141,313)	$—	$(272,450)
CAD Currency	Long	241	09/17/2019	18,150,915	18,449,755	298,840	—
E-Mini Russell 2000® Index	Short	(104)	09/20/2019	(8,004,009)	(8,148,920)	—	(144,911)
MSCI EAFE Index	Short	(100)	09/20/2019	(9,349,043)	(9,616,500)	—	(267,457)
MSCI Emerging Markets Index	Long	688	09/20/2019	34,655,984	36,236,960	1,580,976	—
S&P 500® E-Mini Index	Long	785	09/20/2019	113,766,861	115,559,850	1,792,989	—

Total						$3,672,805	$(684,818)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Investment Companies	$930,047,285	$—	$—	$930,047,285
U.S. Government Obligation	—	7,627,616	—	7,627,616
Repurchase Agreement	—	11,758,117	—	11,758,117

Total	$930,047,285	$19,385,733	$—	$949,433,018

Investment Companies Measured at Net Asset Value (D)				1,913

Total Investments				$949,434,931

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Futures Contracts (I)	$3,672,805	$—	$—	$3,672,805

Total Other Financial Instruments	$3,672,805	$—	$—	$3,672,805

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(684,818)	$—	$—	$(684,818)

Total Other Financial Instruments	$(684,818)	$—	$—	$(684,818)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$69,872,984	$28,977,304	$(2,818,897)	$(107,104)	$16,080,962	$112,005,249	8,910,521	$—	$—
Transamerica Emerging Markets Equity	26,564,438	—	—	—	2,356,757	28,921,195	2,909,577	—	—
Transamerica Floating Rate	26,410,782	744,342	(7,937)	(179)	723,226	27,870,234	2,855,557	744,342	—
Transamerica High Yield Bond	26,256,619	458,227	(11,438,512)	(638,877)	1,558,138	16,195,595	1,775,833	458,216	—
Transamerica International Equity	100,236,508	—	—	—	10,693,612	110,930,120	6,441,935	—	—
Transamerica International Growth	72,751,719	12,536,123	(3,419,167)	(757,663)	13,797,866	94,908,878	13,218,507	—	—
Transamerica International Small Cap Value	19,637,551	—	—	—	1,970,988	21,608,539	1,808,246	—	—
Transamerica Janus Mid-Cap Growth VP	21,587,968	—	(3,014,760)	813,635	4,869,981	24,256,824	624,050	—	—
Transamerica Jennison Growth VP	77,261,159	—	(10,720,707)	151,719	14,813,431	81,505,602	7,062,877	—	—
Transamerica JPMorgan Enhanced Index VP	90,937,525	—	(12,485,765)	2,041,234	13,318,667	93,811,661	4,121,778	—	—
Transamerica JPMorgan Mid Cap Value VP	6,452,780	—	—	—	1,170,795	7,623,575	446,868	—	—
Transamerica Large Cap Value	132,924,352	1,487,715	(1,374,200)	196,511	16,806,328	150,040,706	13,384,541	1,487,714	—
Transamerica Mid Cap Value Opportunities	15,403,366	—	(1,542,755)	84,348	2,567,970	16,512,929	1,430,930	—	—
Transamerica Small Cap Value	15,811,826	—	—	—	2,216,611	18,028,437	1,847,176	—	—
Transamerica Small Company Growth Liquidating Trust	1,912	—	—	—	1	1,913	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	26,420,019	—	(4,447,201)	1,318,189	4,544,468	27,835,475	1,634,496	—	—
Transamerica Unconstrained Bond	26,805,852	349,366	(12,011,994)	(776,258)	1,342,279	15,709,245	1,594,847	349,366	—
Transamerica WMC US Growth VP	77,569,313	—	(12,480,061)	2,205,714	14,988,055	82,283,021	2,471,704	—	—

Total	$832,906,673	$44,553,077	$(75,761,956)	$4,531,269	$123,820,135	$930,049,198	72,542,518	$3,039,638	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Non-income producing security.
(C)	Restricted security. At June 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,913	0.0	%(G)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,088,784.
(F)	Rate disclosed reflects the yield at June 30, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $879,531,710)	$930,049,198
Unaffiliated investments, at value (cost $7,590,270)	7,627,616
Repurchase agreement, at value (cost $11,758,117)	11,758,117
Receivables and other assets:
Affiliated investments sold	16,215
Shares of beneficial interest sold	22,844
Dividends and/or distributions	249,526
Interest	64,231
Variation margin receivable on futures contracts	310,940
Prepaid expenses	3,018

Total assets	950,101,705

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	249,525
Shares of beneficial interest redeemed	338,776
Investment management fees	87,076
Distribution and service fees	49,493
Transfer agent costs	2,645
Trustees, CCO and deferred compensation fees	5,789
Audit and tax fees	16,721
Custody fees	28,896
Legal fees	13,856
Printing and shareholder reports fees	56,171
Other accrued expenses	12,237

Total liabilities	861,185

Net assets	$949,240,520

Net assets consist of:
Capital stock ($0.01 par value)	$738,209
Additional paid-in capital	793,639,225
Total distributable earnings (accumulated losses)	154,863,086

Net assets	$949,240,520

Net assets by class:
Initial Class	$684,454,108
Service Class	264,786,412

Shares outstanding:
Initial Class	53,070,955
Service Class	20,749,966

Net asset value and offering price per share:
Initial Class	$12.90
Service Class	12.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,039,638
Interest income from unaffiliated investments	119,658

Total investment income	3,159,296

Expenses:
Investment management fees	556,792
Distribution and service fees:
Service Class	315,732
Transfer agent costs	6,870
Trustees, CCO and deferred compensation fees	14,101
Audit and tax fees	15,486
Custody fees	5,850
Legal fees	24,606
Printing and shareholder reports fees	29,800
Other	25,325

Total expenses	994,562

Net investment income (loss)	2,164,734

Net realized gain (loss) on:
Affiliated investments	4,531,269
Unaffiliated investments	28,808
Futures contracts	(8,489,248)

Net realized gain (loss)	(3,929,171)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	123,820,135
Unaffiliated investments	11,818
Futures contracts	5,542,530
Translation of assets and liabilities denominated in foreign currencies	(6,590)

Net change in unrealized appreciation (depreciation)	129,367,893

Net realized and change in unrealized gain (loss)	125,438,722

Net increase (decrease) in net assets resulting from operations	$127,603,456

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,164,734	$15,599,956
Net realized gain (loss)	(3,929,171)	93,264,958
Net change in unrealized appreciation (depreciation)	129,367,893	(208,232,418)

Net increase (decrease) in net assets resulting from operations	127,603,456	(99,367,504)

Distributions to shareholders:
Initial Class	—	(60,338,639)
Service Class	—	(23,249,371)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(83,588,010)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,117,528	28,219,075
Service Class	13,012,310	12,163,172

	25,129,838	40,382,247

Dividends and/or distributions reinvested:
Initial Class	—	60,338,639
Service Class	—	23,249,371

	—	83,588,010

Cost of shares redeemed:
Initial Class	(34,446,200)	(92,375,308)
Service Class	(15,594,832)	(48,202,227)

	(50,041,032)	(140,577,535)

Net increase (decrease) in net assets resulting from capital share transactions	(24,911,194)	(16,607,278)

Net increase (decrease) in net assets	102,692,262	(199,562,792)

Net assets:
Beginning of period/year	846,548,258	1,046,111,050

End of period/year	$949,240,520	$846,548,258

Capital share transactions - shares:
Shares issued:
Initial Class	970,642	2,152,437
Service Class	1,059,257	917,083

	2,029,899	3,069,520

Shares reinvested:
Initial Class	—	4,655,759
Service Class	—	1,809,290

	—	6,465,049

Shares redeemed:
Initial Class	(2,776,898)	(6,894,162)
Service Class	(1,261,124)	(3,732,787)

	(4,038,022)	(10,626,949)

Net increase (decrease) in shares outstanding:
Initial Class	(1,806,256)	(85,966)
Service Class	(201,867)	(1,006,414)

	(2,008,123)	(1,092,380)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.19		$13.63		$11.35		$10.93		$11.34	$11.30

Investment operations:
Net investment income (loss) (A)	0.03		0.22		0.24		0.17	(B)	0.21	0.17
Net realized and unrealized gain (loss)	1.68		(1.49)		2.51		0.49		(0.43)	0.14

Total investment operations	1.71		(1.27)		2.75		0.66		(0.22)	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)		(0.19)		(0.24)		(0.19)	(0.27)
Net realized gains	—		(0.91)		(0.28)		—		—	—

Total dividends and/or distributions to shareholders	—		(1.17)		(0.47)		(0.24)		(0.19)	(0.27)

Net asset value, end of period/year	$12.90		$11.19		$13.63		$11.35		$10.93	$11.34

Total return	15.18	%(C)	(10.39)%		24.63%		6.08%		(1.93)%	2.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$684,455		$614,229		$749,311		$641,284		$671,549	$830,809
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%		0.15%		0.15%		0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15	%(F)	0.15	%(F)	0.14	%(B)	0.14%	0.15%
Net investment income (loss) to average net assets	0.55	%(E)	1.63%		1.94%		1.58	%(B)	1.82%	1.48%
Portfolio turnover rate	5	%(C)	24%		8%		93%		51%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.09		$13.52		$11.26		$10.84		$11.24	$11.21

Investment operations:
Net investment income (loss) (A)	0.02		0.18		0.21		0.14	(B)	0.19	0.14
Net realized and unrealized gain (loss)	1.65		(1.47)		2.49		0.49		(0.43)	0.13

Total investment operations	1.67		(1.29)		2.70		0.63		(0.24)	0.27

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)		(0.16)		(0.21)		(0.16)	(0.24)
Net realized gains	—		(0.91)		(0.28)		—		—	—

Total dividends and/or distributions to shareholders	—		(1.14)		(0.44)		(0.21)		(0.16)	(0.24)

Net asset value, end of period/year	$12.76		$11.09		$13.52		$11.26		$10.84	$11.24

Total return	15.06	%(C)	(10.70)%		24.37%		5.82%		(2.12)%	2.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$264,786		$232,319		$296,800		$249,614		$270,730	$300,247
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%		0.40%		0.40%		0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40	%(F)	0.40	%(F)	0.39	%(B)	0.39%	0.40%
Net investment income (loss) to average net assets	0.30	%(E)	1.37%		1.69%		1.33	%(B)	1.63%	1.26%
Portfolio turnover rate	5	%(C)	24%		8%		93%		51%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$298,840	$3,373,965	$—	$—	$3,672,805
Total	$—	$298,840	$3,373,965	$—	$—	$3,672,805

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(272,450)	$—	$(412,368)	$—	$—	$(684,818)
Total	$(272,450)	$—	$(412,368)	$—	$—	$(684,818)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,014,142)	$38,092	$(7,513,198)	$—	$—	$(8,489,248)
Total	$(1,014,142)	$38,092	$(7,513,198)	$—	$—	$(8,489,248)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$391,618	$623,453	$4,527,459	$—	$—	$5,542,530
Total	$391,618	$623,453	$4,527,459	$—	$—	$5,542,530

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 130,481,403	$ (44,184,874)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 41,513,427	$ 4,329,880	$ 75,744,535	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 898,880,097	$ 68,291,251	$ (14,748,430)	$ 53,542,821

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (formerly, Transamerica Asset Allocation – Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,111.00	$0.79	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,109.20	2.09	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	45.6%
International Equity Funds	20.5
U.S. Fixed Income Funds	14.6
U.S. Alternative Fund	8.3
U.S. Mixed Allocation Fund	5.5
International Alternative Funds	4.1
U.S. Government Obligation	0.7
Repurchase Agreement	0.3
Net Other Assets (Liabilities) ^	0.4
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Funds - 4.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 36,176
Transamerica Unconstrained Bond (D)	19,672,865	193,777,719

		193,813,895

International Equity Funds - 20.5%
Transamerica Emerging Markets Equity (D)	14,848,204	147,591,146
Transamerica International Equity (D)	26,550,455	457,198,841
Transamerica International Growth (D)	34,088,895	244,758,263
Transamerica International Small Cap Value (D)	9,893,369	118,225,761

		967,774,011

U.S. Alternative Fund - 8.3%
Transamerica BlackRock Global Real Estate Securities VP (D)	31,392,052	394,598,092

U.S. Equity Funds - 45.6%
Transamerica Janus Mid-Cap Growth VP (D)	4,290,994	166,790,947
Transamerica Jennison Growth VP (D)	20,536,805	236,994,729
Transamerica JPMorgan Enhanced Index VP (D)	30,696,147	698,644,309
Transamerica JPMorgan Mid Cap Value VP (D)	4,971,976	84,821,912
Transamerica Large Cap Value (D)	39,864,600	446,882,161
Transamerica Mid Cap Value Opportunities (D)	7,122,980	82,199,185
Transamerica Small Cap Value (D)	7,741,102	75,553,155
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	10,104
Transamerica T. Rowe Price Small Cap VP (D)	7,904,381	134,611,607
Transamerica WMC US Growth VP (D)	6,912,920	230,131,107

		2,156,639,216

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 14.6%
Transamerica Core Bond (D)	12,310,606	$ 124,337,116
Transamerica Floating Rate (D)	10,891,506	106,301,103
Transamerica High Yield Bond (D)	20,739,775	189,146,750
Transamerica Intermediate Bond (D)	26,199,243	270,376,185

		690,161,154

U.S. Mixed Allocation Fund - 5.5%
Transamerica PIMCO Total Return VP (D)	22,247,078	262,737,987

Total Investment Companies (Cost $4,386,598,950)		4,665,724,355

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 31,746,000	31,736,079

Total U.S. Government Obligation (Cost $31,587,207)		31,736,079

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $14,047,841 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $14,329,460.	14,046,143	14,046,143

Total Repurchase Agreement (Cost $14,046,143)		14,046,143

Total Investments (Cost $4,432,232,300)		4,711,506,577
Net Other Assets (Liabilities) - 0.4%		18,358,722

Net Assets - 100.0%		$ 4,729,865,299

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	6,854	09/30/2019	$799,378,488	$809,842,938	$10,464,450	$—
10-Year U.S. Treasury Note	Long	3,647	09/19/2019	459,370,960	466,702,031	7,331,071	—
CAD Currency	Long	970	09/17/2019	73,055,550	74,258,350	1,202,800	—
E-Mini Russell 2000® Index	Short	(2,285)	09/20/2019	(175,857,304)	(179,041,175)	—	(3,183,871)
German Euro Bund Index	Short	(1,317)	09/06/2019	(255,183,013)	(258,688,673)	—	(3,505,660)
MSCI EAFE Index	Long	807	09/20/2019	75,367,725	77,605,155	2,237,430	—
MSCI Emerging Markets Index	Long	726	09/20/2019	36,570,123	38,238,420	1,668,297	—
S&P 500® E-Mini Index	Long	2,961	09/20/2019	429,125,701	435,888,810	6,763,109	—
S&P/ASX 200 Index	Short	(436)	09/19/2019	(49,724,314)	(50,191,730)	—	(467,416)
U.S. Treasury Ultra Bond	Short	(1,247)	09/19/2019	(212,600,890)	(221,420,438)	—	(8,819,548)

Total						$29,667,157	$(15,976,495)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,665,678,075	$—	$—	$4,665,678,075
U.S. Government Obligation	—	31,736,079	—	31,736,079
Repurchase Agreement	—	14,046,143	—	14,046,143

Total	$4,665,678,075	$45,782,222	$—	$4,711,460,297

Investment Companies Measured at Net Asset Value (C)				46,280

Total Investments				$4,711,506,577

Other Financial Instruments
Futures Contracts (H)	$29,667,157	$—	$—	$29,667,157

Total Other Financial Instruments	$29,667,157	$—	$—	$29,667,157

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(15,976,495)	$—	$—	$(15,976,495)

Total Other Financial Instruments	$(15,976,495)	$—	$—	$(15,976,495)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At June 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$36,176	0.0%(I)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,104	0.0(I)

Total			$285,495	$46,280	0.0%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$187,597,015	$171,969,835	$(9,297,326)	$(224,637)	$44,553,205	$394,598,092	31,392,052	$—	$—
Transamerica Core Bond	126,329,428	1,755,400	(9,250,165)	(268,399)	5,770,852	124,337,116	12,310,606	1,755,399	—
Transamerica Emerging Markets Equity	135,564,101	—	—	—	12,027,045	147,591,146	14,848,204	—	—
Transamerica Floating Rate	107,550,845	2,883,879	(7,042,111)	(152,143)	3,060,633	106,301,103	10,891,506	2,883,879	—
Transamerica Global Allocation Liquidating Trust	354,536	—	(301,428)	(300,352)	283,420	36,176	11,961	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond	$182,078,848	$5,351,217	$(9,405,185)	$672,710	$10,449,160	$189,146,750	20,739,775	$5,351,080	$—
Transamerica Intermediate Bond	301,452,288	4,020,567	(47,479,345)	(235,620)	12,618,295	270,376,185	26,199,243	4,020,567	—
Transamerica International Equity	420,782,245	—	(8,474,055)	(313,261)	45,203,912	457,198,841	26,550,455	—	—
Transamerica International Growth	278,842,667	—	(73,302,559)	(17,251,677)	56,469,832	244,758,263	34,088,895	—	—
Transamerica International Small Cap Value	107,441,989	—	—	—	10,783,772	118,225,761	9,893,369	—	—
Transamerica Janus Mid-Cap Growth VP	142,840,793	—	(14,187,296)	5,862,686	32,274,764	166,790,947	4,290,994	—	—
Transamerica Jennison Growth VP	245,344,151	—	(53,893,985)	7,947,908	37,596,655	236,994,729	20,536,805	—	—
Transamerica JPMorgan Enhanced Index VP	681,680,724	—	(97,431,584)	14,247,061	100,148,108	698,644,309	30,696,147	—	—
Transamerica JPMorgan Mid Cap Value VP	71,795,334	—	—	—	13,026,578	84,821,912	4,971,976	—	—
Transamerica Large Cap Value	448,711,092	4,517,660	(63,987,369)	6,320,741	51,320,037	446,882,161	39,864,600	4,517,660	—
Transamerica Mid Cap Value Opportunities	76,032,467	—	(6,937,331)	783,050	12,320,999	82,199,185	7,122,980	—	—
Transamerica PIMCO Total Return VP	262,273,415	—	(15,211,198)	(477,910)	16,153,680	262,737,987	22,247,078	—	—
Transamerica Small Cap Value	66,263,833	—	—	—	9,289,322	75,553,155	7,741,102	—	—
Transamerica Small Company Growth Liquidating Trust	10,100	—	—	—	4	10,104	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	114,928,664	—	(6,937,334)	2,113,124	24,507,153	134,611,607	7,904,381	—	—
Transamerica Unconstrained Bond	201,895,920	4,330,322	(20,769,183)	(661,832)	8,982,492	193,777,719	19,672,865	4,330,322	—
Transamerica WMC US Growth VP	232,676,761	—	(52,606,346)	9,446,472	40,614,220	230,131,107	6,912,920	—	—

Total	$4,392,447,216	$194,828,880	$(496,513,800)	$27,507,921	$547,454,138	$4,665,724,355	358,904,158	$22,858,907	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $31,467,163.
(F)	Rate disclosed reflects the yield at June 30, 2019.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $4,386,598,950)	$4,665,724,355
Unaffiliated investments, at value (cost $31,587,207)	31,736,079
Repurchase agreement, at value (cost $14,046,143)	14,046,143
Receivables and other assets:
Affiliated investments sold	19,433,033
Shares of beneficial interest sold	67
Dividends and/or distributions	1,984,085
Interest	263,032
Variation margin receivable on futures contracts	2,059,661
Prepaid expenses	16,999

Total assets	4,735,263,454

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,984,085
Shares of beneficial interest redeemed	1,793,828
Investment management fees	437,691
Distribution and service fees	712,037
Transfer agent costs	14,086
Trustees, CCO and deferred compensation fees	30,733
Audit and tax fees	56,827
Custody fees	98,745
Legal fees	71,157
Printing and shareholder reports fees	134,045
Other accrued expenses	64,921

Total liabilities	5,398,155

Net assets	$4,729,865,299

Net assets consist of:
Capital stock ($0.01 par value)	$3,711,248
Additional paid-in capital	4,025,105,253
Total distributable earnings (accumulated losses)	701,048,798

Net assets	$4,729,865,299

Net assets by class:
Initial Class	$960,230,270
Service Class	3,769,635,029

Shares outstanding:
Initial Class	74,390,893
Service Class	296,733,892

Net asset value and offering price per share:
Initial Class	$12.91
Service Class	12.70

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$22,858,907
Interest income from unaffiliated investments	741,753

Total investment income	23,600,660

Expenses:
Investment management fees	2,825,661
Distribution and service fees:
Service Class	4,606,459
Transfer agent costs	35,746
Trustees, CCO and deferred compensation fees	72,442
Audit and tax fees	51,083
Custody fees	33,062
Legal fees	126,250
Printing and shareholder reports fees	77,469
Other	129,826

Total expenses	7,957,998

Net investment income (loss)	15,642,662

Net realized gain (loss) on:
Affiliated investments	27,507,921
Unaffiliated investments	490,782
Futures contracts	(90,310,740)

Net realized gain (loss)	(62,312,037)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	547,454,138
Unaffiliated investments	(127,851)
Futures contracts	(12,055,366)
Translation of assets and liabilities denominated in foreign currencies	2,819

Net change in unrealized appreciation (depreciation)	535,273,740

Net realized and change in unrealized gain (loss)	472,961,703

Net increase (decrease) in net assets resulting from operations	$488,604,365

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$15,642,662	$93,075,833
Net realized gain (loss)	(62,312,037)	379,979,043
Net change in unrealized appreciation (depreciation)	535,273,740	(829,685,747)

Net increase (decrease) in net assets resulting from operations	488,604,365	(356,630,871)

Distributions to shareholders:
Initial Class	—	(71,811,962)
Service Class	—	(286,006,319)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(357,818,281)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,221,404	42,317,436
Service Class	7,582,253	37,348,614

	22,803,657	79,666,050

Dividends and/or distributions reinvested:
Initial Class	—	71,811,962
Service Class	—	286,006,319

	—	357,818,281

Cost of shares redeemed:
Initial Class	(55,376,469)	(124,175,123)
Service Class	(239,153,869)	(469,432,405)

	(294,530,338)	(593,607,528)

Net increase (decrease) in net assets resulting from capital share transactions	(271,726,681)	(156,123,197)

Net increase (decrease) in net assets	216,877,684	(870,572,349)

Net assets:
Beginning of period/year	4,512,987,615	5,383,559,964

End of period/year	$4,729,865,299	$4,512,987,615

Capital share transactions - shares:
Shares issued:
Initial Class	1,223,406	3,218,318
Service Class	619,747	2,820,768

	1,843,153	6,039,086

Shares reinvested:
Initial Class	—	5,601,557
Service Class	—	22,627,082

	—	28,228,639

Shares redeemed:
Initial Class	(4,453,579)	(9,505,927)
Service Class	(19,479,719)	(36,568,470)

	(23,933,298)	(46,074,397)

Net increase (decrease) in shares outstanding:
Initial Class	(3,230,173)	(686,052)
Service Class	(18,859,972)	(11,120,620)

	(22,090,145)	(11,806,672)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.61		$13.44		$11.82		$11.96		$12.74	$12.76

Investment operations:
Net investment income (loss) (A)	0.05		0.27		0.25		0.22	(B)	0.23	0.27
Net realized and unrealized gain (loss)	1.25		(1.14)		2.04		0.56		(0.51)	0.06

Total investment operations	1.30		(0.87)		2.29		0.78		(0.28)	0.33

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)		(0.23)		(0.25)		(0.29)	(0.35)
Net realized gains	—		(0.71)		(0.44)		(0.67)		(0.21)	—

Total dividends and/or distributions to shareholders	—		(0.96)		(0.67)		(0.92)		(0.50)	(0.35)

Net asset value, end of period/year	$12.91		$11.61		$13.44		$11.82		$11.96	$12.74

Total return	11.10	%(C)	(7.07)%		19.77%		6.55%		(2.23)%	2.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$960,230		$901,440		$1,052,378		$957,703		$998,156	$1,240,441
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.15	%(E)	0.15%		0.14%		0.14%		0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(E)	0.15	%(F)	0.14	%(F)	0.13	%(B)	0.14%	0.15%
Net investment income (loss) to average net assets	0.88	%(E)	2.03%		1.93%		1.89	%(B)	1.81%	2.09%
Portfolio turnover rate	5	%(C)	18%		4%		70%		26%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.44		$13.26		$11.67		$11.82		$12.60	$12.61

Investment operations:
Net investment income (loss) (A)	0.04		0.23		0.21		0.19	(B)	0.20	0.23
Net realized and unrealized gain (loss)	1.22		(1.12)		2.02		0.55		(0.52)	0.08

Total investment operations	1.26		(0.89)		2.23		0.74		(0.32)	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)		(0.20)		(0.22)		(0.25)	(0.32)
Net realized gains	—		(0.71)		(0.44)		(0.67)		(0.21)	—

Total dividends and/or distributions to shareholders	—		(0.93)		(0.64)		(0.89)		(0.46)	(0.32)

Net asset value, end of period/year	$12.70		$11.44		$13.26		$11.67		$11.82	$12.60

Total return	10.92	%(C)	(7.32)%		19.49%		6.25%		(2.52)%	2.45%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,769,635		$3,611,548		$4,331,182		$3,799,618		$3,856,895	$4,124,411
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40	%(E)	0.40%		0.39%		0.39%		0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(E)	0.40	%(F)	0.39	%(F)	0.38	%(B)	0.39%	0.40%
Net investment income (loss) to average net assets	0.63	%(E)	1.77%		1.69%		1.66	%(B)	1.62%	1.86%
Portfolio turnover rate	5	%(C)	18%		4%		70%		26%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$17,795,521	$1,202,800	$10,668,836	$—	$—	$29,667,157
Total	$17,795,521	$1,202,800	$10,668,836	$—	$—	$29,667,157

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(8,819,548)	$—	$(7,156,947)	$—	$—	$(15,976,495)
Total	$(8,819,548)	$—	$(7,156,947)	$—	$—	$(15,976,495)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$4,713,417	$153,322	$(95,177,479)	$—	$—	$(90,310,740)
Total	$4,713,417	$153,322	$(95,177,479)	$—	$—	$(90,310,740)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$6,824,926	$2,509,328	$(21,389,620)	$—	$—	$(12,055,366)
Total	$6,824,926	$2,509,328	$(21,389,620)	$—	$—	$(12,055,366)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 1,298,734,570	$ (680,389,677)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discounted by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 171,969,835	$ 69,148,782	$ 496,473,352	$ 68,647,205

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,432,232,300	$ 371,699,121	$ (78,734,182)	$ 292,964,939

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (formerly, Transamerica Asset Allocation – Moderate Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,091.10	$0.73	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,089.70	2.02	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	37.2%
U.S. Fixed Income Funds	27.4
International Equity Funds	14.7
U.S. Mixed Allocation Fund	11.0
International Alternative Funds	5.1
U.S. Alternative Fund	3.2
Repurchase Agreement	0.8
U.S. Government Obligation	0.6
Net Other Assets (Liabilities)^	0.0 *
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Alternative Funds - 5.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 18,859
Transamerica Unconstrained Bond (D)	32,437,221	319,506,627

		319,525,486

International Equity Funds - 14.7%
Transamerica Emerging Markets Equity (D)	15,279,646	151,879,686
Transamerica International Equity (D)	25,265,919	435,079,120
Transamerica International Growth (D)	32,633,005	234,304,975
Transamerica International Small Cap Value (D)	8,700,125	103,966,493

		925,230,274

U.S. Alternative Fund - 3.2%
Transamerica BlackRock Global Real Estate Securities VP (D)	16,318,407	205,122,371

U.S. Equity Funds - 37.2%
Transamerica Janus Mid-Cap Growth VP (D)	4,905,612	190,681,151
Transamerica Jennison Growth VP (D)	24,128,819	278,446,572
Transamerica JPMorgan Enhanced Index VP (D)	32,818,277	746,943,982
Transamerica JPMorgan Mid Cap Value VP (D)	3,597,396	61,371,578
Transamerica Large Cap Value (D)	44,244,845	495,984,713
Transamerica Mid Cap Value Opportunities (D)	8,947,216	103,250,876
Transamerica Small Cap Value (D)	5,922,516	57,803,757
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	3,707
Transamerica T. Rowe Price Small Cap VP (D)	8,320,633	141,700,383
Transamerica WMC US Growth VP (D)	8,043,502	267,768,179

		2,343,954,898

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 27.4%
Transamerica Core Bond (D)	37,937,610	$ 383,169,858
Transamerica Floating Rate (D)	16,999,256	165,912,734
Transamerica High Yield Bond (D)	24,109,961	219,882,845
Transamerica Intermediate Bond (D)	92,678,755	956,444,755

		1,725,410,192

U.S. Mixed Allocation Fund - 11.0%
Transamerica PIMCO Total Return VP (D)	58,833,583	694,824,618

Total Investment Companies (Cost $5,927,933,433)		6,214,067,839

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note 2.00%, 01/31/2020 (E)	$ 39,519,000	39,506,650

Total U.S. Government Obligation (Cost $39,311,219)		39,506,650

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $51,385,358 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $52,411,101.	51,379,150	51,379,150

Total Repurchase Agreement (Cost $51,379,150)		51,379,150

Total Investments (Cost $6,018,623,802)		6,304,953,639
Net Other Assets (Liabilities) - 0.0% (G)		249,093

Net Assets - 100.0%		$ 6,305,202,732

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	9,923	09/30/2019	$1,156,962,981	$1,172,464,469	$15,501,488	$—
10-Year U.S. Treasury Note	Long	3,285	09/19/2019	413,107,804	420,377,344	7,269,540	—
CAD Currency	Long	779	09/17/2019	58,670,385	59,636,345	965,960	—
E-Mini Russell 2000® Index	Short	(2,641)	09/20/2019	(203,255,639)	(206,935,555)	—	(3,679,916)
German Euro Bund Index	Short	(1,757)	09/06/2019	(340,437,695)	(345,114,654)	—	(4,676,959)
MSCI EAFE Index	Long	1,312	09/20/2019	122,530,926	126,168,480	3,637,554	—
MSCI Emerging Markets Index	Long	576	09/20/2019	29,014,312	30,337,920	1,323,608	—
S&P 500® E-Mini Index	Long	3,595	09/20/2019	521,008,745	529,219,950	8,211,205	—
S&P/ASX 200 Index	Short	(567)	09/19/2019	(64,664,408)	(65,272,273)	—	(607,865)
U.S. Treasury Ultra Bond	Short	(1,393)	09/19/2019	(237,492,412)	(247,344,562)	—	(9,852,150)

Total						$36,909,355	$(18,816,890)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,214,045,273	$—	$—	$6,214,045,273
U.S. Government Obligation	—	39,506,650	—	39,506,650
Repurchase Agreement	—	51,379,150	—	51,379,150

Total	$6,214,045,273	$90,885,800	$—	$6,304,931,073

Investment Companies Measured at Net Asset Value (C)				22,566

Total Investments				$6,304,953,639

Other Financial Instruments
Futures Contracts (I)	$36,909,355	$—	$—	$36,909,355

Total Other Financial Instruments	$36,909,355	$—	$—	$36,909,355

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(18,816,890)	$—	$—	$(18,816,890)

Total Other Financial Instruments	$(18,816,890)	$—	$—	$(18,816,890)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At June 30, 2019, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$18,859	0.0	%(G)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,707	0.0	(G)

Total			$123,746	$22,566	0.0	%(G)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$191,778,014	$—	$—	$13,344,357	$205,122,371	16,318,407	$—	$—
Transamerica Core Bond	384,860,185	5,464,960	(24,280,798)	(2,253,635)	19,379,146	383,169,858	37,937,610	5,464,960	—
Transamerica Emerging Markets Equity	139,503,172	—	—	—	12,376,514	151,879,686	15,279,646	—	—
Transamerica Floating Rate	157,224,550	4,431,103	(47,248)	(1,162)	4,305,491	165,912,734	16,999,256	4,431,103	—
Transamerica Global Allocation Liquidating Trust	184,825	—	(157,140)	(156,578)	147,752	18,859	6,235	—	—
Transamerica High Yield Bond	201,319,851	6,144,644	(65,185)	(3,148)	12,486,683	219,882,845	24,109,961	6,144,485	—
Transamerica Intermediate Bond	971,445,954	13,779,613	(73,908,706)	(611,203)	45,739,097	956,444,755	92,678,755	13,779,613	—
Transamerica International Equity	393,137,695	—	—	—	41,941,425	435,079,120	25,265,919	—	—
Transamerica International Growth	258,208,140	—	(60,789,830)	(12,545,845)	49,432,510	234,304,975	32,633,005	—	—
Transamerica International Small Cap Value	94,483,357	—	—	—	9,483,136	103,966,493	8,700,125	—	—
Transamerica Janus Mid-Cap Growth VP	150,013,625	—	—	—	40,667,526	190,681,151	4,905,612	—	—
Transamerica Jennison Growth VP	287,788,619	—	(60,421,516)	4,843,542	46,235,927	278,446,572	24,128,819	—	—
Transamerica JPMorgan Enhanced Index VP	606,860,882	53,301,486	(27,673,324)	5,113,661	109,341,277	746,943,982	32,818,277	—	—
Transamerica JPMorgan Mid Cap Value VP	51,946,400	—	—	—	9,425,178	61,371,578	3,597,396	—	—
Transamerica Large Cap Value	451,426,090	4,960,371	(18,654,595)	(434,447)	58,687,294	495,984,713	44,244,845	4,960,370	—
Transamerica Mid Cap Value Opportunities	87,951,136	—	—	—	15,299,740	103,250,876	8,947,216	—	—
Transamerica PIMCO Total Return VP	702,557,944	—	(48,903,254)	(4,212,113)	45,382,041	694,824,618	58,833,583	—	—
Transamerica Small Cap Value	50,696,738	—	—	—	7,107,019	57,803,757	5,922,516	—	—
Transamerica Small Company Growth Liquidating Trust	3,706	—	—	—	1	3,707	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	114,741,532	—	—	—	26,958,851	141,700,383	8,320,633	—	—
Transamerica Unconstrained Bond	310,230,362	7,071,261	(9,841,118)	(206,388)	12,252,510	319,506,627	32,437,221	7,071,261	—
Transamerica WMC US Growth VP	264,066,865	—	(52,737,856)	8,625,312	47,813,858	267,768,179	8,043,502	—	—

Total	$5,678,651,628	$286,931,452	$(377,480,570)	$(1,842,004)	$627,807,333	$6,214,067,839	502,134,498	$41,851,792	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $39,307,713.
(F)	Rate disclosed reflects the yield at June 30, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $5,927,933,433)	$6,214,067,839
Unaffiliated investments, at value (cost $39,311,219)	39,506,650
Repurchase agreement, at value (cost $51,379,150)	51,379,150
Receivables and other assets:
Affiliated Investments sold	186,145
Dividends and/or distributions	2,824,000
Interest	331,530
Variation margin receivable on futures contracts	2,541,540
Prepaid expenses	24,524

Total assets	6,310,861,378

Liabilities:
Payables and other liabilities:
Affiliated Investments purchased	2,824,000
Shares of beneficial interest redeemed	642,044
Investment management fees	583,193
Distribution and service fees	1,083,224
Transfer agent costs	16,840
Trustees, CCO and deferred compensation fees	38,667
Audit and tax fees	66,149
Custody fees	98,886
Legal fees	79,412
Printing and shareholder reports fees	143,628
Other accrued expenses	82,603

Total liabilities	5,658,646

Net assets	$6,305,202,732

Net assets consist of:
Capital stock ($0.01 par value)	$5,233,732
Additional paid-in capital	5,626,679,741
Total distributable earnings (accumulated losses)	673,289,259

Net assets	$6,305,202,732

Net assets by class:
Initial Class	$565,585,676
Service Class	5,739,617,056

Shares outstanding:
Initial Class	46,286,602
Service Class	477,086,586

Net asset value and offering price per share:
Initial Class	$12.22
Service Class	12.03

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$41,851,792
Interest income from unaffiliated investments	1,020,945

Total investment income	42,872,737

Expenses:
Investment management fees	3,695,062
Distribution and service fees:
Service Class	6,852,712
Transfer agent costs	45,540
Trustees, CCO and deferred compensation fees	93,673
Audit and tax fees	60,730
Custody fees	26,935
Legal fees	154,599
Printing and shareholder reports fees	82,054
Other	161,231

Total expenses	11,172,536

Net investment income (loss)	31,700,201

Net realized gain (loss) on:
Affiliated investments	(1,842,004)
Unaffiliated investments	500,128
Futures contracts	(113,005,774)

Net realized gain (loss)	(114,347,650)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	627,807,333
Unaffiliated investments	(149,719)
Futures contracts	(11,243,646)
Translation of assets and liabilities denominated in foreign currencies	16,506

Net change in unrealized appreciation (depreciation)	616,430,474

Net realized and change in unrealized gain (loss)	502,082,824

Net increase (decrease) in net assets resulting from operations	$533,783,025

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$31,700,201	$124,856,106
Net realized gain (loss)	(114,347,650)	342,620,948
Net change in unrealized appreciation (depreciation)	616,430,474	(809,456,445)

Net increase (decrease) in net assets resulting from operations	533,783,025	(341,979,391)

Distributions to shareholders:
Initial Class	—	(39,342,021)
Service Class	—	(368,161,013)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(407,503,034)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,945,100	29,032,775
Service Class	36,767,229	173,013,083

	43,712,329	202,045,858

Dividends and/or distributions reinvested:
Initial Class	—	39,342,021
Service Class	—	368,161,013

	—	407,503,034

Cost of shares redeemed:
Initial Class	(39,421,066)	(84,872,554)
Service Class	(130,733,330)	(267,243,346)

	(170,154,396)	(352,115,900)

Net increase (decrease) in net assets resulting from capital share transactions	(126,442,067)	257,432,992

Net increase (decrease) in net assets	407,340,958	(492,049,433)

Net assets:
Beginning of period/year	5,897,861,774	6,389,911,207

End of period/year	$6,305,202,732	$5,897,861,774

Capital share transactions - shares:
Shares issued:
Initial Class	589,882	2,369,901
Service Class	3,167,378	14,119,562

	3,757,260	16,489,463

Shares reinvested:
Initial Class	—	3,270,326
Service Class	—	31,016,092

	—	34,286,418

Shares redeemed:
Initial Class	(3,344,935)	(6,904,833)
Service Class	(11,254,977)	(22,136,530)

	(14,599,912)	(29,041,363)

Net increase (decrease) in shares outstanding:
Initial Class	(2,755,053)	(1,264,606)
Service Class	(8,087,599)	22,999,124

	(10,842,652)	21,734,518

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.18		$12.62		$11.30		$11.22		$12.17	$12.10

Investment operations:
Net investment income (loss) (A)	0.07		0.27		0.22		0.22	(B)	0.24	0.26
Net realized and unrealized gain (loss)	0.97		(0.88)		1.61		0.40		(0.52)	0.09

Total investment operations	1.04		(0.61)		1.83		0.62		(0.28)	0.35

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)		(0.23)		(0.25)		(0.25)	(0.28)
Net realized gains	—		(0.61)		(0.28)		(0.29)		(0.42)	—

Total dividends and/or distributions to shareholders	—		(0.83)		(0.51)		(0.54)		(0.67)	(0.28)

Net asset value, end of period/year	$12.22		$11.18		$12.62		$11.30		$11.22	$12.17

Total return	9.11	%(C)	(5.13)%		16.47%		5.56%		(2.23)%	2.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$565,586		$548,520		$634,841		$610,851		$642,102	$838,875
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.14	%(E)	0.15%		0.14%		0.14%		0.14%	0.14%
Including waiver and/or reimbursement and recapture	0.14	%(E)	0.15	%(F)	0.14	%(F)	0.13	%(B)	0.14%	0.14%
Net investment income (loss) to average net assets	1.27	%(E)	2.20%		1.84%		1.96	%(B)	1.97%	2.10%
Portfolio turnover rate	5	%(C)	14%		3%		63%		33%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.03		$12.45		$11.16		$11.09		$12.03	$11.97

Investment operations:
Net investment income (loss) (A)	0.06		0.24		0.19		0.19	(B)	0.21	0.24
Net realized and unrealized gain (loss)	0.94		(0.86)		1.58		0.39		(0.51)	0.07

Total investment operations	1.00		(0.62)		1.77		0.58		(0.30)	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.20)		(0.22)		(0.22)	(0.25)
Net realized gains	—		(0.61)		(0.28)		(0.29)		(0.42)	—

Total dividends and/or distributions to shareholders	—		(0.80)		(0.48)		(0.51)		(0.64)	(0.25)

Net asset value, end of period/year	$12.03		$11.03		$12.45		$11.16		$11.09	$12.03

Total return	8.97	%(C)	(5.35)%		16.12%		5.26%		(2.48)%	2.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,739,617		$5,349,342		$5,755,070		$5,365,006		$5,536,501	$5,880,534
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.39	%(E)	0.40%		0.39%		0.39%		0.39%	0.39%
Including waiver and/or reimbursement and recapture	0.39	%(E)	0.40	%(F)	0.39	%(F)	0.38	%(B)	0.39%	0.39%
Net investment income (loss) to average net assets	1.03	%(E)	1.98%		1.60%		1.72	%(B)	1.79%	1.97%
Portfolio turnover rate	5	%(C)	14%		3%		63%		33%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective January 12,2018, Transamerica Asset Allocation – Moderate VP changed its name to Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Portfolio is a series of TST and is classified as diversified under the 1940 Act.

The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

1. ORGANIZATION (continued)

of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$22,771,029	$965,960	$13,172,366	$—	$—	$36,909,355
Total	$22,771,029	$965,960	$13,172,366	$—	$—	$36,909,355

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(14,529,108)	$—	$(4,287,782)	$—	$—	$(18,816,890)
Total	$(14,529,108)	$—	$(4,287,782)	$—	$—	$(18,816,890)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$6,950,974	$123,135	$(120,079,883)	$—	$—	$(113,005,774)
Total	$6,950,974	$123,135	$(120,079,883)	$—	$—	$(113,005,774)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$6,551,286	$2,015,220	$(19,810,152)	$—	$—	$(11,243,646)
Total	$6,551,286	$2,015,220	$(19,810,152)	$—	$—	$(11,243,646)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 1,582,385,185	$ (809,372,053)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discounted by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 245,079,501	$ 84,766,047	$ 377,286,594	$ 76,407,307

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 6,018,623,802	$ 402,837,733	$ (98,415,431)	$ 304,422,302

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (formerly, Transamerica Asset Allocation – Moderate VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,060.70	$2.66	$1,022.20	$2.61	0.52%
Service Class	1,000.00	1,059.00	3.93	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.75
Duration †	5.99

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	55.2%
AAA	9.1
AA	4.9
A	10.2
BBB	13.7
BB	0.1
B	0.0 *
CCC and Below	0.0 *
Not Rated	7.7
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
Ally Auto Receivables Trust Series 2016-2, Class A4, 1.60%, 01/15/2021	$ 152,283	$ 152,032
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	285,534	287,868
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	109,681	109,722
Series 2018-2, Class B,
3.46%, 08/10/2022 (A)	549,000	551,226
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	460,532	482,265
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	168,124
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	198,314
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	877,883	906,131
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,257,796
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,887
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	760,310
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	484,806
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	350,000	355,688
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	498,398
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	268,681
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	144,499
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	326,686
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (A)	495,712	495,712
ARIVO Series 2018-1, Class A, 5.17%, 09/15/2019 (B) (C)	722,896	722,896
Axis Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (A)	38,193	38,159
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	23,805	23,708
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	490,867	491,335
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	442,840	440,695
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (A)	21,472	21,463

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	$ 569,811	$ 575,918
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	718,321	728,847
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,600,000	1,608,000
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (A)	18,747	18,735
Cabela’s Credit Card Master Note Trust Series 2015-1A, Class A1, 2.26%, 03/15/2023	600,000	599,600
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023	1,082,860	1,080,491
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (A)	1,320,000	1,323,109
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	199,731
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	349,443
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	18,730	18,695
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	198,569
Carnow Auto Receivables Trust Series 2018-1A, Class B, 4.26%, 09/15/2023 (A)	1,560,000	1,581,359
Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 06/17/2024 (A)	1,350,000	1,352,702
Chase Funding Loan Acquisition Trust Series 2003-C2, Class 1A, 4.75%, 12/25/2019	2,825	2,815
Chase Funding Trust Series 2003-6, Class 1A7, 5.03% (D), 11/25/2034	37,291	38,995
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (A)	131,526	131,437
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6, 2.15%, 07/15/2021	130,000	129,986
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 01/15/2024 (A)	189,828	189,441
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	229,038	228,938
Corevest American Finance Trust Series 2019-1, Class B, 3.88%, 03/15/2052 (A)	690,000	712,520
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	27,998	28,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	$ 47,413	$ 47,591
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	347,947
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	505,411	506,404
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	767,938
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	231,263	231,263
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	250,564
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	250,815
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,266,382
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	415,307
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	825,000	842,690
CSMA SFR Holdings LLC Series 2019-1, Class A, 2.00%, 04/25/2023 (C)	1,081,787	1,081,276
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	262,754	265,133
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	524,174	531,632
Discover Card Execution Note Trust Series 2012-A6, Class A6, 1.67%, 01/18/2022	220,000	219,934
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	210,984	211,163
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	127,447	127,781
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	245,742	247,392
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	658,188
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,536,285
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	123,166	123,276
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	378,392
Series 2018-4, Class C,
3.66%, 11/15/2024	944,000	956,950
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	351,865
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022	600,000	600,000
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	331,800	333,826

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	$ 339,000	$ 341,040
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	306,957	307,098
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	307,775
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (A)	64,574	64,596
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	349,266	351,997
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	110,813	110,847
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	182,551
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	56,598	56,547
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	670,588
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	353,000	357,149
First Investors Auto Owner Trust Series 2017-3A, Class A2, 2.41%, 12/15/2022 (A)	625,000	625,209
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	108,072	108,330
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,274
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,964
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	423,941
Fort Cre LLC 1-Month LIBOR + 2.83%, 4.96% (D), 11/21/2035 (A)	1,535,000	1,534,731
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (A)	556,304	567,038
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	280,460	281,964
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	660,226	666,729
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 01/17/2023 (A)	374,215	377,322
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	75,741	75,764
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,361,004	1,344,433
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	179,396	185,577
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	779,812	792,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Headlands Residential LLC Series 2018, 4.25% (D), 06/25/2023 (A)	$ 1,160,000	$ 1,166,074
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	592,252	625,054
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	712,174	743,043
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	201,500	202,579
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 03/15/2024 (A)	1,400,000	1,419,739
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (D), 08/25/2038 (A)	741,651	17,905
Series 2013-2, Class A,
1.66% (D), 03/25/2039 (A)	665,424	28,094
Series 2014-2, Class A,
3.16% (D), 04/25/2040 (A)	283,817	23,392
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (A)	781,190	785,237
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	772,059	774,287
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	784,839
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,059,880
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 03/15/2028 (A)	166,904	166,834
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4, 1.75%, 12/15/2021	57,478	57,408
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (A)	351,000	353,371
OneMain Financial Issuance Trust Series 2016-1A, Class A, 3.66%, 02/20/2029 (A)	300,850	302,127
Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 07/08/2024 (A)	1,165,000	1,184,989
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 06/08/2023 (A)	405,000	404,852
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (A)	309,000	309,144
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (A)	655,000	661,653
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 04/09/2038 (A)	2,430,506	2,464,851

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83% (D), 09/25/2058 (A)	$ 644,468	$ 652,146
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,383,776	1,382,594
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	326,629
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,732,332	1,733,266
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	301,703
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	201,732
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	665,478
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (A)	1,550,000	1,553,964
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	240,125	250,641
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (A)	794,407	798,841
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,573,366
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	743,324
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (A)	619,000	622,670
SART 4.75%, 06/15/2025	1,546,316	1,574,768
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.66% (D), 06/25/2033	3,961	4,028
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36% (D), 01/25/2036	19,752	17,221
Sofi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (A)	76,588	76,874
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	1,593,000	1,627,422
Series 2019-A2, Class A,
2.34%, 06/16/2025	1,700,000	1,699,877
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 09/15/2024	750,000	769,574
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4,
1.47%, 09/15/2021	185,436	184,905
Series 2016-B, Class A3,
1.30%, 04/15/2020	2,064	2,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	$ 401,805	$ 405,363
Series 2018-2A, Class A,
3.96%, 10/15/2021 (A)	942,326	947,296
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (A)	374,350	373,942
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (A)	228,701	229,795
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	657,993	673,097
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	1,200,000	1,219,033
Vericrest Opportunity Loan Trust Series 2018-NPL2, Class A1, 4.34% (D), 05/25/2048 (A)	500,955	505,459
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	8,214	8,207
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,031,916
Veros Automobile Receivables Trust Series 2018-1, Class B, 4.05%, 02/15/2024 (A)	1,250,000	1,267,055
VM Debt LLC Series 2017-1, Class A, 7.00%, 10/02/2024 (A) (B) (C) (E)	1,071,293	1,071,293
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (D), 10/25/2047 (A)	942,850	945,798
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21% (D), 08/25/2048 (A)	413,852	417,791
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38% (D), 06/25/2048 (A)	596,116	600,477
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34% (D), 07/27/2048 (A)	506,467	510,526
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11% (D), 09/25/2048 (A)	431,884	435,989
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21% (D), 10/26/2048 (A)	1,346,296	1,354,747
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34% (D), 01/25/2049 (A)	988,802	1,002,158
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	345,926	360,495
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	229,066	229,275

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	$ 155,460	$ 155,961
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	349,867	349,812
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	196,427	196,490
World Financial Network Credit Card Master Trust 3.14%, 12/15/2025	730,000	748,373
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	68,947	68,813
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	148,798

Total Asset-Backed Securities (Cost $89,530,625)		90,194,153

CORPORATE DEBT SECURITIES - 24.4%
Aerospace & Defense - 0.3%
Airbus Finance BV 2.70%, 04/17/2023 (A)	43,000	43,526
Airbus SE 3.15%, 04/10/2027 (A)	164,000	169,441
Harris Corp. 3.83%, 04/27/2025	200,000	210,373
Lockheed Martin Corp. 4.50%, 05/15/2036	100,000	114,741
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	153,979
3.85%, 04/15/2045	38,000	39,161
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	40,000	57,156
Precision Castparts Corp.
3.25%, 06/15/2025	113,000	118,103
4.20%, 06/15/2035	170,000	182,913
Rockwell Collins, Inc. 3.20%, 03/15/2024	70,000	72,073
United Technologies Corp.
3.65%, 08/16/2023	64,000	67,027
3.75%, 11/01/2046	155,000	158,005
3.95%, 08/16/2025	60,000	64,704
4.15%, 05/15/2045	163,000	175,092
4.45%, 11/16/2038	60,000	67,325
4.50%, 06/01/2042	241,000	272,655
5.70%, 04/15/2040	265,000	336,154

		2,302,428

Air Freight & Logistics - 0.0% (F)
FedEx Corp. 3.90%, 02/01/2035	96,000	96,501

Airlines - 0.6%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	155,904	157,109
3.55%, 07/15/2031 (A)	221,189	222,168
4.13%, 11/15/2026 (A)	186,633	196,208
American Airlines Pass-Through Trust
3.00%, 04/15/2030	377,628	376,798
3.38%, 11/01/2028	200,695	204,027

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust (continued)
3.65%, 02/15/2029 - 12/15/2029	$ 145,734	$ 150,435
3.70%, 04/15/2027 - 04/01/2028	347,478	349,566
4.95%, 07/15/2024	102,122	107,075
British Airways Pass-Through Trust 4.13%, 03/20/2033 (A)	300,590	313,515
Continental Airlines Pass-Through Trust 5.98%, 10/19/2023	33,325	35,348
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	339,480	357,454
4.75%, 11/07/2021	41,026	41,715
Southwest Airlines Co. 2.75%, 11/06/2019 (G)	163,000	162,960
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	145,775	149,230
United Airlines Pass-Through Trust
3.45%, 01/07/2030	127,999	130,518
3.65%, 07/07/2027	149,954	150,051
4.15%, 02/25/2033	335,000	359,457
4.55%, 08/25/2031	300,000	322,400
US Airways Pass-Through Trust 5.90%, 04/01/2026	309,794	341,423

		4,127,457

Automobiles - 0.0% (F)
General Motors Co. 6.60%, 04/01/2036	240,000	265,681

Banks - 4.3%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	319,000	319,056
4.75%, 07/28/2025 (A)	200,000	214,068
AIB Group PLC 4.75%, 10/12/2023 (A)	290,000	304,872
ASB Bank, Ltd. 3.13%, 05/23/2024 (A)	465,000	473,990
Australia & New Zealand Banking Group, Ltd. 4.88%, 01/12/2021 (A)	100,000	103,898
Bank of America Corp.
Fixed until 04/24/2022, 2.88% (D), 04/24/2023	395,000	399,126
Fixed until 12/20/2022, 3.00% (D), 12/20/2023	237,000	241,348
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	198,000	202,885
3.25%, 10/21/2027, MTN	942,000	965,166
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	200,000	206,378
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	442,468
Fixed until 03/05/2023, 3.55% (D), 03/05/2024	126,000	130,622
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	735,491
3.95%, 04/21/2025, MTN	368,000	385,874
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	320,643
4.00%, 01/22/2025, MTN	400,000	420,723
4.25%, 10/22/2026, MTN	284,000	303,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
2.35%, 09/11/2022, MTN	$ 150,000	$ 149,955
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	111,552
Bank of Nova Scotia 4.50%, 12/16/2025	290,000	312,192
Barclays PLC
3.65%, 03/16/2025	200,000	201,008
3.68%, 01/10/2023	478,000	484,261
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	310,404
BB&T Corp.
3.75%, 12/06/2023, MTN	300,000	316,625
5.25%, 11/01/2019	30,000	30,272
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	310,000	307,457
2.65%, 11/03/2022 (A)	250,000	250,667
BPCE SA
4.00%, 09/12/2023 (A)	250,000	261,165
4.63%, 07/11/2024 (A)	200,000	211,260
Canadian Imperial Bank of Commerce 2.25%, 07/21/2020 (A)	234,000	234,222
Citigroup, Inc.
2.35%, 08/02/2021	154,000	153,901
2.65%, 10/26/2020	350,000	351,232
2.70%, 03/30/2021	108,000	108,556
2.75%, 04/25/2022	350,000	353,209
Fixed until 01/24/2022, 3.14% (D), 01/24/2023	213,000	216,641
3.20%, 10/21/2026	162,000	165,215
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	180,771
3.40%, 05/01/2026	150,000	155,258
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	200,000	208,722
3.70%, 01/12/2026	400,000	421,080
3.88%, 03/26/2025	100,000	104,358
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	427,231
4.40%, 06/10/2025	215,000	229,458
4.45%, 09/29/2027	48,000	51,715
4.75%, 05/18/2046	140,000	158,349
5.30%, 05/06/2044	34,000	40,457
5.88%, 01/30/2042	45,000	59,415
8.13%, 07/15/2039	28,000	44,789
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,970
4.30%, 12/03/2025	58,000	61,366
Commonwealth Bank of Australia
2.85%, 05/18/2026 (A)	230,000	231,079
3.45%, 03/16/2023 (A)	230,000	238,814
4.50%, 12/09/2025 (A)	200,000	213,065
Compass Bank 3.50%, 06/11/2021	250,000	254,779
Cooperatieve Rabobank UA 4.38%, 08/04/2025	504,000	535,092
Credit Agricole SA 3.88%, 04/15/2024 (A)	255,000	269,437

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Danske Bank A/S
2.00%, 09/08/2021 (A)	$ 200,000	$ 196,869
2.70%, 03/02/2022 (A)	200,000	200,518
Discover Bank 4.20%, 08/08/2023	250,000	265,301
Fifth Third Bancorp 3.95%, 03/14/2028	160,000	172,436
Fifth Third Bank 2.88%, 10/01/2021	204,000	206,524
HSBC Holdings PLC
3.60%, 05/25/2023	229,000	238,245
4.00%, 03/30/2022	56,000	58,382
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	682,798
4.38%, 11/23/2026	200,000	211,210
4.88%, 01/14/2022	160,000	169,465
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	248,837
ING Groep NV 4.10%, 10/02/2023	580,000	612,702
KeyCorp 4.15%, 10/29/2025, MTN	175,000	189,586
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	212,489
4.58%, 12/10/2025	200,000	208,694
Macquarie Bank, Ltd. 2.40%, 01/21/2020 (A)	150,000	149,978
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	250,000	259,463
3.76%, 07/26/2023	345,000	360,756
Mizuho Bank, Ltd. 3.60%, 09/25/2024 (A)	300,000	315,500
National Australia Bank, Ltd. 3.38%, 01/14/2026	600,000	622,104
NatWest Markets PLC 3.63%, 09/29/2022 (A)	210,000	214,588
Nordea Bank Abp 4.88%, 01/27/2020 (A)	100,000	101,373
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	95,815
4.38%, 08/11/2020	92,000	94,063
5.13%, 02/08/2020	65,000	66,084
Royal Bank of Canada 4.65%, 01/27/2026, MTN	225,000	245,585
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	205,210
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	206,838
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	341,590
Santander Group Holdings PLC
3.13%, 01/08/2021	150,000	150,689
4.75%, 09/15/2025 (A)	200,000	207,369
Skandinaviska Enskilda Banken AB 3.05%, 03/25/2022 (A)	300,000	304,401
Societe Generale SA
3.88%, 03/28/2024 (A)	270,000	279,292
4.25%, 04/14/2025 (A)	200,000	205,096

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC
3.05%, 01/15/2021 (A)	$ 200,000	$ 201,339
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	309,516
5.20%, 01/26/2024 (A)	200,000	214,322
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	119,169
2.63%, 07/14/2026	107,000	106,536
2.78%, 07/12/2022 - 10/18/2022	385,000	389,430
3.10%, 01/17/2023	155,000	157,766
SunTrust Bank 3.30%, 05/15/2026	200,000	203,652
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	76,555
2.90%, 03/03/2021	59,000	59,531
US Bancorp
2.38%, 07/22/2026, MTN	100,000	99,178
3.95%, 11/17/2025, MTN	150,000	162,960
US Bank NA 2.80%, 01/27/2025	250,000	255,196
Wells Fargo & Co.
3.00%, 04/22/2026	213,000	215,331
Fixed until 06/17/2026, 3.20% (D), 06/17/2027, MTN	470,000	478,975
3.30%, 09/09/2024, MTN	700,000	724,329
3.50%, 03/08/2022, MTN	150,000	154,335
3.75%, 01/24/2024, MTN	215,000	226,043
4.10%, 06/03/2026, MTN	258,000	273,615
4.65%, 11/04/2044, MTN	184,000	204,770
4.75%, 12/07/2046, MTN	143,000	163,002
4.90%, 11/17/2045, MTN	112,000	130,076
Wells Fargo Bank NA 3.63%, 10/22/2021	390,000	401,018
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	303,450
2.85%, 05/13/2026	150,000	151,328
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	186,360

		28,891,650

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	1,627,000	1,784,771
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029 - 04/15/2058	290,000	325,327
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	150,000	157,321
Constellation Brands, Inc.
4.40%, 11/15/2025	100,000	108,917
5.25%, 11/15/2048	55,000	63,711
Diageo Investment Corp. 8.00%, 09/15/2022	100,000	117,215
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	111,671
3.43%, 06/15/2027	50,000	50,475
4.42%, 05/25/2025	86,000	92,169
4.99%, 05/25/2038	124,000	135,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Molson Coors Brewing Co. 1.45%, 07/15/2019	$ 155,000	$ 154,940
PepsiCo, Inc. 4.60%, 07/17/2045	78,000	93,999

		3,196,489

Biotechnology - 0.1%
AbbVie, Inc. 4.50%, 05/14/2035	200,000	206,319
Amgen, Inc.
4.66%, 06/15/2051	100,000	109,209
4.95%, 10/01/2041	100,000	112,917
Celgene Corp.
3.90%, 02/20/2028	200,000	214,322
5.70%, 10/15/2040	114,000	140,469
Gilead Sciences, Inc.
4.00%, 09/01/2036	49,000	51,648
4.60%, 09/01/2035	65,000	73,163

		908,047

Building Products - 0.0% (F)
Johnson Controls International PLC 3.75%, 12/01/2021	2,000	2,051
Masco Corp. 6.50%, 08/15/2032	130,000	153,408

		155,459

Capital Markets - 2.2%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	198,958
Fixed until 05/16/2022, 2.66% (D), 05/16/2023, MTN	451,000	454,655
3.25%, 09/11/2024, MTN	150,000	155,587
CME Group, Inc. 5.30%, 09/15/2043	32,000	40,962
Credit Suisse Group AG 4.28%, 01/09/2028 (A)	300,000	316,706
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 06/09/2023	250,000	259,268
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (A)	122,000	123,731
Deutsche Bank AG
3.30%, 11/16/2022	200,000	196,603
3.70%, 05/30/2024	267,000	259,516
4.25%, 10/14/2021	200,000	202,755
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (D), 10/31/2022	595,000	599,923
Fixed until 06/05/2022, 2.91% (D), 06/05/2023	160,000	161,721
3.00%, 04/26/2022	120,000	121,147
Fixed until 09/29/2024, 3.27% (D), 09/29/2025	403,000	412,428
3.50%, 01/23/2025 - 11/16/2026	417,000	428,524
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	488,000	503,990
3.75%, 05/22/2025	745,000	779,251
3.85%, 01/26/2027	1,590,000	1,661,861
4.25%, 10/21/2025	100,000	106,038

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	$ 88,000	$ 93,465
Invesco Finance PLC
3.75%, 01/15/2026	94,000	98,040
4.00%, 01/30/2024	71,000	75,283
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	515,000	522,653
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	774,372
6.00%, 01/14/2020 (A)	300,000	305,585
6.25%, 01/14/2021 (A) (G)	175,000	184,436
Morgan Stanley
3.13%, 01/23/2023, MTN	400,000	409,027
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	370,685
3.63%, 01/20/2027	383,000	401,972
3.75%, 02/25/2023, MTN	789,000	824,203
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	112,000	117,504
4.00%, 07/23/2025, MTN	664,000	711,214
4.10%, 05/22/2023, MTN	150,000	157,900
4.30%, 01/27/2045	92,000	101,044
4.35%, 09/08/2026, MTN	200,000	214,465
5.00%, 11/24/2025	269,000	297,803
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	350,692
5.75%, 01/25/2021	100,000	105,033
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (D), 05/08/2032	71,000	71,607
Nuveen LLC 4.00%, 11/01/2028 (A)	250,000	274,316
State Street Corp.
3.10%, 05/15/2023	48,000	49,283
3.55%, 08/18/2025	88,000	92,840
3.70%, 11/20/2023	231,000	243,944
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	492,085
4.13%, 04/15/2026 (A)	200,000	213,663

		14,536,738

Chemicals - 0.4%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	200,000	198,844
Albemarle Corp. 5.45%, 12/01/2044	50,000	53,669
Celanese Holdings LLC 3.50%, 05/08/2024	380,000	390,081
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	181,000	187,406
3.70%, 06/01/2028 (A)	200,000	209,471
Dow Chemical Co.
3.00%, 11/15/2022	130,000	131,791
5.25%, 11/15/2041	45,000	49,288
DuPont de Nemours, Inc.
4.49%, 11/15/2025	200,000	221,312
5.32%, 11/15/2038	100,000	117,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	$ 83,000	$ 90,702
5.00%, 09/26/2048	89,000	98,858
Mosaic Co.
4.88%, 11/15/2041	8,000	8,051
5.45%, 11/15/2033	91,000	103,052
5.63%, 11/15/2043	120,000	132,045
Nutrien, Ltd.
3.38%, 03/15/2025	108,000	110,708
4.13%, 03/15/2035	200,000	198,464
4.20%, 04/01/2029	55,000	59,473
5.00%, 04/01/2049	80,000	90,613
Praxair, Inc. 2.65%, 02/05/2025	59,000	60,079
Sherwin-Williams Co. 3.13%, 06/01/2024	70,000	71,206
Union Carbide Corp. 7.50%, 06/01/2025	175,000	211,026
Westlake Chemical Corp. 4.38%, 11/15/2047 (G)	89,000	83,868

		2,877,424

Commercial Services & Supplies - 0.1%
Brambles, Inc. 4.13%, 10/23/2025 (A)	100,000	105,561
ERAC Finance LLC
4.50%, 08/16/2021 (A)	36,000	37,528
5.25%, 10/01/2020 (A)	48,000	49,632
5.63%, 03/15/2042 (A)	59,000	71,302
6.70%, 06/01/2034 (A)	152,000	202,986
Republic Services, Inc. 2.90%, 07/01/2026	49,000	49,261

		516,270

Communications Equipment - 0.0% (F)
Cisco Systems, Inc. 5.90%, 02/15/2039	70,000	95,652

Construction Materials - 0.0% (F)
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	199,588

Consumer Finance - 0.6%
American Express Co.
3.63%, 12/05/2024	104,000	109,201
3.70%, 11/05/2021	250,000	257,718
American Express Credit Corp.
2.38%, 05/26/2020, MTN	290,000	290,122
2.70%, 03/03/2022, MTN	95,000	96,015
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	317,000	316,780
2.30%, 09/09/2026, MTN	34,000	33,019
BMW Capital LLC 2.25%, 09/15/2023 (A)	180,000	177,917
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	481,000	496,507
4.20%, 10/29/2025	50,000	52,511
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	155,000	154,983
1.75%, 10/30/2019 (A)	150,000	149,563

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc.
3.50%, 11/07/2024	$ 220,000	$ 219,568
3.70%, 05/09/2023	184,000	186,675
3.95%, 04/13/2024	310,000	316,715
4.30%, 07/13/2025	100,000	103,075
4.35%, 04/09/2025	135,000	139,264
Hyundai Capital America 3.00%, 03/18/2021 (A)	200,000	201,058
John Deere Capital Corp.
2.65%, 06/24/2024, MTN	150,000	151,912
2.70%, 01/06/2023, MTN	74,000	75,396
2.80%, 01/27/2023	73,000	74,256
2.80%, 09/08/2027, MTN	200,000	202,827
3.15%, 10/15/2021, MTN	33,000	33,762
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A)	78,000	76,573
2.55%, 03/08/2021 (A)	150,000	149,538
Synchrony Financial 3.70%, 08/04/2026	140,000	138,963

		4,203,918

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027 (G)	143,000	141,487
7.30%, 11/15/2039	120,000	156,347
8.70%, 06/15/2038	50,000	71,496
WRKCo, Inc.
3.75%, 03/15/2025	100,000	103,750
3.90%, 06/01/2028	65,000	66,824

		539,904

Diversified Consumer Services - 0.2%
President & Fellows of Harvard College 3.30%, 07/15/2056	214,000	211,360
SART 4.75%, 07/15/2024	1,270,467	1,295,241

		1,506,601

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	158,393
3.50%, 01/15/2025	180,000	181,052
Aircastle, Ltd. 4.40%, 09/25/2023	175,000	181,751
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	150,088
4.13%, 08/01/2025 (A)	250,000	260,330
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	44,000	46,257
5.88%, 03/15/2021 (A)	170,000	179,405
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	85,660
4.70%, 09/20/2047	123,000	128,582
4.85%, 03/29/2029	300,000	328,122
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 4.32% (D), 07/15/2019 (B) (C)	3,592	3,588
CDP Financial, Inc. 4.40%, 11/25/2019 (A)	250,000	251,946

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (A)	$ 240,000	$ 247,823
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,431,000	1,416,342
Jefferies Group LLC 6.45%, 06/08/2027	56,000	63,414
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (A)	200,000	200,010
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	58,469
3.90%, 11/01/2028	260,000	283,033
ORIX Corp. 2.90%, 07/18/2022	101,000	102,538
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	159,704
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	198,119
2.70%, 11/25/2020 (A)	250,000	251,433
Voya Financial, Inc. 3.65%, 06/15/2026	265,000	271,540

		5,207,599

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.55%, 06/01/2024	425,000	442,105
3.60%, 07/15/2025	260,000	269,681
3.95%, 01/15/2025	295,000	311,566
4.13%, 02/17/2026	185,000	196,792
4.30%, 02/15/2030 - 12/15/2042	744,000	784,260
4.35%, 06/15/2045	49,000	48,984
4.50%, 05/15/2035	525,000	549,573
4.90%, 08/15/2037	374,000	403,111
5.25%, 03/01/2037	100,000	112,230
5.35%, 09/01/2040	203,000	229,135
6.38%, 03/01/2041	100,000	124,271
British Telecommunications PLC 9.63%, 12/15/2030	150,000	226,233
Centel Capital Corp. 9.00%, 10/15/2019	40,000	40,701
Deutsche Telekom International Finance BV 2.82%, 01/19/2022 (A)	150,000	151,359
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,872
3.48%, 06/15/2050 (A)	226,000	233,190
Qwest Corp. 6.75%, 12/01/2021	148,000	158,915
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	357,424
4.40%, 11/01/2034	568,000	629,697
4.67%, 03/15/2055	135,000	153,086
4.86%, 08/21/2046	290,000	337,644
5.25%, 03/16/2037	183,000	218,892

		6,017,721

Electric Utilities - 1.5%
AEP Transmission Co. LLC 4.00%, 12/01/2046	93,000	97,307

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Alabama Power Co.
3.75%, 03/01/2045	$ 52,000	$ 53,425
4.10%, 01/15/2042	66,000	68,095
5.60%, 03/15/2033	100,000	122,215
Ameren Illinois Co. 4.50%, 03/15/2049	620,000	721,945
Appalachian Power Co. 6.70%, 08/15/2037	50,000	65,243
Ausgrid Finance Pty, Ltd. 3.85%, 05/01/2023 (A)	400,000	414,965
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	96,212
3.50%, 08/15/2046	94,000	92,858
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	104,000	109,481
6.13%, 04/01/2036	74,000	99,018
Commonwealth Edison Co. 3.65%, 06/15/2046	81,000	82,298
Connecticut Light & Power Co. 4.00%, 04/01/2048	118,000	129,005
Duke Energy Corp. 2.65%, 09/01/2026	149,000	147,312
Duke Energy LLC
3.75%, 05/15/2046	100,000	101,228
3.95%, 11/15/2028	300,000	326,572
6.00%, 12/01/2028 - 01/15/2038	148,000	187,550
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	125,972
4.10%, 05/15/2042 - 03/15/2043	107,000	114,684
4.15%, 12/01/2044	65,000	70,356
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (A)	230,000	231,289
Electricite de France SA
2.35%, 10/13/2020 (A)	80,000	80,044
6.00%, 01/22/2114 (A)	150,000	173,882
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	197,168
3.63%, 05/25/2027 (A)	220,000	221,004
Entergy Arkansas LLC 3.50%, 04/01/2026	57,000	59,475
Entergy Corp. 2.95%, 09/01/2026	78,000	78,129
Entergy LLC
2.40%, 10/01/2026	118,000	115,349
2.85%, 06/01/2028	83,000	83,061
3.05%, 06/01/2031 (G)	94,000	94,793
Entergy, Inc. 3.85%, 06/01/2049	270,000	282,243
Exelon Corp.
3.40%, 04/15/2026	63,000	64,685
3.50%, 06/01/2022	130,000	133,183
FirstEnergy Corp. 4.85%, 07/15/2047	53,000	60,248
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	70,572
5.95%, 02/01/2038	50,000	67,548
Fortis, Inc. 3.06%, 10/04/2026	310,000	307,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Hydro-Quebec 9.40%, 02/01/2021	$ 250,000	$ 277,553
Indiana Michigan Power Co. 3.20%, 03/15/2023	125,000	128,347
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	257,716
6.15%, 06/01/2037	70,000	86,092
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	61,938	73,080
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	73,091
5.30%, 10/01/2041	100,000	120,779
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (A)	200,000	201,644
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	105,000	108,089
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (A)	110,000	117,115
Nevada Power Co.
5.38%, 09/15/2040	92,000	109,593
5.45%, 05/15/2041	50,000	59,840
New England Power Co. 3.80%, 12/05/2047 (A)	95,000	96,201
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (A)	95,000	97,125
NextEra Energy Capital Holdings, Inc. 2.40%, 09/15/2019	53,000	52,966
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	147,667
4.88%, 08/15/2019 (A)	40,000	40,105
Northern States Power Co. 6.25%, 06/01/2036	40,000	54,095
Ohio Power Co. 5.38%, 10/01/2021	50,000	53,399
Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	50,000	61,809
PacifiCorp
2.95%, 02/01/2022	100,000	101,720
3.60%, 04/01/2024 (G)	105,000	110,176
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	38,000	38,043
PPL Capital Funding, Inc. 3.40%, 06/01/2023	70,000	71,746
Progress Energy, Inc. 3.15%, 04/01/2022	54,000	55,014
Southern California Edison Co.
1.85%, 02/01/2022	30,000	29,473
5.55%, 01/15/2036	70,000	78,539
6.05%, 03/15/2039	60,000	72,315
Southern Co. 3.25%, 07/01/2026	91,000	92,418
Southern Power Co. 5.15%, 09/15/2041	130,000	142,177
Southwestern Public Service Co. 4.50%, 08/15/2041	100,000	110,884
Toledo Edison Co. 6.15%, 05/15/2037	200,000	256,234

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	$ 62,000	$ 65,963
Tucson Electric Power Co. 4.85%, 12/01/2048	350,000	410,135
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	31,628
4.60%, 12/01/2048	300,000	345,541
Wisconsin Electric Power Co. 3.10%, 06/01/2025	82,000	83,716
Xcel Energy, Inc. 6.50%, 07/01/2036	71,000	93,180

		9,951,341

Electrical Equipment - 0.0% (F)
Eaton Corp.
4.00%, 11/02/2032 (G)	21,000	23,236
5.80%, 03/15/2037	100,000	119,460
7.63%, 04/01/2024	75,000	88,313

		231,009

Electronic Equipment, Instruments & Components - 0.0% (F)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	65,379
3.88%, 01/12/2028	155,000	153,698
4.50%, 03/01/2023	30,000	31,422

		250,499

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co. LLC 5.13%, 09/15/2040	100,000	110,134
Boardwalk Pipelines, LP., Co. 4.80%, 05/03/2029	145,000	151,336
Halliburton Co.
3.50%, 08/01/2023	157,000	162,386
7.45%, 09/15/2039	50,000	68,722
7.60%, 08/15/2096 (A)	50,000	67,641
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	227,000	236,223
Schlumberger Investment SA 3.30%, 09/14/2021 (A)	41,000	41,815
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	80,893
3.50%, 01/15/2028 (A)	37,000	37,599

		956,749

Entertainment - 0.1%
Viacom, Inc.
3.88%, 04/01/2024	128,000	133,369
4.38%, 03/15/2043	93,000	90,973
6.88%, 04/30/2036	150,000	190,056
Walt Disney Co.
6.55%, 03/15/2033 (A)	100,000	135,318
6.65%, 11/15/2037 (A)	50,000	71,845
7.30%, 04/30/2028 (A)	50,000	66,379
8.88%, 04/26/2023 (A)	80,000	98,017
9.50%, 07/15/2024 (A)	70,000	93,250

		879,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	$ 43,000	$ 45,202
American Tower Corp.
3.38%, 10/15/2026	100,000	101,725
3.50%, 01/31/2023	141,000	145,559
5.00%, 02/15/2024	86,000	94,680
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	334,682
3.45%, 06/01/2025, MTN	50,000	52,422
Boston Properties, LP
3.20%, 01/15/2025	100,000	102,083
3.65%, 02/01/2026	74,000	76,887
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	200,000	206,070
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	49,330
5.25%, 01/15/2023	70,000	76,116
Digital Realty Trust, LP 3.70%, 08/15/2027	77,000	79,138
Duke Realty, LP 3.25%, 06/30/2026	43,000	43,705
ERP Operating, LP
2.85%, 11/01/2026	138,000	139,511
3.00%, 04/15/2023	50,000	51,227
3.50%, 03/01/2028	92,000	96,960
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (A)	174,000	173,557
Goodman Finance Three LLC 3.70%, 03/15/2028 (A)	108,000	109,230
HCP, Inc.
3.40%, 02/01/2025	95,000	97,125
3.50%, 07/15/2029 (H)	260,000	261,147
3.88%, 08/15/2024	225,000	235,892
4.20%, 03/01/2024	30,000	31,750
Liberty Property, LP 3.25%, 10/01/2026	53,000	52,963
Life Storage, LP 4.00%, 06/15/2029	305,000	312,892
National Retail Properties, Inc. 4.00%, 11/15/2025	204,000	215,221
Office Properties Income Trust
3.60%, 02/01/2020	150,000	150,476
3.75%, 08/15/2019	860,000	860,263
4.00%, 07/15/2022	196,000	198,145
Public Storage 3.39%, 05/01/2029	130,000	135,784
Realty Income Corp.
3.25%, 10/15/2022	390,000	400,129
3.88%, 04/15/2025	160,000	170,236
4.65%, 03/15/2047	75,000	86,914
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	187,860
3.50%, 02/12/2025 (A)	300,000	306,791
Senior Housing Properties Trust 4.75%, 02/15/2028	150,000	145,690
SITE Centers Corp. 3.63%, 02/01/2025	198,000	200,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
2.95%, 09/01/2026, MTN	$ 72,000	$ 71,582
3.20%, 01/15/2030, MTN (H)	265,000	263,854
Ventas Realty, LP
3.50%, 02/01/2025	54,000	55,908
3.85%, 04/01/2027	98,000	101,749
4.13%, 01/15/2026	45,000	47,616
Welltower, Inc. 4.50%, 01/15/2024	73,000	78,391

		6,646,820

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd. 1.88%, 10/03/2021 (A)	241,000	237,973
CK Hutchison International 19, Ltd. 3.63%, 04/11/2029 (A)	245,000	255,111
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	213,534	242,681
8.35%, 07/10/2031 (A)	261,410	328,567
Kroger Co. 5.40%, 07/15/2040	12,000	12,986
Sysco Corp.
3.55%, 03/15/2025	105,000	110,043
3.75%, 10/01/2025	75,000	79,460
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	103,878
4.50%, 11/18/2034	185,000	190,037

		1,560,736

Food Products - 0.3%
Campbell Soup Co. 3.95%, 03/15/2025	250,000	260,062
Cargill, Inc. 3.30%, 03/01/2022 (A)	70,000	71,653
ConAgra Brands, Inc.
4.60%, 11/01/2025	85,000	92,531
5.30%, 11/01/2038	185,000	200,675
General Mills, Inc.
4.00%, 04/17/2025	165,000	175,493
4.20%, 04/17/2028	110,000	118,758
4.55%, 04/17/2038	45,000	47,918
Kellogg Co. 3.40%, 11/15/2027	48,000	48,881
Kraft Heinz Foods Co.
5.00%, 07/15/2035 - 06/04/2042	444,000	464,774
6.88%, 01/26/2039	162,000	194,553
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	91,910
3.40%, 08/15/2027	132,000	134,911
Mead Johnson Nutrition Co. 4.60%, 06/01/2044	70,000	80,489

		1,982,608

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	82,123
4.15%, 01/15/2043	138,000	149,211
Boston Gas Co. 4.49%, 02/15/2042 (A)	26,000	28,624

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (A)	$ 150,000	$ 162,844
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	123,559
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	59,000	59,274
KeySpan Gas East Corp. 2.74%, 08/15/2026 (A)	90,000	88,796
Korea Gas Corp. 1.88%, 07/18/2021 (A)	200,000	197,783
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	47,872
3.25%, 06/15/2026	39,000	39,324
3.50%, 09/15/2021	75,000	76,706
3.95%, 10/01/2046	59,000	57,982
4.40%, 06/01/2043	63,000	66,366
5.88%, 03/15/2041	146,000	177,615
Southwest Gas Corp. 3.80%, 09/29/2046	111,000	108,399

		1,466,478

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.88%, 09/15/2025	129,000	139,036
Becton Dickinson and Co. 3.73%, 12/15/2024	19,000	19,930
Boston Scientific Corp.
3.75%, 03/01/2026	195,000	207,402
4.55%, 03/01/2039	200,000	220,949
Covidien International Finance SA 2.95%, 06/15/2023	85,000	87,015
Medtronic, Inc.
3.13%, 03/15/2022	72,000	74,002
4.38%, 03/15/2035	255,000	293,566
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	73,000	75,331

		1,117,231

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	75,000	75,451
4.50%, 05/15/2042	26,000	25,754
6.75%, 12/15/2037	50,000	62,868
Anthem, Inc.
3.30%, 01/15/2023	28,000	28,725
4.63%, 05/15/2042	50,000	54,428
4.65%, 01/15/2043 - 08/15/2044	184,000	201,410
CVS Health Corp.
2.75%, 12/01/2022	100,000	100,326
4.00%, 12/05/2023	223,000	233,396
4.10%, 03/25/2025	344,000	362,813
4.30%, 03/25/2028	254,000	267,837
4.78%, 03/25/2038	635,000	662,415
5.05%, 03/25/2048	209,000	222,610
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	76,933
3.50%, 06/15/2024	150,000	154,476
4.50%, 02/25/2026	285,000	307,554
4.80%, 07/15/2046	93,000	98,841

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
5.13%, 06/15/2039	$ 245,000	$ 254,731
5.25%, 06/15/2026	250,000	276,802
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	249,000	253,080
Magellan Health, Inc. 4.90%, 09/22/2024	333,000	329,337
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	83,708
Quest Diagnostics, Inc. 3.45%, 06/01/2026	39,000	39,957
Texas Health Resources 4.33%, 11/15/2055	250,000	281,055
UnitedHealth Group, Inc.
2.88%, 03/15/2023	50,000	50,962
4.63%, 07/15/2035	140,000	160,893

		4,666,362

Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	119,610
6.30%, 10/15/2037, MTN	63,000	82,189

		201,799

Household Products - 0.0% (F)
Procter & Gamble Co. 2.70%, 02/02/2026	200,000	203,723

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 6.25%, 10/01/2039	150,000	177,379
NRG Energy, Inc. 4.45%, 06/15/2029 (A)	220,000	228,906

		406,285

Industrial Conglomerates - 0.1%
General Electric Co. 4.38%, 09/16/2020, MTN	700,000	714,285
Roper Technologies, Inc. 3.00%, 12/15/2020	42,000	42,303

		756,588

Insurance - 1.3%
AIA Group, Ltd. 3.60%, 04/09/2029 (A)	200,000	208,548
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	200,000	275,240
Allstate Corp.
3.15%, 06/15/2023	41,000	42,280
5.35%, 06/01/2033	50,000	62,247
American Financial Group, Inc. 3.50%, 08/15/2026	200,000	201,212
American International Group, Inc.
3.75%, 07/10/2025	81,000	84,802
4.20%, 04/01/2028	55,000	58,781
4.70%, 07/10/2035	100,000	109,679
Aon PLC 3.50%, 06/14/2024	100,000	104,159
Assurant, Inc. 4.20%, 09/27/2023	225,000	234,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding
2.75%, 04/20/2020 (A)	$ 246,000	$ 246,524
3.00%, 07/01/2022 (A)	150,000	151,785
4.00%, 01/25/2022 (A)	191,000	197,598
Athene Holding, Ltd. 4.13%, 01/12/2028	125,000	126,023
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	92,581
4.40%, 05/15/2042	221,000	248,434
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	300,000	312,750
3.35%, 05/03/2026	50,000	52,438
CNA Financial Corp. 3.45%, 08/15/2027	150,000	152,630
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026 (I), 4.00% (A) (D)	207,000	209,329
Great-West Lifeco Finance, LP 4.15%, 06/03/2047 (A)	200,000	215,355
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	42,000	47,457
Harborwalk Funding Trust Fixed until 02/15/2049, 5.08% (D), 02/15/2069 (A)	290,000	331,789
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	200,000	211,465
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	248,200
3.25%, 01/30/2024 (A)	58,000	59,740
3.88%, 06/11/2025 (A)	400,000	426,027
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	47,000	51,660
6.50%, 03/15/2035 (A)	230,000	292,902
Lincoln National Corp.
4.00%, 09/01/2023	150,000	158,688
6.15%, 04/07/2036	8,000	9,911
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	275,388
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	31,490
7.63%, 11/15/2023 (A)	250,000	290,741
MassMutual Global Funding II 2.50%, 10/17/2022 (A) (G)	100,000	100,784
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	355,863
3.88%, 04/11/2022 (A)	200,000	208,564
New York Life Global Funding 3.00%, 01/10/2028 (A)	162,000	165,676
New York Life Insurance Co. 4.45%, 05/15/2069 (A)	210,000	231,633
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	200,000	206,889
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	121,433
Principal Life Global Funding II 2.38%, 11/21/2021 (A)	300,000	300,145

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Progressive Corp. Fixed until 03/15/2023 (I), 5.38% (D)	$ 140,000	$ 142,887
Prudential Financial, Inc. 3.91%, 12/07/2047	126,000	131,566
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	450,000	580,323
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	100,000	99,954
3.05%, 01/20/2021 (A)	101,000	101,851
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	108,278
4.90%, 09/15/2044 (A)	100,000	117,018
Torchmark Corp. 4.55%, 09/15/2028	135,000	147,489

		8,942,249

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	203,479
3.88%, 08/22/2037	230,000	253,603
4.25%, 08/22/2057	300,000	345,864
4.80%, 12/05/2034	157,000	193,130
Booking Holdings, Inc. 2.75%, 03/15/2023	143,000	145,005

		1,141,081

IT Services - 0.4%
DXC Technology Co. 4.25%, 04/15/2024	86,000	90,115
Fidelity National Information Services, Inc. 3.75%, 05/21/2029	266,000	282,586
Fiserv, Inc.
3.20%, 07/01/2026	135,000	137,792
4.40%, 07/01/2049	125,000	131,509
IBM Credit LLC
2.65%, 02/05/2021	200,000	201,105
3.00%, 02/06/2023	300,000	306,923
International Business Machines Corp.
3.30%, 05/15/2026	540,000	559,771
3.50%, 05/15/2029	1,005,000	1,051,810
Western Union Co. 3.60%, 03/15/2022	200,000	205,201

		2,966,812

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	77,439
3.00%, 04/15/2023	57,000	58,450
4.15%, 02/01/2024	34,000	36,439

		172,328

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	117,085
2.85%, 06/01/2022, MTN	46,000	46,864
3.25%, 12/01/2024, MTN	130,000	135,371
Caterpillar, Inc. 2.60%, 06/26/2022	35,000	35,351

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
3.50%, 03/01/2024	$ 100,000	$ 105,396
4.88%, 09/15/2041	280,000	339,303
Ingersoll-Rand Finance SA 2.63%, 05/01/2020	80,000	80,043
nVent Finance Sarl 4.55%, 04/15/2028	187,000	189,995
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	61,166
4.45%, 11/21/2044, MTN	85,000	94,778
Xylem, Inc. 3.25%, 11/01/2026	33,000	33,228

		1,238,580

Media - 0.8%
CBS Corp.
3.70%, 08/15/2024	287,000	297,105
4.00%, 01/15/2026	83,000	86,850
Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055	125,000	148,477
Comcast Corp.
3.15%, 03/01/2026	208,000	215,276
3.20%, 07/15/2036	200,000	194,264
3.95%, 10/15/2025	197,000	212,539
4.00%, 11/01/2049	150,000	158,178
4.20%, 08/15/2034	767,000	850,370
4.25%, 01/15/2033	223,000	250,159
4.60%, 10/15/2038	235,000	269,086
4.95%, 10/15/2058	300,000	366,192
6.50%, 11/15/2035	486,000	658,653
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	56,140
4.80%, 02/01/2035 (A)	350,000	354,621
Discovery Communications LLC
4.38%, 06/15/2021	80,000	82,809
6.35%, 06/01/2040	200,000	234,862
Fox Corp. 4.71%, 01/25/2029 (A)	135,000	151,031
SES SA 3.60%, 04/04/2023 (A)	100,000	100,951
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	346,620
7.30%, 07/01/2038	100,000	121,364
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	165,000	222,359

		5,377,906

Metals & Mining - 0.1%
Anglo American Capital PLC 4.00%, 09/11/2027 (A)	200,000	200,772
Barrick Gold Corp. 6.45%, 10/15/2035	40,000	48,631
BHP Billiton Finance, Ltd. 5.00%, 09/30/2043	50,000	62,640
Nucor Corp. 6.40%, 12/01/2037	210,000	275,987
Vale Canada, Ltd. 7.20%, 09/15/2032	220,000	252,461

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas, Ltd. 6.25%, 08/10/2026	$ 40,000	$ 45,438

		885,929

Multi-Utilities - 0.4%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	95,736
3.00%, 05/15/2026	73,000	73,192
3.88%, 03/01/2024	100,000	104,744
Consolidated Edison Co. of New York, Inc. 4.65%, 12/01/2048	350,000	408,345
Consumers Energy Co. 3.25%, 08/15/2046	48,000	45,914
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	48,433
4.15%, 05/15/2045	150,000	161,127
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	59,915
2.75%, 09/15/2022	93,000	93,775
2.85%, 08/15/2026	61,000	60,457
5.25%, 08/01/2033	100,000	117,462
DTE Electric Co. 3.70%, 03/15/2045	123,000	127,235
NiSource, Inc.
5.80%, 02/01/2042	118,000	144,330
6.25%, 12/15/2040	260,000	340,064
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	51,484
6.50%, 08/01/2038	45,000	62,463
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,837
6.63%, 11/15/2037	150,000	198,563
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	42,434
6.00%, 06/01/2026	50,000	57,515
Sempra Energy 4.05%, 12/01/2023	72,000	75,812
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	151,216

		2,551,053

Multiline Retail - 0.0% (F)
Dollar General Corp. 4.13%, 05/01/2028	85,000	90,464
Nordstrom, Inc. 4.00%, 10/15/2021	35,000	35,938

		126,402

Oil, Gas & Consumable Fuels - 2.3%
Anadarko Finance Co. 7.50%, 05/01/2031	100,000	132,620
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 5.25%, 01/15/2025	107,000	113,220
Apache Corp.
3.25%, 04/15/2022	7,000	7,104
4.75%, 04/15/2043	57,000	55,589
APT Pipelines, Ltd. 4.25%, 07/15/2027 (A)	191,000	200,349

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. 3.79%, 02/06/2024	$ 1,000,000	$ 1,058,825
BP Capital Markets PLC
3.54%, 11/04/2024	300,000	316,457
3.81%, 02/10/2024	116,000	122,751
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	20,383
4.88%, 02/01/2021	300,000	304,800
5.85%, 11/15/2043	100,000	83,819
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	104,557
5.85%, 02/01/2035	70,000	81,299
6.45%, 06/30/2033	264,000	321,778
7.20%, 01/15/2032	20,000	26,489
Cenovus Energy, Inc. 6.75%, 11/15/2039	219,000	261,725
Chevron Corp.
2.36%, 12/05/2022	60,000	60,280
2.90%, 03/03/2024	54,000	55,781
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	230,000	230,343
Ecopetrol SA
4.13%, 01/16/2025	100,000	103,500
5.38%, 06/26/2026	116,000	127,762
5.88%, 09/18/2023	71,000	78,512
Enable Midstream Partners, LP 4.95%, 05/15/2028	80,000	83,862
Enbridge, Inc.
3.70%, 07/15/2027	65,000	67,133
4.50%, 06/10/2044	100,000	106,088
Fixed until 03/01/2028, 6.25% (D), 03/01/2078	150,000	151,794
Encana Corp.
7.20%, 11/01/2031	110,000	140,327
8.13%, 09/15/2030	100,000	132,864
Energy Transfer Operating, LP
3.60%, 02/01/2023	94,000	96,076
4.05%, 03/15/2025	123,000	128,036
4.75%, 01/15/2026	87,000	93,229
6.05%, 06/01/2041	225,000	251,925
6.50%, 02/01/2042	39,000	46,103
Eni SpA
4.00%, 09/12/2023 (A)	200,000	208,394
5.70%, 10/01/2040 (A)	125,000	145,475
Eni, Inc. 7.30%, 11/15/2027	70,000	88,410
Enterprise Products Operating LLC
3.75%, 02/15/2025	110,000	116,370
3.90%, 02/15/2024	158,000	167,368
4.95%, 10/15/2054	46,000	50,250
5.10%, 02/15/2045	39,000	44,580
5.75%, 03/01/2035	200,000	224,825
6.65%, 10/15/2034	100,000	132,171
7.55%, 04/15/2038	300,000	415,483
EOG Resources, Inc. 2.63%, 03/15/2023	36,000	36,422
EQM Midstream Partners, LP 5.50%, 07/15/2028	250,000	263,159

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp. 3.90%, 10/01/2027	$ 116,000	$ 110,134
Equinor ASA
2.65%, 01/15/2024	214,000	216,957
3.25%, 11/10/2024	107,000	111,814
Kerr-McGee Corp. 7.88%, 09/15/2031	100,000	136,880
Kinder Morgan, Inc. 4.30%, 03/01/2028	375,000	401,930
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	68,745
4.20%, 12/01/2042	73,000	71,305
4.25%, 02/01/2021	167,000	171,624
Marathon Petroleum Corp. 3.63%, 09/15/2024	145,000	150,094
MPLX, LP
4.13%, 03/01/2027	104,000	108,863
4.50%, 04/15/2038	140,000	141,345
4.80%, 02/15/2029	195,000	214,773
5.20%, 03/01/2047	54,000	58,042
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	125,200
6.00%, 03/01/2041	200,000	228,861
Occidental Petroleum Corp.
3.00%, 02/15/2027	78,000	77,105
4.63%, 06/15/2045	39,000	41,597
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,483
4.90%, 03/15/2025	200,000	217,418
5.00%, 09/15/2023	65,000	70,217
6.65%, 10/01/2036	210,000	257,255
Petro-Canada
6.80%, 05/15/2038	50,000	68,367
7.88%, 06/15/2026	168,000	210,645
Petroleos Mexicanos
4.63%, 09/21/2023	208,000	204,362
4.88%, 01/18/2024	44,000	43,008
5.35%, 02/12/2028	99,000	90,100
6.35%, 02/12/2048	153,000	131,351
6.38%, 02/04/2021 - 01/23/2045	218,000	206,072
6.50%, 03/13/2027	650,000	641,810
6.75%, 09/21/2047	201,000	178,990
Phillips 66
3.90%, 03/15/2028	140,000	147,107
4.30%, 04/01/2022	17,000	17,904
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	34,618
4.90%, 10/01/2046	72,000	76,718
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	250,000	253,554
4.30%, 01/31/2043	100,000	90,281
4.65%, 10/15/2025	50,000	53,327
Shell International Finance BV 3.50%, 11/13/2023	525,000	551,297
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	72,257
8.00%, 03/01/2032	56,000	78,345

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners, LP
3.50%, 03/15/2025	$ 125,000	$ 128,311
5.95%, 09/25/2043	63,000	78,341
Suncor Energy, Inc. 5.95%, 12/01/2034	140,000	180,193
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	192,590
5.30%, 04/01/2044	50,000	51,440
5.35%, 05/15/2045	133,000	138,316
5.50%, 02/15/2020	180,000	182,998
5.95%, 12/01/2025	147,000	167,409
6.10%, 02/15/2042	150,000	166,099
TC PipeLines, LP 3.90%, 05/25/2027	70,000	71,251
Total Capital International SA 3.75%, 04/10/2024	29,000	30,921
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	178,796
6.20%, 10/15/2037	100,000	125,380
Valero Energy Corp. 7.50%, 04/15/2032	65,000	88,523
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	71,315
4.85%, 03/01/2048	133,000	142,248

		15,213,173

Personal Products - 0.0% (F)
Unilever Capital Corp. 3.38%, 03/22/2025 (G)	100,000	104,608

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	141,921
3.85%, 06/15/2024	302,000	313,492
Allergan, Inc. 3.38%, 09/15/2020	67,000	67,600
AstraZeneca PLC 6.45%, 09/15/2037	100,000	136,604
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,523
5.25%, 06/23/2045	9,000	10,825
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	265,000	275,338
3.40%, 07/26/2029 (A)	287,000	300,472
4.13%, 06/15/2039 (A)	179,000	193,036
Eli Lilly & Co. 4.15%, 03/15/2059	170,000	186,607
Johnson & Johnson
3.40%, 01/15/2038	247,000	257,311
4.38%, 12/05/2033	46,000	53,974
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	21,154
3.90%, 03/07/2039	290,000	316,189
Mylan NV 3.95%, 06/15/2026	70,000	67,689
Mylan, Inc. 5.40%, 11/29/2043	50,000	46,562
Pfizer, Inc. 3.90%, 03/15/2039	300,000	324,253

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	$ 210,000	$ 209,742
2.88%, 09/23/2023	111,000	112,085
3.20%, 09/23/2026	319,000	321,676
Teva Pharmaceutical Finance III BV 1.70%, 07/19/2019	74,000	73,778

		3,450,831

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.88%, 03/20/2027 (A)	325,000	342,329

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	315,000	324,198
5.50%, 01/15/2023 (A)	250,000	266,525
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	51,268
3.05%, 03/15/2022	87,000	89,108
3.45%, 09/15/2021	22,000	22,536
3.75%, 04/01/2024	124,000	132,414
4.38%, 09/01/2042	88,000	99,685
5.15%, 09/01/2043	154,000	191,364
6.15%, 05/01/2037	70,000	94,100
6.70%, 08/01/2028	50,000	65,289
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	213,646
6.13%, 09/15/2115	57,000	78,106
7.13%, 10/15/2031	50,000	69,417
CSX Corp.
4.75%, 11/15/2048	200,000	232,646
5.50%, 04/15/2041	37,000	44,693
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	185,000	193,743
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	36,093
4.05%, 08/15/2052	150,000	156,348
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	112,962
2.65%, 03/02/2020, MTN	79,000	79,055
Union Pacific Corp. 4.10%, 09/15/2067	80,000	79,991
Union Pacific Railroad Co. Pass-Through Trust 4.70%, 01/02/2024	23,947	25,338

		2,658,525

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	74,689
4.50%, 12/05/2036	140,000	143,735
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%, 01/15/2024	422,000	425,996
Broadcom, Inc. 4.75%, 04/15/2029 (A)	800,000	821,426

		1,465,846

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.4%
Microsoft Corp.
3.30%, 02/06/2027	$ 139,000	$ 147,699
3.50%, 02/12/2035	185,000	197,395
3.95%, 08/08/2056	208,000	231,459
4.00%, 02/12/2055	57,000	64,077
4.10%, 02/06/2037	250,000	285,240
4.20%, 11/03/2035	103,000	118,112
4.50%, 02/06/2057	170,000	208,137
Oracle Corp.
2.95%, 11/15/2024	500,000	515,117
3.90%, 05/15/2035	240,000	259,830
4.30%, 07/08/2034	200,000	227,578
6.13%, 07/08/2039	82,000	112,410
VMware, Inc. 2.95%, 08/21/2022	288,000	290,316

		2,657,370

Specialty Retail - 0.2%
AutoZone, Inc. 2.50%, 04/15/2021	100,000	100,231
Home Depot, Inc.
3.90%, 12/06/2028	500,000	550,258
4.20%, 04/01/2043	121,000	134,551
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	77,169
3.65%, 04/05/2029	225,000	234,930
4.55%, 04/05/2049	152,000	163,184
4.65%, 04/15/2042	54,000	57,663
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	124,000	127,497

		1,445,483

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	259,000	258,118
2.85%, 05/11/2024	199,000	204,993
2.90%, 09/12/2027	274,000	280,506
3.00%, 02/09/2024 - 06/20/2027	604,000	622,044
3.20%, 05/13/2025 - 05/11/2027	335,000	349,798
3.35%, 02/09/2027	276,000	289,809
3.45%, 05/06/2024 - 02/09/2045	205,000	209,198
3.75%, 09/12/2047	350,000	366,768
3.85%, 08/04/2046	181,000	192,418
4.50%, 02/23/2036	85,000	99,647
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	340,000	375,082

		3,248,381

Tobacco - 0.0% (F)
BAT Capital Corp. 4.39%, 08/15/2037	68,000	64,437

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025	194,000	195,202
3.63%, 04/01/2027	70,000	70,359
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	200,000	197,600
2.75%, 09/18/2022 (A)	200,000	199,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp.
5.88%, 08/15/2022	$ 200,000	$ 217,868
8.63%, 01/15/2022	200,000	228,109

		1,108,732

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	99,959
4.13%, 08/01/2023 (A) (G)	277,000	291,298

		391,257

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	183,000	190,318
4.00%, 12/01/2046	86,000	87,760

		278,078

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	300,237
4.38%, 04/22/2049	200,000	217,280
6.13%, 03/30/2040	100,000	130,112
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	125,000	126,382
Rogers Communications, Inc. 4.35%, 05/01/2049	205,000	221,852
Vodafone Group PLC
4.13%, 05/30/2025	170,000	180,749
4.88%, 06/19/2049	415,000	436,066
5.00%, 05/30/2038	302,000	328,517
5.25%, 05/30/2048	172,000	189,869

		2,131,064

Total Corporate Debt Securities (Cost $157,517,794)		164,885,016

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	209,400
5.00%, 06/15/2045	200,000	220,700
7.38%, 09/18/2037	100,000	136,001

		566,101

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	135,837
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	873,057
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	3,101,635
Series 2004-Z,
08/15/2023	1,000,000	916,547

		5,027,076

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	213,938
4.13%, 01/21/2026	200,000	209,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.35%, 01/15/2047	$ 104,000	$ 103,091
5.55%, 01/21/2045 (G)	448,000	521,920
4.75%, 03/08/2044, MTN	60,000	62,625

		1,111,074

Panama - 0.0% (F)
Panama Government International Bond 4.50%, 04/16/2050	200,000	224,252

Peru - 0.0% (F)
Peru Government International Bond 5.63%, 11/18/2050	36,000	49,590

Supranational - 0.0% (F)
African Development Bank 8.80%, 09/01/2019	225,000	227,381

Total Foreign Government Obligations (Cost $6,937,922)		7,205,474

MORTGAGE-BACKED SECURITIES - 2.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	201,852	215,552
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	149,984	149,354
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	49,887	47,557
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 2.35% (D), 07/25/2035	255,590	27,165
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 2.67% (D), 06/25/2035	556,751	69,321
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 2.70% (D), 02/25/2035	30,021	378
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	102,790
Series 2014-520M, Class C,
4.35% (D), 08/15/2046 (A)	200,000	195,177
Banc of America Funding Trust Series 2005-E, Class 4A1, 4.70% (D), 03/20/2035	27,285	27,572
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	17,891	15,697
Series 2005-7, Class 30,
11/25/2035	20,042	17,209
Series 2005-8, Class 30,
01/25/2036	5,705	4,427
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 4.84% (D), 11/25/2033	73,061	74,918

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	$ 550,000	$ 576,247
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	66,933
BCAP LLC Trust Series 2010-RR7, Class 2A1, 4.27% (D), 07/26/2045 (A)	29,697	29,794
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1-Month LIBOR + 0.64%, 3.04% (D), 07/25/2034	92,158	92,176
Bear Stearns ARM Trust Series 2006-1, Class A1, 1-Year CMT + 2.25%, 4.91% (D), 02/25/2036	43,854	44,898
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR9, Class C, 5.06% (D), 09/11/2042	55,582	55,621
CD Mortgage Trust Series 2006-CD3, Class AM, 5.65%, 10/15/2048	221,810	230,421
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.79% (D), 02/25/2037	63,599	65,176
Series 2007-A2, Class 2A1,
4.50% (D), 07/25/2037	28,931	29,884
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	54,728	56,665
Series 2004-3, Class A4,
5.75%, 04/25/2034	32,837	33,919
Series 2004-7, Class 2A1,
4.63% (D), 06/25/2034	16,153	16,822
Series 2004-HYB1, Class 2A,
4.19% (D), 05/20/2034	12,480	12,637
Series 2005-22, Class 2A1,
4.01% (D), 11/25/2035	98,844	88,979
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 2A5, 5.25%, 10/25/2033	12,787	13,218
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (D), 04/12/2035 (A)	125,000	128,048
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	450,839
Series 2018-HOME, Class A,
3.94% (D), 04/10/2033 (A)	1,160,000	1,242,737
Commercial Mortgage Trust Series 2006-GG7, Class AM, 5.83% (D), 07/10/2038	12,227	12,295
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	20,948	21,982
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,274	2,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	$ 30,156	$ 31,265
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (A)	117,548	117,479
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	750,000	773,308
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56% (D), 08/10/2044 (A)	103,000	101,363
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.75% (D), 03/25/2035 (A)	140,746	130,472
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.75% (D), 09/25/2035 (A)	88,120	77,945
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	48,954	50,696
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	21,805	22,337
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	47,405	50,248
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	65,277	54,682
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (D), 08/25/2022 (A)	1,135,000	1,135,295
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.75% (D), 05/25/2036	54,195	54,609
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.75% (D), 08/25/2036	10,389	10,395
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	765,000	811,670
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.29% (D), 05/15/2045	91,373	102
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 4.63% (D), 11/25/2033	22,366	23,144
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	166,887
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.84% (D), 04/21/2034	28,565	29,563
Series 2004-13, Class 3A7,
4.66% (D), 11/21/2034	16,498	17,126
Series 2004-3, Class 4A2,
4.19% (D), 04/25/2034	11,321	10,700

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust Series 2004-10, Class 1A1, 4.50%, 09/25/2019	$ 1,669	$ 1,675
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (A)	11,972	8,657
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 3.02% (D), 10/25/2028	238,270	239,512
Series 2004-1, Class 2A1,
4.36% (D), 12/25/2034	48,785	49,246
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.86% (D), 04/25/2029	158,104	157,296
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	296,986	302,116
Morgan Stanley Capital I Trust Series 2011-C3, Class A3, 4.05%, 07/15/2049	29,718	29,690
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,138	9,500
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	11,032
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	147,111	34,816
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 11.60% (D), 10/25/2017	52	56
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	337	319
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	163,326
Seasoned Credit Risk Transfer Trust Series 2019-1, Class MT, 3.50%, 07/25/2058	1,460,525	1,490,630
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	2,340,309	2,439,071
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 3.14% (D), 04/20/2033	104,510	103,352
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.98% (D), 12/20/2034	76,858	76,844
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 3.08% (D), 09/20/2034	192,256	193,045
Series 2004-9, Class A1,

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
1-Month LIBOR + 0.68%, 3.06% (D), 10/20/2034	$ 135,758	$ 133,687
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 4.57% (D), 02/25/2034	211,280	214,147
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.09% (D), 01/19/2034	245,482	242,437
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 3.09% (D), 03/19/2034	208,795	206,688
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.05% (D), 10/19/2034	35,860	35,906
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.64% (D), 07/19/2035	114,285	113,126
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 4.16% (D), 12/25/2044	74,831	76,435
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class C, 5.48% (D), 08/15/2039	240,000	240,603
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	231,000	237,030
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	134,394
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	295,246
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.47% (D), 05/10/2063 (A)	738,294	24,884
V.M. Jog Engineering, Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	557,206
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	407,135
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.10% (D), 03/15/2045 (A)	577,243	4
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.33% (D), 10/25/2033	70,742	73,074
Series 2003-AR6, Class A1,
4.72% (D), 06/25/2033	20,512	21,113
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	43,357	45,232

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-S9, Class A8,
5.25%, 10/25/2033	$ 41,301	$ 42,676
Series 2004-AR3, Class A2,
4.51% (D), 06/25/2034	12,354	12,691
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	123,505	121,055
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 2.65% (D), 04/25/2035	385,231	43,115
Series 2005-3, Class CX,
5.50%, 05/25/2035	133,367	26,290
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, Zero Coupon, 03/25/2033	510	465
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (D), 03/18/2028 (A)	400,000	399,924
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	76,568	76,486
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,123,344
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.55% (D), 06/25/2033	65,271	67,176
Series 2003-K, Class 1A1,
4.68% (D), 11/25/2033	8,986	9,215
Series 2004-EE, Class 3A1,
4.84% (D), 12/25/2034	54,055	55,897
Series 2004-I, Class 1A1,
4.87% (D), 07/25/2034	64,895	67,615
Series 2004-P, Class 2A1,
4.70% (D), 09/25/2034	58,974	61,190
Series 2004-V, Class 1A1,
4.94% (D), 10/25/2034	19,823	20,510
Series 2005-AR16, Class 2A1,
5.02% (D), 02/25/2034	40,712	41,992
Series 2005-AR3, Class 1A1,
7.53% (D), 03/25/2035	199,432	207,681
Series 2005-AR8, Class 2A1,
4.99% (D), 06/25/2035	13,511	13,674

Total Mortgage-Backed Securities (Cost $19,175,045)		19,847,356

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (F)
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	65,000	87,279

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	269,233
5.65%, 11/01/2040	155,000	204,958

		474,191

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	$ 106,000	$ 119,171
4.80%, 06/01/2111	130,000	159,771

		278,942

Total Municipal Government Obligations (Cost $707,645)		840,412

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.7%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.94% (D), 07/15/2042 - 03/15/2044	1,537,388	1,548,477
3.00%, 08/15/2042 - 01/15/2044	2,615,892	2,654,673
3.50%, 01/01/2032 - 06/01/2043	2,436,032	2,529,612
4.00%, 06/01/2042 - 04/01/2049	5,169,223	5,420,317
4.00%, 06/01/2049 (H)	1,500,000	1,555,029
6-Month LIBOR + 1.73%, 4.46% (D), 10/01/2036	22,097	23,023
4.50%, 05/01/2041	234,846	252,394
6-Month LIBOR + 1.75%, 4.54% (D), 07/01/2036	29,684	30,924
6-Month LIBOR + 1.66%, 4.54% (D), 08/01/2036	24,806	25,765
12-Month LIBOR + 1.69%, 4.61% (D), 12/01/2036	4,192	4,407
12-Month LIBOR + 1.67%, 4.63% (D), 11/01/2036	23,802	24,981
1-Year CMT + 2.25%, 4.67% (D), 02/01/2036	61,467	64,700
6-Month LIBOR + 1.89%, 4.72% (D), 03/01/2037	20,302	21,259
1-Year CMT + 2.36%, 4.73% (D), 10/01/2036	20,922	22,147
1-Year CMT + 2.25%, 4.75% (D), 05/01/2036	20,845	22,066
1-Year CMT + 2.37%, 4.79% (D), 09/01/2034	35,567	37,574
12-Month LIBOR + 1.94%, 4.88% (D), 06/01/2036	78,672	83,278
1-Year CMT + 2.25%, 4.95% (D), 01/01/2035	25,338	26,688
6-Month LIBOR + 2.11%, 4.99% (D), 02/01/2037	31,014	32,634
5.50%, 06/01/2020 - 08/01/2038	28,469	31,632
6.00%, 10/01/2019 - 12/01/2034	75,592	79,162
6.50%, 09/01/2019 - 11/01/2036	22,538	25,935
7.00%, 01/01/2031	56,688	64,397
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,501,657
2.36%, 08/25/2022	665,335	669,541
2.60%, 09/25/2020	43,599	43,608
2.62%, 01/25/2023	1,250,000	1,270,549
2.72%, 07/25/2026	896,000	914,148
2.77%, 05/25/2025	750,000	768,490
2.81%, 09/25/2024	591,000	603,641
2.84%, 09/25/2022	574,000	583,867

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.93%, 01/25/2023	$ 649,727	$ 664,234
3.04%, 07/25/2024	2,500,000	2,584,028
3.08%, 01/25/2031	1,179,000	1,219,563
1-Month LIBOR + 0.70%, 3.13% (D), 09/25/2022	174,361	174,532
3.30% (D), 11/25/2027	553,000	588,405
3.34% (D), 04/25/2028	465,000	486,156
3.39%, 03/25/2024	857,000	902,317
3.49%, 01/25/2024	1,300,000	1,371,821
3.69%, 01/25/2029	1,045,000	1,147,490
3.85% (D), 05/25/2028	1,340,000	1,473,843
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.74% (D), 06/15/2043	962,826	957,621
1-Month LIBOR + 0.40%, 2.79% (D), 10/15/2041	299,855	300,220
1-Month LIBOR + 0.44%, 2.83% (D), 02/15/2037	8,071	8,084
1-Month LIBOR + 0.45%, 2.84% (D), 08/15/2039	152,714	153,319
1-Month LIBOR + 0.40%, 2.89% (D), 07/15/2037	186,521	186,003
1-Month LIBOR + 0.55%, 2.94% (D), 08/15/2037	453,833	455,324
1-Month LIBOR + 0.68%, 3.07% (D), 11/15/2037	255,606	259,141
3.50%, 03/15/2035	2,000,000	2,125,654
4.00%, 12/15/2041	317,293	341,026
5.00%, 12/15/2022 - 05/15/2041	555,753	634,468
5.50%, 12/15/2022 - 05/15/2038	520,268	582,256
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	78,079	82,015
6.00%, 05/15/2027 - 04/15/2036	935,182	1,043,266
6.38%, 03/15/2032	77,370	88,347
6.40%, 11/15/2023	18,448	19,354
6.50%, 08/15/2031 - 07/15/2036	415,993	475,549
7.00%, 03/15/2024 - 05/15/2032	630,666	718,205
(1.25) * 1-Month LIBOR + 10.13%, 7.13% (D), 07/15/2032	42,012	48,596
7.25%, 09/15/2030 - 12/15/2030	163,561	190,382
7.50%, 02/15/2023 - 08/15/2030	61,641	67,911
8.00%, 01/15/2030	129,627	153,057
(2.00) * 1-Month LIBOR + 13.29%, 8.50% (D), 07/15/2033	31,808	39,150
(3.33) * 1-Month LIBOR + 17.50%, 9.52% (D), 02/15/2040	73,362	93,747
(1.83) * 1-Month LIBOR + 14.76%, 10.37% (D), 09/15/2033	6,728	8,265
(3.67) * 1-Month LIBOR + 24.49%, 15.71% (D), 06/15/2034	31,913	39,470
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.77% (D), 01/15/2040	85,878	3,909
(1.00) * 1-Month LIBOR + 6.00%, 3.61% (D), 11/15/2037 - 02/15/2039	103,519	14,587
(1.00) * 1-Month LIBOR + 6.20%, 3.72% (D), 06/15/2038	215,091	32,499

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.37%, 3.98% (D), 10/15/2037	$ 423,522	$ 65,000
(1.00) * 1-Month LIBOR + 6.42%, 4.03% (D), 11/15/2037	48,182	5,139
(1.00) * 1-Month LIBOR + 6.80%, 4.41% (D), 04/15/2038	37,978	5,460
(1.00) * 1-Month LIBOR + 7.10%, 4.71% (D), 07/15/2036	13,854	811
(1.00) * 1-Month LIBOR + 8.00%, 5.52% (D), 03/15/2032	27,082	4,734
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 04/15/2020 - 01/15/2040	186,643	167,204
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.70% (D), 10/25/2044	171,504	173,169
3.90% (D), 08/25/2028	860,000	955,634
5.41% (D), 07/25/2032	140,810	154,807
6.50%, 02/25/2043	133,179	158,132
7.00%, 02/25/2043	40,248	47,540
7.50% (D), 08/25/2042	60,101	74,479
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	40,112	7,644
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	670,777
2.34%, 01/01/2023	896,119	902,078
2.38%, 12/01/2022 - 10/01/2026	1,912,618	1,924,266
2.39% (D), 01/25/2023	645,425	650,323
2.46%, 02/01/2023	854,125	858,195
2.49%, 05/25/2026	1,000,000	1,005,092
2.51%, 06/01/2023	881,281	892,334
2.52%, 05/01/2023	1,000,000	1,013,406
2.57%, 08/01/2028	2,850,000	2,870,288
2.65%, 08/01/2022	500,000	507,656
1-Month LIBOR + 0.26%, 2.66% (D), 11/25/2046	125,319	123,469
2.67%, 07/01/2022	1,500,000	1,523,107
2.70%, 07/01/2026	1,500,000	1,534,293
2.71%, 04/01/2023	1,284,376	1,308,471
2.77%, 06/01/2023	735,716	751,386
1-Month LIBOR + 0.35%, 2.83% (D), 01/01/2023 - 09/25/2042	980,516	974,676
2.90%, 06/25/2027	1,345,139	1,374,690
1-Month LIBOR + 0.48%, 2.91% (D), 09/01/2024	906,385	901,571
2.92%, 12/01/2024	1,000,000	1,035,114
1-Month LIBOR + 0.55%, 2.95% (D), 08/25/2042	397,467	401,121
2.97%, 06/01/2030	1,321,000	1,356,139
2.98%, 08/25/2029	733,000	748,999
3.00%, 01/01/2043	568,946	577,038
3.02% (D), 08/25/2024	636,000	659,405
3.03%, 12/01/2021	428,027	436,198
3.08%, 01/01/2028	2,000,000	2,094,602
3.09% (D), 04/25/2027	1,167,000	1,216,076

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.10%, 09/01/2025 - 01/01/2028	$ 2,989,003	$ 3,133,693
3.12%, 11/01/2026	974,103	1,022,405
3.14% (D), 03/25/2028	546,000	568,808
3.16%, 01/01/2030	2,000,000	2,101,227
3.18% (D), 06/25/2027	1,016,000	1,061,311
3.19% (D), 02/25/2030	392,000	407,654
3.24%, 10/01/2026 - 12/01/2026	1,918,204	2,030,451
3.26%, 04/01/2029	2,000,000	2,116,926
3.29%, 08/01/2026	2,500,000	2,651,779
3.30% (D), 04/25/2029	937,000	983,497
3.30%, 12/01/2026 - 03/01/2029	2,177,041	2,308,789
3.33%, 05/01/2028	2,065,248	2,200,868
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,124,239
3.36%, 12/01/2027	1,040,122	1,102,311
1-Month LIBOR + 0.93%, 3.37% (D), 11/25/2022	210,111	210,200
3.38%, 12/01/2023	1,464,157	1,537,458
3.42%, 05/01/2024	600,000	632,978
3.45%, 01/01/2024	962,920	1,014,681
3.50% (D), 07/25/2028	997,000	1,065,299
3.50%, 12/01/2027 - 01/01/2044	5,890,679	6,154,804
3.57%, 07/01/2028	1,188,428	1,280,185
3.59%, 10/01/2020	59,630	60,269
3.66%, 10/01/2028	1,188,280	1,290,006
3.67%, 09/01/2028	1,142,000	1,240,086
3.67% (D), 09/25/2028	1,000,000	1,083,480
3.74%, 07/01/2023	480,075	508,632
3.75% (D), 11/25/2028	1,710,000	1,862,981
3.76%, 06/25/2021 - 12/01/2035	2,057,207	2,206,647
3.78% (D), 08/25/2030	1,100,000	1,199,903
3.80%, 02/01/2031	1,393,409	1,534,747
3.81%, 12/01/2028	730,000	803,990
3.82%, 09/01/2028	1,788,479	1,962,573
3.86%, 07/01/2021	866,683	891,240
3.92%, 08/01/2021	1,366,587	1,408,820
3.94%, 07/01/2021	500,000	517,825
3.97%, 06/01/2021 - 07/01/2021	885,549	911,246
3.98%, 08/01/2021	892,547	920,421
3.99%, 07/01/2021	199,226	205,235
4.00%, 07/01/2042 - 03/01/2048	3,427,311	3,613,341
4.02%, 08/01/2021 - 11/01/2028	1,485,737	1,562,421
4.05%, 08/01/2021	721,285	744,979
4.06%, 07/01/2021	955,209	985,372
4.23%, 03/01/2020	787,266	789,117
4.25%, 04/01/2021	500,000	514,968
4.26%, 06/01/2021	294,455	305,910
4.38%, 04/01/2020	118,529	120,287
4.45%, 07/01/2026	441,643	500,982
1-Year CMT + 2.23%, 4.81% (D), 01/01/2036	22,429	23,648
12-Month LIBOR + 1.79%, 4.91% (D), 01/01/2038	7,030	7,263
5.00%, 05/01/2023 - 06/01/2048	1,523,796	1,629,239
5.50%, 07/01/2022 - 05/01/2036	165,250	176,370
6.00%, 12/01/2032 - 11/01/2037	296,075	328,318
6.50%, 08/01/2020 - 10/01/2036	53,816	61,857
8.00%, 11/01/2037	3,695	3,911

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 2.34% (D), 06/27/2036	$ 25,144	$ 24,683
1-Month LIBOR + 0.30%, 2.70% (D), 08/25/2041	183,116	182,535
1-Month LIBOR + 0.35%, 2.75% (D), 04/25/2035 - 08/25/2036	69,392	69,564
1-Month LIBOR + 0.40%, 2.80% (D), 10/25/2042	438,266	435,980
1-Month LIBOR + 0.50%, 2.90% (D), 05/25/2035 - 10/25/2042	905,801	908,575
3.00%, 01/25/2046	473,680	483,392
4.00%, 10/25/2025 - 04/25/2033	724,572	759,692
(1.33) * 1-Month LIBOR + 7.47%, 4.21% (D), 08/25/2033	47,424	50,554
4.50%, 07/25/2029	1,000,000	1,092,431
5.00%, 09/25/2023 - 08/25/2040	1,239,881	1,409,115
5.35% (D), 12/25/2042	101,905	110,523
5.50%, 04/25/2023 - 07/25/2038	1,138,115	1,237,511
5.75%, 06/25/2033	164,600	182,534
5.86% (D), 12/25/2042	55,100	60,820
6.00% (D), 07/25/2023	51,189	54,207
6.00%, 11/25/2032 - 11/25/2039	348,605	391,557
6.50%, 02/25/2022 - 05/25/2044	387,301	441,479
6.50% (D), 10/25/2042	18,586	21,142
(1.88) * 1-Month LIBOR + 11.28%, 6.76% (D), 07/25/2035	72,468	84,041
7.00%, 03/25/2031 - 11/25/2041	711,121	830,684
(2.50) * 1-Month LIBOR + 13.75%, 7.65% (D), 07/25/2033	19,411	22,867
8.00%, 05/25/2022	6,065	6,390
(1.67) * 1-Month LIBOR + 12.50%, 8.49% (D), 09/25/2033	8,481	10,097
(2.00) * 1-Month LIBOR + 14.00%, 9.19% (D), 03/25/2038	5,491	6,365
(2.75) * 1-Month LIBOR + 16.50%, 9.89% (D), 05/25/2034	18,504	22,982
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	3,558	4,427
(1.83) * 1-Month LIBOR + 14.48%, 10.08% (D), 12/25/2032	5,542	6,852
(2.00) * 1-Month LIBOR + 15.50%, 10.74% (D), 11/25/2031	18,955	24,343
(2.50) * 1-Month LIBOR + 17.38%, 11.36% (D), 07/25/2035	59,371	79,732
(2.75) * 1-Month LIBOR + 19.53%, 12.91% (D), 04/25/2034 - 05/25/2034	109,437	151,084
(4.00) * 1-Month LIBOR + 24.00%, 14.38% (D), 05/25/2034	9,593	13,062
(3.50) * 1-Month LIBOR + 23.10%, 14.68% (D), 06/25/2035	40,627	47,066
(3.67) * 1-Month LIBOR + 24.57%, 15.75% (D), 03/25/2036	18,095	27,493
(4.00) * 1-Month LIBOR + 26.20%, 16.58% (D), 10/25/2036	6,452	9,416
(4.00) * 1-Month LIBOR + 26.56%, 16.94% (D), 12/25/2036	8,234	11,763
(3.25) * 1-Month LIBOR + 25.19%, 17.37% (D), 02/25/2032	2,503	3,513

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (D), 08/25/2042	$ 274,684	$ 6,254
1.73% (D), 01/25/2038	33,516	1,371
1.77% (D), 04/25/2041	58,626	3,465
(1.00) * 1-Month LIBOR + 5.85%, 3.45% (D), 09/25/2038	124,953	15,015
(1.00) * 1-Month LIBOR + 5.91%, 3.51% (D), 02/25/2038	72,785	11,390
(1.00) * 1-Month LIBOR + 6.10%, 3.70% (D), 06/25/2037	32,565	4,743
(1.00) * 1-Month LIBOR + 6.18%, 3.78% (D), 12/25/2039	12,808	1,623
(1.00) * 1-Month LIBOR + 6.20%, 3.80% (D), 03/25/2038	10,859	1,207
(1.00) * 1-Month LIBOR + 6.42%, 4.02% (D), 04/25/2040	18,572	2,555
(1.00) * 1-Month LIBOR + 6.58%, 4.09% (D), 06/25/2036	30,237	4,863
(1.00) * 1-Month LIBOR + 6.50%, 4.10% (D), 06/25/2023	6,992	216
(1.00) * 1-Month LIBOR + 6.53%, 4.13% (D), 01/25/2041	274,596	56,597
(1.00) * 1-Month LIBOR + 6.54%, 4.14% (D), 09/25/2037	46,676	8,855
(1.00) * 1-Month LIBOR + 6.55%, 4.15% (D), 02/25/2039	32,324	5,821
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (D), 03/25/2036	534,395	103,787
(1.00) * 1-Month LIBOR + 7.15%, 4.75% (D), 07/25/2037	81,368	19,008
6.50%, 05/25/2033	23,140	4,813
7.00%, 06/25/2033	29,589	7,129
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	1,782,321	1,530,231
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	47,056	43,418
05/15/2030, MTN	400,000	303,585
FREMF Mortgage Trust
3.70% (D), 11/25/2049 (A)	529,000	538,559
3.81% (D), 01/25/2048 (A)	760,000	780,778
3.97% (D), 07/25/2049 (A)	420,000	431,815
4.21% (D), 11/25/2047 (A)	490,000	510,427
Government National Mortgage Association
1.65%, 01/20/2063	690,087	685,467
2.00%, 05/16/2049	125,496	121,703
2.08% (D), 07/16/2048	41,719	40,980
2.50%, 09/16/2056	51,709	51,835
1-Month LIBOR + 0.30%, 2.81% (D), 08/20/2060	6,620	6,612
1-Month LIBOR + 0.34%, 2.85% (D), 12/20/2062	252,372	251,436
1-Month LIBOR + 0.40%, 2.87% (D), 12/20/2060	622,523	621,351
1-Month LIBOR + 0.41%, 2.88% (D), 03/20/2063	626,089	625,004
1-Month LIBOR + 0.43%, 2.90% (D), 04/20/2060	27,012	26,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.45%, 2.92% (D), 03/20/2060 - 08/20/2067	$ 1,557,831	$ 1,556,788
1-Month LIBOR + 0.47%, 2.94% (D), 01/20/2061 - 08/20/2065	2,886,962	2,885,615
1-Month LIBOR + 0.48%, 2.95% (D), 02/20/2065	1,103,666	1,103,347
1-Month LIBOR + 0.50%, 2.97% (D), 07/20/2064	874,875	875,269
1-Month LIBOR + 0.52%, 2.98% (D), 10/20/2062	309,604	309,830
1-Month LIBOR + 0.52%, 2.99% (D), 09/20/2065	543,645	544,312
1-Month LIBOR + 0.50%, 3.01% (D), 06/20/2064 - 07/20/2064	2,189,918	2,190,900
1-Month LIBOR + 0.55%, 3.02% (D), 07/20/2062	6,768	6,774
1-Month LIBOR + 0.58%, 3.05% (D), 09/20/2062 - 05/20/2066	696,838	697,797
1-Month LIBOR + 0.65%, 3.12% (D), 01/20/2064 - 03/20/2064	2,241,022	2,250,565
1-Month LIBOR + 0.66%, 3.13% (D), 12/20/2065	432,858	435,821
1-Month LIBOR + 0.70%, 3.21% (D), 05/20/2061	8,375	8,402
1-Month LIBOR + 1.00%, 3.47% (D), 12/20/2066	465,153	472,665
3.50%, 11/20/2039 - 06/20/2046	1,726,979	1,779,959
4.50%, 05/20/2048 - 07/20/2049	7,320,569	7,744,663
4.76% (D), 10/20/2043	717,615	794,916
5.00%, 04/16/2023 - 04/15/2049	2,020,544	2,208,933
5.48%, 01/20/2038	327,751	371,901
5.50%, 01/16/2033 - 09/20/2039	1,255,916	1,399,639
5.56%, 07/20/2040	239,740	271,772
5.85% (D), 12/20/2038	94,920	107,906
6.00%, 09/20/2038 - 08/20/2039	184,922	208,828
6.50%, 10/16/2024 - 06/20/2033	731,468	806,234
7.33%, 11/20/2030	13,267	13,249
(2.00) * 1-Month LIBOR + 13.40%, 8.63% (D), 10/20/2037	22,392	25,468
9.00%, 05/16/2027	7,911	7,904
(2.41) * 1-Month LIBOR + 16.43%, 10.66% (D), 06/17/2035	14,744	17,621
(2.20) * 1-Month LIBOR + 16.72%, 11.45% (D), 05/18/2034	800	932
(3.00) * 1-Month LIBOR + 20.21%, 13.06% (D), 09/20/2037	9,696	12,370
(2.75) * 1-Month LIBOR + 19.66%, 13.08% (D), 04/16/2034	35,494	50,181
(3.50) * 1-Month LIBOR + 23.28%, 14.93% (D), 04/20/2037	33,760	50,314
(4.91) * 1-Month LIBOR + 29.46%, 17.25% (D), 09/20/2034	18,133	26,524
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 3.32% (D), 12/20/2038	38,030	3,987
(1.00) * 1-Month LIBOR + 5.83%, 3.45% (D), 02/20/2038	65,145	7,591

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.00%, 3.62% (D), 11/20/2037	$ 59,071	$ 7,085
(1.00) * 1-Month LIBOR + 6.08%, 3.70% (D), 06/20/2039	40,316	4,776
(1.00) * 1-Month LIBOR + 6.10%, 3.71% (D), 02/16/2039	23,349	2,908
(1.00) * 1-Month LIBOR + 6.10%, 3.72% (D), 10/20/2034	79,146	11,079
(1.00) * 1-Month LIBOR + 6.27%, 3.79% (D), 04/20/2039	51,344	5,491
(1.00) * 1-Month LIBOR + 6.20%, 3.82% (D), 03/20/2037 - 06/20/2038	129,619	17,468
(1.00) * 1-Month LIBOR + 6.30%, 3.92% (D), 09/20/2035 - 03/20/2039	163,021	19,827
(1.00) * 1-Month LIBOR + 6.40%, 4.01% (D), 05/16/2038 - 06/16/2039	162,598	23,002
(1.00) * 1-Month LIBOR + 6.47%, 4.08% (D), 06/16/2037	47,645	6,295
(1.00) * 1-Month LIBOR + 6.55%, 4.17% (D), 11/20/2037 - 12/20/2037	55,048	7,253
(1.00) * 1-Month LIBOR + 6.75%, 4.37% (D), 07/20/2037	104,004	18,137
(1.00) * 1-Month LIBOR + 6.78%, 4.39% (D), 08/20/2037	72,550	7,569
(1.00) * 1-Month LIBOR + 6.81%, 4.42% (D), 04/16/2037	34,753	6,181
5.50%, 10/16/2037	85,033	8,138
6.50%, 03/20/2039	28,882	6,667
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	144,717	132,498
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 01/15/2021	8,265,000	8,098,626
Resolution Funding Corp., Principal Only STRIPS 01/15/2026 - 10/15/2027	335,000	283,963
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	499,899
4.63%, 09/15/2060	257,000	341,852
5.88%, 04/01/2036	698,000	962,655
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	860,567
01/15/2038	150,000	83,022
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	251,031	281,005

Total U.S. Government Agency Obligations (Cost $189,282,589)		193,538,866

U.S. GOVERNMENT OBLIGATIONS - 26.5%
U.S. Treasury - 26.3%
U.S. Treasury Bond
2.25%, 08/15/2046	12,370,000	11,686,751
2.50%, 02/15/2045 - 02/15/2046	8,250,000	8,211,514

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.75%, 08/15/2042 - 11/15/2042	$ 8,248,000	$ 8,646,274
2.88%, 05/15/2043 - 08/15/2045	5,570,000	5,957,067
3.00%, 02/15/2048	240,000	262,922
3.13%, 02/15/2043 - 05/15/2048	2,299,000	2,569,182
3.63%, 08/15/2043 - 02/15/2044	1,999,000	2,413,963
3.75%, 11/15/2043	2,848,000	3,505,933
3.88%, 08/15/2040	1,020,000	1,273,964
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,836,705
4.38%, 05/15/2041	3,100,000	4,139,469
5.25%, 02/15/2029	130,000	166,964
5.38%, 02/15/2031	42,400	56,944
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 11/15/2041	70,694,260	56,861,685
02/15/2035 (G)	160,000	110,667
U.S. Treasury Note
1.00%, 11/30/2019	400,000	398,141
1.13%, 07/31/2021	3,000,000	2,961,328
1.25%, 07/31/2023	3,000,000	2,942,344
1.38%, 04/30/2020 - 09/30/2023	7,869,000	7,777,757
1.50%, 08/15/2026	142,000	138,389
1.63%, 08/15/2022 - 02/15/2026	6,409,500	6,378,150
1.75%, 09/30/2022 - 05/15/2023	5,588,000	5,591,482
2.00%, 02/28/2021 - 11/15/2026	19,945,500	20,097,974
2.13%, 02/29/2024 - 05/15/2025	3,683,000	3,744,298
2.25%, 11/15/2024 - 02/15/2027	591,000	605,283
2.63%, 08/15/2020 - 05/15/2021	17,982,000	18,125,775
2.75%, 05/31/2023	184,000	191,037
2.88%, 04/30/2025	265,000	280,465
3.63%, 02/15/2021	1,000,000	1,028,750

		177,961,177

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	236,342	302,390
2.50%, 01/15/2029	118,963	143,101
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	256,165	254,555
1.38%, 01/15/2020	357,879	357,097

		1,057,143

Total U.S. Government Obligations (Cost $168,754,062)		179,018,320

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (J)	1,482,951	1,482,951

Total Other Investment Company (Cost $1,482,951)		1,482,951

Principal	Value
REPURCHASE AGREEMENT - 3.6%

Fixed Income Clearing Corp., 1.45% (J), dated 06/28/2019, to be repurchased at $24,577,716 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $25,067,899.

$ 24,574,747	$ 24,574,747

Total Repurchase Agreement (Cost $24,574,747)	24,574,747

Total Investments (Cost $657,963,380)	681,587,295
Net Other Assets (Liabilities) - (0.9)%	(5,825,074)

Net Assets - 100.0%	$ 675,762,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$88,399,964	$1,794,189	$90,194,153
Corporate Debt Securities	—	164,881,428	3,588	164,885,016
Foreign Government Obligations	—	7,205,474	—	7,205,474
Mortgage-Backed Securities	—	19,847,356	—	19,847,356
Municipal Government Obligations	—	840,412	—	840,412
U.S. Government Agency Obligations	—	193,538,866	—	193,538,866
U.S. Government Obligations	—	179,018,320	—	179,018,320
Other Investment Company	1,482,951	—	—	1,482,951
Repurchase Agreement	—	24,574,747	—	24,574,747

Total Investments	$1,482,951	$678,306,567	$1,797,777	$681,587,295

Transfers
Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,071,293	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $115,555,000, representing 17.1% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $2,879,053, representing 0.4% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,452,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rates disclosed reflect the yields at June 30, 2019.
(K)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $633,388,633) (including securities loaned of $1,452,230)	$657,012,548
Repurchase agreement, at value (cost $24,574,747)	24,574,747
Cash	2,725
Receivables and other assets:
Investments sold	13,746
Net income from securities lending	407
Shares of beneficial interest sold	25,242
Interest	3,203,092
Tax reclaims	528
Prepaid expenses	2,818

Total assets	684,835,853

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,482,951
Payables and other liabilities:
Investments purchased	4,956,843
When-issued, delayed-delivery, forward and TBA commitments purchased	2,082,278
Shares of beneficial interest redeemed	43,060
Investment management fees	231,592
Distribution and service fees	57,435
Transfer agent costs	1,445
Trustees, CCO and deferred compensation fees	3,795
Audit and tax fees	24,922
Custody fees	69,845
Legal fees	6,519
Printing and shareholder reports fees	100,178
Other accrued expenses	12,769

Total liabilities	9,073,632

Net assets	$675,762,221

Net assets consist of:
Capital stock ($0.01 par value)	$494,250
Additional paid-in capital	628,432,790
Total distributable earnings (accumulated losses)	46,835,181

Net assets	$675,762,221

Net assets by class:
Initial Class	$372,845,353
Service Class	302,916,868

Shares outstanding:
Initial Class	28,068,253
Service Class	21,356,788

Net asset value and offering price per share:
Initial Class	$13.28
Service Class	14.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$10,372,533
Net income from securities lending	4,587

Total investment income	10,377,120

Expenses:
Investment management fees	1,434,746
Distribution and service fees:
Service Class	350,093
Transfer agent costs	4,651
Trustees, CCO and deferred compensation fees	9,528
Audit and tax fees	24,519
Custody fees	106,497
Legal fees	14,933
Printing and shareholder reports fees	47,290
Other	18,492

Total expenses	2,010,749

Net investment income (loss)	8,366,371

Net realized gain (loss) on:
Investments	769,659

Net change in unrealized appreciation (depreciation) on:
Investments	29,052,502

Net realized and change in unrealized gain (loss)	29,822,161

Net increase (decrease) in net assets resulting from operations	$38,188,532

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$8,366,371	$15,587,239
Net realized gain (loss)	769,659	(850,629)
Net change in unrealized appreciation (depreciation)	29,052,502	(14,089,522)

Net increase (decrease) in net assets resulting from operations	38,188,532	647,088

Distributions to shareholders:
Initial Class	—	(10,083,521)
Service Class	—	(8,007,669)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(18,091,190)

Capital share transactions:
Proceeds from shares sold:
Initial Class	49,680,567	122,949,194
Service Class	22,197,266	19,126,273

	71,877,833	142,075,467

Dividends and/or distributions reinvested:
Initial Class	—	10,083,521
Service Class	—	8,007,669

	—	18,091,190

Cost of shares redeemed:
Initial Class	(50,196,258)	(124,424,461)
Service Class	(10,035,640)	(23,306,553)

	(60,231,898)	(147,731,014)

Net increase (decrease) in net assets resulting from capital share transactions	11,645,935	12,435,643

Net increase (decrease) in net assets	49,834,467	(5,008,459)

Net assets:
Beginning of period/year	625,927,754	630,936,213

End of period/year	$675,762,221	$625,927,754

Capital share transactions - shares:
Shares issued:
Initial Class	3,900,480	9,956,727
Service Class	1,622,504	1,419,364

	5,522,984	11,376,091

Shares reinvested:
Initial Class	—	812,532
Service Class	—	602,987

	—	1,415,519

Shares redeemed:
Initial Class	(3,937,099)	(9,890,378)
Service Class	(736,755)	(1,740,589)

	(4,673,854)	(11,630,967)

Net increase (decrease) in shares outstanding:
Initial Class	(36,619)	878,881
Service Class	885,749	281,762

	849,130	1,160,643

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$12.52		$12.94		$12.86		$12.83		$13.02	$12.62

Investment operations:
Net investment income (loss) (A)	0.17		0.34		0.31		0.30	(B)	0.28	0.29
Net realized and unrealized gain (loss)	0.59		(0.33)		0.16		0.01	(C)	(0.20)	0.38

Total investment operations	0.76		0.01		0.47		0.31		0.08	0.67

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)		(0.39)		(0.28)		(0.27)	(0.27)

Net asset value, end of period/year	$13.28		$12.52		$12.94		$12.86		$12.83	$13.02

Total return	6.07	%(D)	0.08%		3.66%		2.39%		0.61%	5.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$372,845		$351,911		$352,261		$566,006		$472,685	$488,758
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52	%(E)	0.51%		0.52%		0.52%		0.55%	0.56%
Including waiver and/or reimbursement and recapture	0.52	%(E)	0.51	%(F)	0.52	%(F)	0.52	%(B)	0.55%	0.56%
Net investment income (loss) to average net assets	2.73	%(E)	2.70%		2.37%		2.24	%(B)	2.11%	2.21%
Portfolio turnover rate	13	%(D)	35%		26%		25%		19%	17%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.39		$13.80		$13.69		$13.66		$13.86	$13.42

Investment operations:
Net investment income (loss) (A)	0.17		0.33		0.29		0.28	(B)	0.26	0.27
Net realized and unrealized gain (loss)	0.62		(0.35)		0.18		0.01	(C)	(0.21)	0.41

Total investment operations	0.79		(0.02)		0.47		0.29		0.05	0.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.39)		(0.36)		(0.26)		(0.25)	(0.24)

Net asset value, end of period/year	$14.18		$13.39		$13.80		$13.69		$13.66	$13.86

Total return	5.90	%(D)	(0.09)%		3.42%		2.06%		0.33%	5.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$302,917		$274,017		$278,675		$259,165		$199,855	$162,347
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.76%		0.77%		0.77%		0.80%	0.81%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.76	%(F)	0.77	%(F)	0.76	%(B)	0.80%	0.81%
Net investment income (loss) to average net assets	2.48	%(E)	2.45%		2.13%		2.00	%(B)	1.87%	1.97%
Portfolio turnover rate	13	%(D)	35%		26%		25%		19%	17%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,117,090	$—	$—	$—	$1,117,090
Foreign Government Obligations	275,717	—	—	—	275,717
U.S. Government Obligations	90,144	—	—	—	90,144
Total Securities Lending Transactions	$1,482,951	$—	$—	$—	$1,482,951

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.65%	May 1, 2020
Service Class	0.90	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 44,216,804	$ 52,244,968	$ 40,484,822	$ 44,111,112

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 657,963,380	$ 25,442,903	$ (1,818,988)	$ 23,623,915

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.
Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,179.30	$3.73	$1,021.40	$3.46	0.69%
Service Class	1,000.00	1,178.30	5.08	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	100.0%
Repurchase Agreement	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.3%
Boeing Co.	21,900	$ 7,971,819
General Dynamics Corp.	93,160	16,938,351
Northrop Grumman Corp.	23,330	7,538,157
United Technologies Corp.	120,220	15,652,644

		48,100,971

Airlines - 0.4%
Delta Air Lines, Inc.	83,170	4,719,898
Southwest Airlines Co.	39,600	2,010,888
United Continental Holdings, Inc. (A)	20,520	1,796,526

		8,527,312

Auto Components - 0.4%
BorgWarner, Inc.	102,350	4,296,653
Magna International, Inc.	79,070	3,929,779

		8,226,432

Automobiles - 0.2%
General Motors Co.	128,000	4,931,840

Banks - 4.9%
Bank of America Corp.	1,099,980	31,899,420
Citigroup, Inc.	393,230	27,537,897
Citizens Financial Group, Inc.	68,520	2,422,867
KeyCorp	602,000	10,685,500
Regions Financial Corp.	199,400	2,979,036
SunTrust Banks, Inc.	160,140	10,064,799
Wells Fargo & Co.	336,930	15,943,528

		101,533,047

Beverages - 2.3%
Coca-Cola Co.	612,040	31,165,077
Constellation Brands, Inc., Class A	17,110	3,369,643
Molson Coors Brewing Co., Class B	74,720	4,184,320
PepsiCo, Inc.	76,670	10,053,737

		48,772,777

Biotechnology - 2.1%
AbbVie, Inc.	34,880	2,536,474
Alexion Pharmaceuticals, Inc. (A)	52,170	6,833,227
Amgen, Inc.	15,260	2,812,113
Biogen, Inc. (A)	32,480	7,596,098
Celgene Corp. (A)	84,040	7,768,657
Gilead Sciences, Inc.	32,200	2,175,432
Regeneron Pharmaceuticals, Inc. (A)	16,810	5,261,530
Vertex Pharmaceuticals, Inc. (A)	45,080	8,266,770

		43,250,301

Building Products - 0.3%
Masco Corp.	164,460	6,453,410

Capital Markets - 3.1%
Ameriprise Financial, Inc.	28,500	4,137,060
Bank of New York Mellon Corp.	47,320	2,089,178
Charles Schwab Corp.	219,150	8,807,639
CME Group, Inc.	10,620	2,061,448
Franklin Resources, Inc.	151,600	5,275,680
Intercontinental Exchange, Inc.	165,120	14,190,413
Invesco, Ltd.	152,800	3,126,288
Morgan Stanley	401,910	17,607,677
TD Ameritrade Holding Corp.	130,620	6,520,550

		63,815,933

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.1%
Celanese Corp.	51,010	$ 5,498,878
Corteva, Inc. (A)	129,353	3,824,968
Dow, Inc. (A)	161,893	7,982,944
DuPont de Nemours, Inc.	92,153	6,917,926
Eastman Chemical Co.	126,720	9,862,618
Linde PLC	33,150	6,656,520
LyondellBasell Industries NV, Class A	25,000	2,153,250
RPM International, Inc.	16,930	1,034,592

		43,931,696

Commercial Services & Supplies - 0.2%
Cintas Corp.	5,310	1,260,010
Waste Management, Inc.	17,600	2,030,512

		3,290,522

Communications Equipment - 0.4%
Cisco Systems, Inc.	119,550	6,542,972
Motorola Solutions, Inc.	8,600	1,433,878

		7,976,850

Consumer Finance - 1.1%
American Express Co.	72,550	8,955,572
Capital One Financial Corp.	105,700	9,591,218
Synchrony Financial	120,700	4,184,669

		22,731,459

Containers & Packaging - 0.6%
Avery Dennison Corp.	25,110	2,904,725
Crown Holdings, Inc. (A)	68,680	4,196,348
Packaging Corp. of America	26,450	2,521,214
WestRock Co.	76,640	2,795,061

		12,417,348

Diversified Consumer Services - 0.1%
H&R Block, Inc.	34,430	1,008,799

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	165,270	35,230,606

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	415,430	23,733,516

Electric Utilities - 2.9%
American Electric Power Co., Inc.	120,850	10,636,008
Edison International	122,900	8,284,689
Exelon Corp.	300,680	14,414,599
FirstEnergy Corp.	1,150	49,232
NextEra Energy, Inc.	78,730	16,128,628
Xcel Energy, Inc.	196,930	11,715,366

		61,228,522

Electrical Equipment - 0.9%
Eaton Corp. PLC	208,530	17,366,378
Emerson Electric Co.	18,200	1,214,304

		18,580,682

Entertainment - 2.0%
Electronic Arts, Inc. (A)	100,070	10,133,088
Netflix, Inc. (A)	46,910	17,230,981
Walt Disney Co.	98,990	13,822,964

		41,187,033

Equity Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc.	47,170	9,584,001
Boston Properties, Inc.	17,630	2,274,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	13,080	$ 1,540,693
Equinix, Inc.	7,420	3,741,832
Equity Residential	35,990	2,732,361
Federal Realty Investment Trust	32,010	4,121,608
Host Hotels & Resorts, Inc.	145,650	2,653,743
Mid-America Apartment Communities, Inc.	9,400	1,106,944
Prologis, Inc.	121,570	9,737,757
Public Storage	9,150	2,179,255
Ventas, Inc.	47,870	3,271,914
Vornado Realty Trust	88,450	5,669,645

		48,614,023

Food Products - 0.9%
Conagra Brands, Inc.	42,300	1,121,796
General Mills, Inc.	58,700	3,082,924
Mondelez International, Inc., Class A	277,790	14,972,881

		19,177,601

Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	29,300	2,399,670
Becton Dickinson and Co.	13,690	3,450,017
Boston Scientific Corp. (A)	450,980	19,383,120
Danaher Corp.	10,810	1,544,965
Intuitive Surgical, Inc. (A)	6,820	3,577,431
Medtronic PLC	203,080	19,777,961
Zimmer Biomet Holdings, Inc.	126,240	14,863,498

		64,996,662

Health Care Providers & Services - 2.8%
Anthem, Inc.	36,130	10,196,247
Cigna Corp. (A)	118,950	18,740,572
CVS Health Corp.	31,650	1,724,609
McKesson Corp.	4,530	608,787
UnitedHealth Group, Inc.	110,950	27,072,909

		58,343,124

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	77,940	7,617,855
Royal Caribbean Cruises, Ltd.	18,070	2,190,265
Yum! Brands, Inc.	131,700	14,575,239

		24,383,359

Household Durables - 0.2%
Lennar Corp., Class A	104,370	5,057,770

Household Products - 1.0%
Procter & Gamble Co.	194,450	21,321,443

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	132,530	23,138,413

Insurance - 2.3%
Allstate Corp.	58,210	5,919,375
American International Group, Inc.	150,090	7,996,795
Arthur J. Gallagher & Co.	35,500	3,109,445
Everest Re Group, Ltd.	11,320	2,798,078
Hartford Financial Services Group, Inc.	152,520	8,498,414
Lincoln National Corp.	106,920	6,890,994
MetLife, Inc.	274,040	13,611,567

		48,824,668

Interactive Media & Services - 4.2%
Alphabet, Inc., Class A (A)	31,550	34,162,340
Alphabet, Inc., Class C (A)	29,720	32,124,645

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	108,820	$ 21,002,260

		87,289,245

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	39,440	74,684,767
Booking Holdings, Inc. (A)	1,800	3,374,478
Expedia Group, Inc.	59,660	7,936,570

		85,995,815

IT Services - 5.8%
Accenture PLC, Class A	45,200	8,351,604
Automatic Data Processing, Inc.	153,150	25,320,289
Cognizant Technology Solutions Corp., Class A	115,200	7,302,528
Fidelity National Information Services, Inc.	14,900	1,827,932
First Data Corp., Class A (A)	82,280	2,227,320
Mastercard, Inc., Class A	125,590	33,222,323
PayPal Holdings, Inc. (A)	183,530	21,006,844
Visa, Inc., Class A	122,270	21,219,958

		120,478,798

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	27,560	2,057,905
Illumina, Inc. (A)	12,690	4,671,823
Thermo Fisher Scientific, Inc.	65,420	19,212,546

		25,942,274

Machinery - 2.4%
Caterpillar, Inc.	8,100	1,103,949
Cummins, Inc.	61,820	10,592,239
Deere & Co.	38,390	6,361,607
Ingersoll-Rand PLC	67,560	8,557,825
PACCAR, Inc.	141,330	10,127,708
Parker-Hannifin Corp.	11,400	1,938,114
Snap-on, Inc.	20,340	3,369,118
Stanley Black & Decker, Inc.	58,950	8,524,759

		50,575,319

Media - 3.0%
Altice, Inc., Class A (A)	136,850	3,332,298
Charter Communications, Inc., Class A (A)	42,440	16,771,439
Comcast Corp., Class A	742,290	31,384,021
Discovery, Inc., Class A (A) (B)	184,234	5,655,984
Discovery, Inc., Class C (A)	173,123	4,925,349

		62,069,091

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	111,350	1,292,773
Newmont Goldcorp Corp.	40,440	1,555,727

		2,848,500

Multi-Utilities - 0.4%
Sempra Energy	57,680	7,927,539

Multiline Retail - 0.3%
Dollar General Corp.	48,120	6,503,899

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	261,180	32,501,239
Concho Resources, Inc.	19,440	2,005,819
Diamondback Energy, Inc.	79,270	8,638,052
EOG Resources, Inc.	188,820	17,590,471
Exxon Mobil Corp.	113,880	8,726,624
Marathon Petroleum Corp.	273,990	15,310,561

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	109,370	$ 7,525,750
Parsley Energy, Inc., Class A (A)	49,390	938,904
Phillips 66	10,100	944,754
Pioneer Natural Resources Co.	79,810	12,279,567

		106,461,741

Pharmaceuticals - 4.9%
Allergan PLC	35,310	5,911,953
Bristol-Myers Squibb Co.	99,690	4,520,942
Eli Lilly & Co.	135,072	14,964,627
Johnson & Johnson	174,150	24,255,612
Merck & Co., Inc.	314,440	26,365,794
Pfizer, Inc.	589,420	25,533,674
Zoetis, Inc.	11,160	1,266,548

		102,819,150

Road & Rail - 2.0%
Lyft, Inc., Class A (A) (B)	41,600	2,733,536
Norfolk Southern Corp.	104,930	20,915,697
Union Pacific Corp.	102,340	17,306,717

		40,955,950

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	185,840	20,975,761
Intel Corp.	79,460	3,803,750
Marvell Technology Group, Ltd.	83,100	1,983,597
NVIDIA Corp.	88,910	14,601,689
NXP Semiconductors NV	65,200	6,364,172
QUALCOMM, Inc.	30,200	2,297,314
Teradyne, Inc.	157,240	7,533,368
Texas Instruments, Inc.	238,730	27,396,655

		84,956,306

Software - 7.0%
Intuit, Inc.	33,590	8,778,075
Microsoft Corp.	804,620	107,786,895
Oracle Corp.	135,170	7,700,635
salesforce.com, Inc. (A)	118,410	17,966,349
VMware, Inc., Class A	17,900	2,993,059
Workday, Inc., Class A (A)	3,910	803,818

		146,028,831

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	35,590	5,485,843
AutoZone, Inc. (A)	13,950	15,337,606
Best Buy Co., Inc.	118,710	8,277,648
Home Depot, Inc.	123,400	25,663,498
Lowe’s Cos., Inc.	158,640	16,008,362
O’Reilly Automotive, Inc. (A)	17,730	6,548,044
Ross Stores, Inc.	101,130	10,024,006
TJX Cos., Inc.	209,320	11,068,842

		98,413,849

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	386,600	76,515,872
Hewlett Packard Enterprise Co.	449,250	6,716,288
HP, Inc.	284,660	5,918,081

		89,150,241

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	106,600	$ 8,949,070
PVH Corp.	48,070	4,549,345

		13,498,415

Tobacco - 1.3%
Altria Group, Inc.	118,310	5,601,978
Philip Morris International, Inc.	266,560	20,932,957

		26,534,935

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	49,290	1,985,401

Wireless Telecommunication Services - 0.2%
T-Mobile, Inc. (A)	43,150	3,199,141

Total Common Stocks (Cost $1,755,099,631)		2,082,420,559

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	2,660,173	2,660,173

Total Other Investment Company (Cost $2,660,173)		2,660,173

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $10,832,569 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $11,052,266.	$ 10,831,260	10,831,260

Total Repurchase Agreement (Cost $10,831,260)		10,831,260

Total Investments (Cost $1,768,591,064)		2,095,911,992
Net Other Assets (Liabilities) - (0.6)%		(12,073,538)

Net Assets - 100.0%		$ 2,083,838,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,082,420,559	$—	$—	$2,082,420,559
Other Investment Company	2,660,173	—	—	2,660,173
Repurchase Agreement	—	10,831,260	—	10,831,260

Total Investments	$2,085,080,732	$10,831,260	$—	$2,095,911,992

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,594,960. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $1,757,759,804) (including securities loaned of $2,594,960)	$2,085,080,732
Repurchase agreement, at value (cost $10,831,260)	10,831,260
Cash collateral pledged at broker for:
Futures contracts	433,000
Receivables and other assets:
Investments sold	5,950,987
Net income from securities lending	10,327
Shares of beneficial interest sold	31,705
Dividends and/or distributions	1,850,924
Interest	436
Variation margin receivable on futures contracts	76,346
Prepaid expenses	6,666

Total assets	2,104,272,383

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,660,173
Payables and other liabilities:
Investments purchased	5,573,027
Shares of beneficial interest redeemed	10,917,830
Investment management fees	1,048,177
Distribution and service fees	15,095
Transfer agent costs	5,927
Trustees, CCO and deferred compensation fees	11,886
Audit and tax fees	31,115
Custody fees	91,705
Legal fees	31,715
Printing and shareholder reports fees	13,576
Other accrued expenses	33,703

Total liabilities	20,433,929

Net assets	$2,083,838,454

Net assets consist of:
Capital stock ($0.01 par value)	$915,619
Additional paid-in capital	1,438,844,251
Total distributable earnings (accumulated losses)	644,078,584

Net assets	$2,083,838,454

Net assets by class:
Initial Class	$2,002,891,521
Service Class	80,946,933

Shares outstanding:
Initial Class	87,990,546
Service Class	3,571,378

Net asset value and offering price per share:
Initial Class	$22.76
Service Class	22.67

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$18,293,018
Interest income	158,356
Net income from securities lending	79,467
Withholding taxes on foreign income	(8,757)

Total investment income	18,522,084

Expenses:
Investment management fees	6,676,679
Distribution and service fees:
Service Class	94,140
Transfer agent costs	15,197
Trustees, CCO and deferred compensation fees	31,199
Audit and tax fees	27,657
Custody fees	60,884
Legal fees	55,038
Printing and shareholder reports fees	10,575
Other	60,290

Total expenses	7,031,659

Net investment income (loss)	11,490,425

Net realized gain (loss) on:
Investments	48,763,712
Futures contracts	3,447,277

Net realized gain (loss)	52,210,989

Net change in unrealized appreciation (depreciation) on:
Investments	267,139,011
Futures contracts	828,477

Net change in unrealized appreciation (depreciation)	267,967,488

Net realized and change in unrealized gain (loss)	320,178,477

Net increase (decrease) in net assets resulting from operations	$331,668,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$11,490,425	$24,108,432
Net realized gain (loss)	52,210,989	234,172,060
Net change in unrealized appreciation (depreciation)	267,967,488	(352,359,565)

Net increase (decrease) in net assets resulting from operations	331,668,902	(94,079,073)

Distributions to shareholders:
Initial Class	—	(115,475,771)
Service Class	—	(4,095,021)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(119,570,792)

Capital share transactions:
Proceeds from shares sold:
Initial Class	77,053,485	186,234,761
Service Class	7,134,012	10,733,794

	84,187,497	196,968,555

Dividends and/or distributions reinvested:
Initial Class	—	115,475,771
Service Class	—	4,095,021

	—	119,570,792

Cost of shares redeemed:
Initial Class	(215,432,985)	(561,223,752)
Service Class	(6,786,754)	(17,834,419)

	(222,219,739)	(579,058,171)

Net increase (decrease) in net assets resulting from capital share transactions	(138,032,242)	(262,518,824)

Net increase (decrease) in net assets	193,636,660	(476,168,689)

Net assets:
Beginning of period/year	1,890,201,794	2,366,370,483

End of period/year	$2,083,838,454	$1,890,201,794

Capital share transactions - shares:
Shares issued:
Initial Class	3,756,583	8,780,725
Service Class	332,647	491,427

	4,089,230	9,272,152

Shares reinvested:
Initial Class	—	5,260,855
Service Class	—	186,987

	—	5,447,842

Shares redeemed:
Initial Class	(10,145,533)	(25,116,539)
Service Class	(317,408)	(834,996)

	(10,462,941)	(25,951,535)

Net increase (decrease) in shares outstanding:
Initial Class	(6,388,950)	(11,074,959)
Service Class	15,239	(156,582)

	(6,373,711)	(11,231,541)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$19.30		$21.68		$18.37	$16.93		$18.52	$17.59

Investment operations:
Net investment income (loss) (A)	0.12		0.23		0.21	0.23	(B)	0.20	0.20
Net realized and unrealized gain (loss)	3.34		(1.38)		3.62	1.67		(0.28)	2.22

Total investment operations	3.46		(1.15)		3.83	1.90		(0.08)	2.42

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)		(0.11)	(0.07)		(0.18)	(0.15)
Net realized gains	—		(0.98)		(0.41)	(0.39)		(1.33)	(1.34)

Total dividends and/or distributions to shareholders	—		(1.23)		(0.52)	(0.46)		(1.51)	(1.49)

Net asset value, end of period/year	$22.76		$19.30		$21.68	$18.37		$16.93	$18.52

Total return	17.93	%(C)	(6.01)%		21.15%	11.35%		(0.07)%	14.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,002,891		$1,821,768		$2,286,100	$1,987,029		$320,441	$339,793
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)	0.69%		0.69%	0.72%		0.81%	0.81%
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.69	%(E)	0.69%	0.72	%(B)	0.81%	0.81%
Net investment income (loss) to average net assets	1.16	%(D)	1.08%		1.05%	1.29	%(B)	1.09%	1.10%
Portfolio turnover rate	20	%(C)	52%		37%	49%		44%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$19.24		$21.62		$18.34	$16.90		$18.51	$17.59

Investment operations:
Net investment income (loss) (A)	0.10		0.18		0.16	0.17	(B)	0.15	0.15
Net realized and unrealized gain (loss)	3.33		(1.38)		3.61	1.69		(0.28)	2.24

Total investment operations	3.43		(1.20)		3.77	1.86		(0.13)	2.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.08)	(0.03)		(0.15)	(0.13)
Net realized gains	—		(0.98)		(0.41)	(0.39)		(1.33)	(1.34)

Total dividends and/or distributions to shareholders	—		(1.18)		(0.49)	(0.42)		(1.48)	(1.47)

Net asset value, end of period/year	$22.67		$19.24		$21.62	$18.34		$16.90	$18.51

Total return	17.83	%(C)	(6.25)%		20.82%	11.12%		(0.35)%	13.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,947		$68,434		$80,270	$61,986		$47,187	$43,346
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(D)	0.94%		0.94%	0.97%		1.06%	1.06%
Including waiver and/or reimbursement and recapture	0.94	%(D)	0.94	%(E)	0.94%	0.97	%(B)	1.06%	1.06%
Net investment income (loss) to average net assets	0.91	%(D)	0.83%		0.80%	0.99	%(B)	0.85%	0.85%
Portfolio turnover rate	20	%(C)	52%		37%	49%		44%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $13,230.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,660,173	$—	$—	$—	$2,660,173
Total Borrowings	$2,660,173	$—	$—	$—	$2,660,173

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$3,447,277	$—	$—	$3,447,277
Total	$—	$—	$3,447,277	$—	$—	$3,447,277

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$828,477	$—	$—	$828,477
Total	$—	$—	$828,477	$—	$—	$828,477

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 16,627,334	$ —

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.73%
Over $750 million up to $1 billion	0.68
Over $1 billion up to $5 billion	0.62
Over $5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.84%	May 1, 2020
Service Class	1.09	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 398,154,334	$ —	$ 497,673,798	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,768,591,064	$ 373,191,790	$ (45,870,862)	$ 327,320,928

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT (continued)

Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolios’ financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,090.60	$0.83	$1,024.00	$0.80	0.16%
Service Class	1,000.00	1,089.50	2.12	1,022.80	2.06	0.41

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	56.3%
U.S. Fixed Income Funds	14.0
U.S. Equity Funds	10.9
International Alternative Fund	8.2
U.S. Mixed Allocation Fund	4.9
U.S. Alternative Fund	4.2
U.S. Government Obligation	0.7
Repurchase Agreement	0.3
Net Other Assets (Liabilities)^	0.5
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 8.2%
Transamerica Unconstrained Bond (A)	5,273,880	$ 51,947,721

International Equity Funds - 56.3%
Transamerica Emerging Markets Equity (A)	1,406,701	13,982,610
Transamerica International Equity (A)	8,037,498	138,405,722
Transamerica International Growth (A)	22,124,205	158,851,790
Transamerica International Small Cap Value (A)	3,686,176	44,049,800

		355,289,922

U.S. Alternative Fund - 4.2%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,090,521	26,277,851

U.S. Equity Funds - 10.9%
Transamerica Jennison Growth VP (A)	3,030,257	34,969,160
Transamerica Large Cap Value (A)	3,000,141	33,631,580

		68,600,740

U.S. Fixed Income Funds - 14.0%
Transamerica Core Bond (A)	499,001	5,039,906
Transamerica Floating Rate (A)	2,677,080	26,128,305
Transamerica High Yield Bond (A)	1,296,322	11,822,455
Transamerica Intermediate Bond (A)	4,410,281	45,514,098

		88,504,764

U.S. Mixed Allocation Fund - 4.9%
Transamerica PIMCO Total Return VP (A)	2,624,156	30,991,286

Total Investment Companies (Cost $623,206,501)		621,612,284

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note 2.00%, 01/31/2020 (B)	$ 4,783,000	$ 4,781,505

Total U.S. Government Obligation (Cost $4,758,259)		4,781,505

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $1,743,757 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $1,778,466.	1,743,546	1,743,546

Total Repurchase Agreement (Cost $1,743,546)		1,743,546

Total Investments (Cost $629,708,306)		628,137,335
Net Other Assets (Liabilities) - 0.5%		2,854,680

Net Assets - 100.0%		$ 630,992,015

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	784	09/30/2019	$91,305,112	$92,634,500	$1,329,388	$—
10-Year U.S. Treasury Note	Long	258	09/19/2019	32,312,982	33,015,938	702,956	—
CAD Currency	Long	411	09/17/2019	30,954,465	31,464,105	509,640	—
German Euro Bund Index	Short	(178)	09/06/2019	(34,489,428)	(34,963,238)	—	(473,810)
MSCI EAFE Index	Long	207	09/20/2019	19,426,579	19,906,155	479,576	—
MSCI Emerging Markets Index	Short	(146)	09/20/2019	(7,339,998)	(7,689,820)	—	(349,822)
S&P 500® E-Mini Index	Long	95	09/20/2019	13,767,965	13,984,950	216,985	—
S&P/ASX 200 Index	Short	(58)	09/19/2019	(6,614,696)	(6,676,881)	—	(62,185)
S&P/TSX 60 Index	Long	212	09/19/2019	31,368,497	31,655,515	287,018	—
U.S. Treasury Ultra Bond	Short	(82)	09/19/2019	(13,980,171)	(14,560,125)	—	(579,954)

Total						$3,525,563	$(1,465,771)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$621,612,284	$—	$—	$621,612,284
U.S. Government Obligation	—	4,781,505	—	4,781,505
Repurchase Agreement	—	1,743,546	—	1,743,546

Total Investments	$621,612,284	$6,525,051	$—	$628,137,335

Other Financial Instruments
Futures Contracts (E)	$3,525,563	$—	$—	$3,525,563

Total Other Financial Instruments	$3,525,563	$—	$—	$3,525,563

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,465,771)	$—	$—	$(1,465,771)

Total Other Financial Instruments	$(1,465,771)	$—	$—	$(1,465,771)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$24,938,591	$—	$—	$1,339,260	$26,277,851	2,090,521	$—	$—
Transamerica Core Bond	6,329,241	71,154	(1,583,527)	(52,539)	275,577	5,039,906	499,001	71,154	—
Transamerica Emerging Markets Equity	12,843,183	—	—	—	1,139,427	13,982,610	1,406,701	—	—
Transamerica Floating Rate	25,993,874	700,805	(1,267,607)	(36,604)	737,837	26,128,305	2,677,080	700,805	—
Transamerica High Yield Bond	12,041,674	333,593	(1,263,661)	(52,621)	763,470	11,822,455	1,296,322	333,593	—
Transamerica Intermediate Bond	45,569,946	657,523	(2,858,188)	(71,471)	2,216,288	45,514,098	4,410,281	657,524	—
Transamerica International Equity	152,016,794	6,316,437	(35,713,494)	2,277,908	13,508,077	138,405,722	8,037,498	—	—
Transamerica International Growth	160,247,102	6,316,443	(32,923,385)	(3,052,494)	28,264,124	158,851,790	22,124,205	—	—
Transamerica International Small Cap Value	40,031,869	—	—	—	4,017,931	44,049,800	3,686,176	—	—
Transamerica Jennison Growth VP	39,631,255	11,866,679	(22,443,961)	(1,455,707)	7,370,894	34,969,160	3,030,257	—	—
Transamerica Large Cap Value	21,355,304	13,100,313	(3,594,508)	(252,047)	3,022,518	33,631,580	3,000,141	341,023	—
Transamerica PIMCO Total Return VP	30,891,502	—	(1,795,504)	41,541	1,853,747	30,991,286	2,624,156	—	—
Transamerica Unconstrained Bond	48,905,447	1,140,253	(12,009)	(443)	1,914,473	51,947,721	5,273,880	1,140,254	—

Total	$595,857,191	$65,441,791	$(103,455,844)	$(2,654,477)	$66,423,623	$621,612,284	60,156,219	$3,244,353	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $4,638,550.
(C)	Rate disclosed reflects the yield at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $623,206,501)	$621,612,284
Unaffiliated investments, at value (cost $4,758,259)	4,781,505
Repurchase agreement, at value (cost $1,743,546)	1,743,546
Receivables and other assets:
Affiliated investments sold	3,237,336
Dividends and/or distributions	349,775
Interest	39,585
Variation margin receivable on futures contracts	1,048,798
Prepaid expenses	2,242

Total assets	632,815,071

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	349,775
Shares of beneficial interest redeemed	135,014
Due to custodian	1,058,410
Investment management fees	58,326
Distribution and service fees	116,150
Transfer agent costs	1,951
Trustees, CCO and deferred compensation fees	4,195
Audit and tax fees	14,174
Custody fees	24,367
Legal fees	10,566
Printing and shareholder reports fees	38,597
Other accrued expenses	11,531

Total liabilities	1,823,056

Net assets	$630,992,015

Net assets consist of:
Capital stock ($0.01 par value)	$616,542
Additional paid-in capital	582,728,255
Total distributable earnings (accumulated losses)	47,647,218

Net assets	$630,992,015

Net assets by class:
Initial Class	$15,293,847
Service Class	615,698,168

Shares outstanding:
Initial Class	1,478,105
Service Class	60,176,081

Net asset value and offering price per share:
Initial Class	$10.35
Service Class	10.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,244,353
Interest income from unaffiliated investments	108,040

Total investment income	3,352,393

Expenses:
Investment management fees	380,740
Distribution and service fees:
Service Class	758,550
Transfer agent costs	4,859
Trustees, CCO and deferred compensation fees	9,823
Audit and tax fees	13,222
Custody fees	4,270
Legal fees	17,737
Printing and shareholder reports fees	31,316
Other	26,449

Total expenses	1,246,966

Net investment income (loss)	2,105,427

Net realized gain (loss) on:
Affiliated investments	(2,654,477)
Unaffiliated investments	80,569
Futures contracts	(9,411,336)

Net realized gain (loss)	(11,985,244)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	66,423,623
Unaffiliated investments	(27,150)
Futures contracts	(1,928,674)
Translation of assets and liabilities denominated in foreign currencies	(29,112)

Net change in unrealized appreciation (depreciation)	64,438,687

Net realized and change in unrealized gain (loss)	52,453,443

Net increase (decrease) in net assets resulting from operations	$54,558,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,105,427	$12,831,656
Net realized gain (loss)	(11,985,244)	48,841,023
Net change in unrealized appreciation (depreciation)	64,438,687	(148,615,920)

Net increase (decrease) in net assets resulting from operations	54,558,870	(86,943,241)

Distributions to shareholders:
Initial Class	—	(565,904)
Service Class	—	(22,235,946)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(22,801,850)

Capital share transactions:
Proceeds from shares sold:
Initial Class	437,906	757,998
Service Class	682,057	19,819,318

	1,119,963	20,577,316

Dividends and/or distributions reinvested:
Initial Class	—	565,904
Service Class	—	22,235,946

	—	22,801,850

Cost of shares redeemed:
Initial Class	(961,922)	(2,261,673)
Service Class	(41,423,733)	(74,892,805)

	(42,385,655)	(77,154,478)

Net increase (decrease) in net assets resulting from capital share transactions	(41,265,692)	(33,775,312)

Net increase (decrease) in net assets	13,293,178	(143,520,403)

Net assets:
Beginning of period/year	617,698,837	761,219,240

End of period/year	$630,992,015	$617,698,837

Capital share transactions - shares:
Shares issued:
Initial Class	43,408	71,157
Service Class	68,163	1,801,728

	111,571	1,872,885

Shares reinvested:
Initial Class	—	54,361
Service Class	—	2,154,646

	—	2,209,007

Shares redeemed:
Initial Class	(95,664)	(214,903)
Service Class	(4,166,990)	(7,203,459)

	(4,262,654)	(7,418,362)

Net increase (decrease) in shares outstanding:
Initial Class	(52,256)	(89,385)
Service Class	(4,098,827)	(3,247,085)

	(4,151,083)	(3,336,470)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.48		$11.11		$9.29		$9.37		$9.72	$9.99

Investment operations:
Net investment income (loss) (A)	0.05		0.22		0.25		0.18	(B)	0.19	0.21
Net realized and unrealized gain (loss)	0.82		(1.48)		1.76		(0.06)		(0.35)	(0.25)

Total investment operations	0.87		(1.26)		2.01		0.12		(0.16)	(0.04)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)		(0.19)		(0.20)		(0.19)	(0.23)
Net realized gains	—		(0.11)		—		—		—	—

Total dividends and/or distributions to shareholders	—		(0.37)		(0.19)		(0.20)		(0.19)	(0.23)

Net asset value, end of period/year	$10.35		$9.48		$11.11		$9.29		$9.37	$9.72

Total return	9.06	%(C)	(11.58)%		21.78%		1.22%		(1.64)%	(0.47)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,294		$14,506		$18,001		$15,583		$16,608	$18,122
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.16	%(E)	0.16%		0.16%		0.15%		0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.16	%(E)	0.16	%(F)	0.16	%(F)	0.14	%(B)	0.15%	0.15%
Net investment income (loss) to average net assets	0.92	%(E)	2.03%		2.43%		1.99	%(B)	1.90%	2.10%
Portfolio turnover rate	12	%(C)	21%		4%		68%		43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.38		$11.01		$9.21		$9.28		$9.63	$9.91

Investment operations:
Net investment income (loss) (A)	0.03		0.19		0.23		0.16	(B)	0.17	0.19
Net realized and unrealized gain (loss)	0.82		(1.48)		1.74		(0.06)		(0.35)	(0.26)

Total investment operations	0.85		(1.29)		1.97		0.10		(0.18)	(0.07)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)		(0.17)		(0.17)		(0.17)	(0.21)
Net realized gains	—		(0.11)		—		—		—	—

Total dividends and/or distributions to shareholders	—		(0.34)		(0.17)		(0.17)		(0.17)	(0.21)

Net asset value, end of period/year	$10.23		$9.38		$11.01		$9.21		$9.28	$9.63

Total return	8.95	%(C)	(11.91)%		21.47%		1.08%		(1.89)%	(0.79)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$615,698		$603,193		$743,218		$623,067		$676,401	$638,980
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.41	%(E)	0.41%		0.41%		0.40%		0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.41	%(E)	0.41	%(F)	0.41	%(F)	0.39	%(B)	0.40%	0.40%
Net investment income (loss) to average net assets	0.67	%(E)	1.77%		2.24%		1.72	%(B)	1.72%	1.91%
Portfolio turnover rate	12	%(C)	21%		4%		68%		43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate. Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,032,344	$509,640	$983,579	$—	$—	$3,525,563
Total	$2,032,344	$509,640	$983,579	$—	$—	$3,525,563

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(579,954)	$—	$(885,817)	$—	$—	$(1,465,771)
Total	$(579,954)	$—	$(885,817)	$—	$—	$(1,465,771)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$903,432	$27,115	$(10,341,883)	$—	$—	$(9,411,336)
Total	$903,432	$27,115	$(10,341,883)	$—	$—	$(9,411,336)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$743,157	$792,510	$(3,464,341)	$—	$—	$(1,928,674)
Total	$743,157	$792,510	$(3,464,341)	$—	$—	$(1,928,674)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 189,900,713	$ (101,591,252)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2020
Service Class	0.50	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 62,197,439	$ 12,015,485	$ 103,432,898	$ 13,573,286

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 629,708,306	$ 11,123,644	$ (10,634,823)	$ 488,821

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (formerly, Transamerica International Moderate Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1- and 5-year periods and below its primary benchmark for the past 3- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,181.40	$4.76	$1,020.40	$4.41	0.88%
Service Class	1,000.00	1,180.50	6.11	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.5%
Repurchase Agreement	4.2
Other Investment Company	1.5
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Auto Components - 0.8%
BorgWarner, Inc.	83,842	$ 3,519,687

Banks - 8.6%
Citizens Financial Group, Inc.	127,857	4,521,023
Comerica, Inc.	42,320	3,074,125
Fifth Third Bancorp	230,715	6,436,948
First Republic Bank	43,041	4,202,954
Huntington Bancshares, Inc.	251,005	3,468,889
M&T Bank Corp.	51,324	8,728,673
SunTrust Banks, Inc.	113,308	7,121,408
Zions Bancorp NA	36,311	1,669,580

		39,223,600

Beverages - 1.6%
Constellation Brands, Inc., Class A	20,204	3,978,976
Keurig Dr. Pepper, Inc. (A)	65,893	1,904,307
Molson Coors Brewing Co., Class B	28,639	1,603,784

		7,487,067

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	62,678	3,580,794

Capital Markets - 4.9%
Ameriprise Financial, Inc.	35,512	5,154,922
Invesco, Ltd.	86,259	1,764,859
Northern Trust Corp.	50,412	4,537,080
Raymond James Financial, Inc.	49,158	4,156,309
T. Rowe Price Group, Inc.	59,961	6,578,321

		22,191,491

Chemicals - 0.9%
Sherwin-Williams Co.	9,341	4,280,887

Communications Equipment - 0.3%
CommScope Holding Co., Inc. (B)	83,573	1,314,603

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	16,784	3,862,166

Consumer Finance - 0.4%
Ally Financial, Inc.	53,515	1,658,430

Containers & Packaging - 2.9%
Ball Corp.	79,220	5,544,608
Silgan Holdings, Inc.	152,294	4,660,196
WestRock Co.	86,704	3,162,095

		13,366,899

Distributors - 0.7%
Genuine Parts Co.	28,553	2,957,520

Electric Utilities - 3.5%
Edison International	30,381	2,047,983
Evergy, Inc.	73,250	4,405,988
Xcel Energy, Inc.	162,827	9,686,578

		16,140,549

Electrical Equipment - 2.5%
Acuity Brands, Inc.	29,480	4,065,587
AMETEK, Inc.	52,479	4,767,192
Hubbell, Inc.	20,244	2,639,818

		11,472,597

Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp., Class A	48,089	4,613,659
Arrow Electronics, Inc. (B)	69,069	4,922,548
CDW Corp.	55,862	6,200,682

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc. (B)	30,971	$ 2,781,505

		18,518,394

Equity Real Estate Investment Trusts - 12.1%
American Campus Communities, Inc.	54,508	2,516,089
American Homes 4 Rent Trust, Class A	112,833	2,742,970
AvalonBay Communities, Inc.	29,753	6,045,214
Boston Properties, Inc.	42,541	5,487,789
Brixmor Property Group, Inc.	203,201	3,633,234
Essex Property Trust, Inc.	12,358	3,607,671
Federal Realty Investment Trust	36,426	4,690,212
JBG SMITH Properties	48,350	1,902,089
Kimco Realty Corp.	161,430	2,983,226
Outfront Media, Inc.	134,854	3,477,885
Rayonier, Inc.	112,603	3,411,871
Regency Centers Corp.	41,351	2,759,766
Ventas, Inc.	35,104	2,399,358
Vornado Realty Trust	73,933	4,739,105
Weyerhaeuser Co.	100,852	2,656,442
WP Carey, Inc.	26,704	2,167,831

		55,220,752

Food & Staples Retailing - 0.5%
Kroger Co.	111,914	2,429,653

Food Products - 0.8%
Post Holdings, Inc. (B)	36,624	3,807,797

Gas Utilities - 1.0%
National Fuel Gas Co.	82,952	4,375,718

Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	46,668	5,494,690

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	59,926	5,109,291
Cigna Corp. (B)	25,686	4,046,829
Convetrus, Inc. (A) (B)	14,021	342,954
Henry Schein, Inc. (B)	48,513	3,391,059
Humana, Inc.	7,578	2,010,443
Laboratory Corp. of America Holdings (B)	30,087	5,202,042
Universal Health Services, Inc., Class B	35,168	4,585,556

		24,688,174

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	41,873	4,092,667

Household Durables - 1.5%
Mohawk Industries, Inc. (B)	36,609	5,398,729
Newell Brands, Inc.	93,308	1,438,809

		6,837,538

Household Products - 0.5%
Energizer Holdings, Inc. (A)	61,786	2,387,411

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	19,852	2,787,419

Insurance - 7.8%
Alleghany Corp. (B)	4,441	3,024,810
Hartford Financial Services Group, Inc.	115,275	6,423,123
Lincoln National Corp.	51,067	3,291,268
Loews Corp.	167,878	9,177,890
Marsh & McLennan Cos., Inc.	40,758	4,065,610
Principal Financial Group, Inc.	19,668	1,139,171
Progressive Corp.	53,920	4,309,826

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	33,077	$ 1,109,733
WR Berkley Corp.	49,019	3,231,823

		35,773,254

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	49,517	6,587,246

IT Services - 0.8%
Jack Henry & Associates, Inc.	28,512	3,818,327

Machinery - 3.0%
IDEX Corp.	27,998	4,819,576
Middleby Corp. (B)	29,587	4,014,956
Snap-on, Inc.	29,266	4,847,620

		13,682,152

Media - 2.5%
CBS Corp., Class B	53,424	2,665,857
DISH Network Corp., Class A (B)	83,270	3,198,401
Liberty Broadband Corp., Class C (B)	20,921	2,180,387
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	86,284	3,277,066

		11,321,711

Multi-Utilities - 5.8%
CMS Energy Corp.	170,041	9,847,074
Sempra Energy	48,200	6,624,608
WEC Energy Group, Inc.	116,997	9,754,040

		26,225,722

Multiline Retail - 1.3%
Kohl’s Corp.	73,799	3,509,142
Nordstrom, Inc. (A)	77,253	2,461,281

		5,970,423

Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	149,280	3,427,469
Diamondback Energy, Inc.	67,181	7,320,714
EQT Corp.	125,396	1,982,511
Equitrans Midstream Corp. (B)	115,721	2,280,861
PBF Energy, Inc., Class A	97,164	3,041,233
Williams Cos., Inc.	310,559	8,708,074

		26,760,862

Personal Products - 0.4%
Coty, Inc., Class A	123,399	1,653,547

Real Estate Management & Development - 1.5%
CBRE Group, Inc., Class A (B)	106,290	5,452,677
Cushman & Wakefield PLC (B)	75,544	1,350,727

		6,803,404

Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	18,151	2,048,703

Software - 1.0%
Synopsys, Inc. (B)	34,152	4,395,021

Specialty Retail - 4.0%
AutoZone, Inc. (B)	6,169	6,782,630
Best Buy Co., Inc.	61,295	4,274,100
Gap, Inc.	161,218	2,897,088
Tiffany & Co.	43,821	4,103,399

		18,057,217

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	38,672	$ 3,659,918
Ralph Lauren Corp.	30,952	3,515,838

		7,175,756

Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc., Class A	41,891	3,110,826

Total Common Stocks (Cost $353,394,532)		435,080,674

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	6,768,690	6,768,690

Total Other Investment Company (Cost $6,768,690)		6,768,690

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $19,266,839 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $19,651,690.	$ 19,264,511	19,264,511

Total Repurchase Agreement (Cost $19,264,511)		19,264,511

Total Investments (Cost $379,427,733)		461,113,875
Net Other Assets (Liabilities) - (1.2)%		(5,267,183)

Net Assets - 100.0%		$ 455,846,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$435,080,674	$—	$—	$435,080,674
Other Investment Company	6,768,690	—	—	6,768,690
Repurchase Agreement	—	19,264,511	—	19,264,511

Total Investments	$441,849,364	$19,264,511	$—	$461,113,875

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,628,702. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $360,163,222) (including securities loaned of $6,628,702)	$441,849,364
Repurchase agreement, at value (cost $19,264,511)	19,264,511
Cash	14,860
Receivables and other assets:
Investments sold	1,477,336
Net income from securities lending	772
Shares of beneficial interest sold	26,659
Dividends and/or distributions	663,930
Interest	776
Prepaid expenses	1,284

Total assets	463,299,492

Liabilities:
Cash collateral received upon return of:
Securities on loan	6,768,690
Payables and other liabilities:
Investments purchased	270,567
Shares of beneficial interest redeemed	5,307
Investment management fees	289,134
Distribution and service fees	45,245
Transfer agent costs	1,277
Trustees, CCO and deferred compensation fees	3,039
Audit and tax fees	13,460
Custody fees	22,092
Legal fees	7,279
Printing and shareholder reports fees	19,710
Other accrued expenses	7,000

Total liabilities	7,452,800

Net assets	$455,846,692

Net assets consist of:
Capital stock ($0.01 par value)	$269,855
Additional paid-in capital	319,037,521
Total distributable earnings (accumulated losses)	136,539,316

Net assets	$455,846,692

Net assets by class:
Initial Class	$216,141,727
Service Class	239,704,965

Shares outstanding:
Initial Class	12,667,989
Service Class	14,317,493

Net asset value and offering price per share:
Initial Class	$17.06
Service Class	16.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$4,488,469
Interest income	110,581
Net income from securities lending	2,232

Total investment income	4,601,282

Expenses:
Investment management fees	1,825,294
Distribution and service fees:
Service Class	284,772
Transfer agent costs	3,241
Trustees, CCO and deferred compensation fees	6,713
Audit and tax fees	12,252
Custody fees	16,358
Legal fees	12,112
Printing and shareholder reports fees	10,901
Other	14,402

Total expenses	2,186,045

Net investment income (loss)	2,415,237

Net realized gain (loss) on:
Investments	8,639,077

Net change in unrealized appreciation (depreciation) on:
Investments	59,673,699

Net realized and change in unrealized gain (loss)	68,312,776

Net increase (decrease) in net assets resulting from operations	$70,728,013

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,415,237	$6,068,141
Net realized gain (loss)	8,639,077	41,343,246
Net change in unrealized appreciation (depreciation)	59,673,699	(99,743,966)

Net increase (decrease) in net assets resulting from operations	70,728,013	(52,332,579)

Distributions to shareholders:
Initial Class	—	(7,227,661)
Service Class	—	(7,206,056)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(14,433,717)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,173,343	10,820,430
Service Class	9,984,291	9,591,956

	12,157,634	20,412,386

Dividends and/or distributions reinvested:
Initial Class	—	7,227,661
Service Class	—	7,206,056

	—	14,433,717

Cost of shares redeemed:
Initial Class	(7,407,893)	(71,518,948)
Service Class	(10,079,847)	(35,622,782)

	(17,487,740)	(107,141,730)

Net increase (decrease) in net assets resulting from capital share transactions	(5,330,106)	(72,295,627)

Net increase (decrease) in net assets	65,397,907	(139,061,923)

Net assets:
Beginning of period/year	390,448,785	529,510,708

End of period/year	$455,846,692	$390,448,785

Capital share transactions - shares:
Shares issued:
Initial Class	131,998	684,070
Service Class	628,035	581,062

	760,033	1,265,132

Shares reinvested:
Initial Class	—	422,918
Service Class	—	428,932

	—	851,850

Shares redeemed:
Initial Class	(450,557)	(4,221,572)
Service Class	(621,687)	(2,229,620)

	(1,072,244)	(6,451,192)

Net increase (decrease) in shares outstanding:
Initial Class	(318,559)	(3,114,584)
Service Class	6,348	(1,219,626)

	(312,211)	(4,334,210)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.44		$16.88		$19.40		$20.41		$22.68	$21.02

Investment operations:
Net investment income (loss) (A)	0.10		0.23		0.15		0.16	(B)	0.18	0.22
Net realized and unrealized gain (loss)	2.52		(2.14)		2.07		2.66		(0.79)	2.90

Total investment operations	2.62		(1.91)		2.22		2.82		(0.61)	3.12

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)		(0.16)		(0.45)		(0.20)	(0.16)
Net realized gains	—		(0.38)		(4.58)		(3.38)		(1.46)	(1.30)

Total dividends and/or distributions to shareholders	—		(0.53)		(4.74)		(3.83)		(1.66)	(1.46)

Net asset value, end of period/year	$17.06		$14.44		$16.88		$19.40		$20.41	$22.68

Total return	18.14	%(C)	(11.81)%		13.47%		14.59%		(2.74)%	15.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$216,142		$187,476		$271,777		$257,643		$897,002	$994,918
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.87%		0.87%		0.88%		0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.88	%(D)	0.87	%(E)	0.87	%(E)	0.86	%(B)	0.86%	0.86%
Net investment income (loss) to average net assets	1.24	%(D)	1.35%		0.79%		0.79	%(B)	0.81%	1.00%
Portfolio turnover rate	6	%(C)	16%		15%		26%		17%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.18		$16.60		$19.16		$20.21		$22.48	$20.87

Investment operations:
Net investment income (loss) (A)	0.08		0.18		0.10		0.12	(B)	0.12	0.17
Net realized and unrealized gain (loss)	2.48		(2.11)		2.04		2.61		(0.77)	2.87

Total investment operations	2.56		(1.93)		2.14		2.73		(0.65)	3.04

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		(0.12)		(0.40)		(0.16)	(0.13)
Net realized gains	—		(0.38)		(4.58)		(3.38)		(1.46)	(1.30)

Total dividends and/or distributions to shareholders	—		(0.49)		(4.70)		(3.78)		(1.62)	(1.43)

Net asset value, end of period/year	$16.74		$14.18		$16.60		$19.16		$20.21	$22.48

Total return	18.05	%(C)	(12.09)%		13.19%		14.28%		(2.94)%	14.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$239,705		$202,973		$257,734		$225,420		$178,501	$172,889
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(D)	1.12%		1.12%		1.12%		1.11%	1.11%
Including waiver and/or reimbursement and recapture	1.13	%(D)	1.12	%(E)	1.12	%(E)	1.11	%(B)	1.11%	1.11%
Net investment income (loss) to average net assets	0.99	%(D)	1.09%		0.54%		0.62	%(B)	0.56%	0.78%
Portfolio turnover rate	6	%(C)	16%		15%		26%		17%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $3,758.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$6,768,690	$—	$—	$—	$6,768,690
Total Borrowings	$6,768,690	$—	$—	$—	$6,768,690

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $100 million	0.88%
Over $100 million up to $750 million	0.83
Over $750 million up to $1.5 billion	0.81
Over $1.5 billion	0.80

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2020
Service Class	1.20	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discounted by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 24,583,498	$ —	$ 43,390,549	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 379,427,733	$ 99,885,269	$ (18,199,127)	$ 81,686,142

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT (continued)

hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,084.50	$3.98	$1,021.00	$3.86	0.77%
Service Class	1,000.00	1,083.20	5.27	1,019.70	5.11	1.02

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	27.9%
Common Stocks	21.2
Corporate Debt Securities	14.8
U.S. Government Obligations	14.0
Asset-Backed Securities	10.2
Investment Companies	5.0
Mortgage-Backed Securities	3.6
Other Investment Company	2.0
Repurchase Agreement	1.9
Foreign Government Obligations	0.6
Exchange-Traded Fund	0.2
Preferred Stocks	0.1
Municipal Government Obligations	0.0 *
Contingent Value Right	0.0
Net Other Assets (Liabilities) ^	(1.5)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.2%
Cayman Islands - 0.1%
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (A)	$ 768,717	$ 781,261
Hero Funding Trust Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	702,615	733,070
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	210,682	219,908

		1,734,239

United States - 10.1%
Aames Mortgage Investment Trust Series 2005-3, Class M1, 1-Month LIBOR + 0.53%, 2.93% (B), 08/25/2035 (A)	302,443	302,830
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 3.20% (B), 12/26/2044 (A)	165,007	164,423
Accredited Mortgage Loan Trust Series 2005-4, Class A2D, 1-Month LIBOR + 0.32%, 2.72% (B), 12/25/2035	146,078	145,629
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 4.20% (B), 10/25/2032	241,631	243,536
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 3.38% (B), 11/25/2033	593,027	588,714
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 3.38% (B), 12/25/2034	236,365	234,584
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	285,534	287,867
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	102,465	102,504
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	168,124
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	198,314
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	231,022	238,455
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,886
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	760,310
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	450,982
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (A)	450,000	457,314
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	498,398

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2017-1, Class B,
2.30%, 02/18/2022	$ 235,000	$ 234,721
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	127,440
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	287,241
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (A)	495,712	495,712
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 4.92% (B), 01/25/2034	337,450	335,438
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 4.92% (B), 01/25/2034	37,443	38,144
ARIVO Series 2018-1, Class A, 5.17%, 09/15/2019 (C) (D)	1,112,836	1,112,836
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 3.38% (B), 11/25/2033	463,324	459,869
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 4.88% (B), 11/25/2033	542,339	544,823
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 5.40% (B), 11/25/2033	509,261	528,303
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 3.44% (B), 01/15/2034	431,571	431,714
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 4.08% (B), 06/25/2034	763,666	765,561
Axis Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (A)	30,538	30,512
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	23,805	23,707
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	490,867	491,335
Bayview Financial Acquisition Trust Series 2004-C, Class M3, 1-Month LIBOR + 1.95%, 4.35% (B), 05/28/2044	483,091	486,692
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (A)	19,935	19,927
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 4.20% (B), 06/25/2034	100,904	101,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Asset-Backed Securities I Trust (continued)
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 4.28% (B), 08/25/2034	$ 386,885	$ 387,101
Bear Stearns Asset-Backed Securities Trust Series 2003-2, Class M1, 1-Month LIBOR + 1.80%, 4.20% (B), 03/25/2043	506,775	508,167
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	1,500,307	1,516,388
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,458,706	1,480,082
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,800,000	1,809,000
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (A)	13,146	13,138
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023	1,005,513	1,003,313
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (A)	1,785,000	1,789,204
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	848,271
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	919,397
CarNow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 09/15/2022 (A)	88,166	88,119
Centex Home Equity Loan Trust Series 2004-A, Class M1, 1-Month LIBOR + 0.60%, 3.00% (B), 01/25/2034	914,544	912,378
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.96% (B), 02/25/2033	258,024	252,072
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 3.00% (B), 07/25/2033	576,894	565,664
CHEC Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 0.98%, 3.38% (B), 07/25/2034 (A)	240,108	234,821
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (A)	129,871	129,783
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 01/15/2024 (A)	187,482	187,100
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (A)	229,038	228,938

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 3.00% (B), 06/25/2040 (A)	$ 164,375	$ 15,087
Corevest American Finance Trust Series 2019-1, Class B, 3.88%, 03/15/2052 (A)	875,000	903,558
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M1, 1-Month LIBOR + 0.75%, 3.15% (B), 02/25/2034	650,163	649,168
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1-Month LIBOR + 0.95%, 3.35% (B), 01/25/2035	289,881	290,778
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	27,998	28,029
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	47,413	47,591
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	75,045	75,367
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	404,329	405,123
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	1,150,000	1,151,406
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	802,069
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	203,060	203,060
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	250,564
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	250,815
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,380,000	1,386,989
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	251,730
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	559,000	562,123
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 3.45% (B), 12/25/2033	705,202	701,155
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 3.18% (B), 07/25/2033	762,659	751,028
CSMA SFR Holdings LLC Series 2019-1, Class A, 2.00%, 04/25/2023 (C)	1,397,732	1,397,071
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M5, 1-Month LIBOR + 1.91%, 4.31% (B), 08/25/2034	264,097	264,482

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	$ 336,325	$ 339,371
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	730,196	740,586
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	210,984	211,163
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	127,447	127,781
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	245,742	247,392
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	602,000	611,465
Series 2017-1, Class C,
2.84%, 04/15/2022	327,532	327,801
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,143,647
Series 2017-2, Class C,
2.75%, 09/15/2023	573,634	573,983
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,500,000	1,516,071
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	114,779	114,881
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	346,000	351,945
Series 2018-3, Class C,
3.72%, 09/16/2024	545,000	551,023
Series 2018-4, Class C,
3.66%, 11/15/2024	1,259,000	1,276,272
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	450,180
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022	600,000	600,000
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	309,600	311,491
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	315,000	316,896
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	269,631	269,755
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	302,000	304,748
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (A)	64,574	64,596
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	349,266	351,997
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	102,638	102,670
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	165,000	167,339
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	55,821	55,770
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	927,409

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust (continued)
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	$ 509,000	$ 514,983
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4, 1-Month LIBOR + 0.20%, 2.60% (B), 02/25/2036	37,829	37,823
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	668,106
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,505,567
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	615,000	615,206
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	108,072	108,330
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	128,274
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,964
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	423,940
Fort Cre LLC 1-Month LIBOR + 2.83%, 4.96% (B), 12/21/2023 (A)	2,075,000	2,074,637
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (A)	695,380	708,798
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	378,580	380,610
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	959,645	969,097
GLS Auto Receivables Trust Series 2017-1A, Class B, 2.98%, 12/15/2021 (A)	800,000	801,578
GMAT Trust Series 2013-1A, Class A, 6.97% (B), 11/25/2043 (A)	4,442	4,445
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	75,741	75,764
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (A)	220,398	225,193
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,343,594	1,327,235
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	157,607	163,037
Headlands Residential LLC Series 2018, 4.25% (B), 06/25/2023 (A)	1,565,000	1,573,195
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	187,921	191,074

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hero Funding Trust (continued)
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	$ 518,461	$ 547,176
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	151,125	151,934
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.69% (B), 08/25/2033	749,680	751,145
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 3.26% (B), 08/25/2034	678,850	675,946
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 5.32% (B), 11/25/2034	235,643	226,346
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 3.24% (B), 03/25/2035	762,962	764,121
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 03/15/2024 (A)	1,810,000	1,835,519
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (B), 08/25/2038 (A)	741,651	17,905
Series 2013-2, Class A,
1.66% (B), 03/25/2039 (A)	665,424	28,094
Series 2014-2, Class A,
3.16% (B), 04/25/2040 (A)	283,817	23,392
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (A)	440,658	439,456
Series 2017-1A, Class B,
3.77%, 12/22/2025 (A)	1,930,000	1,953,045
Series 2017-1A, Class C,
5.41%, 12/22/2025 (A)	1,200,000	1,227,149
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 3.30% (B), 07/25/2034	659,746	657,783
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 4.02% (B), 07/25/2034	202,226	202,853
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 3.30% (B), 10/25/2034	600,032	602,670
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (A)	781,190	785,237
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 02/20/2029 (A)	460,878	462,208
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 03/15/2028 (A)	166,904	166,834

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 3.30% (B), 09/25/2034	$ 124,691	$ 122,653
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 3.15% (B), 12/25/2034	151,735	150,880
Meritage Mortgage Loan Trust Series 2003-1, Class M2, 1-Month LIBOR + 2.33%, 4.73% (B), 11/25/2033	434,394	432,421
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 3.36% (B), 09/25/2034	801,799	804,564
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 3.23% (B), 12/25/2033	245,953	245,964
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 3.33% (B), 07/25/2034	238,096	238,967
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.90% (B), 09/25/2034	523,822	521,479
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 4.05% (B), 09/25/2034	396,417	394,827
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 1-Month LIBOR + 0.98%, 3.38% (B), 02/25/2033	648,213	649,022
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 3.41% (B), 08/25/2034	402,913	403,793
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 4.43% (B), 08/25/2034	241,754	244,564
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 3.17% (B), 02/25/2035	798,949	792,176
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 04/18/2022	645,000	644,819
NovaStar Mortgage Funding Trust Series 2003-3, Class M1, 1-Month LIBOR + 1.13%, 3.53% (B), 12/25/2033	228,611	228,332
Ocwen Master Advance Receivables Trust Series 2018-T2, Class CT2, 4.19%, 08/15/2050 (A)	927,000	936,487
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (A)	312,000	314,108
OneMain Direct Auto Receivables Trust Series 2017-2A, Class C, 2.82%, 07/15/2024 (A)	1,315,000	1,316,877

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust Series 2016-1A, Class A, 3.66%, 02/20/2029 (A)	$ 276,674	$ 277,849
Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 07/08/2024 (A)	1,456,000	1,480,982
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	357,000	356,870
Series 2017-A, Class B,
3.97% (B), 06/08/2023 (A)	1,000,000	1,000,741
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (A)	308,000	308,144
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (A)	655,000	661,653
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-6, Class A2, 1-Month LIBOR + 0.66%, 3.06% (B), 11/25/2033	438,742	435,138
Option One Mortgage Loan Trust Series 2004-1, Class M2, 1-Month LIBOR + 1.65%, 4.05% (B), 01/25/2034	591,407	578,547
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M4, 1-Month LIBOR + 1.25%, 3.65% (B), 01/25/2036	500,000	502,885
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (B), 09/25/2058 (A)	805,585	815,183
Series 2018-NPL4, Class A2,
6.05% (B), 09/25/2058 (A)	1,000,000	1,012,703
Series 2019-NPL2, Class A1,
3.84% (B), 12/25/2058 (A)	738,595	740,717
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,383,776	1,382,594
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	326,629
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,659,162	1,660,057
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	251,419
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	201,732
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,462	168,524
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	2,022,428
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,462,697
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	799,195

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
PRPM LLC Series 2019-2A, Class A1, 3.97% (B), 04/25/2024 (A)	$ 589,698	$ 598,268
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (A)	2,090,000	2,095,345
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 3.38% (B), 06/25/2035	1,250,000	1,263,711
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.75% (B), 08/25/2036	1,100,000	1,096,488
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 3.05% (B), 03/25/2035	445,386	445,836
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.86% (B), 10/25/2035	604,884	606,029
Renaissance Home Equity Loan Trust Series 2003-2, Class A, 1-Month LIBOR + 0.88%, 3.28% (B), 08/25/2033	768,464	769,913
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (A)	751,282	755,475
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 02/15/2023 (A)	1,560,000	1,573,366
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (A)	839,000	843,975
SART 4.75%, 06/15/2025	1,975,848	2,012,204
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 4.13% (B), 02/25/2034	311,313	312,001
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 3.38% (B), 08/25/2034	506,232	504,412
Sofi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (A)	73,070	73,343
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 1-Month LIBOR + 0.68%, 3.08% (B), 06/25/2035	712,318	711,751
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1-Month LIBOR + 0.90%, 3.30% (B), 11/25/2034	531,478	525,520

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 3.38% (B), 11/25/2033	$ 129,268	$ 124,360
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 4.35% (B), 07/25/2034	28,347	27,581
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 1-Month LIBOR + 0.17%, 2.57% (B), 01/25/2037	292,442	287,945
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 03/15/2025	2,027,000	2,070,800
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 09/15/2024	1,000,000	1,026,099
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (A)	541,970	546,768
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (A)	346,839	346,461
United Auto Credit Securitization Trust
Series 2018-2, Class B,
3.56%, 08/10/2022 (A)	2,000,000	2,007,339
Series 2018-2, Class C,
3.78%, 05/10/2023 (A)	1,075,000	1,082,785
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (A)	304,934	306,394
Upstart Securitization Trust Series 2018-2, Class A, 3.33%, 12/22/2025 (A)	830,734	831,933
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 07/15/2023 (A)	900,412	921,080
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (B), 05/25/2048 (A)	677,841	683,935
Series 2019-NPL2, Class A1,
3.97% (B), 02/25/2049 (A)	945,737	954,623
Series 2019-NPL3, Class A1,
3.97% (B), 03/25/2049 (A)	489,671	493,208
Series 2019-NPL3, Class A2,
6.17% (B), 03/25/2049 (A)	1,100,000	1,113,243
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	8,214	8,207
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,017,931
VM Debt LLC Series 2017-1, Class A, 7.00%, 10/02/2024 (A) (C) (D) (E)	942,289	942,289
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (B), 10/25/2047 (A)	932,316	935,230

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21% (B), 08/25/2048 (A)	$ 551,802	$ 557,055
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38% (B), 06/25/2048 (A)	806,169	812,067
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34% (B), 07/27/2048 (A)	675,802	681,218
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11% (B), 09/25/2048 (A)	575,280	580,748
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21% (B), 10/26/2048 (A)	1,824,013	1,835,463
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34% (B), 01/25/2049 (A)	2,055,067	2,082,827
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	481,825	502,118
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A, 1-Month LIBOR + 0.30%, 2.70% (B), 04/25/2034	663,409	652,965
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (A)	229,066	229,275
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	164,605	165,135
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	349,867	349,812
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	171,774	171,829
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	1,231,000	1,231,509
World Financial Network Credit Card Master Trust 3.14%, 12/15/2025	935,000	958,533

		138,246,106

Total Asset-Backed Securities (Cost $137,273,303)		139,980,345

CORPORATE DEBT SECURITIES - 14.8%
Australia - 0.4%
APT Pipelines, Ltd. 4.25%, 07/15/2027 (A)	216,000	226,573
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (A)	200,000	210,859
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A)	300,000	301,822
2.85%, 05/18/2026 (A)	250,000	251,173
3.45%, 03/16/2023 (A)	250,000	259,580
4.50%, 12/09/2025 (A)	200,000	213,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (A)	$ 184,000	$ 183,532
Macquarie Bank, Ltd.
2.85%, 07/29/2020 (A)	150,000	150,906
4.00%, 07/29/2025 (A)	150,000	158,115
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	482,058
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	960,000	1,061,996
6.00%, 01/14/2020 (A)	360,000	366,702
6.25%, 01/14/2021 (A) (F)	80,000	84,314
National Australia Bank, Ltd. 3.38%, 01/14/2026	500,000	518,420
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (A)	300,000	306,791
Westpac Banking Corp.
2.50%, 06/28/2022	220,000	221,469
2.85%, 05/13/2026	250,000	252,213
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	330,000	341,661

		5,591,249

Bermuda - 0.0% (G)
Aircastle, Ltd. 4.40%, 09/25/2023	245,000	254,451
Athene Holding, Ltd. 4.13%, 01/12/2028	135,000	136,104

		390,555

Canada - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	169,546	170,856
3.55%, 07/15/2031 (A)	777,571	781,013
3.75%, 06/15/2029 (A)	1,283,004	1,340,354
4.13%, 11/15/2026 (A)	193,273	203,187
Anadarko Finance Co. 7.50%, 05/01/2031	190,000	251,978
Bank of Montreal Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	118,651
Bank of Nova Scotia 2.45%, 09/19/2022	200,000	201,838
Barrick Gold Corp. 6.45%, 10/15/2035	100,000	121,577
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	120,332
4.70%, 09/20/2047	147,000	153,672
4.85%, 03/29/2029	370,000	404,683
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (A)	200,000	200,190
3.50%, 09/13/2023 (F)	120,000	125,580
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	100,000	104,557
5.85%, 02/01/2035	150,000	174,212
6.45%, 06/30/2033	110,000	134,074
7.20%, 01/15/2032	50,000	66,221

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Canadian Pacific Railway Co.
2.90%, 02/01/2025	$ 173,000	$ 177,696
6.13%, 09/15/2115	17,000	23,295
7.13%, 10/15/2031	150,000	208,251
CDP Financial, Inc. 4.40%, 11/25/2019 (A)	250,000	251,946
Cenovus Energy, Inc. 6.75%, 11/15/2039	250,000	298,772
Enbridge, Inc.
3.70%, 07/15/2027	54,000	55,772
4.50%, 06/10/2044	100,000	106,088
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	161,914
Encana Corp.
7.20%, 11/01/2031	100,000	127,570
8.13%, 09/15/2030	100,000	132,864
Fortis, Inc. 3.06%, 10/04/2026	298,000	295,807
Hydro-Quebec
8.40%, 01/15/2022	40,000	46,122
9.40%, 02/01/2021	220,000	244,247
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	407,983
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	123,009
4.13%, 03/15/2035	200,000	198,464
4.20%, 04/01/2029	65,000	70,286
5.00%, 04/01/2049	95,000	107,603
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	203,929
3.88%, 03/20/2027 (A)	201,000	211,717
Petro-Canada
5.35%, 07/15/2033	50,000	59,260
7.88%, 06/15/2026	86,000	107,830
Rogers Communications, Inc. 4.35%, 05/01/2049	235,000	254,318
Royal Bank of Canada
3.70%, 10/05/2023, MTN	400,000	420,951
4.65%, 01/27/2026, MTN	103,000	112,423
Suncor Energy, Inc. 5.95%, 12/01/2034	300,000	386,127
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	29,980
3.75%, 10/16/2023	35,000	36,467
4.88%, 01/15/2026	162,000	178,796
6.20%, 10/15/2037	100,000	125,380
Vale Canada, Ltd. 7.20%, 09/15/2032	140,000	160,657

		9,998,499

Cayman Islands - 0.1%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (A)	350,000	360,220
CK Hutchison International 16, Ltd. 1.88%, 10/03/2021 (A)	200,000	197,488
CK Hutchison International 19, Ltd. 3.63%, 04/11/2029 (A)	325,000	338,413

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/08/2022 (A)	$ 200,000	$ 204,191
Vale Overseas, Ltd.
6.25%, 08/10/2026	42,000	47,710
6.88%, 11/21/2036	159,000	190,999

		1,339,021

China - 0.0% (G)
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	248,838

Colombia - 0.0% (G)
Ecopetrol SA
4.13%, 01/16/2025	107,000	110,745
5.38%, 06/26/2026	116,000	127,762
5.88%, 09/18/2023	62,000	68,560

		307,067

Denmark - 0.0% (G)
Danske Bank A/S 2.70%, 03/02/2022 (A)	200,000	200,518

Finland - 0.1%
Nordea Bank Abp
3.75%, 08/30/2023 (A)	1,000,000	1,040,896
4.25%, 09/21/2022 (A)	200,000	208,376

		1,249,272

France - 0.2%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	200,000	198,844
BNP Paribas SA 3.80%, 01/10/2024 (A)	300,000	311,460
BPCE SA
3.38%, 12/02/2026, MTN	270,000	277,610
4.63%, 07/11/2024 (A)	200,000	211,260
Credit Agricole SA 3.88%, 04/15/2024 (A)	365,000	385,664
Electricite de France SA 6.00%, 01/22/2114 (A)	350,000	405,725
Societe Generale SA
3.88%, 03/28/2024 (A)	560,000	579,272
4.25%, 04/14/2025 (A)	200,000	205,096
Total Capital International SA 2.75%, 06/19/2021	300,000	303,460

		2,878,391

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	233,000	226,469
4.25%, 10/14/2021	503,000	509,930

		736,399

Guernsey, Channel Islands - 0.0% (G)
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	350,000	365,536

Hong Kong - 0.0% (G)
AIA Group, Ltd. 3.60%, 04/09/2029 (A)	265,000	276,326

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 150,000	$ 151,331
3.50%, 01/15/2025	200,000	201,169
AIB Group PLC 4.75%, 10/12/2023 (A)	525,000	551,923
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	779,000	775,302
4.42%, 11/15/2035	1,260,000	1,247,093
Johnson Controls International PLC 5.00%, 03/30/2020	60,000	61,097
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	135,310
3.20%, 09/23/2026	605,000	610,074

		3,733,299

Italy - 0.0% (G)
Eni SpA 4.00%, 09/12/2023 (A)	200,000	208,394

Japan - 0.4%
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026 (H), 4.00% (B) (A)	221,000	223,486
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (A)	171,000	173,427
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	170,471
3.00%, 02/22/2022	74,000	75,160
3.41%, 03/07/2024	420,000	435,897
3.76%, 07/26/2023	300,000	313,701
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (A)	200,000	200,010
Mizuho Bank, Ltd. 3.60%, 09/25/2024 (A)	230,000	241,884
MUFG Bank, Ltd. 4.10%, 09/09/2023 (A)	200,000	212,243
ORIX Corp.
2.90%, 07/18/2022	126,000	127,919
3.25%, 12/04/2024	300,000	309,528
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	202,500
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	100,583
2.44%, 10/19/2021	127,000	127,181
2.63%, 07/14/2026	134,000	133,419
2.78%, 07/12/2022 - 10/18/2022	455,000	460,278
2.85%, 01/11/2022	250,000	252,756
3.10%, 01/17/2023	172,000	175,069
3.94%, 10/16/2023	800,000	848,260
Sumitomo Mitsui Trust Bank, Ltd. 2.05%, 10/18/2019 (A)	350,000	349,587

		5,133,359

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	274,653
3.85%, 06/15/2024	164,000	170,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Covidien International Finance SA 2.95%, 06/15/2023	$ 68,000	$ 69,612
Ingersoll-Rand Finance SA 2.63%, 05/01/2020	60,000	60,032
nVent Finance Sarl 4.55%, 04/15/2028	187,000	189,995
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	70,115
3.30%, 09/14/2021 (A)	23,000	23,457

		858,105

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	204,436
5.00%, 03/30/2020	100,000	101,882
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	150,000	157,321
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	200,000	199,250
Petroleos Mexicanos
4.63%, 09/21/2023	233,000	228,925
4.88%, 01/18/2024	65,000	63,534
5.35%, 02/12/2028	85,000	77,359
6.35%, 02/12/2048	159,000	136,502
6.38%, 02/04/2021 - 01/23/2045	279,000	255,378
6.50%, 03/13/2027	750,000	740,550
6.63%, 06/15/2035	100,000	92,375
6.75%, 09/21/2047	209,000	186,114

		2,443,626

Netherlands - 0.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	200,000	200,035
4.75%, 07/28/2025 (A)	300,000	321,102
Airbus SE 3.95%, 04/10/2047 (A)	150,000	162,466
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (A)	280,000	295,364
4.38%, 08/04/2025	567,000	601,979
4.63%, 12/01/2023	250,000	267,804
Deutsche Telekom International Finance BV 2.82%, 01/19/2022 (A)	150,000	151,359
EDP Finance BV 3.63%, 07/15/2024 (A)	200,000	205,561
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	197,168
3.63%, 05/25/2027 (A)	220,000	221,004
4.63%, 09/14/2025 (A)	200,000	214,694
Heineken NV 3.40%, 04/01/2022 (A)	150,000	154,379
ING Bank NV 1.65%, 08/15/2019 (A)	220,000	219,773
ING Groep NV
3.95%, 03/29/2027	271,000	284,956
4.10%, 10/02/2023	480,000	507,064
Mylan NV 3.95%, 06/15/2026	97,000	93,798
Shell International Finance BV
2.13%, 05/11/2020	140,000	139,976
4.13%, 05/11/2035	256,000	284,582

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	$ 350,000	$ 341,802
3.13%, 03/16/2024 (A)	250,000	259,445

		5,124,311

New Zealand - 0.1%
ANZ New Zealand International, Ltd. 3.45%, 07/17/2027 (A)	222,000	229,083
ASB Bank, Ltd. 3.13%, 05/23/2024 (A)	535,000	545,343
BNZ International Funding, Ltd. 2.65%, 11/03/2022 (A)	550,000	551,467

		1,325,893

Norway - 0.0% (G)
Equinor ASA
2.45%, 01/17/2023	58,000	58,349
2.65%, 01/15/2024	143,000	144,976
3.15%, 01/23/2022	51,000	52,198
3.25%, 11/10/2024	61,000	63,745

		319,268

Republic of Korea - 0.1%
Korea Gas Corp. 1.88%, 07/18/2021 (A)	200,000	197,784
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (A)	200,000	201,643

		399,427

Singapore - 0.1%
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	209,573
3.50%, 10/10/2024 (A)	200,000	202,978

		412,551

Spain - 0.0% (G)
Telefonica Emisiones SA
4.10%, 03/08/2027	163,000	173,158
5.13%, 04/27/2020	102,000	104,084

		277,242

Sweden - 0.0% (G)
Swedbank AB 2.80%, 03/14/2022 (A)	300,000	300,634

Switzerland - 0.1%
Credit Suisse AG 5.30%, 08/13/2019, MTN	100,000	100,318
Credit Suisse Group AG 4.28%, 01/09/2028 (A)	580,000	612,298
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	201,748
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	427,116

		1,341,480

United Kingdom - 0.6%
Anglo American Capital PLC 4.00%, 09/11/2027 (A)	250,000	250,965
Aon PLC 3.50%, 06/14/2024	200,000	208,318
AstraZeneca PLC 6.45%, 09/15/2037	120,000	163,925

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Barclays PLC
3.65%, 03/16/2025	$ 200,000	$ 201,008
3.68%, 01/10/2023	250,000	253,274
Fixed until 05/16/2023, 4.34% (B), 05/16/2024	500,000	516,449
Fixed until 02/15/2022, 4.61% (B), 02/15/2023	400,000	413,871
BP Capital Markets PLC
3.54%, 11/04/2024	230,000	242,617
3.81%, 02/10/2024	92,000	97,354
HSBC Bank PLC 4.75%, 01/19/2021 (A)	240,000	248,851
HSBC Holdings PLC
2.65%, 01/05/2022	403,000	404,565
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	735,321
4.25%, 08/18/2025	200,000	210,575
4.38%, 11/23/2026	200,000	211,210
4.88%, 01/14/2022	100,000	105,916
Invesco Finance PLC
3.75%, 01/15/2026	62,000	64,664
4.00%, 01/30/2024	74,000	78,464
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	234,800
4.58%, 12/10/2025	200,000	208,694
NatWest Markets PLC 3.63%, 09/29/2022 (A)	510,000	521,142
Royal Bank of Scotland Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	245,000	253,377
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	393,346
Santander Group Holdings PLC Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	505,006
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	350,000	361,102
5.20%, 01/26/2024 (A)	210,000	225,038
Vodafone Group PLC
4.13%, 05/30/2025	188,000	199,888
4.88%, 06/19/2049	350,000	367,766
5.00%, 05/30/2038	281,000	305,673
5.25%, 05/30/2048	187,000	206,428
6.25%, 11/30/2032	180,000	222,049

		8,411,656

United States - 10.8%
Abbott Laboratories 3.88%, 09/15/2025	129,000	139,036
AbbVie, Inc. 4.50%, 05/14/2035	200,000	206,319
Aetna, Inc.
2.80%, 06/15/2023	84,000	84,505
4.50%, 05/15/2042	10,000	9,906
6.75%, 12/15/2037	70,000	88,015
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	150,000	206,430

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Air Lease Corp. 3.25%, 03/01/2025	$ 145,000	$ 145,898
Alabama Power Co.
3.55%, 12/01/2023	76,000	79,856
3.75%, 03/01/2045	25,000	25,685
4.10%, 01/15/2042	31,000	31,984
4.15%, 08/15/2044	24,000	25,889
6.00%, 03/01/2039	38,000	49,880
Albemarle Corp. 5.45%, 12/01/2044	100,000	107,338
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	60,000	63,072
Allergan, Inc.
2.80%, 03/15/2023	129,000	128,645
3.38%, 09/15/2020	97,000	97,868
Allstate Corp. 3.15%, 06/15/2023	110,000	113,433
Amazon.com, Inc.
2.80%, 08/22/2024	335,000	346,018
3.88%, 08/22/2037	300,000	330,786
4.25%, 08/22/2057	350,000	403,508
4.80%, 12/05/2034	117,000	143,925
American Airlines Pass-Through Trust
3.00%, 04/15/2030	426,962	426,023
3.65%, 02/15/2029 - 12/15/2029	566,888	586,922
3.70%, 04/15/2027 - 04/01/2028	421,030	424,210
4.95%, 07/15/2024	204,244	214,150
American Express Co.
3.40%, 02/27/2023	103,000	106,628
3.63%, 12/05/2024	21,000	22,050
American Express Credit Corp.
2.38%, 05/26/2020, MTN	216,000	216,091
2.60%, 09/14/2020, MTN	75,000	75,281
2.70%, 03/03/2022, MTN	60,000	60,641
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	140,000	139,903
2.30%, 09/09/2026, MTN	40,000	38,846
2.90%, 02/16/2024, MTN	70,000	71,280
American International Group, Inc.
3.75%, 07/10/2025	69,000	72,239
3.88%, 01/15/2035	74,000	73,700
4.13%, 02/15/2024	145,000	153,649
4.20%, 04/01/2028	55,000	58,781
4.50%, 07/16/2044	60,000	63,425
American Tower Corp. 3.38%, 10/15/2026	113,000	114,950
American Water Capital Corp.
3.40%, 03/01/2025	59,000	61,359
3.85%, 03/01/2024	200,000	211,224
4.00%, 12/01/2046	91,000	92,863
Ameriprise Financial, Inc. 2.88%, 09/15/2026	190,000	190,889
Amgen, Inc.
3.63%, 05/15/2022	30,000	30,949
4.56%, 06/15/2048	100,000	108,392
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	86,966
4.50%, 12/05/2036	140,000	143,735

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 5.25%, 01/15/2025	$ 134,000	$ 141,789
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	1,997,000	2,190,650
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029 - 04/15/2058	355,000	399,115
ANR Pipeline Co. 9.63%, 11/01/2021	70,000	80,798
Anthem, Inc.
3.30%, 01/15/2023	21,000	21,544
3.50%, 08/15/2024	208,000	216,009
4.10%, 03/01/2028	105,000	112,327
4.63%, 05/15/2042	50,000	54,428
4.65%, 08/15/2044	97,000	106,332
Apache Corp.
3.25%, 04/15/2022	7,000	7,104
4.75%, 04/15/2043	23,000	22,431
5.10%, 09/01/2040	90,000	90,962
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,014
6.70%, 08/15/2037	55,000	71,767
Apple, Inc.
2.45%, 08/04/2026	185,000	184,370
2.75%, 01/13/2025	300,000	306,696
2.85%, 05/11/2024	236,000	243,107
2.90%, 09/12/2027	299,000	306,100
3.00%, 02/09/2024 - 06/20/2027	721,000	742,585
3.20%, 05/13/2025 - 05/11/2027	267,000	278,641
3.35%, 02/09/2027	410,000	430,514
3.45%, 02/09/2045	156,000	155,450
3.75%, 09/12/2047	420,000	440,121
3.85%, 08/04/2046	129,000	137,138
4.50%, 02/23/2036	85,000	99,647
4.65%, 02/23/2046	40,000	47,443
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,892
5.05%, 09/01/2041	23,000	27,166
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	130,758
3.88%, 01/12/2028	111,000	110,067
Assurant, Inc. 4.20%, 09/27/2023	250,000	260,048
AT&T, Inc.
3.55%, 06/01/2024	385,000	400,495
3.60%, 07/15/2025	305,000	316,356
3.95%, 01/15/2025	237,000	250,309
4.13%, 02/17/2026	216,000	229,768
4.30%, 02/15/2030 - 12/15/2042	1,234,000	1,313,521
4.35%, 06/15/2045	110,000	109,964
4.50%, 05/15/2035	285,000	298,340
4.90%, 08/15/2037	936,000	1,008,854
5.35%, 09/01/2040	79,000	89,171
6.38%, 03/01/2041	205,000	254,756
Athene Global Funding
2.75%, 04/20/2020 (A)	281,000	281,598
4.00%, 01/25/2022 (A)	236,000	244,153
Atmos Energy Corp. 4.13%, 10/15/2044	75,000	82,123

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	$ 170,000	$ 172,412
3.45%, 06/01/2025, MTN	70,000	73,391
3.90%, 10/15/2046, MTN	34,000	35,703
Avangrid, Inc. 3.15%, 12/01/2024	108,000	110,119
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	151,065
3.88%, 05/01/2023 (A)	100,000	103,283
Baker Hughes a GE Co. LLC 5.13%, 09/15/2040	115,000	126,654
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	139,287
5.20%, 06/15/2033	200,000	233,407
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (B), 07/21/2021, MTN	200,000	199,782
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	343,552
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	975,575
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	164,972
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	356,202
3.30%, 01/11/2023, MTN	528,000	544,250
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,702,620
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	296,000	304,583
Fixed until 05/17/2021, 3.50% (B), 05/17/2022, MTN	190,000	193,662
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	119,218
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	800,000	840,562
3.95%, 04/21/2025, MTN	338,000	354,417
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	427,524
4.00%, 01/22/2025, MTN	378,000	397,583
4.25%, 10/22/2026, MTN	142,000	151,705
5.88%, 02/07/2042, MTN	20,000	26,575
Bank of New York Mellon Corp.
2.60%, 02/07/2022, MTN	100,000	101,009
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	301,000	303,440
2.80%, 05/04/2026, MTN	51,000	51,501
3.25%, 09/11/2024, MTN	190,000	197,077
4.15%, 02/01/2021, MTN	55,000	56,663
BAT Capital Corp. 4.39%, 08/15/2037	171,000	162,041
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,523
5.25%, 06/23/2045	9,000	10,825
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	56,015
2.63%, 06/29/2020, MTN	270,000	270,556
Becton Dickinson and Co. 3.73%, 12/15/2024	13,000	13,636
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	44,982
3.50%, 02/01/2025	71,000	74,742

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Energy Co. (continued)
3.75%, 11/15/2023	$ 293,000	$ 309,255
6.13%, 04/01/2036	122,000	163,246
Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	62,000	69,696
BlackRock, Inc. 3.50%, 03/18/2024	40,000	42,498
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	33,000	34,693
5.88%, 03/15/2021 (A)	120,000	126,639
BMW Capital LLC 2.25%, 09/15/2023 (A)	180,000	177,917
Boardwalk Pipelines, LP., Co. 4.80%, 05/03/2029	170,000	177,428
Booking Holdings, Inc. 3.55%, 03/15/2028	250,000	260,570
Boston Gas Co. 4.49%, 02/15/2042 (A)	24,000	26,422
Boston Properties, LP 3.20%, 01/15/2025	190,000	193,958
3.65%, 02/01/2026	74,000	76,887
Boston Scientific Corp. 3.75%, 03/01/2026	235,000	249,946
4.70%, 03/01/2049	355,000	407,422
BP Capital Markets America, Inc. 3.22%, 04/14/2024	830,000	859,478
3.25%, 05/06/2022	227,000	233,720
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (A)	373,000	387,551
3.40%, 07/26/2029 (A)	400,000	418,777
4.13%, 06/15/2039 (A)	252,000	271,760
British Airways Pass-Through Trust 4.13%, 03/20/2033 (A)	626,472	653,410
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	150,000	154,552
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%, 01/15/2024	361,000	364,419
3.88%, 01/15/2027	100,000	97,990
Broadcom, Inc. 4.75%, 04/15/2029 (A)	1,200,000	1,232,139
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (A)	160,000	173,700
Buckeye Partners, LP 3.95%, 12/01/2026	23,000	20,383
4.88%, 02/01/2021	220,000	223,520
5.85%, 11/15/2043	100,000	83,819
Bunge, Ltd. Finance Corp. 3.50%, 11/24/2020	55,000	55,513
Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	231,000	287,046
5.40%, 06/01/2041	60,000	75,886
6.15%, 05/01/2037	200,000	268,856
7.95%, 08/15/2030	200,000	288,717
Campbell Soup Co. 3.95%, 03/15/2025	170,000	176,842
Capital One Bank NA 3.38%, 02/15/2023	300,000	306,014
Capital One Financial Corp. 3.20%, 02/05/2025 (F)	175,000	178,350
3.75%, 04/24/2024 - 07/28/2026	260,000	267,765
4.20%, 10/29/2025	100,000	105,021

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cargill, Inc. 3.30%, 03/01/2022 (A)	$ 110,000	$ 112,598
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 4.32% (B), 07/15/2019 (C) (D)	3,592	3,588
Caterpillar Financial Services Corp. 2.75%, 08/20/2021, MTN	60,000	60,510
2.85%, 06/01/2022, MTN	77,000	78,446
3.75%, 11/24/2023, MTN	121,000	128,726
Caterpillar, Inc. 2.60%, 06/26/2022	31,000	31,311
CBS Corp. 3.70%, 08/15/2024	173,000	179,091
4.00%, 01/15/2026	83,000	86,850
4.85%, 07/01/2042	100,000	105,259
4.90%, 08/15/2044	68,000	72,265
Celanese Holdings LLC 3.50%, 05/08/2024	440,000	451,672
Celgene Corp. 5.70%, 10/15/2040	114,000	140,469
Centel Capital Corp. 9.00%, 10/15/2019	25,000	25,438
CenterPoint Energy Houston Electric LLC 3.00%, 02/01/2027	137,000	139,672
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	130,000	133,695
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	433,000	470,084
6.38%, 10/23/2035	89,000	104,523
6.83%, 10/23/2055	120,000	142,538
Chevron Corp.
2.36%, 12/05/2022	50,000	50,233
2.41%, 03/03/2022	200,000	202,009
2.90%, 03/03/2024	161,000	166,310
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.40%, 12/01/2026 (A)	95,000	98,363
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	131,000	136,568
3.35%, 05/03/2026	63,000	66,072
Cisco Systems, Inc.
1.85%, 09/20/2021	200,000	198,826
2.95%, 02/28/2026	117,000	120,619
Citigroup, Inc.
2.75%, 04/25/2022	750,000	756,876
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	231,000	234,949
3.20%, 10/21/2026	194,000	197,850
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	750,000	773,523
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	469,625
3.88%, 03/26/2025	100,000	104,358
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	103,784
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	600,000	640,846
4.30%, 11/20/2026	250,000	265,496

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
4.40%, 06/10/2025	$ 358,000	$ 382,074
4.45%, 09/29/2027	48,000	51,715
4.75%, 05/18/2046	150,000	169,659
Citizens Bank NA 3.70%, 03/29/2023	270,000	281,664
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,971
4.30%, 12/03/2025	60,000	63,482
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	169,551
5.50%, 08/15/2024	100,000	113,641
CME Group, Inc. 3.00%, 09/15/2022 - 03/15/2025	226,000	233,133
CMS Energy Corp.
2.95%, 02/15/2027	78,000	76,984
3.88%, 03/01/2024	100,000	104,744
CNA Financial Corp. 3.45%, 08/15/2027	160,000	162,805
Comcast Corp.
3.00%, 02/01/2024	117,000	120,401
3.15%, 03/01/2026	309,000	319,810
3.20%, 07/15/2036	200,000	194,264
3.38%, 02/15/2025	77,000	80,611
3.95%, 10/15/2025	291,000	313,954
4.00%, 11/01/2049	23,000	24,254
4.20%, 08/15/2034	378,000	419,087
4.25%, 01/15/2033	589,000	660,734
4.60%, 10/15/2038	350,000	400,766
4.95%, 10/15/2058	440,000	537,081
6.50%, 11/15/2035	210,000	284,603
7.05%, 03/15/2033	90,000	126,098
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	82,298
3.75%, 08/15/2047	150,000	155,457
ConAgra Brands, Inc.
4.60%, 11/01/2025	115,000	125,190
5.30%, 11/01/2038	260,000	282,030
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	133,927
4.00%, 04/01/2048	124,000	135,565
ConocoPhillips Co. 4.95%, 03/15/2026 (F)	150,000	171,324
Consolidated Edison Co. of New York, Inc. 4.20%, 03/15/2042	25,000	26,916
Constellation Brands, Inc.
4.40%, 11/15/2025	120,000	130,701
5.25%, 11/15/2048	70,000	81,087
Consumers Energy Co.
3.25%, 08/15/2046	52,000	49,740
4.35%, 08/31/2064	32,000	35,570
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	30,389	31,745
4.15%, 10/11/2025	352,344	368,939
Costco Wholesale Corp. 2.75%, 05/18/2024	142,000	145,776

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	$ 140,000	$ 142,902
3.35%, 09/15/2026 (A)	67,000	67,656
4.60%, 08/15/2047 (A)	118,000	119,558
4.80%, 02/01/2035 (A)	250,000	253,301
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	199,588
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	49,330
4.88%, 04/15/2022	100,000	106,317
5.25%, 01/15/2023	80,000	86,990
Crown Castle Towers LLC 3.22%, 05/15/2042 (A)	104,000	105,150
CSX Corp.
3.40%, 08/01/2024	100,000	104,666
4.25%, 06/01/2021	23,000	23,766
4.75%, 05/30/2042	27,000	30,695
6.00%, 10/01/2036, MTN	70,000	88,205
CVS Health Corp.
2.75%, 12/01/2022	80,000	80,261
4.00%, 12/05/2023	138,000	144,433
4.10%, 03/25/2025	373,000	393,399
4.30%, 03/25/2028	278,000	293,145
4.78%, 03/25/2038	695,000	725,006
5.05%, 03/25/2048	229,000	243,912
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	209,985	222,712
5.93%, 01/10/2034 (A)	203,215	230,953
6.20%, 10/10/2025 (A)	81,937	90,921
Daimler Finance North America LLC 2.88%, 03/10/2021 (A)	250,000	251,239
Danaher Corp. 2.40%, 09/15/2020	56,000	56,112
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	423,000	466,646
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	48,433
4.15%, 05/15/2045	140,000	150,385
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	254,610	268,090
4.75%, 11/07/2021	13,803	14,035
6.82%, 02/10/2024	682,582	751,181
Diageo Investment Corp. 8.00%, 09/15/2022	40,000	46,886
Digital Realty Trust, LP 3.70%, 08/15/2027	89,000	91,471
Discover Bank 4.20%, 08/08/2023	350,000	371,421
Discovery Communications LLC
3.30%, 05/15/2022	190,000	193,409
3.95%, 03/20/2028	105,000	108,093
4.38%, 06/15/2021	137,000	141,809
6.35%, 06/01/2040	50,000	58,715
Dollar General Corp. 4.13%, 05/01/2028	100,000	106,429
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,274
4.60%, 12/15/2044	250,000	279,620

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dominion Energy, Inc.
2.75%, 09/15/2022	$ 132,000	$ 133,100
2.85%, 08/15/2026	61,000	60,457
4.90%, 08/01/2041	11,000	12,398
5.25%, 08/01/2033	90,000	105,716
6.30%, 03/15/2033	50,000	64,235
Dow Chemical Co.
5.25%, 11/15/2041	17,000	18,620
8.85%, 09/15/2021	190,000	214,256
DTE Electric Co. 3.70%, 03/15/2045	123,000	127,235
Duke Energy LLC
3.75%, 05/15/2046	100,000	101,228
3.90%, 06/15/2021	100,000	102,925
6.00%, 12/01/2028	100,000	123,886
Duke Energy Progress LLC
3.00%, 09/15/2021	67,000	68,116
3.25%, 08/15/2025	106,000	110,144
3.70%, 10/15/2046	113,000	114,797
4.15%, 12/01/2044	65,000	70,356
4.20%, 08/15/2045	130,000	143,050
4.38%, 03/30/2044	44,000	49,127
5.70%, 04/01/2035	100,000	122,667
Duke Energy, Inc. 3.80%, 09/01/2023	136,000	143,262
Duke Realty, LP
3.25%, 06/30/2026	36,000	36,590
3.63%, 04/15/2023	146,000	151,025
DuPont de Nemours, Inc.
4.49%, 11/15/2025	280,000	309,837
5.32%, 11/15/2038	145,000	170,255
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (A)	250,000	251,401
DXC Technology Co. 4.25%, 04/15/2024	99,000	103,737
Eaton Corp.
4.00%, 11/02/2032	21,000	23,236
5.80%, 03/15/2037	130,000	155,298
Ecolab, Inc.
2.25%, 01/12/2020	80,000	79,901
3.25%, 01/14/2023	66,000	67,810
Eli Lilly & Co. 4.15%, 03/15/2059	205,000	225,026
Enable Midstream Partners, LP 4.95%, 05/15/2028	95,000	99,586
Energy Transfer Operating, LP
3.60%, 02/01/2023	176,000	179,888
4.05%, 03/15/2025	118,000	122,832
4.75%, 01/15/2026	96,000	102,873
6.05%, 06/01/2041	325,000	363,891
6.50%, 02/01/2042	36,000	42,557
Eni, Inc. 7.30%, 11/15/2027	150,000	189,450
Entergy Arkansas LLC 3.50%, 04/01/2026	61,000	63,648
Entergy Corp. 2.95%, 09/01/2026	65,000	65,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy LLC
2.40%, 10/01/2026	$ 118,000	$ 115,349
2.85%, 06/01/2028	91,000	91,067
3.05%, 06/01/2031 (F)	107,000	107,903
Enterprise Products Operating LLC
3.75%, 02/15/2025	78,000	82,517
4.95%, 10/15/2054	35,000	38,233
5.10%, 02/15/2045	65,000	74,299
5.75%, 03/01/2035	100,000	112,412
6.88%, 03/01/2033	400,000	535,903
7.55%, 04/15/2038	120,000	166,193
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	47,551
4.10%, 02/01/2021	80,000	82,343
EPR Properties 4.95%, 04/15/2028	31,000	33,345
EQM Midstream Partners, LP 5.50%, 07/15/2028	290,000	305,264
EQT Corp. 3.90%, 10/01/2027	161,000	152,859
ERAC Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	298,911
5.25%, 10/01/2020 (A)	8,000	8,272
5.63%, 03/15/2042 (A)	37,000	44,714
6.70%, 06/01/2034 (A)	44,000	58,759
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,000
2.85%, 11/01/2026	96,000	97,052
3.00%, 04/15/2023	150,000	153,680
Evergy, Inc. 4.85%, 06/01/2021	74,000	76,644
Exelon Corp.
3.40%, 04/15/2026	63,000	64,685
3.50%, 06/01/2022	300,000	307,345
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	51,626
3.05%, 11/30/2022	130,000	132,013
3.50%, 06/15/2024	90,000	92,686
4.50%, 02/25/2026	144,000	155,396
4.80%, 07/15/2046	62,000	65,894
Fidelity National Information Services, Inc. 3.75%, 05/21/2029	306,000	325,080
Fifth Third Bancorp 3.95%, 03/14/2028	210,000	226,322
FirstEnergy Corp. 4.85%, 07/15/2047	66,000	75,026
Fiserv, Inc.
3.20%, 07/01/2026	155,000	158,205
4.40%, 07/01/2049	145,000	152,550
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	82,334
5.13%, 06/01/2041	30,000	36,002
5.63%, 04/01/2034	100,000	126,968
Fox Corp. 4.71%, 01/25/2029 (A)	160,000	179,000
General Electric Co.
2.10%, 12/11/2019	86,000	85,635
2.20%, 01/09/2020, MTN	172,000	171,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Electric Co. (continued)
2.70%, 10/09/2022	$ 34,000	$ 33,962
4.38%, 09/16/2020, MTN	104,000	106,122
4.65%, 10/17/2021, MTN	222,000	231,302
5.50%, 01/08/2020, MTN	60,000	60,852
5.55%, 01/05/2026, MTN	542,000	605,300
6.00%, 08/07/2019, MTN	101,000	101,331
General Mills, Inc.
4.00%, 04/17/2025	185,000	196,765
4.20%, 04/17/2028	115,000	124,156
4.55%, 04/17/2038	45,000	47,918
General Motors Co. 6.60%, 04/01/2036	200,000	221,401
General Motors Financial Co., Inc.
3.45%, 04/10/2022	145,000	147,055
3.50%, 11/07/2024	240,000	239,528
3.70%, 05/09/2023	205,000	207,981
3.95%, 04/13/2024	360,000	367,798
4.30%, 07/13/2025	105,000	108,228
4.35%, 04/09/2025	235,000	242,422
Gilead Sciences, Inc.
3.25%, 09/01/2022	120,000	123,335
4.00%, 09/01/2036	58,000	61,135
4.60%, 09/01/2035	42,000	47,274
Glencore Funding LLC 4.63%, 04/29/2024 (A)	220,000	232,261
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	865,000	872,157
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	495,323
3.50%, 11/16/2026	460,000	471,349
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	540,137
3.85%, 01/26/2027	1,490,000	1,557,341
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	350,000	375,378
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	385,000	416,497
5.38%, 03/15/2020, MTN	606,000	618,474
Goodman Finance Three LLC 3.70%, 03/15/2028 (A)	151,000	152,720
Great-West Lifeco Finance, LP 4.15%, 06/03/2047 (A)	200,000	215,355
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,872
3.48%, 06/15/2050 (A)	36,000	37,145
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	44,000	49,717
Halliburton Co.
3.50%, 08/01/2023	107,000	110,671
4.85%, 11/15/2035	157,000	167,428
7.60%, 08/15/2096 (A)	40,000	54,113
8.75%, 02/15/2021	100,000	109,761
Harborwalk Funding Trust Fixed until 02/15/2049, 5.08% (B), 02/15/2069 (A)	400,000	457,640
Harris Corp. 3.83%, 04/27/2025	200,000	210,373

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	$ 210,000	$ 222,038
HCA, Inc.
5.13%, 06/15/2039	280,000	291,122
5.25%, 06/15/2026	320,000	354,307
HCP, Inc.
3.40%, 02/01/2025	38,000	38,850
3.50%, 07/15/2029 (I)	296,000	297,306
3.88%, 08/15/2024	360,000	377,426
4.20%, 03/01/2024	27,000	28,575
Home Depot, Inc.
3.75%, 02/15/2024	110,000	117,427
4.20%, 04/01/2043	103,000	114,535
Huntington Bancshares, Inc. 2.30%, 01/14/2022	271,000	271,003
Hyundai Capital America 2.00%, 07/01/2019 (A)	64,000	64,000
IBM Credit LLC 3.00%, 02/06/2023	300,000	306,923
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	105,396
4.88%, 09/15/2041	192,000	232,665
Indiana Michigan Power Co. 3.20%, 03/15/2023	120,000	123,213
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	115,000	122,142
International Business Machines Corp.
2.25%, 02/19/2021	279,000	278,953
3.30%, 05/15/2026	625,000	647,883
3.50%, 05/15/2029	1,160,000	1,214,030
7.00%, 10/30/2025	50,000	62,429
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	120,208
5.00%, 09/26/2048	126,000	139,957
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	163,401
8.63%, 01/15/2022	360,000	410,597
International Paper Co.
3.00%, 02/15/2027 (F)	150,000	148,413
7.30%, 11/15/2039	100,000	130,289
8.70%, 06/15/2038	70,000	100,095
ITC Holdings Corp. 2.70%, 11/15/2022	200,000	200,996
Jackson National Life Global Funding
2.50%, 06/27/2022 (A)	100,000	100,402
3.05%, 04/29/2026 (A)	81,000	82,058
3.25%, 01/30/2024 (A)	29,000	29,870
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	215,000	225,161
Jersey Central Power & Light Co. 6.15%, 06/01/2037	80,000	98,391
John Deere Capital Corp.
1.70%, 01/15/2020	30,000	29,895
2.45%, 09/11/2020, MTN	33,000	33,094
2.70%, 01/06/2023, MTN	15,000	15,283
2.75%, 03/15/2022, MTN	25,000	25,481
2.80%, 09/08/2027, MTN	100,000	101,414
3.15%, 10/15/2021, MTN	20,000	20,462
3.35%, 06/12/2024, MTN	166,000	173,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	$ 70,017	$ 82,612
Johnson & Johnson 3.40%, 01/15/2038	278,000	289,605
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	48,384
5.30%, 10/01/2041	60,000	72,468
Kellogg Co. 3.40%, 11/15/2027	119,000	121,184
Kerr-McGee Corp. 7.88%, 09/15/2031	100,000	136,880
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	550,000	555,221
4.42%, 05/25/2025	112,000	120,035
4.99%, 05/25/2038	162,000	177,642
KeyCorp
2.90%, 09/15/2020, MTN	84,000	84,555
4.15%, 10/29/2025, MTN	130,000	140,836
5.10%, 03/24/2021, MTN	141,000	147,414
KeySpan Gas East Corp. 2.74%, 08/15/2026 (A)	97,000	95,703
Kimberly-Clark Corp. 2.40%, 06/01/2023	100,000	100,378
Kinder Morgan, Inc. 4.30%, 03/01/2028	410,000	439,444
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	350,389
5.00%, 07/15/2035 - 06/04/2042	705,000	739,272
6.88%, 01/26/2039	75,000	90,071
Kroger Co.
4.00%, 02/01/2024	95,000	100,435
8.00%, 09/15/2029	125,000	166,659
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	138,000	140,261
Legg Mason, Inc. 3.95%, 07/15/2024 (F)	115,000	120,349
Liberty Mutual Group, Inc. 4.57%, 02/01/2029 (A)	100,000	109,916
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (A)	220,000	277,430
Liberty Property, LP 3.25%, 10/01/2026	54,000	53,962
Life Storage, LP 4.00%, 06/15/2029	350,000	359,057
Lincoln National Corp.
4.00%, 09/01/2023	100,000	105,792
4.20%, 03/15/2022	206,000	215,619
Lockheed Martin Corp. 4.50%, 05/15/2036	150,000	172,111
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	147,251
3.13%, 09/15/2024	50,000	51,446
3.65%, 04/05/2029	255,000	266,254
4.55%, 04/05/2049	140,000	150,302
4.65%, 04/15/2042	43,000	45,917
Magellan Health, Inc. 4.90%, 09/22/2024	375,000	370,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Magellan Midstream Partners, LP
3.20%, 03/15/2025	$ 59,000	$ 59,647
4.20%, 12/01/2042	75,000	73,259
4.25%, 02/01/2021	234,000	240,479
5.15%, 10/15/2043	62,000	70,327
Marathon Petroleum Corp. 3.63%, 09/15/2024	96,000	99,372
Marsh & McLennan Cos., Inc. 2.35%, 03/06/2020	191,000	190,908
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	156,000	155,187
Masco Corp. 6.50%, 08/15/2032	250,000	295,016
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	113,000	116,324
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	33,000	39,968
7.63%, 11/15/2023 (A)	250,000	290,741
MassMutual Global Funding II 2.50%, 10/17/2022 (A) (F)	100,000	100,784
McCormick & Co., Inc.
3.15%, 08/15/2024	105,000	107,228
3.40%, 08/15/2027	66,000	67,456
McDonald’s Corp.
4.70%, 12/09/2035, MTN	39,000	44,427
6.30%, 10/15/2037, MTN	71,000	92,625
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	100,000	108,207
4.60%, 06/01/2044	70,000	80,489
Medco Health Solutions, Inc. 4.13%, 09/15/2020	90,000	91,706
Medtronic, Inc.
3.13%, 03/15/2022	57,000	58,585
4.38%, 03/15/2035	159,000	183,047
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	21,154
3.90%, 03/07/2039	400,000	436,122
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	325,848
3.88%, 04/11/2022 (A)	300,000	312,847
Microsoft Corp.
2.38%, 05/01/2023	101,000	102,249
3.30%, 02/06/2027	167,000	177,451
3.50%, 02/12/2035	68,000	72,556
3.95%, 08/08/2056	88,000	97,925
4.00%, 02/12/2055	71,000	79,815
4.10%, 02/06/2037	266,000	303,496
4.50%, 02/06/2057	233,000	285,270
MidAmerican Energy Co. 3.10%, 05/01/2027	193,000	198,255
Morgan Stanley
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	711,000	740,329
3.63%, 01/20/2027	564,000	591,938
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	849,657
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	221,000	231,860
3.88%, 01/27/2026, MTN	360,000	382,684
4.00%, 07/23/2025, MTN	871,000	932,932

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
4.30%, 01/27/2045	$ 69,000	$ 75,783
5.00%, 11/24/2025	334,000	369,763
5.50%, 07/28/2021, MTN	620,000	658,727
Mosaic Co.
4.88%, 11/15/2041	13,000	13,084
5.45%, 11/15/2033	255,000	288,772
MPLX, LP
4.13%, 03/01/2027	104,000	108,863
4.50%, 04/15/2038	165,000	166,585
5.20%, 03/01/2047	81,000	87,063
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	102,108
3.60%, 12/15/2026	124,000	127,529
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	61,000	62,572
3.05%, 04/25/2027	92,000	94,346
Nevada Power Co.
5.38%, 09/15/2040	80,000	95,299
5.45%, 05/15/2041	40,000	47,872
6.65%, 04/01/2036	100,000	136,790
New England Power Co. 3.80%, 12/05/2047 (A)	112,000	113,416
New York Life Global Funding
2.35%, 07/14/2026 (A)	75,000	73,657
3.00%, 01/10/2028 (A)	137,000	140,108
New York Life Insurance Co. 4.45%, 05/15/2069 (A)	330,000	363,995
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (A)	83,000	84,857
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,932
3.55%, 05/01/2027	45,000	46,979
Niagara Mohawk Power Corp. 3.51%, 10/01/2024 (A)	141,000	147,667
NiSource, Inc.
3.85%, 02/15/2023	50,000	51,703
5.65%, 02/01/2045	89,000	108,109
5.80%, 02/01/2042	67,000	81,950
6.25%, 12/15/2040	100,000	130,794
Nissan Motor Acceptance Corp. 1.90%, 09/14/2021 (A)	78,000	76,573
Noble Energy, Inc.
5.25%, 11/15/2043	220,000	237,055
6.00%, 03/01/2041	57,000	65,225
Nordstrom, Inc. 4.00%, 10/15/2021	21,000	21,562
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,217
3.85%, 01/15/2024	125,000	131,904
3.95%, 10/01/2042	25,000	25,781
4.05%, 08/15/2052	127,000	132,374
Northern States Power Co. 6.25%, 06/01/2036	70,000	94,666
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	282,392

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Northrop Grumman Corp.
3.20%, 02/01/2027	$ 112,000	$ 114,921
3.25%, 01/15/2028	75,000	76,990
3.85%, 04/15/2045	44,000	45,344
Northrop Grumman Systems Corp. 7.75%, 02/15/2031	80,000	114,311
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	80,713
3.00%, 11/20/2025	165,000	170,452
NRG Energy, Inc. 4.45%, 06/15/2029 (A)	250,000	260,121
Nucor Corp. 6.40%, 12/01/2037	200,000	262,845
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	142,000	146,005
Occidental Petroleum Corp. 4.63%, 06/15/2045	26,000	27,731
Office Properties Income Trust
REIT,
3.60%, 02/01/2020	370,000	371,174
3.75%, 08/15/2019	940,000	940,287
4.00%, 07/15/2022	251,000	253,747
Ohio Power Co. 6.60%, 03/01/2033	65,000	87,231
Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	50,000	61,809
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	250,000	258,611
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,483
4.90%, 03/15/2025	450,000	489,190
5.00%, 09/15/2023	65,000	70,217
6.65%, 10/01/2036	220,000	269,505
Oracle Corp.
2.50%, 05/15/2022 - 10/15/2022	341,000	343,923
2.95%, 11/15/2024 - 05/15/2025	600,000	617,664
3.80%, 11/15/2037	160,000	169,771
3.90%, 05/15/2035	130,000	140,741
4.30%, 07/08/2034	573,000	652,011
6.13%, 07/08/2039	65,000	89,105
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	121,433
PacifiCorp 6.25%, 10/15/2037	20,000	26,968
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	38,420
4.10%, 03/01/2047	67,000	70,657
4.45%, 11/21/2044, MTN	37,000	41,256
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	56,000	56,063
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	149,938
4.13%, 08/01/2023 (A) (F)	184,000	193,497
4.88%, 07/11/2022 (A)	100,000	106,304
PepsiCo, Inc. 4.60%, 07/17/2045	39,000	47,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pfizer, Inc.
3.00%, 12/15/2026	$ 210,000	$ 216,644
3.90%, 03/15/2039	385,000	416,124
Phillips 66
3.90%, 03/15/2028	105,000	110,330
4.30%, 04/01/2022	16,000	16,851
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	34,618
4.90%, 10/01/2046	74,000	78,849
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	177,488
4.30%, 01/31/2043	121,000	109,240
4.65%, 10/15/2025	100,000	106,653
PNC Financial Services Group, Inc. 5.13%, 02/08/2020	100,000	101,667
PPL Capital Funding, Inc. 4.20%, 06/15/2022	50,000	52,303
PPL Electric Utilities Corp. 4.13%, 06/15/2044	42,000	45,589
Praxair, Inc. 2.65%, 02/05/2025	65,000	66,188
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	110,787
4.20%, 06/15/2035	160,000	172,154
President & Fellows of Harvard College 3.30%, 07/15/2056	214,000	211,360
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	411,390
3.55%, 01/15/2024	1,505,000	1,602,364
Procter & Gamble Co. 2.70%, 02/02/2026	250,000	254,653
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,413
7.00%, 10/30/2031	110,000	148,138
Progressive Corp. Fixed until 03/15/2023 (H), 5.38% (B)	150,000	153,093
Protective Life Global Funding
2.00%, 09/14/2021 (A)	210,000	208,025
2.26%, 04/08/2020 (A)	200,000	199,670
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	83,708
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	199,985
3.91%, 12/07/2047	184,000	192,129
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	300,000	386,882
PSEG Power LLC 4.15%, 09/15/2021	113,000	116,109
Public Service Co. of Colorado 3.55%, 06/15/2046	43,000	41,770
Public Service Co. of New Hampshire 3.50%, 11/01/2023	40,000	41,879
Public Service Co. of Oklahoma 6.63%, 11/15/2037	80,000	105,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	$ 93,000	$ 90,273
3.65%, 09/01/2042, MTN	49,000	50,292
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,957
4.75%, 01/30/2020	160,000	161,904
Qwest Corp. 6.75%, 12/01/2021	67,000	71,941
Realty Income Corp.
3.88%, 04/15/2025	175,000	186,196
4.65%, 03/15/2047	113,000	130,950
Regions Financial Corp. 3.80%, 08/14/2023	170,000	177,861
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (A)	104,000	104,876
3.85%, 09/19/2023 (A)	355,000	368,539
Republic Services, Inc.
2.90%, 07/01/2026	49,000	49,261
5.50%, 09/15/2019	100,000	100,558
Reynolds American, Inc. 5.70%, 08/15/2035	150,000	164,585
Rockwell Collins, Inc.
3.20%, 03/15/2024	80,000	82,369
4.35%, 04/15/2047	50,000	54,637
Roper Technologies, Inc. 3.00%, 12/15/2020	46,000	46,332
Ryder System, Inc. 2.88%, 09/01/2020, MTN	144,000	144,733
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	31,825
6.00%, 06/01/2026	75,000	86,272
SART 4.75%, 07/15/2024	1,778,654	1,813,338
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	159,000	165,460
Sempra Energy 4.05%, 12/01/2023	96,000	101,082
Senior Housing Properties Trust 4.75%, 02/15/2028	150,000	145,690
Sherwin-Williams Co. 3.13%, 06/01/2024	82,000	83,412
SITE Centers Corp. 3.63%, 02/01/2025	87,000	88,036
Southern California Edison Co.
1.85%, 02/01/2022	33,000	32,421
3.65%, 03/01/2028	150,000	153,578
3.90%, 12/01/2041	50,000	46,946
4.05%, 03/15/2042	75,000	73,798
Southern Co. 3.25%, 07/01/2026	48,000	48,748
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	47,872
3.25%, 06/15/2026	42,000	42,349
3.50%, 09/15/2021	182,000	186,139
3.95%, 10/01/2046	49,000	48,154
4.40%, 06/01/2043	79,000	83,220
5.25%, 08/15/2019	230,000	230,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	$ 77,000	$ 80,635
8.00%, 03/01/2032	140,000	195,861
Southern Power Co. 5.15%, 09/15/2041	165,000	180,455
Southwest Gas Corp. 3.80%, 09/29/2046	100,000	97,657
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	77,619
6.00%, 10/01/2036	97,000	118,606
Spectra Energy Partners, LP 3.50%, 03/15/2025	125,000	128,311
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	167,689	171,663
State Street Corp.
3.10%, 05/15/2023	72,000	73,925
3.70%, 11/20/2023	231,000	243,944
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	300,557
5.30%, 04/01/2044	50,000	51,440
5.35%, 05/15/2045	93,000	96,717
5.95%, 12/01/2025	36,000	40,998
6.10%, 02/15/2042	100,000	110,732
SunTrust Bank 3.30%, 05/15/2026	320,000	325,844
SunTrust Banks, Inc. 4.00%, 05/01/2025	53,000	56,751
Synchrony Financial 3.70%, 08/04/2026	170,000	168,741
Sysco Corp.
3.25%, 07/15/2027	350,000	356,937
3.75%, 10/01/2025	78,000	82,638
Tampa Electric Co. 4.45%, 06/15/2049	350,000	390,329
TC PipeLines, LP 3.90%, 05/25/2027	81,000	82,447
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (A)	200,000	216,556
Texas Eastern Transmission, LP 2.80%, 10/15/2022 (A)	129,000	128,830
Texas Health Resources 4.33%, 11/15/2055	250,000	281,055
Texas Instruments, Inc. 1.65%, 08/03/2019	37,000	36,975
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	83,000	83,473
4.15%, 02/01/2024	86,000	92,168
Time Warner Cable LLC 6.55%, 05/01/2037	100,000	115,540
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	330,000	444,718
Toledo Edison Co. 6.15%, 05/15/2037	130,000	166,552
Torchmark Corp. 4.55%, 09/15/2028	190,000	207,577
Toyota Motor Credit Corp. 2.13%, 07/18/2019, MTN	90,000	89,991

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	$ 68,000	$ 72,346
TWDC Enterprises 18 Corp. 3.00%, 02/13/2026	400,000	416,323
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	73,571
3.20%, 01/15/2030, MTN (I)	300,000	298,703
Unilever Capital Corp. 3.38%, 03/22/2025	110,000	115,069
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,235
7.75%, 10/01/2096	40,000	54,610
Union Electric Co. 2.95%, 06/15/2027	107,000	108,475
Union Pacific Corp. 4.10%, 09/15/2067	90,000	89,990
United Airlines Pass-Through Trust
2.88%, 04/07/2030	414,318	410,258
3.45%, 01/07/2030	150,099	153,053
3.50%, 09/01/2031	234,839	240,001
3.65%, 07/07/2027	89,607	89,664
3.75%, 03/03/2028	280,505	291,248
4.15%, 02/25/2033	450,000	482,853
4.30%, 02/15/2027	207,611	220,729
4.55%, 08/25/2031	400,000	429,867
United Technologies Corp.
3.75%, 11/01/2046	190,000	193,684
3.95%, 08/16/2025	95,000	102,448
4.15%, 05/15/2045	198,000	212,688
4.45%, 11/16/2038	70,000	78,546
4.50%, 06/01/2042	261,000	295,282
5.70%, 04/15/2040	320,000	405,923
UnitedHealth Group, Inc.
2.75%, 02/15/2023	111,000	112,473
2.88%, 03/15/2023	150,000	152,885
3.10%, 03/15/2026	80,000	82,392
3.38%, 11/15/2021	37,000	37,878
4.63%, 07/15/2035	143,000	164,340
US Bancorp
2.63%, 01/24/2022, MTN	37,000	37,396
3.00%, 03/15/2022, MTN	33,000	33,745
US Bank NA 2.13%, 10/28/2019	250,000	249,857
Valero Energy Corp. 7.50%, 04/15/2032	60,000	81,714
Ventas Realty, LP
3.50%, 02/01/2025	45,000	46,590
3.85%, 04/01/2027	123,000	127,705
4.13%, 01/15/2026	68,000	71,953
Verizon Communications, Inc.
4.02%, 12/03/2029 (A)	115,000	124,515
4.33%, 09/21/2028	1,000,000	1,108,196
4.40%, 11/01/2034	811,000	899,092
4.50%, 08/10/2033	600,000	675,940
4.67%, 03/15/2055	165,000	187,106
4.86%, 08/21/2046	109,000	126,908
5.25%, 03/16/2037	206,000	246,403

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Viacom, Inc.
3.88%, 04/01/2024	$ 56,000	$ 58,349
6.88%, 04/30/2036	330,000	418,123
Virginia Electric & Power Co.
2.75%, 03/15/2023	145,000	147,058
3.45%, 02/15/2024	21,000	21,878
4.45%, 02/15/2044	21,000	23,721
VMware, Inc. 2.95%, 08/21/2022	319,000	321,565
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	355,819
3.65%, 06/15/2026	50,000	51,234
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	103,878
4.50%, 11/18/2034	195,000	200,309
Walt Disney Co.
6.55%, 03/15/2033 (A)	50,000	67,659
6.65%, 11/15/2037 (A)	100,000	143,690
9.50%, 07/15/2024 (A)	80,000	106,572
Waste Management, Inc. 3.45%, 06/15/2029	165,000	173,922
WEC Energy Group, Inc. 3.55%, 06/15/2025	144,000	151,216
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	71,155
Fixed until 06/17/2026, 3.20% (B), 06/17/2027, MTN	800,000	815,276
3.30%, 09/09/2024, MTN	300,000	310,427
3.50%, 03/08/2022, MTN	400,000	411,560
3.75%, 01/24/2024, MTN	255,000	268,097
4.10%, 06/03/2026, MTN	70,000	74,237
4.30%, 07/22/2027, MTN	63,000	68,061
4.65%, 11/04/2044, MTN	123,000	136,884
4.75%, 12/07/2046, MTN	143,000	163,002
4.90%, 11/17/2045, MTN	90,000	104,526
5.38%, 11/02/2043	200,000	243,583
Welltower, Inc. 4.50%, 01/15/2024	172,000	184,702
Western Union Co. 3.60%, 03/15/2022	230,000	235,981
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	153,148
4.38%, 11/15/2047 (F)	95,000	89,523
Williams Cos., Inc.
3.90%, 01/15/2025	78,000	81,802
4.85%, 03/01/2048	146,000	156,152
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	112,302
3.65%, 12/15/2042	40,000	39,523
4.25%, 12/15/2019	140,000	141,081
WRKCo, Inc.
3.75%, 03/15/2025	250,000	259,375
3.90%, 06/01/2028	40,000	41,122
WW Grainger, Inc. 4.60%, 06/15/2045	291,000	324,113
Xcel Energy, Inc. 6.50%, 07/01/2036	48,000	62,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Xylem, Inc. 3.25%, 11/01/2026	$ 33,000	$ 33,228
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	80,000	82,554

		148,567,205

Virgin Islands, British - 0.0% (G)
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (A)	360,000	371,735

Total Corporate Debt Securities (Cost $194,253,601)		202,809,856

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (G)
Province of Ontario 1.65%, 09/27/2019	87,000	86,852

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	209,400
5.00%, 06/15/2045	200,000	220,700
7.38%, 09/18/2037	100,000	136,001

		566,101

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	873,057
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	895,304
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	890,488
Israel Government AID Bond, Principal Only STRIPS Series 2, Zero Coupon, 11/01/2024	3,300,000	2,941,206

		5,600,055

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,172,581
4.13%, 01/21/2026	200,000	209,500
4.35%, 01/15/2047	100,000	99,126
5.55%, 01/21/2045 (F)	119,000	138,635
4.75%, 03/08/2044, MTN	212,000	221,275
5.75%, 10/12/2110, MTN	70,000	76,476

		1,917,593

Panama - 0.0% (G)
Panama Government International Bond 4.50%, 04/16/2050	200,000	224,252

Peru - 0.0% (G)
Peru Government International Bond 5.63%, 11/18/2050	35,000	48,213

Supranational - 0.0% (G)
African Development Bank 8.80%, 09/01/2019	130,000	131,375

Total Foreign Government Obligations (Cost $8,268,528)		8,574,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.6%
Cayman Islands - 0.1%
BXMT, Ltd. Series 2017-FL1, Class D, 1-Month LIBOR + 2.70%, 5.09% (B), 06/15/2035 (A)	$ 580,000	$ 582,353
TPG Real Estate Finance Issuer, Ltd. Series 2018-FL1, Class B, 1-Month LIBOR + 1.30%, 3.69% (B), 02/15/2035 (A)	500,000	500,310

		1,082,663

United States - 3.5%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	302,207	297,361
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	283,306	286,457
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	592,291	494,467
Arroyo Mortgage Trust Series 2019-1, Class A1, 3.81% (B), 01/25/2049 (A)	703,570	719,391
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	102,790
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	146,383
Banc of America Funding Trust Series 2005-E, Class 4A1, 4.70% (B), 03/20/2035	18,190	18,381
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 4.84% (B), 11/25/2033	52,186	53,513
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	900,000	942,950
BCAP LLC Trust Series 2007-AA2, Class 2A12, 5.50%, 04/25/2037	1,475,219	1,122,635
Bear Stearns Alt-A Trust Series 2004-6, Class 1A, 1-Month LIBOR + 0.64%, 3.04% (B), 07/25/2034	95,052	95,070
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.68% (B), 07/25/2033	19,709	20,247
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 4.91% (B), 02/25/2036	164,453	168,366
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.51% (B), 06/11/2041 (A)	21,606	73
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 0.73% (B), 12/11/2049 (A)	21,600	236

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.79% (B), 02/25/2037	$ 31,800	$ 32,588
Series 2007-A1, Class 8A1,
4.68% (B), 02/25/2037	319,335	332,477
Series 2007-A2, Class 2A1,
4.50% (B), 07/25/2037	14,466	14,942
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	27,364	28,332
Series 2004-3, Class A4,
5.75%, 04/25/2034	21,891	22,613
Series 2004-HYB6, Class A3,
4.27% (B), 11/20/2034	301,451	308,655
Series 2005-15, Class A3,
5.75%, 08/25/2035	250,733	223,720
Series 2005-HYB3, Class 2A2A,
4.13% (B), 06/20/2035	580,395	591,863
Series 2006-HYB2, Class 2A1B,
4.21% (B), 04/20/2036	586,935	544,110
Series 2007-2, Class A16,
6.00%, 03/25/2037	628,851	530,041
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A5, 5.25%, 05/25/2034	53,373	55,687
Colt Funding LLC Series 2018-2, Class A1, 3.47% (B), 07/27/2048 (A)	646,446	648,853
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	535,216
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	159,804
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	798,533
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	466,864
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,565,000	1,676,624
Commercial Mortgage Trust Series 2006-GG7, Class AM, 5.83% (B), 07/10/2038	12,227	12,295
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2, 1-Month LIBOR + 2.30%, 4.70% (B), 08/25/2031 (A)	500,000	504,307
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	20,948	21,982
Series 2003-AR26, Class 2A1,
4.47% (B), 11/25/2033	280,678	282,965
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4, Class 2A4, 5.50%, 09/25/2034	56,531	61,080
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (A)	600,000	591,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Ellington Financial Mortgage Trust Series 2018-1, Class A1FX, 4.14% (B), 10/25/2058 (A)	$ 830,054	$ 844,044
FWD Securitization Trust Series 2019-INV1, Class M1, 3.77% (B), 07/25/2049 (A)	1,150,000	1,149,664
GS Mortgage Securities Corp. Trust Series 2012-ALOH, Class A, 3.55%, 04/10/2034 (A)	700,000	721,754
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.56% (B), 08/10/2044 (A)	103,000	101,363
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 2.75% (B), 09/25/2035 (A)	53,048	46,923
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
4.48% (B), 10/25/2033	17,406	17,817
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	41,961	43,454
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	10,903	11,168
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 08/25/2022 (A)	1,120,000	1,120,291
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,499,999
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1,
3.77% (B), 06/25/2048 (A)	570,684	580,989
Series 2018-2, Class A1,
3.99% (B), 11/25/2058 (A)	1,107,767	1,132,306
Series 2019-1, Class M1,
3.95% (B), 01/25/2059 (A)	500,000	507,520
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 3.10% (B), 03/25/2035	533,480	510,125
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 3.02% (B), 09/25/2034	211,929	212,370
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 2.94% (B), 05/25/2035	583,635	580,917
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 3.00% (B), 05/25/2035	27,322	27,474
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 4.88% (B), 05/25/2035	397,405	390,164
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 3.10% (B), 02/25/2036	786,414	761,668
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 4.65% (B), 05/25/2037 (A)	664,103	639,064

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 4.89% (B), 08/25/2033	$ 39,230	$ 40,591
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.75% (B), 05/25/2036	39,245	39,545
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.75% (B), 08/25/2036	7,791	7,796
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	1,035,000	1,098,141
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3, 1-Month LIBOR + 0.19%, 2.59% (B), 06/25/2037	239,503	239,494
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-LDP8, Class X, 0.29% (B), 05/15/2045	60,916	68
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.28% (B), 02/25/2034	10,203	10,301
Series 2006-A2, Class 5A3,
4.63% (B), 11/25/2033	19,571	20,251
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	192,000	208,067
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45% (B), 09/15/2039	489,486	337,931
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.84% (B), 04/21/2034	34,277	35,476
Series 2004-13, Class 3A7,
4.66% (B), 11/21/2034	16,498	17,126
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 4.29% (B), 11/21/2034	247,466	254,675
MASTR Alternative Loan Trust Series 2004-4, Class 1A1, 5.50%, 05/25/2034	33,705	36,121
MASTR Alternative Loan Trust, Principal Only STRIPS Series 2003-8, Class 15, Zero Coupon, 11/25/2018	1,713	1,690
MASTR Asset Securitization Trust Series 2003-11, Class 9A6, 5.25%, 12/25/2033	53,211	54,509
MASTR Seasoned Securitization Trust Series 2004-2, Class A2, 6.50% (B), 08/25/2032	64,475	67,284
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 3.02% (B), 10/25/2028	306,347	307,944

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 3.04% (B), 01/25/2029	$ 70,692	$ 70,871
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.86% (B), 04/25/2029	70,268	69,909
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.76% (B), 12/12/2049 (A)	33,345	2
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 02/15/2047	254,559	258,957
Morgan Stanley Capital I Trust
Series 2006-HQ8, Class D,
5.79% (B), 03/12/2044	260,164	263,520
Series 2007-T27, Class C,
6.14% (B), 06/11/2042 (A)	1,000,000	1,051,388
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.78% (B), 12/15/2043 (A)	101,449	5
Series 2007-HQ11, Class X,
0.41% (B), 02/12/2044 (A)	31,020	40
MortgageIT Trust Series 2005-5, Class A1, 1-Month LIBOR + 0.52%, 2.92% (B), 12/25/2035	199,255	197,303
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1,
3.99% (B), 11/25/2048 (A)	512,475	522,433
Series 2019-NQM1, Class A1,
3.67% (B), 01/25/2049 (A)	823,712	839,118
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 1-Month LIBOR + 0.28%, 2.68% (B), 12/25/2035	709,507	663,599
Opteum Mortgage Acceptance Corp. Trust Series 2006-1, Class 1AC1, 1-Month LIBOR + 0.30%, 2.70% (B), 04/25/2036	566,416	545,928
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85% (B), 05/25/2035	5,468	5,472
PRPM LLC Series 2019-1A, Class A1, 4.50% (B), 01/25/2024 (A)	845,662	855,687
RALI Trust
Series 2004-QA4, Class NB3,
5.20% (B), 09/25/2034	18,451	18,985
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.19%, 2.59% (B), 12/25/2036	102,086	99,562
RBS Commercial Funding, Inc. Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	163,326

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	$ 1,410,001	$ 1,461,253
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,849,999	1,888,132
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 3.14% (B), 04/20/2033	116,342	115,053
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 3.04% (B), 06/20/2033	31,176	31,644
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.98% (B), 12/20/2034	38,429	38,422
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 2.90% (B), 06/20/2034	134,856	130,635
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 3.08% (B), 09/20/2034	192,256	193,045
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 3.06% (B), 10/20/2034	135,758	133,687
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.58% (B), 07/20/2036	247,075	239,632
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 3.18% (B), 10/20/2027	53,025	52,075
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	865,732	875,698
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.57% (B), 02/25/2034	352,133	356,912
Series 2004-12, Class 9A,
4.49% (B), 09/25/2034	397,999	405,314
Series 2004-18, Class 4A1,
4.48% (B), 12/25/2034	162,641	163,882
Series 2004-4, Class 5A,
4.50% (B), 04/25/2034	5,862	6,147
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.05% (B), 10/19/2034	31,183	31,222
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.64% (B), 07/19/2035	114,285	113,126
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.53% (B), 12/25/2033	5,977	6,113
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 4.61% (B), 09/25/2033	302,082	307,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 3.04% (B), 09/25/2043	$ 67,342	$ 67,921
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 3.14% (B), 09/25/2044	81,480	81,411
Series 2004-4, Class 3A,
4.16% (B), 12/25/2044	112,246	114,652
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	174,000	178,542
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	107,515
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	295,246
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.47% (B), 05/10/2063 (A)	525,908	17,725
V.M. Jog Engineering, Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05% (B), 10/26/2048 (A)	868,837	889,248
Verus Securitization Trust Series 2018-2, Class A1, 3.68% (B), 06/01/2058 (A)	346,405	350,359
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	557,206
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	407,135
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class B, 6.38% (B), 05/15/2046	500,000	503,500
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.10% (B), 03/15/2045 (A)	432,932	3
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
4.49% (B), 10/25/2033	25,684	26,323
Series 2003-AR11, Class A6,
4.33% (B), 10/25/2033	50,530	52,196
Series 2003-AR5, Class A7,
4.70% (B), 06/25/2033	36,252	37,307
Series 2003-AR6, Class A1,
4.72% (B), 06/25/2033	47,861	49,264
Series 2003-AR7, Class A7,
4.22% (B), 08/25/2033	45,029	45,927
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	27,098	28,270

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 2.95% (B), 07/25/2044	$ 888,537	$ 910,653
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	6	6
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	77	77
Series 2005-AR10, Class 1A3,
4.10% (B), 09/25/2035	192,431	194,897
Series 2005-AR10, Class 1A4,
4.10% (B), 09/25/2035	956,846	969,983
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 3.29% (B), 12/25/2046	285,503	286,360
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80% (B), 03/18/2028 (A)	400,000	399,924
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.55% (B), 06/25/2033	48,953	50,382
Series 2003-M, Class A1,
4.90% (B), 12/25/2033	274,055	284,231
Series 2004-EE, Class 3A2,
4.84% (B), 12/25/2034	126,844	131,410
Series 2004-I, Class 1A1,
4.87% (B), 07/25/2034	116,810	121,707
Series 2004-P, Class 2A1,
4.70% (B), 09/25/2034	36,859	38,244
Series 2004-R, Class 2A1,
4.73% (B), 09/25/2034	16,032	16,614
Series 2005-AR14, Class A1,
4.65% (B), 08/25/2035	192,143	197,321
Series 2005-AR16, Class 6A3,
4.90% (B), 10/25/2035	140,615	143,928
Series 2005-AR3, Class 1A1,
7.53% (B), 03/25/2035	199,432	207,681
Series 2005-AR4, Class 2A2,
5.10% (B), 04/25/2035	109,877	111,743
Series 2005-AR8, Class 2A1,
4.99% (B), 06/25/2035	13,511	13,674
Series 2005-AR9, Class 2A1,
4.70% (B), 10/25/2033	16,483	16,876
Series 2005-AR9, Class 3A1,
5.03% (B), 06/25/2034	311,263	324,980
Series 2006-AR6, Class 7A1,
4.81% (B), 03/25/2036	234,734	240,757
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	100,000	103,040
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	204,360

		48,728,549

Total Mortgage-Backed Securities (Cost $48,621,055)		49,811,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% (G)
California - 0.0% (G)
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	$ 25,000	$ 33,569
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	80,000	120,252

		153,821

New York - 0.0% (G)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	203,420
5.65%, 11/01/2040	40,000	52,893

		256,313

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	114,000	128,164
4.80%, 06/01/2111	91,000	111,840

		240,004

Total Municipal Government Obligations (Cost $553,642)		650,138

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.9%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2028	902,669	911,230
1-Month LIBOR + 0.55%, 2.94% (B), 07/15/2042 - 03/15/2044	1,405,956	1,416,093
3.00%, 07/01/2033 - 06/01/2045	11,832,910	12,045,404
3.00%, 05/15/2040	910,345	928,394
3.00%, 02/15/2048	567,000	576,336
3.50%, 06/25/2028	5,415,435	5,634,536
3.50%, 01/01/2032 - 04/01/2048	14,748,409	15,251,071
4.00%, 12/01/2040 - 12/01/2047	2,762,070	2,896,359
4.50%, 05/01/2041 - 12/01/2048	1,312,028	1,389,174
12-Month LIBOR + 1.84%, 4.66% (B), 07/01/2040	64,133	67,379
1-Year CMT + 2.25%, 4.67% (B), 02/01/2036	30,734	32,350
1-Year CMT + 2.43%, 4.76% (B), 12/01/2031	27,414	28,987
5.00%, 02/01/2034	250,325	268,199
6.00%, 01/01/2024 - 01/01/2034	51,293	53,444
6.50%, 12/01/2027 - 11/01/2037	326,331	382,288
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.42% (B), 07/25/2023	27,691,106	319,954
2.20% (B), 05/25/2028	4,531,000	707,941
2.60%, 09/25/2020	43,599	43,608
2.62%, 01/25/2023	1,750,000	1,778,769
2.72%, 07/25/2026	840,000	857,014
2.74%, 09/25/2025	700,000	718,300
2.77%, 05/25/2025	750,000	768,490
2.81%, 09/25/2024	1,478,000	1,509,613
2.84%, 09/25/2022	534,000	543,179
3.12%, 06/25/2027	1,634,000	1,715,226

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
1-Month LIBOR + 0.70%, 3.13% (B), 09/25/2022	$ 174,361	$ 174,532
3.24%, 04/25/2027	602,000	637,023
3.30% (B), 11/25/2027	546,000	580,957
3.33%, 05/25/2027	322,000	341,349
3.34% (B), 04/25/2028	629,000	657,618
3.36%, 12/25/2027	1,360,000	1,447,824
3.39%, 03/25/2024	714,000	751,756
3.49%, 01/25/2024	1,000,000	1,055,247
3.69%, 01/25/2029	1,305,000	1,432,990
3.77%, 12/25/2028	760,000	838,582
3.78%, 08/25/2028	632,342	682,050
Federal Home Loan Mortgage Corp. REMIC
2.25%, 03/15/2042	2,348,844	2,323,610
2.50%, 05/15/2041	913,074	920,800
2.50%, 11/15/2043	2,872,965	2,893,655
1-Month LIBOR + 0.35%, 2.74% (B), 06/15/2043	962,826	957,621
1-Month LIBOR + 0.40%, 2.79% (B), 04/15/2039	292,705	294,153
1-Month LIBOR + 0.45%, 2.84% (B), 05/15/2039 - 08/15/2039	390,524	391,402
1-Month LIBOR + 0.40%, 2.89% (B), 07/15/2037	93,260	93,002
1-Month LIBOR + 0.45%, 2.93% (B), 11/15/2039	42,533	42,638
3.00%, 02/15/2026 - 01/15/2046	15,262,128	15,789,806
3.50%, 05/15/2021 - 02/15/2042	4,274,283	4,426,813
4.00%, 12/15/2024 - 12/15/2041	2,255,690	2,397,443
4.50%, 06/15/2025	480,636	503,003
5.00%, 12/15/2022 - 05/15/2041	464,681	519,138
5.30%, 01/15/2033	51,918	57,867
5.50%, 11/15/2023 - 07/15/2037	921,737	1,033,937
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	52,053	54,676
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	109,666	121,258
5.72% (B), 10/15/2038	30,087	32,747
5.75%, 06/15/2035 - 08/15/2035	1,083,043	1,242,014
5.85%, 09/15/2035	300,216	342,449
6.00%, 04/15/2036	93,177	107,181
6.50%, 02/15/2032	42,701	48,571
(4.44) * 1-Month LIBOR + 24.43%, 13.80% (B), 06/15/2035	59,403	72,284
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 3.98% (B), 10/15/2037	282,349	43,333
4.50%, 12/15/2024	1,279	27
5.00%, 10/15/2039	86,702	8,797
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 04/15/2020 - 01/15/2040	233,910	210,036
Federal Home Loan Mortgage Corp. STRIPS 2.50%, 05/15/2028	1,888,157	1,908,926

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 2.80% (B), 03/25/2043	$ 530,522	$ 527,708
3.90% (B), 08/25/2028	1,125,000	1,250,102
Federal National Mortgage Association
Zero Coupon, 10/09/2019 - 01/25/2047	9,334,621	9,617,042
2.00%, 12/01/2020	500,000	499,399
2.01%, 06/01/2020	2,000,000	1,993,129
2.22%, 12/01/2022	1,367,180	1,370,694
2.38%, 12/01/2022	912,618	919,663
2.39%, 06/01/2025	401,575	403,155
2.40%, 01/01/2023	877,372	884,873
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,017,519
2.49%, 05/25/2026	1,000,000	1,005,092
2.50%, 04/01/2023 - 11/01/2031	1,901,336	1,920,943
2.52%, 05/01/2023	1,000,000	1,013,406
2.53%, 10/01/2022 - 09/25/2024	2,259,103	2,287,087
2.57% (B), 12/25/2026	1,500,000	1,502,303
2.57%, 01/01/2023	1,897,519	1,924,322
2.59%, 10/01/2028	2,435,000	2,450,399
1-Month LIBOR + 0.22%, 2.62% (B), 03/25/2045	61,478	61,234
2.64%, 04/01/2023	902,288	917,278
2.67%, 07/01/2022	1,000,000	1,015,405
2.69%, 12/01/2028	2,010,000	2,038,895
2.70%, 07/01/2026	1,000,000	1,022,862
2.72%, 10/25/2024	1,000,000	1,021,839
2.75%, 03/01/2022	77,761	79,087
2.77%, 06/01/2023	735,716	751,386
2.81%, 06/01/2023 - 05/01/2027	1,963,464	2,015,555
2.86%, 05/01/2022	869,914	886,112
2.87%, 02/01/2032	650,000	658,268
2.90%, 06/25/2027	1,183,362	1,209,359
1-Month LIBOR + 0.50%, 2.90% (B), 08/25/2042	234,421	235,180
1-Month LIBOR + 0.48%, 2.91% (B), 09/01/2024	906,385	901,571
2.92%, 08/25/2021 - 12/01/2024	1,262,503	1,300,459
2.93%, 06/01/2030	800,000	823,013
2.94%, 02/01/2027 - 12/01/2028	4,246,559	4,400,752
2.98%, 07/01/2022 - 04/01/2023	2,384,961	2,443,687
3.00%, 06/01/2034 - 11/01/2046	8,358,902	8,529,163
3.02% (B), 08/25/2024	955,000	990,144
3.04%, 12/01/2024	1,000,000	1,041,233
3.05%, 01/01/2025 - 12/01/2029	6,676,000	6,975,854
3.06% (B), 05/25/2027 - 09/25/2027	2,430,000	2,530,387
3.06%, 08/01/2032	1,140,000	1,167,398
3.08%, 12/01/2024 - 12/01/2029	2,150,077	2,241,995
3.09%, 09/01/2029	2,385,000	2,501,818
3.09% (B), 04/25/2027	1,167,000	1,216,076
3.10%, 09/01/2025	989,003	1,036,562
3.10% (B), 07/25/2024	820,000	851,688
3.11%, 01/01/2022 - 12/01/2024	1,645,753	1,706,765
3.12%, 11/01/2026	974,103	1,022,405
3.13%, 06/01/2030	500,000	521,379
3.14%, 12/01/2026	917,465	963,588
3.14% (B), 03/25/2028	740,000	770,912
3.15%, 12/01/2024	2,358,572	2,468,187

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.18% (B), 06/25/2027	$ 1,001,000	$ 1,045,642
3.19% (B), 02/25/2030	529,000	550,124
3.20%, 06/01/2030	500,000	523,787
3.21%, 03/01/2029	4,000,000	4,245,981
3.23% (B), 04/25/2028	2,500,000	2,610,980
3.24%, 10/01/2026 - 01/01/2033	1,868,204	1,961,194
3.26%, 07/01/2022	1,264,641	1,302,554
3.28%, 08/01/2020	3,585,524	3,602,206
3.29%, 08/01/2026	4,000,000	4,243,171
3.30% (B), 04/25/2029	823,000	863,840
3.30%, 12/01/2026 - 12/01/2029	4,952,041	5,250,694
3.32%, 04/01/2029	3,000,000	3,187,421
3.34%, 02/01/2027 - 07/01/2030	4,625,726	4,913,438
3.35%, 08/01/2023	655,135	684,976
1-Month LIBOR + 0.93%, 3.37% (B), 11/25/2022	210,111	210,200
3.38%, 12/01/2023	1,464,157	1,537,458
3.45%, 01/01/2024 - 04/01/2029	3,077,920	3,283,901
3.50% (B), 01/25/2024 - 07/25/2028	2,774,341	2,943,351
3.50%, 08/01/2032 - 01/01/2048	28,536,508	29,581,552
3.51% (B), 12/25/2023	1,705,945	1,794,621
3.56%, 01/01/2021	437,083	445,339
3.58%, 01/01/2032	1,689,702	1,819,004
3.59%, 12/01/2020	1,267,743	1,284,903
3.61%, 05/01/2030	520,000	566,301
3.63%, 10/01/2029	465,806	503,939
3.66%, 10/01/2028	1,584,374	1,720,008
3.67%, 07/01/2023	925,000	979,280
3.73%, 07/01/2022	759,764	786,872
3.75% (B), 11/25/2028	1,980,000	2,157,136
3.76%, 11/01/2023	977,946	1,041,382
3.77%, 12/01/2025	992,276	1,071,308
3.82%, 05/01/2022	670,857	690,909
3.95%, 09/01/2021	99,449	103,302
4.00%, 01/01/2035 - 11/01/2048	17,091,854	17,953,258
4.02%, 11/01/2028	364,907	405,753
4.04%, 10/01/2020	400,000	405,830
4.25%, 04/01/2021	1,050,000	1,081,054
4.30%, 04/01/2021	408,658	420,463
4.33%, 04/01/2021	350,800	361,029
4.36%, 05/01/2021	924,808	954,217
4.48%, 12/01/2019 - 02/01/2021	697,952	709,397
4.50%, 05/01/2039 - 09/01/2040	661,976	710,778
1-Month LIBOR + 2.35%, 4.75% (B), 01/25/2031	700,000	706,219
5.00%, 06/01/2033 - 06/01/2048	2,324,186	2,486,501
5.50%, 03/01/2024 - 03/01/2035	303,494	329,392
6.00%, 08/01/2021 - 09/01/2037	630,572	698,327
7.00%, 11/01/2037 - 12/01/2037	25,535	28,373
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 2.69% (B), 07/25/2036	85,663	85,534
2.75%, 10/25/2047	168,403	152,755
1-Month LIBOR + 0.40%, 2.80% (B), 05/25/2027	117,388	117,965
1-Month LIBOR + 0.50%, 2.90% (B), 05/25/2035 - 10/25/2042	761,009	763,328

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
3.00%, 05/25/2026 - 01/25/2048	$ 8,299,694	$ 8,407,710
3.00%, 02/25/2041	853,187	865,830
1-Month LIBOR + 0.60%, 3.00% (B), 04/25/2040	21,917	22,066
1-Month LIBOR + 0.65%, 3.05% (B), 02/25/2024	50,155	50,466
1-Month LIBOR + 0.90%, 3.30% (B), 03/25/2038	131,178	134,344
3.50%, 04/25/2031 - 02/25/2058	1,443,406	1,519,252
3.50%, 01/25/2048	1,870,000	2,063,379
3.50%, 03/25/2048	2,312,429	2,581,474
1-Month LIBOR + 1.25%, 3.65% (B), 07/25/2023	90,310	91,847
4.00%, 05/25/2033	126,023	134,248
5.00%, 10/25/2025	74,668	78,069
5.25%, 05/25/2039	32,233	34,014
5.50%, 03/25/2023 - 07/25/2040	612,167	661,949
6.00%, 03/25/2029	18,215	20,143
6.50%, 01/25/2032 - 07/25/2036	82,873	95,505
7.00%, 11/25/2041	79,505	91,742
(3.50) * 1-Month LIBOR + 23.10%, 14.68% (B), 06/25/2035	44,320	51,345
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 4.13% (B), 01/25/2041	274,596	56,597
(1.00) * 1-Month LIBOR + 6.60%, 4.20% (B), 08/25/2035 - 06/25/2036	300,894	38,975
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (B), 03/25/2036	267,198	51,894
5.00%, 08/25/2019 (J)	19	0
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	1,285,301	1,097,817
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	27,842	25,823
05/15/2030, MTN	400,000	303,585
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	491,000	499,872
3.81% (B), 01/25/2048 (A)	2,300,000	2,362,882
3.81% (B), 01/25/2048 (A)	1,000,000	1,004,096
3.96% (B), 11/25/2047 (A)	1,000,000	1,016,896
3.97% (B), 07/25/2049 (A)	440,000	452,377
4.21% (B), 11/25/2047 (A)	455,000	473,968
1-Month LIBOR + 2.50%, 4.93% (B), 11/25/2024 (A)	769,469	771,382
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	1,227,984	1,218,211
2.50%, 04/16/2045 - 08/20/2046	6,691,890	6,265,437
1-Month LIBOR + 0.34%, 2.85% (B), 12/20/2062	504,744	502,873
1-Month LIBOR + 0.41%, 2.88% (B), 03/20/2063	313,044	312,502
1-Month LIBOR + 0.45%, 2.92% (B), 03/20/2060 - 02/20/2063	564,947	564,498
1-Month LIBOR + 0.47%, 2.94% (B), 03/20/2063 - 08/20/2065	1,859,140	1,858,428

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.48%, 2.95% (B), 04/20/2063 - 02/20/2065	$ 2,121,696	$ 2,121,301
1-Month LIBOR + 0.45%, 2.96% (B), 05/20/2062	5,684	5,684
1-Month LIBOR + 0.50%, 2.97% (B), 02/20/2061 - 06/20/2067	4,286,282	4,288,217
1-Month LIBOR + 0.52%, 2.98% (B), 10/20/2062	278,643	278,847
1-Month LIBOR + 0.52%, 2.99% (B), 09/20/2065	543,645	544,312
3.00%, 09/20/2047	341,000	333,986
1-Month LIBOR + 0.50%, 3.01% (B), 07/20/2064	894,365	894,771
1-Month LIBOR + 0.55%, 3.02% (B), 04/20/2062 - 07/20/2062	47,344	47,362
1-Month LIBOR + 0.56%, 3.03% (B), 03/20/2067	1,354,116	1,358,071
1-Month LIBOR + 0.58%, 3.05% (B), 05/20/2066	600,068	600,970
1-Month LIBOR + 0.60%, 3.07% (B), 04/20/2064 - 11/20/2065	2,192,040	2,201,759
1-Month LIBOR + 0.60%, 3.11% (B), 04/20/2064	677,963	680,025
1-Month LIBOR + 0.65%, 3.12% (B), 01/20/2064 - 03/20/2064	2,241,022	2,250,565
1-Month LIBOR + 0.65%, 3.16% (B), 05/20/2061	9,346	9,369
1-Month LIBOR + 0.69%, 3.16% (B), 02/20/2064	538,811	542,996
1-Month LIBOR + 0.70%, 3.17% (B), 09/20/2063	1,049,507	1,054,842
1-Month LIBOR + 1.00%, 3.47% (B), 12/20/2066	438,522	445,604
3.50%, 02/20/2048	5,207,601	5,546,013
4.00% (B), 11/16/2042	162,716	173,970
4.00%, 09/16/2025	500,000	524,540
4.25%, 12/20/2044	670,554	710,542
4.50%, 05/20/2048	7,730,439	8,102,541
4.61% (B), 10/20/2041	448,353	486,470
4.75% (B), 11/20/2042	416,956	456,589
5.00%, 04/20/2041	225,455	275,519
5.23% (B), 07/20/2060	92,865	95,323
5.50%, 01/16/2033 - 07/20/2037	610,720	684,011
5.85% (B), 12/20/2038	94,920	107,906
6.00%, 02/15/2024 - 09/20/2038	404,680	441,041
(3.50) * 1-Month LIBOR + 23.28%, 14.93% (B), 04/20/2037	42,199	62,893
Government National Mortgage Association, Interest Only STRIPS
1.62% (B), 06/20/2067 (I)	2,898,522	276,375
(1.00) * 1-Month LIBOR + 6.60%, 4.22% (B), 05/20/2041	92,699	14,744
7.50%, 04/20/2031	5,864	562
Government National Mortgage Association, Principal Only STRIPS 02/17/2033 - 01/20/2038	34,401	32,283

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 10/15/2020	$ 6,075,000	$ 5,958,946
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	332,426
4.63%, 09/15/2060	155,000	206,175
5.88%, 04/01/2036	874,000	1,205,387
Tennessee Valley Authority, Principal Only STRIPS Zero Coupon, 07/15/2028	1,000,000	793,704

Total U.S. Government Agency Obligations (Cost $372,278,253)		382,989,869

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury - 13.9%
U.S. Treasury Bond
2.25%, 08/15/2046	35,000	33,067
2.50%, 02/15/2045	2,800,000	2,789,391
2.75%, 08/15/2042 - 11/15/2047	2,809,100	2,942,492
2.88%, 05/15/2043	3,580,000	3,828,922
3.00%, 02/15/2048	11,270,000	12,346,373
3.13%, 02/15/2043 - 05/15/2048	3,384,000	3,787,093
3.38%, 05/15/2044	2,100,000	2,440,266
3.63%, 08/15/2043 - 02/15/2044	5,270,000	6,364,187
3.75%, 11/15/2043	2,973,000	3,659,809
3.88%, 08/15/2040	2,160,000	2,697,806
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,294,769
4.38%, 02/15/2038 - 05/15/2041	4,923,000	6,530,283
4.50%, 02/15/2036 (F)	11,289,000	14,894,865
4.50%, 05/15/2038 - 08/15/2039	6,000,000	8,092,813
4.75%, 02/15/2037	450,000	616,219
5.38%, 02/15/2031	29,000	38,947
8.75%, 08/15/2020	1,000,000	1,075,352
U.S. Treasury Bond, Principal Only STRIPS
05/15/2021 - 02/15/2034	67,623,000	58,143,228
08/15/2022 - 02/15/2035 (F)	2,280,000	2,114,300
U.S. Treasury Note
1.38%, 01/31/2021	245,000	243,277
1.63%, 08/15/2022 - 02/15/2026	2,684,400	2,671,865
1.75%, 11/30/2021 - 05/15/2023	6,759,000	6,762,072
2.00%, 01/31/2020 (K)	4,675,000	4,673,539
2.00%, 02/28/2021 - 11/15/2026	6,506,000	6,559,373
2.13%, 08/15/2021 - 05/15/2025	9,105,000	9,214,512
2.25%, 11/15/2024 - 02/15/2027	830,000	850,157
2.50%, 08/15/2023 - 05/15/2024	1,511,000	1,557,084
2.63%, 05/15/2021	289,700	294,170
2.75%, 05/31/2023 - 02/15/2024	2,209,000	2,304,556
2.88%, 04/30/2025 - 05/15/2028	14,963,000	15,948,194
3.13%, 05/15/2021	3,350,000	3,432,441
3.63%, 02/15/2021	1,750,000	1,800,313

		191,001,735

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	59,482	71,550
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,192,803	1,185,305
1.38%, 01/15/2020	89,765	89,569

		1,346,424

Total U.S. Government Obligations (Cost $182,457,813)		192,348,159

	Shares	Value
COMMON STOCKS - 21.2%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.	48,126	$ 953,127
BHP Group, Ltd.	36,491	1,054,458
Commonwealth Bank of Australia (F)	2,837	164,874
CSL, Ltd.	2,777	419,162
Dexus, REIT	48,308	440,212
Goodman Group, REIT	44,626	470,885
Macquarie Group, Ltd.	683	60,125
National Australia Bank, Ltd.	4,195	78,693
Westpac Banking Corp.	8,247	164,199

		3,805,735

Austria - 0.0% (G)
Erste Group Bank AG (L)	14,580	541,136

Belgium - 0.1%
Anheuser-Busch InBev SA	11,693	1,034,969

Bermuda - 0.0% (G)
Everest Re Group, Ltd.	591	146,083
RenaissanceRe Holdings, Ltd.	475	84,555
Third Point Reinsurance, Ltd. (L)	5,100	52,632

		283,270

Brazil - 0.1%
Ambev SA (L)	47,206	219,929
Atacadao SA (L)	9,612	55,070
B3 SA - Brasil Bolsa Balcao	17,112	166,933
Cielo SA	20,100	35,175
CVC Brasil Operadora e Agencia de Viagens SA	3,642	47,233
Equatorial Energia SA	4,633	110,759
Kroton Educacional SA	38,429	109,784
Lojas Renner SA	13,635	167,451
Raia Drogasil SA (L)	6,238	123,625
TIM Participacoes SA, ADR (L)	5,755	86,152
Vale SA, ADR	22,409	301,177

		1,423,288

Canada - 0.1%
Lululemon Athletica, Inc. (L)	2,160	389,254
Magna International, Inc.	4,103	203,919
Mercer International, Inc.	575	8,895

		602,068

Chile - 0.0% (G)
Cencosud SA	17,714	34,768
Cia Cervecerias Unidas SA, ADR	1,442	40,737

		75,505

China - 0.8%
3SBio, Inc. (A)	36,000	61,846
51job, Inc., ADR (L)	917	69,233
AAC Technologies Holdings, Inc.	4,500	25,548
Alibaba Group Holding, Ltd., ADR (L)	9,315	1,578,427
ANTA Sports Products, Ltd.	15,000	103,019
Baidu, Inc., ADR (L)	1,481	173,810
Bank of China, Ltd., H Shares	630,000	266,139
Baoshan Iron & Steel Co., Ltd., A Shares	57,500	54,417
BOE Technology Group Co., Ltd., A Shares	170,200	85,245
CGN Power Co., Ltd., H Shares (A)	266,000	73,211
China Conch Venture Holdings, Ltd.	17,500	61,830
China Construction Bank Corp., H Shares	708,000	609,962
China Life Insurance Co., Ltd., H Shares	78,000	192,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
China Longyuan Power Group Corp., Ltd., H Shares	123,000	$ 78,885
China Merchants Bank Co., Ltd., H Shares	45,000	224,375
China Oilfield Services, Ltd., H Shares	68,000	67,289
China Pacific Insurance Group Co., Ltd., H Shares	36,200	141,571
China Petroleum & Chemical Corp., H Shares	272,000	184,892
China Railway Group, Ltd., H Shares	70,000	53,228
China Shenhua Energy Co., Ltd., H Shares	55,500	116,233
China Vanke Co., Ltd., H Shares	34,800	130,527
Chongqing Rural Commercial Bank Co., Ltd., H Shares	86,000	46,789
CNOOC, Ltd.	39,000	66,700
Country Garden Holdings Co., Ltd.	107,000	162,725
Country Garden Services Holdings Co., Ltd.	48,000	110,972
CSPC Pharmaceutical Group, Ltd.	44,000	70,970
Ctrip.com International, Ltd., ADR (L)	3,355	123,833
ENN Energy Holdings, Ltd.	10,300	100,209
Focus Media Information Technology Co., Ltd., A Shares (L)	28,600	22,028
Fosun International, Ltd.	33,000	43,850
Geely Automobile Holdings, Ltd.	73,000	124,849
Greentown Service Group Co., Ltd. (F)	72,000	58,159
Han’s Laser Technology Industry Group Co., Ltd., A Shares	7,300	36,541
Hangzhou Robam Appliances Co., Ltd., A Shares	15,400	60,853
Industrial & Commercial Bank of China, Ltd., H Shares	525,000	383,079
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	8,900	43,293
JD.com, Inc., ADR (L)	5,194	157,326
Jiangsu Hengrui Medicine Co., Ltd., A Shares	8,500	81,680
Jointown Pharmaceutical Group Co., Ltd., A Shares	26,000	46,789
Kingdee International Software Group Co., Ltd. (F)	81,000	87,619
Kweichow Moutai Co., Ltd., A Shares	600	85,960
KWG Group Holdings, Ltd. (L)	53,000	53,803
Longfor Group Holdings, Ltd.	19,000	71,630
Luxshare Precision Industry Co., Ltd., A Shares	25,400	91,677
Midea Group Co., Ltd., A Shares	12,500	94,383
NetEase, Inc., ADR	633	161,902
PetroChina Co., Ltd., H Shares	138,000	76,140
PICC Property & Casualty Co., Ltd., H Shares	104,000	112,232
Ping An Bank Co., Ltd., A Shares	53,400	107,137
Ping An Insurance Group Co. of China, Ltd., H Shares	43,500	522,332
Postal Savings Bank of China Co., Ltd., H Shares (A)	186,000	110,480
SAIC Motor Corp., Ltd., A Shares	21,100	78,338
Shenzhou International Group Holdings, Ltd.	9,800	134,736
Sinopharm Group Co., Ltd., H Shares	29,600	104,203
Sunny Optical Technology Group Co., Ltd.	11,400	117,769
Suofeiya Home Collection Co., Ltd., A Shares	24,000	64,854
Tencent Holdings, Ltd.	37,300	1,683,626
Weichai Power Co., Ltd., H Shares	44,000	74,350
Wuxi Biologics Cayman, Inc. (A) (L)	13,000	116,741

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Yum China Holdings, Inc.	4,361	$ 201,478

		10,243,834

Colombia - 0.0% (G)
Ecopetrol SA, ADR	1,955	35,757

Czech Republic - 0.0% (G)
Komercni banka as	2,046	81,526
Moneta Money Bank AS (A)	17,537	60,075

		141,601

Denmark - 0.1%
Chr Hansen Holding A/S	3,232	303,498
Novo Nordisk A/S, Class B	22,619	1,152,633

		1,456,131

Finland - 0.1%
Cargotec OYJ, B Shares	6,956	264,025
Nokia OYJ	33,299	165,316
Outokumpu OYJ (F)	85,238	290,772
Wartsila OYJ Abp	37,788	548,066

		1,268,179

France - 0.8%
Air Liquide SA	8,641	1,209,050
Airbus SE	5,845	828,667
Alstom SA	12,089	560,853
AXA SA	9,915	260,437
BNP Paribas SA	17,405	826,581
Capgemini SE	3,909	486,053
Natixis SA	85,170	342,741
Orange SA	27,628	435,580
Pernod Ricard SA (F)	5,159	950,634
Renault SA	9,911	623,107
Sanofi	12,483	1,077,499
Schneider Electric SE	10,211	926,088
Sodexo SA	3,214	375,697
Thales SA	3,727	460,456
TOTAL SA	23,755	1,331,007
Unibail-Rodamco-Westfield, REIT	1,437	215,281
Vinci SA	1,808	185,152

		11,094,883

Germany - 0.5%
adidas AG	1,369	422,641
Allianz SE	711	171,397
BASF SE	2,240	162,811
Bayer AG	5,948	412,166
Brenntag AG	10,108	497,797
Daimler AG	13,826	769,177
Deutsche Bank AG	11,221	86,509
Deutsche Boerse AG	3,292	465,671
Deutsche Post AG	16,848	553,662
Deutsche Telekom AG	42,085	727,968
Infineon Technologies AG	22,869	404,367
RWE AG	17,545	432,326
SAP SE	10,795	1,482,329
Siemens AG	2,021	240,379

		6,829,200

Greece - 0.0% (G)
OPAP SA	3,067	34,352

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.3%
AIA Group, Ltd.	111,200	$ 1,199,304
China Everbright International, Ltd.	93,000	85,837
China Mobile, Ltd.	28,000	255,028
China Overseas Land & Investment, Ltd.	48,000	176,965
China Resources Land, Ltd.	12,000	52,844
China State Construction International Holdings, Ltd.	30,000	30,800
China Unicom Hong Kong, Ltd.	110,000	120,678
CK Asset Holdings, Ltd.	42,000	328,776
CK Hutchison Holdings, Ltd.	43,500	428,780
Far East Horizon, Ltd.	55,000	56,255
Haier Electronics Group Co., Ltd.	17,000	47,006
Hong Kong Exchanges & Clearing, Ltd.	23,400	826,161
Techtronic Industries Co., Ltd.	4,500	34,448

		3,642,882

Hungary - 0.0% (G)
OTP Bank Nyrt	3,400	135,230
Richter Gedeon Nyrt	2,028	37,368

		172,598

India - 0.0% (G)
HDFC Bank, Ltd., ADR	647	84,136
ICICI Bank, Ltd., ADR	5,477	68,955
Infosys, Ltd., ADR	6,154	65,848

		218,939

Indonesia - 0.1%
Astra International Tbk PT	194,400	102,515
Bank Central Asia Tbk PT	102,100	216,631
Bank Rakyat Indonesia Persero Tbk PT	581,900	179,585
Hanjaya Mandala Sampoerna Tbk PT	275,500	61,233
Telekomunikasi Indonesia Persero Tbk PT	577,800	169,322
Unilever Indonesia Tbk PT	19,600	62,431
United Tractors Tbk PT	5,300	10,579

		802,296

Ireland - 0.2%
Accenture PLC, Class A	2,350	434,209
CRH PLC	4,348	141,846
Jazz Pharmaceuticals PLC (L)	2,121	302,370
Medtronic PLC	10,556	1,028,049
Ryanair Holdings PLC, ADR (L)	6,648	426,403
STERIS PLC (L)	1,000	148,880

		2,481,757

Israel - 0.0% (G)
SolarEdge Technologies, Inc. (L)	500	31,230
Teva Pharmaceutical Industries, Ltd., ADR (L)	10,879	100,413

		131,643

Italy - 0.2%
Assicurazioni Generali SpA	19,946	375,591
Enel SpA	166,252	1,160,737
FinecoBank Banca Fineco SpA	34,665	386,686
UniCredit SpA	4,195	51,642

		1,974,656

Japan - 1.4%
Asahi Group Holdings, Ltd. (F)	5,500	247,159
Bridgestone Corp. (F)	16,000	629,523
Central Japan Railway Co.	2,300	460,363

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daicel Corp.	47,100	$ 418,511
Daikin Industries, Ltd.	6,300	821,866
DMG Mori Co., Ltd. (F)	33,800	540,787
Electric Power Development Co., Ltd., Class C	5,600	127,151
Hitachi, Ltd.	8,500	311,334
Honda Motor Co., Ltd. (F)	28,700	741,358
Japan Airlines Co., Ltd.	9,500	303,376
Japan Tobacco, Inc. (F)	19,600	432,576
Kao Corp. (F)	10,100	769,104
Keyence Corp.	300	184,010
Mabuchi Motor Co., Ltd.	15,500	529,773
Marui Group Co., Ltd.	22,700	461,938
Mitsubishi Corp.	20,700	545,267
Mitsubishi UFJ Financial Group, Inc.	149,300	709,007
Mitsui Fudosan Co., Ltd.	20,900	506,435
NGK Spark Plug Co., Ltd.	18,900	354,457
Nintendo Co., Ltd.	2,500	915,689
Nippon Telegraph & Telephone Corp.	16,900	786,415
Nomura Research Institute, Ltd.	18,300	293,133
Olympus Corp.	10,100	112,040
Otsuka Corp.	11,600	466,410
Otsuka Holdings Co., Ltd. (F)	16,600	541,350
Panasonic Corp.	45,900	382,135
Persol Holdings Co., Ltd.	14,400	338,046
Renesas Electronics Corp. (L)	47,200	234,216
Ryohin Keikaku Co., Ltd.	1,400	252,692
Seven & i Holdings Co., Ltd.	19,200	649,646
Sony Corp.	7,300	382,418
Sumitomo Electric Industries, Ltd.	19,200	251,898
Sumitomo Mitsui Financial Group, Inc.	19,500	688,374
T&D Holdings, Inc.	43,600	472,942
Tokio Marine Holdings, Inc.	13,600	681,041
Tokyo Gas Co., Ltd.	7,400	174,164
Tokyu Corp.	37,800	669,998
Toray Industries, Inc.	50,500	383,709
Toyota Motor Corp.	21,700	1,346,098
West Japan Railway Co.	3,900	315,285
Yamato Holdings Co., Ltd.	7,300	148,349

		19,580,043

Luxembourg - 0.0% (G)
ArcelorMittal	19,332	345,915

Malaysia - 0.0% (G)
CIMB Group Holdings Bhd.	48,900	63,662
IHH Healthcare Bhd., Class A	38,100	53,474
Petronas Chemicals Group Bhd.	50,200	102,040
Public Bank Bhd.	28,200	156,951
Tenaga Nasional Bhd.	27,400	91,764

		467,891

Mexico - 0.1%
Alfa SAB de CV, Class A	54,476	53,415
America Movil SAB de CV, Series L	278,209	202,782
Banco Santander SA, B Shares	45,401	69,661
Cemex SAB de CV, ADR	7,844	33,259
Fomento Economico Mexicano SAB de CV, ADR	2,024	195,822
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	8,348	86,934

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,460	$ 88,606
Grupo Financiero Banorte SAB de CV, Class O	27,636	160,514
Grupo Mexico SAB de CV, Series B	48,892	130,217
Wal-Mart de Mexico SAB de CV	55,323	151,006

		1,172,216

Netherlands - 0.3%
Akzo Nobel NV	6,446	605,730
ASML Holding NV	4,351	909,058
Heineken NV	2,493	278,206
ING Groep NV	49,574	574,755
Koninklijke Philips NV	5,749	249,623
NXP Semiconductors NV	3,380	329,922
Royal Dutch Shell PLC, Class A	22,289	728,169
Royal Dutch Shell PLC, Class B	30,273	992,270

		4,667,733

Peru - 0.0% (G)
Credicorp, Ltd.	777	177,863

Philippines - 0.0% (G)
Ayala Corp.	3,250	56,709
Ayala Land, Inc.	73,500	72,876
International Container Terminal Services, Inc.	18,680	53,377

		182,962

Poland - 0.0% (G)
Bank Polska Kasa Opieki SA	2,201	65,906
CCC SA	1,162	52,472
CD Projekt SA	1,515	87,362
Dino Polska SA (A) (L)	2,900	101,673
Polski Koncern Naftowy Orlen SA	2,753	66,347

		373,760

Puerto Rico - 0.0% (G)
EVERTEC, Inc.	2,550	83,385
First BanCorp	8,500	93,840
OFG Bancorp	3,400	80,818

		258,043

Qatar - 0.0% (G)
Qatar National Bank QPSC	12,930	67,598

Republic of Korea - 0.3%
BGF retail Co., Ltd.	396	72,365
CJ Logistics Corp. (L)	430	50,089
Daelim Industrial Co., Ltd.	688	68,523
Hana Financial Group, Inc.	4,143	134,195
HDC Hyundai Development Co-Engineering & Construction, E Shares	707	26,635
Hyundai Glovis Co., Ltd.	399	55,635
Hyundai Heavy Industries Holdings Co., Ltd.	174	48,825
Hyundai Mobis Co., Ltd. (L)	737	150,317
Hyundai Motor Co.	1,849	224,189
Industrial Bank of Korea	5,712	69,505
KB Financial Group, Inc.	4,626	183,694
Kia Motors Corp.	2,882	109,824
Korea Electric Power Corp. (L)	2,080	46,026
KT&G Corp.	1,548	132,056
LG Chem, Ltd.	413	126,799
Lotte Chemical Corp.	429	93,814
Mando Corp.	1,851	47,291

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
NAVER Corp.	1,621	$ 160,043
NCSoft Corp.	345	142,524
POSCO	812	171,943
S-Oil Corp.	1,299	94,164
Samsung Electronics Co., Ltd.	36,051	1,467,455
Samsung Fire & Marine Insurance Co., Ltd.	410	95,163
Samsung SDI Co., Ltd.	803	164,474
Shinhan Financial Group Co., Ltd.	4,754	184,865
SK Holdings Co., Ltd.	459	92,225
SK Hynix, Inc.	2,665	160,410
SK Innovation Co., Ltd.	367	50,537
Woori Financial Group, Inc.	5,113	62,216

		4,485,801

Republic of South Africa - 0.2%
Absa Group, Ltd.	10,696	133,653
AngloGold Ashanti, Ltd., ADR	4,555	81,125
Bid Corp., Ltd.	6,260	136,440
Capitec Bank Holdings, Ltd.	1,264	116,550
Clicks Group, Ltd. (F)	6,405	93,353
FirstRand, Ltd.	32,943	160,330
Growthpoint Properties, Ltd., REIT	47,055	81,114
Mr Price Group, Ltd.	7,394	104,209
MTN Group, Ltd. (F)	5,173	39,206
Naspers, Ltd., N Shares	2,642	641,418
Pick n Pay Stores, Ltd.	12,693	62,181
Sanlam, Ltd.	19,641	108,991
Sappi, Ltd.	9,748	37,988
Sasol, Ltd. (F)	2,730	67,879
Shoprite Holdings, Ltd.	4,186	46,856
SPAR Group, Ltd.	5,761	76,417
Vodacom Group, Ltd.	13,471	114,453

		2,102,163

Russian Federation - 0.1%
Alrosa PJSC (C) (L)	68,018	92,546
Gazprom PJSC, ADR	14,786	108,234
Lukoil PJSC, ADR	3,906	328,182
Magnitogorsk Iron & Steel Works (C) (L)	81,923	58,278
MMC Norilsk Nickel PJSC, ADR (F)	3,822	86,071
Mobile TeleSystems PJSC, ADR	7,596	70,719
Moscow Exchange PJSC (C) (L)	58,149	82,898
Novatek PJSC, GDR	163	34,556
Rosneft Oil Co. PJSC, GDR	6,490	42,509
Sberbank of Russia PJSC, ADR (F)	23,258	355,382
Severstal PJSC, GDR	5,543	93,400
Tatneft PJSC, ADR (F)	1,127	82,665
X5 Retail Group NV, GDR	2,661	91,246

		1,526,686

Saudi Arabia - 0.0% (G)
Alinma Bank	7,330	47,643
Almarai Co. JSC	4,736	66,644
Bupa Arabia for Cooperative Insurance Co.	1,330	34,151
Mouwasat Medical Services Co.	2,126	50,963
National Commercial Bank	5,485	81,024
Saudi Telecom Co.	1,147	31,869

		312,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore - 0.1%
DBS Group Holdings, Ltd.	38,200	$ 732,943
Kulicke & Soffa Industries, Inc.	4,050	91,328
United Overseas Bank, Ltd.	3,500	67,594

		891,865

Spain - 0.2%
Banco Santander SA	82,000	380,475
Bankia SA	133,708	315,938
Iberdrola SA	100,234	999,114
Industria de Diseno Textil SA	27,130	815,970
Telefonica SA	20,181	165,706

		2,677,203

Sweden - 0.1%
Lundin Petroleum AB (F)	17,249	534,774
Spotify Technology SA (L)	2,510	367,012
Svenska Handelsbanken AB, A Shares	58,904	582,814

		1,484,600

Switzerland - 0.6%
Cie Financiere Richemont SA	10,068	854,367
Credit Suisse Group AG (L)	28,921	346,774
LafargeHolcim, Ltd. (L)	13,402	654,449
Nestle SA	23,876	2,471,736
Novartis AG	15,404	1,407,536
Roche Holding AG	6,185	1,740,125
Swiss Re AG	6,415	652,146
Zurich Insurance Group AG	584	203,341

		8,330,474

Taiwan - 0.3%
Advantech Co., Ltd.	9,000	76,498
Asustek Computer, Inc.	10,000	71,798
Catcher Technology Co., Ltd.	16,000	114,619
Chailease Holding Co., Ltd.	27,000	111,705
China Life Insurance Co., Ltd.	102,000	81,608
CTBC Financial Holding Co., Ltd.	240,000	164,974
Delta Electronics, Inc.	31,000	157,198
E.Sun Financial Holding Co., Ltd.	178,000	149,004
Far EasTone Telecommunications Co., Ltd.	24,000	60,503
Formosa Chemicals & Fibre Corp.	27,000	89,538
Formosa Plastics Corp.	52,000	191,696
Fubon Financial Holding Co., Ltd.	88,000	129,905
Globalwafers Co., Ltd.	5,000	50,629
Hon Hai Precision Industry Co., Ltd.	21,000	52,332
Inventec Corp.	104,000	82,706
Largan Precision Co., Ltd.	1,000	124,117
MediaTek, Inc.	7,000	70,767
Quanta Computer, Inc.	51,000	99,177
Taiwan Mobile Co., Ltd.	28,000	110,433
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	31,676	1,240,749
Uni-President Enterprises Corp.	39,000	103,843
Vanguard International Semiconductor Corp.	40,000	83,968
Yuanta Financial Holding Co., Ltd.	149,000	89,469

		3,507,236

Thailand - 0.1%
Fabrinet (L)	1,450	72,022
Kasikornbank PCL	23,900	147,682
Minor International PCL	74,400	99,467

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Exploration & Production PCL	29,100	$ 128,100
PTT PCL	122,100	194,094
Siam Cement PCL	10,300	158,526
Thai Oil PCL	41,800	90,640

		890,531

Turkey - 0.0% (G)
BIM Birlesik Magazalar AS	1,926	26,493
Ford Otomotiv Sanayi AS	3,612	38,986
KOC Holding AS	16,317	49,426
Tofas Turk Otomobil Fabrikasi AS	12,326	41,083
Turkcell Iletisim Hizmetleri AS	19,929	44,053

		200,041

United Arab Emirates - 0.0% (G)
DP World PLC	2,746	43,661

United Kingdom - 1.1%
3i Group PLC	53,504	756,594
AstraZeneca PLC	4,203	343,634
Aviva PLC	79,328	419,593
Avon Products, Inc. (L)	5,325	20,661
Barratt Developments PLC	44,272	321,934
BP PLC	164,003	1,142,599
British American Tobacco PLC	26,688	931,702
Burberry Group PLC	19,795	468,082
Cardtronics PLC, Class A (L)	525	14,343
Delphi Technologies PLC	1,175	23,500
Diageo PLC	2,844	122,221
Dixons Carphone PLC	134,433	186,856
Ensco Rowan PLC, Class A (F)	945	8,061
Ferguson PLC (L)	9,482	674,333
GlaxoSmithKline PLC	46,089	922,795
HSBC Holdings PLC	90,496	754,945
IHS Markit, Ltd. (L)	4,960	316,051
InterContinental Hotels Group PLC	13,694	899,446
ITV PLC	251,434	344,853
Janus Henderson Group PLC	1,865	39,911
Linde PLC	1,715	344,372
LivaNova PLC (L)	500	35,980
Lloyds Banking Group PLC	441,206	317,079
Mondi, Ltd.	1,382	31,100
nVent Electric PLC	1,950	48,341
Prudential PLC	50,200	1,093,975
Rio Tinto PLC	3,840	238,003
Rio Tinto, Ltd.	9,823	715,554
SSE PLC	29,849	425,313
Standard Chartered PLC	73,623	667,759
Taylor Wimpey PLC	159,526	319,586
Unilever NV, CVA	16,711	1,017,751
Vodafone Group PLC	407,439	669,136
Whitbread PLC	4,131	242,845

		14,878,908

United States - 12.6%
8x8, Inc. (L)	1,225	29,523
Aaron’s, Inc.	775	47,593
AbbVie, Inc.	1,819	132,278
Abercrombie & Fitch Co., Class A	3,025	48,521
ABM Industries, Inc.	1,025	41,000
Acadia Healthcare Co., Inc. (F) (L)	6,167	215,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ACI Worldwide, Inc. (L)	1,450	$ 49,793
Acorda Therapeutics, Inc. (L)	1,575	12,080
Actuant Corp., Class A	675	16,747
Acuity Brands, Inc.	451	62,197
Adient PLC	925	22,450
ADTRAN, Inc.	2,650	40,413
Advance Auto Parts, Inc.	1,856	286,084
Advanced Energy Industries, Inc. (L)	500	28,135
Advanced Micro Devices, Inc. (L)	11,260	341,966
AdvanSix, Inc. (L)	900	21,987
AECOM (L)	3,425	129,636
Aegion Corp. (L)	300	5,520
Aerojet Rocketdyne Holdings, Inc. (L)	700	31,339
AGCO Corp.	1,900	147,383
Agilent Technologies, Inc.	1,434	107,077
Agree Realty Corp., REIT	625	40,031
AK Steel Holding Corp. (F) (L)	3,700	8,769
Akorn, Inc. (L)	12,875	66,306
Alarm.com Holdings, Inc. (L)	400	21,400
Albany International Corp., Class A	325	26,946
Alexander & Baldwin, Inc.	875	20,213
Alexion Pharmaceuticals, Inc. (L)	2,714	355,480
Alleghany Corp. (L)	200	136,222
Allegheny Technologies, Inc. (L)	1,475	37,170
Allegiant Travel Co.	150	21,525
Allergan PLC	1,838	307,736
ALLETE, Inc.	1,350	112,333
Allscripts Healthcare Solutions, Inc. (L)	2,225	25,877
Allstate Corp.	3,030	308,121
Alphabet, Inc., Class A (L)	1,642	1,777,958
Alphabet, Inc., Class C (L)	3,285	3,550,789
Altice, Inc., Class A (L)	7,006	170,596
Altria Group, Inc.	6,147	291,060
Amazon.com, Inc. (L)	3,310	6,267,915
AMC Networks, Inc., Class A (L)	950	51,765
Amedisys, Inc. (L)	350	42,493
American Assets Trust, Inc., REIT	1,725	81,282
American Axle & Manufacturing Holdings, Inc. (L)	1,625	20,735
American Campus Communities, Inc., REIT	2,375	109,630
American Eagle Outfitters, Inc.	3,275	55,347
American Electric Power Co., Inc.	6,271	551,911
American Equity Investment Life Holding Co.	1,025	27,839
American Express Co.	3,763	464,505
American Financial Group, Inc.	1,600	163,952
American International Group, Inc.	7,803	415,744
American Public Education, Inc. (L)	925	27,362
American States Water Co.	25	1,881
Ameriprise Financial, Inc.	1,481	214,982
Ameris Bancorp	375	14,696
AMETEK, Inc.	2,330	211,657
Amgen, Inc.	798	147,055
AMN Healthcare Services, Inc. (L)	550	29,838
Amphenol Corp., Class A	3,114	298,757
Analog Devices, Inc.	9,654	1,089,647
Anixter International, Inc. (L)	350	20,899
Anthem, Inc.	3,097	874,004
Apergy Corp. (L)	925	31,025
Apogee Enterprises, Inc.	325	14,118

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Apple, Inc.	29,263	$ 5,791,733
Applied Industrial Technologies, Inc.	450	27,689
Applied Materials, Inc.	6,430	288,771
AptarGroup, Inc.	200	24,868
ArcBest Corp.	1,750	49,192
Archrock, Inc.	1,575	16,695
Arista Networks, Inc. (L)	979	254,168
Armada Hoffler Properties, Inc., REIT	5,800	95,990
ARMOUR Residential, Inc., REIT (F)	750	13,980
Arrow Electronics, Inc. (L)	1,750	124,722
Arthur J. Gallagher & Co.	1,843	161,428
ASGN, Inc. (L)	575	34,845
Ashland Global Holdings, Inc.	750	59,977
Assertio Therapeutics, Inc. (L)	5,075	17,509
Associated Banc-Corp.	4,125	87,202
ATN International, Inc.	125	7,216
Autodesk, Inc. (L)	1,220	198,738
Automatic Data Processing, Inc.	7,956	1,315,365
AutoNation, Inc. (L)	750	31,455
AutoZone, Inc. (L)	729	801,514
AvalonBay Communities, Inc., REIT	2,452	498,197
Avanos Medical, Inc. (L)	550	23,986
Avery Dennison Corp.	4,712	545,084
Avis Budget Group, Inc. (L)	825	29,007
Avista Corp.	250	11,150
Avnet, Inc.	2,275	102,989
Axcelis Technologies, Inc. (L)	3,350	50,417
Axon Enterprise, Inc. (L)	675	43,342
Ball Corp.	6,610	462,634
BancorpSouth Bank	1,225	35,574
Bank of America Corp.	57,156	1,657,524
Bank of New York Mellon Corp.	2,460	108,609
Bank OZK	1,450	43,630
Banner Corp.	1,650	89,347
Barnes Group, Inc.	575	32,396
Baxter International, Inc.	1,517	124,242
Becton Dickinson and Co.	711	179,179
Bel Fuse, Inc., Class B	850	14,595
Belden, Inc.	450	26,807
Benchmark Electronics, Inc.	550	13,816
Berkshire Hathaway, Inc., Class B (L)	8,582	1,829,425
Best Buy Co., Inc.	6,172	430,374
Big Lots, Inc.	650	18,597
Bio-Rad Laboratories, Inc., Class A (L)	250	78,147
Bio-Techne Corp.	450	93,820
Biogen, Inc. (L)	1,691	395,474
BioTelemetry, Inc. (L)	850	40,928
Black Hills Corp.	800	62,536
BlackRock, Inc.	653	306,453
Blucora, Inc. (L)	1,425	43,277
Boeing Co.	2,298	836,495
Boise Cascade Co.	2,125	59,734
Booking Holdings, Inc. (L)	97	181,847
Booz Allen Hamilton Holding Corp.	2,390	158,242
BorgWarner, Inc.	5,242	220,059
Boston Private Financial Holdings, Inc.	875	10,561
Boston Properties, Inc., REIT	920	118,680
Boston Scientific Corp. (L)	23,433	1,007,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bottomline Technologies de, Inc. (L)	400	$ 17,696
Boyd Gaming Corp.	1,000	26,940
Brighthouse Financial, Inc. (L)	650	23,849
Brink’s Co.	575	46,678
Brinker International, Inc.	450	17,708
Bristol-Myers Squibb Co.	5,178	234,822
Brixmor Property Group, Inc., REIT	6,050	108,174
Brookline Bancorp, Inc.	825	12,689
Brown & Brown, Inc.	1,975	66,162
Brunswick Corp.	1,025	47,037
C&J Energy Services, Inc. (L)	750	8,835
Cabot Corp.	1,425	67,987
Cabot Microelectronics Corp.	250	27,520
CACI International, Inc., Class A (L)	300	61,377
Caleres, Inc.	475	9,462
Callaway Golf Co.	1,175	20,163
Camden Property Trust, REIT	1,600	167,024
Capital One Financial Corp.	5,493	498,435
CareTrust, Inc., REIT	1,725	41,020
Carlisle Cos., Inc.	1,275	179,023
Carpenter Technology Corp.	200	9,596
Carrizo Oil & Gas, Inc. (L)	975	9,770
Cars.com, Inc. (L)	400	7,888
Carter’s, Inc.	550	53,647
Casey’s General Stores, Inc.	425	66,296
Catalent, Inc. (L)	8,170	442,896
Caterpillar, Inc.	422	57,514
Cathay General Bancorp	900	32,319
Cato Corp., Class A	1,325	16,324
CBRE Group, Inc., Class A (L)	7,333	376,183
CDK Global, Inc.	2,175	107,532
Celanese Corp.	2,649	285,562
Celgene Corp. (L)	4,366	403,593
Central Garden & Pet Co., Class A (L)	525	12,936
Charles River Laboratories International, Inc. (L)	625	88,687
Charles Schwab Corp.	17,926	720,446
Chart Industries, Inc. (L)	375	28,830
Charter Communications, Inc., Class A (L)	2,204	870,977
Chatham Lodging Trust, REIT	475	8,963
Cheesecake Factory, Inc. (F)	575	25,139
Chemed Corp.	325	117,273
Chemours Co.	2,800	67,200
Chesapeake Energy Corp. (F) (L)	12,125	23,644
Chesapeake Lodging Trust, REIT	675	19,184
Chevron Corp.	13,571	1,688,775
Chico’s FAS, Inc.	2,400	8,088
Children’s Place, Inc. (F)	200	19,076
Ciena Corp. (L)	2,900	119,277
Cigna Corp. (L)	6,181	973,817
Cinemark Holdings, Inc.	1,250	45,125
Cintas Corp.	273	64,780
Cirrus Logic, Inc. (L)	700	30,590
Cisco Systems, Inc.	6,216	340,202
Citigroup, Inc.	20,430	1,430,713
Citizens Financial Group, Inc.	3,557	125,776
Clean Harbors, Inc. (L)	625	44,437
CME Group, Inc.	547	106,178
CNO Financial Group, Inc.	1,975	32,943

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CNX Resources Corp. (L)	2,350	$ 17,179
Coca-Cola Co.	31,343	1,595,986
Coca-Cola Consolidated, Inc.	275	82,294
Cognex Corp.	1,150	55,177
Cognizant Technology Solutions Corp., Class A	5,983	379,262
Coherent, Inc. (L)	275	37,502
Cohu, Inc.	1,900	29,317
Columbia Banking System, Inc.	700	25,326
Comcast Corp., Class A	38,878	1,643,762
Comfort Systems, Inc.	1,125	57,364
Commerce Bancshares, Inc.	1,744	104,047
Commercial Metals Co.	2,125	37,931
Community Health Systems, Inc. (L)	1,700	4,539
CommVault Systems, Inc. (L)	575	28,532
Conagra Brands, Inc.	2,198	58,291
Concho Resources, Inc.	3,574	368,765
CONMED Corp.	275	23,532
Consol Energy, Inc. (L)	1,168	31,080
Constellation Brands, Inc., Class A	881	173,504
Cooper Tire & Rubber Co.	600	18,930
Cooper-Standard Holdings, Inc. (L)	200	9,164
Copart, Inc. (L)	6,087	454,942
Core-Mark Holding Co., Inc.	1,800	71,496
CoreCivic, Inc., REIT	4,875	101,205
CoreLogic, Inc. (L)	975	40,784
CoreSite Realty Corp., REIT	550	63,343
Corning, Inc.	8,831	293,454
Corporate Office Properties Trust, REIT	3,075	81,088
Corteva, Inc. (L)	6,721	198,740
Cousins Properties, Inc., REIT	3,298	119,289
Cracker Barrel Old Country Store, Inc. (F)	175	29,878
Crane Co.	1,750	146,020
Cree, Inc. (L)	775	43,539
Crocs, Inc. (L)	875	17,281
Cross Country Healthcare, Inc. (L)	2,925	27,437
Crown Holdings, Inc. (L)	3,565	217,821
Cullen/Frost Bankers, Inc.	725	67,903
Cummins, Inc.	3,210	550,001
Curtiss-Wright Corp.	500	63,565
Customers Bancorp, Inc. (L)	3,875	81,375
CVS Health Corp.	1,641	89,418
Cypress Semiconductor Corp.	4,300	95,632
CyrusOne, Inc., REIT	1,325	76,479
Dana, Inc.	4,725	94,216
Danaher Corp.	555	79,321
Darling Ingredients, Inc. (L)	1,800	35,802
Deckers Outdoor Corp. (L)	700	123,179
Deere & Co.	1,993	330,260
Delta Air Lines, Inc.	4,321	245,217
Denbury Resources, Inc. (F) (L)	11,575	14,353
Designer Brands, Inc., Class A	975	18,691
DexCom, Inc. (L)	2,070	310,169
Diamondback Energy, Inc.	4,125	449,501
DiamondRock Hospitality Co., REIT	6,750	69,795
Dick’s Sporting Goods, Inc.	975	33,764
Diebold Nixdorf, Inc. (L)	1,025	9,389
Digi International, Inc. (L)	1,550	19,654
Digital Realty Trust, Inc., REIT	679	79,979

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dillard’s, Inc., Class A (F)	225	$ 14,013
Dime Community Bancshares, Inc.	850	16,142
Dine Brands Global, Inc. (F)	200	19,094
Diplomat Pharmacy, Inc. (L)	625	3,806
Discovery, Inc., Class A (F) (L)	9,813	301,259
Discovery, Inc., Class C (L)	8,733	248,454
DocuSign, Inc. (L)	3,260	162,055
Dollar General Corp.	2,495	337,224
Domino’s Pizza, Inc.	500	139,140
Domtar Corp.	1,950	86,833
Donnelley Financial Solutions, Inc. (L)	287	3,829
Douglas Emmett, Inc., REIT	3,725	148,404
Dow, Inc. (L)	8,414	414,894
Dunkin’ Brands Group, Inc.	950	75,677
DuPont de Nemours, Inc.	4,789	359,510
DXP Enterprises, Inc. (L)	150	5,684
Eagle Materials, Inc.	225	20,858
Eagle Pharmaceuticals, Inc. (L)	1,525	84,912
East West Bancorp, Inc.	10,406	486,689
Eastman Chemical Co.	6,482	504,494
Eaton Corp. PLC	10,836	902,422
Echo Global Logistics, Inc. (L)	325	6,783
Edgewell Personal Care Co. (L)	675	18,191
Edison International	6,378	429,941
Eldorado Resorts, Inc. (L)	775	35,704
Electronic Arts, Inc. (L)	5,202	526,755
Eli Lilly & Co.	7,018	777,524
EMCOR Group, Inc.	1,675	147,567
Emergent BioSolutions, Inc. (L)	200	9,662
Emerson Electric Co.	945	63,050
Encompass Health Corp.	750	47,520
Encore Wire Corp.	1,525	89,334
Energizer Holdings, Inc. (F)	700	27,048
EnerSys	516	35,346
Enova International, Inc. (L)	400	9,220
Ensign Group, Inc.	1,850	105,302
EOG Resources, Inc.	12,733	1,186,206
ePlus, Inc. (L)	500	34,470
EPR Properties, REIT	250	18,648
EQT Corp.	2,925	46,244
Equinix, Inc., REIT	383	193,143
Equitrans Midstream Corp. (L)	2,425	47,797
Equity Residential, REIT	1,872	142,122
Era Group, Inc. (L)	1,000	8,340
Evercore, Inc., Class A	1,225	108,498
EW Scripps Co., Class A	850	12,997
Exact Sciences Corp. (L)	3,867	456,461
Exelixis, Inc. (L)	11,190	239,130
Exelon Corp.	15,615	748,583
ExlService Holdings, Inc. (L)	400	26,452
Expedia Group, Inc.	3,097	411,994
Express, Inc. (L)	825	2,252
Exterran Corp. (L)	337	4,792
Extreme Networks, Inc. (L)	5,350	34,615
Exxon Mobil Corp.	5,917	453,420
Facebook, Inc., Class A (L)	7,328	1,414,304
FactSet Research Systems, Inc.	450	128,952
Fair Isaac Corp. (L)	1,460	458,469

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Federal Realty Investment Trust, REIT	1,663	$ 214,128
Federal Signal Corp.	675	18,056
Federated Investors, Inc., Class B	1,150	37,375
Fidelity National Information Services, Inc.	786	96,426
First American Financial Corp.	2,300	123,510
First Commonwealth Financial Corp.	1,250	16,838
First Data Corp., Class A (L)	4,279	115,833
First Financial Bancorp	550	13,321
First Horizon National Corp.	3,000	44,790
First Industrial Realty Trust, Inc., REIT	1,475	54,191
First Midwest Bancorp, Inc.	4,175	85,462
First Republic Bank	3,402	332,205
First Solar, Inc. (L)	1,400	91,952
FirstCash, Inc.	531	53,111
FirstEnergy Corp.	98	4,195
Five Below, Inc. (L)	675	81,013
Flowers Foods, Inc.	2,925	68,065
FNB Corp.	3,725	43,843
Forrester Research, Inc.	150	7,055
Fortune Brands Home & Security, Inc.	5,981	341,695
Forward Air Corp.	350	20,703
Fossil Group, Inc. (F) (L)	625	7,188
Franklin Resources, Inc.	7,869	273,841
Freeport-McMoRan, Inc.	5,791	67,234
Frontier Communications Corp. (F) (L)	825	1,444
FTI Consulting, Inc. (L)	500	41,920
Fulton Financial Corp.	2,325	38,060
FutureFuel Corp.	1,225	14,320
G-III Apparel Group, Ltd. (L)	500	14,710
GameStop Corp., Class A (F)	4,200	22,974
Gannett Co., Inc.	3,875	31,620
General Dynamics Corp.	4,848	881,463
General Mills, Inc.	3,022	158,715
General Motors Co.	6,583	253,643
Genesco, Inc. (L)	150	6,344
Gentex Corp.	3,125	76,906
Geo Group, Inc., REIT	3,587	75,363
Getty Realty Corp., REIT	2,952	90,804
Gibraltar Industries, Inc. (L)	350	14,126
Gilead Sciences, Inc.	1,675	113,163
Global Payments, Inc.	4,179	669,183
Globus Medical, Inc., Class A (L)	875	37,013
GoDaddy, Inc., Class A (L)	3,904	273,866
Graham Holdings Co., Class B	50	34,502
Greenbrier Cos., Inc.	1,625	49,400
Greif, Inc., Class A	600	19,530
Group 1 Automotive, Inc.	250	20,473
Guess?, Inc.	700	11,305
Gulfport Energy Corp. (L)	1,725	8,470
H&R Block, Inc.	1,784	52,271
Haemonetics Corp. (L)	700	84,238
Hancock Whitney Corp.	2,450	98,147
Hanmi Financial Corp.	1,575	35,075
Hanover Insurance Group, Inc.	1,125	144,337
Harsco Corp. (L)	975	26,754
Hartford Financial Services Group, Inc.	7,923	441,470
Haverty Furniture Cos., Inc.	200	3,406
Hawaiian Electric Industries, Inc.	2,175	94,721

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hawkins, Inc.	125	$ 5,426
HB Fuller Co.	675	31,320
HCI Group, Inc.	75	3,035
HD Supply Holdings, Inc. (L)	2,561	103,157
HealthEquity, Inc. (L)	500	32,700
HealthStream, Inc. (L)	350	9,051
Heidrick & Struggles International, Inc.	1,450	43,456
Helen of Troy, Ltd. (L)	425	55,501
Helix Energy Solutions Group, Inc. (L)	1,000	8,630
Herman Miller, Inc.	1,150	51,405
Hersha Hospitality Trust, REIT	450	7,443
Hewlett Packard Enterprise Co.	23,343	348,978
HFF, Inc., Class A	400	18,192
Hibbett Sports, Inc. (L)	2,575	46,865
Highwoods Properties, Inc., REIT	2,175	89,827
Hill-Rom Holdings, Inc.	1,075	112,466
Hillenbrand, Inc.	775	30,667
Hilton Worldwide Holdings, Inc.	6,517	636,972
HMS Holdings Corp. (L)	1,875	60,731
HNI Corp.	475	16,806
Home Depot, Inc.	9,713	2,020,013
Honeywell International, Inc.	6,881	1,201,354
Hospitality Properties Trust, REIT	2,000	50,000
Host Hotels & Resorts, Inc., REIT	7,562	137,780
HP, Inc.	14,785	307,380
Hub Group, Inc., Class A (L)	2,025	85,009
Hubbell, Inc.	650	84,760
ICU Medical, Inc. (L)	175	44,084
IDACORP, Inc.	975	97,919
IDEX Corp.	700	120,498
Illumina, Inc. (L)	1,855	682,918
Independence Realty Trust, Inc., REIT	1,100	12,727
Ingersoll-Rand PLC	3,517	445,498
Ingevity Corp. (L)	475	49,956
Ingredion, Inc.	825	68,054
Innophos Holdings, Inc.	250	7,278
Innospec, Inc.	500	45,620
Insight Enterprises, Inc. (L)	800	46,560
Insperity, Inc.	475	58,016
Insteel Industries, Inc.	225	4,685
Integer Holdings Corp. (L)	1,000	83,920
Integra LifeSciences Holdings Corp. (L)	800	44,680
Intel Corp.	4,137	198,038
Intercept Pharmaceuticals, Inc. (F) (L)	782	62,224
Intercontinental Exchange, Inc.	8,580	737,365
InterDigital, Inc.	375	24,150
Interface, Inc.	725	11,114
International Bancshares Corp.	625	23,569
INTL. FCStone, Inc. (L)	175	6,928
Intuit, Inc.	3,939	1,029,379
Intuitive Surgical, Inc. (L)	1,081	567,039
Invesco Mortgage Capital, Inc., REIT	1,475	23,777
Invesco, Ltd.	7,936	162,371
ITT, Inc.	2,300	150,604
j2 Global, Inc. (F)	550	48,889
Jabil, Inc.	3,075	97,170
JBG SMITH Properties, REIT	1,100	43,274
JetBlue Airways Corp. (L)	4,425	81,818

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
John B Sanfilippo & Son, Inc.	100	$ 7,969
Johnson & Johnson	9,050	1,260,484
Jones Lang LaSalle, Inc.	925	130,138
Kaiser Aluminum Corp.	200	19,522
Kaman Corp.	1,150	73,243
KB Home	4,075	104,850
KBR, Inc.	5,300	132,182
Kelly Services, Inc., Class A	2,925	76,606
Kemet Corp.	825	15,518
Kemper Corp.	725	62,560
Kennametal, Inc.	850	31,442
KeyCorp	31,309	555,735
Keysight Technologies, Inc. (L)	3,450	309,844
Kilroy Realty Corp., REIT	1,050	77,500
Kite Realty Group Trust, REIT	2,300	34,799
KLX Energy Services Holdings, Inc. (L)	240	4,903
Korn Ferry	1,675	67,117
Kraton Corp. (L)	725	22,526
La-Z-Boy, Inc.	525	16,097
Landstar System, Inc.	925	99,891
Lannett Co., Inc. (L)	4,225	25,604
Lantheus Holdings, Inc. (L)	1,775	50,232
LegacyTexas Financial Group, Inc.	425	17,302
Legg Mason, Inc.	2,450	93,786
Leidos Holdings, Inc.	1,725	137,741
LendingTree, Inc. (F) (L)	100	42,003
Lennar Corp., Class A	5,417	262,508
Lennox International, Inc.	1,518	417,450
LHC Group, Inc. (L)	600	71,748
Liberty Property Trust, REIT	2,350	117,594
Life Storage, Inc., REIT	575	54,671
Lincoln Electric Holdings, Inc.	750	61,740
Lincoln National Corp.	5,559	358,278
Lithia Motors, Inc., Class A	825	97,993
Littelfuse, Inc.	250	44,227
Live Nation Entertainment, Inc. (L)	2,075	137,469
LogMeIn, Inc.	525	38,682
Louisiana-Pacific Corp.	2,600	68,172
Lowe’s Cos., Inc.	8,242	831,700
LSC Communications, Inc.	2,387	8,760
Lumentum Holdings, Inc. (L)	1,400	74,774
Lyft, Inc., Class A (F) (L)	5,210	342,349
LyondellBasell Industries NV, Class A	1,298	111,797
Mack-Cali Realty Corp., REIT	1,050	24,455
Magellan Health, Inc. (L)	1,725	128,047
ManpowerGroup, Inc.	1,550	149,730
ManTech International Corp., Class A	375	24,694
Marathon Petroleum Corp.	14,232	795,284
MarineMax, Inc. (L)	275	4,521
MarketAxess Holdings, Inc.	125	40,178
Marriott Vacations Worldwide Corp.	650	62,660
Marvell Technology Group, Ltd.	4,318	103,071
Masco Corp.	8,547	335,384
Masimo Corp. (L)	900	133,938
MasTec, Inc. (L)	800	41,224
Mastercard, Inc., Class A	10,899	2,883,112
Matador Resources Co. (L)	600	11,928
Materion Corp.	225	15,257

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Matrix Service Co. (L)	700	$ 14,182
Matson, Inc.	525	20,396
MAXIMUS, Inc.	750	54,405
McDermott International, Inc. (F) (L)	3,699	35,732
McKesson Corp.	241	32,388
MDC Holdings, Inc.	591	19,373
MDU Resources Group, Inc.	2,250	58,050
Medical Properties Trust, Inc., REIT	4,375	76,300
Medicines Co. (F) (L)	3,000	109,410
Medifast, Inc.	150	19,245
MEDNAX, Inc. (L)	2,400	60,552
Merck & Co., Inc.	16,341	1,370,193
Mercury General Corp.	450	28,125
Meredith Corp. (F)	1,775	97,731
Meritage Homes Corp. (L)	450	23,103
Meta Financial Group, Inc.	375	10,519
Methode Electronics, Inc.	1,875	53,569
MetLife, Inc.	14,241	707,350
Michaels Cos., Inc. (L)	1,200	10,440
Microchip Technology, Inc.	1,790	155,193
Microsoft Corp.	63,681	8,530,707
MicroStrategy, Inc., Class A (L)	450	64,489
Mid-America Apartment Communities, Inc., REIT	487	57,349
Minerals Technologies, Inc.	425	22,742
MKS Instruments, Inc.	900	70,101
Molina Healthcare, Inc. (L)	1,500	214,710
Molson Coors Brewing Co., Class B	3,886	217,616
Momenta Pharmaceuticals, Inc. (L)	5,400	67,230
Mondelez International, Inc., Class A	14,426	777,561
Monotype Imaging Holdings, Inc.	1,125	18,945
Moog, Inc., Class A	650	60,846
Morgan Stanley	20,887	915,059
Motorola Solutions, Inc.	448	74,695
Movado Group, Inc.	175	4,725
MSA Safety, Inc.	350	36,887
MSC Industrial Direct Co., Inc., Class A	525	38,987
Mueller Industries, Inc.	700	20,489
Murphy Oil Corp.	2,200	54,230
Murphy, Inc. (L)	375	31,511
MYR Group, Inc. (L)	1,000	37,350
Myriad Genetics, Inc. (L)	775	21,530
Nanometrics, Inc. (L)	300	10,413
Nasdaq, Inc.	3,208	308,513
National Fuel Gas Co.	1,200	63,300
National Instruments Corp.	1,375	57,736
National Storage Affiliates Trust, REIT	1,225	35,452
Nautilus, Inc. (L)	450	995
Navient Corp.	2,800	38,220
Navigant Consulting, Inc.	550	12,755
NBT Bancorp, Inc.	375	14,066
NCR Corp. (L)	1,625	50,537
Netflix, Inc. (L)	4,431	1,627,595
NETGEAR, Inc. (L)	1,675	42,361
New Jersey Resources Corp.	1,050	52,258
New Media Investment Group, Inc.	900	8,496
New York Community Bancorp, Inc.	3,050	30,439
New York Times Co., Class A	6,525	212,845
Newmont Goldcorp Corp.	2,101	80,825

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Newpark Resources, Inc. (L)	1,050	$ 7,791
Nexteer Automotive Group, Ltd.	25,000	31,107
NextEra Energy, Inc.	4,088	837,468
NextGen Healthcare, Inc. (L)	575	11,443
NIC, Inc.	800	12,832
NIKE, Inc., Class B	5,535	464,663
NMI Holdings, Inc., Class A (L)	775	22,002
Nordson Corp.	1,482	209,421
Norfolk Southern Corp.	5,450	1,086,348
Northrop Grumman Corp.	1,213	391,932
NorthWestern Corp.	500	36,075
NOW, Inc. (L)	3,775	55,719
Nu Skin Enterprises, Inc., Class A	600	29,592
NuVasive, Inc. (L)	550	32,197
NVIDIA Corp.	6,744	1,107,567
NVR, Inc. (L)	65	219,066
O’Reilly Automotive, Inc. (L)	1,970	727,560
Oasis Petroleum, Inc. (L)	3,200	18,176
Oceaneering International, Inc. (L)	1,225	24,978
Office Depot, Inc.	16,875	34,763
OGE Energy Corp.	2,800	119,168
Oil States International, Inc. (L)	750	13,725
Old Dominion Freight Line, Inc.	2,404	358,821
Old Republic International Corp.	6,350	142,113
Omega Healthcare Investors, Inc., REIT	2,400	88,200
Omnicell, Inc. (L)	475	40,864
ONEOK, Inc.	5,680	390,841
Opus Bank	225	4,750
Oracle Corp.	7,036	400,841
OraSure Technologies, Inc. (L)	625	5,800
Orthofix Medical, Inc. (L)	550	29,084
Oshkosh Corp.	4,066	339,470
OSI Systems, Inc. (L)	200	22,526
Owens & Minor, Inc.	6,114	19,565
Owens-Illinois, Inc.	2,725	47,061
PACCAR, Inc.	7,343	526,199
Pacific Premier Bancorp, Inc.	2,600	80,288
Packaging Corp. of America	1,375	131,065
PacWest Bancorp	1,400	54,362
Palo Alto Networks, Inc. (L)	1,545	314,809
Par Pacific Holdings, Inc. (L)	2,550	52,326
Parker-Hannifin Corp.	2,344	398,503
Parsley Energy, Inc., Class A (L)	2,572	48,894
Patrick Industries, Inc. (L)	300	14,757
Patterson Cos., Inc.	2,325	53,242
Patterson-UTI Energy, Inc.	2,550	29,351
PayPal Holdings, Inc. (L)	16,699	1,911,368
PBF Energy, Inc., Class A	3,050	95,465
PDC Energy, Inc. (L)	725	26,144
Pebblebrook Hotel Trust, REIT	629	17,725
Penn National Gaming, Inc. (L)	975	18,779
PennyMac Mortgage Investment Trust, REIT	925	20,193
PepsiCo, Inc.	3,978	521,635
Perficient, Inc. (L)	1,800	61,776
Perspecta, Inc.	6,700	156,847
Pfizer, Inc.	30,634	1,327,065
PGT Innovations, Inc. (L)	500	8,360
Philip Morris International, Inc.	13,846	1,087,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Phillips 66	523	$ 48,921
Photronics, Inc. (L)	675	5,535
Pinnacle Financial Partners, Inc.	850	48,858
Pioneer Natural Resources Co.	4,142	637,288
Piper Jaffray Cos.	175	12,997
Pitney Bowes, Inc.	2,050	8,774
Plexus Corp. (L)	400	23,348
PNM Resources, Inc.	950	48,364
Polaris Industries, Inc.	650	59,299
PolyOne Corp.	950	29,821
Pool Corp.	32	6,112
Post Holdings, Inc. (L)	1,300	135,161
PotlatchDeltic Corp.	1,465	57,106
PRA Health Sciences, Inc. (L)	675	66,926
Primerica, Inc.	500	59,975
Procter & Gamble Co.	10,107	1,108,233
Progress Software Corp.	550	23,991
Progressive Corp.	5,616	448,887
Prologis, Inc., REIT	6,314	505,751
ProPetro Holding Corp. (L)	3,025	62,617
PS Business Parks, Inc., REIT	250	42,132
PTC, Inc. (L)	450	40,392
Public Storage, REIT	477	113,607
PVH Corp.	2,495	236,127
QEP Resources, Inc. (L)	2,600	18,798
QUALCOMM, Inc.	6,931	527,241
Qualys, Inc. (L)	375	32,655
Quanex Building Products Corp.	350	6,612
QuinStreet, Inc. (L)	1,525	24,171
R.R. Donnelley & Sons Co.	2,183	4,301
Rambus, Inc. (L)	3,875	46,655
Range Resources Corp. (F)	2,375	16,578
Raven Industries, Inc.	375	13,455
Rayonier Advanced Materials, Inc. (F)	1,000	6,490
Rayonier, Inc., REIT	1,550	46,965
Red Robin Gourmet Burgers, Inc. (L)	150	4,586
Regal Beloit Corp.	1,525	124,608
Regeneron Pharmaceuticals, Inc. (L)	870	272,310
REGENXBIO, Inc. (L)	1,000	51,370
Regions Financial Corp.	10,355	154,704
Reinsurance Group of America, Inc.	750	117,022
Reliance Steel & Aluminum Co.	1,625	153,757
Renewable Energy Group, Inc. (L)	1,675	26,566
Rent-A-Center, Inc. (L)	2,925	77,893
Resources Connection, Inc.	1,350	21,614
REX American Resources Corp. (L)	75	5,468
RH (L)	225	26,010
Ross Stores, Inc.	12,544	1,243,361
Royal Caribbean Cruises, Ltd.	942	114,180
Royal Gold, Inc.	150	15,374
RPM International, Inc.	2,411	147,336
Rudolph Technologies, Inc. (L)	2,175	60,095
S&P Global, Inc.	2,294	522,550
Sabra Health Care, Inc. REIT	1,491	29,358
Sabre Corp.	5,975	132,645
Safety Insurance Group, Inc.	150	14,270
Sage Therapeutics, Inc. (L)	860	157,457
salesforce.com, Inc. (L)	10,512	1,594,986

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sally Beauty Holdings, Inc. (L)	1,525	$ 20,344
Sanderson Farms, Inc.	225	30,726
Sanmina Corp. (L)	3,300	99,924
Saul Centers, Inc., REIT	125	7,016
ScanSource, Inc. (L)	1,050	34,188
Schweitzer-Mauduit International, Inc.	2,000	66,360
Science Applications International Corp.	588	50,897
Scotts Miracle-Gro Co.	475	46,787
SEI Investments Co.	1,550	86,955
Select Medical Holdings Corp. (L)	2,350	37,295
Selective Insurance Group, Inc.	600	44,934
Sempra Energy	3,012	413,969
Semtech Corp. (L)	800	38,440
Seneca Foods Corp., Class A (L)	350	9,741
ServiceNow, Inc. (L)	1,848	507,405
Signature Bank	1,175	141,987
Signet Jewelers, Ltd.	725	12,963
Silgan Holdings, Inc.	2,525	77,265
Skechers U.S.A., Inc., Class A (L)	1,575	49,597
SkyWest, Inc.	975	59,153
Slack Technologies, Inc., Class A (L)	3,400	127,500
SLM Corp.	5,000	48,600
SM Energy Co.	1,225	15,337
SMART Global Holdings, Inc. (L)	1,525	35,060
Snap-on, Inc.	1,060	175,578
Sonoco Products Co.	700	45,738
Southwest Airlines Co.	2,056	104,404
Southwest Gas Holdings, Inc.	575	51,531
Southwestern Energy Co. (L)	5,775	18,249
SpartanNash Co.	1,900	22,173
Spectrum Pharmaceuticals, Inc. (L)	4,325	37,238
Spire, Inc.	625	52,450
Splunk, Inc. (L)	2,521	317,016
Spok Holdings, Inc.	1,000	15,040
Sprouts Farmers Market, Inc. (L)	225	4,250
SPS Commerce, Inc. (L)	225	22,997
SPX Corp. (L)	425	14,034
SPX Flow, Inc. (L)	500	20,930
SRC Energy, Inc. (L)	2,950	14,632
Stamps.com, Inc. (L)	175	7,922
Standex International Corp.	150	10,971
Stanley Black & Decker, Inc.	5,946	859,851
Steel Dynamics, Inc.	4,575	138,165
Stepan Co.	775	71,230
Sterling Bancorp	2,525	53,732
Steven Madden, Ltd.	950	32,253
Stewart Information Services Corp.	275	11,135
Stifel Financial Corp.	1,725	101,878
Summit Hotel Properties, Inc., REIT	1,225	14,051
SunCoke Energy, Inc. (L)	750	6,660
SunTrust Banks, Inc.	8,317	522,723
Sykes Enterprises, Inc. (L)	2,325	63,844
Synaptics, Inc. (L)	400	11,656
Synchrony Financial	6,270	217,381
Syneos Health, Inc. (L)	1,250	63,862
SYNNEX Corp.	500	49,200
Synopsys, Inc. (L)	2,425	312,073
Synovus Financial Corp.	1,325	46,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
T-Mobile, Inc. (L)	2,247	$ 166,593
Tailored Brands, Inc. (F)	525	3,029
Take-Two Interactive Software, Inc. (L)	4,637	526,439
Taubman Centers, Inc., REIT	750	30,623
TCF Financial Corp.	6,550	136,174
TD Ameritrade Holding Corp.	11,375	567,840
Tech Data Corp. (L)	1,175	122,905
TEGNA, Inc.	6,525	98,854
Teladoc Health, Inc. (F) (L)	6,185	410,746
Teledyne Technologies, Inc. (L)	425	116,395
Telephone & Data Systems, Inc.	2,425	73,720
Tenet Healthcare Corp. (L)	1,500	30,990
Teradata Corp. (L)	1,850	66,322
Teradyne, Inc.	10,561	505,978
Terex Corp.	2,075	65,155
Tesla, Inc. (L)	448	100,110
Tetra Tech, Inc.	650	51,057
TETRA Technologies, Inc. (L)	1,550	2,527
Texas Capital Bancshares, Inc. (L)	600	36,822
Texas Instruments, Inc.	12,396	1,422,565
Texas Roadhouse, Inc.	775	41,594
TherapeuticsMD, Inc. (F) (L)	24,111	62,689
Thermo Fisher Scientific, Inc.	4,876	1,431,984
Thor Industries, Inc.	1,325	77,446
Timken Co.	2,425	124,499
TiVo Corp.	2,225	16,398
TJX Cos., Inc.	10,861	574,330
Toll Brothers, Inc.	3,550	130,001
TopBuild Corp. (L)	425	35,173
Toro Co.	900	60,210
Tractor Supply Co.	4,110	447,168
Transocean, Ltd. (L)	5,925	37,979
TreeHouse Foods, Inc. (L)	1,625	87,912
TRI Pointe Group, Inc. (L)	1,750	20,948
Trimble, Inc. (L)	2,300	103,753
Triumph Group, Inc.	525	12,023
TrueBlue, Inc. (L)	2,550	56,253
TrustCo Bank Corp.	4,875	38,610
Trustmark Corp.	725	24,106
TTM Technologies, Inc. (L)	1,000	10,200
Tupperware Brands Corp.	1,750	33,303
Tyler Technologies, Inc. (L)	300	64,806
UGI Corp.	4,150	221,651
Ultra Clean Holdings, Inc. (L)	925	12,876
UMB Financial Corp.	425	27,974
Umpqua Holdings Corp.	2,625	43,549
UniFirst Corp.	200	37,714
Union Pacific Corp.	5,320	899,665
Unit Corp. (L)	650	5,779
United Community Banks, Inc.	3,150	89,964
United Continental Holdings, Inc. (L)	1,072	93,854
United Natural Foods, Inc. (L)	600	5,382
United Technologies Corp.	6,245	813,099
United Therapeutics Corp. (L)	525	40,981
UnitedHealth Group, Inc.	10,225	2,495,002
Uniti Group, Inc., REIT	625	5,938
Universal Corp.	250	15,193
Universal Display Corp.	325	61,119

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Universal Forest Products, Inc.	1,700	$ 64,702
Urban Edge Properties, REIT	1,975	34,227
Urban Outfitters, Inc. (L)	1,725	39,244
Urstadt Biddle Properties, Inc., Class A, REIT	375	7,875
US Concrete, Inc. (L)	525	26,087
Valley National Bancorp	3,800	40,964
Valmont Industries, Inc.	250	31,703
Valvoline, Inc.	2,300	44,919
Varex Imaging Corp. (L)	450	13,793
Veeco Instruments, Inc. (L)	83	1,014
Veeva Systems, Inc., Class A (L)	2,142	347,240
Ventas, Inc., REIT	2,495	170,533
Veritex Holdings, Inc.	221	5,735
Veritiv Corp. (L)	800	15,536
Verizon Communications, Inc.	21,263	1,214,755
Versum Materials, Inc.	1,300	67,054
Vertex Pharmaceuticals, Inc. (L)	3,888	712,981
Viad Corp.	600	39,744
Viavi Solutions, Inc. (L)	2,550	33,890
Virtusa Corp. (L)	300	13,329
Visa, Inc., Class A	11,859	2,058,129
Vishay Intertechnology, Inc.	3,100	51,212
VMware, Inc., Class A	928	155,171
Vonage Holdings Corp. (L)	7,325	82,992
Vornado Realty Trust, REIT	4,597	294,668
Vulcan Materials Co.	2,420	332,290
Wabash National Corp.	4,450	72,401
Walker & Dunlop, Inc.	850	45,228
Walt Disney Co.	5,136	717,191
Waste Connections, Inc.	9,827	939,265
Waste Management, Inc.	916	105,679
Watsco, Inc.	375	61,324
Watts Water Technologies, Inc., Class A	325	30,284
Wayfair, Inc., Class A (L)	1,446	211,116
Webster Financial Corp.	1,075	51,353
Weingarten Realty Investors, REIT	500	13,710
Wells Fargo & Co.	17,511	828,621
Wendy’s Co.	2,200	43,076
West Pharmaceutical Services, Inc.	875	109,506
WestRock Co.	3,973	144,895
WEX, Inc. (L)	475	98,847
Whiting Petroleum Corp. (F) (L)	1,100	20,548
Williams-Sonoma, Inc. (F)	875	56,875
Winnebago Industries, Inc.	350	13,528
Wintrust Financial Corp.	1,550	113,398
Wolverine World Wide, Inc.	1,150	31,671
Woodward, Inc.	675	76,383
Workday, Inc., Class A (L)	202	41,527
World Fuel Services Corp.	800	28,768
World Wrestling Entertainment, Inc., Class A	475	34,300
Worthington Industries, Inc.	1,325	53,344
WPX Energy, Inc. (L)	5,975	68,772
WR Berkley Corp.	1,500	98,895
WW Grainger, Inc.	200	53,646
Wyndham Destinations, Inc.	2,850	125,115
Xcel Energy, Inc.	10,240	609,178
Xenia Hotels & Resorts, Inc., REIT	1,350	28,148
Xilinx, Inc.	2,980	351,402

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Yelp, Inc. (L)	875	$ 29,908
Yum! Brands, Inc.	6,742	746,137
Zebra Technologies Corp., Class A (L)	2,490	521,630
Zimmer Biomet Holdings, Inc.	6,555	771,786
Zoetis, Inc.	580	65,824
Zumiez, Inc. (L)	975	25,448

		173,629,122

Total Common Stocks (Cost $268,374,738)		290,549,288

CONTINGENT VALUE RIGHT - 0.0%
United States - 0.0%
A. Schulman, Inc. (C) (D) (L) (M)	1,325	0

Total Contingent Value Right (Cost $574)		0

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Banco Bradesco SA, 2.55% (N)	23,571	231,662
Gerdau SA, 2.02% (N)	28,306	112,046
Itau Unibanco Holding SA, 3.86% (N)	39,084	369,064
Petroleo Brasileiro SA, 3.57% (N)	46,354	330,880
Telefonica Brasil SA, 10.67% (N)	11,027	143,324

		1,186,976

Germany - 0.0% (G)
Henkel AG & Co. KGaA, 2.10% (N)	5,094	498,261

Total Preferred Stocks (Cost $1,808,735)		1,685,237

	Shares	Value
EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF	81,394	$ 2,873,208

Total Exchange-Traded Fund (Cost $2,870,065)		2,873,208

INVESTMENT COMPANIES - 5.0%
United States - 5.0%
JPMorgan High Yield Fund	3,787,406	27,382,942
JPMorgan Value Advantage Fund	1,159,971	41,376,148

Total Investment Companies (Cost $62,182,426)		68,759,090

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (N)	27,077,744	27,077,744

Total Other Investment Company (Cost $27,077,744)		27,077,744

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.45% (N), dated 06/28/2019, to be repurchased at $25,551,096 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $26,062,107.	$ 25,548,009	25,548,009

Total Repurchase Agreement (Cost $25,548,009)		25,548,009

Total Investments (Cost $1,331,568,486)		1,393,656,596
Net Other Assets (Liabilities) - (1.5)%		(20,175,378)

Net Assets - 100.0%		$ 1,373,481,218

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bond	Long	258	09/16/2019	$25,728,083	$26,019,190	$291,107	$—
10-Year Canada Government Bond	Short	(190)	09/19/2019	(20,464,359)	(20,737,429)	—	(273,070)
10-Year U.S. Treasury Note	Long	907	09/19/2019	113,830,304	116,067,656	2,237,352	—
E-Mini Russell 2000® Index	Long	5	09/20/2019	384,713	391,775	7,062	—
E-Mini Russell 2000® Index	Short	(68)	09/20/2019	(5,233,389)	(5,328,140)	—	(94,751)
EURO STOXX 50® Index	Long	191	09/20/2019	7,307,472	7,527,671	220,199	—
FTSE 100 Index	Long	3	09/20/2019	280,967	280,748	—	(219)
German Euro Bund Index	Short	(88)	09/06/2019	(17,155,822)	(17,285,196)	—	(129,374)
MSCI Emerging Markets Index	Long	6	09/20/2019	313,492	316,020	2,528	—
MSCI Emerging Markets Index	Short	(102)	09/20/2019	(5,128,129)	(5,372,340)	—	(244,211)
S&P 500® E-Mini Index	Long	125	09/20/2019	18,118,044	18,401,250	283,206	—
S&P Midcap 400® E-Mini Index	Long	2	09/20/2019	383,259	390,000	6,741	—
S&P/ASX 200 Index	Long	13	09/19/2019	1,501,578	1,496,542	—	(5,036)
S&P/ASX 200 Index	Short	(60)	09/19/2019	(6,842,798)	(6,907,119)	—	(64,321)
S&P/TSX 60 Index	Short	(46)	09/19/2019	(6,806,280)	(6,868,649)	—	(62,369)
TOPIX Index	Long	7	09/12/2019	1,003,003	1,007,003	4,000	—
TOPIX Index	Short	(24)	09/12/2019	(3,451,997)	(3,452,581)	—	(584)

Total						$3,052,195	$(873,935)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	27.5%	$382,989,869
U.S. Government Obligations	13.8	192,348,159
Asset-Backed Securities	10.0	139,980,345
Banks	4.5	62,391,041
Mortgage-Backed Securities	3.6	49,811,212
U.S. Equity Funds	3.0	41,376,148
Oil, Gas & Consumable Fuels	2.1	29,666,567
U.S. Fixed Income Funds	2.0	27,382,942
Capital Markets	1.9	25,826,977
Insurance	1.5	20,704,946
Software	1.4	19,867,208
Pharmaceuticals	1.3	18,788,981
Electric Utilities	1.3	18,036,416
IT Services	1.2	16,293,765
Equity Real Estate Investment Trusts	0.9	13,040,550
Semiconductors & Semiconductor Equipment	0.9	12,477,427
Technology Hardware, Storage & Peripherals	0.9	12,280,756
Diversified Telecommunication Services	0.9	12,128,960
Health Care Providers & Services	0.8	11,439,280
Internet & Direct Marketing Retail	0.8	11,066,605
Media	0.8	10,561,183
Specialty Retail	0.7	10,432,263
Diversified Financial Services	0.7	10,131,574
Airlines	0.7	10,059,201
Chemicals	0.7	10,010,761
Beverages	0.7	9,826,709
Interactive Media & Services	0.6	8,822,497
Foreign Government Obligations	0.6	8,574,441
Machinery	0.6	8,515,501
Aerospace & Defense	0.5	7,144,656
Road & Rail	0.5	7,059,467
Food Products	0.5	6,908,821
Health Care Equipment & Supplies	0.5	6,701,877
Entertainment	0.5	6,500,079
Metals & Mining	0.4	5,736,540
Consumer Finance	0.4	5,458,344
Biotechnology	0.4	5,080,900
Automobiles	0.3	4,865,652
Electronic Equipment, Instruments & Components	0.3	4,313,249
Hotels, Restaurants & Leisure	0.3	4,199,949
Food & Staples Retailing	0.3	4,056,359
Wireless Telecommunication Services	0.3	3,875,408
Electrical Equipment	0.3	3,857,357
Industrial Conglomerates	0.3	3,800,989
Trading Companies & Distributors	0.3	3,608,942
Textiles, Apparel & Luxury Goods	0.2	3,459,612
Tobacco	0.2	3,277,772
Commercial Services & Supplies	0.2	3,156,899
Multi-Utilities	0.2	2,942,519
Life Sciences Tools & Services	0.2	2,905,803
International Equity Funds	0.2	2,873,208
Household Durables	0.2	2,593,092
Gas Utilities	0.2	2,499,963
Real Estate Management & Development	0.2	2,496,740
Building Products	0.2	2,399,868
Containers & Packaging	0.2	2,395,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Diversified Consumer Services	0.2%		$2,248,617
Auto Components	0.2		2,154,472
Household Products	0.1		2,063,940
Personal Products	0.1		1,989,613
Construction Materials	0.1		1,722,090
Energy Equipment & Services	0.1		1,602,167
Communications Equipment	0.1		1,542,960
Multiline Retail	0.1		1,379,906
Professional Services	0.1		1,292,697
Transportation Infrastructure	0.1		921,567
Health Care Technology	0.1		905,952
Air Freight & Logistics	0.1		870,141
Construction & Engineering	0.1		814,702
Independent Power & Renewable Electricity Producers	0.0	(G)	655,477
Municipal Government Obligations	0.0	(G)	650,138
Water Utilities	0.0	(G)	367,327
Paper & Forest Products	0.0	(G)	359,082
Thrifts & Mortgage Finance	0.0	(G)	204,943
Leisure Products	0.0	(G)	127,494
Distributors	0.0	(G)	77,608
Mortgage Real Estate Investment Trusts	0.0	(G)	57,950
Marine	0.0	(G)	20,396

Investments	96.2		1,341,030,843
Short-Term Investments	3.8		52,625,753

Total Investments	100.0%		$1,393,656,596

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$137,925,220	$2,055,125	$139,980,345
Corporate Debt Securities	—	202,806,268	3,588	202,809,856
Foreign Government Obligations	—	8,574,441	—	8,574,441
Mortgage-Backed Securities	—	49,811,212	—	49,811,212
Municipal Government Obligations	—	650,138	—	650,138
U.S. Government Agency Obligations	—	382,989,869	—	382,989,869
U.S. Government Obligations	—	192,348,159	—	192,348,159
Common Stocks	187,074,101	103,475,187	—	290,549,288
Contingent Value Right	—	—	0	0
Preferred Stocks	1,186,976	498,261	—	1,685,237
Exchange-Traded Fund	2,873,208	—	—	2,873,208
Investment Companies	68,759,090	—	—	68,759,090
Other Investment Company	27,077,744	—	—	27,077,744
Repurchase Agreement	—	25,548,009	—	25,548,009

Total Investments	$286,971,119	$1,104,626,764	$2,058,713	$1,393,656,596

Other Financial Instruments
Futures Contracts (Q)	$3,052,195	$—	$—	$3,052,195

Total Other Financial Instruments	$3,052,195	$—	$—	$3,052,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(873,935)	$—	$—	$(873,935)

Total Other Financial Instruments	$(873,935)	$—	$—	$(873,935)

Transfers
Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$942,289	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $162,725,234, representing 11.8% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $3,689,506, representing 0.3% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,339,040. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rounds to less than $1 or $(1).
(K)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $4,386,629.
(L)	Non-income producing securities.
(M)	Security deemed worthless.
(N)	Rates disclosed reflect the yields at June 30, 2019.
(O)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $1,306,020,477) (including securities loaned of $26,339,040)	$1,368,108,587
Repurchase agreement, at value (cost $25,548,009)	25,548,009
Cash collateral pledged at broker for:
Futures contracts	398,813
Foreign currency, at value (cost $3,352,720)	3,376,845
Receivables and other assets:
Investments sold	4,824,386
Net income from securities lending	11,307
Shares of beneficial interest sold	752
Dividends and/or distributions	474,071
Interest	4,448,083
Tax reclaims	204,890
Variation margin receivable on futures contracts	588,768
Prepaid expenses	5,428
Litigation	2,498

Total assets	1,407,992,437

Liabilities:
Cash collateral received upon return of:
Securities on loan	27,077,744
Payables and other liabilities:
Investments purchased	5,148,454
When-issued, delayed-delivery, forward and TBA commitments purchased	593,719
Shares of beneficial interest redeemed	164,295
Investment management fees	734,390
Distribution and service fees	245,729
Transfer agent costs	3,616
Trustees, CCO and deferred compensation fees	8,335
Audit and tax fees	38,896
Custody fees	191,639
Legal fees	18,091
Printing and shareholder reports fees	264,848
Other accrued expenses	21,463

Total liabilities	34,511,219

Net assets	$1,373,481,218

Net assets consist of:
Capital stock ($0.01 par value)	$867,113
Additional paid-in capital	1,234,654,450
Total distributable earnings (accumulated losses)	137,959,655

Net assets	$1,373,481,218

Net assets by class:
Initial Class	$81,362,882
Service Class	1,292,118,336

Shares outstanding:
Initial Class	5,375,268
Service Class	81,335,999

Net asset value and offering price per share:
Initial Class	$15.14
Service Class	15.89

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$4,540,862
Interest income	16,265,041
Net income from securities lending	32,657
Withholding taxes on foreign income	(218,421)

Total investment income	20,620,139

Expenses:
Investment management fees	4,639,210
Distribution and service fees:
Service Class	1,549,480
Transfer agent costs	9,941
Trustees, CCO and deferred compensation fees	20,574
Audit and tax fees	30,056
Custody fees	157,902
Legal fees	34,316
Printing and shareholder reports fees	136,737
Other	57,053

Total expenses	6,635,269

Net investment income (loss)	13,984,870

Net realized gain (loss) on:
Investments	15,269,224
Futures contracts	2,995,249
Foreign currency transactions	(185,974)

Net realized gain (loss)	18,078,499

Net change in unrealized appreciation (depreciation) on:
Investments	74,505,932
Futures contracts	753,393
Translation of assets and liabilities denominated in foreign currencies	11,491

Net change in unrealized appreciation (depreciation)	75,270,816

Net realized and change in unrealized gain (loss)	93,349,315

Net increase (decrease) in net assets resulting from operations	$107,334,185

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$13,984,870	$27,075,689
Net realized gain (loss)	18,078,499	18,600,918
Net change in unrealized appreciation (depreciation)	75,270,816	(90,499,265)

Net increase (decrease) in net assets resulting from operations	107,334,185	(44,822,658)

Distributions to shareholders:
Initial Class	—	(4,286,406)
Service Class	—	(60,905,586)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(65,191,992)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,046,020	5,427,592
Service Class	6,513,347	15,576,265

	9,559,367	21,003,857

Dividends and/or distributions reinvested:
Initial Class	—	4,286,406
Service Class	—	60,905,586

	—	65,191,992

Cost of shares redeemed:
Initial Class	(9,072,836)	(11,000,317)
Service Class	(49,575,440)	(121,282,389)

	(58,648,276)	(132,282,706)

Net increase (decrease) in net assets resulting from capital share transactions	(49,088,909)	(46,086,857)

Net increase (decrease) in net assets	58,245,276	(156,101,507)

Net assets:
Beginning of period/year	1,315,235,942	1,471,337,449

End of period/year	$1,373,481,218	$1,315,235,942

Capital share transactions - shares:
Shares issued:
Initial Class	211,390	383,847
Service Class	426,246	1,006,804

	637,636	1,390,651

Shares reinvested:
Initial Class	—	298,289
Service Class	—	4,028,147

	—	4,326,436

Shares redeemed:
Initial Class	(624,158)	(755,874)
Service Class	(3,249,365)	(7,879,835)

	(3,873,523)	(8,635,709)

Net increase (decrease) in shares outstanding:
Initial Class	(412,768)	(73,738)
Service Class	(2,823,119)	(2,844,884)

	(3,235,887)	(2,918,622)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.96		$15.16	$14.21		$13.79		$14.00	$13.28

Investment operations:
Net investment income (loss) (A)	0.17		0.32	0.28		0.26	(B)	0.22	0.22
Net realized and unrealized gain (loss)	1.01		(0.74)	0.95		0.36		(0.24)	0.65

Total investment operations	1.18		0.42	1.23		0.62		(0.02)	0.87

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.28)		(0.20)		(0.19)	(0.15)
Net realized gains	—		(0.44)	—		—		—	—

Total dividends and/or distributions to shareholders	—		(0.78)	(0.28)		(0.20)		(0.19)	(0.15)

Net asset value, end of period/year	$15.14		$13.96	$15.16		$14.21		$13.79	$14.00

Total return	8.45	%(C)	(2.94)%	8.75%		4.46%		(0.18)%	6.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,363		$80,793	$88,873		$90,344		$99,871	$113,964
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.77	%(E)	0.78%	0.77%		0.77%		0.79%	0.80%
Including waiver and/or reimbursement and recapture	0.77	%(E)	0.77%	0.77	%(F)	0.77	%(B)	0.79%	0.80%
Net investment income (loss) to average net assets	2.35	%(E)	2.18%	1.93%		1.83	%(B)	1.58%	1.62%
Portfolio turnover rate	18	%(C)	58%	48%		36%		39%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$14.67		$15.89	$14.88		$14.44		$14.66	$13.92

Investment operations:
Net investment income (loss) (A)	0.16		0.30	0.26		0.24	(B)	0.20	0.20
Net realized and unrealized gain (loss)	1.06		(0.78)	1.00		0.37		(0.26)	0.67

Total investment operations	1.22		(0.48)	1.26		0.61		(0.06)	0.87

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.25)		(0.17)		(0.16)	(0.13)
Net realized gains	—		(0.44)	—		—		—	—

Total dividends and/or distributions to shareholders	—		(0.74)	(0.25)		(0.17)		(0.16)	(0.13)

Net asset value, end of period/year	$15.89		$14.67	$15.89		$14.88		$14.44	$14.66

Total return	8.32	%(C)	(3.19)%	8.51%		4.19%		(0.40)%	6.28%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,292,118		$1,234,443	$1,382,464		$1,343,855		$1,174,494	$884,398
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	1.03%	1.02%		1.02%		1.04%	1.05%
Including waiver and/or reimbursement and recapture	1.02	%(E)	1.02%	1.02	%(F)	1.01	%(B)	1.04%	1.05%
Net investment income (loss) to average net assets	2.10	%(E)	1.93%	1.68%		1.59	%(B)	1.34%	1.39%
Portfolio turnover rate	18	%(C)	58%	48%		36%		39%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights (“CVR”): The Trust may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$990,942	$—	$—	$—	$990,942
Foreign Government Obligations	141,214	—	—	—	141,214
U.S. Government Obligations	17,444,176	—	—	—	17,444,176
Common Stocks	8,501,412	—	—	—	8,501,412
Total Securities Lending Transactions	$27,077,744	$—	$—	$—	$27,077,744
Total Borrowings	$27,077,744	$—	$—	$—	$27,077,744

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,528,459	$—	$523,736	$—	$—	$3,052,195
Total	$2,528,459	$—	$523,736	$—	$—	$3,052,195

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(273,070)	$—	$(600,865)	$—	$—	$(873,935)
Total	$(273,070)	$—	$(600,865)	$—	$—	$(873,935)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$3,462,638	$—	$(467,389)	$—	$—	$2,995,249
Total	$3,462,638	$—	$(467,389)	$—	$—	$2,995,249

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,141,627	$—	$(388,234)	$—	$—	$753,393
Total	$1,141,627	$—	$(388,234)	$—	$—	$753,393

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 167,747,389	$ (50,987,844)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2020
Service Class	1.15	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. These amounts are not subject to recapture by TAM.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 180,385,868	$ 61,460,776	$ 182,404,198	$ 83,519,447

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,331,568,486	$ 81,953,017	$ (17,686,647)	$ 64,266,370

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 1-year period and below the median for the past 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,101.20	$4.38	$1,020.60	$4.21	0.84%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	49.8%
U.S. Equity Funds	45.5
Other Investment Company	6.1
International Equity Fund	3.9
Exchange-Traded Options Purchased	0.6
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(6.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Fund - 3.9%
iShares MSCI EAFE ETF	668,572	$ 43,945,238

U.S. Equity Funds - 45.5%
iShares Core S&P 500 ETF	1,281,330	377,672,017
SPDR S&P 500 ETF Trust	303,571	88,946,303
Vanguard Small-Cap ETF (A)	283,066	44,345,120

		510,963,440

U.S. Fixed Income Funds - 49.8%
iShares 20+ Year Treasury Bond ETF (A)	768,989	102,129,429
iShares Core U.S. Aggregate Bond ETF	901,010	100,327,463
Vanguard Total Bond Market ETF	4,300,780	357,265,795

		559,722,687

Total Exchange-Traded Funds (Cost $989,580,793)		1,114,631,365

OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	68,057,719	68,057,719

Total Other Investment Company (Cost $68,057,719)		68,057,719

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $1,958,802 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $1,998,309.

$ 1,958,565	$ 1,958,565

Total Repurchase Agreement (Cost $1,958,565)	1,958,565

Total Investments Excluding Purchased Options (Cost $1,059,597,077)	1,184,647,649
Total Purchased Options - 0.6% (Cost $10,307,039)	6,784,415

Total Investments (Cost $1,069,904,116)	1,191,432,064
Net Other Assets (Liabilities) - (6.1)%	(68,857,500)

Net Assets - 100.0%	$ 1,122,574,564

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	06/19/2020	USD	8,236,928	28	$194,124	$63,560
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	7,648,576	26	201,838	65,390
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	6,766,048	23	199,414	66,355
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	15,591,328	53	401,381	180,995
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	84,134,336	286	1,777,140	1,075,360
Put - S&P 500® Index	USD	2,300.00	12/18/2020	USD	8,531,104	29	221,937	181,250
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	86,781,920	295	1,985,819	1,259,650
Put - S&P 500® Index	USD	2,350.00	12/18/2020	USD	7,354,400	25	185,575	174,750
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	77,662,464	264	1,986,628	1,279,080
Put - S&P 500® Index	USD	2,400.00	12/18/2020	USD	13,237,920	45	395,185	344,475
Put - S&P 500® Index	USD	2,450.00	12/18/2020	USD	5,589,344	19	198,607	161,690
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	50,009,920	170	1,539,281	1,020,850
Put - S&P 500® Index	USD	2,475.00	12/18/2020	USD	6,471,872	22	212,586	197,120
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	8,236,928	28	204,204	176,960
Put - S&P 500® Index	USD	2,500.00	12/18/2020	USD	5,000,992	17	196,231	163,710
Put - S&P 500® Index	USD	2,525.00	12/18/2020	USD	5,589,344	19	203,764	192,470
Put - S&P 500® Index	USD	2,550.00	06/19/2020	USD	7,354,400	25	203,325	180,750

Total							$10,307,039	$6,784,415

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,114,631,365	$—	$—	$1,114,631,365
Other Investment Company	68,057,719	—	—	68,057,719
Repurchase Agreement	—	1,958,565	—	1,958,565
Exchange-Traded Options Purchased	6,784,415	—	—	6,784,415

Total Investments	$1,189,473,499	$1,958,565	$—	$1,191,432,064

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $66,704,597. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,067,945,551) (including securities loaned of $66,704,597)	$1,189,473,499
Repurchase agreement, at value (cost $1,958,565)	1,958,565
Cash	4,792
Receivables and other assets:
Net income from securities lending	12,490
Dividends and/or distributions	571,807
Interest	79
Prepaid expenses	4,286

Total assets	1,192,025,518

Liabilities:
Cash collateral received upon return of:
Securities on loan	68,057,719
Payables and other liabilities:
Shares of beneficial interest redeemed	556,528
Investment management fees	483,402
Distribution and service fees	213,236
Transfer agent costs	3,073
Trustees, CCO and deferred compensation fees	6,852
Audit and tax fees	18,329
Custody fees	39,580
Legal fees	15,361
Printing and shareholder reports fees	39,222
Other accrued expenses	17,652

Total liabilities	69,450,954

Net assets	$1,122,574,564

Net assets consist of:
Capital stock ($0.01 par value)	$874,541
Additional paid-in capital	984,771,596
Total distributable earnings (accumulated losses)	136,928,427

Net assets	$1,122,574,564

Shares outstanding	87,454,084

Net asset value and offering price per share	$12.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$12,178,689
Interest income from unaffiliated investments	44,875
Net income from securities lending	46,465

Total investment income	12,270,029

Expenses:
Investment management fees	3,065,947
Distribution and service fees	1,352,306
Transfer agent costs	8,217
Trustees, CCO and deferred compensation fees	16,903
Audit and tax fees	17,054
Custody fees	21,665
Legal fees	28,551
Printing and shareholder reports fees	20,792
Other	34,763

Total expenses	4,566,198

Net investment income (loss)	7,703,831

Net realized gain (loss) on:
Unaffiliated investments	9,508,319

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	88,356,099

Net realized and change in unrealized gain (loss)	97,864,418

Net increase (decrease) in net assets resulting from operations	$105,568,249

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$7,703,831	$17,753,082
Net realized gain (loss)	9,508,319	10,920,403
Net change in unrealized appreciation (depreciation)	88,356,099	(66,036,259)

Net increase (decrease) in net assets resulting from operations	105,568,249	(37,362,774)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(16,311,814)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(16,311,814)

Capital share transactions:
Proceeds from shares sold	1,452,682	5,855,472
Dividends and/or distributions reinvested	—	16,311,814
Cost of shares redeemed	(54,201,271)	(128,480,867)

Net increase (decrease) in net assets resulting from capital share transactions	(52,748,589)	(106,313,581)

Net increase (decrease) in net assets	52,819,660	(159,988,169)

Net assets:
Beginning of period/year	1,069,754,904	1,229,743,073

End of period/year	$1,122,574,564	$1,069,754,904

Capital share transactions - shares:
Shares issued	116,610	482,660
Shares reinvested	—	1,326,164
Shares redeemed	(4,401,657)	(10,580,377)

Net increase (decrease) in shares outstanding	(4,285,047)	(8,771,553)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.66		$12.23	$11.20	$11.64		$11.99	$11.12

Investment operations:
Net investment income (loss) (A)	0.09		0.19	0.15	0.12	(B)	0.17	0.19
Net realized and unrealized gain (loss)	1.09		(0.59)	1.02	(0.18)		(0.42)	0.75

Total investment operations	1.18		(0.40)	1.17	(0.06)		(0.25)	0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.14)	(0.13)		(0.10)	(0.07)
Net realized gains	—		—	—	(0.25)		—	—

Total dividends and/or distributions to shareholders	—		(0.17)	(0.14)	(0.38)		(0.10)	(0.07)

Net asset value, end of period/year	$12.84		$11.66	$12.23	$11.20		$11.64	$11.99

Total return	10.12	%(C)	(3.31)%	10.47%	(0.67)%		(2.08)%	8.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,122,575		$1,069,755	$1,229,743	$1,272,983		$1,220,431	$798,077
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.84%	0.86%	0.86%		0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.84	%(E)	0.84%	0.86%	0.86	%(B)	0.87%	0.88%
Net investment income (loss) to average net assets	1.42	%(E)	1.53%	1.32%	1.07	%(B)	1.38%	1.65%
Portfolio turnover rate	10	%(C)	6%	10%	103%		57%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Legg Mason Dynamic Allocation — Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$68,057,719	$—	$—	$—	$68,057,719
Total Borrowings	$68,057,719	$—	$—	$—	$68,057,719

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$6,784,415	$—	$—	$6,784,415
Total	$—	$—	$6,784,415	$—	$—	$6,784,415

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,908,332)	$—	$—	$(3,908,332)
Total	$—	$—	$(3,908,332)	$—	$—	$(3,908,332)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(12,255,017)	$—	$—	$(12,255,017)
Total	$—	$—	$(12,255,017)	$—	$—	$(12,255,017)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value
Calls	Puts
$ —	$ 9,286,433

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.57%
Over $750 million up to $1.5 billion	0.56
Over $1.5 billion up to $2.5 billion	0.54
Over $2.5 billion up to $3 billion	0.52
Over $3 billion	0.51

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.97%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 169,524,226	$ 105,172,331

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,069,904,116	$ 125,050,572	$ (3,522,624)	$ 121,527,948

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. LEGAL PROCEEDINGS (continued)

Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,095.80	$4.47	$1,020.50	$4.31	0.86%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	62.8%
U.S. Fixed Income Funds	30.1
Other Investment Company	7.4
International Equity Fund	5.8
Exchange-Traded Options Purchased	0.9
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(7.5)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Fund - 5.8%
iShares MSCI EAFE ETF	445,617	$ 29,290,405

U.S. Equity Funds - 62.8%
iShares Core S&P 500 ETF	786,883	231,933,764
SPDR S&P 500 ETF Trust	185,432	54,331,576
Vanguard Small-Cap ETF (A)	189,350	29,663,571

		315,928,911

U.S. Fixed Income Funds - 30.1%
iShares 20+ Year Treasury Bond ETF (A)	192,496	25,565,394
iShares Core U.S. Aggregate Bond ETF	315,795	35,163,773
Vanguard Total Bond Market ETF	1,089,818	90,531,181

		151,260,348

Total Exchange-Traded Funds (Cost $438,251,062)		496,479,664

OTHER INVESTMENT COMPANY - 7.4%
Securities Lending Collateral - 7.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	37,310,371	37,310,371

Total Other Investment Company (Cost $37,310,371)		37,310,371

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $2,306,969 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $2,354,444.

$ 2,306,691	$ 2,306,691

Total Repurchase Agreement (Cost $2,306,691)	2,306,691

Total Investments Excluding Purchased Options (Cost $477,868,124)	536,096,726
Total Purchased Options - 0.9% (Cost $6,570,495)	4,323,110

Total Investments (Cost $484,438,619)	540,419,836
Net Other Assets (Liabilities) - (7.5)%	(37,554,286)

Net Assets - 100.0%	$ 502,865,550

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,100.00	06/19/2020	USD	5,000,992	17	$117,861	$38,590
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	4,412,640	15	116,445	37,725
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	4,412,640	15	130,053	43,275
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	10,001,984	34	261,260	116,110
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	53,540,032	182	1,133,404	684,320
Put - S&P 500® Index	USD	2,300.00	12/18/2020	USD	5,000,992	17	130,101	106,250
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	55,893,440	190	1,277,680	811,300
Put - S&P 500® Index	USD	2,350.00	12/18/2020	USD	5,000,992	17	126,191	118,830
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	49,127,392	167	1,257,566	809,115
Put - S&P 500® Index	USD	2,400.00	12/18/2020	USD	8,236,928	28	246,554	214,340
Put - S&P 500® Index	USD	2,450.00	12/18/2020	USD	3,530,112	12	125,436	102,120
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	32,653,536	111	1,004,196	666,555
Put - S&P 500® Index	USD	2,475.00	12/18/2020	USD	3,530,112	12	115,956	107,520
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	5,295,168	18	131,274	113,760
Put - S&P 500® Index	USD	2,500.00	12/18/2020	USD	3,235,936	11	126,973	105,930
Put - S&P 500® Index	USD	2,525.00	12/18/2020	USD	3,824,288	13	139,417	131,690
Put - S&P 500® Index	USD	2,550.00	06/19/2020	USD	4,706,816	16	130,128	115,680

Total							$6,570,495	$4,323,110

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$496,479,664	$—	$—	$496,479,664
Other Investment Company	37,310,371	—	—	37,310,371
Repurchase Agreement	—	2,306,691	—	2,306,691
Exchange-Traded Options Purchased	4,323,110	—	—	4,323,110

Total Investments	$538,113,145	$2,306,691	$—	$540,419,836

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,557,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019 (unaudited)

Assets:
Unaffiliated investments, at value (cost $482,131,928) (including securities loaned of $36,557,923)	$538,113,145
Repurchase agreement, at value (cost $2,306,691)	2,306,691
Cash	4,594
Receivables and other assets:
Net income from securities lending	4,315
Dividends and/or distributions	357,250
Interest	93
Prepaid expenses	1,889

Total assets	540,787,977

Liabilities:
Cash collateral received upon return of:
Securities on loan	37,310,371
Payables and other liabilities:
Shares of beneficial interest redeemed	220,739
Investment management fees	220,965
Distribution and service fees	95,243
Transfer agent costs	1,474
Trustees, CCO and deferred compensation fees	3,163
Audit and tax fees	13,267
Custody fees	19,494
Legal fees	7,227
Printing and shareholder reports fees	22,559
Other accrued expenses	7,925

Total liabilities	37,922,427

Net assets	$502,865,550

Net assets consist of:
Capital stock ($0.01 par value)	$372,419
Additional paid-in capital	439,685,496
Total distributable earnings (accumulated losses)	62,807,635

Net assets	$502,865,550

Shares outstanding	37,241,938

Net asset value and offering price per share	$13.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,308,746
Interest income from unaffiliated investments	202,087
Net income from securities lending	18,270

Total investment income	5,529,103

Expenses:
Investment management fees	1,409,424
Distribution and service fees	607,510
Transfer agent costs	3,778
Trustees, CCO and deferred compensation fees	7,662
Audit and tax fees	12,642
Custody fees	10,169
Legal fees	13,116
Printing and shareholder reports fees	11,773
Other	17,880

Total expenses	2,093,954

Net investment income (loss)	3,435,149

Net realized gain (loss) on:
Unaffiliated investments	2,269,750

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	39,643,315

Net realized and change in unrealized gain (loss)	41,913,065

Net increase (decrease) in net assets resulting from operations	$45,348,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$3,435,149	$6,799,119
Net realized gain (loss)	2,269,750	16,273,543
Net change in unrealized appreciation (depreciation)	39,643,315	(47,016,198)

Net increase (decrease) in net assets resulting from operations	45,348,214	(23,943,536)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(6,523,896)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(6,523,896)

Capital share transactions:
Proceeds from shares sold	1,707,696	7,503,184
Dividends and/or distributions reinvested	—	6,523,896
Cost of shares redeemed	(27,336,541)	(63,544,870)

Net increase (decrease) in net assets resulting from capital share transactions	(25,628,845)	(49,517,790)

Net increase (decrease) in net assets	19,719,369	(79,985,222)

Net assets:
Beginning of period/year	483,146,181	563,131,403

End of period/year	$502,865,550	$483,146,181

Capital share transactions - shares:
Shares issued	131,037	575,120
Shares reinvested	—	487,950
Shares redeemed	(2,109,868)	(4,849,212)

Net increase (decrease) in shares outstanding	(1,978,831)	(3,786,142)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$12.32		$13.09	$11.68	$12.14		$12.59	$11.70

Investment operations:
Net investment income (loss) (A)	0.09		0.17	0.15	0.11	(B)	0.15	0.18
Net realized and unrealized gain (loss)	1.09		(0.78)	1.38	(0.23)		(0.52)	0.78

Total investment operations	1.18		(0.61)	1.53	(0.12)		(0.37)	0.96

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.12)	(0.12)		(0.08)	(0.07)
Net realized gains	—		—	—	(0.22)		—	—

Total dividends and/or distributions to shareholders	—		(0.16)	(0.12)	(0.34)		(0.08)	(0.07)

Net asset value, end of period/year	$13.50		$12.32	$13.09	$11.68		$12.14	$12.59

Total return	9.58	%(C)	(4.73)%	13.21%	(0.99)%		(2.95)%	8.18%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$502,866		$483,146	$563,131	$576,726		$595,643	$339,385
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.86%	0.89%	0.89%		0.89%	0.92%
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.86%	0.89%	0.89	%(B)	0.89%	0.92%
Net investment income (loss) to average net assets	1.41	%(E)	1.27%	1.17%	0.90	%(B)	1.24%	1.48%
Portfolio turnover rate	10	%(C)	8%	9%	182%		80%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. Transamerica Legg Mason Dynamic Allocation — Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying portfolios. Dividend income and capital gain distributions from underlying portfolios, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying portfolios are recorded as dividend income. Long-term capital gain distributions received from underlying portfolios are recorded as realized gains.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$37,310,371	$—	$—	$—	$37,310,371
Total Borrowings	$37,310,371	$—	$—	$—	$37,310,371

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$4,323,110	$—	$—	$4,323,110
Total	$—	$—	$4,323,110	$—	$—	$4,323,110

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(2,511,904)	$—	$—	$(2,511,904)
Total	$—	$—	$(2,511,904)	$—	$—	$(2,511,904)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(7,873,341)	$—	$—	$(7,873,341)
Total	$—	$—	$(7,873,341)	$—	$—	$(7,873,341)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value
Calls	Puts
$ —	$ 5,956,229

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.58%
Over $750 million up to $1.5 billion	0.57
Over $1.5 billion up to $2.5 billion	0.55
Over $2.5 billion up to $3 billion	0.53
Over $3 billion	0.52

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.99%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 250,402,134	$ 44,479,239

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 484,438,619	$ 58,228,602	$ (2,247,385)	$ 55,981,217

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. LEGAL PROCEEDINGS (continued)

investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Legg Mason Dynamic Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Legg Mason Dynamic Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Service Class	$1,000.00	$1,131.90	$6.34	$1,018.80	$6.01	1.20%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Net Other Assets (Liabilities)	1.5
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.1%
Textron, Inc.	2,773	$ 147,080

Auto Components - 1.1%
Goodyear Tire & Rubber Co.	5,080	77,724

Automobiles - 3.9%
General Motors Co.	7,125	274,526

Banks - 12.6%
Bank of America Corp.	9,421	273,209
Citigroup, Inc.	3,996	279,840
JPMorgan Chase & Co.	3,052	341,214

		894,263

Beverages - 5.7%
Cott Corp.	13,933	186,006
Keurig Dr. Pepper, Inc.	7,579	219,033

		405,039

Biotechnology - 2.2%
AbbVie, Inc.	2,189	159,184

Chemicals - 6.1%
Corteva, Inc. (A)	2,144	63,398
Dow, Inc. (A)	2,367	116,717
DuPont de Nemours, Inc.	3,397	255,013

		435,128

Communications Equipment - 5.7%
CommScope Holding Co., Inc. (A)	11,514	181,115
Nokia OYJ, ADR	44,195	221,417

		402,532

Containers & Packaging - 1.8%
WestRock Co.	3,522	128,447

Diversified Telecommunication Services - 4.6%
AT&T, Inc.	9,821	329,102

Energy Equipment & Services - 1.1%
Halliburton Co.	3,387	77,020

Food & Staples Retailing - 1.8%
Walmart, Inc.	1,187	131,152

Food Products - 9.1%
Archer-Daniels-Midland Co.	4,356	177,725
Kraft Heinz Co.	6,837	212,220

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
TreeHouse Foods, Inc. (A)	4,712	$ 254,919

		644,864

Health Care Providers & Services - 2.4%
Cigna Corp. (A)	1,067	168,106

Health Care Technology - 1.7%
Change Healthcare, Inc. (A)	8,342	121,793

Insurance - 8.3%
American International Group, Inc.	7,458	397,362
Lincoln National Corp.	2,929	188,774

		586,136

Leisure Products - 0.6%
Brunswick Corp.	996	45,706

Life Sciences Tools & Services - 6.5%
Bio-Rad Laboratories, Inc., Class A (A)	1,350	421,997
Fluidigm Corp. (A) (B)	3,019	37,194

		459,191

Multi-Utilities - 4.0%
CenterPoint Energy, Inc.	9,990	286,014

Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp.	1,829	140,156
Occidental Petroleum Corp.	6,123	307,865

		448,021

Pharmaceuticals - 3.6%
Pfizer, Inc.	5,927	256,758

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	3,658	175,108

Specialty Retail - 2.5%
Lowe’s Cos., Inc.	1,744	175,987

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	836	165,461

Total Common Stocks (Cost $6,940,511)		6,994,342

Total Investments (Cost $6,940,511)		6,994,342
Net Other Assets (Liabilities) - 1.5%		109,088

Net Assets - 100.0%		$ 7,103,430

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,994,342	$—	$—	$6,994,342

Total Investments	$6,994,342	$—	$—	$6,994,342

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At June 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	11/29/2017 - 12/24/2018	$20,665	$37,194	0.5%

(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $6,940,511)	$6,994,342
Cash	217,497
Receivables and other assets:
Investments sold	30,455
Shares of beneficial interest sold	4,951
Dividends and/or distributions	4,237
Due from investment manager	438
Prepaid expenses	20

Total assets	7,251,940

Liabilities:
Payables and other liabilities:
Investments purchased	130,494
Shares of beneficial interest redeemed	14
Distribution and service fees	1,276
Transfer agent costs	18
Trustees, CCO and deferred compensation fees	4
Audit and tax fees	9,317
Custody fees	6,496
Legal fees	31
Printing and shareholder reports fees	508
Other accrued expenses	352

Total liabilities	148,510

Net assets	$7,103,430

Net assets consist of:
Capital stock ($0.01 par value)	$6,954
Additional paid-in capital	6,937,502
Total distributable earnings (accumulated losses)	158,974

Net assets	$7,103,430

Shares outstanding	695,400

Net asset value and offering price per share	$10.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$72,203
Withholding taxes on foreign income	(472)

Total investment income	71,731

Expenses:
Investment management fees	17,889
Distribution and service fees	6,577
Transfer agent costs	44
Trustees, CCO and deferred compensation fees	61
Audit and tax fees	9,324
Custody fees	6,440
Legal fees	160
Printing and shareholder reports fees	187
Filing fees	2,385
Other	56

Total expenses before waiver and/or reimbursement and recapture	43,123

Expense waived and/or reimbursed	(12,640)
Recapture of previously waived and/or reimbursed fees	1,081

Net expenses	31,564

Net investment income (loss)	40,167

Net realized gain (loss) on:
Investments	72,275

Net change in unrealized appreciation (depreciation) on:
Investments	369,986

Net realized and change in unrealized gain (loss)	442,261

Net increase (decrease) in net assets resulting from operations	$482,428

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$40,167	$16,085
Net realized gain (loss)	72,275	(17,946)
Net change in unrealized appreciation (depreciation)	369,986	(327,550)

Net increase (decrease) in net assets resulting from operations	482,428	(329,411)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(16,056)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(16,056)

Capital share transactions:
Proceeds from shares sold	3,642,201	2,748,829
Dividends and/or distributions reinvested	—	16,056
Cost of shares redeemed	(125,119)	(336,893)

Net increase (decrease) in net assets resulting from capital share transactions	3,517,082	2,427,992

Net increase (decrease) in net assets	3,999,510	2,082,525

Net assets:
Beginning of period/year	3,103,920	1,021,395

End of period/year	$7,103,430	$3,103,920

Capital share transactions - shares:
Shares issued	363,600	277,128
Shares reinvested	—	1,520
Shares redeemed	(12,468)	(34,380)

Net increase (decrease) in shares outstanding	351,132	244,268

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$9.02		$10.21	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.12	0.02
Net realized and unrealized gain (loss)	1.12		(1.22)	0.19

Total investment operations	1.19		(1.10)	0.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.02)	—
Net realized gains	—		(0.07)	—

Total dividends and/or distributions to shareholders	—		(0.09)	—

Net asset value, end of period/year	$10.21		$9.02	$10.21

Total return	13.19	%(C)	(10.86)%	2.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,103		$3,104	$1,021
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.64	%(D)	3.27%	15.95	%(D)
Including waiver and/or reimbursement and recapture	1.20	%(D)	1.20%	1.20	%(D)
Net investment income (loss) to average net assets	1.53	%(D)	1.15%	0.77	%(D)
Portfolio turnover rate	87	%(C)	159%	53	%(C)

(A)	Commenced operations on September 29, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Levin Large Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $14.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.68%
Over $750 million up to $1 billion	0.65
Over $1 billion up to $2 billion	0.63
Over $2 billion up to $3 billion	0.60
Over $3 billion	0.58

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.20%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2017	2018	2019	Total
$ 36,571	$ 32,889	$ 12,640	$ 82,100

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 7,959,443	$ —	$ 4,472,362	$ —

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 6,940,511	$ 323,313	$ (269,482)	$ 53,831

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Levin Large Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Levin Easterly Partners LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-year period. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Levin Large Cap Value VP

SUB-ADVISORY AGREEMENT — CONTRACT APPROVAL

On March 29, 2019, Levin Capital Strategies, LP (“Levin”) transferred investment management services for Transamerica Levin Large Cap Value VP (the “Portfolio”) to Levin Easterly Partners LLC (“Easterly”) an affiliate of Easterly Partners Group, pursuant to a transaction in which certain senior professionals with Levin, including those who had been providing services to the Portfolio, became employees of Easterly and were granted a 35% equity interest in the firm (the “Easterly Transaction”). The Easterly Transaction automatically terminated the existing sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”) and the Portfolio.

In anticipation of the closing of the Easterly Transaction, the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”), at a meeting held on March 6-7, 2019, considered the appointment of Easterly as the sub-adviser to the Portfolio. Following their review and consideration, the Trustees determined that the terms of the proposed sub-advisory agreement between TAM and Easterly, with respect to the Portfolio (the “New Sub-Advisory Agreement”), were reasonable and in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Easterly Transaction.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees had requested and received from TAM and Levin certain materials and information in advance of their meeting at which the New Sub-Advisory Agreement was approved. In addition, the Independent Trustees consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Trustees’ deliberations.

Among other matters, the Trustees considered:

(a)        that Easterly’s purchase of the portion of Levin’s business that serves the Portfolio is not expected to result in any diminution in the nature, extent and quality of sub-advisory services provided to the Portfolio and its investors, including compliance services;

(b)        that as part of the Easterly Transaction, Easterly is expected to acquire all of the same investment processes, key personnel and operations systems supporting the Portfolio’s investment strategies as were in place prior to the Easterly Transaction;

(c)        that Levin believes the Easterly Transaction is in the best interest of its clients, prospective clients and employees;

(d)        that TAM believes Easterly will have the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on an assessment of the planned Easterly Transaction and the organization of Easterly, its investment personnel, and the sub-advisory services to be provided following the Easterly Transaction; and

(e)        that the New Sub-Advisory Agreement will not result in any change in the rate of sub-advisory fees payable by TAM to Easterly.

In approving the New Sub-Advisory Agreement, the Trustees also relied, as to Easterly’s services, fees, profitability and fallout benefits, on their prior deliberations in approving the continuance of the sub-advisory agreement, in June of 2018, as supplemented by the new information concerning the Easterly Transaction. With respect to other matters, such as TAM’s profitability in operating the Portfolio with Easterly as its sub-adviser, they relied in part upon their prior deliberations in approving the continuance of the management agreement with TAM in June of 2018.

In their deliberations, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Trustees based their decisions on the considerations discussed above, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Portfolio and the contract holders and unanimously approved the New Sub-Advisory Agreement to take effect upon the closing of the Easterly Transaction.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,112.00	$2.46	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.6%
U.S. Equity Funds	37.3
International Equity Funds	8.3
Repurchase Agreement	4.8
International Fixed Income Fund	2.0
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.2%
International Equity Funds - 4.0%
iShares Edge MSCI Min Vol EAFE ETF	24,934	$ 1,811,206
Vanguard FTSE All-World ex-US ETF	45,459	2,317,954

		4,129,160

U.S. Fixed Income Fund - 3.2%
iShares 20+ Year Treasury Bond ETF	24,835	3,298,337

Total Exchange-Traded Funds (Cost $6,933,243)		7,427,497

INVESTMENT COMPANIES - 88.0%
International Equity Funds - 4.3%
Transamerica International Equity (A)	75,093	1,293,097
Transamerica International Growth (A)	439,373	3,154,698

		4,447,795

International Fixed Income Fund - 2.0%
Transamerica Inflation Opportunities (A)	201,298	2,053,237

U.S. Equity Funds - 37.3%
Madison Dividend Income Fund	300,725	8,119,582
Madison Investors Fund	531,858	12,211,463
Madison Mid Cap Fund	419,116	4,643,810
Transamerica JPMorgan Enhanced Index VP (A)	5,282	120,212
Transamerica Large Cap Value (A)	190,043	2,130,387
Transamerica Small/Mid Cap Value VP (A)	5,154	102,919
Transamerica WMC US Growth VP (A)	331,756	11,044,156

		38,372,529

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 44.4%
Madison Core Bond Fund	1,438,404	$ 14,542,266
Transamerica Core Bond (A)	1,817,314	18,354,871
Transamerica Short-Term Bond (A)	1,268,748	12,776,292

		45,673,429

Total Investment Companies (Cost $87,096,584)		90,546,990

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $4,926,549 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $5,025,451.	$ 4,925,954	4,925,954

Total Repurchase Agreement (Cost $4,925,954)		4,925,954

Total Investments (Cost $98,955,781)		102,900,441
Net Other Assets (Liabilities) - (0.0)% (C)		(17,825)

Net Assets - 100.0%		$ 102,882,616

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$7,427,497	$—	$—	$7,427,497
Investment Companies	90,546,990	—	—	90,546,990
Repurchase Agreement	—	4,925,954	—	4,925,954

Total Investments	$97,974,487	$4,925,954	$—	$102,900,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$16,723,196	$2,119,838	$(1,324,849)	$(14,924)	$851,610	$18,354,871	1,817,314	$263,655	$—
Transamerica Inflation Opportunities	3,032,071	9,968	(1,125,176)	(19,702)	156,076	2,053,237	201,298	9,968	—
Transamerica International Equity	4,047,318	250,000	(3,329,296)	(488,945)	814,020	1,293,097	75,093	—	—
Transamerica International Growth	4,110,598	250,000	(1,741,397)	(596,199)	1,131,696	3,154,698	439,373	—	—
Transamerica JPMorgan Enhanced Index VP	101,937	—	—	—	18,275	120,212	5,282	—	—
Transamerica Large Cap Value	3,340,614	882,662	(2,518,799)	(359,415)	785,325	2,130,387	190,043	32,662	—
Transamerica Short-Term Bond	12,594,254	1,621,071	(1,702,224)	(25,337)	288,528	12,776,292	1,268,748	170,753	—
Transamerica Small/Mid Cap Value VP	470,423	—	(431,281)	(30,493)	94,270	102,919	5,154	—	—
Transamerica WMC US Growth VP	9,127,191	1,125,000	(1,267,285)	149,115	1,910,135	11,044,156	331,756	—	—

Total	$53,547,602	$6,258,539	$(13,440,307)	$(1,385,900)	$6,049,935	$51,029,869	4,334,061	$477,038	$—

(B)	Rate disclosed reflects the yield at June 30, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $49,519,920)	$51,029,869
Unaffiliated investments, at value (cost $44,509,907)	46,944,618
Repurchase agreement, at value (cost $4,925,954)	4,925,954
Receivables and other assets:
Investments sold	2,107
Dividends and/or distributions	156,620
Interest	198
Prepaid expenses	392

Total assets	103,059,758

Liabilities:
Payables and other liabilities:
Investments purchased	93,620
Shares of beneficial interest redeemed	28,517
Investment management fees	14,071
Distribution and service fees	19,543
Transfer agent costs	285
Trustees, CCO and deferred compensation fees	629
Audit and tax fees	9,031
Custody fees	4,027
Legal fees	1,411
Printing and shareholder reports fees	2,040
Other accrued expenses	3,968

Total liabilities	177,142

Net assets	$102,882,616

Net assets consist of:
Capital stock ($0.01 par value)	$86,327
Additional paid-in capital	92,791,225
Total distributable earnings (accumulated losses)	10,005,064

Net assets	$102,882,616

Shares outstanding	8,632,665

Net asset value and offering price per share	$11.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$477,038
Dividend income from unaffiliated investments	438,280
Interest income from unaffiliated investments	15,388

Total investment income	930,706

Expenses:
Investment management fees	89,311
Distribution and service fees	124,043
Transfer agent costs	756
Trustees, CCO and deferred compensation fees	1,538
Audit and tax fees	8,840
Custody fees	1,267
Legal fees	2,620
Printing and shareholder reports fees	1,902
Other	3,949

Total expenses	234,226

Net investment income (loss)	696,480

Net realized gain (loss) on:
Affiliated investments	(1,385,900)
Unaffiliated investments	21,882

Net realized gain (loss)	(1,364,018)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	6,049,935
Unaffiliated investments	5,404,650

Net change in unrealized appreciation (depreciation)	11,454,585

Net realized and change in unrealized gain (loss)	10,090,567

Net increase (decrease) in net assets resulting from operations	$10,787,047

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$696,480	$2,060,222
Net realized gain (loss)	(1,364,018)	6,062,747
Net change in unrealized appreciation (depreciation)	11,454,585	(12,096,057)

Net increase (decrease) in net assets resulting from operations	10,787,047	(3,973,088)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,323,240)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(4,323,240)

Capital share transactions:
Proceeds from shares sold	974,371	1,132,099
Dividends and/or distributions reinvested	—	4,323,240
Cost of shares redeemed	(6,658,618)	(11,084,117)

Net increase (decrease) in net assets resulting from capital share transactions	(5,684,247)	(5,628,778)

Net increase (decrease) in net assets	5,102,800	(13,925,106)

Net assets:
Beginning of period/year	97,779,816	111,704,922

End of period/year	$102,882,616	$97,779,816

Capital share transactions - shares:
Shares issued	84,242	98,659
Shares reinvested	—	380,232
Shares redeemed	(583,737)	(968,851)

Net increase (decrease) in shares outstanding	(499,495)	(489,960)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.71		$11.61	$10.61	$10.49		$11.56	$11.53

Investment operations:
Net investment income (loss) (A)	0.08		0.22	0.21	0.19	(B)	0.22	0.26
Net realized and unrealized gain (loss)	1.13		(0.64)	0.99	0.37		(0.31)	0.40

Total investment operations	1.21		(0.42)	1.20	0.56		(0.09)	0.66

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.20)	(0.20)		(0.21)	(0.08)
Net realized gains	—		(0.25)	—	(0.24)		(0.77)	(0.55)

Total dividends and/or distributions to shareholders	—		(0.48)	(0.20)	(0.44)		(0.98)	(0.63)

Net asset value, end of period/year	$11.92		$10.71	$11.61	$10.61		$10.49	$11.56

Total return	11.20	%(C)	(3.87)%	11.41%	5.25%		(0.73)%	5.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,883		$97,780	$111,705	$105,056		$98,558	$94,841
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.47	%(E)	0.48%	0.48%	0.47%		0.47%	0.49%
Including waiver and/or reimbursement and recapture	0.47	%(E)	0.48%	0.48%	0.47	%(B)	0.47%	0.49%
Net investment income (loss) to average net assets	1.40	%(E)	1.93%	1.89%	1.82	%(B)	1.94%	2.19%
Portfolio turnover rate	15	%(C)	73%	57%	63%		60%	131%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.18% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 15,037,169	$ 22,345,746

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 98,955,781	$ 4,172,057	$ (227,397)	$ 3,944,660

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT (continued)

Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Balanced Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”). At the same meeting, the Board, including the independent members of the Board (the “Independent Trustees”), also reviewed and approved the proposed reorganization of the Portfolio into Transamerica JPMorgan Asset Allocation – Moderate VP.

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the Independent Trustees, unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Balanced Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,082.10	$2.53	$1,022.40	$2.46	0.49%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	65.5%
U.S. Equity Funds	22.3
International Equity Funds	4.8
International Fixed Income Fund	4.2
Repurchase Agreement	3.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.7%
International Equity Funds - 3.2%
iShares Edge MSCI Min Vol EAFE ETF	12,880	$ 935,603
Vanguard FTSE All-World ex-US ETF	21,142	1,078,031

		2,013,634

U.S. Fixed Income Fund - 4.5%
iShares 20+ Year Treasury Bond ETF	21,620	2,871,352

Total Exchange-Traded Funds (Cost $4,519,207)		4,884,986

INVESTMENT COMPANIES - 89.1%
International Equity Funds - 1.6%
Transamerica International Equity (A)	19,599	337,498
Transamerica International Growth (A)	95,370	684,757

		1,022,255

International Fixed Income Fund - 4.2%
Transamerica Inflation Opportunities (A)	264,074	2,693,551

U.S. Equity Funds - 22.3%
Madison Dividend Income Fund	138,934	3,751,227
Madison Investors Fund	219,440	5,038,341
Madison Mid Cap Fund	72,595	804,349
Transamerica Large Cap Value (A)	56,672	635,298
Transamerica Small/Mid Cap Value VP (A)	3,043	60,777
Transamerica WMC US Growth VP (A)	115,430	3,842,677

		14,132,669

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 61.0%
Madison Core Bond Fund	1,256,549	$ 12,703,709
Transamerica Core Bond (A)	1,351,569	13,650,842
Transamerica Short-Term Bond (A)	1,222,427	12,309,836

		38,664,387

Total Investment Companies (Cost $55,109,104)		56,512,862

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $2,036,561 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $2,077,450.	$ 2,036,315	2,036,315

Total Repurchase Agreement (Cost $2,036,315)		2,036,315

Total Investments (Cost $61,664,626)		63,434,163
Net Other Assets (Liabilities) - (0.0)% (C)		(9,564)

Net Assets - 100.0%		$ 63,424,599

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,884,986	$—	$—	$4,884,986
Investment Companies	56,512,862	—	—	56,512,862
Repurchase Agreement	—	2,036,315	—	2,036,315

Total Investments	$61,397,848	$2,036,315	$—	$63,434,163

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$13,188,643	$1,456,663	$(1,630,620)	$(26,119)	$662,275	$13,650,842	1,351,569	$206,663	$—
Transamerica Inflation Opportunities	4,114,038	13,076	(1,614,863)	(31,623)	212,923	2,693,551	264,074	13,076	—
Transamerica International Equity	1,139,867	—	(875,662)	(129,125)	202,418	337,498	19,599	—	—
Transamerica International Growth	1,131,190	—	(564,601)	(210,518)	328,686	684,757	95,370	—	—
Transamerica Large Cap Value	618,285	517,831	(595,423)	(92,385)	186,990	635,298	56,672	6,306	—
Transamerica Short-Term Bond	12,284,892	1,069,437	(1,302,530)	(16,626)	274,663	12,309,836	1,222,427	169,242	—
Transamerica Small/Mid Cap Value VP	140,864	—	(99,170)	(8,095)	27,178	60,777	3,043	—	—
Transamerica WMC US Growth VP	3,115,619	675,000	(680,247)	5,208	727,097	3,842,677	115,430	—	—

Total	$35,733,398	$3,732,007	$(7,363,116)	$(509,283)	$2,622,230	$34,215,236	3,128,184	$395,287	$—

(B)	Rate disclosed reflects the yield at June 30, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $33,548,491)	$34,215,236
Unaffiliated investments, at value (cost $26,079,820)	27,182,612
Repurchase agreement, at value (cost $2,036,315)	2,036,315
Receivables and other assets:
Investments sold	2,031
Dividends and/or distributions	112,725
Interest	82
Prepaid expenses	257

Total assets	63,549,258

Liabilities:
Payables and other liabilities:
Investments purchased	71,114
Shares of beneficial interest redeemed	15,118
Investment management fees	8,700
Distribution and service fees	12,083
Transfer agent costs	179
Trustees, CCO and deferred compensation fees	418
Audit and tax fees	8,638
Custody fees	3,435
Legal fees	894
Printing and shareholder reports fees	1,317
Other accrued expenses	2,763

Total liabilities	124,659

Net assets	$63,424,599

Net assets consist of:
Capital stock ($0.01 par value)	$55,956
Additional paid-in capital	58,705,086
Total distributable earnings (accumulated losses)	4,663,557

Net assets	$63,424,599

Shares outstanding	5,595,553

Net asset value and offering price per share	$11.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$395,287
Dividend income from unaffiliated investments	310,745
Interest income from unaffiliated investments	8,378

Total investment income	714,410

Expenses:
Investment management fees	55,802
Distribution and service fees	77,502
Transfer agent costs	477
Trustees, CCO and deferred compensation fees	976
Audit and tax fees	8,516
Custody fees	530
Legal fees	1,655
Printing and shareholder reports fees	1,401
Other	5,580

Total expenses	152,439

Net investment income (loss)	561,971

Net realized gain (loss) on:
Affiliated investments	(509,283)
Unaffiliated investments	(102,930)

Net realized gain (loss)	(612,213)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,622,230
Unaffiliated investments	2,741,573

Net change in unrealized appreciation (depreciation)	5,363,803

Net realized and change in unrealized gain (loss)	4,751,590

Net increase (decrease) in net assets resulting from operations	$5,313,561

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$561,971	$1,327,654
Net realized gain (loss)	(612,213)	2,245,906
Net change in unrealized appreciation (depreciation)	5,363,803	(5,138,202)

Net increase (decrease) in net assets resulting from operations	5,313,561	(1,564,642)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,781,288)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(1,781,288)

Capital share transactions:
Proceeds from shares sold	72,660	768,724
Dividends and/or distributions reinvested	—	1,781,288
Cost of shares redeemed	(4,656,061)	(7,439,134)

Net increase (decrease) in net assets resulting from capital share transactions	(4,583,401)	(4,889,122)

Net increase (decrease) in net assets	730,160	(8,235,052)

Net assets:
Beginning of period/year	62,694,439	70,929,491

End of period/year	$63,424,599	$62,694,439

Capital share transactions - shares:
Shares issued	6,682	71,061
Shares reinvested	—	165,394
Shares redeemed	(427,433)	(687,713)

Net increase (decrease) in shares outstanding	(420,751)	(451,258)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.42		$10.97	$10.34	$10.21		$10.94	$11.04

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.20	0.19	(B)	0.22	0.20
Net realized and unrealized gain (loss)	0.81		(0.46)	0.64	0.23		(0.29)	0.32

Total investment operations	0.91		(0.25)	0.84	0.42		(0.07)	0.52

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.21)	(0.21)		(0.19)	(0.15)
Net realized gains	—		(0.07)	—	(0.08)		(0.47)	(0.47)

Total dividends and/or distributions to shareholders	—		(0.30)	(0.21)	(0.29)		(0.66)	(0.62)

Net asset value, end of period/year	$11.33		$10.42	$10.97	$10.34		$10.21	$10.94

Total return	8.73	%(C)	(2.42)%	8.22%	4.09%		(0.66)%	4.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,425		$62,694	$70,929	$72,999		$74,096	$74,680
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.49	%(E)	0.49%	0.48%	0.48%		0.48%	0.49%
Including waiver and/or reimbursement and recapture	0.49	%(E)	0.49%	0.48%	0.48	%(B)	0.48%	0.49%
Net investment income (loss) to average net assets	1.81	%(E)	1.98%	1.91%	1.79	%(B)	2.06%	1.84%
Portfolio turnover rate	13	%(C)	54%	48%	69%		68%	128%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.18% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.60%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 8,366,129	$ 12,814,027

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 61,664,626	$ 1,822,308	$ (52,771)	$ 1,769,537

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT (continued)

Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Conservative Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”). At the same meeting, the Board, including the independent members of the Board (the “Independent Trustees”), also reviewed and approved the proposed reorganization of the Portfolio into Transamerica JPMorgan Asset Allocation – Conservative VP.

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the Independent Trustees, unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Conservative Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Service Class	$1,000.00	$1,100.50	$5.42	$1,019.60	$5.21	1.04%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	41.3%
U.S. Government Obligations	21.1
Corporate Debt Securities	18.1
U.S. Government Agency Obligations	10.3
Repurchase Agreement	5.1
Asset-Backed Securities	2.7
Municipal Government Obligations	0.8
Mortgage-Backed Securities	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 41.3%
Aerospace & Defense - 1.7%
General Dynamics Corp.	8,200	$ 1,490,924
United Technologies Corp.	10,500	1,367,100

		2,858,024

Banks - 3.1%
JPMorgan Chase & Co.	22,000	2,459,600
PNC Financial Services Group, Inc.	6,000	823,680
US Bancorp	34,500	1,807,800

		5,091,080

Beverages - 1.2%
PepsiCo, Inc.	15,500	2,032,515

Biotechnology - 0.4%
Amgen, Inc.	4,000	737,120

Capital Markets - 2.0%
BlackRock, Inc.	4,400	2,064,920
Northern Trust Corp.	14,500	1,305,000

		3,369,920

Chemicals - 1.3%
Linde PLC	10,500	2,108,400

Communications Equipment - 1.3%
Cisco Systems, Inc.	40,500	2,216,565

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	43,500	2,485,155

Electric Utilities - 0.9%
NextEra Energy, Inc.	7,500	1,536,450

Electrical Equipment - 0.5%
Emerson Electric Co.	12,500	834,000

Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity, Ltd.	8,000	766,240

Food Products - 2.1%
Hershey Co.	10,000	1,340,300
Nestle SA, ADR	21,500	2,223,100

		3,563,400

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	20,000	1,947,800

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	10,300	2,138,898
Starbucks Corp.	17,500	1,467,025

		3,605,923

Household Products - 0.9%
Procter & Gamble Co.	13,500	1,480,275

Insurance - 2.2%
Chubb, Ltd.	10,500	1,546,545
Travelers Cos., Inc.	13,500	2,018,520

		3,565,065

IT Services - 1.7%
Accenture PLC, Class A	5,100	942,327
Automatic Data Processing, Inc.	5,400	892,782
Paychex, Inc.	11,500	946,335

		2,781,444

Machinery - 1.2%
Caterpillar, Inc.	14,300	1,948,947

Media - 1.6%
Comcast Corp., Class A	64,500	2,727,060

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Dominion Energy, Inc.	14,000	$ 1,082,480

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	15,000	1,866,600
Exxon Mobil Corp.	30,000	2,298,900

		4,165,500

Pharmaceuticals - 3.9%
Johnson & Johnson	13,000	1,810,640
Merck & Co., Inc.	22,000	1,844,700
Novartis AG, ADR	15,900	1,451,829
Pfizer, Inc.	32,500	1,407,900

		6,515,069

Road & Rail - 0.7%
Union Pacific Corp.	7,000	1,183,770

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	14,500	1,636,615
Texas Instruments, Inc.	19,000	2,180,440

		3,817,055

Software - 1.0%
Microsoft Corp.	12,800	1,714,688

Specialty Retail - 1.6%
Home Depot, Inc.	6,800	1,414,196
TJX Cos., Inc.	24,000	1,269,120

		2,683,316

Trading Companies & Distributors - 1.1%
Fastenal Co.	56,000	1,825,040

Total Common Stocks (Cost $53,721,301)		68,642,301

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
American Express Credit Account Master Trust Series 2017-1, Class B, 2.10%, 09/15/2022	$ 500,000	499,028
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1-Month LIBOR + 0.32%, 2.71% (A), 05/15/2023 (B)	175,000	175,120
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 06/15/2023	200,000	203,395
Chesapeake Funding II LLC
Series 2017-4A, Class A1, 2.12%, 11/15/2029 (B)	321,285	320,333
Series 2018-1A, Class A1, 3.04%, 04/15/2030 (B)	398,458	402,343
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (B)	133,098	134,858
Series 2018-3A, Class B, 3.62%, 01/15/2031 (B)	100,000	103,530
CNH Equipment Trust Series 2019-A, Class A4, 3.22%, 01/15/2026	130,000	134,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust Series 2017-2, Class A2A, 1.97%, 02/24/2020 (B)	$ 7,669	$ 7,667
Enterprise Fleet Financing LLC
Series 2017-3, Class A2, 2.13%, 05/22/2023 (B)	421,715	420,960
Series 2017-3, Class A3, 2.36%, 05/20/2023 (B)	105,000	104,539
Evergreen Credit Card Trust Series 2019-1, Class B, 3.59%, 01/15/2023 (B)	110,000	111,609
John Deere Owner Trust Series 2018-B, Class A3, 3.08%, 11/15/2022	200,000	202,696
Synchrony Credit Card Master Note Trust Series 2017-1, Class B, 2.19%, 06/15/2023	500,000	498,942
Verizon Owner Trust
Series 2017-1A, Class A, 2.06%, 09/20/2021 (B)	530,290	529,565
Series 2018-A, Class A1A, 3.23%, 04/20/2023	360,000	366,934
Wheels SPV 2 LLC Series 2019-1A, Class A2, 2.30%, 05/22/2028 (B)	300,000	300,049

Total Asset-Backed Securities (Cost $4,463,519)		4,516,147

CORPORATE DEBT SECURITIES - 18.1%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.93%, 01/15/2025	250,000	254,624

Banks - 3.3%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	504,998
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	307,402
Bank of Montreal 1.90%, 08/27/2021, MTN	250,000	248,417
3.30%, 02/05/2024, MTN	165,000	171,144
Citigroup, Inc. Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	429,703
Fifth Third Bank 3.35%, 07/26/2021	250,000	255,295
Huntington National Bank 3.55%, 10/06/2023	500,000	523,436
JPMorgan Chase & Co. 2.97%, 01/15/2023	250,000	253,628
3.13%, 01/23/2025	400,000	411,329
KeyCorp 5.10%, 03/24/2021, MTN	750,000	784,117
PNC Bank NA 2.45%, 07/28/2022	250,000	252,582
PNC Financial Services Group, Inc. 3.45%, 04/23/2029	500,000	526,043

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Financial Corp. 2.75%, 08/14/2022 (C)	$ 300,000	$ 302,163
3.20%, 02/08/2021	250,000	252,708
Zions Bancorp NA 3.50%, 08/27/2021 (C)	250,000	255,159

		5,478,124

Beverages - 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	75,000	83,507

Biotechnology - 0.1%
AbbVie, Inc. 3.75%, 11/14/2023	225,000	234,255

Capital Markets - 1.0%
Bank of New York Mellon Corp. 2.20%, 08/16/2023, MTN	100,000	99,479
Cboe Global Markets, Inc. 3.65%, 01/12/2027	235,000	246,704
Goldman Sachs Group, Inc. Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	511,698
Intercontinental Exchange, Inc. 2.35%, 09/15/2022	300,000	300,171
Morgan Stanley 3.88%, 01/27/2026, MTN	250,000	265,753
4.30%, 01/27/2045	250,000	274,576

		1,698,381

Chemicals - 0.1%
DuPont de Nemours, Inc. 4.73%, 11/15/2028	175,000	198,166

Consumer Finance - 0.8%
American Express Co. 2.50%, 08/01/2022	200,000	201,270
4.20%, 11/06/2025	400,000	436,873
Capital One Financial Corp. 3.30%, 10/30/2024	500,000	512,877
General Motors Financial Co., Inc. 3.20%, 07/06/2021	50,000	50,439
Synchrony Financial 3.70%, 08/04/2026	100,000	99,259

		1,300,718

Containers & Packaging - 0.4%
WRKCo, Inc. 3.75%, 03/15/2025	300,000	311,250
3.90%, 06/01/2028	325,000	334,118

		645,368

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. 3.13%, 03/15/2026	100,000	103,522
National Rural Utilities Cooperative Finance Corp. 4.30%, 03/15/2049	150,000	169,733

		273,255

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 02/15/2022	$ 400,000	$ 406,399
4.75%, 05/15/2046	75,000	79,201
Verizon Communications, Inc. 3.88%, 02/08/2029	250,000	268,156
4.33%, 09/21/2028	478,000	529,718
4.40%, 11/01/2034	300,000	332,586

		1,616,060

Electric Utilities - 0.3%
Duke Energy Corp. 3.75%, 09/01/2046	250,000	243,740
PacifiCorp 4.15%, 02/15/2050	200,000	222,782

		466,522

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	292,000	303,864
4.00%, 12/21/2025 (B)	20,000	21,170

		325,034

Equity Real Estate Investment Trusts - 1.1%
Brixmor Operating Partnership, LP 3.65%, 06/15/2024	250,000	255,415
HCP, Inc. 3.25%, 07/15/2026 (D)	600,000	604,691
Simon Property Group, LP 3.38%, 03/15/2022	750,000	770,324
Welltower, Inc. 4.50%, 01/15/2024	200,000	214,769

		1,845,199

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	250,000	252,383
4.50%, 11/18/2034	300,000	308,167

		560,550

Food Products - 0.4%
Bunge, Ltd. Finance Corp. 3.25%, 08/15/2026	31,000	29,969
ConAgra Brands, Inc. 4.60%, 11/01/2025	250,000	272,151
Mars, Inc. 3.95%, 04/01/2049 (B)	300,000	322,783

		624,903

Health Care Providers & Services - 0.7%
Cigna Corp.
4.38%, 10/15/2028 (B)	50,000	53,943
4.90%, 12/15/2048 (B)	100,000	108,734
CVS Health Corp. 5.13%, 07/20/2045	250,000	266,604
Humana, Inc. 2.50%, 12/15/2020	250,000	250,133
UnitedHealth Group, Inc. 2.88%, 03/15/2023	500,000	509,618

		1,189,032

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp. 4.88%, 12/09/2045, MTN	250,000	287,015

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.50%, 12/01/2024	$ 200,000	$ 204,635

Insurance - 0.6%
Aflac, Inc. 3.63%, 11/15/2024	300,000	317,531
4.75%, 01/15/2049	250,000	294,188
American International Group, Inc. 4.75%, 04/01/2048	300,000	331,144

		942,863

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.80%, 08/22/2024	300,000	309,867

IT Services - 0.4%
Fidelity National Information Services, Inc. 4.75%, 05/15/2048	300,000	334,843
Fiserv, Inc. 3.50%, 07/01/2029	400,000	411,153

		745,996

Media - 0.8%
Comcast Corp.
4.15%, 10/15/2028	350,000	385,753
5.15%, 03/01/2020	475,000	483,512
Discovery Communications LLC 5.00%, 09/20/2037	250,000	261,142
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.60%, 04/15/2026	260,000	265,972

		1,396,379

Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets America, Inc. 3.12%, 05/04/2026	200,000	203,810
ConocoPhillips Co. 4.15%, 11/15/2034	129,000	138,646
Energy Transfer Operating, LP 5.25%, 04/15/2029	100,000	111,734
Enterprise Products Operating LLC 3.75%, 02/15/2025	400,000	423,164
5.20%, 09/01/2020	300,000	309,647
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	258,894
Kinder Morgan, Inc. 5.55%, 06/01/2045	450,000	520,707
Marathon Oil Corp. 2.70%, 06/01/2020	250,000	250,228
Marathon Petroleum Corp. 3.80%, 04/01/2028	300,000	304,921
MPLX, LP 4.80%, 02/15/2029	150,000	165,210
Phillips 66 4.65%, 11/15/2034	400,000	445,222
Saudi Arabian Oil Co. 3.50%, 04/16/2029 (B)	250,000	253,217
Valero Energy Corp. 6.63%, 06/15/2037	250,000	316,729
Valero Energy Partners, LP 4.50%, 03/15/2028	400,000	424,204

		4,126,333

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. 3.40%, 07/26/2029 (B)	$ 325,000	$ 340,256
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	200,000	199,690
Zoetis, Inc. 3.00%, 09/12/2027	500,000	499,537

		1,039,483

Road & Rail - 0.2%
Norfolk Southern Corp. 3.25%, 12/01/2021	400,000	407,877

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	175,000	202,220
Intel Corp. 3.30%, 10/01/2021	925,000	950,943
3.73%, 12/08/2047	400,000	418,288

		1,571,451

Software - 0.8%
Citrix Systems, Inc. 4.50%, 12/01/2027	70,000	72,430
Oracle Corp. 4.00%, 07/15/2046	325,000	348,440
salesforce.com, Inc.
3.25%, 04/11/2023	500,000	518,941
3.70%, 04/11/2028	300,000	323,441

		1,263,252

Specialty Retail - 0.3%
Lowe’s Cos., Inc. 4.55%, 04/05/2049	400,000	429,433

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp. 8.35%, 07/15/2046 (B)	75,000	94,687

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.63%, 04/01/2027	200,000	201,026
3.75%, 02/01/2022	300,000	306,628

		507,654

Total Corporate Debt Securities (Cost $28,566,979)		30,120,623

MORTGAGE-BACKED SECURITIES - 0.3%
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A2, 2.66%, 02/15/2048	451,472	450,618
WFRBS Commercial Mortgage Trust Series 2014-LC14, Class A2, 2.86%, 03/15/2047	14,376	14,361

Total Mortgage-Backed Securities (Cost $462,624)		464,979

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.1%
Rancho Water District Financing Authority, Revenue Bonds, Series A, 6.34%, 08/01/2040	185,000	193,012

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	$ 35,000	$ 35,105

New York - 0.6%
Metropolitan Transportation Authority, Revenue Bonds, 6.55%, 11/15/2031	340,000	442,279
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 6.27%, 08/01/2039	500,000	501,605

		943,884

Oregon - 0.1%
Washington County School District No. 1, General Obligation Limited, 4.36%, 06/30/2034	200,000	216,928

Total Municipal Government Obligations (Cost $1,445,854)		1,388,929

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp. 3.00%, 09/01/2042 - 10/01/2046	1,483,621	1,508,882
3.50%, 11/01/2040 - 12/01/2047	1,990,563	2,057,375
4.00%, 04/01/2033 - 03/01/2047	968,508	1,013,785
4.50%, 02/01/2025 - 05/01/2048	1,187,950	1,263,354
5.50%, 01/01/2037	50,060	55,645
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.65%, 08/25/2026	500,000	510,598
2.98%, 11/25/2025	350,000	361,541
3.12%, 06/25/2027	750,000	787,282
Federal Home Loan Mortgage Corp. REMIC 5.00%, 07/15/2036	185,683	204,407
Federal National Mortgage Association 2.48% (A), 03/25/2023	294,912	297,191
3.00%, 09/01/2030 - 03/01/2043	1,415,718	1,443,628
3.06% (A), 09/25/2027	690,138	716,292
3.20% (A), 11/25/2027	500,000	522,746
3.50%, 12/01/2031 - 12/01/2047	2,467,674	2,551,085
4.00%, 02/01/2035 - 11/01/2048	2,695,859	2,820,618
4.50%, 03/01/2039 - 07/01/2041	117,600	126,300
5.00%, 07/01/2035	4,950	5,410
Federal National Mortgage Association REMIC 2.50%, 04/25/2040	74,920	75,267
3.50%, 04/25/2031	392,240	411,111
FREMF Mortgage Trust Series 2015-K721, Class B, 3.68% (A), 11/25/2047 (B)	274,000	280,939
Government National Mortgage Association 3.50%, 12/15/2042	106,148	110,221
4.00%, 12/15/2039	11,555	12,277
4.50%, 08/15/2040	8,292	8,939

Total U.S. Government Agency Obligations (Cost $16,994,512)		17,144,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury - 21.1%
U.S. Treasury Bond 2.50%, 02/15/2045	$ 1,000,000	$ 996,211
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,625,627
3.00%, 05/15/2047 - 02/15/2048	2,000,000	2,190,703
3.38%, 11/15/2048	1,270,000	1,494,979
3.75%, 08/15/2041	600,000	736,641
4.38%, 05/15/2041	500,000	667,656
U.S. Treasury Note 1.50%, 08/15/2026	2,000,000	1,949,141
1.63%, 08/15/2022	2,725,000	2,716,697
2.00%, 07/31/2020 - 08/15/2025	9,250,000	9,305,449
2.13%, 03/31/2024	2,250,000	2,287,617
2.25%, 11/15/2025	500,000	512,051
2.38%, 05/15/2027	1,000,000	1,033,867
2.63%, 11/15/2020 - 02/15/2029	3,870,000	3,992,520
2.88%, 05/15/2028	1,750,000	1,879,131
3.13%, 05/15/2021	3,500,000	3,586,133

Total U.S. Government Obligations (Cost $33,760,829)		34,974,423

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (F)	422,825	$ 422,825

Total Other Investment Company (Cost $422,825)		422,825

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $8,402,214 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $8,571,955.	$ 8,401,199	8,401,199

Total Repurchase Agreement (Cost $8,401,199)		8,401,199

Total Investments (Cost $148,239,642)		166,076,319
Net Other Assets (Liabilities) - (0.0)% (E)		(16,787)

Net Assets - 100.0%		$ 166,059,532

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,642,301	$—	$—	$68,642,301
Asset-Backed Securities	—	4,516,147	—	4,516,147
Corporate Debt Securities	—	30,120,623	—	30,120,623
Mortgage-Backed Securities	—	464,979	—	464,979
Municipal Government Obligations	—	1,388,929	—	1,388,929
U.S. Government Agency Obligations	—	17,144,893	—	17,144,893
U.S. Government Obligations	—	34,974,423	—	34,974,423
Other Investment Company	422,825	—	—	422,825
Repurchase Agreement	—	8,401,199	—	8,401,199

Total Investments	$69,065,126	$97,011,193	$—	$166,076,319

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $4,390,166, representing 2.6% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $413,718. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at June 30, 2019.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $139,838,443) (including securities loaned of $413,718)	$157,675,120
Repurchase agreement, at value (cost $8,401,199)	8,401,199
Receivables and other assets:
Investments sold	407,123
Net income from securities lending	36
Shares of beneficial interest sold	360,958
Dividends and/or distributions	45,706
Interest	539,151
Prepaid expenses	634

Total assets	167,429,927

Liabilities:
Cash collateral received upon return of:
Securities on loan	422,825
Payables and other liabilities:
Investments purchased	188,909
When-issued, delayed-delivery, forward and TBA commitments purchased	599,436
Investment management fees	90,854
Distribution and service fees	31,114
Transfer agent costs	310
Trustees, CCO and deferred compensation fees	815
Audit and tax fees	12,784
Custody fees	16,378
Legal fees	1,364
Printing and shareholder reports fees	3,648
Other accrued expenses	1,958

Total liabilities	1,370,395

Net assets	$166,059,532

Net assets consist of:
Capital stock ($0.01 par value)	$120,349
Additional paid-in capital	137,847,287
Total distributable earnings (accumulated losses)	28,091,896

Net assets	$166,059,532

Shares outstanding	12,034,916

Net asset value and offering price per share	$13.80

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$899,150
Interest income	1,282,593
Net income from securities lending	203
Withholding taxes on foreign income	(14,694)

Total investment income	2,167,252

Expenses:
Investment management fees	547,120
Distribution and service fees	187,370
Transfer agent costs	1,038
Trustees, CCO and deferred compensation fees	2,250
Audit and tax fees	12,522
Custody fees	19,777
Legal fees	3,353
Printing and shareholder reports fees	2,931
Other	5,612

Total expenses	781,973

Net investment income (loss)	1,385,279

Net realized gain (loss) on:
Investments	2,356,744

Net change in unrealized appreciation (depreciation) on:
Investments	10,826,643

Net realized and change in unrealized gain (loss)	13,183,387

Net increase (decrease) in net assets resulting from operations	$14,568,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$1,385,279	$2,454,842
Net realized gain (loss)	2,356,744	4,407,127
Net change in unrealized appreciation (depreciation)	10,826,643	(7,815,986)

Net increase (decrease) in net assets resulting from operations	14,568,666	(954,017)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,759,926)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(4,759,926)

Capital share transactions:
Proceeds from shares sold	18,335,745	18,612,115
Dividends and/or distributions reinvested	—	4,759,926
Cost of shares redeemed	(4,572,246)	(11,441,001)

Net increase (decrease) in net assets resulting from capital share transactions	13,763,499	11,931,040

Net increase (decrease) in net assets	28,332,165	6,217,097

Net assets:
Beginning of period/year	137,727,367	131,510,270

End of period/year	$166,059,532	$137,727,367

Capital share transactions - shares:
Shares issued	1,395,470	1,445,625
Shares reinvested	—	372,451
Shares redeemed	(344,731)	(890,298)

Net increase (decrease) in shares outstanding	1,050,739	927,778

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$12.54		$13.08	$12.43	$11.86		$12.20	$11.74

Investment operations:
Net investment income (loss) (A)	0.12		0.23	0.20	0.20	(B)	0.16	0.13
Net realized and unrealized gain (loss)	1.14		(0.32)	0.96	0.61		(0.15)	0.55

Total investment operations	1.26		(0.09)	1.16	0.81		0.01	0.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.21)	(0.16)		(0.12)	(0.08)
Net realized gains	—		(0.26)	(0.30)	(0.08)		(0.23)	(0.14)

Total dividends and/or distributions to shareholders	—		(0.45)	(0.51)	(0.24)		(0.35)	(0.22)

Net asset value, end of period/year	$13.80		$12.54	$13.08	$12.43		$11.86	$12.20

Total return	10.05	%(C)	(0.75)%	9.52%	6.84%		0.15%	5.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,060		$137,727	$131,510	$115,986		$109,733	$105,561
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.03%	1.07%	1.09%		1.09%	1.09%
Including waiver and/or reimbursement and recapture	1.04	%(D)	1.03%	1.07%	1.08	%(B)	1.09%	1.09%
Net investment income (loss) to average net assets	1.85	%(D)	1.80%	1.56%	1.60	%(B)	1.33%	1.12%
Portfolio turnover rate	17	%(C)	33%	25%	29%		18%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $78.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$422,825	$—	$—	$—	$422,825
Total Borrowings	$422,825	$—	$—	$—	$422,825

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2019
Service Class	1.10%	May 1, 2020
Prior to May 1, 2019
Service Class	1.21

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 22,408,882	$ 12,832,156	$ 22,658,329	$ 1,981,581

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 148,239,642	$ 18,300,323	$ (463,646)	$ 17,836,677

8. CHANGE IN ACCOUNTING PRINCIPLE

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

A prior period reclassification amounting to $229,447 has been made as a decrease to Investments, at cost within the Schedule of Investments and Statement of Assets and Liabilities. The reclassification has no effect on the net assets.

Additionally, corresponding current period reclassifications as of June 30, 2019 as shown in the subsequent table have been made to: Investments, at cost within the Schedule of Investments and Statement of Assets and Liabilities; Interest income, Net realized gain (loss) on Investments, and Net Change in unrealized appreciation (depreciation) on investments within the Statement of Operations. The reclassifications decreased Net investment income (loss) within the Statement of Operations, and decreased the Net investment income (loss) per share and Net investment income (loss) ratio per share as displayed in the Financial Highlights. The reclassifications have no effect on the net assets resulting from operations.

Cost of Investments	Increase (Decrease) in Cost	Interest Income	Increase (Decrease) in Interest Income	Net Realized Gain (Loss) on Investments	Increase (Decrease) in Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) on Investments	Increase (Decrease) in Unrealized Appreciation (Depreciation)
$ 153,422	Increase	$ 28,797	Decrease	$ 182,219	Increase	$ 153,422	Decrease

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1- and 3-year periods and below its composite benchmark for the past 5-year period.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,095.10	$1.66	$1,023.20	$1.61	0.32%
Service Class	1,000.00	1,093.70	2.96	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)

Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	44.8%
U.S. Equity Funds	37.3
International Equity Funds	17.2
Other Investment Company	4.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(4.0)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 17.2%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	479,000	$ 23,859,565
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,115,049	103,817,180
Vanguard FTSE Developed Markets ETF (B)	17,718,089	739,021,492
Vanguard FTSE Emerging Markets ETF	3,846,894	163,608,402

		1,030,306,639

U.S. Equity Funds - 37.3%
DeltaShares® S&P 400 Managed Risk ETF (A)	920,383	48,278,874
DeltaShares® S&P 500 Managed Risk ETF (A) (B)	3,726,403	211,687,266
DeltaShares® S&P 600 Managed Risk ETF (A)	311,845	16,601,630
iShares Core S&P Total US Stock Market ETF (B)	7,446,059	496,130,911
Schwab U.S. Broad Market ETF (B)	7,009,314	494,366,916
Vanguard Total Stock Market ETF (B)	6,468,768	970,897,389

		2,237,962,986

U.S. Fixed Income Funds - 44.8%
iShares Core U.S. Aggregate Bond ETF	10,907,017	1,214,496,343
Vanguard Total Bond Market ETF	17,718,574	1,471,881,942

		2,686,378,285

Total Exchange-Traded Funds (Cost $5,516,605,178)		5,954,647,910

	Shares	Value
OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	242,825,563	$ 242,825,563

Total Other Investment Company (Cost $242,825,563)		242,825,563

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $36,593,333 on 07/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 2.88%, due 09/30/2021 - 10/15/2021, and with a total value of $37,321,670.	$ 36,588,912	36,588,912

Total Repurchase Agreement (Cost $36,588,912)		36,588,912

Total Investments (Cost $5,796,019,653)		6,234,062,385
Net Other Assets (Liabilities) - (4.0)%		(242,523,761)

Net Assets - 100.0%		$ 5,991,538,624

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,954,647,910	$—	$—	$5,954,647,910
Other Investment Company	242,825,563	—	—	242,825,563
Repurchase Agreement	—	36,588,912	—	36,588,912

Total Investments	$6,197,473,473	$36,588,912	$—	$6,234,062,385

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$52,405,330	$—	$(8,455,646)	$325,848	$4,003,342	$48,278,874	920,383	$363,458	$—
DeltaShares® S&P 500 Managed Risk ETF	198,081,868	—	(8,208,358)	698,413	21,115,343	211,687,266	3,726,403	1,947,805	—
DeltaShares® S&P 600 Managed Risk ETF	16,980,357	—	(1,312,670)	92,543	841,400	16,601,630	311,845	115,253	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	23,809,797	—	—	49,768	23,859,565	479,000	180,855	—
DeltaShares® S&P International Managed Risk ETF	112,766,180	—	(17,641,874)	(787,161)	9,480,035	103,817,180	2,115,049	2,235,948	—

Total	$380,233,735	$23,809,797	$(35,618,548)	$329,643	$35,489,888	$404,244,515	7,552,680	$4,843,319	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $237,539,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $378,124,705)	$404,244,515
Unaffiliated investments, at value (cost $5,381,306,036) (including securities loaned of $237,539,249)	5,793,228,958
Repurchase agreement, at value (cost $36,588,912)	36,588,912
Receivables and other assets:
Net income from securities lending	19,959
Dividends and/or distributions	4,488,495
Interest	1,474
Prepaid expenses	22,884

Total assets	6,238,595,197

Liabilities:
Cash collateral received upon return of:
Securities on loan	242,825,563
Payables and other liabilities:
Shares of beneficial interest redeemed	1,291,777
Investment management fees	1,366,227
Distribution and service fees	1,134,319
Transfer agent costs	16,984
Trustees, CCO and deferred compensation fees	37,380
Audit and tax fees	67,564
Custody fees	37,755
Legal fees	83,782
Printing and shareholder reports fees	97,132
Other accrued expenses	98,090

Total liabilities	247,056,573

Net assets	$5,991,538,624

Net assets consist of:
Capital stock ($0.01 par value)	$4,709,655
Additional paid-in capital	5,236,182,475
Total distributable earnings (accumulated losses)	750,646,494

Net assets	$5,991,538,624

Net assets by class:
Initial Class	$3,614,442
Service Class	5,987,924,182

Shares outstanding:
Initial Class	280,087
Service Class	470,685,456

Net asset value and offering price per share:
Initial Class	$12.90
Service Class	12.72

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$4,843,319
Dividend income from unaffiliated investments	63,214,829
Interest income from unaffiliated investments	258,205
Net income from securities lending	108,039

Total investment income	68,424,392

Expenses:
Investment management fees	8,713,052
Distribution and service fees:
Service Class	7,232,962
Transfer agent costs	44,447
Trustees, CCO and deferred compensation fees	90,771
Audit and tax fees	61,047
Custody fees	44,996
Legal fees	154,279
Printing and shareholder reports fees	61,589
Other	170,067

Total expenses before waiver and/or reimbursement and recapture	16,573,210

Expenses waived and/or reimbursed:
Initial Class	(2)
Service Class	(2,450)

Net expenses	16,570,758

Net investment income (loss)	51,853,634

Net realized gain (loss) on:
Affiliated investments	329,643
Unaffiliated investments	13,054,063

Net realized gain (loss)	13,383,706

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	35,489,888
Unaffiliated investments	428,902,040

Net change in unrealized appreciation (depreciation)	464,391,928

Net realized and change in unrealized gain (loss)	477,775,634

Net increase (decrease) in net assets resulting from operations	$529,629,268

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$51,853,634	$116,296,694
Net realized gain (loss)	13,383,706	209,282,290
Net change in unrealized appreciation (depreciation)	464,391,928	(600,163,438)

Net increase (decrease) in net assets resulting from operations	529,629,268	(274,584,454)

Distributions to shareholders:
Initial Class	—	(50,720)
Service Class	—	(105,575,256)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(105,625,976)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,133,500	534,511
Service Class	3,545,409	27,049,128

	4,678,909	27,583,639

Dividends and/or distributions reinvested:
Initial Class	—	50,720
Service Class	—	105,575,256

	—	105,625,976

Cost of shares redeemed:
Initial Class	(198,623)	(1,228,168)
Service Class	(274,885,179)	(553,331,154)

	(275,083,802)	(554,559,322)

Net increase (decrease) in net assets resulting from capital share transactions	(270,404,893)	(421,349,707)

Net increase (decrease) in net assets	259,224,375	(801,560,137)

Net assets:
Beginning of period/year	5,732,314,249	6,533,874,386

End of period/year	$5,991,538,624	$5,732,314,249

Capital share transactions - shares:
Shares issued:
Initial Class	90,268	42,495
Service Class	287,201	2,184,002

	377,469	2,226,497

Shares reinvested:
Initial Class	—	4,032
Service Class	—	8,493,585

	—	8,497,617

Shares redeemed:
Initial Class	(15,984)	(98,471)
Service Class	(22,446,482)	(44,954,856)

	(22,462,466)	(45,053,327)

Net increase (decrease) in shares outstanding:
Initial Class	74,284	(51,944)
Service Class	(22,159,281)	(34,277,269)

	(22,084,997)	(34,329,213)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.78		$12.55		$11.25	$11.11		$11.92	$11.82

Investment operations:
Net investment income (loss) (A)	0.13		0.26		0.23	0.23(B	)	0.23	0.24
Net realized and unrealized gain (loss)	0.99		(0.79)		1.30	0.21		(0.41)	0.32

Total investment operations	1.12		(0.53)		1.53	0.44		(0.18)	0.56

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)		(0.23)	(0.21)		(0.17)	(0.12)
Net realized gains	—		—		—	(0.09)		(0.46)	(0.34)

Total dividends and/or distributions to shareholders	—		(0.24)		(0.23)	(0.30)		(0.63)	(0.46)

Net asset value, end of period/year	$12.90		$11.78		$12.55	$11.25		$11.11	$11.92

Total return	9.51	%(C)	(4.33)%		13.72%	3.94%		(1.50)%	4.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,614		$2,424		$3,235	$2,571		$2,311	$2,449
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.32%		0.32%	0.32%		0.33%	0.33%
Including waiver and/or reimbursement and recapture	0.32	%(E)(F)(G)	0.32	%(F)(G)	0.32%	0.32	%(B)	0.33%	0.33%
Net investment income (loss) to average net assets	2.17	%(E)	2.06%		1.94%	2.04	%(B)	1.95%	2.00%
Portfolio turnover rate	19	%(C)	30%		25%	65%		74%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.63		$12.39		$11.11	$10.97		$11.79	$11.71

Investment operations:
Net investment income (loss) (A)	0.11		0.23		0.20	0.19(B	)	0.20	0.23
Net realized and unrealized gain (loss)	0.98		(0.78)		1.28	0.22		(0.41)	0.30

Total investment operations	1.09		(0.55)		1.48	0.41		(0.21)	0.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)		(0.20)	(0.18)		(0.15)	(0.11)
Net realized gains	—		—		—	(0.09)		(0.46)	(0.34)

Total dividends and/or distributions to shareholders	—		(0.21)		(0.20)	(0.27)		(0.61)	(0.45)

Net asset value, end of period/year	$12.72		$11.63		$12.39	$11.11		$10.97	$11.79

Total return	9.37	%(C)	(4.55)%		13.44%	3.75%		(1.77)%	4.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,987,925		$5,729,890		$6,530,639	$6,121,782		$5,940,322	$4,878,563
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.57%		0.57%	0.57%		0.58%	0.58%
Including waiver and/or reimbursement and recapture	0.57	%(E)(F)(G)	0.57	%(F)(G)	0.57%	0.57	%(B)	0.58%	0.58%
Net investment income (loss) to average net assets	1.79	%(E)	1.85%		1.67%	1.76	%(B)	1.77%	1.94%
Portfolio turnover rate	19	%(C)	30%		25%	65%		74%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$242,825,563	$—	$—	$—	$242,825,563
Total Borrowings	$242,825,563	$—	$—	$—	$242,825,563

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2020
Service Class	0.62	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2019, the Portfolio did not engage in cross-trade transactions.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,103,074,945	$ 1,321,612,223

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,796,019,653	$ 440,240,866	$ (2,198,134)	$ 438,042,732

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,081.00	$1.70	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,081.00	2.99	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	74.3%
U.S. Equity Funds	18.2
International Equity Funds	6.9
Repurchase Agreement	0.6
Other Investment Company	0.0	*
Net Other Assets (Liabilities)	(0.0	)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 6.9%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	37,000	$ 1,843,014
DeltaShares® S&P International Managed Risk ETF (A)	167,067	8,200,484
Vanguard FTSE Developed Markets ETF	828,640	34,562,575
Vanguard FTSE Emerging Markets ETF	179,440	7,631,583

		52,237,656

U.S. Equity Funds - 18.2%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	4,456,908
DeltaShares® S&P 500 Managed Risk ETF (A)	344,945	19,595,429
DeltaShares® S&P 600 Managed Risk ETF (A)	29,007	1,544,240
iShares Core S&P Total US Stock Market ETF	450,377	30,008,619
Schwab U.S. Broad Market ETF	430,693	30,376,777
Vanguard Total Stock Market ETF	353,106	52,997,680

		138,979,653

U.S. Fixed Income Funds - 74.3%
iShares Core U.S. Aggregate Bond ETF	1,764,551	196,482,754
Schwab U.S. Aggregate Bond ETF (B)	3,439,586	182,298,058
Vanguard Total Bond Market ETF	2,265,741	188,215,105

		566,995,917

Total Exchange-Traded Funds (Cost $728,564,134)		758,213,226

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	162,750	$ 162,750

Total Other Investment Company (Cost $162,750)		162,750

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $4,539,887 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $4,634,692.	$ 4,539,338	4,539,338

Total Repurchase Agreement (Cost $4,539,338)		4,539,338

Total Investments (Cost $733,266,222)		762,915,314
Net Other Assets (Liabilities) - (0.0)% (C)		(84,362)

Net Assets - 100.0%		$ 762,830,952

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$758,213,226	$—	$—	$758,213,226
Other Investment Company	162,750	—	—	162,750
Repurchase Agreement	—	4,539,338	—	4,539,338

Total Investments	$758,375,976	$4,539,338	$—	$762,915,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,633,507	$—	$(563,710)	$21,723	$365,388	$4,456,908	84,966	$32,679	$—
DeltaShares® S&P 500 Managed Risk ETF	19,006,166	—	(1,477,504)	125,715	1,941,052	19,595,429	344,945	184,187	—
DeltaShares® S&P 600 Managed Risk ETF	1,563,063	—	(105,013)	7,403	78,787	1,544,240	29,007	10,650	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	1,839,170	—	—	3,844	1,843,014	37,000	13,970	—
DeltaShares® S&P International Managed Risk ETF	9,085,923	—	(1,582,016)	(70,588)	767,165	8,200,484	167,067	178,264	—

Total	$34,288,659	$1,839,170	$(3,728,243)	$84,253	$3,156,236	$35,640,075	662,985	$419,750	$—

(B)	All or a portion of the security is on loan. The value of the security on loan is $159,000. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019 (unaudited)

Assets:
Affiliated investments, at value (cost $33,121,623)	$35,640,075
Unaffiliated investments, at value (cost $695,605,261) (including securities loaned of $159,000)	722,735,901
Repurchase agreement, at value (cost $4,539,338)	4,539,338
Receivables and other assets:
Affiliated Investments sold	434,098
Net income from securities lending	1,097
Dividends and/or distributions	330,462
Interest	183
Prepaid expenses	3,024

Total assets	763,684,178

Liabilities:
Cash collateral received upon return of:
Securities on loan	162,750
Payables and other liabilities:
Shares of beneficial interest redeemed	289,477
Investment management fees	178,921
Distribution and service fees	145,582
Transfer agent costs	2,225
Trustees, CCO and deferred compensation fees	5,006
Audit and tax fees	14,960
Custody fees	8,062
Legal fees	11,176
Printing and shareholder reports fees	22,505
Other accrued expenses	12,562

Total liabilities	853,226

Net assets	$762,830,952

Net assets consist of:
Capital stock ($0.01 par value)	$589,285
Additional paid-in capital	674,666,156
Total distributable earnings (accumulated losses)	87,575,511

Net assets	$762,830,952

Net assets by class:
Initial Class	$15,782
Service Class	762,815,170

Shares outstanding:
Initial Class	1,206
Service Class	58,927,342

Net asset value and offering price per share:
Initial Class	$13.08	(A)
Service Class	12.95

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (unaudited)

Investment Income:
Dividend income from affiliated investments	$419,750
Dividend income from unaffiliated investments	8,501,830
Interest income from unaffiliated investments	31,742
Net income from securities lending	9,691

Total investment income	8,963,013

Expenses:
Investment management fees	1,149,478
Distribution and service fees:
Service Class	933,359
Transfer agent costs	5,791
Trustees, CCO and deferred compensation fees	11,784
Audit and tax fees	14,011
Custody fees	5,692
Legal fees	20,231
Printing and shareholder reports fees	12,385
Other	23,768

Total expenses before waiver and/or reimbursement and recapture	2,176,499

Expenses waived and/or reimbursed:
Service Class	(2,452)

Net expenses	2,174,047

Net investment income (loss)	6,788,966

Net realized gain (loss) on:
Affiliated investments	84,253
Unaffiliated investments	153,114

Net realized gain (loss)	237,367

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,156,236
Unaffiliated investments	48,483,493

Net change in unrealized appreciation (depreciation)	51,639,729

Net realized and change in unrealized gain (loss)	51,877,096

Net increase (decrease) in net assets resulting from operations	$58,666,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$6,788,966	$15,424,225
Net realized gain (loss)	237,367	37,627,597
Net change in unrealized appreciation (depreciation)	51,639,729	(81,385,240)

Net increase (decrease) in net assets resulting from operations	58,666,062	(28,333,418)

Distributions to shareholders:
Initial Class	—	(391)
Service Class	—	(20,155,170)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(20,155,561)

Capital share transactions:
Proceeds from shares sold:
Initial Class	594	1,213
Service Class	7,457,794	22,528,702

	7,458,388	22,529,915

Dividends and/or distributions reinvested:
Initial Class	—	391
Service Class	—	20,155,170

	—	20,155,561

Cost of shares redeemed:
Initial Class	(184)	(371)
Service Class	(59,085,515)	(104,832,731)

	(59,085,699)	(104,833,102)

Net increase (decrease) in net assets resulting from capital share transactions	(51,627,311)	(62,147,626)

Net increase (decrease) in net assets	7,038,751	(110,636,605)

Net assets:
Beginning of period/year	755,792,201	866,428,806

End of period/year	$762,830,952	$755,792,201

Capital share transactions - shares:
Shares issued:
Initial Class	47	96
Service Class	594,407	1,803,147

	594,454	1,803,243

Shares reinvested:
Initial Class	—	31
Service Class	—	1,611,125

	—	1,611,156

Shares redeemed:
Initial Class	(15)	(29)
Service Class	(4,730,879)	(8,357,129)

	(4,730,894)	(8,357,158)

Net increase (decrease) in shares outstanding:
Initial Class	32	98
Service Class	(4,136,472)	(4,942,857)

	(4,136,440)	(4,942,759)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$12.10		$12.86		$11.80	$11.61		$12.41	$12.30

Investment operations:
Net investment income (loss) (A)	0.13		0.27		0.25	0.24	(B)	0.24	0.26
Net realized and unrealized gain (loss)	0.85		(0.68)		1.07	0.28		(0.29)	0.41

Total investment operations	0.98		(0.41)		1.32	0.52		(0.05)	0.67

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)		(0.26)	(0.22)		(0.21)	(0.18)
Net realized gains	—		(0.09)		—	(0.11)		(0.54)	(0.38)

Total dividends and/or distributions to shareholders	—		(0.35)		(0.26)	(0.33)		(0.75)	(0.56)

Net asset value, end of period/year	$13.08		$12.10		$12.86	$11.80		$11.61	$12.41

Total return	8.10	%(C)	(3.31)%		11.30%	4.36%		(0.40)%	5.48%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$16		$14		$14	$12		$12	$12
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.33	%(E)	0.33%		0.33%	0.32%		0.34%	0.35%
Including waiver and/or reimbursement and recapture	0.33	%(E)(F)(G)	0.33	%(F)(G)	0.33%	0.32	%(B)	0.34%	0.35%
Net investment income (loss) to average net assets	2.08	%(E)	2.15%		1.97%	2.06	%(B)	1.98%	2.08%
Portfolio turnover rate	1	%(C)	48%		28%	21%		38%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.98		$12.74		$11.69	$11.51		$12.32	$12.22

Investment operations:
Net investment income (loss) (A)	0.11		0.24		0.21	0.21	(B)	0.21	0.23
Net realized and unrealized gain (loss)	0.86		(0.68)		1.07	0.27		(0.30)	0.41

Total investment operations	0.97		(0.44)		1.28	0.48		(0.09)	0.64

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)		(0.23)	(0.19)		(0.18)	(0.16)
Net realized gains	—		(0.09)		—	(0.11)		(0.54)	(0.38)

Total dividends and/or distributions to shareholders	—		(0.32)		(0.23)	(0.30)		(0.72)	(0.54)

Net asset value, end of period/year	$12.95		$11.98		$12.74	$11.69		$11.51	$12.32

Total return	8.10	%(C)	(3.60)%		11.03%	4.08%		(0.69)%	5.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$762,815		$755,778		$866,415	$870,368		$823,777	$755,641
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.58	%(E)	0.58%		0.58%	0.57%		0.59%	0.59%
Including waiver and/or reimbursement and recapture	0.58	%(E)(F)(G)	0.58	%(F)(G)	0.58%	0.57	%(B)	0.59%	0.59%
Net investment income (loss) to average net assets	1.82	%(E)	1.88%		1.70%	1.80	%(B)	1.74%	1.89%
Portfolio turnover rate	1	%(C)	48%		28%	21%		38%	96%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$162,750	$—	$—	$—	$162,750
Total Borrowings	$162,750	$—	$—	$—	$162,750

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2020
Service Class	0.62	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2019, the Portfolio did not engage in cross-trade transactions.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 7,711,952	$ 52,974,247

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 733,266,222	$ 30,372,395	$ (723,303)	$ 29,649,092

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolios’ financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,116.20	$1.68	$1,023.20	$1.61	0.32%
Service Class	1,000.00	1,114.10	2.99	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.6%
International Equity Funds	24.5
U.S. Fixed Income Funds	18.4
Other Investment Company	2.1
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 24.5%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	334,000	$ 16,636,941
DeltaShares® S&P International Managed Risk ETF (A) (B)	1,476,681	72,482,887
Vanguard FTSE Developed Markets ETF	11,999,026	500,479,375
Vanguard FTSE Emerging Markets ETF	2,573,680	109,458,610

		699,057,813

U.S. Equity Funds - 56.6%
DeltaShares® S&P 400 Managed Risk ETF (A)	674,838	35,398,762
DeltaShares® S&P 500 Managed Risk ETF (A)	2,765,608	157,107,000
DeltaShares® S&P 600 Managed Risk ETF (A)	231,763	12,338,321
iShares Core S&P Total US Stock Market ETF	4,829,364	321,780,523
Schwab U.S. Broad Market ETF	4,537,810	320,051,739
Vanguard Total Stock Market ETF (B)	5,120,120	768,478,811

		1,615,155,156

U.S. Fixed Income Funds - 18.4%
iShares Core U.S. Aggregate Bond ETF	2,368,275	263,707,421
Vanguard Total Bond Market ETF	3,161,083	262,591,165

		526,298,586

Total Exchange-Traded Funds (Cost $2,690,797,416)		2,840,511,555

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	61,093,500	$ 61,093,500

Total Other Investment Company (Cost $61,093,500)		61,093,500

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $15,703,907 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $16,016,507.	$ 15,702,010	15,702,010

Total Repurchase Agreement (Cost $15,702,010)		15,702,010

Total Investments (Cost $2,767,592,926)		2,917,307,065
Net Other Assets (Liabilities) - (2.1)%		(60,640,912)

Net Assets - 100.0%		$ 2,856,666,153

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,840,511,555	$—	$—	$2,840,511,555
Other Investment Company	61,093,500	—	—	61,093,500
Repurchase Agreement	—	15,702,010	—	15,702,010

Total Investments	$2,901,605,055	$15,702,010	$—	$2,917,307,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$38,570,135	$—	$(6,354,545)	$244,879	$2,938,293	$35,398,762	674,838	$267,117	$—
DeltaShares® S&P 500 Managed Risk ETF	145,051,166	—	(3,994,734)	339,895	15,710,673	157,107,000	2,765,608	1,434,248	—
DeltaShares® S&P 600 Managed Risk ETF	12,842,603	—	(1,207,657)	85,140	618,235	12,338,321	231,763	86,609	—
DeltaShares® S&P EM 100 & Managed Risk ETF	—	16,602,238	—	—	34,703	16,636,941	334,000	126,107	—
DeltaShares® S&P International Managed Risk ETF	78,370,767	—	(11,937,030)	(532,617)	6,581,767	72,482,887	1,476,681	1,557,768	—

Total	$274,834,671	$16,602,238	$(23,493,966)	$137,297	$25,883,671	$293,963,911	5,482,890	$3,471,849	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $59,833,423. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $274,249,082)	$293,963,911
Unaffiliated investments, at value (cost $2,477,641,834) (including securities loaned of $59,833,423)	2,607,641,144
Repurchase agreement, at value (cost $15,702,010)	15,702,010
Receivables and other assets:
Net income from securities lending	18,531
Shares of beneficial interest sold	126,161
Dividends and/or distributions	3,067,432
Interest	633
Prepaid expenses	9,997

Total assets	2,920,529,819

Liabilities:
Cash collateral received upon return of:
Securities on loan	61,093,500
Payables and other liabilities:
Shares of beneficial interest redeemed	1,335,647
Investment management fees	652,076
Distribution and service fees	539,010
Transfer agent costs	8,543
Trustees, CCO and deferred compensation fees	18,574
Audit and tax fees	37,184
Custody fees	28,178
Legal fees	44,231
Printing and shareholder reports fees	57,967
Other accrued expenses	48,756

Total liabilities	63,863,666

Net assets	$2,856,666,153

Net assets consist of:
Capital stock ($0.01 par value)	$2,520,153
Additional paid-in capital	2,405,082,752
Total distributable earnings (accumulated losses)	449,063,248

Net assets	$2,856,666,153

Net assets by class:
Initial Class	$4,572,592
Service Class	2,852,093,561

Shares outstanding:
Initial Class	396,521
Service Class	251,618,815

Net asset value and offering price per share:
Initial Class	$11.53
Service Class	11.33

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from affiliated investments	$3,471,849
Dividend income from unaffiliated investments	27,975,722
Interest income from unaffiliated investments	118,477
Net income from securities lending	65,238

Total investment income	31,631,286

Expenses:
Investment management fees	4,205,969
Distribution and service fees:
Service Class	3,475,373
Transfer agent costs	21,606
Trustees, CCO and deferred compensation fees	43,879
Audit and tax fees	33,517
Custody fees	14,329
Legal fees	77,116
Printing and shareholder reports fees	34,607
Other	84,678

Total expenses before waiver and/or reimbursement and recapture	7,991,074

Expenses waived and/or reimbursed:
Initial Class	(4)
Service Class	(2,448)

Net expenses	7,988,622

Net investment income (loss)	23,642,664

Net realized gain (loss) on:
Affiliated investments	137,297
Unaffiliated investments	9,864,794

Net realized gain (loss)	10,002,091

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	25,883,671
Unaffiliated investments	247,604,024

Net change in unrealized appreciation (depreciation)	273,487,695

Net realized and change in unrealized gain (loss)	283,489,786

Net increase (decrease) in net assets resulting from operations	$307,132,450

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$23,642,664	$49,162,190
Net realized gain (loss)	10,002,091	291,751,820
Net change in unrealized appreciation (depreciation)	273,487,695	(554,373,271)

Net increase (decrease) in net assets resulting from operations	307,132,450	(213,459,261)

Distributions to shareholders:
Initial Class	—	(75,790)
Service Class	—	(50,050,054)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(50,125,844)

Capital share transactions:
Proceeds from shares sold:
Initial Class	744,578	700,135
Service Class	6,851,982	8,040,175

	7,596,560	8,740,310

Dividends and/or distributions reinvested:
Initial Class	—	75,790
Service Class	—	50,050,054

	—	50,125,844

Cost of shares redeemed:
Initial Class	(370,392)	(966,994)
Service Class	(188,008,359)	(422,348,472)

	(188,378,751)	(423,315,466)

Net increase (decrease) in net assets resulting from capital share transactions	(180,782,191)	(364,449,312)

Net increase (decrease) in net assets	126,350,259	(628,034,417)

Net assets:
Beginning of period/year	2,730,315,894	3,358,350,311

End of period/year	$2,856,666,153	$2,730,315,894

Capital share transactions - shares:
Shares issued:
Initial Class	66,078	62,304
Service Class	638,229	731,291

	704,307	793,595

Shares reinvested:
Initial Class	—	6,666
Service Class	—	4,468,755

	—	4,475,421

Shares redeemed:
Initial Class	(33,214)	(86,302)
Service Class	(17,228,013)	(38,298,691)

	(17,261,227)	(38,384,993)

Net increase (decrease) in shares outstanding:
Initial Class	32,864	(17,332)
Service Class	(16,589,784)	(33,098,645)

	(16,556,920)	(33,115,977)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.33		$11.31		$9.70	$9.41		$10.84	$11.14

Investment operations:
Net investment income (loss) (A)	0.11		0.21		0.19	0.17	(B)	0.16	0.23
Net realized and unrealized gain (loss)	1.09		(0.98)		1.61	0.30		(0.51)	0.24

Total investment operations	1.20		(0.77)		1.80	0.47		(0.35)	0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)		(0.19)	(0.18)		(0.18)	(0.13)
Net realized gains	—		—		—	—		(0.90)	(0.64)

Total dividends and/or distributions to shareholders	—		(0.21)		(0.19)	(0.18)		(1.08)	(0.77)

Net asset value, end of period/year	$11.53		$10.33		$11.31	$9.70		$9.41	$10.84

Total return	11.62	%(C)	(6.99)%		18.78%	4.97%		(3.17)%	4.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,573		$3,756		$4,308	$4,282		$5,674	$13,263
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.32	%(E)	0.32%		0.32%	0.32%		0.33%	0.33%
Including waiver and/or reimbursement and recapture	0.32	%(E)(F)(G)	0.32	%(F)(G)	0.32%	0.31	%(B)	0.33%	0.33%
Net investment income (loss) to average net assets	2.00	%(E)	1.83%		1.80%	1.83	%(B)	1.50%	2.03%
Portfolio turnover rate	30	%(C)	85%		36%	126%		178%	304%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.17		$11.13		$9.55	$9.27		$10.71	$11.02

Investment operations:
Net investment income (loss) (A)	0.09		0.17		0.16	0.15	(B)	0.16	0.20
Net realized and unrealized gain (loss)	1.07		(0.95)		1.59	0.28		(0.54)	0.24

Total investment operations	1.16		(0.78)		1.75	0.43		(0.38)	0.44

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.17)	(0.15)		(0.16)	(0.11)
Net realized gains	—		—		—	—		(0.90)	(0.64)

Total dividends and/or distributions to shareholders	—		(0.18)		(0.17)	(0.15)		(1.06)	(0.75)

Net asset value, end of period/year	$11.33		$10.17		$11.13	$9.55		$9.27	$10.71

Total return	11.41	%(C)	(7.16)%		18.47%	4.67%		(3.51)%	3.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,852,093		$2,726,559		$3,354,042	$3,066,627		$3,181,172	$3,197,822
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.57	%(E)	0.57%		0.57%	0.57%		0.58%	0.58%
Including waiver and/or reimbursement and recapture	0.57	%(E)(F)(G)	0.57	%(F)(G)	0.57%	0.56	%(B)	0.58%	0.58%
Net investment income (loss) to average net assets	1.70	%(E)	1.56%		1.56%	1.66	%(B)	1.54%	1.80%
Portfolio turnover rate	30	%(C)	85%		36%	126%		178%	304%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	TAM voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture in future years.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk – Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$61,093,500	$—	$—	$—	$61,093,500
Total Borrowings	$61,093,500	$—	$—	$—	$61,093,500

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2020
Service Class	0.62	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discounted by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2019, the Portfolio did not engage in cross-trade transactions.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 832,346,012	$ 990,002,883

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,767,592,926	$ 162,372,428	$ (12,658,289)	$ 149,714,139

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT (continued)

Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Service Class	$1,000.00	$1,108.30	$5.07	$1,020.00	$4.86	0.97%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	51.6%
U.S. Government Agency Obligations	32.7
Over-the-Counter Options Purchased	14.3
Other Investment Company	3.4
Repurchase Agreement	1.2
Short-Term U.S. Government Obligation	0.1
Net Other Assets (Liabilities) ^	(3.3)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.7%
Federal Home Loan Banks
1.88%, 11/29/2021	$ 27,000,000	$ 27,056,898
2.25%, 12/08/2023	1,000,000	1,016,579
3.25%, 11/16/2028 (A)	15,000,000	16,300,615
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	25,000,000	25,369,342
2.75%, 06/19/2023	22,000,000	22,778,680
Federal National Mortgage Association
2.50%, 02/05/2024	40,000,000	41,201,953
6.25%, 05/15/2029	4,500,000	6,074,163

Total U.S. Government Agency Obligations (Cost $136,082,402)		139,798,230

U.S. GOVERNMENT OBLIGATIONS - 51.6%
U.S. Treasury - 51.6%
U.S. Treasury Bond, Principal Only STRIPS
05/15/2023 - 08/15/2034	249,500,000	220,619,463

Total U.S. Government Obligations (Cost $213,429,091)		220,619,463

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
2.21% (B), 09/19/2019 (C)	500,000	497,691

Total Short-Term U.S. Government Obligation (Cost $497,534)		497,691

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	14,512,163	$ 14,512,163

Total Other Investment Company (Cost $14,512,163)		14,512,163

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $5,261,911 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $5,366,746.	$ 5,261,275	5,261,275

Total Repurchase Agreement (Cost $5,261,275)		5,261,275

Total Investments Excluding Purchased Options (Cost $369,782,465)		380,688,822
Total Purchased Options - 14.3% (Cost $72,317,058)		60,990,359

Total Investments (Cost $442,099,523)		441,679,181
Net Other Assets (Liabilities) - (3.3)%		(14,170,770)

Net Assets - 100.0%		$ 427,508,411

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,850.00	07/20/2023	USD	205,923,200	700	$35,921,229	$30,480,680
Call - S&P 500® - Flexible Exchange Option	GSC	USD	2,900.00	01/22/2024	USD	205,923,200	700	36,395,829	30,509,679

Total								$72,317,058	$60,990,359

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	31	09/20/2019	$4,489,626	$4,563,510	$73,884	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$139,798,230	$—	$139,798,230
U.S. Government Obligations	—	220,619,463	—	220,619,463
Short-Term U.S. Government Obligation	—	497,691	—	497,691
Other Investment Company	14,512,163	—	—	14,512,163
Repurchase Agreement	—	5,261,275	—	5,261,275
Over-the-Counter Options Purchased	60,990,359	—	—	60,990,359

Total Investments	$75,502,522	$366,176,659	$—	$441,679,181

Other Financial Instruments
Futures Contracts (E)	$73,884	$—	$—	$73,884

Total Other Financial Instruments	$73,884	$—	$—	$73,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $14,213,937. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $497,691.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $436,838,248) (including securities loaned of $14,213,937)	$436,417,906
Repurchase agreement, at value (cost $5,261,275)	5,261,275
Receivables and other assets:
Net income from securities lending	1,460
Interest	818,573
Variation margin receivable on futures contracts	20,615
Prepaid expenses	1,631

Total assets	442,521,460

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,512,163
Payables and other liabilities:
Shares of beneficial interest redeemed	126,286
Investment management fees	220,877
Distribution and service fees	81,205
Transfer agent costs	1,216
Trustees, CCO and deferred compensation fees	2,751
Audit and tax fees	13,600
Custody fees	21,885
Legal fees	5,949
Printing and shareholder reports fees	20,358
Other accrued expenses	6,759

Total liabilities	15,013,049

Net assets	$427,508,411

Net assets consist of:
Capital stock ($0.01 par value)	$328,747
Additional paid-in capital	356,276,943
Total distributable earnings (accumulated losses)	70,902,721

Net assets	$427,508,411

Shares outstanding	32,874,687

Net asset value and offering price per share	$13.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$4,267,249
Net income from securities lending	3,876

Total investment income	4,271,125

Expenses:
Investment management fees	1,416,268
Distribution and service fees	520,687
Transfer agent costs	3,204
Trustees, CCO and deferred compensation fees	6,556
Audit and tax fees	12,861
Custody fees	15,963
Legal fees	11,064
Printing and shareholder reports fees	11,772
Other	13,959

Total expenses	2,012,334

Net investment income (loss)	2,258,791

Net realized gain (loss) on:
Investments	1,685,372
Futures contracts	368,387

Net realized gain (loss)	2,053,759

Net change in unrealized appreciation (depreciation) on:
Investments	39,172,883
Futures contracts	296,825

Net change in unrealized appreciation (depreciation)	39,469,708

Net realized and change in unrealized gain (loss)	41,523,467

Net increase (decrease) in net assets resulting from operations	$43,782,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,258,791	$3,809,900
Net realized gain (loss)	2,053,759	63,413,127
Net change in unrealized appreciation (depreciation)	39,469,708	(78,320,479)

Net increase (decrease) in net assets resulting from operations	43,782,258	(11,097,452)

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(26,260,501)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(26,260,501)

Capital share transactions:
Proceeds from shares sold	636,735	11,387,403
Dividends and/or distributions reinvested	—	26,260,501
Cost of shares redeemed	(29,263,212)	(57,131,513)

Net increase (decrease) in net assets resulting from capital share transactions	(28,626,477)	(19,483,609)

Net increase (decrease) in net assets	15,155,781	(56,841,562)

Net assets:
Beginning of period/year	412,352,630	469,194,192

End of period/year	$427,508,411	$412,352,630

Capital share transactions - shares:
Shares issued	51,315	906,311
Shares reinvested	—	2,092,470
Shares redeemed	(2,344,071)	(4,484,274)

Net increase (decrease) in shares outstanding	(2,292,756)	(1,485,493)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.73		$12.80	$11.59	$11.30		$12.12	$11.36

Investment operations:
Net investment income (loss) (A)	0.07		0.11	0.04	0.03	(B)	0.02	(0.02)
Net realized and unrealized gain (loss)	1.20		(0.41)	1.21	0.44		(0.42)	0.93

Total investment operations	1.27		(0.30)	1.25	0.47		(0.40)	0.91

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.04)	(0.02)		—	—
Net realized gains	—		(0.72)	—	(0.16)		(0.42)	(0.15)

Total dividends and/or distributions to shareholders	—		(0.77)	(0.04)	(0.18)		(0.42)	(0.15)

Net asset value, end of period/year	$13.00		$11.73	$12.80	$11.59		$11.30	$12.12

Total return	10.83	%(C)	(2.73)%	10.79%	4.16%		(3.24)%	8.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$427,508		$412,353	$469,194	$487,599		$484,386	$446,553
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.96%	0.97%	0.96%		0.96%	0.97%
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.96%	0.97%	0.96	%(B)	0.96%	0.97%
Net investment income (loss) to average net assets	1.08	%(D)	0.84%	0.35%	0.29	%(B)	0.16%	(0.18)%
Portfolio turnover rate	21	%(C)	42%	99%	36%		18%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$14,512,163	$—	$—	$—	$14,512,163
Total Borrowings	$14,512,163	$—	$—	$—	$14,512,163

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities . The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$60,990,359	$—	$—	$60,990,359
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	—	—	73,884	—	—	73,884
Total	$—	$—	$61,064,243	$—	$—	$61,064,243

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$1,891,177	$—	$—	$1,891,177
Futures contracts	—	—	368,387	—	—	368,387
Total	$—	$—	$2,259,564	$—	$—	$2,259,564

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$24,982,251	$—	$—	$24,982,251
Futures contracts	—	—	296,825	—	—	296,825
Total	$—	$—	$25,279,076	$—	$—	$25,279,076

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Futures Contracts at Notional Amount
Calls	Puts	Long	Short
$ 53,287,858	$ —	$ 4,229,292	$ —

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ —	$ 86,080,130	$ —	$ 104,394,214

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 442,099,523	$ 10,980,241	$ (11,326,699)	$ (346,458)

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. LEGAL PROCEEDINGS (continued)

Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QMA LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,287.70	$4.88	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,286.00	6.29	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.1%
Other Investment Company	9.6
Repurchase Agreement	7.3
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(12.1)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (A)	31,285	$ 2,270,040
Moderna, Inc. (A)	89,099	1,304,409

		3,574,449

Chemicals - 2.8%
Ecolab, Inc.	73,605	14,532,571

Entertainment - 10.6%
Netflix, Inc. (A)	36,542	13,422,607
Spotify Technology SA (A)	160,968	23,536,741
Walt Disney Co.	126,368	17,646,028

		54,605,376

Health Care Equipment & Supplies - 6.7%
DexCom, Inc. (A)	61,760	9,254,118
Intuitive Surgical, Inc. (A)	48,463	25,421,267

		34,675,385

Health Care Providers & Services - 3.0%
Convetrus, Inc. (A)	262,712	6,425,935
Guardant Health, Inc. (A)	103,305	8,918,321

		15,344,256

Health Care Technology - 4.6%
Veeva Systems, Inc., Class A (A)	146,085	23,681,839

Household Durables - 1.4%
Roku, Inc. (A) (B)	79,914	7,238,610

Interactive Media & Services - 8.1%
Alphabet, Inc., Class C (A)	11,312	12,227,254
Facebook, Inc., Class A (A)	38,884	7,504,612
Twitter, Inc. (A)	627,753	21,908,580

		41,640,446

Internet & Direct Marketing Retail - 13.5%
Amazon.com, Inc. (A)	20,663	39,128,077
Chewy, Inc., Class A (A)	115,373	4,038,055
Farfetch, Ltd., Class A (A) (B)	287,932	5,988,986
MercadoLibre, Inc. (A)	21,341	13,055,783
Wayfair, Inc., Class A (A)	51,925	7,581,050

		69,791,951

IT Services - 17.3%
Adyen NV (A) (C)	10,030	7,739,511
MongoDB, Inc. (A) (B)	116,501	17,718,637
Okta, Inc. (A)	62,263	7,690,103
Shopify, Inc., Class A (A)	78,888	23,678,233
Square, Inc., Class A (A)	109,558	7,946,242
Twilio, Inc., Class A (A)	179,586	24,486,551

		89,259,277

Life Sciences Tools & Services - 5.4%
Illumina, Inc. (A)	74,812	27,542,038

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 3.5%
Uber Technologies, Inc. (A) (B)	393,320	$ 18,242,182

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	45,237	7,429,272

Software - 16.0%
Atlassian Corp. PLC, Class A (A)	58,276	7,624,832
Coupa Software, Inc. (A)	105,868	13,403,947
ServiceNow, Inc. (A)	64,755	17,779,780
Slack Technologies, Inc., Class A (A)	473,724	17,764,650
Trade Desk, Inc., Class A (A) (B)	36,002	8,200,536
Workday, Inc., Class A (A)	85,181	17,511,510

		82,285,255

Total Common Stocks (Cost $372,345,397)		489,842,907

OTHER INVESTMENT COMPANY - 9.6%
Securities Lending Collateral - 9.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	49,726,879	49,726,879

Total Other Investment Company (Cost $49,726,879)		49,726,879

	Principal	Value
REPURCHASE AGREEMENT - 7.3%
Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $37,691,242 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $38,442,721.	$ 37,686,688	37,686,688

Total Repurchase Agreement (Cost $37,686,688)		37,686,688

Total Investments Excluding Purchased Options (Cost $459,758,964)		577,256,474
Total Purchased Options - 0.1% (Cost $1,790,197)		548,819

Total Investments (Cost $461,549,161)		577,805,293
Net Other Assets (Liabilities) - (12.1)%		(62,257,624)

Net Assets - 100.0%		$ 515,547,669

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	BNP	USD	7.58	01/17/2020	USD	79,645,315	$407,715	$183,742
Put - USD vs. CNH	RBS	USD	7.78	07/03/2019	USD	87,635,978	426,999	87
Put - USD vs. CNH	RBS	USD	7.85	06/16/2020	USD	99,714,731	514,528	325,469
Put - USD vs. CNH	RBS	USD	8.00	10/21/2019	USD	74,992,337	440,955	39,521

Total							$1,790,197	$548,819

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$482,103,396	$7,739,511	$—	$489,842,907
Other Investment Company	49,726,879	—	—	49,726,879
Repurchase Agreement	—	37,686,688	—	37,686,688
Over-the-Counter Foreign Exchange Options Purchased	—	548,819	—	548,819

Total Investments	$531,830,275	$45,975,018	$—	$577,805,293

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,657,122. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of the 144A security is $7,739,511, representing 1.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $423,862,473) (including securities loaned of $48,657,122)	$540,118,605
Repurchase agreement, at value (cost $37,686,688)	37,686,688
Foreign currency, at value (cost $566)	569
Receivables and other assets:
Investments sold	9,018,874
Net income from securities lending	24,140
Shares of beneficial interest sold	406,938
Interest	1,518
Prepaid expenses	1,742

Total assets	587,259,074

Liabilities:
Cash collateral received upon return of:
Securities on loan	49,726,879
Cash collateral at broker for:
OTC derivatives (A)	590,000
Payables and other liabilities:
Investments purchased	20,820,097
Shares of beneficial interest redeemed	135,695
Investment management fees	321,156
Distribution and service fees	35,299
Transfer agent costs	1,097
Trustees, CCO and deferred compensation fees	2,237
Audit and tax fees	12,021
Custody fees	23,302
Legal fees	4,198
Printing and shareholder reports fees	33,097
Other accrued expenses	6,327

Total liabilities	71,711,405

Net assets	$515,547,669

Net assets consist of:
Capital stock ($0.01 par value)	$250,069
Additional paid-in capital	307,001,403
Total distributable earnings (accumulated losses)	208,296,197

Net assets	$515,547,669

Net assets by class:
Initial Class	$324,268,160
Service Class	191,279,509

Shares outstanding:
Initial Class	15,537,299
Service Class	9,469,578

Net asset value and offering price per share:
Initial Class	$20.87
Service Class	20.20

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$14,476
Interest income	153,376
Net income from securities lending	162,869

Total investment income	330,721

Expenses:
Investment management fees	1,868,848
Distribution and service fees:
Service Class	191,724
Transfer agent costs	3,144
Trustees, CCO and deferred compensation fees	6,700
Audit and tax fees	11,586
Custody fees	14,851
Legal fees	10,029
Printing and shareholder reports fees	19,767
Other	13,357

Total expenses	2,140,006

Net investment income (loss)	(1,809,285)

Net realized gain (loss) on:
Investments	53,226,944
Foreign currency transactions	(5,800)

Net realized gain (loss)	53,221,144

Net change in unrealized appreciation (depreciation) on:
Investments	59,588,025
Translation of assets and liabilities denominated in foreign currencies	(3)

Net change in unrealized appreciation (depreciation)	59,588,022

Net realized and change in unrealized gain (loss)	112,809,166

Net increase (decrease) in net assets resulting from operations	$110,999,881

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$(1,809,285)	$(2,296,523)
Net realized gain (loss)	53,221,144	42,502,107
Net change in unrealized appreciation (depreciation)	59,588,022	(21,083,697)

Net increase (decrease) in net assets resulting from operations	110,999,881	19,121,887

Distributions to shareholders:
Initial Class	—	(50,587,276)
Service Class	—	(23,378,786)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(73,966,062)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,840,754	51,123,434
Service Class	38,303,828	33,796,405

	48,144,582	84,919,839

Dividends and/or distributions reinvested:
Initial Class	—	50,587,276
Service Class	—	23,378,786

	—	73,966,062

Cost of shares redeemed:
Initial Class	(21,840,438)	(42,661,671)
Service Class	(5,444,675)	(21,012,382)

	(27,285,113)	(63,674,053)

Net increase (decrease) in net assets resulting from capital share transactions	20,859,469	95,211,848

Net increase (decrease) in net assets	131,859,350	40,367,673

Net assets:
Beginning of period/year	383,688,319	343,320,646

End of period/year	$515,547,669	$383,688,319

Capital share transactions - shares:
Shares issued:
Initial Class	506,228	2,483,467
Service Class	2,025,687	1,758,232

	2,531,915	4,241,699

Shares reinvested:
Initial Class	—	2,673,746
Service Class	—	1,274,048

	—	3,947,794

Shares redeemed:
Initial Class	(1,150,366)	(2,254,994)
Service Class	(295,030)	(1,166,569)

	(1,445,396)	(3,421,563)

Net increase (decrease) in shares outstanding:
Initial Class	(644,138)	2,902,219
Service Class	1,730,657	1,865,711

	1,086,519	4,767,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$16.20		$18.06	$13.45	$16.03		$15.68	$15.13

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.09)	(0.09)	(0.04	)(B)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	4.74		1.81	5.84	(0.20)		1.80	0.95

Total investment operations	4.67		1.72	5.75	(0.24)		1.74	0.91

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—		—	—
Net realized gains	—		(3.58)	(1.14)	(2.34)		(1.39)	(0.36)

Net asset value, end of period/year	$20.87		$16.20	$18.06	$13.45		$16.03	$15.68

Total return	28.77	%(C)	6.68%	43.59%	(2.26)%		11.79%	6.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$324,268		$262,181	$239,786	$170,984		$200,273	$204,432
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.87%	0.87%	0.88%		0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.87%	0.87%	0.87	%(B)	0.87%	0.88%
Net investment income (loss) to average net assets	(0.72	)%(D)	(0.48)%	(0.54)%	(0.24	)%(B)	(0.39)%	(0.27)%
Portfolio turnover rate	57	%(C)	50%	61%	39%		31%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$15.70		$17.63	$13.18	$15.79		$15.51	$15.00

Investment operations:
Net investment income (loss) (A)	(0.09)		(0.14)	(0.13)	(0.07	)(B)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	4.59		1.79	5.72	(0.20)		1.78	0.95

Total investment operations	4.50		1.65	5.59	(0.27)		1.67	0.87

Dividends and/or distributions to shareholders:
Net realized gains	—		(3.58)	(1.14)	(2.34)		(1.39)	(0.36)

Net asset value, end of period/year	$20.20		$15.70	$17.63	$13.18		$15.79	$15.51

Total return	28.60	%(C)	6.44%	43.26%	(2.50)%		11.45%	5.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$191,280		$121,507	$103,535	$60,753		$60,939	$40,691
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.12%	1.13%		1.12%	1.13%
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.12%	1.12%	1.12	%(B)	1.12%	1.13%
Net investment income (loss) to average net assets	(0.97	)%(D)	(0.73)%	(0.79)%	(0.50	)%(B)	(0.66)%	(0.52)%
Portfolio turnover rate	57	%(C)	50%	61%	39%		31%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $0.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$49,726,879	$—	$—	$—	$49,726,879
Total Borrowings	$49,726,879	$—	$—	$—	$49,726,879

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$548,819	$—	$—	$—	$548,819
Total	$—	$548,819	$—	$—	$—	$548,819

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(365,938)	$—	$—	$—	$(365,938)
Total	$—	$(365,938)	$—	$—	$—	$(365,938)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(248,907)	$—	$—	$—	$(248,907)
Total	$—	$(248,907)	$—	$—	$—	$(248,907)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value
Calls	Puts
$ —	$ 288,714

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Royal Bank of Scotland PLC	$365,077	$—	$365,077	$—	$—	$—	$—	$—
Other Derivatives (C)	183,742	—	—	183,742	—	—	—	—

Total	$548,819	$—	$365,077	$183,742	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK FACTOR (continued)

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.830%
Over $500 million	0.705

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2020
Service Class	1.15	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolios for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolios’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub adviser.

For the period ended June 30, 2019, brokerage commissions are $2.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 265,727,054	$ —	$ 251,562,947	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 461,549,161	$ 127,196,911	$ (10,940,779)	$ 116,256,132

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on March 21, 2011 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,131.40	$3.49	$1,021.50	$3.31	0.66%
Service Class	1,000.00	1,130.60	4.81	1,020.30	4.56	0.91

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	60.0%
Corporate Debt Securities	13.5
U.S. Government Obligations	9.7
U.S. Government Agency Obligations	7.6
Commercial Paper	4.9
Mortgage-Backed Securities	3.8
Asset-Backed Securities	3.6
Short-Term U.S. Government Obligations	1.1
Other Investment Company	1.0
Repurchase Agreement	0.5
Foreign Government Obligations	0.4
Municipal Government Obligations	0.3
Preferred Stocks	0.0 *
Net Other Assets (Liabilities)^	(6.4)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Aerospace & Defense - 1.4%
Boeing Co.	10,990	$ 4,000,470
General Dynamics Corp.	46,660	8,483,721
Northrop Grumman Corp.	11,640	3,761,000
United Technologies Corp.	60,140	7,830,228

		24,075,419

Airlines - 0.2%
Delta Air Lines, Inc.	41,630	2,362,503
Southwest Airlines Co.	19,800	1,005,444
United Continental Holdings, Inc. (A)	10,220	894,761

		4,262,708

Auto Components - 0.2%
BorgWarner, Inc.	50,460	2,118,311
Magna International, Inc.	39,510	1,963,647

		4,081,958

Automobiles - 0.1%
General Motors Co.	63,430	2,443,958

Banks - 2.9%
Bank of America Corp.	550,310	15,958,990
Citigroup, Inc.	196,720	13,776,301
Citizens Financial Group, Inc.	34,310	1,213,202
KeyCorp	301,300	5,348,075
Regions Financial Corp.	99,700	1,489,518
SunTrust Banks, Inc.	80,160	5,038,056
Wells Fargo & Co.	168,680	7,981,938

		50,806,080

Beverages - 1.4%
Coca-Cola Co.	301,810	15,368,165
Constellation Brands, Inc., Class A	8,460	1,666,112
Molson Coors Brewing Co., Class B	37,400	2,094,400
PepsiCo, Inc.	38,380	5,032,770

		24,161,447

Biotechnology - 1.2%
AbbVie, Inc.	17,470	1,270,418
Alexion Pharmaceuticals, Inc. (A)	26,140	3,423,817
Amgen, Inc.	7,620	1,404,214
Biogen, Inc. (A)	16,300	3,812,081
Celgene Corp. (A)	42,070	3,888,951
Gilead Sciences, Inc.	16,050	1,084,338
Regeneron Pharmaceuticals, Inc. (A)	8,440	2,641,720
Vertex Pharmaceuticals, Inc. (A)	22,590	4,142,554

		21,668,093

Building Products - 0.2%
Masco Corp.	82,280	3,228,667

Capital Markets - 1.8%
Ameriprise Financial, Inc.	14,300	2,075,788
Bank of New York Mellon Corp.	23,580	1,041,057
Charles Schwab Corp.	109,630	4,406,030
CME Group, Inc.	5,340	1,036,547
Franklin Resources, Inc.	75,800	2,637,840
Intercontinental Exchange, Inc.	82,620	7,100,363
Invesco, Ltd.	76,400	1,563,144
Morgan Stanley	201,190	8,814,134
TD Ameritrade Holding Corp.	65,350	3,262,272

		31,937,175

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.3%
Celanese Corp.	25,520	$ 2,751,056
Corteva, Inc. (A)	64,716	1,913,652
Dow, Inc. (A)	80,960	3,992,138
DuPont de Nemours, Inc.	46,116	3,461,928
Eastman Chemical Co.	62,360	4,853,479
Linde PLC	16,550	3,323,240
LyondellBasell Industries NV, Class A	12,500	1,076,625
RPM International, Inc.	8,500	519,435

		21,891,553

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,620	621,700
Waste Management, Inc.	8,800	1,015,256

		1,636,956

Communications Equipment - 0.2%
Cisco Systems, Inc.	59,790	3,272,306
Motorola Solutions, Inc.	4,290	715,272

		3,987,578

Consumer Finance - 0.7%
American Express Co.	36,210	4,469,762
Capital One Financial Corp.	52,910	4,801,054
Synchrony Financial	60,400	2,094,068

		11,364,884

Containers & Packaging - 0.4%
Avery Dennison Corp.	12,590	1,456,411
Crown Holdings, Inc. (A)	34,280	2,094,508
Packaging Corp. of America	13,300	1,267,756
WestRock Co.	38,350	1,398,625

		6,217,300

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	17,240	505,132

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	82,560	17,599,315

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	204,800	11,700,224

Electric Utilities - 1.8%
American Electric Power Co., Inc.	60,520	5,326,365
Edison International	61,400	4,138,974
Exelon Corp.	150,350	7,207,779
FirstEnergy Corp.	620	26,542
NextEra Energy, Inc.	39,360	8,063,290
Xcel Energy, Inc.	98,530	5,861,550

		30,624,500

Electrical Equipment - 0.5%
Eaton Corp. PLC	104,280	8,684,438
Emerson Electric Co.	9,000	600,480

		9,284,918

Entertainment - 1.2%
Electronic Arts, Inc. (A)	50,060	5,069,075
Netflix, Inc. (A)	23,400	8,595,288
Walt Disney Co.	49,370	6,894,027

		20,558,390

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	23,530	4,780,826
Boston Properties, Inc.	8,850	1,141,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	6,500	$ 765,635
Equinix, Inc.	3,710	1,870,916
Equity Residential	18,060	1,371,115
Federal Realty Investment Trust	15,990	2,058,872
Host Hotels & Resorts, Inc.	72,820	1,326,780
Mid-America Apartment Communities, Inc.	4,700	553,472
Prologis, Inc.	60,780	4,868,478
Public Storage	4,540	1,081,292
Ventas, Inc.	23,970	1,638,350
Vornado Realty Trust	44,240	2,835,784

		24,293,170

Food Products - 0.5%
Conagra Brands, Inc.	21,200	562,224
General Mills, Inc.	29,421	1,545,191
Mondelez International, Inc., Class A	138,940	7,488,866

		9,596,281

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	14,600	1,195,740
Becton Dickinson and Co.	6,800	1,713,668
Boston Scientific Corp. (A)	225,610	9,696,718
Danaher Corp.	5,420	774,626
Intuitive Surgical, Inc. (A)	3,410	1,788,715
Medtronic PLC	101,520	9,887,033
Zimmer Biomet Holdings, Inc.	63,190	7,439,991

		32,496,491

Health Care Providers & Services - 1.7%
Anthem, Inc.	18,110	5,110,823
Cigna Corp. (A)	59,490	9,372,649
CVS Health Corp.	15,900	866,391
McKesson Corp.	2,230	299,690
UnitedHealth Group, Inc.	55,590	13,564,516

		29,214,069

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	39,010	3,812,837
Royal Caribbean Cruises, Ltd.	9,070	1,099,375
Yum! Brands, Inc.	64,880	7,180,270

		12,092,482

Household Durables - 0.1%
Lennar Corp., Class A	52,150	2,527,189

Household Products - 0.6%
Procter & Gamble Co.	97,250	10,663,462

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	66,280	11,571,825

Insurance - 1.4%
Allstate Corp.	29,180	2,967,314
American International Group, Inc.	75,170	4,005,058
Arthur J. Gallagher & Co.	17,700	1,550,343
Everest Re Group, Ltd.	5,740	1,418,813
Hartford Financial Services Group, Inc.	76,250	4,248,650
Lincoln National Corp.	53,510	3,448,720
MetLife, Inc.	137,190	6,814,227

		24,453,125

Interactive Media & Services - 2.5%
Alphabet, Inc., Class A (A)	15,720	17,021,616
Alphabet, Inc., Class C (A)	14,860	16,062,323

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	54,450	$ 10,508,850

		43,592,789

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	19,620	37,153,021
Booking Holdings, Inc. (A)	930	1,743,480
Expedia Group, Inc.	29,840	3,969,615

		42,866,116

IT Services - 3.5%
Accenture PLC, Class A	22,600	4,175,802
Automatic Data Processing, Inc.	76,470	12,642,785
Cognizant Technology Solutions Corp., Class A	57,600	3,651,264
Fidelity National Information Services, Inc.	7,570	928,688
First Data Corp., Class A (A)	41,150	1,113,930
Mastercard, Inc., Class A	62,960	16,654,809
PayPal Holdings, Inc. (A)	91,750	10,501,705
Visa, Inc., Class A	61,300	10,638,615

		60,307,598

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	13,800	1,030,446
Illumina, Inc. (A)	6,310	2,323,027
Thermo Fisher Scientific, Inc.	32,640	9,585,715

		12,939,188

Machinery - 1.5%
Caterpillar, Inc.	4,100	558,789
Cummins, Inc.	30,990	5,309,827
Deere & Co.	19,180	3,178,318
Ingersoll-Rand PLC	33,890	4,292,846
PACCAR, Inc.	70,690	5,065,645
Parker-Hannifin Corp.	5,700	969,057
Snap-on, Inc.	10,160	1,682,902
Stanley Black & Decker, Inc.	29,490	4,264,549

		25,321,933

Media - 1.8%
Altice, Inc., Class A (A)	67,460	1,642,651
Charter Communications, Inc., Class A (A)	21,330	8,429,189
Comcast Corp., Class A	375,510	15,876,563
Discovery, Inc., Class A (A) (C)	94,420	2,898,694
Discovery, Inc., Class C (A)	84,088	2,392,304

		31,239,401

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	55,690	646,561
Newmont Goldcorp Corp.	20,200	777,094

		1,423,655

Multi-Utilities - 0.2%
Sempra Energy	28,700	3,944,528

Multiline Retail - 0.2%
Dollar General Corp.	24,080	3,254,653

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	130,760	16,271,774
Concho Resources, Inc.	9,740	1,004,973
Diamondback Energy, Inc.	39,660	4,321,750
EOG Resources, Inc.	94,460	8,799,894
Exxon Mobil Corp.	56,920	4,361,780
Marathon Petroleum Corp.	137,060	7,658,913

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	54,720	$ 3,765,283
Parsley Energy, Inc., Class A (A)	24,720	469,927
Phillips 66	5,100	477,054
Pioneer Natural Resources Co.	39,950	6,146,707

		53,278,055

Pharmaceuticals - 3.0%
Allergan PLC	17,720	2,966,860
Bristol-Myers Squibb Co.	49,710	2,254,348
Eli Lilly & Co.	67,621	7,491,731
Johnson & Johnson	87,130	12,135,466
Merck & Co., Inc.	157,330	13,192,120
Pfizer, Inc.	294,930	12,776,368
Zoetis, Inc.	5,600	635,544

		51,452,437

Road & Rail - 1.2%
Lyft, Inc., Class A (A) (C)	20,800	1,366,768
Norfolk Southern Corp.	52,470	10,458,845
Union Pacific Corp.	51,230	8,663,505

		20,489,118

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	93,020	10,499,167
Intel Corp.	39,760	1,903,311
Marvell Technology Group, Ltd.	41,600	992,992
NVIDIA Corp.	44,540	7,314,804
NXP Semiconductors NV	32,500	3,172,325
QUALCOMM, Inc.	15,100	1,148,657
Teradyne, Inc.	78,560	3,763,810
Texas Instruments, Inc.	119,380	13,700,049

		42,495,115

Software - 4.2%
Intuit, Inc.	16,790	4,387,731
Microsoft Corp.	402,560	53,926,937
Oracle Corp.	67,800	3,862,566
salesforce.com, Inc. (A)	59,290	8,996,072
VMware, Inc., Class A	9,000	1,504,890
Workday, Inc., Class A (A)	1,940	398,825

		73,077,021

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	17,750	2,735,985
AutoZone, Inc. (A)	6,920	7,608,333
Best Buy Co., Inc.	59,430	4,144,054
Home Depot, Inc.	61,630	12,817,191
Lowe’s Cos., Inc.	79,360	8,008,218
O’Reilly Automotive, Inc. (A)	8,870	3,275,868
Ross Stores, Inc.	50,540	5,009,525
TJX Cos., Inc.	104,530	5,527,546

		49,126,720

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	193,400	38,277,728
Hewlett Packard Enterprise Co.	224,720	3,359,564
HP, Inc.	142,360	2,959,664

		44,596,956

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	53,300	4,474,535

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	24,060	$ 2,277,038

		6,751,573

Tobacco - 0.8%
Altria Group, Inc.	59,250	2,805,488
Philip Morris International, Inc.	133,380	10,474,331

		13,279,819

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	24,670	993,708

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	21,650	1,605,131

Total Common Stocks (Cost $870,758,550)		1,040,979,863

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.95% (D)	15,621	430,983

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D) (C)	1,280	31,296

Total Preferred Stocks (Cost $460,660)		462,279

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 610,718	671,730
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 3.53% (D), 07/18/2027 (E)	936,000	932,826
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	614,219	611,515
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.81% (D), 10/18/2030 (E)	3,380,000	3,372,287
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.81% (D), 07/20/2030 (E)	2,500,000	2,499,510
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (E)	251,875	253,223
ICG CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.81% (D), 01/20/2030 (E)	1,100,000	1,092,205
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	1,109,777	1,147,890
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	1,542,982	1,586,717

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	$ 1,035,000	$ 1,060,288
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.94% (D), 04/15/2029 (E)	1,395,000	1,395,011
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	166,748	166,298
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	675,000	683,894
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (E)	2,600,000	2,628,718
New Residential Mortgage Loan Trust Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (E)	1,500,993	1,556,261
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (E)	140,000	141,037
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,825,000	1,839,877
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.78% (D), 01/20/2031 (E)	1,400,000	1,397,967
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	1,000,000	999,608
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	2,965,000	2,966,569
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	2,935,000	2,965,494
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	222,146	222,771
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,376,297	1,380,622
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	239,841	243,523
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	196,232	198,982
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	583,325	591,556
Palmer Square CLO, Ltd. Series 2015-2A, Class A1AR, 3-Month LIBOR + 1.27%, 3.86% (D), 07/20/2030 (E)	915,000	914,995
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	3,405,000	3,404,956
Sierra Timeshare Conduit Receivables Funding LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (E)	284,879	287,676

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	$ 55,395	$ 55,280
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	57,703	57,614
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	35,351	35,300
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	270,382	269,418
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	825,689	845,975
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	521,603	525,828
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (E)	514,286	514,280
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	983,622	986,407
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,325,325	1,327,443
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	573,333	574,501
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	420,632	423,087
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	658,523	660,917
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,438,499	1,446,763
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	660,753	656,914
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	925,077	919,831
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,213,459	1,218,271
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	998,140	999,828
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	733,954	736,090
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	1,827,528	1,841,565
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,605,020	1,621,930
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,849,150	1,877,079
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	1,775,514	1,854,130
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	3,055,000	3,082,052
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	337,425	337,315
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	1,161,282	1,170,495

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 3.73% (D), 10/20/2028 (E)	$ 1,125,000	$ 1,125,229

Total Asset-Backed Securities (Cost $62,018,624)		62,377,548

CORPORATE DEBT SECURITIES - 13.5%
Aerospace & Defense - 0.1%
Boeing Co. 3.50%, 03/01/2039	1,455,000	1,453,777
United Technologies Corp. 4.13%, 11/16/2028	892,000	979,953

		2,433,730

Air Freight & Logistics - 0.1%
FedEx Corp. 4.90%, 01/15/2034	1,261,000	1,467,256

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	734,075	739,728
3.70%, 04/01/2028	1,970,784	2,035,425
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	784,091	797,264
6.82%, 02/10/2024	2,047,746	2,253,544
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	544,117	551,571
United Airlines Pass-Through Trust 3.75%, 03/03/2028	2,143,858	2,225,968
US Airways Pass-Through Trust 5.38%, 05/15/2023	1,099,585	1,145,166

		9,748,666

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025	780,000	803,329

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026 (C)	1,030,000	1,038,605
General Motors Co.
4.88%, 10/02/2023	330,000	349,966
6.25%, 10/02/2043	893,000	950,608

		2,339,179

Banks - 2.0%
AIB Group PLC Fixed until 04/10/2024, 4.26% (D), 04/10/2025 (E)	1,897,000	1,953,356
Banco Santander SA 2.71%, 06/27/2024	1,600,000	1,603,040
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	3,600,000	3,714,807
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	2,110,000	2,171,182
Barclays Bank PLC 10.18%, 06/12/2021 (E)	2,135,000	2,416,504
BNP Paribas SA 4.40%, 08/14/2028 (E)	2,036,000	2,205,856

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc. 4.13%, 03/09/2021	$ 125,000	$ 127,381
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	1,340,000	1,384,193
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	1,601,000	1,709,991
4.50%, 01/14/2022	685,000	720,064
Commerzbank AG 8.13%, 09/19/2023 (E)	1,685,000	1,947,867
Discover Bank 3.45%, 07/27/2026	2,060,000	2,095,768
First Horizon National Corp. 3.50%, 12/15/2020	1,034,000	1,046,396
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	211,140
5.25%, 03/14/2044	201,000	235,185
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	615,000	616,671
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	1,916,000	2,009,417
4.13%, 12/15/2026	1,888,000	2,019,333
6.40%, 05/15/2038	987,000	1,361,872
Lloyds Banking Group PLC Fixed until 11/07/2022, 2.91% (D), 11/07/2023	1,358,000	1,360,256
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	665,000	692,621
6.40%, 10/21/2019	185,000	187,147
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	2,602,000	2,759,479
Fixed until 06/15/2024 (F), 5.90% (D),	637,000	666,461

		35,215,987

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026	999,000	1,050,403
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,419,000	1,482,989
4.75%, 01/23/2029	1,264,000	1,434,900
Constellation Brands, Inc. 3.70%, 12/06/2026	635,000	664,764
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	743,985
5.75%, 04/07/2021 (E)	1,761,000	1,859,420

		7,236,461

Biotechnology - 0.1%
AbbVie, Inc. 3.20%, 05/14/2026	697,000	704,620
Gilead Sciences, Inc. 4.15%, 03/01/2047	311,000	325,187

		1,029,807

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	$ 1,680,000	$ 1,748,442

Capital Markets - 0.9%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	515,000	524,451
3.70%, 10/15/2024	1,100,000	1,166,347
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,088,000	1,136,296
3.80%, 06/09/2023	1,515,000	1,571,164
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	2,056,000	2,173,096
6.75%, 10/01/2037	1,031,000	1,348,496
Lazard Group LLC 4.50%, 09/19/2028	1,477,000	1,573,025
Morgan Stanley
3.70%, 10/23/2024, MTN	1,976,000	2,084,737
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	633,000	700,263
5.00%, 11/24/2025	922,000	1,020,724
UBS AG 7.63%, 08/17/2022	1,521,000	1,706,121
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	1,014,000	1,092,947

		16,097,667

Chemicals - 0.0% (B)
Syngenta Finance NV 3.93%, 04/23/2021 (E)	845,000	860,334

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (E)	595,000	593,614
ERAC Finance LLC
2.70%, 11/01/2023 (E)	615,000	616,108
3.85%, 11/15/2024 (E)	720,000	761,384
Hutchison Whampoa International 11, Ltd. 4.63%, 01/13/2022 (E)	600,000	629,629
Waste Management, Inc. 3.20%, 06/15/2026	1,290,000	1,341,940

		3,942,675

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	1,142,000	1,153,420

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/15/2046 (E)	1,477,000	1,479,678
3.17%, 04/09/2047 (E)	1,490,000	1,501,255
3.45%, 03/15/2048 (E)	1,660,000	1,706,809

		4,687,742

Construction Materials - 0.2%
CRH America Finance, Inc. 4.50%, 04/04/2048 (E)	900,000	887,555
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	1,290,000	1,275,016
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 12/15/2047	1,122,000	1,144,744

		3,307,315

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.3%
Ally Financial, Inc.
3.88%, 05/21/2024	$ 876,000	$ 896,805
4.13%, 03/30/2020	1,500,000	1,514,505
American Express Co. 4.05%, 12/03/2042	300,000	328,317
BMW Capital LLC 2.80%, 04/11/2026 (E)	1,775,000	1,788,604
Capital One Financial Corp. 3.30%, 10/30/2024	1,133,000	1,162,179

		5,690,410

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	525,000	554,394
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	662,188
5.75%, 10/15/2020	1,254,994	1,258,132

		2,474,714

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	95,000	101,463

Diversified Financial Services - 0.2%
Aviation Capital Group LLC 7.13%, 10/15/2020 (E)	1,811,000	1,915,627
AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	1,846,000	1,904,797

		3,820,424

Diversified Telecommunication Services - 0.5%
AT&T, Inc. 3.40%, 05/15/2025	2,055,000	2,112,551
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	210,000	209,310
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	1,155,000	1,235,850
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	179,865
Verizon Communications, Inc.
3.50%, 11/01/2024	2,028,000	2,131,080
5.50%, 03/16/2047	1,977,000	2,482,246

		8,350,902

Electric Utilities - 0.6%
American Electric Power Co., Inc. 2.95%, 12/15/2022	1,000,000	1,015,351
Appalachian Power Co. 3.40%, 06/01/2025	550,000	570,336
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	114,000	137,289
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,306,292
Duke Energy Progress LLC 3.60%, 09/15/2047	1,050,000	1,047,925
Entergy Arkansas LLC 3.70%, 06/01/2024	267,000	282,684
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	347,000	347,909

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	$ 1,512,000	$ 1,585,848
5.30%, 06/01/2042	75,000	95,252
PacifiCorp
3.60%, 04/01/2024	966,000	1,013,618
5.75%, 04/01/2037	150,000	191,988
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	560,000	573,141

		10,167,633

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	356,611
3.88%, 01/12/2028	259,000	256,824
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,750,000	1,872,879
4.60%, 04/06/2027	195,000	208,501

		2,694,815

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	1,363,000	1,418,379
Schlumberger Investment SA 3.65%, 12/01/2023	132,000	138,879

		1,557,258

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/15/2048 (E)	775,000	810,654
CBL & Associates, LP 5.25%, 12/01/2023 (C)	1,036,000	745,920
EPR Properties 4.75%, 12/15/2026	1,347,000	1,425,233
HCP, Inc.
3.40%, 02/01/2025	1,650,000	1,686,908
3.50%, 07/15/2029 (G)	714,000	717,151
Hospitality Properties Trust 5.00%, 08/15/2022	1,250,000	1,310,874
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,189,554
4.38%, 10/01/2025	674,000	720,147
Life Storage, LP 4.00%, 06/15/2029	732,000	750,941
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	1,399,000	1,441,643
4.63%, 11/01/2025	938,000	1,010,099
WEA Finance LLC 4.13%, 09/20/2028 (E)	1,315,000	1,399,580

		13,208,704

Food & Staples Retailing - 0.2%
Sysco Corp. 3.30%, 07/15/2026	1,023,000	1,050,134
Walmart, Inc. 3.63%, 12/15/2047	1,540,000	1,646,475

		2,696,609

Food Products - 0.1%
Kraft Heinz Foods Co. 2.80%, 07/02/2020	880,000	880,978

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.75%, 11/30/2026	$ 896,000	$ 968,752
Boston Scientific Corp. 4.70%, 03/01/2049	1,051,000	1,206,198
Edwards Lifesciences Corp. 4.30%, 06/15/2028	1,027,000	1,110,269

		3,285,219

Health Care Providers & Services - 0.3%
Cigna Corp. 4.13%, 11/15/2025 (E)	827,000	880,706
CVS Health Corp.
2.13%, 06/01/2021	1,337,000	1,328,127
4.10%, 03/25/2025	508,000	535,783
HCA Healthcare, Inc. 6.25%, 02/15/2021	645,000	675,637
HCA, Inc.
4.13%, 06/15/2029	447,000	459,507
5.25%, 04/15/2025	298,000	330,171
Quest Diagnostics, Inc. 4.20%, 06/30/2029	1,475,000	1,575,967

		5,785,898

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	842,000	876,880
Whirlpool Corp. 4.75%, 02/26/2029	672,000	723,717

		1,600,597

Industrial Conglomerates - 0.1%
General Electric Co. 6.88%, 01/10/2039, MTN	1,419,000	1,779,213

Insurance - 0.3%
Athene Global Funding 3.00%, 07/01/2022 (E)	997,000	1,008,862
CNA Financial Corp. 3.90%, 05/01/2029	793,000	833,914
Fidelity National Financial, Inc. 5.50%, 09/01/2022	255,000	275,991
Lincoln National Corp. 3.63%, 12/12/2026	1,047,000	1,090,299
Reinsurance Group of America, Inc. 3.90%, 05/15/2029	503,000	522,136
RenaissanceRe Finance, Inc. 3.45%, 07/01/2027	1,564,000	1,594,685

		5,325,887

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	1,213,000	1,285,453
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (E)	1,322,000	1,349,643

		2,635,096

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 3.60%, 06/01/2026	630,000	664,316
Expedia Group, Inc. 3.80%, 02/15/2028	981,000	998,549

		1,662,865

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	$ 823,000	$ 875,613
Fidelity National Information Services, Inc. 3.75%, 05/21/2029	531,000	564,109
Fiserv, Inc. 3.50%, 07/01/2029	975,000	1,002,186

		2,441,908

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	1,236,000	1,501,123

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	580,000	578,249

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 01/15/2024	1,327,000	1,356,692
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	1,240,000	1,263,250
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (F)	473,000	484,352
NBCUniversal Media LLC
4.38%, 04/01/2021	1,830,000	1,897,739
4.45%, 01/15/2043	1,294,000	1,426,515

		6,428,548

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	803,088
4.75%, 04/10/2027 (E)	365,000	386,606
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	185,000	185,000

		1,374,694

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	91,127
4.88%, 03/01/2044	201,000	230,907
Dominion Energy, Inc. 2.58%, 07/01/2020	833,000	831,803
DTE Electric Co. 4.30%, 07/01/2044	1,519,000	1,702,616
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	650,000	651,483

		3,507,936

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	2,142,000	2,407,349
BP Capital Markets PLC 3.12%, 05/04/2026 (C)	2,307,000	2,350,943
Energy Transfer Operating, LP
4.90%, 02/01/2024	659,000	707,643
5.15%, 02/01/2043	800,000	804,500
5.95%, 10/01/2043	740,000	814,289
7.60%, 02/01/2024	581,000	674,814
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,642,000	1,700,744

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. 2.45%, 04/01/2020	$ 371,000	$ 370,951
Exxon Mobil Corp. 3.04%, 03/01/2026	1,950,000	2,020,980
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024 (C)	1,295,000	1,365,852
Nexen, Inc. 5.88%, 03/10/2035	10,000	12,363
Petrobras Global Finance BV 6.25%, 03/17/2024	670,000	732,846
Petroleos Mexicanos
3.50%, 01/30/2023 (C)	1,515,000	1,437,584
6.50%, 01/23/2029	656,000	634,680
6.88%, 08/04/2026	790,000	799,796
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	1,490,000	1,494,917
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	670,000	705,320
Shell International Finance BV
2.50%, 09/12/2026	1,826,000	1,815,204
3.75%, 09/12/2046	266,000	281,623
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	166,704
4.63%, 03/01/2034	145,000	160,966
Western Midstream Operating, LP 5.38%, 06/01/2021	259,000	267,586
Williams Cos., Inc.
5.40%, 03/04/2044	128,000	141,313
7.88%, 09/01/2021	109,000	120,920

		21,989,887

Pharmaceuticals - 0.4%
AstraZeneca PLC
4.00%, 01/17/2029	345,000	376,973
4.38%, 08/17/2048 (C)	967,000	1,088,348
Bayer Finance LLC 3.00%, 10/08/2021 (E)	992,000	999,355
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (E)	1,149,000	1,193,823
Merck & Co., Inc. 3.40%, 03/07/2029	667,000	709,945
Mylan, Inc. 4.55%, 04/15/2028 (C)	1,102,000	1,080,719
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028 (E)	1,091,000	1,236,472

		6,685,635

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	520,886
3.75%, 04/01/2024	48,000	51,257
CSX Corp. 3.80%, 11/01/2046	703,000	711,709
Park Aerospace Holdings, Ltd. 5.50%, 02/15/2024 (E)	2,433,000	2,622,725

		3,906,577

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	1,548,000	1,593,338

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp. 4.10%, 03/15/2029	$ 980,000	$ 1,030,973
Lam Research Corp. 3.75%, 03/15/2026	1,116,000	1,174,236
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (E)	537,000	575,514
QUALCOMM, Inc. 3.25%, 05/20/2027	700,000	714,060

		5,088,121

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	1,571,000	1,669,312

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2.85%, 02/23/2023	1,376,000	1,409,007
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	919,000	1,013,824
Western Digital Corp. 4.75%, 02/15/2026 (C)	1,485,000	1,456,859

		3,879,690

Tobacco - 0.2%
Altria Group, Inc.
3.80%, 02/14/2024	647,000	674,445
4.40%, 02/14/2026	689,000	737,265
BAT Capital Corp.
2.30%, 08/14/2020	486,000	484,989
2.76%, 08/15/2022	1,019,000	1,020,546

		2,917,245

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (E)	720,000	741,940

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,038,535
4.38%, 07/16/2042 (C)	250,000	268,145
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,306,000	3,342,542
3.72%, 07/15/2043 (E)	40,000	41,166
Sprint Corp.
7.25%, 09/15/2021	330,000	350,625
7.88%, 09/15/2023	200,000	217,250

		5,258,263

Total Corporate Debt Securities (Cost $226,753,279)		233,759,823

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025 (C)	480,000	506,083

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	319,335
4.50%, 01/28/2026	1,125,000	1,214,438

		1,533,773

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	$ 1,160,000	$ 1,262,066
5.38%, 10/17/2023 (E)	400,000	438,923

		1,700,989

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,883,000	1,918,306

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	550,000	587,131

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	160,000	204,240

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023 (C)	405,000	415,935

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	209,760

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	705,000	703,717

Total Foreign Government Obligations (Cost $7,461,897)		7,779,934

MORTGAGE-BACKED SECURITIES - 3.8%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	1,300,000	1,318,716
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,628,364
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,371,283
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,935,000	122,643
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	764,282
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,189,203
BCAP LLC Trust Series 2010-RR1, Class 12A1, 5.25% (D), 08/26/2036 (E)	3,667	3,650
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	1,800,000	1,866,247
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (D), 03/13/2035 (E)	2,550,000	2,682,293
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	102,652	108,531

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	$ 285,000	$ 304,730
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	376,337	380,760
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,042,643	1,056,950
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,782,994
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	69,951	69,342
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	171,048
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,997,211
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	890,000	947,646
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,500,000	3,636,577
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	697,135
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	1,690,000	1,710,902
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,135,000	1,160,207
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.75% (D), 08/26/2036 (E)	21,913	21,938
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 3.09% (D), 12/27/2035 (E)	603,268	599,351
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-RMP1, Class A2, 1-Month LIBOR + 0.15%, 2.55% (D), 12/25/2036	136,416	121,810
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	440,000	438,382
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	1,830,837	1,877,713
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	800,000	821,572
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 4.29% (D), 02/26/2036 (E)	26,761	26,833
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	425,384
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,351,510	5,519,296

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (E)	$ 319,316	$ 331,713
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	392,070	391,710
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,063,071
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	993,163
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	4,890,000	4,884,204
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	560,998	556,948
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.79% (D), 08/15/2034 (E)	4,020,506	4,021,735
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	286,993	293,509
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	256,501	265,743
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	940,262	957,295
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	248,855	256,934
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	551,500	570,574
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	600,208	619,859
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	646,871	658,553
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,191,560	1,230,229
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,456,184	1,515,204
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,381,939	1,443,072
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,142,287	2,229,195
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,758,213	1,837,233
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	2,169,000	2,263,971
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	1,911,000	1,908,271
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 2.98% (D), 05/25/2035	186,610	188,079

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	$ 916,000	$ 939,913

Total Mortgage-Backed Securities (Cost $64,635,831)		65,243,171

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	55,000	82,179
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,149,909
7.60%, 11/01/2040	660,000	1,070,969
7.70%, 11/01/2030	580,000	621,969
7.95%, 03/01/2036	1,525,000	1,582,401
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	50,000	60,689

		4,568,116

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	50,000	60,072

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	71,000	109,833

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	60,000	84,473
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	55,000	77,688
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	55,000	68,399
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	95,000	121,315

		351,875

Total Municipal Government Obligations (Cost $5,073,557)		5,089,896

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	578,969	633,825
5.50%, 07/01/2037 - 06/01/2041	126,586	138,952
6.00%, 12/01/2037	52,403	60,153

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	$ 5,901,112	$ 6,073,352
3.01%, 07/25/2025	7,159,000	7,455,526
3.06% (D), 08/25/2024	3,640,000	3,786,567
3.49%, 01/25/2024	2,260,000	2,384,859
3.53% (D), 07/25/2023	1,852,000	1,950,812
Federal National Mortgage Association
2.50%, TBA (G)	4,361,000	4,391,578
3.00%, TBA (G)	44,624,000	45,100,940
3.33% (D), 10/25/2023	232,328	242,666
3.50%, 07/01/2028 - 01/01/2029	470,026	489,355
3.50%, TBA (G)	37,711,000	38,555,078
4.00%, 06/01/2042	146,047	154,030
4.00%, TBA (G)	14,575,000	15,063,775
4.50%, 02/01/2025 - 06/01/2026	251,215	263,378
12-Month LIBOR + 1.52%, 4.58% (D), 02/01/2043	62,455	64,735
5.00%, 04/01/2039 - 11/01/2039	1,888,132	2,073,102
5.50%, 04/01/2037 - 12/01/2041	947,915	1,060,350
6.00%, 08/01/2036 - 06/01/2041	1,742,127	1,976,550
6.50%, 05/01/2040	134,061	157,070
Government National Mortgage Association, Interest Only STRIPS 0.78% (D), 02/16/2053	748,807	36,306

Total U.S. Government Agency Obligations (Cost $131,041,043)		132,112,959

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.9%
U.S. Treasury Bond
2.25%, 08/15/2046	3,116,000	2,943,890
2.50%, 02/15/2045 - 05/15/2046	12,009,000	11,952,673
2.75%, 08/15/2042 - 11/15/2047	9,134,600	9,553,074
2.88%, 08/15/2045	5,077,000	5,426,242
3.00%, 05/15/2042 - 08/15/2048	4,653,600	5,100,251
3.13%, 02/15/2042 - 05/15/2048	3,152,000	3,525,064
3.50%, 02/15/2039	8,413,500	9,993,989
3.63%, 02/15/2044	8,879,700	10,729,869
4.50%, 02/15/2036 (C)	3,546,600	4,679,434
4.75%, 02/15/2037	7,403,000	10,137,483
5.25%, 02/15/2029	3,464,000	4,448,940
U.S. Treasury Note
1.00%, 11/30/2019	6,783,000	6,751,470
1.13%, 06/30/2021 - 09/30/2021	2,832,000	2,796,924
1.38%, 09/30/2019	4,343,000	4,334,009
1.50%, 08/15/2026	3,165,000	3,084,515
1.63%, 02/15/2026 - 05/15/2026	3,790,000	3,732,982
2.25%, 11/15/2027	1,266,200	1,296,272
2.38%, 12/31/2020 - 02/29/2024	12,918,000	13,113,152
2.50%, 12/31/2020 - 05/15/2024	15,394,900	15,811,584
2.63%, 12/15/2021 - 02/15/2029	6,621,000	6,962,742
2.88%, 09/30/2023 - 05/15/2049	11,850,300	12,612,101
3.13%, 11/15/2028	4,156,600	4,559,108

		153,545,768

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,669,057	1,870,852
2.50%, 01/15/2029	4,903,774	5,898,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	$ 6,455,092	$ 6,567,480

		14,337,112

Total U.S. Government Obligations (Cost $160,742,619)		167,882,880

COMMERCIAL PAPER - 4.9%
Banks - 0.4%
Concord Minutemen Capital Co.
2.48% (H), 08/01/2019	3,000,000	2,993,290
2.60% (H), 07/08/2019	3,000,000	2,998,087

		5,991,377

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC 2.62% (H), 07/11/2019	1,000,000	999,143
Intercontinental Exchange, Inc.
2.50% (H), 09/04/2019	3,000,000	2,986,321
2.59% (H), 07/11/2019	3,000,000	2,997,460

		6,982,924

Commercial Services & Supplies - 0.3%
Charta LLC 2.59% (H), 07/30/2019	6,000,000	5,986,877

Diversified Financial Services - 3.4%
Atlantic Asset Securitization LLC 2.44% (H), 07/22/2019	5,100,000	5,092,180
Barton Capital Corp. 2.63% (H), 08/12/2019	6,300,000	6,280,211
Cancara Asset Securitisation LLC 2.40% (H), 09/19/2019	4,000,000	3,978,589
Chariot Funding LLC 2.58% (H), 08/08/2019	6,000,000	5,983,133
Ciesco LLC 2.57% (H), 08/13/2019	3,000,000	2,990,550
Jupiter Securitization Co. LLC 2.47% (H), 09/05/2019	3,750,000	3,732,858
Le Fayette Asset Securitization LLC 2.60% (H), 07/02/2019	4,800,000	4,798,980
Mont Blanc Capital Corp. 2.62% (H), 07/02/2019	6,000,000	5,998,715
Nieuw Amsterdam Receivables Corp. 2.55% (H), 08/12/2019	6,500,000	6,480,139
Old Line Funding LLC 2.56% (H), 07/29/2019	1,200,000	1,197,490
Sheffield Receivables Corp. 2.55% (H), 08/15/2019	6,500,000	6,478,785
Starbird Funding Corp. 2.32% (H), 09/20/2019	6,000,000	5,968,460

		58,980,090

	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services - 0.4%
United Healthcare Co. 2.57% (H), 07/22/2019	$ 6,000,000	$ 5,990,302

Software - 0.0% (B)
Manhattan Asset Funding Co. LLC 2.39% (H), 08/15/2019	500,000	498,466

Total Commercial Paper (Cost $84,430,036)		84,430,036

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
2.08% (H), 08/08/2019	700,000	698,408
2.09% (H), 08/08/2019	400,000	399,087
2.30% (H), 07/23/2019	200,000	199,699
2.42% (H), 07/05/2019 - 08/08/2019	3,542,100	3,539,285
2.43% (H), 07/05/2019	14,086,000	14,080,410

Total Short-Term U.S. Government Obligations (Cost $18,916,889)		18,916,889

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (H)	16,533,805	16,533,805

Total Other Investment Company (Cost $16,533,805)		16,533,805

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (H), dated 06/28/2019, to be repurchased at $8,936,977 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $9,120,996.	$ 8,935,897	8,935,897

Total Repurchase Agreement (Cost $8,935,897)		8,935,897

Total Investments (Cost $1,657,762,687)		1,844,504,980
Net Other Assets (Liabilities) - (6.4)%		(110,197,429)

Net Assets - 100.0%		$ 1,734,307,551

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	27	09/20/2019	$3,974,670	$3,932,117	$42,553	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,040,979,863	$—	$—	$1,040,979,863
Preferred Stocks	462,279	—	—	462,279
Asset-Backed Securities	—	62,377,548	—	62,377,548
Corporate Debt Securities	—	233,759,823	—	233,759,823
Foreign Government Obligations	—	7,779,934	—	7,779,934
Mortgage-Backed Securities	—	65,243,171	—	65,243,171
Municipal Government Obligations	—	5,089,896	—	5,089,896
U.S. Government Agency Obligations	—	132,112,959	—	132,112,959
U.S. Government Obligations	—	167,882,880	—	167,882,880
Commercial Paper	—	84,430,036	—	84,430,036
Short-Term U.S. Government Obligations	—	18,916,889	—	18,916,889
Other Investment Company	16,533,805	—	—	16,533,805
Repurchase Agreement	—	8,935,897	—	8,935,897

Total Investments	$1,057,975,947	$786,529,033	$—	$1,844,504,980

Other Financial Instruments
Futures Contracts (J)	$42,553	$—	$—	$42,553

Total Other Financial Instruments	$42,553	$—	$—	$42,553

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,181,038. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $174,179,184, representing 10.0% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at June 30, 2019.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $1,648,826,790) (including securities loaned of $16,181,038)	$1,835,569,083
Repurchase agreement, at value (cost $8,935,897)	8,935,897
Cash	2,438,000
Cash collateral pledged at broker for:
Futures contracts	383,000
Receivables and other assets:
Investments sold	9,864,518
When-issued, delayed-delivery, forward and TBA commitments sold	14,479,098
Net income from securities lending	9,411
Shares of beneficial interest sold	72,328
Dividends and/or distributions	923,574
Interest	4,603,982
Tax reclaims	22
Variation margin receivable on futures contracts	22,215
Prepaid expenses	6,304

Total assets	1,877,307,432

Liabilities:
Cash collateral received upon return of:
Securities on loan	16,533,805
Cash collateral at broker for:
TBA commitments	222,425
Payables and other liabilities:
Investments purchased	6,060,312
When-issued, delayed-delivery, forward and TBA commitments purchased	118,075,905
Shares of beneficial interest redeemed	688,869
Investment management fees	819,710
Distribution and service fees	265,455
Transfer agent costs	4,588
Trustees, CCO and deferred compensation fees	9,912
Audit and tax fees	29,445
Custody fees	93,216
Legal fees	22,431
Printing and shareholder reports fees	144,054
Other accrued expenses	29,754

Total liabilities	142,999,881

Net assets	$1,734,307,551

Net assets consist of:
Capital stock ($0.01 par value)	$1,127,232
Additional paid-in capital	1,372,599,235
Total distributable earnings (accumulated losses)	360,581,084

Net assets	$1,734,307,551

Net assets by class:
Initial Class	$329,693,996
Service Class	1,404,613,555

Shares outstanding:
Initial Class	21,034,803
Service Class	91,688,392

Net asset value and offering price per share:
Initial Class	$15.67
Service Class	15.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$9,159,718
Interest income	10,556,838
Net income from securities lending	60,627
Withholding taxes on foreign income	(4,405)

Total investment income	19,772,778

Expenses:
Investment management fees	5,178,723
Distribution and service fees:
Service Class	1,675,186
Transfer agent costs	12,420
Trustees, CCO and deferred compensation fees	25,682
Audit and tax fees	27,490
Custody fees	80,182
Legal fees	42,779
Printing and shareholder reports fees	68,108
Other	54,133

Total expenses	7,164,703

Net investment income (loss)	12,608,075

Net realized gain (loss) on:
Investments	26,851,575
Futures contracts	3,077,924

Net realized gain (loss)	29,929,499

Net change in unrealized appreciation (depreciation) on:
Investments	163,170,563
Futures contracts	(604,727)

Net change in unrealized appreciation (depreciation)	162,565,836

Net realized and change in unrealized gain (loss)	192,495,335

Net increase (decrease) in net assets resulting from operations	$205,103,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$12,608,075	$25,169,927
Net realized gain (loss)	29,929,499	109,183,207
Net change in unrealized appreciation (depreciation)	162,565,836	(197,741,815)

Net increase (decrease) in net assets resulting from operations	205,103,410	(63,388,681)

Distributions to shareholders:
Initial Class	—	(17,767,208)
Service Class	—	(73,260,732)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(91,027,940)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,921,745	11,638,190
Service Class	9,325,237	18,889,707

	13,246,982	30,527,897

Dividends and/or distributions reinvested:
Initial Class	—	17,767,208
Service Class	—	73,260,732

	—	91,027,940

Cost of shares redeemed:
Initial Class	(18,663,770)	(39,268,179)
Service Class	(53,622,877)	(157,606,704)

	(72,286,647)	(196,874,883)

Net increase (decrease) in net assets resulting from capital share transactions	(59,039,665)	(75,319,046)

Net increase (decrease) in net assets	146,063,745	(229,735,667)

Net assets:
Beginning of period/year	1,588,243,806	1,817,979,473

End of period/year	$1,734,307,551	$1,588,243,806

Capital share transactions - shares:
Shares issued:
Initial Class	262,630	766,025
Service Class	634,567	1,266,117

	897,197	2,032,142

Shares reinvested:
Initial Class	—	1,190,832
Service Class	—	5,010,994

	—	6,201,826

Shares redeemed:
Initial Class	(1,254,750)	(2,614,202)
Service Class	(3,647,661)	(10,723,655)

	(4,902,411)	(13,337,857)

Net increase (decrease) in shares outstanding:
Initial Class	(992,120)	(657,345)
Service Class	(3,013,094)	(4,446,544)

	(4,005,214)	(5,103,889)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.85		$15.17	$13.56	$13.11		$13.97	$13.57

Investment operations:
Net investment income (loss) (A)	0.13		0.25	0.20	0.19	(B)	0.19	0.20
Net realized and unrealized gain (loss)	1.69		(0.75)	1.69	0.83		(0.18)	1.24

Total investment operations	1.82		(0.50)	1.89	1.02		0.01	1.44

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.12)	(0.13)		(0.19)	(0.20)
Net realized gains	—		(0.60)	(0.16)	(0.44)		(0.68)	(0.84)

Total dividends and/or distributions to shareholders	—		(0.82)	(0.28)	(0.57)		(0.87)	(1.04)

Net asset value, end of period/year	$15.67		$13.85	$15.17	$13.56		$13.11	$13.97

Total return	13.14	%(C)	(3.66)%	14.14%	7.87%		0.21%	10.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$329,694		$305,002	$344,156	$319,369		$315,342	$347,751
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66	%(D)	0.66%	0.66%	0.70%		0.73%	0.77	%(E)
Including waiver and/or reimbursement and recapture	0.66	%(D)	0.66%	0.66%	0.69	%(B)	0.73%	0.77	%(E)
Net investment income (loss) to average net assets	1.72	%(D)	1.64%	1.42%	1.45	%(B)	1.40%	1.46%
Portfolio turnover rate	24	%(C)	46%	39%	35%		46%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.55		$14.86	$13.31	$12.89		$13.76	$13.39

Investment operations:
Net investment income (loss) (A)	0.11		0.20	0.17	0.16	(B)	0.16	0.16
Net realized and unrealized gain (loss)	1.66		(0.73)	1.65	0.81		(0.18)	1.22

Total investment operations	1.77		(0.53)	1.82	0.97		(0.02)	1.38

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.11)	(0.11)		(0.17)	(0.17)
Net realized gains	—		(0.60)	(0.16)	(0.44)		(0.68)	(0.84)

Total dividends and/or distributions to shareholders	—		(0.78)	(0.27)	(0.55)		(0.85)	(1.01)

Net asset value, end of period/year	$15.32		$13.55	$14.86	$13.31		$12.89	$13.76

Total return	13.06	%(C)	(3.90)%	13.82%	7.64%		(0.06)%	10.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,404,614		$1,283,242	$1,473,823	$1,041,215		$411,509	$330,408
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(D)	0.91%	0.91%	0.95%		0.98%	1.02	%(E)
Including waiver and/or reimbursement and recapture	0.91	%(D)	0.91%	0.91%	0.94	%(B)	0.98%	1.02	%(E)
Net investment income (loss) to average net assets	1.48	%(D)	1.39%	1.17%	1.20	%(B)	1.16%	1.21%
Portfolio turnover rate	24	%(C)	46%	39%	35%		46%	86%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $6,372.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,047,261	$—	$—	$—	$3,047,261
Preferred Stocks	2,523	—	—	—	2,523
Corporate Debt Securities	7,823,700	—	—	—	7,823,700
Foreign Government Obligations	831,848	—	—	—	831,848
U.S. Government Obligations	4,828,473	—	—	—	4,828,473
Total Securities Lending Transactions	$16,533,805	$—	$—	$—	$16,533,805
Total Borrowings	$16,533,805	$—	$—	$—	$16,533,805

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$42,553	$—	$—	$42,553
Total	$—	$—	$42,553	$—	$—	$42,553

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$3,077,924	$—	$—	$3,077,924
Total	$—	$—	$3,077,924	$—	$—	$3,077,924

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(604,727)	$—	$—	$(604,727)
Total	$—	$—	$(604,727)	$—	$—	$(604,727)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 12,294,918	$ —

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

With respect to the Portfolio, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-advisor for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $1 billion	0.65%
Over $1 billion up to $5 billion	0.59
Over $5 billion	0.58

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2019
Initial Class	0.75%	May 1, 2020
Service Class	1.00	May 1, 2020
Prior to May 1, 2019
Initial Class	0.85
Service Class	1.10

TAM is entitled to recapture expenses accrued by the Portfolios for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolios’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 300,818,904	$ 69,710,116	$ 351,242,559	$ 48,336,927

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,657,762,687	$ 211,865,250	$ (25,080,404)	$ 186,784,846

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that J.P. Morgan had commenced sub-advising the equity sleeve of the Portfolio on March 22, 2011 pursuant to its current equity investment strategies. The Board also noted that AUIM had commenced sub-advising the fixed-income sleeve of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,056.20	$1.02	$1,023.80	$1.00	0.20%
Service Class	1,000.00	1,062.20	4.09	1,020.80	4.01	0.80

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	32.3%
International Alternative Funds	31.6
International Fixed Income Funds	19.3
International Equity Funds	6.9
Repurchase Agreement	6.0
U.S. Fixed Income Funds	5.0
U.S. Mixed Allocation Fund	2.8
Net Other Assets (Liabilities)	(3.9)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.3%
International Fixed Income Fund - 2.3%
iShares JPMorgan EM Local Currency Bond ETF	1,964	$ 90,815

Total Exchange-Traded Fund (Cost $88,867)		90,815

INVESTMENT COMPANIES - 95.6%
International Alternative Funds - 31.6%
Transamerica Global Multifactor Macro (A) (B)	55,967	517,695
Transamerica Unconstrained Bond (B)	70,574	695,150

		1,212,845

International Equity Funds - 6.9%
Transamerica Emerging Markets Equity (B)	14,010	139,260
Transamerica Global Real Estate Securities (B)	8,878	127,751

		267,011

International Fixed Income Funds - 17.0%
Transamerica Emerging Markets Debt (B)	24,858	265,481
Transamerica Inflation Opportunities (B)	37,860	386,176

		651,657

U.S. Alternative Funds - 32.3%
Transamerica Event Driven (B)	41,572	434,428
Transamerica Long/Short Strategy (B)	63,617	401,425
Transamerica Managed Futures Strategy (A) (B)	55,128	405,743

		1,241,596

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 5.0%
Transamerica Core Bond (B)	5,164	$ 52,151
Transamerica High Yield Bond (B)	15,186	138,495

		190,646

U.S. Mixed Allocation Fund - 2.8%
Transamerica MLP & Energy Income (B)	15,396	108,079

Total Investment Companies (Cost $3,669,754)		3,671,834

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $229,821 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $237,423.	$ 229,793	229,793

Total Repurchase Agreement (Cost $229,793)		229,793

Total Investments (Cost $3,988,414)		3,992,442
Net Other Assets (Liabilities) - (3.9)%		(151,036)

Net Assets - 100.0%		$ 3,841,406

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$90,815	$—	$—	$90,815
Investment Companies	3,671,834	—	—	3,671,834
Repurchase Agreement	—	229,793	—	229,793

Total Investments	$3,762,649	$229,793	$—	$3,992,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2019	Shares as of June 30, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$34,531	$15,630	$—	$—	$1,990	$52,151	5,164	$631	$—
Transamerica Emerging Markets Debt	217,715	39,734	(10,558)	(242)	18,832	265,481	24,858	4,734	—
Transamerica Emerging Markets Equity	192,304	15,000	(80,000)	(17,371)	29,327	139,260	14,010	—	—
Transamerica Event Driven	359,994	45,000	—	—	29,434	434,428	41,572	—	—
Transamerica Global Multifactor Macro	432,224	95,000	(20,000)	(1,731)	12,202	517,695	55,967	—	—
Transamerica Global Real Estate Securities	109,783	858	—	—	17,110	127,751	8,878	858	—
Transamerica High Yield Bond	83,121	48,468	(44)	—	6,950	138,495	15,186	3,468	—
Transamerica Inflation Opportunities	328,127	53,754	(15,000)	135	19,160	386,176	37,860	1,753	—
Transamerica Long/Short Strategy	350,177	25,000	—	—	26,248	401,425	63,617	—	—
Transamerica Managed Futures Strategy	335,918	80,000	(20,000)	(10,705)	20,530	405,743	55,128	—	—
Transamerica MLP & Energy Income	78,204	17,755	(2,972)	—	15,092	108,079	15,396	2,755	—
Transamerica Unconstrained Bond	586,367	120,810	(31,433)	739	18,667	695,150	70,574	13,809	—

Total	$3,108,465	$557,009	$(180,007)	$(29,175)	$215,542	$3,671,834	408,210	$28,008	$—

(C)	Rate disclosed reflects the yield at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Affiliated investments, at value (cost $3,669,754)	$3,671,834
Unaffiliated investments, at value (cost $88,867)	90,815
Repurchase agreement, at value (cost $229,793)	229,793
Receivables and other assets:
Investments sold	199
Shares of beneficial interest sold	16,653
Dividends and/or distributions	2,915
Interest	9
Due from investment manager	3,241
Prepaid expenses	18

Total assets	4,015,477

Liabilities:
Payables and other liabilities:
Investments purchased	161,915
Shares of beneficial interest redeemed	12
Distribution and service fees	712
Transfer agent costs	9
Trustees, CCO and deferred compensation fees	16
Audit and tax fees	8,026
Custody fees	1,300
Legal fees	23
Printing and shareholder reports fees	119
Other accrued expenses	1,939

Total liabilities	174,071

Net assets	$3,841,406

Net assets consist of:
Capital stock ($0.01 par value)	$3,814
Additional paid-in capital	3,882,493
Total distributable earnings (accumulated losses)	(44,901)

Net assets	$3,841,406

Net assets by class:
Initial Class	$11
Service Class	3,841,395

Shares outstanding:
Initial Class	1
Service Class	381,437

Net asset value and offering price per share:
Initial Class	$9.78	(A)
Service Class	10.07

(A)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019 (unaudited)

Investment Income:
Dividend income from affiliated investments	$28,008
Interest income from unaffiliated investments	253

Total investment income	28,261

Expenses:
Investment management fees	3,244
Distribution and service fees:
Service Class	4,213
Transfer agent costs	24
Trustees, CCO and deferred compensation fees	47
Audit and tax fees	8,026
Custody fees	638
Legal fees	70
Printing and shareholder reports fees	705
Filing fees	4,138
Other	75

Total expenses before waiver and/or reimbursement and recapture	21,180

Expenses waived and/or reimbursed:
Service Class	(8,327)
Recapture of previously waived and/or reimbursed fees:
Service Class	624

Net expenses	13,477

Net investment income (loss)	14,784

Net realized gain (loss) on:
Affiliated investments	(29,175)
Unaffiliated investments	191

Net realized gain (loss)	(28,984)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	215,542
Unaffiliated investments	6,206

Net change in unrealized appreciation (depreciation)	221,748

Net realized and change in unrealized gain (loss)	192,764

Net increase (decrease) in net assets resulting from operations	$207,548

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$14,784	$31,399
Net realized gain (loss)	(28,984)	(29,433)
Net change in unrealized appreciation (depreciation)	221,748	(163,481)

Net increase (decrease) in net assets resulting from operations	207,548	(161,515)

Distributions to shareholders:
Initial Class	—	(0	)(A)
Service Class	—	(26,272)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(26,272)

Capital share transactions:
Proceeds from shares sold:
Service Class	724,325	2,031,681

	724,325	2,031,681

Dividends and/or distributions reinvested:
Initial Class	—	0	(A)
Service Class	—	26,272

	—	26,272

Cost of shares redeemed:
Service Class	(326,789)	(743,929)

	(326,789)	(743,929)

Net increase (decrease) in net assets resulting from capital share transactions	397,536	1,314,024

Net increase (decrease) in net assets	605,084	1,126,237

Net assets:
Beginning of period/year	3,236,322	2,110,085

End of period/year	$3,841,406	$3,236,322

Capital share transactions - shares:
Shares issued:
Service Class	73,106	203,861

	73,106	203,861

Shares reinvested:
Service Class	—	2,659

	—	2,659

Shares redeemed:
Service Class	(33,147)	(75,625)

	(33,147)	(75,625)

Net increase (decrease) in shares outstanding:
Service Class	39,959	130,895

	39,959	130,895

(A)	Rounds to less than $1.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

Initial Class
June 30, 2019 (unaudited)	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.26	$9.88	$9.49	$9.48	$10.16	$10.00

Investment operations:
Net investment income (loss) (A)	—	0.07	0.10	0.16	0.30	0.07
Net realized and unrealized gain (loss)	0.52	(0.60)	0.44	0.13	(0.86)	0.20

Total investment operations	0.52	(0.53)	0.54	0.29	(0.56)	0.27

Dividends and/or distributions to shareholders:
Net investment income	—	(0.09)	(0.15)	(0.28)	(0.04)	(0.05)
Net realized gains	—	—	—	—	(0.08)	(0.06)

Total dividends and/or distributions to shareholders	—	(0.09)	(0.15)	(0.28)	(0.12)	(0.11)

Net asset value, end of period/year	$9.78	$9.26	$9.88	$9.49	$9.48	$10.16

Total return	5.62	%(B)	(5.37)%	5.75%	3.06%	(5.60)%	2.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$0	(C)	$0	(C)	$0	(C)	$0	(C)	$0	(C)	$0	(C)
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.20	%(E)	0.00	%(F)	0.10%	0.00	%(F)	0.00	%(F)	8.62%
Including waiver and/or reimbursement and recapture	0.20	%(E)	0.00	%(F)	0.10%	0.00	%(F)	0.00	%(F)	0.55%
Net investment income (loss) to average net assets	0.39	%(E)	0.67%	1.07%	1.72%	2.96%	0.69%
Portfolio turnover rate	5	%(B)	25%	78%	75%	88%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Rounds to less than $1,000.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.48		$10.02	$9.69	$9.75		$10.44	$10.25

Investment operations:
Net investment income (loss) (A)	0.04		0.11	0.13	0.11	(B)	0.30	0.17
Net realized and unrealized gain (loss)	0.55		(0.57)	0.33	0.09		(0.88)	0.13

Total investment operations	0.59		(0.46)	0.46	0.20		(0.58)	0.30

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.13)	(0.26)		(0.03)	(0.05)
Net realized gains	—		—	—	—		(0.08)	(0.06)

Total dividends and/or distributions to shareholders	—		(0.08)	(0.13)	(0.26)		(0.11)	(0.11)

Net asset value, end of period/year	$10.07		$9.48	$10.02	$9.69		$9.75	$10.44

Total return	6.22	%(C)	(4.63)%	4.76%	2.01%		(5.61)%	2.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,841		$3,236	$2,110	$1,941		$2,022	$1,191
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.26	%(E)	1.24%	1.66%	1.37%		1.44%	8.88%
Including waiver and/or reimbursement and recapture	0.80	%(E)(F)	0.80%	0.80%	0.76	%(B)	0.80%	0.80%
Net investment income (loss) to average net assets	0.88	%(E)	1.07%	1.28%	1.07	%(B)	2.94%	1.63%
Portfolio turnover rate	5	%(C)	25%	78%	75%		88%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.04% higher and 0.04% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of the Portfolio.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.1925%
Over $500 million up to $1 billion	0.1725
Over $1 billion up to $2 billion	0.1525
Over $2 billion	0.1425

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2020
Service Class	0.80	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years ended December 31, 2016, December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2016	2017	2018	2019	Total
$ 6,597	$ 17,781	$ 13,064	$ 8,327	$ 45,769

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 531,781	$ 180,000

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,988,414	$ 39,411	$ (35,383)	$ 4,028

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. LEGAL PROCEEDINGS (continued)

portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Manager Alternative Strategies VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 7, 2017 pursuant to its current investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Multi-Manager Alternative Strategies VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,129.60	$4.81	$1,020.30	$4.56	0.91%
Service Class	1,000.00	1,128.60	6.12	1,019.00	5.81	1.16

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.00
Duration †	4.24

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	80.0%
U.S. Government Obligations	43.3
Corporate Debt Securities	30.6
U.S. Government Agency Obligations	18.7
Mortgage-Backed Securities	3.5
Asset-Backed Securities	3.2
Foreign Government Obligations	3.0
Exchange-Traded Options Purchased	1.0
Municipal Government Obligations	0.5
Other Investment Company	0.5
Certificates of Deposit	0.2
Loan Assignment	0.2
Short-Term U.S. Government Obligation	0.1
Net Other Assets (Liabilities) ^	(84.8)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1-Month LIBOR + 0.78%, 3.18% (A), 05/25/2034	$ 369,506	$ 371,152
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 3.65% (A), 05/15/2037 (B)	700,000	701,749
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.68% (A), 04/25/2026 (B)	403,044	403,070
Baring BDC Static CLO, Ltd. Series 2019-1A, Class A1, 3-Month LIBOR + 1.02%, 3.54% (A), 04/15/2027 (B)	700,000	700,240
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	900,000	895,494
CVP Cascade CLO, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.75% (A), 01/16/2026 (B)	1,159,227	1,159,373
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.50% (A), 10/15/2027 (B)	1,400,000	1,397,022
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 3.29% (A), 03/25/2035	222,606	223,881
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 3.24% (A), 06/20/2027 (B)	500,000	498,353
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 3.45% (A), 01/16/2026 (B)	371,674	370,950
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.71% (A), 01/20/2026 (B)	312,842	312,855
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	2,200,000	2,193,587
Gallatin CLO IX, Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 3.64% (A), 01/21/2028 (B)	500,000	498,715
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.69% (A), 10/22/2025 (B)	946,182	946,191

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	$ 882,696	$ 892,387
LoanCore Issuer, Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 3.52% (A), 05/09/2036 (B)	700,000	701,752
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.50% (A), 04/15/2028 (B)	1,600,000	1,586,509
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 3.40% (A), 10/15/2026 (B)	735,609	732,616
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 3.10% (A), 12/26/2031 (B)	33,951	33,790
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.81% (A), 10/20/2026 (B)	577,268	577,300
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1, 3-Month LIBOR + 0.90%, 3.42% (A), 11/15/2026 (B)	642,708	643,069
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.35% (A), 11/25/2065 (B)	467,393	466,513
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.45%, 2.85% (A), 11/25/2037	500,000	485,729
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 3.84% (A), 02/17/2032 (B)	1,333,180	1,356,542
Zais CLO, Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 3.75% (A), 04/15/2028 (B)	700,000	699,222

Total Asset-Backed Securities (Cost $18,726,085)		18,848,061

CERTIFICATES OF DEPOSIT - 0.2%
Banks - 0.2%
Barclays Bank PLC 3-Month LIBOR + 0.40%, 2.98% (A), 10/25/2019	500,000	500,000
Lloyds Bank Corporate Markets PLC 3-Month LIBOR + 0.50%, 3.09% (A), 10/26/2020	800,000	800,000

Total Certificates of Deposit (Cost $1,300,000)		1,300,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 30.6%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	$ 300,000	$ 300,744

Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	538,187	537,004
3.25%, 04/15/2030	179,416	177,843
4.00%, 01/15/2027	60,163	62,665
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	389,030	407,898
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	1,674,688	1,616,074
United Airlines Pass-Through Trust
2.88%, 04/07/2030	828,636	820,516
3.10%, 04/07/2030	828,636	816,787

		4,438,787

Banks - 7.7%
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	735,897
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	953,738
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,097,646
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	700,000	728,418
Bank of Montreal 1.75%, 06/15/2021 (B)	1,600,000	1,591,629
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,206,048
4.34%, 01/10/2028	600,000	614,419
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	700,000	724,275
BNP Paribas SA 3.38%, 01/09/2025 (B)	1,400,000	1,424,423
BPCE SA 3-Month LIBOR + 1.24%, 3.68% (A), 09/12/2023 (B)	1,200,000	1,202,136
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.53% (A), 07/24/2023	100,000	100,292
4.40%, 06/10/2025	1,200,000	1,280,695
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	2,500,000	2,492,635
HSBC Holdings PLC Fixed until 09/28/2026 (C), 5.88% (A)	GBP 200,000	266,582
HSBC USA, Inc.
2.38%, 11/13/2019	$550,000	549,849
2.75%, 08/07/2020	1,770,000	1,778,926
3-Month LIBOR + 0.61%, 3.15% (A), 11/13/2019	460,000	460,950
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	205,466
3.90%, 07/15/2025	215,000	229,586
3-Month LIBOR + 3.47%, 6.05% (A), 07/30/2019 (C)	400,000	399,784
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	424,978
4.55%, 08/16/2028	1,400,000	1,508,188

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	$ 750,000	$ 749,941
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 1.88%, 4.40% (A), 03/01/2021	987,000	1,009,969
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	200,000	200,692
Mizuho Financial Group, Inc. 3-Month LIBOR + 1.00%, 3.45% (A), 09/11/2024 (D)	600,000	605,652
MUFG Bank, Ltd. 2.30%, 03/05/2020 (B)	350,000	349,747
National Australia Bank, Ltd. 1.38%, 07/12/2019	1,600,000	1,599,547
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	640,711
Fixed until 08/15/2021 (C), 8.63% (A)	1,000,000	1,077,750
Santander Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,662,722
3.13%, 01/08/2021	200,000	200,918
Santander PLC 2.38%, 03/16/2020	3,400,000	3,399,554
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (C) (E)	EUR 700,000	973,551
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 1,790,000	1,796,711
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	398,265
3-Month LIBOR + 0.80%, 3.40% (A), 10/16/2023	200,000	200,179
UniCredit SpA
6.57%, 01/14/2022 (B) (D)	600,000	637,834
7.83%, 12/04/2023 (B)	700,000	795,655
Wells Fargo & Co.
2.50%, 03/04/2021	300,000	300,654
2.55%, 12/07/2020, MTN	160,000	160,449
3.00%, 02/19/2025, MTN	500,000	508,427
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	500,000	522,037
Wells Fargo Bank NA 3.55%, 08/14/2023	1,400,000	1,461,239
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	2,400,000	2,405,954

		45,634,718

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	600,000	633,368
5.55%, 01/23/2049	200,000	245,101
Bacardi, Ltd. 4.70%, 05/15/2028 (B)	300,000	320,950
Pernod Ricard SA 5.75%, 04/07/2021 (B)	200,000	211,178

		1,410,597

Biotechnology - 0.3%
AbbVie, Inc. 4.25%, 11/14/2028	1,200,000	1,282,791

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc. 4.40%, 05/01/2045	$ 500,000	$ 531,162

		1,813,953

Building Products - 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023 - 06/15/2025	740,000	778,851
Masco Corp. 4.45%, 04/01/2025	40,000	42,601
Owens Corning
3.40%, 08/15/2026	400,000	389,568
4.20%, 12/01/2024	50,000	51,951

		1,262,971

Capital Markets - 2.9%
Brighthouse Holdings LLC 6.50% (F), 07/27/2037 (B) (C)	300,000	280,500
Charles Schwab Corp. Fixed until 12/01/2027 (C), 5.00% (A),	800,000	798,000
Credit Suisse Group AG Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	618,542
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	2,900,000	3,028,731
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.86% (A), 02/04/2021	900,000	892,474
4.25%, 10/14/2021	100,000	101,378
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	146,436
3.85%, 07/08/2024, MTN	4,700,000	4,930,842
Lazard Group LLC
3.75%, 02/13/2025	81,000	84,188
4.38%, 03/11/2029	100,000	105,680
Moody’s Corp. 5.25%, 07/15/2044	100,000	118,669
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	600,000	625,514
4.00%, 07/23/2025, MTN	140,000	149,955
5.50%, 07/24/2020, MTN	4,100,000	4,232,175
S&P Global, Inc. 4.40%, 02/15/2026	80,000	88,154
UBS Group Funding Switzerland AG 4.13%, 09/24/2025 (B)	800,000	853,814

		17,055,052

Chemicals - 0.3%
Huntsman International LLC
4.50%, 05/01/2029	200,000	206,421
5.13%, 11/15/2022	200,000	211,456
International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	600,000	606,076
Sasol Financing LLC 5.88%, 03/27/2024	300,000	325,094
Syngenta Finance NV 5.18%, 04/24/2028 (B)	200,000	208,061

		1,557,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
ERAC Finance LLC
4.50%, 02/15/2045 (B)	$ 40,000	$ 42,256
7.00%, 10/15/2037 (B)	300,000	409,756
RELX Capital, Inc. 4.00%, 03/18/2029	600,000	635,038

		1,087,050

Consumer Finance - 0.7%
American Express Credit Corp. 3-Month LIBOR + 0.49%, 3.01% (A), 08/15/2019, MTN	700,000	700,485
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	800,000	799,912
Discover Financial Services 4.50%, 01/30/2026	300,000	322,158
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.27% (A), 09/24/2020, MTN	800,000	799,246
3-Month LIBOR + 0.81%, 3.41% (A), 04/05/2021	200,000	197,375
5.75%, 02/01/2021	500,000	520,489
General Motors Financial Co., Inc. 3-Month LIBOR + 1.55%, 4.15% (A), 01/14/2022	200,000	201,887
Nissan Motor Acceptance Corp. 2.55%, 03/08/2021 (B)	200,000	199,384
Synchrony Financial
2.70%, 02/03/2020	41,000	41,003
5.15%, 03/19/2029 (D)	100,000	107,757

		3,889,696

Diversified Consumer Services - 0.6%
Nationwide Building Society 3.90%, 07/21/2025 (B)	3,200,000	3,367,492

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,687,403
4.63%, 07/01/2022	150,000	156,658
GE Capital International Funding Unlimited Co. 2.34%, 11/15/2020	500,000	497,626
Helios Leasing I LLC 1.56%, 09/28/2024	92,379	90,965
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (B)	700,000	700,037
ORIX Corp. 3.25%, 12/04/2024	900,000	928,584
Protective Life Global Funding 2.70%, 11/25/2020 (B)	1,590,000	1,599,116
Tagua Leasing LLC 1.58%, 11/16/2024	96,731	95,345
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048	300,000	273,756

		6,029,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	$ 170,000	$ 171,190
3.40%, 05/15/2025	50,000	51,400
3-Month LIBOR + 1.18%, 3.62% (A), 06/12/2024	2,400,000	2,430,175
4.30%, 02/15/2030	61,000	65,289
4.35%, 03/01/2029	800,000	861,665
Bell Canada, Inc. 4.30%, 07/29/2049	300,000	323,295
Telstra Corp., Ltd. 4.80%, 10/12/2021 (B)	200,000	210,408
Verizon Communications, Inc.
3.38%, 02/15/2025	133,000	138,823
4.02%, 12/03/2029 (B)	871,000	943,068
4.33%, 09/21/2028	1,041,000	1,153,633

		6,348,946

Electric Utilities - 1.4%
AEP Texas, Inc. 3.95%, 06/01/2028	800,000	855,068
Appalachian Power Co. 3.40%, 06/01/2025	1,430,000	1,482,873
Avangrid, Inc. 3.80%, 06/01/2029	700,000	732,571
Entergy LLC
2.85%, 06/01/2028	1,300,000	1,300,960
3.30%, 12/01/2022	150,000	153,535
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	600,000	621,094
NextEra Energy Capital Holdings, Inc. 3.20%, 02/25/2022	600,000	611,450
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (G)	40,000	38,500
4.25%, 08/01/2023 (B) (G)	400,000	401,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	193,177
4.00%, 04/01/2047	100,000	99,588
4.05%, 03/15/2042	100,000	98,397
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,283,034
SP Group Treasury Pte, Ltd. 3.38%, 02/27/2029 (B)	400,000	418,680

		8,289,927

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	500,000	495,294

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 4.50%, 11/01/2023	1,900,000	2,007,127
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (E)	260,843	258,235

		2,265,362

Entertainment - 0.0% (H)
Netflix, Inc. 5.38%, 11/15/2029 (B)	200,000	212,438

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	$ 300,000	$ 314,718
4.30%, 01/15/2026	800,000	856,810
4.50%, 07/30/2029	700,000	770,524
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,424,155
3.50%, 01/31/2023	100,000	103,234
4.00%, 06/01/2025	1,250,000	1,318,067
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 3.63% (A), 02/01/2022	800,000	799,993
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	420,681
5.25%, 01/15/2023	1,600,000	1,739,795
Essex Portfolio, LP 4.00%, 03/01/2029	700,000	745,761
Federal Realty Investment Trust 3.63%, 08/01/2046	250,000	241,950
National Retail Properties, Inc. 4.80%, 10/15/2048	700,000	787,859
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	800,000	861,491
Welltower, Inc.
3.95%, 09/01/2023	300,000	315,590
4.95%, 09/01/2048	600,000	669,544
Weyerhaeuser Co. 4.00%, 11/15/2029	1,500,000	1,596,086
WP Carey, Inc. 4.60%, 04/01/2024	800,000	844,530

		13,810,788

Food & Staples Retailing - 0.0% (H)
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	85,120	87,170

Food Products - 0.3%
ConAgra Brands, Inc. 5.30%, 11/01/2038	200,000	216,946
Kraft Heinz Foods Co.
3.50%, 07/15/2022	100,000	102,356
4.38%, 06/01/2046	500,000	475,060
4.88%, 02/15/2025 (B)	800,000	825,181

		1,619,543

Gas Utilities - 0.2%
Southern California Gas Co. 4.13%, 06/01/2048	900,000	962,484

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. 3.38%, 05/15/2022	1,430,000	1,470,586
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,642,043
3.15%, 04/01/2022	80,000	81,249
3.55%, 04/01/2025	80,000	82,461

		3,276,339

Health Care Providers & Services - 0.5%
AHS Hospital Corp. 5.02%, 07/01/2045	600,000	753,282
CHRISTUS Health 4.34%, 07/01/2028	600,000	666,691

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	$ 300,000	$ 345,993
HCA, Inc. 5.88%, 03/15/2022	200,000	218,592
Humana, Inc. 4.80%, 03/15/2047	400,000	434,120
Northwell Healthcare, Inc. 3.98%, 11/01/2046	700,000	715,190

		3,133,868

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp. 3.80%, 04/01/2028, MTN (D)	700,000	751,623

Industrial Conglomerates - 0.1%
General Electric Co. 5.55%, 01/05/2026, MTN	400,000	446,716

Insurance - 2.0%
Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	600,000	671,167
First American Financial Corp.
4.30%, 02/01/2023	100,000	103,523
4.60%, 11/15/2024	50,000	53,442
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	300,000	329,267
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	1,580,000	1,587,396
MetLife, Inc. 4.05%, 03/01/2045	40,000	43,305
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	249,516
2.50%, 12/03/2020 (B)	1,820,000	1,824,276
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	200,000	220,603
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,468,950
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	1,590,000	1,596,177
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,297,339
3.00%, 04/18/2026 (B)	500,000	506,951
Reinsurance Group of America, Inc. 3.90%, 05/15/2029	200,000	207,609
RenaissanceRe Holdings, Ltd. 3.60%, 04/15/2029	400,000	410,600
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	1,200,000	1,299,337
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	106,789

		11,976,247

Interactive Media & Services - 0.2%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.49% (A), 04/11/2024 (B) (D)	600,000	600,030
3.98%, 04/11/2029 (B)	800,000	835,931

		1,435,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
International Business Machines Corp. 3.30%, 05/15/2026	$ 1,000,000	$ 1,036,613

Machinery - 0.3%
Caterpillar Financial Services Corp. 2.85%, 05/17/2024, MTN	1,000,000	1,019,638
Wabtec Corp. 4.40%, 03/15/2024	900,000	952,844

		1,972,482

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	450,000	452,892

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	800,000	831,019
Comcast Corp.
4.40%, 08/15/2035	50,000	55,691
4.75%, 03/01/2044	1,600,000	1,865,939
Cox Communications, Inc. 3.25%, 12/15/2022 (B)	100,000	102,073
Discovery Communications LLC 5.00%, 09/20/2037	500,000	522,284
SES SA 3.60%, 04/04/2023 (B)	200,000	201,902
Sky, Ltd.
3.13%, 11/26/2022 (B)	80,000	82,011
3.75%, 09/16/2024 (B)	200,000	212,520

		3,873,439

Multi-Utilities - 0.2%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (C), 6.13% (A)	1,000,000	1,034,820

Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.75%, 03/01/2027 (B)	700,000	700,000
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	500,000	524,474
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (E)	400,000	423,544
Energy Transfer Operating, LP
4.05%, 03/15/2025	400,000	416,379
4.75%, 01/15/2026	100,000	107,159
7.50%, 07/01/2038	150,000	190,739
Eni SpA 4.75%, 09/12/2028 (B)	400,000	437,660
Enterprise Products Operating LLC 4.80%, 02/01/2049	1,000,000	1,109,697
ONEOK, Inc. 4.35%, 03/15/2029	1,200,000	1,282,513
Pioneer Natural Resources Co. 7.50%, 01/15/2020	650,000	666,574
Plains All American Pipeline, LP / PAA Finance Corp. 3.60%, 11/01/2024	100,000	101,422
Rockies Express Pipeline LLC 4.95%, 07/15/2029 (B)	200,000	207,210

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	$ 1,700,000	$ 1,890,557
Shell International Finance BV 4.00%, 05/10/2046	800,000	880,475
Sinopec Group Overseas Development, Ltd. 4.13%, 09/12/2025 (B)	900,000	959,779
Valero Energy Corp. 4.00%, 04/01/2029	800,000	837,569
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	41,056
3.70%, 03/15/2028 (B)	700,000	700,755

		11,477,562

Pharmaceuticals - 0.8%
Baxalta, Inc. 3.60%, 06/23/2022	15,000	15,392
Bayer Finance II LLC 4.63%, 06/25/2038 (B)	1,600,000	1,633,660
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (B)	900,000	935,110
Mylan, Inc. 4.55%, 04/15/2028 (D)	400,000	392,275
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	302,933
3.20%, 09/23/2026	500,000	504,194
Zoetis, Inc. 3.90%, 08/20/2028	800,000	852,513

		4,636,077

Professional Services - 0.1%
IHS Markit, Ltd. 4.75%, 08/01/2028	500,000	546,210

Road & Rail - 0.4%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	700,000	721,000
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	500,000	523,630
Kansas City Southern 4.95%, 08/15/2045	500,000	550,421
Ryder System, Inc. 2.88%, 06/01/2022, MTN	300,000	303,456
Union Pacific Corp. 4.10%, 09/15/2067	300,000	299,966

		2,398,473

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc. 3.13%, 04/15/2021 (B)	900,000	905,828

Software - 0.4%
Microsoft Corp. 4.10%, 02/06/2037	800,000	912,769
Oracle Corp. 2.95%, 05/15/2025	1,250,000	1,286,304

		2,199,073

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	$ 300,000	$ 302,150
4.85%, 04/01/2024	100,000	103,467

		405,617

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.90%, 09/12/2027	400,000	409,498
3.35%, 02/09/2027	400,000	420,013
4.65%, 02/23/2046	400,000	474,434
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	100,000	105,380
8.10%, 07/15/2036 (B)	1,100,000	1,356,128

		2,765,453

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037	500,000	473,804
BAT International Finance PLC 3.50%, 06/15/2022 (B)	50,000	51,112
Imperial Brands Finance PLC 3.75%, 07/21/2022 (B)	200,000	205,903
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	51,912
4.85%, 09/15/2023	100,000	107,430

		890,161

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd. 3.50%, 10/10/2024 (B)	400,000	405,955
GATX Corp. 3.25%, 09/15/2026	400,000	394,832

		800,787

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (B)	100,000	103,047
3.95%, 03/10/2025 (B)	600,000	629,709
Sydney Airport Finance Co. Pty, Ltd. 3.38%, 04/30/2025 (B)	350,000	355,840

		1,088,596

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	600,000	622,500
5.15%, 09/20/2029 (B)	600,000	618,000

		1,240,500

Total Corporate Debt Securities (Cost $174,464,543)		180,684,947

FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Canada - 0.5%
Province of Ontario 1.65%, 09/27/2019	1,200,000	1,197,957
Province of Quebec 2.50%, 04/20/2026	1,700,000	1,735,267

		2,933,224

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%
Indonesia Government International Bond 4.45%, 02/11/2024	$ 1,300,000	$ 1,380,417

Japan - 1.1%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,890,986
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	2,600,000	2,589,387

		6,480,373

Kuwait - 0.1%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	800,000	851,560

Peru - 0.1%
Peru Government International Bond 5.94%, 02/12/2029 (B)	PEN 1,900,000	628,256

Qatar - 0.8%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 4,100,000	4,095,342
4.50%, 01/20/2022 (E)	700,000	735,118

		4,830,460

Republic of Korea - 0.1%
Export-Import Bank of Korea 1.93%, 02/24/2020, MTN (E) (I)	CAD 400,000	304,077

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	$ 700,000	726,131

Total Foreign Government Obligations (Cost $17,823,807)		18,134,498

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan, TBD, 10/15/2038 (J) (K) (L)	1,295,000	1,275,814

Total Loan Assignment (Cost $1,276,217)		1,275,814

MORTGAGE-BACKED SECURITIES - 3.5%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.97% (A), 04/24/2049 (E)	GBP 368,271	469,107
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 3.44% (A), 04/15/2036 (B)	$ 700,000	700,655
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.84% (A), 07/25/2035	11,977	11,997

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 3.27% (A), 07/15/2034 (B)	$ 2,462,217	$ 2,462,187
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 1-Month LIBOR + 0.60%, 3.00% (A), 05/25/2035	52,376	48,656
Citigroup Mortgage Loan Trust, Inc. Series 2019-B, Class A1, 3.26% (A), 04/25/2066 (B)	300,000	299,894
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	700,000	749,928
Credit Suisse Mortgage Capital Certificates Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (B)	396,091	399,821
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,600,000	1,678,168
Dukinfield PLC Series 1, Class A, 3-Month GBP LIBOR + 1.00%, 1.81% (A), 08/15/2045 (E)	GBP 195,315	248,630
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.95% (A), 12/10/2044 (E)	224,746	282,693
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.42% (A), 07/19/2035	$ 106,183	100,339
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	900,000	954,906
JPMorgan Mortgage Trust Series 2019-3, Class A11, 1-Month LIBOR + 0.95%, 3.35% (A), 09/25/2049 (B)	1,398,122	1,402,986
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (J)	1,109,177	1,149,590
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 3.08% (A), 04/25/2028	386,689	378,688
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	1,600,000	1,676,630
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.12% (A), 12/15/2048	1,788,934	50,090

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.92% (A), 05/25/2035	$ 90,593	$ 91,554
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	1,000,000	1,054,727
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.97% (A), 06/10/2043 (E)	GBP 353,802	446,510
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 1-Month LIBOR + 0.24%, 2.64% (A), 03/25/2035	$ 457,406	433,745
Towd Point Mortgage Funding PLC Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.85% (A), 10/20/2051 (B)	GBP 2,000,000	2,543,262
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.99% (A), 06/10/2059 (E)	675,487	824,732
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.54% (A), 06/10/2059 (E)	137,042	162,633
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.14% (A), 06/10/2059 (E)	164,304	197,765
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.34% (A), 06/10/2059 (E)	128,938	154,879
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	$ 1,500,000	1,584,492

Total Mortgage-Backed Securities (Cost $20,476,576)		20,559,264

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	288,308
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	298,832
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	453,597

		1,040,737

Florida - 0.0% (H)
County of Miami-Dade Aviation Revenue, Revenue Bonds, Series C, 3.86%, 10/01/2029	200,000	218,536

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	$ 450,000	$ 459,036

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	360,000	360,742

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	700,000	837,613

Utah - 0.0% (H)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 3.15% (A), 12/26/2031	44,596	44,673

West Virginia - 0.0% (H)
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	220,000	221,958

Total Municipal Government Obligations (Cost $2,895,600)		3,183,295

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.7%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	1,989,005	2,104,145
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 3.10% (A), 02/25/2023	531,533	532,030
3.34% (A), 04/25/2028	1,700,000	1,777,346
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.79% (A), 02/15/2041 - 09/15/2045	1,041,417	1,042,498
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	1,258,418	1,251,868
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.85% (A), 01/15/2038	1,258,418	82,251
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.50% (A), 09/15/2043	1,556,270	282,161
Federal National Mortgage Association
3.50%, 06/01/2045	339,419	350,073
3.50%, TBA (M)	31,400,000	32,087,497
3.70%, 09/01/2034	921,097	1,010,100
4.00%, TBA (M)	39,800,000	41,122,261
4.50%, 04/01/2028 - 10/01/2041	513,276	550,356
4.50%, TBA (M)	21,400,000	22,355,268
5.50%, TBA (M)	700,000	746,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.95% (A), 02/25/2041	$ 381,362	$ 383,385
1-Month LIBOR + 0.75%, 3.15% (A), 05/25/2040	773,432	782,780
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	759,565	61,254
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.27% (A), 06/20/2066	1,413,651	1,424,120
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	2,469,311	2,487,350

Total U.S. Government Agency Obligations (Cost $110,241,263)		110,433,357

U.S. GOVERNMENT OBLIGATIONS - 43.3%
U.S. Treasury - 40.8%
U.S. Treasury Bond
2.75%, 08/15/2047 (M) (N)	4,700,000	4,905,258
2.88%, 11/15/2046 (N)	1,598,000	1,710,172
3.00%, 05/15/2042 - 11/15/2045	6,170,000	6,756,106
3.00%, 11/15/2044 - 02/15/2049 (N)	6,680,000	7,313,803
3.00%, 02/15/2048 (M) (N)	2,350,000	2,574,443
3.13%, 11/15/2041 - 02/15/2042 (M) (N)	7,750,000	8,670,327
3.13%, 08/15/2044 - 05/15/2048 (N)	16,920,000	18,893,214
3.38%, 05/15/2044 (N)	4,230,000	4,915,392
4.25%, 05/15/2039 - 11/15/2040 (N)	9,470,000	12,405,583
4.38%, 05/15/2040 - 05/15/2041 (N)	4,720,000	6,301,815
4.50%, 08/15/2039 (N)	32,800,000	44,305,625
6.25%, 05/15/2030	730,000	1,029,927
U.S. Treasury Note
1.38%, 05/31/2021 (N) (O)	740,000	734,450
1.75%, 01/31/2023	400,000	400,281
1.88%, 03/31/2022 - 04/30/2022 (N)	37,800,000	37,960,329
1.88%, 07/31/2022 (N) (O)	1,100,000	1,104,941
2.00%, 06/30/2024	1,000,000	1,010,820
2.13%, 03/31/2024 - 05/15/2025	2,290,000	2,328,519
2.25%, 02/15/2027 - 11/15/2027 (N)	62,870,000	64,416,920
2.38%, 05/15/2029 (D) (N)	1,460,000	1,508,762
2.63%, 02/15/2029 (N)	1,685,000	1,776,885
2.75%, 04/30/2023 (N) (O)	1,800,000	1,867,500
2.75%, 05/31/2023 (N)	2,700,000	2,803,254
2.88%, 05/15/2028 (N)	3,230,000	3,468,339
3.00%, 09/30/2025 - 10/31/2025	1,220,000	1,303,762
3.13%, 11/15/2028 (N)	550,000	603,260

		241,069,687

U.S. Treasury Inflation-Protected Securities - 2.5%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	1,213,836	1,277,636
1.00%, 02/15/2046 - 02/15/2048 (N)	3,183,210	3,340,341
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	735,168	729,402
0.50%, 01/15/2028 (N)	6,502,689	6,608,448
0.75%, 07/15/2028 (N)	2,442,048	2,544,251

		14,500,078

Total U.S. Government Obligations (Cost $242,086,591)		255,569,765

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 2.32% (P), 07/02/2019	$ 298,000	$ 297,943

Total Short-Term U.S. Government Obligation (Cost $297,943)		297,943

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (P)	2,686,398	2,686,398

Total Other Investment Company (Cost $2,686,398)		2,686,398

	Principal	Value
REPURCHASE AGREEMENTS - 80.0%
Fixed Income Clearing Corp., 1.45% (P), dated 06/28/2019, to be repurchased at $11,133,909 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $11,356,728.	$ 11,132,564	11,132,564
JPMorgan Securities LLC, 2.46% (P), dated 07/01/2019, to be repurchased at $200,000,285 on 07/02/2019. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026, and with a value of $207,061,000.	200,000,000	200,000,000
JPMorgan Securities LLC, 2.80% (P), dated 06/28/2019, to be repurchased at $200,046,667 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.63% - 3.00%, due 05/15/2026 – 11/15/2045, and with a total value of $207,061,000.	200,000,000	200,000,000
RBC Capital Markets LLC, 2.55% (P), dated 06/28/2019, to be repurchased at $61,413,048 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.75% - 3.13%, due 08/15/2020 - 02/28/2022, and with a total value of $61,665,000.	61,400,000	61,400,000

Total Repurchase Agreements (Cost $472,532,564)		472,532,564

Total Investments Excluding Purchased Options (Cost $1,064,807,587)		1,085,505,906
Total Purchased Options - 1.0% (Cost $5,884,018)		6,125,284

Total Investments (Cost $1,070,691,605)		1,091,631,190
Net Other Assets (Liabilities) - (84.8)%		(501,005,028)

Net Assets - 100.0%		$ 590,626,162

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (35.2)%

Bank of Nova Scotia, 2.55% (P), dated 04/09/2019, to be repurchased at $(43,068,937) on 07/09/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.00%, due 02/15/2027 - 05/15/2047, and with a total value of $(44,979,278).

	$ (42,793,100)	$ (42,793,100)
Bank of Nova Scotia, 2.55% (P), dated 05/15/2019, to be repurchased at $(7,361,170) on 07/15/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.38%, due 11/15/2040 - 05/15/2047, and with a total value of $(6,027,722).	(7,329,500)	(7,329,500)
Deutsche Bank Securities, Inc., 2.58% (P), dated 06/27/2019, to be repurchased at $(1,787,636) on 07/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(1,685,000).	(1,786,100)	(1,786,100)
Deutsche Bank Securities, Inc., 2.61% (P), dated 06/04/2019, to be repurchased at $(13,900,772) on 07/05/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00, due 04/30/2022 - 11/15/2044, and with a total value of $(13,540,000).	(13,869,600)	(13,869,600)
Merrill Lynch Pierce Fenner & Smith, 1.85% (P), dated 06/25/2019, to be repurchased at $(1,232,536) on 07/09/2019. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2029, and with a value of $(1,190,000).	(1,231,650)	(1,231,650)
Merrill Lynch Pierce Fenner & Smith, 2.58% (P), dated 06/12/2019, to be repurchased at $(1,163,446) on 07/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 08/15/2048, and with a value of $(1,070,000).	(1,160,950)	(1,160,950)
Merrill Lynch Pierce Fenner & Smith, 2.60% (P), dated 06/25/2019, to be repurchased at $(2,181,517) on 07/09/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2049, and with a value of $(1,970,000).	(2,179,313)	(2,179,313)
Merrill Lynch Pierce Fenner & Smith, 2.75% (P), dated 06/18/2019, to be repurchased at $(4,014,477) on 07/02/2019. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $(3,070,000).	(4,010,188)	(4,010,188)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.61% (P), dated 04/30/2019, to be repurchased at $(10,469,889) on 07/22/2019. Collateralized by U.S. Government Obligations, 3.13%, due 11/15/2041 - 08/15/2044, and Cash with a total value of $(10,820,000).

	$ (10,407,263)	$ (10,407,263)
Royal Bank of Canada, 2.60% (P), dated 05/08/2019, to be repurchased at $(10,879,595) on 07/08/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 08/15/2027 - 08/15/2044, and with a total value of $(11,073,512).	(10,831,875)	(10,831,875)
Royal Bank of Canada, 2.60% (P), dated 05/16/2019, to be repurchased at $(3,103,961) on 07/08/2019. Collateralized by U.S. Government Obligations, 3.13% - 3.38%, due 05/15/2044 - 08/15/2044, and with a total value of $(2,367,090).	(3,092,125)	(3,092,125)
Royal Bank of Canada, 2.60% (P), dated 04/22/2019, to be repurchased at $(2,624,399) on 07/22/2019. Collateralized by U.S. Government Obligations, 3.13%, due 08/15/2044 - 05/15/2048, and with a total value of $(2,549,955).	(2,607,263)	(2,607,263)
Royal Bank of Canada, 2.61% (P), dated 06/05/2019, to be repurchased at $(46,474,231) on 08/02/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 03/31/2022 - 08/15/2044, and with a total value of $(42,160,617).	(46,279,625)	(46,279,625)
Royal Bank of Canada, 2.80% (P), dated 06/24/2019, to be repurchased at $ (8,310,427) on 07/08/2019. Collateralized by U.S. Government Obligations, 2.88% - 3.13%, due 05/15/2028 - 08/15/2044, and with a total value of $(8,157,825).	(8,301,388)	(8,301,388)
Wood Gundy, Inc., 2.60% (P), dated 05/30/2019, to be repurchased at $(8,528,956) on 07/08/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(8,937,003).	(8,505,000)	(8,505,000)
Wood Gundy, Inc., 2.60% (P), dated 04/10/2019, to be repurchased at $(105,564) on 07/10/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2028, and Cash with a total value of $(108,552).	(104,875)	(104,875)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.60% (P), dated 05/30/2019, to be repurchased at $(595,070) on 07/10/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2028, and Cash with a total value of $(585,161).

	$ (593,313)	$ (593,313)
Wood Gundy, Inc., 2.60% (P), dated 06/14/2019, to be repurchased at $(2,804,543) on 07/17/2019. Collateralized by a U.S. Government Obligation, 2.75% due 05/31/2023, and Cash with a total value of $(2,872,608).	(2,797,875)	(2,797,875)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.60% (P), dated 04/18/2019, to be repurchased at $(40,216,595) on 07/17/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.50%, due 05/15/2039 - 02/15/2044, and Cash with a total value of $(35,535,228).

	$ (39,956,875)	$ (39,956,875)

Total Reverse Repurchase Agreements		$ (207,837,878)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 5-Year U.S. Treasury Note Futures	USD	125.50	08/23/2019	USD	16,542,400	140	$1,204	$1,094
Put - 10-Year U.S. Treasury Note Futures	USD	114.50	08/23/2019	USD	14,076,700	110	946	110
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	285,056,544	969	5,881,868	6,124,080

Total							$5,884,018	$6,125,284

EXCHANGE-TRADED OPTIONS WRITTEN:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	129.00	07/26/2019	USD	2,431,430	19	$ (4,430)	$ (5,047)
Put - 10-Year U.S. Treasury Note Futures	USD	126.50	07/26/2019	USD	2,431,430	19	(4,726)	(2,672)

Total							$ (9,156)	$ (7,719)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.85%	07/17/2019	USD	1,500,000	$ (1,425)	$ (122)
Put - North America Investment Grade Index - Series 30	BNP	Pay	1.00	08/21/2019	USD	1,400,000	(1,260)	(178)
Put - North America Investment Grade Index - Series 30	MLI	Pay	1.00	09/18/2019	USD	3,100,000	(2,914)	(781)
Put - North America Investment Grade Index - Series 30	DUB	Pay	1.00	09/18/2019	USD	8,500,000	(12,750)	(2,140)
Put - North America Investment Grade Index - Series 30	CSS	Pay	0.90	08/21/2019	USD	2,700,000	(3,159)	(498)

Total							$ (21,508)	$ (3,719)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$ (30,664)	$ (11,438)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	2,500,000	$(77,925)	$(103,339)	$25,414
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	23,000,000	(525,663)	(206,562)	(319,101)

Total						$(603,588)	$(309,901)	$(293,687)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.25%	Semi-Annually/ Quarterly	12/16/2022	USD	700,000	$12,056	$2,499	$9,557
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	02/04/2023	USD	32,000,000	(840,734)	—	(840,734)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	06/19/2024	USD	7,700,000	(455,674)	(273,976)	(181,698)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	06/19/2029	USD	97,800,000	(9,236,986)	(4,761,073)	(4,475,913)
3-Month USD-LIBOR	Receive	3.22	Semi-Annually/ Quarterly	11/15/2028	USD	1,100,000	122,170	—	122,170
6-Month EUR-EURIBOR	Receive	0.50	Annually/ Semi Annually	12/18/2029	EUR	4,900,000	149,389	92,549	56,840
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	480,000,000	(417,873)	62,556	(480,429)

Total							$(10,667,652)	$(4,877,445)	$(5,790,207)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$ 37,150	$ (136,126)	$ 173,276
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	17,383	(99,923)	117,306

Total							$ 54,533	$ (236,049)	$ 290,582

Total Return Swap Agreements (T)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	2,615,710	440	$12,022	$—	$12,022
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	55,310,753	9,664	2,511,929	—	2,511,929

Total								$2,523,951	$—	$2,523,951

										Value
OTC Swap Agreements, at value (Assets)										$2,578,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	213	09/16/2019	$52,145,283	$52,182,338	$37,055	$—
2-Year U.S. Treasury Note	Long	420	09/30/2019	89,795,212	90,375,469	580,257	—
5-Year U.S. Treasury Note	Short	(802)	09/30/2019	(93,524,577)	(94,761,313)	—	(1,236,736)
10-Year U.S. Treasury Note	Long	110	09/19/2019	14,050,930	14,076,563	25,633	—
30-Year U.S. Treasury Bond	Short	(266)	09/19/2019	(39,844,706)	(41,387,938)	—	(1,543,232)
E-Mini Russell 2000® Index	Long	380	09/20/2019	29,130,535	29,774,900	644,365	—
Euro OAT	Short	(37)	09/06/2019	(6,795,126)	(6,936,527)	—	(141,401)
S&P 500® E-Mini Index	Long	1,798	09/20/2019	260,594,644	264,683,580	4,088,936	—

Total						$5,376,246	$(2,921,369)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2019	EUR	391,000	USD	438,349	$6,333	$—
BNP	07/02/2019	GBP	3,758,000	USD	4,766,477	6,486	—
BNP	08/02/2019	USD	4,773,776	GBP	3,758,000	—	(6,552)
BNP	08/15/2019	USD	413,276	JPY	45,000,000	—	(5,563)
BNP	08/15/2019	RUB	90,328,281	USD	1,383,358	35,520	—
CITI	07/02/2019	USD	285,449	CAD	385,000	—	(8,559)
CITI	07/02/2019	USD	810,885	GBP	640,000	—	(1,966)
CITI	07/24/2019	USD	293,114	COP	933,568,500	3,138	—
CITI	07/24/2019	COP	933,568,500	USD	275,888	14,088	—
CITI	08/15/2019	USD	142,854	JPY	15,300,000	448	—
CITI	10/15/2019	COP	933,568,500	USD	291,760	—	(3,106)
GSB	07/02/2019	USD	246,204	GBP	194,000	—	(192)
JPM	07/01/2019	USD	135,705	DKK	895,000	—	(654)
JPM	09/18/2019	INR	22,584,360	USD	319,688	4,230	—
JPM	10/01/2019	USD	137,507	DKK	895,000	94	—
SCB	07/02/2019	USD	4,510,944	GBP	3,564,000	—	(15,624)
SCB	09/18/2019	IDR	4,725,480,000	USD	322,514	8,975	—

Total						$79,312	$(42,216)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,848,061	$—	$18,848,061
Certificates of Deposit	—	1,300,000	—	1,300,000
Corporate Debt Securities	—	180,684,947	—	180,684,947
Foreign Government Obligations	—	18,134,498	—	18,134,498
Loan Assignment	—	—	1,275,814	1,275,814
Mortgage-Backed Securities	—	20,559,264	—	20,559,264
Municipal Government Obligations	—	3,183,295	—	3,183,295
U.S. Government Agency Obligations	—	110,433,357	—	110,433,357
U.S. Government Obligations	—	255,569,765	—	255,569,765
Short-Term U.S. Government Obligation	—	297,943	—	297,943
Other Investment Company	2,686,398	—	—	2,686,398
Repurchase Agreements	—	472,532,564	—	472,532,564
Exchange-Traded Options Purchased	6,125,284	—	—	6,125,284

Total Investments	$8,811,682	$1,081,543,694	$1,275,814	$1,091,631,190

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$283,615	$—	$283,615
Over-the-Counter Credit Default Swap Agreements	—	54,533	—	54,533
Over-the-Counter Total Return Swap Agreements	—	2,523,951	—	2,523,951
Futures Contracts (W)	5,376,246	—	—	5,376,246
Forward Foreign Currency Contracts (W)	—	79,312	—	79,312

Total Other Financial Instruments	$5,376,246	$2,941,411	$—	$8,317,657

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(207,837,878)	$—	$(207,837,878)
Exchange-Traded Options Written	(7,719)	—	—	(7,719)
Over-the-Counter Credit Default Swaptions Written	—	(3,719)	—	(3,719)
Centrally Cleared Credit Default Swap Agreements	—	(603,588)	—	(603,588)
Centrally Cleared Interest Rate Swap Agreements	—	(10,951,267)	—	(10,951,267)
Futures Contracts (W)	(2,921,369)	—	—	(2,921,369)
Forward Foreign Currency Contracts (W)	—	(42,216)	—	(42,216)

Total Other Financial Instruments	$(2,929,088)	$(219,438,668)	$—	$(222,367,756)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $93,819,447, representing 15.9% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,632,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $9,576,816, representing 1.6% of the Portfolio’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2019, the total value of such securities is $439,500, representing 0.1% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Restricted security. At June 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$306,244	$304,077	0.1%

(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $2,425,404, representing 0.4% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	All or a portion of the security represents an unsettled loan commitment at June 30, 2019 where the rate will be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $2,058,255.
(P)	Rates disclosed reflect the yields at June 30, 2019.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $598,159,041) (including securities loaned of $2,632,491)	$619,098,626
Repurchase agreement, at value (cost $472,532,564)	472,532,564
Cash collateral pledged at broker for:
Centrally cleared swap agreements	1,594,000
Futures contracts	14,246,000
OTC swap agreements, at value	2,578,484
Foreign currency, at value (cost $404,019)	381,585
Receivables and other assets:
Investments sold	36,182
When-issued, delayed-delivery, forward and TBA commitments sold	186,207,320
Net income from securities lending	390
Interest	4,110,355
Tax reclaims	2,548
Variation margin receivable on centrally cleared swap agreements	228,858
Variation margin receivable on futures contracts	1,816,546
Unrealized appreciation on forward foreign currency contracts	79,312
Prepaid expenses	2,100

Total assets	1,302,914,870

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,686,398
Cash collateral at broker for:
TBA commitments	490,000
Reverse repurchase agreements	810,000
OTC derivatives (A)	4,950,000
Written options and swaptions, at value (premium received $30,664)	11,438
Reverse repurchase agreements, at value (cost $207,837,878)	207,837,878
Payables and other liabilities:
Investments purchased	188,273,388
Reverse repurchase agreements	723,412
When-issued, delayed-delivery, forward and TBA commitments purchased	293,695,534
Sale-buyback financing transactions	11,826,495
Shares of beneficial interest redeemed	270,216
Deferred income for sale-buyback financing transactions	973
Due to custodian	3,018
Investment management fees	359,957
Distribution and service fees	110,726
Transfer agent costs	1,679
Trustees, CCO and deferred compensation fees	3,673
Audit and tax fees	25,796
Custody fees	89,652
Legal fees	8,679
Printing and shareholder reports fees	58,120
Other accrued expenses	9,460
Unrealized depreciation on forward foreign currency contracts	42,216

Total liabilities	712,288,708

Net assets	$590,626,162

Net assets consist of:
Capital stock ($0.01 par value)	$502,070
Additional paid-in capital	563,640,858
Total distributable earnings (accumulated losses)	26,483,234

Net assets	$590,626,162

Net assets by class:
Initial Class	$6,166,095
Service Class	584,460,067

Shares outstanding:
Initial Class	516,261
Service Class	49,690,710

Net asset value and offering price per share:
Initial Class	$11.94
Service Class	11.76

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$8,883,569
Net income from securities lending	5,318

Total investment income	8,888,887

Expenses:
Investment management fees	2,292,905
Distribution and service fees:
Service Class	705,168
Transfer agent costs	4,356
Trustees, CCO and deferred compensation fees	8,921
Audit and tax fees	25,029
Custody fees	60,822
Legal fees	15,449
Printing and shareholder reports fees	32,829
Interest	128,229
Other	18,833

Total expenses	3,292,541

Net investment income (loss)	5,596,346

Net realized gain (loss) on:
Investments	(3,909,629)
Written options and swaptions	(960,139)
Swap agreements	(1,662,873)
Futures contracts	30,589,770
Forward foreign currency contracts	419,700
Foreign currency transactions	33,605
TBA short commitments	27,574

Net realized gain (loss)	24,538,008

Net change in unrealized appreciation (depreciation) on:
Investments	28,443,917
Written options and swaptions	1,193,070
Swap agreements	1,069,892
Futures contracts	8,905,630
Forward foreign currency contracts	(31,381)
Translation of assets and liabilities denominated in foreign currencies	(3,634)

Net change in unrealized appreciation (depreciation)	39,577,494

Net realized and change in unrealized gain (loss)	64,115,502

Net increase (decrease) in net assets resulting from operations	$69,711,848

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$5,596,346	$10,271,205
Net realized gain (loss)	24,538,008	(24,643,379)
Net change in unrealized appreciation (depreciation)	39,577,494	(27,787,892)

Net increase (decrease) in net assets resulting from operations	69,711,848	(42,160,066)

Distributions to shareholders:
Initial Class	—	(692,920)
Service Class	—	(65,418,509)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(66,111,429)

Capital share transactions:
Proceeds from shares sold:
Initial Class	155,421	457,048
Service Class	1,500,439	3,477,977

	1,655,860	3,935,025

Dividends and/or distributions reinvested:
Initial Class	—	692,920
Service Class	—	65,418,509

	—	66,111,429

Cost of shares redeemed:
Initial Class	(580,332)	(955,186)
Service Class	(35,454,758)	(81,438,613)

	(36,035,090)	(82,393,799)

Net increase (decrease) in net assets resulting from capital share transactions	(34,379,230)	(12,347,345)

Net increase (decrease) in net assets	35,332,618	(120,618,840)

Net assets:
Beginning of period/year	555,293,544	675,912,384

End of period/year	$590,626,162	$555,293,544

Capital share transactions - shares:
Shares issued:
Initial Class	13,605	38,899
Service Class	134,096	285,871

	147,701	324,770

Shares reinvested:
Initial Class	—	60,306
Service Class	—	5,768,828

	—	5,829,134

Shares redeemed:
Initial Class	(50,657)	(80,513)
Service Class	(3,153,650)	(6,850,081)

	(3,204,307)	(6,930,594)

Net increase (decrease) in shares outstanding:
Initial Class	(37,052)	18,692
Service Class	(3,019,554)	(795,382)

	(3,056,606)	(776,690)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2019

(unaudited)

Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$69,711,848

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(690,775,329)
Proceeds from long-term investments	607,012,595
Purchases to cover securities sold short	(58,229,852)
Proceeds from securities sold short	58,257,426
Net purchases/proceeds of short-term investments	(139,961,028)
Net change in unrealized appreciation (depreciation)	(39,577,494)
Net realized gain (loss)	(24,538,008)
Net amortization (accretion) of discount and premium	(41,188)
(Increase) decrease in receivables for investments sold	(145,379,945)
(Increase) decrease in receivables for interest	(318,267)
(Increase) decrease in receivable for tax reclaim	(2,548)
(Increase) decrease in receivables for net income from securities lending	542
(Increase) decrease in prepaid expenses	(2,100)
Increase (decrease) in payables for investments purchased	298,331,970
Increase (decrease) in dividends and interest payable	142,680
Increase (decrease) in accrued liabilities	(45,872)
Increase (decrease) in collateral for securities on loan	(3,058,830)
Net cash provided by (used for) swap agreement transactions	(6,625,570)
Net cash provided by (used for) written options and swaptions transactions	(2,499,670)
Net cash provided by (used for) in futures contracts transactions	39,204,347
Net cash provided by (used for) in forward foreign currency contracts	451,081
Net cash provided by (used for) foreign currency transactions	26,337

Net cash provided by (used for) operating activities	(37,916,875)

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	(767,769)
Increase (decrease) in payable reverse repurchase agreements	63,534,807
Proceeds from shares sold, net of receivable for shares sold	1,657,580
Payment of shares redeemed, net of payable for shares redeemed	(35,852,291)
Proceeds from Sale-buyback financing transactions	520,144,255
Payments from Sale-buyback financing transactions	(510,508,244)

Net cash provided by (used for) financing activities	38,208,338

Net increase (decrease) in cash and foreign currencies	291,463

Cash and foreign currencies, at beginning of period (A)	$9,680,122

Cash and foreign currencies, at end of period (A)	$9,971,585

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$(14,451)

(A)	For the period ended June 30, 2019, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash collateral pledged at broker:
Centrally cleared swap agreements	1,720,000	1,594,000
Futures contracts	8,248,000	14,246,000
Foreign currency, at value	877,122	381,585

Total assets	10,845,122	16,221,585

Liabilities:
Cash collateral received at broker:
TBA commitments sold	575,000	490,000
Reverse repurchase agreements	570,000	810,000
OTC derivatives	20,000	4,950,000

Total liabilities	1,165,000	6,250,000

Net cash per statement of assets and liabilities	$9,680,122	$9,971,585

Total cash and foreign currencies per statement of cash flows	$9,680,122	$9,971,585

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.57		$12.67		$11.91		$11.33		$12.00	$11.59

Investment operations:
Net investment income (loss) (A)	0.12		0.23		0.16		0.10	(B)	0.04	0.02
Net realized and unrealized gain (loss)	1.25		(0.98)		1.28		0.54		(0.31)	0.90

Total investment operations	1.37		(0.75)		1.44		0.64		(0.27)	0.92

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)		(0.07)		(0.06)		—	(0.13)
Net realized gains	—		(0.92)		(0.61)		—		(0.40)	(0.38)

Total dividends and/or distributions to shareholders	—		(1.35)		(0.68)		(0.06)		(0.40)	(0.51)

Net asset value, end of period/year	$11.94		$10.57		$12.67		$11.91		$11.33	$12.00

Total return	12.96	%(C)	(6.75)%		12.42%		5.65%		(2.27)%	8.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,166		$5,850		$6,772		$6,540		$6,714	$7,308
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(D)	0.92%		0.93%		0.87%		0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.91	%(D)	0.92%		0.93%		0.86	%(B)	0.86%	0.86%
Net investment income (loss) to average net assets	2.21	%(D)	1.88%		1.31%		0.84	%(B)	0.32%	0.20%
Portfolio turnover rate	25	%(C)(E)	50	%(E)	50	%(E)	59	%(E)	70%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.42		$12.51		$11.76		$11.20		$11.90	$11.51

Investment operations:
Net investment income (loss) (A)	0.11		0.19		0.13		0.07	(B)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.23		(0.96)		1.27		0.52		(0.31)	0.90

Total investment operations	1.34		(0.77)		1.40		0.59		(0.30)	0.89

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)		(0.04)		(0.03)		—	(0.12)
Net realized gains	—		(0.92)		(0.61)		—		(0.40)	(0.38)

Total dividends and/or distributions to shareholders	—		(1.32)		(0.65)		(0.03)		(0.40)	(0.50)

Net asset value, end of period/year	$11.76		$10.42		$12.51		$11.76		$11.20	$11.90

Total return	12.86	%(C)	(6.94)%		12.04%		5.38%		(2.55)%	7.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$584,460		$549,444		$669,140		$649,610		$607,082	$566,312
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.16	%(D)	1.17%		1.18%		1.12%		1.11%	1.11%
Including waiver and/or reimbursement and recapture	1.16	%(D)	1.17%		1.18%		1.11	%(B)	1.11%	1.11%
Net investment income (loss) to average net assets	1.96	%(D)	1.63%		1.06%		0.59	%(B)	0.07%	(0.05)%
Portfolio turnover rate	25	%(C)(E)	50	%(E)	50	%(E)	59	%(E)	70%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical — Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 141,597,306	181	2.59%

Open reverse repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2019, the Portfolio earned price drop fee income of $12,866. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 10,453,366	168	2.44%

Open sale-buyback financing transactions at June 30, 2019, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,401,689	$—	$—	$—	$2,401,689
U.S. Government Obligations	284,709	—	—	—	284,709
Total Securities Lending Transactions	$2,686,398	$—	$—	$—	$2,686,398
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$157,868,253	$46,279,625	$—	$204,147,878
Cash	3,690,000	—	—	—	3,690,000
Total Reverse Repurchase Agreements	$3,690,000	$157,868,253	$46,279,625	$—	$207,837,878
Sale Buy-back Transactions
U.S. Government Obligations	$—	$11,826,495	$—	$—	$11,826,495
Total Borrowings	$6,376,398	$169,694,748	$46,279,625	$—	$222,350,771

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle swaptions: The Portfolio may purchase or write straddle swaption agreements which is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2019, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$1,204	$—	$6,124,080	$—	$—	$6,125,284
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	283,615	—	—	—	—	283,615
OTC Swaps:
OTC swap agreements, at value	—	—	2,523,951	54,533	—	2,578,484
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	642,945	—	4,733,301	—	—	5,376,246
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	79,312	—	—	—	79,312
Total	$927,764	$79,312	$13,381,332	$54,533	$—	$14,442,941

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(7,719)	$—	$—	$(3,719)	$—	$(11,438)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(10,951,267)	—	—	(603,588)	—	(11,554,855)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(2,921,369)	—	—	—	—	(2,921,369)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(42,216)	—	—	—	(42,216)
Total	$(13,880,355)	$(42,216)	$—	$(607,307)	$—	$(14,529,878)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$1,035,244	$—	$(7,043,524)	$—	$—	$(6,008,280)
Written options and swaptions	(989,081)	—	—	28,942	—	(960,139)
Swap agreements	(3,862,645)	—	2,199,772	—	—	(1,662,873)
Futures contracts	(4,176,088)	—	34,765,858	—	—	30,589,770
Forward foreign currency contracts	—	419,700	—	—	—	419,700
Total	$(7,992,570)	$419,700	$29,922,106	$28,942	$—	$22,378,178

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$(814,692)	$—	$1,161,460	$—	$—	$346,768
Written options and swaptions	1,165,369	—	—	27,701	—	1,193,070
Swap agreements	(4,155,591)	—	5,504,020	(278,537)	—	1,069,892
Futures contracts	(1,568,814)	—	10,474,444	—	—	8,905,630
Forward foreign currency contracts	—	(31,381)	—	—	—	(31,381)
Total	$(5,373,728)	$(31,381)	$17,139,924	$(250,836)	$—	$11,483,979

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
$ 1,057,491	$ 3,152,956	$ (1,221,757)	$ (17,851)	$ 173,610,249	$ 529,339,524	$ (284,249,848)	$ 6,859,660	$ 8,695,693

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas	$48,339	$(12,293)	$—	$36,046	$12,293	$(12,293)	$—	$—
Citibank, N.A.	2,529,603	(13,631)	(2,070,000)	445,972	13,631	(13,631)	—	—
Credit Suisse Securities (USA) LLC	—	—	—	—	498	—	(498)	—
Deutsche Bank AG	—	—	—	—	2,140	—	—	2,140
Goldman Sachs Bank	—	—	—	—	192	—	—	192
Goldman Sachs International	66,555	—	—	66,555	—	—	—	—
JPMorgan Chase Bank, N.A.	4,324	(654)	—	3,670	654	(654)	—	—
Merrill Lynch International	—	—	—	—	903	—	—	903
Standard Chartered Bank	8,975	(8,975)	—	—	15,624	(8,975)	—	6,649
Other Derivatives (C)	11,785,145	—	—	11,785,145	14,483,943	—	—	14,483,943

Total	$14,442,941	$(35,553)	$(2,070,000)	$12,337,388	$14,529,878	$(35,553)	$(498)	$14,493,827

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.81%
Over $250 million up to $750 million	0.80
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2020
Service Class	1.20	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 41,328,638	$ 108,194,340	$ 48,346,300	$ 74,658,269

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,070,691,605	$ 30,314,577	$ (10,133,155)	$ 20,181,422

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,118.20	$4.94	$1,020.10	$4.71	0.94%
Service Class	1,000.00	1,116.70	6.25	1,018.90	5.96	1.19

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.10
Duration †	5.43

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.5%
Corporate Debt Securities	36.5
Repurchase Agreements	34.9
U.S. Government Agency Obligations	21.7
Mortgage-Backed Securities	4.1
Asset-Backed Securities	4.1
Foreign Government Obligations	3.7
Municipal Government Obligations	0.8
Exchange-Traded Options Purchased	0.8
Other Investment Company	0.3
Loan Assignment	0.3
Certificates of Deposit	0.1
Commercial Paper	0.1
Short-Term U.S. Government Obligation	0.0 *
Net Other Assets (Liabilities) ^	(61.9)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.1%
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 3.65% (A), 05/15/2037 (B)	$ 500,000	$ 501,249
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.68% (A), 04/25/2026 (B)	230,311	230,326
Baring BDC Static CLO, Ltd. Series 2019-1A, Class A1, 3-Month LIBOR + 1.02%, 3.54% (A), 04/15/2027 (B)	400,000	400,137
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1-Month LIBOR + 1.20%, 3.60% (A), 01/25/2045	346,384	346,659
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	600,000	596,996
CVP Cascade CLO, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.75% (A), 01/16/2026 (B)	772,818	772,915
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.50% (A), 10/15/2027 (B)	900,000	898,086
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 3.29% (A), 03/25/2035	166,955	167,911
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 3.24% (A), 06/20/2027 (B)	300,000	299,012
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 3.45% (A), 01/16/2026 (B)	278,755	278,212
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.71% (A), 01/20/2026 (B)	195,526	195,535
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	1,200,000	1,196,502
Gallatin CLO IX, Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 3.64% (A), 01/21/2028 (B)	300,000	299,229
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.69% (A), 10/22/2025 (B)	582,266	582,271
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	588,464	594,925

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 3.52% (A), 05/09/2036 (B)	$ 500,000	$ 501,252
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.50% (A), 04/15/2028 (B)	1,000,000	991,568
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 3.40% (A), 10/15/2026 (B)	459,756	457,885
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 3.10% (A), 12/26/2031 (B)	22,634	22,527
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.81% (A), 10/20/2026 (B)	247,401	247,414
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1, 3-Month LIBOR + 0.90%, 3.42% (A), 11/15/2026 (B)	459,077	459,335
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.35% (A), 11/25/2065 (B)	292,121	291,570
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.45%, 2.85% (A), 11/25/2037	300,000	291,437
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 3.84% (A), 02/17/2032 (B)	701,673	713,970
Zais CLO, Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 3.75% (A), 04/15/2028 (B)	500,000	499,444

Total Asset-Backed Securities (Cost $11,739,261)		11,836,367

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC 3-Month LIBOR + 0.50%, 3.09% (A), 10/26/2020	400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

CORPORATE DEBT SECURITIES - 36.5%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	200,000	200,496

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	358,791	358,003
3.25%, 04/15/2030	89,708	88,921

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust (continued)
4.00%, 01/15/2027	$ 60,163	$ 62,665
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	194,515	203,949
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	969,556	935,622
United Airlines Pass-Through Trust
2.88%, 04/07/2030	460,354	455,842
3.10%, 04/07/2030	460,354	453,771

		2,558,773

Banks - 8.5%
AIB Group PLC 4.75%, 10/12/2023 (B)	400,000	420,513
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	562,203
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,325,531
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	400,000	416,239
Bank of Montreal 1.75%, 06/15/2021 (B)	900,000	895,292
Barclays PLC
3.25%, 02/12/2027, MTN (C)	GBP 400,000	517,986
3.65%, 03/16/2025	$ 500,000	502,520
4.34%, 01/10/2028	400,000	409,613
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	400,000	413,871
BNP Paribas SA 3.38%, 01/09/2025 (B)	900,000	915,701
BPCE SA 3-Month LIBOR + 1.24%, 3.68% (A), 09/12/2023 (B)	800,000	801,424
Citigroup, Inc. 4.40%, 06/10/2025	300,000	320,174
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	1,400,000	1,395,876
HSBC USA, Inc.
2.38%, 11/13/2019	180,000	179,951
2.75%, 08/07/2020	1,650,000	1,658,321
3-Month LIBOR + 0.61%, 3.15% (A), 11/13/2019	100,000	100,206
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	205,466
3.90%, 07/15/2025	100,000	106,784
3-Month LIBOR + 3.47%, 6.05% (A), 07/30/2019 (D)	200,000	199,892
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	212,489
4.55%, 08/16/2028	1,000,000	1,077,277
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	250,000	249,980
Mitsubishi UFJ Financial Group, Inc. 3-Month LIBOR + 1.88%, 4.40% (A), 03/01/2021	535,000	547,450
Mitsubishi UFJ Trust & Banking Corp. 2.65%, 10/19/2020 (B)	200,000	200,692

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc. 3-Month LIBOR + 1.00%, 3.45% (A), 09/11/2024 (E)	$ 400,000	$ 403,768
MUFG Bank, Ltd. 2.30%, 03/05/2020 (B)	200,000	199,855
National Australia Bank, Ltd. 1.38%, 07/12/2019	500,000	499,858
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	427,141
Fixed until 08/15/2021 (D), 8.63% (A)	600,000	646,650
Santander Group Holdings PLC
2.88%, 10/16/2020	860,000	861,410
3.13%, 01/08/2021	100,000	100,459
Santander PLC 2.38%, 03/16/2020	1,700,000	1,699,777
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (C) (D)	EUR 400,000	556,315
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 860,000	863,224
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	199,132
3-Month LIBOR + 0.80%, 3.40% (A), 10/16/2023 (E)	400,000	400,359
UniCredit SpA
6.57%, 01/14/2022 (B)	400,000	425,223
7.83%, 12/04/2023 (B)	400,000	454,660
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	80,224
3.00%, 02/19/2025, MTN	200,000	203,371
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	300,000	313,222
Wells Fargo Bank NA 3.55%, 08/14/2023	1,000,000	1,043,742
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	700,000	701,737

		24,715,578

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	400,000	422,245
5.55%, 01/23/2049	200,000	245,102
Bacardi, Ltd. 4.70%, 05/15/2028 (B)	150,000	160,475

		827,822

Biotechnology - 0.1%
Amgen, Inc. 4.40%, 05/01/2045	300,000	318,697

Building Products - 0.3%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	410,000	431,397
Masco Corp. 4.45%, 04/01/2025	20,000	21,300
Owens Corning
3.40%, 08/15/2026	300,000	292,176
4.20%, 12/01/2024	20,000	20,781

		765,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.9%
Brighthouse Holdings LLC 6.50% (F), 07/27/2037 (B) (D)	$ 200,000	$ 187,000
Charles Schwab Corp. Fixed until 12/01/2027 (D), 5.00% (A),	500,000	498,750
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	400,000	412,362
4.28%, 01/09/2028 (B)	400,000	422,274
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	900,000	939,951
Deutsche Bank AG 3-Month LIBOR + 1.29%, 3.86% (A), 02/04/2021	600,000	594,983
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	62,758
3.85%, 07/08/2024, MTN	2,300,000	2,412,965
Intercontinental Exchange, Inc. 2.75%, 12/01/2020	40,000	40,236
Lazard Group LLC 3.75%, 02/13/2025	30,000	31,181
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	417,010
4.00%, 07/23/2025, MTN	60,000	64,266
5.50%, 07/24/2020, MTN	1,900,000	1,961,252
S&P Global, Inc. 4.40%, 02/15/2026	40,000	44,077
UBS Group Funding Switzerland AG 4.13%, 09/24/2025 (B)	400,000	426,907

		8,515,972

Chemicals - 0.4%
Huntsman International LLC 4.50%, 05/01/2029	300,000	309,632
International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	400,000	404,051
Sasol Financing LLC 5.88%, 03/27/2024	200,000	216,729
Syngenta Finance NV 5.18%, 04/24/2028 (B)	200,000	208,061

		1,138,473

Commercial Services & Supplies - 0.3%
ERAC Finance LLC
4.50%, 02/15/2045 (B)	15,000	15,846
7.00%, 10/15/2037 (B)	300,000	409,756
RELX Capital, Inc. 4.00%, 03/18/2029	300,000	317,519

		743,121

Consumer Finance - 0.5%
American Express Credit Corp. 3-Month LIBOR + 0.49%, 3.01% (A), 08/15/2019, MTN	100,000	100,069
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	200,000	199,978
Discover Financial Services 4.50%, 01/30/2026	200,000	214,772
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.27% (A), 09/24/2020, MTN	300,000	299,717
5.75%, 02/01/2021	400,000	416,391

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Corp. 2.55%, 03/08/2021 (B)	$ 200,000	$ 199,384
Synchrony Financial
2.70%, 02/03/2020	15,000	15,001
5.15%, 03/19/2029	100,000	107,757

		1,553,069

Diversified Consumer Services - 0.7%
Nationwide Building Society 3.90%, 07/21/2025 (B)	1,900,000	1,999,448

Diversified Financial Services - 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,265,531
Helios Leasing I LLC 1.56%, 09/28/2024	92,379	90,964
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (B)	500,000	500,026
ORIX Corp. 3.25%, 12/04/2024	600,000	619,056
Protective Life Global Funding 2.70%, 11/25/2020 (B)	830,000	834,759
Tagua Leasing LLC 1.58%, 11/16/2024	96,731	95,345
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048	200,000	182,504

		3,588,185

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	40,000	40,280
3.40%, 05/15/2025	230,000	236,441
3-Month LIBOR + 1.18%, 3.62% (A), 06/12/2024	1,000,000	1,012,573
4.13%, 02/17/2026	150,000	159,561
4.30%, 02/15/2030	227,000	242,962
4.35%, 03/01/2029	500,000	538,541
Bell Canada, Inc. 4.30%, 07/29/2049	200,000	215,530
Verizon Communications, Inc.
3.38%, 02/15/2025	93,000	97,072
4.02%, 12/03/2029 (B)	610,000	660,472
4.33%, 09/21/2028	617,000	683,757

		3,887,189

Electric Utilities - 2.1%
AEP Texas, Inc. 3.95%, 06/01/2028	500,000	534,417
Appalachian Power Co. 3.40%, 06/01/2025	650,000	674,033
Avangrid, Inc. 3.80%, 06/01/2029	500,000	523,265
Entergy LLC
2.85%, 06/01/2028 (E)	1,100,000	1,100,812
3.30%, 12/01/2022	100,000	102,357
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	300,000	310,547

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. 3.20%, 02/25/2022	$ 400,000	$ 407,633
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	209,298
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (G)	20,000	19,250
4.25%, 08/01/2023 (B) (G)	300,000	300,750
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	600,000	619,794
Southern California Edison Co.
3.90%, 03/15/2043	100,000	96,589
4.05%, 03/15/2042	100,000	98,397
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	769,820
SP Group Treasury Pte, Ltd. 3.38%, 02/27/2029 (B)	250,000	261,675

		6,028,637

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	300,000	297,176

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	850,000	911,800
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (C)	156,506	154,941

		1,066,741

Entertainment - 0.0% (H)
Netflix, Inc. 5.38%, 11/15/2029 (B)	100,000	106,219

Equity Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	104,906
4.30%, 01/15/2026	1,090,000	1,167,404
4.50%, 07/30/2029	200,000	220,150
American Tower Corp.
3.38%, 10/15/2026	600,000	610,352
4.00%, 06/01/2025	300,000	316,336
4.40%, 02/15/2026	670,000	724,005
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 3.63% (A), 02/01/2022	600,000	599,995
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	215,734
5.25%, 01/15/2023	900,000	978,635
Essex Portfolio, LP 4.00%, 03/01/2029	500,000	532,687
Federal Realty Investment Trust 3.63%, 08/01/2046	150,000	145,170
Kilroy Realty, LP 4.38%, 10/01/2025	590,000	630,396
Mid-America Apartments, LP 4.00%, 11/15/2025	580,000	613,898
National Retail Properties, Inc. 4.80%, 10/15/2048	500,000	562,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Sabra Health Care, LP / Sabra Capital Corp. 4.80%, 06/01/2024	$ 400,000	$ 411,000
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	500,000	538,432
Welltower, Inc. 4.95%, 09/01/2048	300,000	334,772
WP Carey, Inc. 4.60%, 04/01/2024	400,000	422,265

		9,128,893

Food Products - 0.3%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	51,178
4.38%, 06/01/2046	300,000	285,036
4.88%, 02/15/2025 (B)	500,000	515,738

		851,952

Gas Utilities - 0.5%
Piedmont Natural Gas Co., Inc. 3.50%, 06/01/2029	1,000,000	1,046,393
Southern California Gas Co. 4.13%, 06/01/2048	500,000	534,713

		1,581,106

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. 3.38%, 05/15/2022	650,000	668,448
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,622,018
3.15%, 04/01/2022	30,000	30,468
3.55%, 04/01/2025	30,000	30,923

		2,351,857

Health Care Providers & Services - 0.7%
AHS Hospital Corp. 5.02%, 07/01/2045	400,000	502,188
CHRISTUS Health 4.34%, 07/01/2028	300,000	333,345
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	200,000	230,662
HCA, Inc. 5.88%, 03/15/2022	200,000	218,592
Humana, Inc. 4.80%, 03/15/2047	200,000	217,060
Northwell Healthcare, Inc. 3.98%, 11/01/2046	400,000	408,680

		1,910,527

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp. 3.80%, 04/01/2028, MTN	400,000	429,499

Industrial Conglomerates - 0.3%
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (A)	800,000	771,568
5.55%, 01/05/2026, MTN	100,000	111,679

		883,247

Insurance - 2.3%
Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	200,000	223,722

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
First American Financial Corp. 4.60%, 11/15/2024	$ 20,000	$ 21,377
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	200,000	219,512
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	820,000	823,838
MetLife, Inc. 4.05%, 03/01/2045	20,000	21,652
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,710
2.50%, 12/03/2020 (B)	950,000	952,232
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	100,000	110,301
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	979,300
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	830,000	833,225
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	598,772
3.00%, 04/18/2026 (B)	300,000	304,171
Reinsurance Group of America, Inc. 3.90%, 05/15/2029	100,000	103,804
RenaissanceRe Holdings, Ltd. 3.60%, 04/15/2029	300,000	307,950
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	800,000	866,225
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	106,789

		6,622,580

Interactive Media & Services - 0.4%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.49% (A), 04/11/2024 (B) (E)	400,000	400,020
3.98%, 04/11/2029 (B)	600,000	626,949

		1,026,969

IT Services - 0.2%
International Business Machines Corp. 3.30%, 05/15/2026	600,000	621,968

Machinery - 0.4%
Caterpillar Financial Services Corp. 2.85%, 05/17/2024, MTN	600,000	611,782
Wabtec Corp. 4.40%, 03/15/2024	600,000	635,230

		1,247,012

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	300,000	301,928

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	500,000	519,387
Comcast Corp.
4.40%, 08/15/2035	20,000	22,276
4.75%, 03/01/2044	500,000	583,106

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Discovery Communications LLC 5.00%, 09/20/2037	$ 300,000	$ 313,371
Sky, Ltd. 3.13%, 11/26/2022 (B)	80,000	82,011

		1,520,151

Multi-Utilities - 0.5%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A)	500,000	517,410
DTE Electric Co. 3.70%, 06/01/2046	1,000,000	1,036,611

		1,554,021

Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.75%, 03/01/2027 (B)	400,000	400,000
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	300,000	314,684
BP Capital Markets America, Inc. 3.79%, 02/06/2024	200,000	211,765
Concho Resources, Inc. 3.75%, 10/01/2027	300,000	310,430
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (C)	400,000	423,544
Energy Transfer Operating, LP
4.05%, 03/15/2025	200,000	208,189
4.75%, 01/15/2026	40,000	42,864
7.50%, 07/01/2038	100,000	127,159
Eni SpA 4.75%, 09/12/2028 (B)	200,000	218,830
Enterprise Products Operating LLC 3.70%, 02/15/2026	870,000	920,784
ONEOK, Inc. 4.35%, 03/15/2029	700,000	748,133
Rockies Express Pipeline LLC 4.95%, 07/15/2029 (B)	100,000	103,605
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	1,000,000	1,112,092
Shell International Finance BV 4.00%, 05/10/2046	400,000	440,238
Sinopec Group Overseas Development, Ltd. 4.13%, 09/12/2025 (B)	500,000	533,211
Valero Energy Corp. 4.00%, 04/01/2029	500,000	523,481
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	20,528
3.70%, 03/15/2028 (B)	500,000	500,539

		7,160,076

Pharmaceuticals - 1.0%
Baxalta, Inc. 3.60%, 06/23/2022	6,000	6,157
Bayer Finance II LLC 4.63%, 06/25/2038 (B)	1,000,000	1,021,037
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (B)	600,000	623,407
Mylan, Inc. 4.55%, 04/15/2028 (E)	200,000	196,138

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 200,000	$ 201,955
3.20%, 09/23/2026	300,000	302,516
Zoetis, Inc. 3.90%, 08/20/2028	400,000	426,256

		2,777,466

Professional Services - 0.1%
IHS Markit, Ltd. 4.75%, 08/01/2028	300,000	327,726

Road & Rail - 0.6%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	400,000	412,000
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	300,000	314,178
Kansas City Southern 4.95%, 08/15/2045	500,000	550,421
Ryder System, Inc. 2.88%, 06/01/2022, MTN	300,000	303,456
Union Pacific Corp. 4.10%, 09/15/2067	200,000	199,977

		1,780,032

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 3.13%, 04/15/2021 (B)	600,000	603,885

Software - 0.3%
Microsoft Corp. 4.10%, 02/06/2037	500,000	570,481
Oracle Corp. 2.95%, 05/15/2025	290,000	298,422

		868,903

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	100,717
4.85%, 04/01/2024	100,000	103,467

		204,184

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.90%, 09/12/2027	300,000	307,124
3.35%, 02/09/2027	300,000	315,010
4.65%, 02/23/2046	200,000	237,217
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	200,000	210,760
8.10%, 07/15/2036 (B)	600,000	739,706

		1,809,817

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037	400,000	379,043
BAT International Finance PLC 3.50%, 06/15/2022 (B)	20,000	20,445
Reynolds American, Inc. 4.00%, 06/12/2022	20,000	20,765

		420,253

Trading Companies & Distributors - 0.1%
GATX Corp. 3.25%, 09/15/2026	250,000	246,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	$ 400,000	$ 419,806
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	20,334
3.90%, 03/22/2023 (B)	200,000	208,454

		648,594

Water Utilities - 0.0% (H)
American Water Capital Corp. 3.40%, 03/01/2025	20,000	20,800

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	415,000
5.15%, 09/20/2029 (B)	400,000	412,000

		827,000

Total Corporate Debt Securities (Cost $102,438,992)		106,038,466

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Canada - 0.7%
Province of Ontario 1.65%, 09/27/2019	1,200,000	1,197,957
Province of Quebec 2.50%, 04/20/2026	900,000	918,671

		2,116,628

Indonesia - 0.3%
Indonesia Government International Bond 4.45%, 02/11/2024	800,000	849,487

Japan - 1.1%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,795,160
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	1,500,000	1,493,877

		3,289,037

Kuwait - 0.2%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	500,000	532,225

Peru - 0.2%
Peru Government International Bond 5.94%, 02/12/2029 (B)	PEN 1,200,000	396,793

Qatar - 1.0%
Qatar Government International Bond
2.38%, 06/02/2021 (C)	$ 2,800,000	2,796,819
4.50%, 01/20/2022 (C)	200,000	210,034

		3,006,853

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	500,000	518,665

Total Foreign Government Obligations (Cost $10,517,396)		10,709,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENT - 0.3%
Capital Markets - 0.3%
Zephyrus Capital Aviation Partners LLC Term Loan, TBD, 10/15/2038 (I) (J) (K)	$ 832,500	$ 820,166

Total Loan Assignment (Cost $820,425)		820,166

MORTGAGE-BACKED SECURITIES - 4.1%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.97% (A), 04/24/2049 (C)	GBP 210,440	268,061
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 3.44% (A), 04/15/2036 (B)	$ 500,000	500,468
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.86% (A), 05/25/2034	11,585	11,732
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.84% (A), 07/25/2035	9,182	9,198
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 3.27% (A), 07/15/2034 (B)	1,528,272	1,528,254
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7, 5.50%, 05/25/2034	155,651	159,533
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	400,000	428,530
Credit Suisse Mortgage Capital Certificates Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (B)	297,068	299,866
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	200,000	214,856
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,000,000	1,048,855
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.95% (A), 12/10/2044 (C)	GBP 112,373	141,347
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.42% (A), 07/19/2035	$ 70,788	66,893
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	600,000	636,604
JPMorgan Mortgage Trust Series 2019-3, Class A11, 1-Month LIBOR + 0.95%, 3.35% (A), 09/25/2049 (B)	838,873	841,791

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (K)	$ 554,588	$ 574,795
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 3.08% (A), 04/25/2028	208,217	203,909
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	900,000	943,104
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.12% (A), 12/15/2048	1,645,820	46,083
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.92% (A), 05/25/2035	47,961	48,470
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	700,000	738,309
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.97% (A), 06/10/2043 (C)	GBP 105,330	132,930
Towd Point Mortgage Funding PLC Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.85% (A), 10/20/2051 (B)	1,200,000	1,525,957
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.99% (A), 06/10/2059 (C)	386,390	471,762
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.54% (A), 06/10/2059 (C)	78,836	93,558
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.14% (A), 06/10/2059 (C)	94,309	113,515
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.34% (A), 06/10/2059 (C)	73,679	88,502
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	$ 900,000	950,695

Total Mortgage-Backed Securities (Cost $12,031,360)		12,087,577

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	288,308
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	298,832

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	$ 300,000	$ 453,597

		1,040,737

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds, Series C, 3.86%, 10/01/2029	200,000	218,536

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	200,000	204,016

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	225,000	225,463

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	400,000	478,636

Utah - 0.0% (H)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 3.15% (A), 12/26/2031	29,731	29,782

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	185,000	186,647

Total Municipal Government Obligations (Cost $2,164,998)		2,383,817

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.3%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	1,234,295	1,305,746
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 3.10% (A), 02/25/2023	159,460	159,609
3.34% (A), 04/25/2028	1,000,000	1,045,497
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.79% (A), 02/15/2041 - 09/15/2045	320,622	320,947
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	694,300	690,686
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.85% (A), 01/15/2038	694,300	45,380
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.50% (A), 09/15/2043	944,878	171,312

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
3.50%, 06/01/2045	$ 271,535	$ 280,058
3.50%, TBA (L)	24,500,000	25,043,254
3.70%, 09/01/2034	460,549	505,050
4.00%, 09/01/2048 - 10/01/2048	459,239	475,887
4.00%, TBA (L)	22,000,000	22,730,898
4.50%, TBA (L)	6,600,000	6,894,615
5.50%, TBA (L)	500,000	533,296
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.95% (A), 02/25/2041	296,615	298,188
1-Month LIBOR + 0.75%, 3.15% (A), 05/25/2040	247,970	250,968
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	474,728	38,284
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.27% (A), 06/20/2066	795,179	801,068
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	1,362,378	1,372,331

Total U.S. Government Agency Obligations (Cost $62,795,768)		62,963,074

U.S. GOVERNMENT OBLIGATIONS - 54.5%
U.S. Treasury - 51.4%
U.S. Treasury Bond
2.75%, 08/15/2047	1,500,000	1,565,508
2.88%, 11/15/2046 (M)	1,700,000	1,819,332
3.00%, 05/15/2042 - 02/15/2049 (M)	5,860,000	6,412,949
3.00%, 02/15/2048 - 08/15/2048 (L) (M)	3,000,000	3,287,819
3.13%, 11/15/2041	3,220,000	3,603,884
3.13%, 02/15/2042 (L) (M)	3,200,000	3,578,500
3.13%, 08/15/2044 - 05/15/2048 (M)	12,900,000	14,406,955
3.38%, 05/15/2044	2,660,000	3,091,003
4.25%, 05/15/2039 - 11/15/2040 (M)	8,520,000	11,165,691
4.38%, 05/15/2040 - 05/15/2041 (M)	2,360,000	3,151,103
4.50%, 08/15/2039 (M)	16,630,000	22,463,492
6.25%, 05/15/2030	270,000	380,932
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 08/15/2044	300,000	157,166
U.S. Treasury Note
1.88%, 03/31/2022 - 07/31/2022 (M)	25,500,000	25,608,144
2.00%, 12/31/2021 (M) (N)	2,200,000	2,214,781
2.00%, 11/30/2022	103,000	103,930
2.00%, 11/15/2026 (M)	1,875,000	1,889,282
2.13%, 05/15/2025	1,150,000	1,169,406
2.25%, 02/15/2027 - 08/15/2027 (M)	38,750,000	39,704,843
2.38%, 05/15/2029 (E) (M)	90,000	93,006
2.75%, 04/30/2023 (M) (N)	900,000	933,750
U.S. Treasury Note (continued)
2.75%, 05/31/2023 (M)	1,600,000	1,661,188
3.00%, 09/30/2025 - 10/31/2025	770,000	822,854

		149,285,518

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 3.1%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	$ 809,224	$ 851,758
1.00%, 02/15/2046 - 02/15/2048 (M)	1,910,770	2,005,001
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	420,096	416,801
0.50%, 01/15/2028 (M)	4,027,939	4,093,449
0.75%, 07/15/2028 (M)	1,526,280	1,590,157

		8,957,166

Total U.S. Government Obligations (Cost $150,487,468)		158,242,684

COMMERCIAL PAPER - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 2.89% (O), 08/06/2019	300,000	299,104

Total Commercial Paper (Cost $299,104)		299,104

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (H)
U.S. Treasury Bill 2.18% (O), 08/06/2019	17,000	16,962

Total Short-Term U.S. Government Obligation (Cost $16,962)		16,962

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (O)	948,088	948,088

Total Other Investment Company (Cost $948,088)		948,088

	Principal	Value
REPURCHASE AGREEMENTS - 34.9%
Fixed Income Clearing Corp., 1.45% (O), dated 06/28/2019, to be repurchased at $6,452,550 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 04/30/2021, and with a value of $6,581,779.	$ 6,451,770	6,451,770
JPMorgan Securities LLC, 2.60% (O), dated 06/26/2019, to be repurchased at $3,217,694 on 07/02/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $3,020,000.	3,216,300	3,216,300
Merrill Lynch Pierce Fenner & Smith, 2.39% (O), dated 06/28/2019, to be repurchased at $32,006,373 on 07/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2047, and with a value of $29,760,000.	32,000,000	32,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC, 2.55% (O), dated 06/28/2019, to be repurchased at $59,612,665 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.50% - 3.50%, due 11/30/2019 - 09/30/2020, and with a total value of $60,069,000.

	$ 59,600,000	$ 59,600,000

Total Repurchase Agreements (Cost $101,268,070)		101,268,070

Total Investments Excluding Purchased Options (Cost $455,927,892)		468,014,063
Total Purchased Options - 0.8% (Cost $2,218,349)		2,307,664

Total Investments (Cost $458,146,241)		470,321,727
Net Other Assets (Liabilities) - (61.9)%		(179,810,055)

Net Assets - 100.0%		$ 290,511,672

REVERSE REPURCHASE AGREEMENTS - (42.0)%
Bank of Nova Scotia, 2.55% (O), dated 04/09/2019, to be repurchased at $(38,665,070) on 07/09/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00%, due 03/31/2022 - 05/15/2047 and with a total value of $(39,997,654).	(38,417,438)	(38,417,438)
Bank of Nova Scotia, 2.55% (O), dated 05/15/2019, to be repurchased at $(4,505,885) on 07/15/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.25%, due 11/15/2040 - 05/15/2047, and with a total value of $(3,706,346).	(4,486,500)	(4,486,500)
Deutsche Bank Securities, Inc., 2.58% (O), dated 05/28/2019, to be repurchased at $(2,502,309) on 07/09/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and with a value of $(2,310,000).	(2,494,800)	(2,494,800)
Deutsche Bank Securities, Inc., 2.61% (O), dated 06/04/2019, to be repurchased at $(4,060,099) on 07/05/2019. Collateralized by U.S. Government Obligations, 2.00% - 3.00%, due 11/15/2026 - 11/15/2044, and with a total value of $(3,885,000).	(4,050,994)	(4,050,994)
JPMorgan Securities LLC, 2.45% (O), dated 06/10/2019, to be repurchased at $(1,264,702) on 07/10/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2049, and with a value of $(1,150,000).	(1,262,125)	(1,262,125)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, 2.75% (O), dated 06/18/2019, to be repurchased at $(3,059,393) on 07/02/2019. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2041 and with a value of $(2,300,000).

	$ (3,056,125)	$ (3,056,125)
RBS Securities, Inc., 2.58% (O), dated 05/22/2019, to be repurchased at $(214,623) on 07/18/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2042, and Cash with a total value of $(213,699).	(213,750)	(213,750)
RBS Securities, Inc., 2.61% (O), dated 04/30/2019, to be repurchased at $(12,758,327) on 07/22/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 11/15/2041 - 11/15/2044, and Cash with a total value of $(13,046,301).	(12,682,013)	(12,682,013)
Royal Bank of Canada, 2.61% (O), dated 06/05/2019, to be repurchased at $(28,945,155) on 08/02/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 04/30/2022 - 08/15/2044, and with a total value of $(22,976,981).	(28,823,950)	(28,823,950)
Royal Bank of Canada, 2.80% (O), dated 06/24/2019, to be repurchased at $(2,390,225) on 07/08/2019. Collateralized by U.S. Government Obligations, 3.13% - 4.25%, due 05/15/2039 - 08/15/2044, and with a total value of $(1,843,019).	(2,387,625)	(2,387,625)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Wood Gundy, Inc., 2.60% (O), dated 06/26/2019, to be repurchased at $(9,627,336) on 07/08/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(9,742,957).

	$ (9,619,000)	$ (9,619,000)
Wood Gundy, Inc., 2.60% (O), dated 05/30/2019, to be repurchased at $(12,172,312) on 07/10/2019. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 04/30/2022 - 02/15/2027, and Cash with a total value of $(12,409,451).	(12,136,375)	(12,136,375)
Wood Gundy, Inc., 2.60% (O), dated 04/18/2019, to be repurchased at $(2,366,533) on 07/17/2019. Collateralized by a U.S. Government Obligation, 4.25%, due 05/15/2039, and Cash with a total value of $(1,948,591).	(2,351,250)	(2,351,250)

Total Reverse Repurchase Agreements		$(121,981,945)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 5-Year U.S. Treasury Note Futures	USD	125.50	08/23/2019	USD	9,452,800	80	$688	$625
Call - 5-Year U.S. Treasury Note Futures	USD	126.00	08/23/2019	USD	3,072,160	26	224	26
Call - 5-Year U.S. Treasury Note Futures	USD	128.25	08/23/2019	USD	10,634,400	90	815	90
Call - 5-Year U.S. Treasury Note Futures	USD	128.75	08/23/2019	USD	4,726,400	40	344	40
Call - 10-Year U.S. Treasury Note Futures	USD	162.00	08/23/2019	USD	4,143,900	30	258	30
Put - 10-Year U.S. Treasury Note Futures	USD	114.50	08/23/2019	USD	6,782,410	53	456	53
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	107,374,240	365	2,215,564	2,306,800

Total							$2,218,349	$2,307,664

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	129.00	07/26/2019	USD	1,407,670	11	$(2,565)	$(2,922)
Put - 10-Year U.S. Treasury Note Futures	USD	126.50	07/26/2019	USD	1,407,670	11	(2,736)	(1,547)

Total							$(5,301)	$(4,469)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.85%	07/17/2019	USD	900,000	$(855)	$(73)
Put - North America Investment Grade Index - Series 30	CSS	Pay	0.90	08/21/2019	USD	1,700,000	(1,989)	(314)
Put - North America Investment Grade Index - Series 30	BNP	Pay	1.00	08/21/2019	USD	900,000	(810)	(115)
Put - North America Investment Grade Index - Series 30	DUB	Pay	1.00	09/18/2019	USD	5,800,000	(8,700)	(1,460)

Total							$(12,354)	$(1,962)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(17,655)	$ (6,431)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (P)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	400,000	$(12,468)	$(16,534)	$4,066
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	13,500,000	(308,556)	(128,117)	(180,439)

Total						$(321,024)	$(144,651)	$(176,373)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.25%	Semi-Annually/ Quarterly	12/16/2022	USD	500,000	$8,611	$345	$8,266
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	02/04/2023	USD	19,800,000	(520,204)	—	(520,204)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	06/19/2024	USD	2,000,000	(118,357)	(71,163)	(47,194)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	06/19/2029	USD	60,700,000	(5,732,980)	(2,942,129)	(2,790,851)
3-Month USD-LIBOR	Receive	3.22	Semi-Annually/ Quarterly	11/15/2028	USD	1,000,000	111,064	—	111,064
6-Month EUR-EURIBOR	Receive	0.50	Semi-Annually/ Annually	12/18/2029	EUR	3,100,000	94,511	58,551	35,960
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	(252,465)	37,795	(290,260)

Total							$(6,409,820)	$(2,916,601)	$(3,493,219)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (P)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$19,736	$(72,351)	$92,087
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	9,204	(52,900)	62,104

Total							$28,940	$(125,251)	$154,191

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	844,161	142	$3,861	$—	$3,861
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	13,471,503	2,354	613,213	—	613,213

Total								$617,074	$—	$617,074

Value
OTC Swap Agreements, at value (Assets)	$646,014

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	132	09/16/2019	$32,315,386	$32,338,350	$22,964	$—
2-Year U.S. Treasury Note	Long	136	09/30/2019	29,076,545	29,264,438	187,893	—
5-Year U.S. Treasury Note	Short	(340)	09/30/2019	(39,652,326)	(40,173,125)	—	(520,799)
10-Year U.S. Treasury Note	Long	53	09/19/2019	6,769,994	6,782,344	12,350	—
30-Year U.S. Treasury Bond	Short	(158)	09/19/2019	(23,667,358)	(24,583,813)	—	(916,455)
E-Mini Russell 2000® Index	Long	187	09/20/2019	14,353,154	14,652,385	299,231	—
Euro OAT Index	Short	(24)	09/06/2019	(4,407,650)	(4,499,369)	—	(91,719)
S&P 500® E-Mini Index	Long	684	09/20/2019	99,154,317	100,691,640	1,537,323	—
U.S. Treasury Ultra Bond	Short	(6)	09/19/2019	(1,048,457)	(1,065,375)	—	(16,918)

Total						$2,059,761	$(1,545,891)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2019	EUR	284,000	USD	318,391	$4,600	$—
BNP	07/02/2019	GBP	2,342,000	USD	2,970,487	4,042	—
BNP	08/02/2019	USD	2,975,035	GBP	2,342,000	—	(4,083)
BNP	08/15/2019	USD	168,984	JPY	18,400,000	—	(2,275)
BNP	08/15/2019	RUB	56,072,759	USD	858,742	22,050	—
CITI	07/02/2019	USD	386,523	GBP	305,000	—	(851)
CITI	07/24/2019	USD	182,505	COP	581,278,500	1,954	—
CITI	07/24/2019	COP	581,278,500	USD	171,779	8,772	—
CITI	08/15/2019	USD	81,230	JPY	8,700,000	255	—
CITI	10/15/2019	COP	581,278,500	USD	181,662	—	(1,934)
GSB	07/02/2019	USD	154,829	GBP	122,000	—	(121)
JPM	09/18/2019	INR	14,061,960	USD	199,051	2,634	—
SCB	07/02/2019	USD	2,809,847	GBP	2,220,000	—	(9,732)
SCB	09/18/2019	IDR	2,942,280,000	USD	200,811	5,588	—

Total						$49,895	$(18,996)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,836,367	$—	$11,836,367
Certificate of Deposit	—	400,000	—	400,000
Corporate Debt Securities	—	106,038,466	—	106,038,466
Foreign Government Obligations	—	10,709,688	—	10,709,688
Loan Assignment	—	—	820,166	820,166
Mortgage-Backed Securities	—	12,087,577	—	12,087,577
Municipal Government Obligations	—	2,383,817	—	2,383,817
U.S. Government Agency Obligations	—	62,963,074	—	62,963,074
U.S. Government Obligations	—	158,242,684	—	158,242,684
Commercial Paper	—	299,104	—	299,104
Short-Term U.S. Government Obligation	—	16,962	—	16,962
Other Investment Company	948,088	—	—	948,088
Repurchase Agreements	—	101,268,070	—	101,268,070
Exchange-Traded Options Purchased	2,307,664	—	—	2,307,664

Total Investments	$3,255,752	$466,245,809	$820,166	$470,321,727

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$214,186	$—	$214,186
Over-the-Counter Credit Default Swap Agreements	—	28,940	—	28,940
Over-the-Counter Total Return Swap Agreements	—	617,074	—	617,074
Futures Contracts (V)	2,059,761	—	—	2,059,761
Forward Foreign Currency Contracts (V)	—	49,895	—	49,895

Total Other Financial Instruments	$2,059,761	$910,095	$—	$2,969,856

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(121,981,945)	$—	$(121,981,945)
Exchange-Traded Options Written	(4,469)	—	—	(4,469)
Over-the-Counter Credit Default Swaptions Written	—	(1,962)	—	(1,962)
Centrally Cleared Credit Default Swap Agreements	—	(321,024)	—	(321,024)
Centrally Cleared Interest Rate Swap Agreements	—	(6,624,006)	—	(6,624,006)
Futures Contracts (V)	(1,545,891)	—	—	(1,545,891)
Forward Foreign Currency Contracts (V)	—	(18,996)	—	(18,996)

Total Other Financial Instruments	$(1,550,360)	$(128,947,933)	$—	$(130,498,293)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $56,119,490, representing 19.3% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $5,969,314 representing 2.1% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $928,804. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2019, the total value of such securities is $320,000, representing 0.1% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	All or a portion of the security represents an unsettled loan commitment at June 30, 2019 where the rate will be determined at time of settlement.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $1,394,961, representing 0.5% of the Portfolio’s net assets.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,425,704.
(O)	Rates disclosed reflect the yields at June 30, 2019.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $356,878,171) (including securities loaned of $928,804)	$369,053,657
Repurchase agreement, at value (cost $101,268,070)	101,268,070
Cash collateral pledged at broker for:
Centrally cleared swap agreements	824,000
OTC derivatives (A)	679
Futures contracts	5,836,000
OTC swap agreements, at value	646,014
Foreign currency, at value (cost $275,119)	258,637
Receivables and other assets:
Investments sold	9,733,760
When-issued, delayed-delivery, forward and TBA commitments sold	78,448,547
Net income from securities lending	243
Shares of beneficial interest sold	15,534
Interest	2,330,673
Tax reclaims	1,571
Variation margin receivable on centrally cleared swap agreements	157,181
Variation margin receivable on futures contracts	762,770
Unrealized appreciation on forward foreign currency contracts	49,895
Prepaid expenses	1,056

Total assets	569,388,287

Liabilities:
Cash collateral received upon return of:
Securities on loan	948,088
Cash collateral at broker for:
TBA commitments	260,000
Reverse repurchase agreements	1,451,000
OTC derivatives (A)	590,000
Written options and swaptions, at value (premium received $17,655)	6,431
Reverse repurchase agreements, at value (cost $121,981,945)	121,981,945
Payables and other liabilities:
Reverse repurchase agreements	399,422
When-issued, delayed-delivery, forward and TBA commitments purchased	143,027,514
Sale-buyback financing transactions	9,813,627
Shares of beneficial interest redeemed	9,858
Deferred income for sale-buyback financing transactions	811
Due to custodian	2,113
Investment management fees	173,639
Distribution and service fees	52,987
Transfer agent costs	785
Trustees, CCO and deferred compensation fees	1,733
Audit and tax fees	22,739
Custody fees	78,880
Legal fees	4,062
Printing and shareholder reports fees	27,578
Other accrued expenses	4,407
Unrealized depreciation on forward foreign currency contracts	18,996

Total liabilities	278,876,615

Net assets	$290,511,672

Net assets consist of:
Capital stock ($0.01 par value)	$250,757
Additional paid-in capital	277,370,744
Total distributable earnings (accumulated losses)	12,890,171

Net assets	$290,511,672

Net assets by class:
Initial Class	$10,320,536
Service Class	280,191,136

Shares outstanding:
Initial Class	879,833
Service Class	24,195,833

Net asset value and offering price per share:
Initial Class	$11.73
Service Class	11.58

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$4,552,450
Net income from securities lending	4,904

Total investment income	4,557,354

Expenses:
Investment management fees	1,100,192
Distribution and service fees:
Service Class	335,496
Transfer agent costs	2,097
Trustees, CCO and deferred compensation fees	4,344
Audit and tax fees	22,077
Custody fees	52,902
Legal fees	7,400
Printing and shareholder reports fees	19,060
Interest	88,966
Other	10,228

Total expenses	1,642,762

Net investment income (loss)	2,914,592

Net realized gain (loss) on:
Investments	(28,449)
Written options and swaptions	(604,331)
Swap agreements	(1,691,259)
Futures contracts	10,484,771
Forward foreign currency contracts	249,265
Foreign currency transactions	20,213
TBA short commitments	12,018

Net realized gain (loss)	8,442,228

Net change in unrealized appreciation (depreciation) on:
Investments	17,148,762
Written options and swaptions	741,128
Swap agreements	(1,378,174)
Futures contracts	3,248,774
Forward foreign currency contracts	(6,901)
Translation of assets and liabilities denominated in foreign currencies	1,727

Net change in unrealized appreciation (depreciation)	19,755,316

Net realized and change in unrealized gain (loss)	28,197,544

Net increase (decrease) in net assets resulting from operations	$31,112,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,914,592	$5,599,528
Net realized gain (loss)	8,442,228	(6,807,983)
Net change in unrealized appreciation (depreciation)	19,755,316	(13,830,213)

Net increase (decrease) in net assets resulting from operations	31,112,136	(15,038,668)

Distributions to shareholders:
Initial Class	—	(953,798)
Service Class	—	(27,928,743)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(28,882,541)

Capital share transactions:
Proceeds from shares sold:
Initial Class	735,033	1,541,154
Service Class	7,077,367	10,849,069

	7,812,400	12,390,223

Dividends and/or distributions reinvested:
Initial Class	—	953,798
Service Class	—	27,928,743

	—	28,882,541

Cost of shares redeemed:
Initial Class	(1,298,787)	(1,231,464)
Service Class	(17,470,692)	(45,719,063)

	(18,769,479)	(46,950,527)

Net increase (decrease) in net assets resulting from capital share transactions	(10,957,079)	(5,677,763)

Net increase (decrease) in net assets	20,155,057	(49,598,972)

Net assets:
Beginning of period/year	270,356,615	319,955,587

End of period/year	$290,511,672	$270,356,615

Capital share transactions - shares:
Shares issued:
Initial Class	68,348	138,134
Service Class	647,134	947,745

	715,482	1,085,879

Shares reinvested:
Initial Class	—	85,313
Service Class	—	2,525,203

	—	2,610,516

Shares redeemed:
Initial Class	(115,634)	(107,453)
Service Class	(1,580,504)	(4,000,467)

	(1,696,138)	(4,107,920)

Net increase (decrease) in shares outstanding:
Initial Class	(47,286)	115,994
Service Class	(933,370)	(527,519)

	(980,656)	(411,525)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CASH FLOWS

For the period ended June 30, 2019

(unaudited)

Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$31,112,136

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(383,132,209)
Proceeds of long-term investments	345,387,175
Purchases to cover securities sold short	(76,570,791)
Proceeds from securities sold short	76,582,809
Net purchases/proceeds of short-term investments	(25,948,611)
Net change in unrealized appreciation (depreciation)	(19,755,316)
Net realized gain (loss)	(8,442,228)
Net amortization (accretion) of discount and premium	(216,640)
(Increase) decrease in receivables for investments sold	(61,215,969)
(Increase) decrease in receivables for interest	(62,883)
(Increase) decrease in receivable for tax reclaim	(1,571)
(Increase) decrease in receivables for net income from securities lending	127
(Increase) decrease in prepaid expenses	(1,056)
Increase (decrease) in payables for investments purchased	89,580,214
Increase (decrease) in dividends and interest payable	(15,108)
Increase (decrease) in accrued liabilities	(29,080)
Increase (decrease) in collateral for securities on loan	(244,945)
Net cash provided by (used for) swap agreement transactions	(4,708,180)
Net cash provided by (used for) written options and swaptions transactions	(1,550,911)
Net cash provided by (used for) in futures contracts transactions	13,725,145
Net cash provided by (used for) in forward foreign currency contracts	256,166
Net cash provided by (used for) foreign currency transactions	23,667

Net cash provided by (used for) operating activities	(25,228,059)

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	(1,055,939)
Increase (decrease) in payable reverse repurchase agreements	29,287,715
Proceeds from shares sold, net of receivable for shares sold	7,799,965
Payment of shares redeemed, net of payable for shares redeemed	(18,841,789)
Proceeds from Sale-buyback financing transactions	366,443,696
Payments from Sale-buyback financing transactions	(357,331,451)

Net cash provided by (used for) financing activities	26,302,197

Net increase (decrease) in cash and foreign currencies	1,074,138

Cash and foreign currencies, at beginning of period (A)	$3,544,178

Cash and foreign currencies, at end of period (A)	$4,618,316

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$73,858

(A)	For the period ended June 30, 2019, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash collateral pledged at broker:
Centrally cleared swap agreements	$622,000	$824,000
OTC derivatives	—	679
Futures contracts	3,828,000	5,836,000
Foreign currency, at value	604,178	258,637

Total assets	5,054,178	6,919,316

Liabilities:
Cash collateral received at broker:
Reverse repurchase agreements	1,240,000	1,451,000
OTC derivatives	—	590,000
TBA Commitments	270,000	260,000

Total liabilities	1,510,000	2,301,000

Net cash per statement of assets and liabilities	$3,544,178	$4,618,316

Total cash and foreign currencies per statement of cash flows	$3,544,178	$4,618,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.49		$12.21		$11.56		$11.05		$11.55	$10.97

Investment operations:
Net investment income (loss) (A)	0.13		0.25		0.18		0.12	(B)	0.06	0.05
Net realized and unrealized gain (loss)	1.11		(0.78)		1.03		0.46		(0.26)	0.92

Total investment operations	1.24		(0.53)		1.21		0.58		(0.20)	0.97

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)		(0.18)		(0.07)		(0.05)	(0.16)
Net realized gains	—		(0.76)		(0.38)		—		(0.25)	(0.23)

Total dividends and/or distributions to shareholders	—		(1.19)		(0.56)		(0.07)		(0.30)	(0.39)

Net asset value, end of period/year	$11.73		$10.49		$12.21		$11.56		$11.05	$11.55

Total return	11.82	%(C)	(4.92)%		10.70%		5.22%		(1.77)%	8.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,321		$9,729		$9,908		$9,469		$9,739	$10,581
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(D)(E)	0.97	%(E)	0.95	%(E)	0.88%		0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.94	%(D)(E)	0.97	%(E)	0.95	%(E)	0.88	%(B)	0.90%	0.92%
Net investment income (loss) to average net assets	2.36	%(D)	2.11%		1.53%		1.08	%(B)	0.53%	0.48%
Portfolio turnover rate	32	%(C)(F)	40	%(F)	43	%(F)	58	%(F)	53%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.37		$12.08		$11.45		$10.95		$11.47	$10.90

Investment operations:
Net investment income (loss) (A)	0.11		0.21		0.15		0.09	(B)	0.03	0.03
Net realized and unrealized gain (loss)	1.10		(0.76)		1.02		0.46		(0.27)	0.91

Total investment operations	1.21		(0.55)		1.17		0.55		(0.24)	0.94

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)		(0.16)		(0.05)		(0.03)	(0.14)
Net realized gains	—		(0.76)		(0.38)		—		(0.25)	(0.23)

Total dividends and/or distributions to shareholders	—		(1.16)		(0.54)		(0.05)		(0.28)	(0.37)

Net asset value, end of period/year	$11.58		$10.37		$12.08		$11.45		$10.95	$11.47

Total return	11.67	%(C)	(5.15)%		10.39%		4.98%		(2.08)%	8.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$280,191		$260,628		$310,048		$300,011		$241,777	$144,469
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(D)(E)	1.22	%(E)	1.20	%(E)	1.13%		1.14%	1.14%
Including waiver and/or reimbursement and recapture	1.19	%(D)(E)	1.22	%(E)	1.20	%(E)	1.13	%(B)	1.15%	1.18%
Net investment income (loss) to average net assets	2.08	%(D)	1.85%		1.28%		0.83	%(B)	0.30%	0.23%
Portfolio turnover rate	32	%(C)(F)	40	%(F)	43	%(F)	58	%(F)	53%	31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 108,784,974	181	2.59%

Open reverse repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2019, the Portfolio earned price drop fee income of $2,299. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 7,190,346	173	2.47%

Open sale-buyback financing transactions at June 30, 2019, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$853,791	$—	$—	$—	$853,791
U.S. Government Obligations	94,297	—	—	—	94,297
Total Securities Lending Transactions	$948,088	$—	$—	$—	$948,088
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$94,608,995	$28,823,950	$—	$123,432,945
Cash	(1,451,000)	—	—	—	(1,451,000)
Total Reverse Repurchase Agreements	$(1,451,000)	$94,608,995	$28,823,950	$—	$121,981,945
Sale Buy-back Transactions
U.S. Government Obligations	$—	$9,813,627	$—	$—	$9,813,627
Total Borrowings	$(502,912)	$104,422,622	$28,823,950	$—	$132,743,660

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2019, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$864	$—	$2,306,800	$—	$—	$2,307,664
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	214,186	—	—	—	—	214,186
OTC Swaps:
OTC swap agreements, at value	—	—	617,074	28,940	—	646,014
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	223,207	—	1,836,554	—	—	2,059,761
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	49,895	—	—	—	49,895
Total	$438,257	$49,895	$4,760,428	$28,940	$—	$5,277,520

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(4,469)	$—	$—	$(1,962)	$—	$(6,431)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(6,624,006)	—	—	(321,024)	—	(6,945,030)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(1,545,891)	—	—	—	—	(1,545,891)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(18,996)	—	—	—	(18,996)
Total	$(8,174,366)	$(18,996)	$—	$(322,986)	$—	$(8,516,348)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$648,363	$—	$(2,344,286)	$—	$—	$(1,695,923)
Written options and swaptions	(617,307)	—	—	12,976	—	(604,331)
Swap agreements	(2,027,858)	—	377,541	(40,942)	—	(1,691,259)
Futures contracts	(1,563,914)	—	12,048,685	—	—	10,484,771
Forward foreign currency contracts	—	249,265	—	—	—	249,265
Total	$(3,560,716)	$249,265	$10,081,940	$(27,966)	$—	$6,742,523

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$(510,765)	$—	$451,088	$—	$—	$(59,677)
Written options and swaptions	725,336	—	—	15,792	—	741,128
Swap agreements	(2,531,898)	—	1,331,651	(177,927)	—	(1,378,174)
Futures contracts	(914,434)	—	4,163,208	—	—	3,248,774
Forward foreign currency contracts	—	(6,901)	—	—	—	(6,901)
Total	$(3,231,761)	$(6,901)	$5,945,947	$(162,135)	$—	$2,545,150

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$ 655,768	$ 1,088,418	$ (757,721)	$ (9,658)	$ 107,021,459	$255,884,874	$(169,722,391)	$ 4,309,576	$ 4,960,378	$ —

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
BNP Paribas	$30,692	$(6,473)	$—	$24,219	$6,473	$(6,473)	$—	$—
Citibank, N.A.	624,194	(2,785)	(590,000)	31,409	2,785	(2,785)	—	—
Credit Suisse Securities (USA) LLC	—	—	—	—	314	—	—	314
Deutsche Bank AG	—	—	—	—	1,460	—	—	1,460
Goldman Sachs Bank	—	—	—	—	121	—	(121)	—
Goldman Sachs International	32,801	—	—	32,801	—	—	—	—
JPMorgan Chase Bank, N.A.	2,634	—	—	2,634	—	—	—	—
Merrill Lynch International	—	—	—	—	73	—	—	73
Standard Chartered Bank	5,588	(5,588)	—	—	9,732	(5,588)	—	4,144
Other Derivatives (C)	4,581,611	—	—	4,581,611	8,495,390	—	—	8,495,390

Total	$5,277,520	$(14,846)	$(590,000)	$4,672,674	$8,516,348	$(14,846)	$(121)	$8,501,381

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $750 million	0.79%
Over $750 million up to $1.5 billion	0.78
Over $1.5 billion	0.75

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2020
Service Class	1.17	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 26,430,638	$ 80,985,399	$ 30,262,713	$ 64,687,287

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 458,146,241	$ 15,811,482	$ (5,978,328)	$ 9,833,154

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,138.40	$4.93	$1,020.20	$4.66	0.93%
Service Class	1,000.00	1,136.80	6.25	1,018.90	5.91	1.18

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	4.52
Duration †	2.54

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	93.3%
U.S. Government Obligations	25.1
Corporate Debt Securities	17.9
U.S. Government Agency Obligations	13.9
Mortgage-Backed Securities	1.9
Foreign Government Obligations	1.9
Asset-Backed Securities	1.9
Exchange-Traded Options Purchased	1.4
Municipal Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.3
Certificates of Deposit	0.1
Loan Assignment	0.1
Net Other Assets (Liabilities) ^	(58.5)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.9%
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2019-FL1, Class A, 1-Month LIBOR + 1.15%, 3.65% (A), 05/15/2037 (B)	$ 300,000	$ 300,749
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.68% (A), 04/25/2026 (B)	143,944	143,954
Baring BDC Static CLO, Ltd. Series 2019-1A, Class A1, 3-Month LIBOR + 1.02%, 3.54% (A), 04/15/2027 (B)	300,000	300,103
Crown Point CLO, Ltd. Series 2018-5A, Class A, 3-Month LIBOR + 0.94%, 3.71% (A), 07/17/2028 (B)	400,000	397,997
CVP Cascade CLO, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.75% (A), 01/16/2026 (B)	450,810	450,867
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.50% (A), 10/15/2027 (B)	500,000	498,937
FFMLT Trust Series 2005-FF2, Class M4, 1-Month LIBOR + 0.89%, 3.29% (A), 03/25/2035	166,955	167,911
Figueroa CLO, Ltd. Series 2013-2A, Class A1RR, 3-Month LIBOR + 0.85%, 3.24% (A), 06/20/2027 (B)	200,000	199,341
Flagship CLO, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 3.45% (A), 01/16/2026 (B)	278,755	278,212
Flagship VII, Ltd. Series 2013-7A, Class A1R, 3-Month LIBOR + 1.12%, 3.71% (A), 01/20/2026 (B)	97,763	97,767
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027 (B)	700,000	697,960
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.69% (A), 10/22/2025 (B)	363,916	363,920
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1, 3.75% (A), 04/25/2059 (B)	294,232	297,462
LoanCore Issuer, Ltd. Series 2019-CRE2, Class A, 1-Month LIBOR + 1.13%, 3.52% (A), 05/09/2036 (B)	300,000	300,751
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.90%, 3.50% (A), 04/15/2028 (B)	600,000	594,941

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Home Equity Loan Trust Series 2005-3, Class M2, 1-Month LIBOR + 0.71%, 3.11% (A), 08/25/2035	$ 30,660	$ 30,750
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 3.40% (A), 10/15/2026 (B)	275,853	274,731
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 3.10% (A), 12/26/2031 (B)	33,951	33,790
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.81% (A), 10/20/2026 (B)	494,801	494,828
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1, 3-Month LIBOR + 0.90%, 3.42% (A), 11/15/2026 (B)	275,446	275,601
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 3.35% (A), 11/25/2065 (B)	175,272	174,942
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.45%, 2.85% (A), 11/25/2037	100,000	97,146
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 3.84% (A), 02/17/2032 (B)	421,004	428,382
Zais CLO, Ltd. Series 2014-1A, Class A1AR, 3-Month LIBOR + 1.15%, 3.75% (A), 04/15/2028 (B)	300,000	299,666

Total Asset-Backed Securities (Cost $7,160,014)		7,200,708

CERTIFICATES OF DEPOSIT - 0.1%
Banks - 0.1%
Barclays Bank PLC 3-Month LIBOR + 0.40%, 2.98% (A), 10/25/2019	300,000	300,000
Lloyds Bank Corporate Markets PLC 3-Month LIBOR + 0.50%, 3.09% (A), 10/26/2020	200,000	200,000

Total Certificates of Deposit (Cost $500,000)		500,000

CORPORATE DEBT SECURITIES - 17.9%
Aerospace & Defense - 0.0% (C)
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	100,000	100,248

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	179,396	179,001
3.25%, 04/15/2030	89,708	88,921
4.00%, 01/15/2027	60,163	62,665

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	$ 194,515	$ 203,949
Norwegian Air Shuttle Pass-Through Trust 4.88%, 11/10/2029 (B)	616,990	595,396
United Airlines Pass-Through Trust
2.88%, 04/07/2030	276,212	273,505
3.10%, 01/07/2030 - 04/07/2030	368,297	364,776

		1,768,213

Auto Components - 0.1%
Aptiv Corp. 4.15%, 03/15/2024	240,000	252,625

Banks - 4.6%
AIB Group PLC 4.75%, 10/12/2023 (B)	200,000	210,256
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	291,141
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,481,754
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	300,000	312,179
Bank of Montreal 1.75%, 06/15/2021 (B)	500,000	497,384
Barclays PLC
3.65%, 03/16/2025	300,000	301,512
4.34%, 01/10/2028	200,000	204,806
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	200,000	206,936
BNP Paribas SA 3.38%, 01/09/2025 (B)	500,000	508,723
BPCE SA 3-Month LIBOR + 1.24%, 3.68% (A), 09/12/2023 (B)	400,000	400,712
Citigroup, Inc. 4.40%, 06/10/2025	750,000	800,434
Dexia Credit Local SA 1.88%, 09/15/2021 (B)	800,000	797,643
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 3.82% (A), 09/12/2026	200,000	200,131
Fixed until 09/28/2026 (D), 5.88% (A)	GBP 200,000	266,582
HSBC USA, Inc.
2.38%, 11/13/2019	$ 120,000	119,967
2.75%, 08/07/2020	500,000	502,522
3-Month LIBOR + 0.61%, 3.15% (A), 11/13/2019	240,000	240,496
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	102,733
3.90%, 07/15/2025	50,000	53,392
3-Month LIBOR + 3.47%, 6.05% (A), 07/30/2019 (D)	200,000	199,892
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	212,489
4.55%, 08/16/2028	600,000	646,366
Manufacturers & Traders Trust Co. 2.25%, 07/25/2019	250,000	249,980

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 3.45% (A), 07/26/2023	$ 200,000	$ 200,307
3-Month LIBOR + 1.88%, 4.40% (A), 03/01/2021	329,000	336,656
Mizuho Financial Group, Inc. 3-Month LIBOR + 1.00%, 3.45% (A), 09/11/2024 (E)	200,000	201,884
National Australia Bank, Ltd. 1.38%, 07/12/2019	1,300,000	1,299,632
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	300,000	307,815
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	320,355
Fixed until 08/15/2021 (D), 8.63% (A)	300,000	323,325
Santander Group Holdings PLC
2.88%, 10/16/2020	490,000	490,804
3.13%, 01/08/2021	60,000	60,276
Santander PLC 2.38%, 03/16/2020	1,000,000	999,869
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (D) (F)	EUR 200,000	278,157
Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020, MTN	$ 500,000	501,875
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	99,566
3-Month LIBOR + 0.80%, 3.40% (A), 10/16/2023	300,000	300,269
UniCredit SpA 7.83%, 12/04/2023 (B)	350,000	397,828
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	50,140
3.00%, 02/19/2025, MTN	100,000	101,685
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	200,000	208,815
Wells Fargo Bank NA 3.55%, 08/14/2023	600,000	626,246
Westpac Banking Corp. 2.25%, 11/09/2020 (B)	1,900,000	1,904,713

		17,818,247

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	200,000	211,123
5.55%, 01/23/2049	100,000	122,551
Bacardi, Ltd. 4.70%, 05/15/2028 (B)	100,000	106,983

		440,657

Biotechnology - 0.1%
Amgen, Inc. 4.40%, 05/01/2045	200,000	212,465

Building Products - 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 06/15/2025	250,000	263,047
Masco Corp. 4.45%, 04/01/2025	10,000	10,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Owens Corning
3.40%, 08/15/2026	$ 200,000	$ 194,784
4.20%, 12/01/2024	10,000	10,390

		478,871

Capital Markets - 1.3%
Brighthouse Holdings LLC 6.50% (G), 07/27/2037 (B) (D)	100,000	93,500
Charles Schwab Corp. Fixed until 12/01/2027 (D), 5.00% (A)	300,000	299,250
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	257,726
4.28%, 01/09/2028 (B)	600,000	633,411
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.86% (A), 02/04/2021	300,000	297,491
4.25%, 10/14/2021	100,000	101,378
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	41,839
3.85%, 07/08/2024, MTN	1,400,000	1,468,762
Intercontinental Exchange, Inc. 2.75%, 12/01/2020	30,000	30,177
Lazard Group LLC 3.75%, 02/13/2025	19,000	19,748
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	200,000	208,505
4.00%, 07/23/2025, MTN	40,000	42,844
5.50%, 07/24/2020, MTN	1,200,000	1,238,685
S&P Global, Inc. 4.40%, 02/15/2026	30,000	33,058
UBS Group Funding Switzerland AG 4.13%, 09/24/2025 (B)	400,000	426,907

		5,193,281

Chemicals - 0.2%
International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	200,000	202,025
Sasol Financing LLC 5.88%, 03/27/2024	300,000	325,094
Syngenta Finance NV 5.18%, 04/24/2028 (B)	200,000	208,061

		735,180

Commercial Services & Supplies - 0.1%
ERAC Finance LLC
4.50%, 02/15/2045 (B)	9,000	9,508
7.00%, 10/15/2037 (B)	100,000	136,585
RELX Capital, Inc. 4.00%, 03/18/2029	200,000	211,679

		357,772

Consumer Finance - 0.5%
American Express Credit Corp. 3-Month LIBOR + 0.49%, 3.01% (A), 08/15/2019, MTN	400,000	400,277
Daimler Finance North America LLC 1.50%, 07/05/2019 (B)	700,000	699,923
Discover Financial Services 4.50%, 01/30/2026	100,000	107,386

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.27% (A), 09/24/2020, MTN	$ 300,000	$ 299,717
5.75%, 02/01/2021	200,000	208,196
Nissan Motor Acceptance Corp. 2.55%, 03/08/2021 (B)	100,000	99,692
Synchrony Financial 2.70%, 02/03/2020	9,000	9,001

		1,824,192

Diversified Consumer Services - 0.1%
Nationwide Building Society 3.90%, 07/21/2025 (B)	300,000	315,702

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 10/01/2025	700,000	738,124
Helios Leasing I LLC 1.56%, 09/28/2024	46,189	45,482
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (B)	300,000	300,016
ORIX Corp. 3.25%, 12/04/2024	300,000	309,528
Protective Life Global Funding 2.70%, 11/25/2020 (B)	510,000	512,924
Tagua Leasing LLC 1.58%, 11/16/2024	48,365	47,673
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048	200,000	182,504

		2,136,251

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.26% (A), 06/30/2020	100,000	100,700
3.40%, 05/15/2025	170,000	174,761
3-Month LIBOR + 1.18%, 3.62% (A), 06/12/2024	800,000	810,059
4.35%, 03/01/2029	300,000	323,124
Bell Canada, Inc. 4.30%, 07/29/2049	100,000	107,765
Verizon Communications, Inc.
3.38%, 02/15/2025	93,000	97,072
4.02%, 12/03/2029 (B)	610,000	660,472
4.52%, 09/15/2048	90,000	100,838

		2,374,791

Electric Utilities - 1.0%
AEP Texas, Inc. 3.95%, 06/01/2028	300,000	320,650
Appalachian Power Co. 3.40%, 06/01/2025	370,000	383,680
Avangrid, Inc. 3.80%, 06/01/2029	300,000	313,959
Entergy LLC 2.85%, 06/01/2028	700,000	700,517
IPALCO Enterprises, Inc. 3.70%, 09/01/2024	200,000	207,031

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. 3.20%, 02/25/2022	$ 200,000	$ 203,817
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	100,000	104,649
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (H)	500,000	480,000
3.50%, 06/15/2025 (H)	10,000	9,625
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	400,000	413,196
Southern California Edison Co. 3.90%, 03/15/2043	100,000	96,589
Southwestern Electric Power Co. 6.20%, 03/15/2040	400,000	513,213

		3,746,926

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 3.25%, 09/08/2024	200,000	198,117

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	255,000	273,540
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (F)	104,337	103,294

		376,834

Entertainment - 0.0% (C)
Netflix, Inc. 5.38%, 11/15/2029 (B)	100,000	106,219

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	104,906
4.30%, 01/15/2026	550,000	589,057
4.50%, 07/30/2029	200,000	220,150
American Tower Corp.
3.38%, 10/15/2026	400,000	406,901
4.00%, 06/01/2025	760,000	801,385
4.40%, 02/15/2026	400,000	432,241
Brixmor Operating Partnership, LP 3-Month LIBOR + 1.05%, 3.63% (A), 02/01/2022	400,000	399,997
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	129,440
5.25%, 01/15/2023	600,000	652,423
Essex Portfolio, LP 4.00%, 03/01/2029	300,000	319,612
Federal Realty Investment Trust 3.63%, 08/01/2046	100,000	96,780
Kilroy Realty, LP 4.38%, 10/01/2025	350,000	373,964
Mid-America Apartments, LP 4.00%, 11/15/2025	350,000	370,456
National Retail Properties, Inc. 4.80%, 10/15/2048	300,000	337,654
Sabra Health Care, LP / Sabra Capital Corp. 4.80%, 06/01/2024	300,000	308,250
VEREIT Operating Partnership, LP 4.63%, 11/01/2025	300,000	323,059

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Welltower, Inc. 4.95%, 09/01/2048	$ 300,000	$ 334,772
WP Carey, Inc. 4.60%, 04/01/2024	300,000	316,699

		6,517,746

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	51,178
4.38%, 06/01/2046	250,000	237,530
4.88%, 02/15/2025 (B)	200,000	206,295

		495,003

Gas Utilities - 0.2%
Piedmont Natural Gas Co., Inc. 3.50%, 06/01/2029	600,000	627,836
Southern California Gas Co. 4.13%, 06/01/2048	300,000	320,828

		948,664

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 3.38%, 05/15/2022	370,000	380,501
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	510,635
3.15%, 04/01/2022	20,000	20,313
3.55%, 04/01/2025	20,000	20,615

		932,064

Health Care Providers & Services - 0.2%
AHS Hospital Corp. 5.02%, 07/01/2045	200,000	251,094
CHRISTUS Health 4.34%, 07/01/2028	200,000	222,230
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	100,000	115,331
HCA, Inc. 5.88%, 03/15/2022	100,000	109,296
Humana, Inc. 4.80%, 03/15/2047	100,000	108,530
Northwell Healthcare, Inc. 3.98%, 11/01/2046	200,000	204,340

		1,010,821

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp. 3.80%, 04/01/2028, MTN	300,000	322,124

Industrial Conglomerates - 0.1%
General Electric Co.
4.63%, 01/07/2021, MTN	100,000	102,915
5.55%, 01/05/2026, MTN	200,000	223,358

		326,273

Insurance - 0.9%
Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	300,000	335,583
First American Financial Corp. 4.60%, 11/15/2024	10,000	10,689
Great-West Lifeco Finance, LP 4.05%, 05/17/2028 (B)	100,000	109,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jackson National Life Global Funding 2.60%, 12/09/2020 (B)	$ 510,000	$ 512,387
MetLife, Inc. 4.05%, 03/01/2045	10,000	10,826
Metropolitan Life Global Funding I 2.00%, 04/14/2020 (B)	150,000	149,710
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	100,000	110,301
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	587,580
Pricoa Global Funding I 2.55%, 11/24/2020 (B)	510,000	511,981
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	299,386
3.00%, 04/18/2026 (B)	200,000	202,781
Reinsurance Group of America, Inc. 3.90%, 05/15/2029	100,000	103,804
RenaissanceRe Holdings, Ltd. 3.60%, 04/15/2029	100,000	102,650
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	400,000	433,112
Travelers Cos., Inc. 3.75%, 05/15/2046	100,000	106,789

		3,587,335

Interactive Media & Services - 0.1%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 3.49% (A), 04/11/2024 (B)	200,000	200,010
3.98%, 04/11/2029 (B)	400,000	417,966

		617,976

IT Services - 0.1%
International Business Machines Corp. 3.30%, 05/15/2026	400,000	414,645

Machinery - 0.2%
Caterpillar Financial Services Corp. 2.85%, 05/17/2024, MTN	400,000	407,855
Wabtec Corp. 4.40%, 03/15/2024	400,000	423,486

		831,341

Marine - 0.1%
AP Moller - Maersk A/S 3.88%, 09/28/2025 (B)	200,000	201,285

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	300,000	311,632
Comcast Corp.
4.40%, 08/15/2035	10,000	11,138
4.75%, 03/01/2044	700,000	816,348
Cox Communications, Inc. 4.60%, 08/15/2047 (B)	10,000	10,132
Discovery Communications LLC 5.00%, 09/20/2037	200,000	208,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sky, Ltd. 3.13%, 11/26/2022 (B)	$ 40,000	$ 41,006

		1,399,170

Multi-Utilities - 0.3%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A)	500,000	517,410
DTE Electric Co. 3.70%, 06/01/2046	600,000	621,967

		1,139,377

Oil, Gas & Consumable Fuels - 1.3%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.75%, 03/01/2027 (B)	200,000	200,000
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	200,000	209,790
BP Capital Markets America, Inc. 3.79%, 02/06/2024	200,000	211,765
Concho Resources, Inc. 3.75%, 10/01/2027	200,000	206,953
Dolphin Energy, Ltd. LLC 5.50%, 12/15/2021 (F)	200,000	211,772
Energy Transfer Operating, LP
4.05%, 03/15/2025	100,000	104,095
4.75%, 01/15/2026	400,000	428,637
7.50%, 07/01/2038	50,000	63,580
Eni SpA 4.75%, 09/12/2028 (B)	200,000	218,830
Enterprise Products Operating LLC 3.70%, 02/15/2026	520,000	550,354
ONEOK, Inc. 4.35%, 03/15/2029	400,000	427,504
Rockies Express Pipeline LLC 4.95%, 07/15/2029 (B)	100,000	103,605
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024	600,000	667,255
Shell International Finance BV 4.00%, 05/10/2046	200,000	220,119
Sinopec Group Overseas Development, Ltd. 4.13%, 09/12/2025 (B)	500,000	533,210
Valero Energy Corp. 4.00%, 04/01/2029	400,000	418,785
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	10,264
3.70%, 03/15/2028 (B)	300,000	300,324

		5,086,842

Paper & Forest Products - 0.1%
Georgia-Pacific LLC 5.40%, 11/01/2020 (B)	220,000	228,657

Pharmaceuticals - 0.4%
Baxalta, Inc. 3.60%, 06/23/2022	3,000	3,079
Bayer Finance II LLC 4.63%, 06/25/2038 (B)	600,000	612,622
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (B)	300,000	311,703
Mylan, Inc. 4.55%, 04/15/2028 (E)	100,000	98,069

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	$ 100,000	$ 100,978
3.20%, 09/23/2026	200,000	201,677
Zoetis, Inc. 3.90%, 08/20/2028	200,000	213,128

		1,541,256

Professional Services - 0.1%
IHS Markit, Ltd. 4.75%, 08/01/2028	200,000	218,484

Road & Rail - 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	200,000	206,000
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	200,000	209,452
Kansas City Southern 4.95%, 08/15/2045	300,000	330,253
Ryder System, Inc. 2.88%, 06/01/2022, MTN	200,000	202,304
Union Pacific Corp. 4.10%, 09/15/2067	100,000	99,988

		1,047,997

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc. 3.13%, 04/15/2021 (B)	300,000	301,943

Software - 0.3%
Microsoft Corp. 4.10%, 02/06/2037	300,000	342,288
Oracle Corp. 2.95%, 05/15/2025	760,000	782,073

		1,124,361

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	100,717
4.85%, 04/01/2024	100,000	103,467

		204,184

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.90%, 09/12/2027	200,000	204,749
3.35%, 02/09/2027	200,000	210,007
4.65%, 02/23/2046	100,000	118,609
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (B)	400,000	493,137

		1,026,502

Tobacco - 0.1%
BAT Capital Corp. 4.39%, 08/15/2037	100,000	94,761
BAT International Finance PLC 3.50%, 06/15/2022 (B)	10,000	10,223
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,382
4.85%, 09/15/2023	100,000	107,430

		222,796

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.0% (C)
GATX Corp. 3.25%, 09/15/2026	$ 150,000	$ 148,062

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	200,000	209,903
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	10,167
3.90%, 03/22/2023 (B)	100,000	104,227

		324,297

Water Utilities - 0.1%
American Water Capital Corp. 3.40%, 03/01/2025	260,000	270,397

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	200,000	207,500
5.15%, 09/20/2029 (B)	200,000	206,000

		413,500

Total Corporate Debt Securities (Cost $66,962,142)		69,339,693

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Canada - 0.3%
Province of Ontario 1.65%, 09/27/2019	600,000	598,979
Province of Quebec 2.50%, 04/20/2026	600,000	612,447

		1,211,426

Indonesia - 0.1%
Indonesia Government International Bond 4.45%, 02/11/2024	500,000	530,930

Japan - 0.7%
Japan Finance Organization for Municipalities 2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,996,379
Tokyo Metropolitan Government 2.00%, 05/17/2021 (B)	900,000	896,326

		2,892,705

Kuwait - 0.1%
Kuwait International Government Bond 3.50%, 03/20/2027 (B)	300,000	319,335

Peru - 0.1%
Peru Government International Bond 5.94%, 02/12/2029 (B)	PEN 600,000	198,396

Qatar - 0.4%
Qatar Government International Bond
2.38%, 06/02/2021 (F)	$ 1,600,000	1,598,182
4.50%, 01/20/2022 (F)	200,000	210,034

		1,808,216

Republic of Korea - 0.1%
Export-Import Bank of Korea 1.93%, 02/24/2020, MTN (F) (I)	CAD 300,000	228,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond 3.13%, 10/11/2027 (B)	$ 300,000	$ 311,199

Total Foreign Government Obligations (Cost $7,387,435)		7,500,265

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, TBD, 10/15/2038 (J) (K) (L)	462,500	455,648

Total Loan Assignment (Cost $455,816)		455,648

MORTGAGE-BACKED SECURITIES - 1.9%
Aggregator of Loans Backed by Assets PLC Series 2015-1, Class A, 1-Month GBP LIBOR + 1.25%, 1.97% (A), 04/24/2049 (F)	GBP 105,220	134,031
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 3.44% (A), 04/15/2036 (B)	$ 300,000	300,281
Bear Stearns Alt-A Trust Series 2005-5, Class 1A1, 1-Month LIBOR + 0.44%, 2.84% (A), 07/25/2035	8,783	8,798
BX Trust Series 2017-APPL, Class A, 1-Month LIBOR + 0.88%, 3.27% (A), 07/15/2034 (B)	849,040	849,030
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	300,000	321,398
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 4.52% (A), 11/25/2034	48,227	49,763
Credit Suisse Mortgage Capital Certificates Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (B)	198,045	199,911
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	600,000	629,313
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 0.95% (A), 12/10/2044 (F)	GBP 67,424	84,808
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.42% (A), 07/19/2035	$ 35,394	33,446
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	400,000	424,402

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust Series 2019-3, Class A11, 1-Month LIBOR + 0.95%, 3.35% (A), 09/25/2049 (B)	$ 559,249	$ 561,194
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (J)	316,908	328,454
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	135,323	142,474
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 3.08% (A), 04/25/2028	133,854	131,084
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	500,000	523,947
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.12% (A), 12/15/2048	715,574	20,036
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.92% (A), 05/25/2035	31,974	32,313
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	400,000	421,891
Southern Pacific Financing PLC Series 2005-B, Class A, 3-Month GBP LIBOR + 0.18%, 0.97% (A), 06/10/2043 (F)	GBP 278,180	351,073
Towd Point Mortgage Funding PLC Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.85% (A), 10/20/2051 (B)	700,000	890,141
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.99% (A), 06/10/2059 (F)	228,068	278,459
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.54% (A), 06/10/2059 (F)	46,418	55,085
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.14% (A), 06/10/2059 (F)	55,259	66,513
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.34% (A), 06/10/2059 (F)	43,470	52,216
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR4, Class A5, 4.27% (A), 04/25/2035	$ 28,208	29,074

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	$ 500,000	$ 528,164

Total Mortgage-Backed Securities (Cost $7,420,265)		7,447,299

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	100,000	144,154
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	100,000	149,416
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	150,000	226,799

		520,369

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds, Series C, 3.86%, 10/01/2029	200,000	218,536

Maryland - 0.0% (C)
County of Baltimore, General Obligation Unlimited, 3.30%, 07/01/2046	100,000	102,008

Michigan - 0.0% (C)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.31%, 06/01/2034	90,000	90,185

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/2062	300,000	358,977

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds, Series 1, 1-Month LIBOR + 0.75%, 3.15% (A), 12/26/2031	44,597	44,674

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	100,000	100,890

Total Municipal Government Obligations (Cost $1,297,884)		1,435,639

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	770,728	815,344

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 1-Month LIBOR + 0.67%, 3.10% (A), 02/25/2023	$ 425,227	$ 425,624
3.34% (A), 04/25/2028	600,000	627,298
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.79% (A), 02/15/2041 - 09/15/2045	847,558	848,449
1-Month LIBOR + 0.35%, 2.86% (A), 01/15/2038	433,937	431,679
3.50%, 01/15/2048	632,293	665,594
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.85% (A), 01/15/2038	433,937	28,362
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 3.50% (A), 09/15/2043	555,811	100,772
Federal National Mortgage Association
3.50%, 06/01/2045	271,535	280,058
3.50%, TBA (M)	12,950,000	13,237,149
3.70%, 09/01/2034	276,329	303,030
4.00%, TBA (M)	23,500,000	24,280,732
4.50%, 03/01/2039 - 02/01/2041	223,553	239,932
4.50%, TBA (M)	8,950,000	9,349,516
5.50%, TBA (M)	300,000	319,978
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 2.95% (A), 02/25/2041	169,494	170,393
1-Month LIBOR + 0.57%, 2.97% (A), 06/25/2041 (N)	0	0
1-Month LIBOR + 0.75%, 3.15% (A), 05/25/2040	590,406	597,542
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	284,837	22,970
Government National Mortgage Association
1-Month LIBOR + 0.80%, 3.27% (A), 06/20/2066	530,119	534,045
1-Month LIBOR + 0.80%, 3.31% (A), 05/20/2066	851,486	857,707

Total U.S. Government Agency Obligations (Cost $53,980,179)		54,136,174

U.S. GOVERNMENT OBLIGATIONS - 25.1%
U.S. Treasury - 23.6%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	417,469
2.88%, 11/15/2046 (O)	1,200,000	1,284,234
3.00%, 05/15/2042	2,500,000	2,737,500
3.00%, 11/15/2044 - 02/15/2049 (O)	3,930,000	4,304,213
3.13%, 11/15/2041 - 08/15/2044 (M) (O)	8,610,000	9,615,161
3.13%, 05/15/2048 (O)	1,520,000	1,705,606
3.38%, 05/15/2044 (O)	1,430,000	1,661,705
4.25%, 05/15/2039 - 11/15/2040 (O)	5,750,000	7,535,510
4.38%, 05/15/2040 - 05/15/2041 (O)	2,010,000	2,683,549
4.50%, 08/15/2039 (O)	9,860,000	13,318,703
6.25%, 05/15/2030 (O)	800,000	1,128,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.63%, 05/31/2023 (O)	$ 330,000	$ 328,698
1.88%, 03/31/2022 - 07/31/2022 (O)	14,000,000	14,059,531
2.00%, 11/30/2022 - 06/30/2024	1,015,000	1,024,877
2.13%, 03/31/2024 (P)	600,000	610,031
2.13%, 05/15/2025	540,000	549,113
2.25%, 02/15/2027 - 11/15/2027 (O)	22,450,000	23,001,824
2.38%, 02/29/2024	560,000	575,772
2.38%, 05/15/2029 (E) (O)	600,000	620,039
2.63%, 02/15/2029 (O)	1,060,000	1,117,803
2.75%, 04/30/2023 - 05/31/2023 (O)	1,900,000	1,971,992
2.88%, 05/15/2028 (O)	1,120,000	1,202,644
3.00%, 09/30/2025 - 10/31/2025	420,000	448,781

		91,903,442

U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	505,765	532,349
1.00%, 02/15/2046 (O)	754,565	790,564
1.00%, 02/15/2048	414,300	435,821
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	315,072	312,601
0.50%, 01/15/2028 (O)	2,578,295	2,620,228
0.75%, 07/15/2028	915,768	954,094

		5,645,657

Total U.S. Government Obligations (Cost $92,342,121)		97,549,099

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Bill
2.10% (Q), 07/23/2019 (E) (R)	932,000	930,712
2.18% (Q), 08/06/2019	17,000	16,962
2.33% (Q), 08/29/2019	226,000	225,124

Total Short-Term U.S. Government Obligations (Cost $1,172,798)		1,172,798

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (Q)	1,297,293	1,297,293

Total Other Investment Company (Cost $1,297,293)		1,297,293

	Principal	Value
REPURCHASE AGREEMENTS - 93.3%
Fixed Income Clearing Corp., 1.45% (Q), dated 06/28/2019, to be repurchased at $9,039,699 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $9,219,922.	$ 9,038,606	9,038,606

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC, 2.46% (Q), dated 07/01/2019, to be repurchased at $115,007,858 on 07/02/2019. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026, and with a value of $119,050,000.

	$ 115,000,000	$ 115,000,000
JPMorgan Securities LLC, 2.80% (Q), dated 06/28/2019, to be repurchased at $150,035,000 on 07/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2045, and with a value of $139,548,000.	150,000,000	150,000,000
RBC Capital Markets LLC, 2.55% (Q), dated 06/28/2019, to be repurchased at $88,818,870 on 07/01/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, and with a vallue of $88,188,000.	88,800,000	88,800,000

Total Repurchase Agreements (Cost $362,838,606)		362,838,606

Total Investments Excluding Purchased Options (Cost $602,814,553)		610,873,222
Total Purchased Options - 1.4% (Cost $5,110,973)		5,321,440

Total Investments (Cost $607,925,526)		616,194,662
Net Other Assets (Liabilities) - (58.5)%		(227,478,732)

Net Assets - 100.0%		$ 388,715,930

REVERSE REPURCHASE AGREEMENTS - (18.4)%
Bank of Nova Scotia, 2.54% (Q), dated 04/04/2019, to be repurchased at $(3,310,408) on 07/02/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.25%, due 05/15/2039 - 05/15/2048, and with a total value of $(2,798,467)	(3,289,750)	(3,289,750)
Bank of Nova Scotia, 2.55% (Q), dated 04/09/2019, to be repurchased at $(19,106,834) on 07/09/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.38%, due 03/31/2022 - 05/15/2047, and with a total value of $(19,724,007).	(18,984,463)	(18,984,463)
Bank of Nova Scotia, 2.55% (Q), dated 05/15/2019, to be repurchased at $(3,003,924) on 07/15/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.25%, due 11/15/2040 - 05/15/2047, and with a total value of $(2,487,526).	(2,991,000)	(2,991,000)
Deutsche Bank Securities, Inc., 2.58% (Q), dated 06/27/2019, to be repurchased at $(1,124,566) on 07/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(1,060,000).	(1,123,600)	(1,123,600)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Deutsche Bank Securities, Inc., 2.61% (Q), dated 06/04/2019, to be repurchased at $(7,646,924) on 07/05/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00%, due 04/30/2022 - 11/15/2044, and with a total value of $(7,460,000).

	$ (7,629,776)	$ (7,629,776)
JPMorgan Securities LLC, 2.45% (Q), dated 06/10/2019, to be repurchased at $(934,780) on 07/10/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2049, and with a value of $(850,000).	(932,875)	(932,875)
Merrill Lynch Pierce Fenner & Smith, 2.58% (Q), dated 06/12/2019, to be repurchased at $(674,146) on 07/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 08/15/2048, and with a value of $(620,000).	(672,700)	(672,700)
Merrill Lynch Pierce Fenner & Smith, 2.75% (Q), dated 06/18/2019, to be repurchased at $(261,529) on 07/02/2019. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $(200,000).	(261,250)	(261,250)
RBS Securities, Inc., 2.61% (Q), dated 04/30/2019, to be repurchased at $(2,508,002) on 07/22/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(2,400,000).	(2,493,000)	(2,493,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 2.61% (Q), dated 06/05/2019, to be repurchased at $(11,391,953) on 08/02/2019. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 03/31/2022 - 08/15/2039, and with a total value of $(9,513,061).

	$ (11,344,250)	$ (11,344,250)
Royal Bank of Canada, 2.80% (Q), dated 06/24/2019, to be repurchased at $(5,183,513) on 07/08/2019. Collateralized by U.S. Government Obligations, 2.88% - 4.50%, due 05/15/2028 - 05/15/2048, and with a total value of $(4,325,939).	(5,177,875)	(5,177,875)
Wood Gundy, Inc., 2.60% (Q), dated 05/30/2019, to be repurchased at $(8,122,815) on 07/08/2019. Collateralized by U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(8,292,165).	(8,100,000)	(8,100,000)
Wood Gundy, Inc., 2.60% (Q), dated 04/18/2019, to be repurchased at $(8,384,497) on 07/17/2019. Collateralized by U.S. Government Obligations, 3.00% - 4.50, due 08/15/2039 - 05/15/2042, and Cash with a total value of $(7,317,835).	(8,330,350)	(8,330,350)

Total Reverse Repurchase Agreements		$ (71,330,889)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,500.00	06/19/2020	USD	247,696,192	842	$ 5,110,973	$ 5,321,440

EXCHANGE-TRADED OPTIONS WRITTEN:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	129.00	07/26/2019	USD	383,910	3	$(700)	$(797)
Put - 10-Year U.S. Treasury Note Futures	USD	126.50	07/26/2019	USD	383,910	3	(746)	(422)

Total							$(1,446)	$(1,219)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 32	MLI	Pay	0.85%	07/17/2019	USD	600,000	$(570)	$(49)
Put - North America Investment Grade Index - Series 32	BNP	Pay	1.00	08/21/2019	USD	600,000	(540)	(76)
Put - North America Investment Grade Index - Series 32	MLI	Pay	1.00	09/18/2019	USD	1,100,000	(1,034)	(277)
Put - North America Investment Grade Index - Series 32	DUB	Pay	1.00	09/18/2019	USD	3,400,000	(5,100)	(856)
Put - North America Investment Grade Index - Series 32	CSS	Pay	0.90	08/21/2019	USD	1,000,000	(1,170)	(185)

Total							$(8,414)	$(1,443)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(9,860)	$(2,662)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	1,100,000	$(34,287)	$(45,469)	$11,182
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	(185,130)	(75,302)	(109,828)

Total						$(219,417)	$(120,771)	$(98,646)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.25%	Semi-Annually/Quarterly	12/16/2022	USD	200,000	$3,445	$1,055	$2,390
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	12,400,000	(325,784)	—	(325,784)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	06/19/2024	USD	3,000,000	(177,535)	(106,744)	(70,791)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	06/19/2029	USD	36,900,000	(3,485,124)	(1,790,735)	(1,694,389)
3-Month USD-LIBOR	Receive	3.22	Semi-Annually/Quarterly	11/15/2028	USD	600,000	66,638	—	66,638
6-Month EUR-EURIBOR	Receive	0.50	Annually/Semi-Annually	12/18/2029	EUR	1,400,000	42,683	26,443	16,240
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	(156,702)	23,457	(180,159)

Total							$(4,032,379)	$(1,846,524)	$(2,185,855)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$10,449	$(38,289)	$48,738
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	6,135	(35,267)	41,402

Total							$16,584	$(73,556)	$90,140

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (V)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD	3,186,410	536	$14,553	$—	$14,553
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	53,408,302	9,331	2,421,910	—	2,421,910

Total								$2,436,463	$—	$2,436,463

Value
OTC Swap Agreements, at value (Assets)	$ 2,453,047

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	83	09/16/2019	$20,319,523	$20,333,962	$14,439	$—
2-Year U.S. Treasury Note	Long	157	09/30/2019	33,566,305	33,783,211	216,906	—
5-Year U.S. Treasury Note	Short	(320)	09/30/2019	(37,326,458)	(37,810,000)	—	(483,542)
10-Year U.S. Treasury Note	Long	33	09/19/2019	4,215,279	4,222,969	7,690	—
30-Year U.S. Treasury Bond	Short	(97)	09/19/2019	(14,530,794)	(15,092,594)	—	(561,800)
E-Mini Russell 2000® Index	Long	250	09/20/2019	19,186,575	19,588,750	402,175	—
Euro OAT	Short	(10)	09/06/2019	(1,836,521)	(1,874,737)	—	(38,216)
S&P 500® E-Mini Index	Long	1,579	09/20/2019	228,851,616	232,444,590	3,592,974	—
U.S. Treasury Ultra Bond	Short	(4)	09/19/2019	(698,971)	(710,250)	—	(11,279)

Total						$4,234,184	$(1,094,837)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/02/2019	EUR	285,000	USD	319,513	$4,616	$—
BNP	07/02/2019	GBP	1,277,000	USD	1,619,689	2,204	—
BNP	08/02/2019	USD	1,622,169	GBP	1,277,000	—	(2,227)
BNP	08/15/2019	USD	104,697	JPY	11,400,000	—	(1,409)
BNP	08/15/2019	RUB	35,153,542	USD	538,369	13,823	—
CITI	07/02/2019	USD	214,272	CAD	289,000	—	(6,425)
CITI	07/02/2019	USD	632,129	GBP	499,000	—	(1,641)
CITI	07/24/2019	USD	114,296	COP	364,033,000	1,224	—
CITI	07/24/2019	COP	364,033,000	USD	107,579	5,493	—
CITI	10/15/2019	COP	364,033,000	USD	113,768	—	(1,211)
JPM	07/01/2019	USD	108,412	DKK	715,000	—	(522)
JPM	09/18/2019	INR	8,806,480	USD	124,658	1,649	—
JPM	10/01/2019	USD	109,852	DKK	715,000	75	—
SCB	07/02/2019	USD	1,527,696	GBP	1,207,000	—	(5,291)
SCB	09/18/2019	IDR	1,842,640,000	USD	125,760	3,500	—

Total						$32,584	$(18,726)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$7,200,708	$—	$7,200,708
Certificates of Deposit	—	500,000	—	500,000
Corporate Debt Securities	—	69,339,693	—	69,339,693
Foreign Government Obligations	—	7,500,265	—	7,500,265
Loan Assignment	—	—	455,648	455,648
Mortgage-Backed Securities	—	7,447,299	—	7,447,299
Municipal Government Obligations	—	1,435,639	—	1,435,639
U.S. Government Agency Obligations	—	54,136,174	—	54,136,174
U.S. Government Obligations	—	97,549,099	—	97,549,099
Short-Term U.S. Government Obligations	—	1,172,798	—	1,172,798
Other Investment Company	1,297,293	—	—	1,297,293
Repurchase Agreements	—	362,838,606	—	362,838,606
Exchange-Traded Options Purchased	5,321,440	—	—	5,321,440

Total Investments	$6,618,733	$609,120,281	$455,648	$616,194,662

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$112,766	$—	$112,766
Over-the-Counter Credit Default Swap Agreements	—	16,584	—	16,584
Over-the-Counter Total Return Swap Agreements	—	2,436,463	—	2,436,463
Futures Contracts (Y)	4,234,184	—	—	4,234,184
Forward Foreign Currency Contracts (Y)	—	32,584	—	32,584

Total Other Financial Instruments	$4,234,184	$2,598,397	$—	$6,832,581

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(71,330,889)	$—	$(71,330,889)
Exchange-Traded Options Written	(1,219)	—	—	(1,219)
Over-the-Counter Credit Default Swaptions Written	—	(1,443)	—	(1,443)
Centrally Cleared Credit Default Swap Agreements	—	(219,417)	—	(219,417)
Centrally Cleared Interest Rate Swap Agreements	—	(4,145,145)	—	(4,145,145)
Futures Contracts (Y)	(1,094,837)	—	—	(1,094,837)
Forward Foreign Currency Contracts (Y)	—	(18,726)	—	(18,726)

Total Other Financial Instruments	$(1,096,056)	$(75,715,620)	$—	$(76,811,676)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $35,466,765, representing 9.1% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,271,401. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $3,651,682, representing 0.9% of the Portfolio’s net assets.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2019, the total value of such securities is $489,625, representing 0.1% of the Portfolio’s net assets.
(I)	Restricted security. At June 30, 2019, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Foreign Government Obligations	Export-Import Bank of Korea 1.93%, 02/24/2020, MTN	02/16/2017	$229,683	$228,058	0.1%

(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the total value of securities is $784,102, representing 0.2% of the Portfolio’s net assets.
(K)	All or a portion of the security represents an unsettled loan commitment at June 30, 2019 where the rate will be determined at time of settlement.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Rounds to less than $1 or $(1).
(O)	Securities are subject to sale-buyback transactions.
(P)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $610,031.
(Q)	Rates disclosed reflect the yields at June 30, 2019.
(R)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $569,141.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $245,086,920) (including securities loaned of $1,271,401)	$253,356,056
Repurchase agreement, at value (cost $362,838,606)	362,838,606
Cash collateral pledged at broker for:
Centrally cleared swap agreements	807,000
Futures contracts	10,946,000
OTC swap agreements, at value	2,453,047
Foreign currency, at value (cost $121,471)	113,696
Receivables and other assets:
Investments sold	12,433
When-issued, delayed-delivery, forward and TBA commitments sold	66,669,935
Net income from securities lending	539
Shares of beneficial interest sold	117
Interest	1,655,641
Tax reclaims	669
Variation margin receivable on centrally cleared swap agreements	89,089
Variation margin receivable on futures contracts	1,460,937
Unrealized appreciation on forward foreign currency contracts	32,584
Prepaid expenses	1,352

Total assets	700,437,701

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,297,293
Cash collateral at broker for:
Reverse repurchase agreements	550,000
OTC derivatives (A)	1,990,000
Written options and swaptions, at value (premium received $9,860)	2,662
Reverse repurchase agreements, at value (cost $71,330,889)	71,330,889
Payables and other liabilities:
Investments purchased	108,091,733
Reverse repurchase agreements	248,119
When-issued, delayed-delivery, forward and TBA commitments purchased	120,495,457
Sale-buyback financing transactions	6,908,267
Shares of beneficial interest redeemed	312,040
Deferred income for sale-buyback financing transactions	968
Due to custodian	1,207
Investment management fees	239,676
Distribution and service fees	70,985
Transfer agent costs	1,082
Trustees, CCO and deferred compensation fees	2,282
Audit and tax fees	23,048
Custody fees	82,595
Legal fees	5,502
Printing and shareholder reports fees	43,242
Other accrued expenses	5,998
Unrealized depreciation on forward foreign currency contracts	18,726

Total liabilities	311,721,771

Net assets	$388,715,930

Net assets consist of:
Capital stock ($0.01 par value)	$336,447
Additional paid-in capital	366,567,105
Total distributable earnings (accumulated losses)	21,812,378

Net assets	$388,715,930

Net assets by class:
Initial Class	$12,689,001
Service Class	376,026,929

Shares outstanding:
Initial Class	1,078,996
Service Class	32,565,718

Net asset value and offering price per share:
Initial Class	$11.76
Service Class	11.55

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$5,303,553
Net income from securities lending	5,343

Total investment income	5,308,896

Expenses:
Investment management fees	1,519,484
Distribution and service fees:
Service Class	450,019
Transfer agent costs	2,826
Trustees, CCO and deferred compensation fees	5,789
Audit and tax fees	22,252
Custody fees	52,403
Legal fees	9,953
Printing and shareholder reports fees	26,132
Interest	71,578
Other	12,615

Total expenses	2,173,051

Net investment income (loss)	3,135,845

Net realized gain (loss) on:
Investments	(4,138,563)
Written options and swaptions	(378,517)
Swap agreements	368,906
Futures contracts	25,626,258
Forward foreign currency contracts	158,604
Foreign currency transactions	11,094

Net realized gain (loss)	21,647,782

Net change in unrealized appreciation (depreciation) on:
Investments	11,358,060
Written options and swaptions	467,101
Swap agreements	3,605,382
Futures contracts	7,702,323
Forward foreign currency contracts	(16,305)
Translation of assets and liabilities denominated in foreign currencies	622

Net change in unrealized appreciation (depreciation)	23,117,183

Net realized and change in unrealized gain (loss)	44,764,965

Net increase (decrease) in net assets resulting from operations	$47,900,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$3,135,845	$5,113,826
Net realized gain (loss)	21,647,782	(18,341,914)
Net change in unrealized appreciation (depreciation)	23,117,183	(16,667,382)

Net increase (decrease) in net assets resulting from operations	47,900,810	(29,895,470)

Distributions to shareholders:
Initial Class	—	(1,700,716)
Service Class	—	(51,119,156)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(52,819,872)

Capital share transactions:
Proceeds from shares sold:
Initial Class	324,162	662,659
Service Class	2,263,868	5,773,819

	2,588,030	6,436,478

Dividends and/or distributions reinvested:
Initial Class	—	1,700,716
Service Class	—	51,119,156

	—	52,819,872

Cost of shares redeemed:
Initial Class	(843,570)	(1,638,938)
Service Class	(18,406,118)	(43,112,530)

	(19,249,688)	(44,751,468)

Net increase (decrease) in net assets resulting from capital share transactions	(16,661,658)	14,504,882

Net increase (decrease) in net assets	31,239,152	(68,210,460)

Net assets:
Beginning of period/year	357,476,778	425,687,238

End of period/year	$388,715,930	$357,476,778

Capital share transactions - shares:
Shares issued:
Initial Class	29,190	54,702
Service Class	206,994	469,124

	236,184	523,826

Shares reinvested:
Initial Class	—	149,448
Service Class	—	4,564,210

	—	4,713,658

Shares redeemed:
Initial Class	(74,941)	(137,236)
Service Class	(1,669,285)	(3,645,384)

	(1,744,226)	(3,782,620)

Net increase (decrease) in shares outstanding:
Initial Class	(45,751)	66,914
Service Class	(1,462,291)	1,387,950

	(1,508,042)	1,454,864

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.34		$12.82		$11.57		$11.01		$11.65	$11.45

Investment operations:
Net investment income (loss) (A)	0.11		0.18		0.10		0.04	(B)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.31		(0.98)		1.62		0.52		(0.36)	0.77

Total investment operations	1.42		(0.80)		1.72		0.56		(0.37)	0.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.42)		(0.08)		—		—	(0.21)
Net realized gains	—		(1.26)		(0.39)		—		(0.27)	(0.34)

Total dividends and/or distributions to shareholders	—		(1.68)		(0.47)		—		(0.27)	(0.55)

Net asset value, end of period/year	$11.76		$10.34		$12.82		$11.57		$11.01	$11.65

Total return	13.84	%(C)	(7.49)%		15.13%		5.09%		(3.16)%	6.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,689		$11,629		$13,558		$12,492		$12,715	$14,346
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(D)	0.94%		0.93%		0.90%		0.90%	0.90%
Including waiver and/or reimbursement and recapture	0.93	%(D)	0.94%		0.93%		0.89	%(B)	0.90%	0.95%
Net investment income (loss) to average net assets	1.93	%(D)	1.50%		0.79%		0.33	%(B)	(0.11)%	(0.18)%
Portfolio turnover rate	33	%(C)(E)	35	%(E)	47	%(E)	57	%(E)	49%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.16		$12.63		$11.41		$10.88		$11.55	$11.37

Investment operations:
Net investment income (loss) (A)	0.09		0.15		0.07		0.01	(B)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	1.30		(0.97)		1.59		0.52		(0.36)	0.77

Total investment operations	1.39		(0.82)		1.66		0.53		(0.40)	0.72

Dividends and/or distributions to shareholders:
Net investment income	—		(0.39)		(0.05)		—		—	(0.20)
Net realized gains	—		(1.26)		(0.39)		—		(0.27)	(0.34)

Total dividends and/or distributions to shareholders	—		(1.65)		(0.44)		—		(0.27)	(0.54)

Net asset value, end of period/year	$11.55		$10.16		$12.63		$11.41		$10.88	$11.55

Total return	13.68	%(C)	(7.68)%		14.83%		4.87%		(3.46)%	6.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$376,027		$345,848		$412,129		$366,000		$318,268	$189,137
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(D)	1.19%		1.18%		1.15%		1.15%	1.15%
Including waiver and/or reimbursement and recapture	1.18	%(D)	1.19%		1.18%		1.14	%(B)	1.15%	1.20%
Net investment income (loss) to average net assets	1.68	%(D)	1.25%		0.54%		0.09	%(B)	(0.35)%	(0.43)%
Portfolio turnover rate	33	%(C)(E)	35	%(E)	47	%(E)	57	%(E)	49%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical — Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 51,698,520	181	2.62%

Open reverse repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2019, the Portfolio earned price drop fee income of $7,530. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 5,789,021	165	2.46%

Open sale-buyback financing transactions at June 30, 2019, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$422,964	$—	$—	$—	$422,964
U.S. Government Obligations	874,329	—	—	—	874,329
Total Securities Lending Transactions	$1,297,293	$—	$—	$—	$1,297,293
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$59,436,639	$11,344,250	$—	$70,780,889
Cash	550,000	—	—	—	550,000
Total Reverse Repurchase agreements	$550,000	$59,436,639	$11,344,250	$—	$71,330,889
Sale Buy-back Transactions
U.S. Government Obligations	$—	$6,908,267	$—	$—	$6,908,267
Total Borrowings	$1,847,293	$66,344,906	$11,344,250	$—	$79,536,449

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Straddle swaptions: The Portfolio may purchase or write straddle swaption agreements which is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2019, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$5,321,440	$—	$—	$5,321,440
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	112,766	—	—	—	—	112,766
OTC Swaps:
OTC swap agreements, at value	—	—	2,436,463	16,584	—	2,453,047
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	239,035	—	3,995,149	—	—	4,234,184
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	32,584	—	—	—	32,584
Total	$351,801	$32,584	$11,753,052	$16,584	$—	$12,154,021

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(1,219)	$—	$—	$(1,443)	$—	$(2,662)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(4,145,145)	—	—	(219,417)	—	(4,364,562)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(1,094,837)	—	—	—	—	(1,094,837)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(18,726)	—	—	—	(18,726)
Total	$(5,241,201)	$(18,726)	$—	$(220,860)	$—	$(5,480,787)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$408,292	$—	$(5,382,104)	$—	$—	$(4,973,812)
Written options and swaptions	(378,517)	—	—	—	—	(378,517)
Swap agreements	(1,676,023)	—	2,069,831	(24,902)	—	368,906
Futures contracts	(1,492,748)	—	27,119,006	—	—	25,626,258
Forward foreign currency contracts	—	158,604	—	—	—	158,604
Total	$(3,138,996)	$158,604	$23,806,733	$(24,902)	$—	$20,801,439

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$(320,003)	$—	$788,921	$—	$—	$468,918
Written options and swaptions	467,101	—	—	—	—	467,101
Swap agreements	(1,633,343)	—	5,357,249	(118,524)	—	3,605,382
Futures contracts	(571,298)	—	8,273,621	—	—	7,702,323
Forward foreign currency contracts	—	(16,305)	—	—	—	(16,305)
Total	$(2,057,543)	$(16,305)	$14,419,791	$(118,524)	$—	$12,227,419

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$ 407,595	$ 2,432,032	$ (470,624)	$ (6,452)	$ 64,678,910	$ 327,945,427	$ (109,280,635)	$ 2,677,406	$ 3,408,316	$ —

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
BNP Paribas	$20,643	$(3,712)	$—	$16,931	$3,712	$(3,712)	$—	$—
Citibank N.A.	2,428,627	(9,277)	(1,990,000)	429,350	9,277	(9,277)	—	—
Credit Suisse Securities (USA) LLC	—	—	—	—	185	—	—	185
Deutsche Bank AG	—	—	—	—	856	—	—	856
Goldman Sachs International	31,137	—	—	31,137	—	—	—	—
JPMorgan Chase Bank, N.A.	1,724	(522)	—	1,202	522	(522)	—	—
Merrill Lynch International	—	—	—	—	326	—	—	326
Standard Chartered Bank	3,500	(3,500)	—	—	5,291	(3,500)	—	1,791
Other Derivatives (C)	9,668,390	—	—	9,668,390	5,460,618	—	—	5,460,618

Total	$12,154,021	$(17,011)	$(1,990,000)	$10,147,010	$5,480,787	$(17,011)	$—	$5,463,776

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.82%
Over $250 million up to $750 million	0.81
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.95%	May 1, 2020
Service Class	1.20	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 11,897,400	$ 55,449,546	$ 17,870,452	$ 44,510,489

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 607,925,526	$ 15,519,893	$ (3,848,252)	$ 11,671,641

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the median for its composite benchmark, each for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,062.10	$3.43	$1,021.50	$3.36	0.67%
Service Class	1,000.00	1,060.90	4.70	1,020.20	4.61	0.92

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	6.27
Duration †	5.03

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	72.1%
AAA	12.2
AA	1.5
A	13.6
BBB	28.1
BB	7.7
B	1.3
CCC and Below	4.1
Not Rated	15.5
Net Other Assets (Liabilities) ^	(56.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.3%
ABFC Trust Series 2004-OPT4, Class A1, 1-Month LIBOR + 0.62%, 3.02% (A), 04/25/2034	$ 151,548	$ 151,776
Adams Mill CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.10%, 3.70% (A), 07/15/2026 (B)	3,468,736	3,469,742
Ally Auto Receivables Trust Series 2018-3, Class A2, 2.72%, 05/17/2021	4,383,284	4,386,286
AmeriCredit Automobile Receivables Trust Series 2018-1, Class A2B, 1-Month LIBOR + 0.23%, 2.61% (A), 07/19/2021	1,577,890	1,577,691
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 1-Month LIBOR + 0.39%, 2.79% (A), 03/25/2036	180,526	180,289
Apex Credit CLO, Ltd. Series 2016-1A, Class ASR, 3-Month LIBOR + 1.05%, 3.63% (A), 10/27/2028 (B)	6,700,000	6,698,740
Apidos CLO XVI Series 2013-16A, Class A1R, 3-Month LIBOR + 0.98%, 3.57% (A), 01/19/2025 (B)	828,158	828,199
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D, 1-Month LIBOR + 0.38%, 2.78% (A), 02/25/2036	2,741,006	2,222,641
Aurium CLO Series 2A, Class AR, 3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 3,600,000	4,096,713
B&M CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 0.73%, 3.33% (A), 04/16/2026 (B)	$ 3,274,136	3,267,738
Barings Euro CLO Series 2016-1A, Class A1R, 3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 6,000,000	6,799,384
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 3.05% (A), 03/25/2035	$ 679,746	683,529
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 3.41% (A), 06/25/2035	241,284	241,562
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.64% (A), 12/25/2036	13,048,666	11,372,652
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.60% (A), 04/25/2037	601,884	876,607

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 3.06% (A), 10/25/2032	$ 6,449	$ 6,474
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 3.38% (A), 06/25/2034	2,144,748	2,176,291
Series 2006-SD3, Class 21A1,
4.37% (A), 07/25/2036	79,467	79,824
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A1AR, 3-Month LIBOR + 0.78%, 3.38% (A), 07/18/2027 (B)	4,500,000	4,486,756
Cent CLO 19, Ltd. Series 2013-19A, Class A1A, 3-Month LIBOR + 1.33%, 3.91% (A), 10/29/2025 (B)	4,359,790	4,364,328
Chase Issuance Trust Series 2017-A1, Class A, 1-Month LIBOR + 0.30%, 2.69% (A), 01/15/2022	7,000,000	7,008,039
Chesapeake Funding II LLC Series 2018-2A, Class A1, 3.23%, 08/15/2030 (B)	7,098,546	7,192,424
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 3.38% (A), 04/15/2027 (B)	8,500,000	8,468,065
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.44% (A), 10/25/2027 (B)	8,200,000	8,150,800
CIT Mortgage Loan Trust Series 2007-1, Class 1A, 1-Month LIBOR + 1.35%, 3.78% (A), 10/25/2037 (B)	4,280,914	4,329,448
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 3.35% (A), 10/25/2034	4,631,000	4,631,005
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 2.56% (A), 12/25/2036 (B)	8,913,166	6,000,284
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.57% (A), 05/25/2037	627,754	624,713
Series 2007-FS1, Class 1A1,
4.60% (A), 10/25/2037 (B)	3,179,863	3,282,029
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 3.45% (A), 08/25/2033	496,976	488,230
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.54% (A), 04/25/2047	3,960,544	3,863,125
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.54% (A), 06/25/2047	10,012,281	8,952,923

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.55% (A), 06/25/2047	$ 2,900,629	$ 2,880,050
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.54% (A), 08/25/2037	4,741,743	4,666,179
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1-Month LIBOR + 0.85%, 3.25% (A), 04/25/2035	96,428	96,550
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.98% (A), 11/25/2034	2,500,000	2,413,574
CWABS, Inc. Asset-Backed Certificates Trust Series 2003-BC1, Class A1, 1-Month LIBOR + 0.80%, 3.20% (A), 03/25/2033	19,569	19,439
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.50% (A), 10/15/2027 (B)	7,100,000	7,084,898
Ford Credit Auto Owner Trust Series 2014-2, Class A, 2.31%, 04/15/2026 (B)	6,820,000	6,814,831
Gallatin CLO IX, Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 3.64% (A), 01/21/2028 (B)	6,700,000	6,682,788
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.72% (A), 12/25/2034	3,279,257	2,615,257
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 3.25% (A), 02/25/2047	856,187	857,251
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.10%, 3.69% (A), 10/22/2025 (B)	5,458,745	5,458,794
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 3.00% (A), 11/25/2032	1,283	1,255
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 3.18% (A), 10/25/2034	3,719,867	3,713,165
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 2.62% (A), 04/25/2037	1,502,937	1,188,101
KVK CLO, Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028 (B)	7,000,000	6,966,778

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ltd. Series 2018-CRE1, Class A, 1-Month LIBOR + 1.13%, 3.52% (A), 05/15/2028 (B)	$ 6,600,000	$ 6,612,336
Master Asset-Backed Securities Trust Series 2007-HE2, Class A1, 1-Month LIBOR + 1.15%, 3.55% (A), 08/25/2037	3,325,712	2,968,494
Monarch Grove CLO Trust Series 2018-1A, Class A1, 3-Month LIBOR + 0.88%, 3.46% (A), 01/25/2028 (B)	5,700,000	5,672,218
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 3.33% (A), 11/25/2034	1,425,111	1,419,404
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 3.17% (A), 07/25/2035	3,327,714	3,344,333
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.65% (A), 03/25/2037	2,844,706	1,552,154
Mountain Hawk III CLO, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.20%, 3.80% (A), 04/18/2025 (B)	3,445,380	3,445,611
Navient Private Education Loan Trust Series 2018-BA, Class A1, 1-Month LIBOR + 0.35%, 2.74% (A), 12/15/2059 (B)	2,416,709	2,415,291
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.70% (A), 07/26/2066 (B)	1,393,475	1,393,178
Series 2018-2A, Class A1,
1-Month LIBOR + 0.24%, 2.64% (A), 03/25/2067 (B)	662,056	661,902
OCP CLO, Ltd. Series 2015-9A, Class A1R, 3-Month LIBOR + 0.80%, 3.40% (A), 07/15/2027 (B)	7,000,000	6,998,698
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 0.85%, 3.45% (A), 07/15/2027 (B)	4,100,000	4,087,737
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (B)	6,700,000	6,794,296
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 2.54% (A), 03/25/2037	5,605,422	4,190,168
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.62% (A), 05/25/2037	8,302,759	5,693,825
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.82% (A), 12/25/2035	7,100,000	7,108,375

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RASC Trust (continued)
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.81% (A), 01/25/2036	$ 1,515,348	$ 1,512,681
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.56% (A), 11/25/2036	1,319,641	1,264,556
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 2.96% (A), 12/15/2025 (B)	5,546,735	5,545,549
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 2.67% (A), 10/25/2024	1,913,520	1,911,893
Sofi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 02/25/2042 (B)	3,808,150	3,811,181
Sofi Professional Loan Program Trust Series 2018-B, Class A1FX, 2.64%, 08/25/2047 (B)	4,758,439	4,769,376
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 3.23% (A), 06/25/2035	102,233	101,764
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.58% (A), 05/25/2036	1,753,587	1,751,475
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 2.51% (A), 02/25/2037	1,235,580	461,949
Structured Asset Investment Loan Trust Series 2005-9, Class M1, 1-Month LIBOR + 0.42%, 2.82% (A), 11/25/2035	6,000,000	5,937,934
TICP CLO I, Ltd. Series 2015-1A, Class AR, 3-Month LIBOR + 0.80%, 3.39% (A), 07/20/2027 (B)	7,100,000	7,072,111
TICP CLO III, Ltd. Series 2018-3R, Class A, 3-Month LIBOR + 0.84%, 3.43% (A), 04/20/2028 (B)	5,500,000	5,472,775
Tralee CLO V, Ltd. Series 2018-5A, Class A1, 3-Month LIBOR + 1.11%, 3.70% (A), 10/20/2028 (B)	7,900,000	7,888,474
Trillium Credit Card Trust II Series 2018-1A, Class A, 1-Month LIBOR + 0.25%, 2.73% (A), 02/27/2023 (B)	11,100,000	11,100,542
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	26,743	27,942
Series 2004-20C, Class 1,
4.34%, 03/01/2024	204,359	211,560
Series 2008-20L, Class 1,
6.22%, 12/01/2028	535,319	589,313

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XII CLO, Ltd. Series 2012-12A, Class ARR, 3-Month LIBOR + 0.80%, 3.32% (A), 02/28/2026 (B)	$ 8,071,714	$ 8,043,140
Venture XVI CLO, Ltd. Series 2014-16A, Class ARR, 3-Month LIBOR + 0.85%, 3.45% (A), 01/15/2028 (B)	7,000,000	6,970,040
Venture XX CLO, Ltd. Series 2015-20A, Class AR, 3-Month LIBOR + 0.82%, 3.42% (A), 04/15/2027 (B)	5,700,000	5,682,792
Voya CLO, Ltd. Series 2014-3A, Class A1R, 3-Month LIBOR + 0.72%, 3.30% (A), 07/25/2026 (B)	5,621,119	5,606,290
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2, 1-Month LIBOR + 0.69%, 3.09% (A), 10/25/2035	1,651,000	1,559,200
WaMu Asset-Backed Certificates Trust Series 2007-HE2, Class 2A3, 1-Month LIBOR + 0.25%, 2.65% (A), 04/25/2037	4,307,442	2,266,630
Westlake Automobile Receivables Trust Series 2018-3A, Class A2A, 2.98%, 01/18/2022 (B)	4,157,292	4,167,816

Total Asset-Backed Securities (Cost $317,243,773)		330,502,220

CERTIFICATE OF DEPOSIT - 0.5%
Banks - 0.5%
Barclays Bank PLC 3-Month LIBOR + 0.40%, 2.98% (A), 10/25/2019	13,500,000	13,500,000

Total Certificate of Deposit (Cost $13,500,000)		13,500,000

CORPORATE DEBT SECURITIES - 43.5%
Aerospace & Defense - 0.3%
United Technologies Corp. 3.65%, 08/16/2023	6,900,000	7,226,310

Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029	4,707,931	4,753,598

Auto Components - 0.0% (D)
ZF North America Capital, Inc. 4.50%, 04/29/2022 (B)	800,000	815,277

Automobiles - 0.1%
Volkswagen International Finance NV 4.00%, 08/12/2020 (B)	1,400,000	1,422,386

Banks - 14.6%
AIB Group PLC 4.75%, 10/12/2023 (B)	6,600,000	6,938,460
Banco Bilbao Vizcaya Argentaria SA Fixed until 02/18/2020 (E), 6.75% (A) (F)	EUR 3,600,000	4,205,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (F) (G) (H)	$ 1,600,000	$ 400,259
4.00%, 01/21/2019, MTN (F) (G) (H)	800,000	200,130
Banco Santander SA 3.85%, 04/12/2023	6,800,000	7,059,078
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	16,197,000	16,494,140
3-Month LIBOR + 1.00%, 3.58% (A), 04/24/2023	8,500,000	8,566,716
4.10%, 07/24/2023	4,100,000	4,375,366
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 3.55% (A), 07/20/2023 (B)	8,000,000	8,061,657
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,384,828
10.18%, 06/12/2021 (B)	5,520,000	6,247,824
Barclays PLC
3-Month LIBOR + 1.63%, 4.21% (A), 01/10/2023	5,200,000	5,210,972
3-Month LIBOR + 2.11%, 4.66% (A), 08/10/2021	5,200,000	5,314,373
Fixed until 09/15/2019 (E), 6.50% (A)	EUR 1,700,000	1,952,401
Fixed until 09/15/2023 (E), 7.75% (A) (I)	$ 6,500,000	6,662,500
Fixed until 09/15/2022 (E), 7.88% (A) (F)	GBP 3,000,000	4,033,676
CitiBank NA 3.05%, 05/01/2020	$ 9,500,000	9,551,427
Citigroup, Inc.
2.70%, 10/27/2022	6,800,000	6,857,460
2.75%, 04/25/2022	8,400,000	8,477,008
2.90%, 12/08/2021	3,700,000	3,738,372
3-Month LIBOR + 1.38%, 3.71% (A), 03/30/2021	1,100,000	1,117,827
3-Month LIBOR + 1.43%, 3.95% (A), 09/01/2023	4,300,000	4,379,293
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 3.02% (A), 04/26/2021	3,700,000	3,711,669
4.38%, 08/04/2025	7,400,000	7,856,510
Fixed until 06/29/2021 (E), 6.63% (A) (F)	EUR 2,000,000	2,515,561
HSBC Holdings PLC
3-Month LIBOR + 0.65%, 3.09% (A), 09/11/2021	$ 6,500,000	6,506,011
Fixed until 07/04/2029 (E), 4.75% (A), MTN (F)	EUR 5,200,000	6,207,739
ING Bank NV 2.63%, 12/05/2022 (B)	$ 3,600,000	3,670,200
ING Groep NV 4.63%, 01/06/2026 (B)	900,000	981,796
JPMorgan Chase & Co.
2.40%, 06/07/2021	7,500,000	7,520,231
2.55%, 10/29/2020	800,000	801,962
3.90%, 07/15/2025	7,100,000	7,581,688
JPMorgan Chase Bank NA Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,296,664
Lloyds Bank PLC 7.50% (J), 04/02/2032, MTN (F)	9,600,000	7,594,223

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.05%, 08/16/2023	$ 5,100,000	$ 5,323,626
Fixed until 06/27/2023 (E), 7.63% (A) (F)	GBP 2,500,000	3,452,675
Mitsubishi UFJ Financial Group, Inc. 3.46%, 03/02/2023	$ 4,900,000	5,037,675
Mizuho Financial Group, Inc. Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,481,818
Natwest Markets PLC 0.63%, 03/02/2022, MTN (F)	EUR 5,800,000	6,622,920
Regions Bank Fixed until 08/13/2020, 3.37% (A), 08/13/2021	$ 6,800,000	6,857,871
Royal Bank of Scotland Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,055,701
3.88%, 09/12/2023	4,200,000	4,309,411
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,207,676
Fixed until 08/15/2021 (E), 8.63% (A)	3,800,000	4,095,450
Santander PLC
2.13%, 11/03/2020	4,160,000	4,139,447
3.75%, 11/15/2021	8,100,000	8,352,236
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.96% (A), 05/17/2021 (B)	6,700,000	6,715,629
3.25%, 05/17/2021 (B)	6,800,000	6,904,720
Societe Generale SA 4.25%, 09/14/2023 (B)	6,500,000	6,839,000
Standard Chartered PLC Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	6,700,000	6,912,528
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/2020	7,100,000	7,105,208
3-Month LIBOR + 0.37%, 2.97% (A), 10/16/2020	7,900,000	7,910,744
Sumitomo Mitsui Financial Group, Inc. 3-Month LIBOR + 1.68%, 4.13% (A), 03/09/2021	6,000,000	6,123,549
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	7,000,000	7,130,285
3.90%, 11/20/2023	7,100,000	7,522,825
Synchrony Bank 3.65%, 05/24/2021	6,900,000	7,014,449
Toronto-Dominion Bank 3.35%, 10/22/2021 (B)	8,100,000	8,338,113
UniCredit SpA
6.57%, 01/14/2022 (B) (I)	7,000,000	7,441,402
7.83%, 12/04/2023 (B)	12,500,000	14,208,125
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,978,315
2.63%, 07/22/2022, MTN	5,400,000	5,438,976
3-Month LIBOR + 1.23%, 3.81% (A), 10/31/2023	2,000,000	2,037,828
Wells Fargo Bank NA
3-Month LIBOR + 0.51%, 3.10% (A), 10/22/2021	5,800,000	5,809,230
3.55%, 08/14/2023	8,000,000	8,349,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo Bank NA (continued)
3.63%, 10/22/2021	$ 4,000,000	$ 4,113,000

		392,304,149

Beverages - 0.5%
Constellation Brands, Inc. 4.25%, 05/01/2023	700,000	744,819
Keurig Dr. Pepper, Inc. 4.06%, 05/25/2023	6,700,000	7,034,176
Molson Coors Brewing Co. 2.10%, 07/15/2021	2,400,000	2,384,006
Pernod Ricard SA 4.45%, 01/15/2022 (B)	4,000,000	4,185,572

		14,348,573

Biotechnology - 0.6%
AbbVie, Inc.
3.38%, 11/14/2021	8,200,000	8,338,964
3.75%, 11/14/2023	2,700,000	2,811,056
Celgene Corp. 2.25%, 08/15/2021	3,800,000	3,787,506

		14,937,526

Capital Markets - 4.6%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.68% (A), 06/12/2024 (B)	6,600,000	6,618,071
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	7,030,397
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,757,909
3.75%, 03/26/2025	6,825,000	7,127,961
3.80%, 06/09/2023	5,600,000	5,807,602
3-Month LIBOR + 2.29%, 4.89% (A), 04/16/2021	5,300,000	5,468,613
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,970,311
3.15%, 01/22/2021	8,200,000	8,138,158
3.30%, 11/16/2022	4,500,000	4,423,559
3.38%, 05/12/2021	6,400,000	6,365,511
3.70%, 05/30/2024	8,200,000	7,970,169
4.25%, 10/14/2021	4,100,000	4,156,483
5.00%, 02/14/2022	5,300,000	5,463,321
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 3.27% (A), 02/23/2023	7,100,000	7,077,138
3-Month LIBOR + 0.78%, 3.36% (A), 10/31/2022	4,900,000	4,902,886
3.75%, 05/22/2025	10,700,000	11,191,929
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,800,000	1,876,543
3-Month LIBOR + 1.18%, 3.77% (A), 01/20/2022	2,700,000	2,728,504
UBS AG 2.45%, 12/01/2020 (B)	4,300,000	4,303,906
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	11,000,000	11,100,632
4.13%, 09/24/2025 (B)	2,200,000	2,347,988

		124,827,591

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.4%
Sasol Financing LLC 5.88%, 03/27/2024	$ 5,300,000	$ 5,743,326
Syngenta Finance NV 4.44%, 04/24/2023 (B)	5,000,000	5,197,651

		10,940,977

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	841,644	807,986
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (K)	3,445,863	862,155
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 07/29/2019 (B) (E)	500,930	4,258

		1,674,399

Consumer Finance - 5.7%
Ally Financial, Inc. 8.00%, 03/15/2020	9,140,000	9,467,121
Altice Financing SA 6.63%, 02/15/2023 (B)	1,000,000	1,025,000
American Express Co.
3.38%, 05/17/2021	6,600,000	6,724,637
3.40%, 02/27/2023 (I)	8,300,000	8,592,360
Capital One Financial Corp.
2.40%, 10/30/2020	6,900,000	6,907,604
3-Month LIBOR + 0.45%, 3.03% (A), 10/30/2020	7,000,000	7,006,746
4.25%, 04/30/2025	6,000,000	6,429,743
Daimler Finance North America LLC
2.25%, 03/02/2020 (B)	1,200,000	1,198,572
3.35%, 05/04/2021 (B)	6,800,000	6,895,659
3.40%, 02/22/2022 (B)	8,000,000	8,162,679
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, 0.05% (A), 12/01/2021, MTN	EUR 800,000	889,227
3.20%, 01/15/2021	$ 6,500,000	6,520,101
3-Month LIBOR + 0.93%, 3.27% (A), 09/24/2020, MTN	14,500,000	14,486,326
5.60%, 01/07/2022	6,500,000	6,880,833
5.75%, 02/01/2021	6,500,000	6,766,362
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.21% (A), 03/26/2022, MTN (F)	EUR 1,900,000	2,128,852
3.20%, 07/13/2020	$ 7,000,000	7,024,766
3-Month LIBOR + 0.85%, 3.44% (A), 04/09/2021	4,100,000	4,098,129
3-Month LIBOR + 0.93%, 3.53% (A), 04/13/2020	8,400,000	8,424,152
4.20%, 11/06/2021	6,400,000	6,589,994
Springleaf Finance Corp. 6.88%, 03/15/2025	5,600,000	6,131,888
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 3.31% (A), 11/13/2020 (B)	6,700,000	6,727,344
4.63%, 11/13/2025 (B)	6,700,000	7,279,742
4.75%, 11/13/2028 (B)	6,700,000	7,290,990

		153,648,827

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (D)
Nationwide Building Society 2.35%, 01/21/2020 (B)	$ 1,300,000	$ 1,298,563

Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	7,500,000	7,566,537
4.13%, 07/03/2023	5,400,000	5,615,781
Aircastle, Ltd. 5.13%, 03/15/2021	2,400,000	2,489,140
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,100,000	1,107,812
4.13%, 08/01/2025 (B)	5,300,000	5,518,990
NTT Finance Corp. 1.90%, 07/21/2021, MTN (F)	3,400,000	3,369,915
Tayarra, Ltd. 3.63%, 02/15/2022	3,301,165	3,364,175
Washington Prime Group, LP 5.95%, 08/15/2024 (I)	22,800,000	21,603,000

		50,635,350

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3-Month LIBOR + 0.65%, 3.25% (A), 01/15/2020 (I)	5,400,000	5,413,354
3-Month LIBOR + 0.75%, 3.27% (A), 06/01/2021	7,900,000	7,939,069
3.40%, 06/15/2022	2,100,000	2,156,029
3-Month LIBOR + 0.95%, 3.55% (A), 07/15/2021	7,000,000	7,061,081
3-Month LIBOR + 1.18%, 3.62% (A), 06/12/2024	6,700,000	6,784,239

		29,353,772

Electric Utilities - 1.9%
Duke Energy Corp. 3.05%, 08/15/2022	7,060,000	7,196,595
Emera Finance, LP 2.70%, 06/15/2021	1,214,000	1,218,150
FirstEnergy Corp. 3.90%, 07/15/2027	3,100,000	3,255,789
Florida Power & Light Co. 3.70%, 12/01/2047	3,000,000	3,127,219
Jersey Central Power & Light Co. 4.70%, 04/01/2024 (B)	4,700,000	5,110,146
Mississippi Power Co. 3-Month LIBOR + 0.65%, 2.96% (A), 03/27/2020	8,100,000	8,101,988
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.84% (A), 09/03/2019	11,100,000	11,103,885
3.20%, 02/25/2022	6,700,000	6,827,854
Progress Energy, Inc. 4.40%, 01/15/2021	4,400,000	4,514,154
Southern Co. 2.75%, 06/15/2020	1,800,000	1,805,587

		52,261,367

Equity Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.30%, 01/15/2026	4,100,000	4,391,154

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp. 3.38%, 05/15/2024	$ 7,800,000	$ 8,023,849
AvalonBay Communities, Inc. 3.45%, 06/01/2025, MTN	5,500,000	5,766,401
CBL & Associates, LP 5.95%, 12/15/2026	7,100,000	4,863,500
Crown Castle International Corp. 5.25%, 01/15/2023	4,000,000	4,349,488
Digital Realty Trust, LP 3.70%, 08/15/2027	1,600,000	1,644,421
HCP, Inc. 4.00%, 12/01/2022	3,000,000	3,140,235
Hospitality Properties Trust 4.25%, 02/15/2021	1,900,000	1,921,142
Unibail-Rodamco SE 1.00%, 03/14/2025, MTN (F)	EUR 4,900,000	5,855,417
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.25%, 10/05/2020 (B)	$ 4,200,000	4,240,134
Welltower, Inc. 4.25%, 04/15/2028	5,900,000	6,309,256

		50,504,997

Food Products - 1.2%
Campbell Soup Co. 3.30%, 03/15/2021	2,900,000	2,937,264
Conagra Brands, Inc. 3.80%, 10/22/2021	2,761,000	2,837,922
Kraft Heinz Foods Co. 3.38%, 06/15/2021	8,000,000	8,133,534
Mondelez International Holdings BV 2.00%, 10/28/2021 (B)	2,600,000	2,576,087
Mondelez International, Inc. 3.63%, 05/07/2023 (I)	6,800,000	7,131,166
Tyson Foods, Inc. 3-Month LIBOR + 0.45%, 2.97% (A), 08/21/2020	8,800,000	8,797,976

		32,413,949

Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 3.55%, 04/01/2023	6,900,000	7,109,258

Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc. 2.70%, 04/01/2020	2,000,000	2,002,491

Health Care Providers & Services - 0.9%
Centene Corp. 5.38%, 06/01/2026 (B)	700,000	735,875
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,120,695
3.13%, 03/09/2020	7,000,000	7,026,780
3.50%, 07/20/2022	1,500,000	1,541,516
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,710,750
5.88%, 02/01/2029	100,000	109,625
6.50%, 02/15/2020	1,100,000	1,125,317

		24,370,558

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc. 4.15%, 12/01/2023	$ 7,000,000	$ 7,420,251
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	4,000,000	4,290,000
McDonald’s Corp. 3-Month LIBOR + 0.43%, 3.01% (A), 10/28/2021, MTN	6,600,000	6,604,012
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B)	6,200,000	6,403,360

		24,717,623

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/2022 (B)	5,400,000	5,394,905

Industrial Conglomerates - 0.2%
General Electric Co.
0.38%, 05/17/2022	EUR 1,800,000	2,055,875
2.20%, 01/09/2020, MTN	$ 400,000	398,924
4.65%, 10/17/2021, MTN	2,300,000	2,396,370

		4,851,169

Insurance - 0.8%
Allstate Corp. 3-Month LIBOR + 0.63%, 2.96% (A), 03/29/2023	5,600,000	5,584,374
Ambac LSNI LLC 3-Month LIBOR + 5.00%, 7.32% (A), 02/12/2023 (B) (L)	6,055,100	6,153,495
American International Group, Inc. 3.75%, 07/10/2025	2,200,000	2,303,273
Jackson National Life Global Funding 2.38%, 09/15/2022 (B) (L)	6,500,000	6,490,770

		20,531,912

IT Services - 0.2%
DXC Technology Co. 3-Month LIBOR + 0.95%, 3.47% (A), 03/01/2021	5,231,000	5,231,056

Machinery - 0.2%
Wabtec Corp. 3-Month LIBOR + 1.30%, 3.71% (A), 09/15/2021	6,600,000	6,581,105

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3-Month LIBOR + 1.65%, 4.23% (A), 02/01/2024	3,500,000	3,514,390
Discovery Communications LLC 2.80%, 06/15/2020	500,000	501,001
Time Warner Cable LLC 4.00%, 09/01/2021	2,400,000	2,463,386

		6,478,777

Oil, Gas & Consumable Fuels - 0.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	6,100,000	6,128,359

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. 3.79%, 02/06/2024	$ 1,600,000	$ 1,694,120
Enbridge, Inc. 3-Month LIBOR + 0.70%, 3.11% (A), 06/15/2020	5,300,000	5,314,406
Petrobras Global Finance BV 6.00%, 01/27/2028	3,736,000	3,971,368

		17,108,253

Pharmaceuticals - 1.1%
Allergan Funding SCS 3.45%, 03/15/2022	300,000	306,304
Allergan Sales LLC 5.00%, 12/15/2021 (B)	1,200,000	1,254,871
Baxalta, Inc. 2.88%, 06/23/2020	2,456,000	2,463,347
Bayer Finance II LLC
3.50%, 06/25/2021 (B)	2,000,000	2,028,968
3.88%, 12/15/2023 (B)	13,800,000	14,329,952
4.25%, 12/15/2025 (B)	3,800,000	4,020,696
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,300,000	5,291,785
2.40%, 09/23/2021	900,000	898,895

		30,594,818

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	5,959,000	5,974,483
3.63%, 01/15/2024	5,000,000	5,047,352
Broadcom, Inc. 3.13%, 10/15/2022 (B)	5,300,000	5,333,369
Microchip Technology, Inc. 3.92%, 06/01/2021	4,600,000	4,682,551
NXP BV / NXP Funding LLC 4.13%, 06/01/2021 (B)	6,600,000	6,752,460

		27,790,215

Software - 0.3%
VMware, Inc. 2.95%, 08/21/2022	7,100,000	7,157,092

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 5.45%, 06/15/2023 (B)	6,500,000	7,005,646

Tobacco - 0.6%
BAT Capital Corp. 3.56%, 08/15/2027	4,300,000	4,277,378
BAT International Finance PLC 2.75%, 06/15/2020 (B)	5,200,000	5,212,192
Imperial Tobacco Finance PLC 2.95%, 07/21/2020 (B)	6,200,000	6,216,751

		15,706,321

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.88%, 04/01/2021	1,800,000	1,839,010
4.25%, 02/01/2024, MTN	5,000,000	5,274,716
BOC Aviation, Ltd. 4.00%, 01/25/2024, MTN (F)	1,400,000	1,449,727

		8,563,453

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (B)	$ 4,050,000	$ 4,051,053

Total Corporate Debt Securities (Cost $1,149,718,337)		1,168,613,316

FOREIGN GOVERNMENT OBLIGATIONS - 8.2%
Brazil - 4.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2020 - 04/01/2020	BRL 486,300,000	122,280,518

Japan - 1.1%
Japan Bank for International Cooperation 2.88%, 07/21/2027	$ 8,500,000	8,814,126
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,507,145
3.38%, 09/27/2023 (B)	10,500,000	10,947,008

		28,268,279

Kuwait - 0.0% (D)
Kuwait International Government Bond 2.75%, 03/20/2022 (B)	1,300,000	1,317,500

Peru - 0.1%
Corp. Financiera de Desarrollo SA 3.25%, 07/15/2019 (B)	2,100,000	2,095,800

Qatar - 0.6%
Qatar Government International Bond
4.50%, 04/23/2028 (B)	7,300,000	8,163,196
5.10%, 04/23/2048 (B)	6,900,000	8,219,625

		16,382,821

Spain - 1.8%
Spain Government Bond
1.40%, 07/30/2028 (F)	EUR 11,000,000	13,713,057
1.45%, 04/30/2029 (F)	7,400,000	9,268,079
1.85%, 07/30/2035 (F)	4,500,000	5,853,433
0.60%, 10/31/2029, MTN (F)	17,500,000	20,194,399

		49,028,968

Total Foreign Government Obligations (Cost $211,403,438)		219,373,886

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 4.15% (A), 05/30/2025 (L)	$ 4,267,750	4,255,079

Total Loan Assignment (Cost $4,267,750)		4,255,079

MORTGAGE-BACKED SECURITIES - 6.0%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
4.43% (A), 01/25/2036	123,506	116,314

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust (continued)
Series 2005-4, Class 1A1,
3.26% (A), 08/25/2035	$ 91,341	$ 71,833
Series 2005-5, Class 2A1,
4.45% (A), 09/25/2035	76,045	72,831
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	26,221	26,983
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.61% (A), 05/25/2035	151,639	144,664
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 3.17% (A), 11/25/2035	345,436	337,192
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 3.50% (A), 12/25/2035	14,652	13,363
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	4,048,073	3,852,196
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.94% (A), 08/25/2035	4,096,501	2,709,172
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.57% (A), 09/20/2046	2,781,500	2,389,970
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.57% (A), 03/20/2047	2,105,343	1,812,144
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	923,657	633,117
Series 2007-HY4, Class 1A1,
3.94% (A), 06/25/2037	1,266,399	1,091,186
American Home Mortgage Assets Trust Series 2007-1, Class A1, 12-MTA + 0.70%, 3.20% (A), 02/25/2047	3,495,417	2,168,891
Ashford Hospitality Trust Series 2018-AHT1, Class A, 1-Month LIBOR + 1.00%, 3.39% (A), 05/15/2035 (B)	7,500,000	7,504,694
Banc of America Funding Trust
Series 2005-D, Class A1,
4.79% (A), 05/25/2035	2,673,230	2,822,566
Series 2006-D, Class 5A1,
4.36% (A), 05/20/2036	237,452	224,575
Series 2006-J, Class 4A1,
4.65% (A), 01/20/2047	54,406	52,613
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	5,147,945	5,192,923
BCAP LLC Trust Series 2013-RR12, Class 1A3, 1-Month LIBOR + 0.50%, 2.93% (A), 05/26/2035 (B)	51,152	50,862
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
4.47% (A), 10/25/2035	1,889,693	1,808,674
Series 2006-6, Class 31A1,
4.11% (A), 11/25/2036	3,089,930	2,851,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-6, Class 32A1,
3.99% (A), 11/25/2036	$ 575,778	$ 478,973
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.56% (A), 02/25/2034	315,951	320,099
Series 2006-R1, Class 2E21,
4.25% (A), 08/25/2036	501,789	420,181
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.49% (A), 08/25/2033	273,836	277,937
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	23,962	24,932
Series 2003-8, Class 4A1,
4.76% (A), 01/25/2034	68,922	70,852
Series 2003-9, Class 2A1,
4.67% (A), 02/25/2034	45,826	47,247
Series 2004-10, Class 22A1,
4.43% (A), 01/25/2035	68,806	68,469
Series 2006-4, Class 1A1,
4.81% (A), 10/25/2036	154,978	152,148
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.28% (A), 01/26/2036	248,578	219,626
Series 2007-R6, Class 2A1,
3.80% (A), 12/26/2046	192,725	166,128
Business Mortgage Finance 7 PLC Series 7X, Class A1, 3-Month GBP LIBOR + 1.00%, 2.81% (A), 02/15/2041 (F)	GBP 1,895,470	2,374,507
BX Trust Series 2017-SLCT, Class A, 1-Month LIBOR + 0.92%, 3.31% (A), 07/15/2034 (B)	$ 2,463,690	2,463,795
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	27,049	25,631
Series 2004-12, Class 11A1,
3.93% (A), 08/25/2034	26,111	24,835
Series 2005-HY10, Class 5A1,
3.84% (A), 02/20/2036	80,665	69,744
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.70% (A), 04/25/2046	31,233	1,672
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,329,969
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 3.24% (A), 07/15/2032 (B)	6,800,000	6,802,079
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 4.68% (A), 09/25/2035	144,764	148,087
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	91,620	93,720

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1, 4.25% (A), 06/25/2033	$ 182,692	$ 184,002
CSMC Trust Series 2008-3R, Class 1A2, 4.00% (A), 07/26/2037 (B)	860,416	745,271
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	6,500,000	6,982,813
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR1, Class 2A1, 3.50% (A), 08/25/2035	78,248	73,755
Eurosail PLC Series 2007-3X, Class A3C, 3-Month GBP LIBOR + 0.95%, 1.74% (A), 06/13/2045 (F)	GBP 1,772,612	2,228,659
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 4.52% (A), 08/25/2035	$ 24,424	20,293
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	6,000,000	6,065,992
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,493,443
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	2,029,958
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.74% (A), 12/25/2034	238,539	231,570
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	3,116,937	3,124,926
Series 2005-AR6, Class 2A1,
4.50% (A), 09/25/2035	118,764	121,878
Series 2006-AR1, Class 2A1,
4.40% (A), 01/25/2036	2,466	2,500
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A, 1-Month LIBOR + 0.20%, 2.59% (A), 09/19/2046	277,324	254,833
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	8,600,000	8,619,206
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.57% (A), 01/25/2037	5,905,156	5,689,940
Series 2006-R1, Class A3,
3.75% (A), 12/25/2035	3,100,093	2,903,625
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 2.80% (A), 03/25/2036	223,456	42,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-3, Class 4A, 1-Month LIBOR + 0.25%, 2.65% (A), 11/25/2035	$ 4,543	$ 4,490
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,135,160
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,535,052
Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3, 4.30% (A), 10/25/2037	908,419	859,085
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 03/25/2034 (B)	365,820	361,489
RALI Trust
Series 2005-QA13, Class 2A1,
4.83% (A), 12/25/2035	1,762,376	1,609,320
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 3.20% (A), 10/25/2045	198,784	180,310
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.55% (A), 02/25/2047	3,729,996	2,136,207
RBSSP Resecuritization Trust Series 2009-6, Class 2A1, 1-Month LIBOR + 0.15%, 4.56% (A), 01/26/2036 (B)	665,128	669,227
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.95% (A), 01/25/2034 (B)	294,801	286,646
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	150,955	150,888
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.74% (A), 06/25/2035 (B)	307,831	295,106
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.74% (A), 01/25/2036 (B)	2,956,673	2,877,733
Residential Asset Securitization Trust Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,962,249	1,914,087
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	3,622	3,748
Series 2005-SA4, Class 1A21,
4.49% (A), 09/25/2035	386,998	319,622
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 2.59% (A), 06/12/2044 (F)	6,974,863	6,573,167
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.92% (A), 01/20/2035	453,194	454,429
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 3.14% (A), 10/20/2027	10,380	10,060

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.56% (A), 09/25/2034	$ 55,345	$ 56,310
Series 2004-20, Class 3A1,
4.05% (A), 01/25/2035	62,378	62,727
Series 2005-1, Class 1A1,
4.28% (A), 02/25/2035	204,227	207,101
Series 2005-17, Class 3A1,
4.33% (A), 08/25/2035	37,783	38,282
Series 2005-18, Class 3A1,
4.37% (A), 09/25/2035	1,013,046	883,039
Series 2006-8, Class 1A2,
3.87% (A), 09/25/2036	2,941,441	2,282,268
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.64% (A), 07/19/2035	49,466	49,010
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.64% (A), 07/19/2035	31,187	30,720
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.64% (A), 07/19/2035	80,000	79,188
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.68% (A), 02/25/2036	147,944	141,021
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 3.05% (A), 09/19/2032	11,235	11,088
Towd Point Mortgage Funding PLC Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.85% (A), 10/20/2051 (B)	GBP 15,500,000	19,710,276
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.38% (A), 09/25/2033	$ 709,255	728,151
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.69% (A), 10/25/2045	1,960,428	1,956,923
Series 2006-AR10, Class 1A1,
3.85% (A), 09/25/2036	576,693	554,141
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 3.48% (A), 07/25/2046	131,866	127,045
Series 2007-HY1, Class 1A1,
3.90% (A), 02/25/2037	309,131	286,693
Series 2007-HY4, Class 2A2,
3.47% (A), 04/25/2037	2,462,057	2,288,884
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.99% (A), 01/25/2035	59,130	60,974
Series 2005-AR2, Class 1A1,
5.08% (A), 03/25/2035	982,710	1,009,906

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2006-AR8, Class 2A4,
4.86% (A), 04/25/2036	$ 130,429	$ 131,887

Total Mortgage-Backed Securities (Cost $160,383,638)		162,415,153

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds, Series A, 6.95%, 07/01/2040	3,000,000	3,137,490

Illinois - 0.1%
State of Illinois, General Obligation Unlimited, 6.63%, 02/01/2035	2,000,000	2,306,860

Kentucky - 0.0% (D)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	502,790
4.40%, 11/01/2020	600,000	615,552

		1,118,342

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	2,160,000	2,179,224

Total Municipal Government Obligations (Cost $8,622,469)		8,741,916

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.4%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/2048	361,704	371,966
4.00%, 08/01/2048	1,819,752	1,885,251
12-Month LIBOR + 1.35%, 4.10% (A), 09/01/2035	39,103	40,400
1-Year CMT + 2.22%, 4.57% (A), 08/01/2023	8,188	8,391
12-Month LIBOR + 1.87%, 4.62% (A), 09/01/2035	313,909	330,173
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.38% (A), 08/25/2022	17,064,571	569,179
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.74% (A), 12/15/2029	16,795	16,814
1-Month LIBOR + 0.40%, 2.79% (A), 06/15/2041	5,065,024	5,066,972
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.70% (A), 10/25/2044	643,141	649,385
12-MTA + 1.40%, 3.90% (A), 07/25/2044	311,979	320,536
6.50%, 07/25/2043	44,503	52,414

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
3.00%, TBA (L)	$ 211,600,000	$ 213,206,842
3.50%, TBA (L)	185,920,000	190,037,272
12-MTA + 1.20%, 3.68% (A), 06/01/2043	75,293	75,757
4.00%, 12/01/2040 - 03/01/2041	310,932	324,300
4.00%, TBA (L)	144,500,000	149,311,454
1-Year CMT + 1.81%, 4.07% (A), 08/01/2035	7,461	7,738
12-Month LIBOR + 1.36%, 4.23% (A), 12/01/2034	4,699	4,866
6-Month LIBOR + 1.38%, 4.26% (A), 08/01/2035	233,531	240,332
1-Year CMT + 2.16%, 4.28% (A), 07/01/2032	3,173	3,228
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	455,831	479,009
6-Month LIBOR + 1.75%, 4.45% (A), 05/01/2035	209,214	217,503
6-Month LIBOR + 1.61%, 4.48% (A), 08/01/2036	46,987	48,645
4.50%, 02/01/2020 - 07/01/2041	46,344	49,709
4.50%, 11/01/2048 (L)	4,610,088	4,843,328
4.50%, TBA (L)	1,100,000	1,149,103
1-Year CMT + 2.18%, 4.53% (A), 10/01/2035	3,825	3,998
1-Year CMT + 2.24%, 4.68% (A), 01/01/2036	2,785,483	2,934,695
1-Year CMT + 2.22%, 4.71% (A), 01/01/2028	14,792	15,499
5.00%, 12/01/2022 - 06/01/2037	196,765	207,077
5.00%, TBA (L)	11,000,000	11,241,914
5.50%, 01/01/2025 - 09/01/2027	89,210	93,361
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.45%, 2.94% (A), 09/25/2046	3,781,768	3,783,051
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.84% (A), 06/20/2061 - 10/20/2066	2,338,749	2,337,771
3.00%, TBA (L)	23,000,000	23,475,187
1-Month LIBOR + 0.58%, 3.05% (A), 06/20/2065	4,637,801	4,630,693
1-Month LIBOR + 0.60%, 3.07% (A), 07/20/2065 - 10/20/2065	36,059,215	36,050,784
1-Month LIBOR + 0.62%, 3.09% (A), 09/20/2065	5,768,685	5,769,135
1-Month LIBOR + 0.60%, 3.11% (A), 04/20/2065	4,826,737	4,823,804
1-Month LIBOR + 0.68%, 3.15% (A), 03/20/2062	105,181	105,254
1-Month LIBOR + 0.70%, 3.21% (A), 10/20/2065	570,973	571,888
1-Month LIBOR + 0.75%, 3.22% (A), 08/20/2067	3,605,213	3,642,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.77%, 3.24% (A), 10/20/2066	$ 7,460,423	$ 7,506,982
1-Month LIBOR + 0.78%, 3.25% (A), 09/20/2066	10,905,119	10,974,965
1-Month LIBOR + 0.80%, 3.27% (A), 06/20/2066	5,654,606	5,696,480
1-Month LIBOR + 0.95%, 3.42% (A), 12/20/2066	2,793,573	2,830,870
3.50%, TBA (L)	70,200,000	72,459,562
12-Month LIBOR + 0.80%, 3.63% (A), 09/20/2067	4,903,911	4,988,291
4.00%, TBA (L)	196,000,000	203,156,881
4.50%, 06/20/2048 (L)	6,689,867	6,996,555
4.50%, 04/20/2049	6,369,083	6,643,655
4.50%, TBA (L)	66,200,000	68,961,136
5.00%, 12/20/2048 - 06/20/2049	30,921,803	32,426,560
5.00%, TBA (L)	45,650,000	47,717,283

Total U.S. Government Agency Obligations (Cost $1,137,437,595)		1,139,356,893

U.S. GOVERNMENT OBLIGATIONS - 29.9%
U.S. Treasury - 21.6%
U.S. Treasury Bond
2.75%, 08/15/2042	9,600,000	10,073,625
2.75%, 11/15/2042 (M)	17,700,000	18,554,578
2.88%, 05/15/2043 - 08/15/2045 (M)	38,300,000	40,944,863
3.00%, 11/15/2044 - 02/15/2048 (M)	74,500,000	81,467,496
3.13%, 02/15/2043	4,500,000	5,017,852
3.13%, 08/15/2044 (M)	54,900,000	61,249,957
3.38%, 05/15/2044 (M)	35,800,000	41,600,719
3.63%, 08/15/2043 - 02/15/2044	24,100,000	29,102,383
3.75%, 11/15/2043 (M)	12,400,000	15,264,594
4.25%, 05/15/2039	2,000,000	2,616,406
4.38%, 11/15/2039 - 05/15/2040 (N)	1,800,000	2,395,093
4.50%, 08/15/2039	3,100,000	4,187,422
4.63%, 02/15/2040	1,100,000	1,510,309
U.S. Treasury Note
1.75%, 09/30/2022 (N) (O) (P)	5,600,000	5,603,937
1.75%, 06/30/2024 (L)	19,600,000	19,591,578
1.88%, 07/31/2022 (M) (O) (P)	32,500,000	32,645,996
1.88%, 08/31/2022 (O)	16,300,000	16,373,223
2.00%, 10/31/2022 (N)	200,000	201,750
2.13%, 09/30/2024 (M) (N)	65,900,000	67,017,211
2.25%, 10/31/2024 (M) (N)	14,500,000	14,838,144
2.25%, 08/15/2027 (M) (N) (O)	81,200,000	83,169,734
2.63%, 02/15/2029 (M)	26,300,000	27,734,172

		581,161,042

U.S. Treasury Inflation-Protected Securities - 8.3%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	13,790,148	13,841,186
0.75%, 02/15/2045 (M)	1,193,104	1,180,183
0.88%, 01/15/2029 - 02/15/2047 (M)	65,626,652	68,704,988
1.00%, 02/15/2048 - 02/15/2049	15,409,861	16,216,738
1.38%, 02/15/2044 (M)	3,287,760	3,730,938
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 (M) (O)	29,721,792	29,488,681
0.38%, 01/15/2027	8,035,860	8,090,737

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 01/15/2026 (M)	$ 12,361,580	$ 12,658,382
0.75%, 07/15/2028 (M)	64,612,520	67,316,654

		221,228,487

Total U.S. Government Obligations (Cost $770,360,193)		802,389,529

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 11.8%
Japan - 11.8%
Japan Treasury Discount Bill 0.00% (Q) (R), 08/13/2019 - 08/26/2019	JPY 34,190,000,000	317,176,885

Total Short-Term Foreign Government Obligations (Cost $311,975,448)		317,176,885

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (Q)	30,558,655	30,558,655

Total Other Investment Company (Cost $30,558,655)		30,558,655

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.45% (Q), dated 06/28/2019, to be repurchased at $3,085,203 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $3,150,799.	$ 3,084,830	3,084,830

Total Repurchase Agreement (Cost $3,084,830)		3,084,830

Total Investments Excluding Purchased Options/Swaptions (Cost $4,118,556,126)		4,199,968,362
Total Purchased Options/Swaptions - 0.0% (D) (Cost $620,907)		30,984

Total Investments Before Securities Sold Short (Cost $4,119,177,033)		4,199,999,346

	Principal	Value
TBA SHORT COMMITMENT - (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.2)%
Federal National Mortgage Association 4.50%, TBA (L)	$ (5,600,000)	$ (5,849,977)

Total TBA Short Commitment (Proceeds $(5,848,500))		(5,849,977)

Net Other Assets (Liabilities), Net of Securities Sold Short - (56.1)%		(1,507,216,464)

Net Assets - 100.0%		$ 2,686,932,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (17.2)%

Bank of Montreal, 2.59% (Q), dated 04/16/2019, to be repurchased at $(37,265,639) on 07/16/2019. Collateralized by U.S. Government Obligations, 2.88% - 3.63%, due 08/15/2043 - 11/15/2046, and with a total value of $(36,882,789).

	$ (37,023,250)	$ (37,023,250)
Bank of Montreal, 2.60% (Q), dated 05/03/2019, to be repurchased at $(65,313,169) on 08/02/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.63%, due 09/30/2024 - 11/15/2046, and with a total value of $(68,181,211).	(64,886,719)	(64,886,719)
Credit Agricole Securities, Inc., 2.56% (Q), dated 05/07/2019, to be repurchased at $(11,867,133) on 08/07/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and Cash with a total value of $(12,303,479).	(11,790,000)	(11,790,000)
Credit Agricole Securities, Inc., 2.57% (Q), dated 05/16/2019, to be repurchased at $(16,867,510) on 07/16/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2042, and Cash with a total value of $(17,327,399).	(16,794,375)	(16,794,375)
Credit Agricole Securities, Inc., 2.59% (Q), dated 05/31/2019, to be repurchased at $(23,641,456) on 07/12/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.63%, due 08/31/2022 - 02/15/2044, and Cash with a total value of $(22,764,512).	(23,570,235)	(23,570,235)
Credit Agricole Securities, Inc., 2.60% (Q), dated 06/06/2019, to be repurchased at $(10,064,813) on 07/18/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2043, and Cash with a total value of $(9,767,287).	(10,034,375)	(10,034,375)
Credit Agricole Securities, Inc., 2.62% (Q), dated 05/30/2019, to be repurchased at $(62,649,625) on 07/11/2019. Collateralized by U.S. Government Obligations, 2.88% - 3.75%, due 05/15/2043 - 02/15/2048, and Cash with a total value of $(57,413,808).	(62,458,710)	(62,458,710)
Credit Agricole Securities, Inc., 2.62% (Q), dated 06/19/2019, to be repurchased at $(3,830,151) on 07/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045, and Cash with a total value of $(3,588,515).	(3,823,750)	(3,823,750)
JPMorgan Securities LLC, 2.58% (Q), dated 05/16/2019, to be repurchased at $(64,221,202) on 08/06/2019. Collateralized by U.S. Government Obligations, 2.25% - 3.00%, due 10/31/2025 - 08/15/2027, and with a total value of $(65,509,000).	(63,846,000)	(63,846,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, 2.52% (Q), dated 06/18/2019, to be repurchased at $(1,692,484) on 07/09/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(1,600,000).

	$ (1,690,000)	$ (1,690,000)
RBS Securities, Inc., 2.61% (Q), dated 04/30/2019, to be repurchased at $(3,070,868) on 07/22/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and Cash with a total value of $(3,050,000).	(3,052,500)	(3,052,500)
Royal Bank of Canada, 2.60% (Q), dated 05/16/2019, to be repurchased at $(58,761,192) on 07/08/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(57,845,111).	(58,537,125)	(58,537,125)
Royal Bank of Canada, 2.60% (Q), dated 04/22/2019, to be repurchased at $(8,398,335) on 07/22/2019. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 08/15/2044 - 11/15/2044, and with a total value of $(8,639,889).	(8,343,500)	(8,343,500)
Societe Generale SA, 2.60% (Q), dated 06/18/2019, to be repurchased at $(26,239,379) on 07/02/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(24,700,000).	(26,212,875)	(26,212,875)
Standard Chartered Bank, 2.59% (Q), dated 04/24/2019, to be repurchased at $(7,274,315) on 07/24/2019. Collateralized by a U.S. Government Obligation, 2.25%, due 10/31/2024, and Cash with a total value of $(7,554,019).	(7,227,000)	(7,227,000)
Standard Chartered Bank, 2.59% (Q), dated 05/30/2019, to be repurchased at $(15,384,768) on 07/24/2019. Collateralized by a U.S. Government Obligation, 1.88%, due 07/31/2022, and Cash with a total value of $(16,057,537).	(15,324,131)	(15,324,131)
Standard Chartered Bank, 2.60% (Q), dated 04/25/2019, to be repurchased at $(48,370,128) on 07/09/2019. Collateralized by U.S. Government Obligations, 2.75% - 3.38%, due 11/15/2042 - 08/15/2045, and Cash with a total value of $(48,446,444).	(48,109,535)	(48,109,535)

Total Reverse Repurchase Agreements		$ (462,724,080)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - U.S. Treasury Note Futures	USD	194.00	08/23/2019	USD	93,042,820	598	$5,143	$598
Call - U.S. Treasury Note Futures	USD	195.00	08/23/2019	USD	86,663,630	557	4,790	557
Put - 5-Year U.S. Treasury Note Futures	USD	106.25	08/23/2019	USD	123,595,360	1,046	8,995	1,046
Put - 5-Year U.S. Treasury Note Futures	USD	106.50	08/23/2019	USD	247,190,720	2,092	17,991	2,092
Put - 5-Year U.S. Treasury Note Futures	USD	106.75	08/23/2019	USD	212,688,000	1,800	15,480	1,800
Put - 5-Year U.S. Treasury Note Futures	USD	108.00	08/23/2019	USD	12,406,800	105	903	105
Put - 10-Year U.S. Treasury Note Futures	USD	110.00	08/23/2019	USD	94,825,770	741	6,373	741
Put - 10-Year U.S. Treasury Note Futures	USD	110.50	08/23/2019	USD	73,454,780	574	4,936	574
Put - 10-Year U.S. Treasury Note Futures	USD	111.00	08/23/2019	USD	54,771,160	428	3,681	428
Put - 10-Year U.S. Treasury Note Futures	USD	112.00	08/23/2019	USD	44,533,560	348	2,993	348

Total							$71,285	$8,289

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (S)	JPM	USD	70.00	07/08/2019	USD	36,000,000	36,000,000	$1,406	$0
Put - Federal National Mortgage Association, 4.00%, TBA (S)	JPM	USD	71.00	07/08/2019	USD	26,000,000	26,000,000	1,016	0

Total								$2,422	$0

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 30-Year	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	2,300,000	$110,400	$4,734
Put - 30-Year	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD	9,100,000	436,800	17,961

Total								$547,200	$22,695

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	HSBC	USD	20.30	07/18/2019	USD	37,300,000	$(307,725)	$(20,925)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 31	GSI	Pay	2.40%	09/18/2019	USD	8,500,000	$(14,450)	$(5)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD	40,100,000	$(438,001)	$(7,571)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD	10,100,000	(110,182)	(1,977)

Total								$(548,183)	$(9,548)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(870,358)	$(30,478)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (T)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.81%	USD	3,600,000	$33,606	$(121,628)	$155,234
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.93	USD	3,400,000	12,689	(7,005)	19,694
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.24	USD	4,500,000	86,895	69,063	17,832
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.46	EUR	9,700,000	184,849	29,406	155,443

Total							$318,039	$(30,164)	$348,203

Credit Default Swap Agreements on Credit Indices - Sell Protection (T)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	10,200,000	$196,860	$144,354	$52,506
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	16,200,000	(370,299)	(258,204)	(112,095)

Total						$(173,439)	$(113,850)	$(59,589)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	1,900,000	$110,238	$244,669	$(134,431)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	49,600,000	(1,385,686)	2,467,721	(3,853,407)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	30,000,000	(1,405,905)	612,158	(2,018,063)
3-Month USD-LIBOR	Receive	2.80	Semi-Annually/Quarterly	08/22/2023	USD	45,600,000	2,257,786	(673)	2,258,459
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/Quarterly	08/22/2048	USD	12,500,000	(1,962,941)	—	(1,962,941)
3-Month USD-LIBOR	Pay	2.93	Semi-Annually/Quarterly	08/22/2048	USD	4,600,000	(748,358)	—	(748,358)
3-Month USD-LIBOR	Pay	2.94	Semi-Annually/Quarterly	08/22/2048	USD	4,000,000	(659,788)	—	(659,788)
6-Month EUR-EURIBOR	Receive	0.50	Annually/ Semi-Annually	12/18/2029	EUR	36,900,000	1,124,987	696,949	428,038
6-Month EUR-EURIBOR	Receive	0.75	Annually/ Semi-Annually	09/18/2029	EUR	38,400,000	2,418,568	326,919	2,091,649
6-Month EUR-EURIBOR	Receive	1.25	Annually/ Semi-Annually	09/18/2049	EUR	9,300,000	1,552,980	69,552	1,483,428
6-Month EUR-EURIBOR	Receive	1.50	Annually/ Semi-Annually	07/04/2042	EUR	25,400,000	5,619,878	—	5,619,878
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	12/18/2029	GBP	9,000,000	79,335	39,597	39,738
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	09/18/2024	GBP	31,400,000	(662,820)	80,246	(743,066)
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	12/18/2049	GBP	12,200,000	(9,241)	(256,668)	247,427
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	16,800,000	(903,024)	(115,677)	(787,347)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2049	GBP	13,600,000	(1,151,756)	217,110	(1,368,866)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	10,270,000,000	(2,531,333)	(516,585)	(2,014,748)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	12,240,000,000	(3,018,912)	(501,661)	(2,517,251)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(758,024)	(28,335)	(729,689)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(463,316)	105,683	(568,999)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	2,356,345	259,362	2,096,983
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,050,000,000	(365,779)	(783)	(364,996)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,160,000,000	(477,636)	(77,554)	(400,082)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(731,917)	57,448	(789,365)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	2,850,000,000	(2,481,118)	84,519	(2,565,637)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	3,970,000,000	(3,414,728)	231,676	(3,646,404)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	470,000,000	(436,787)	1,556	(438,343)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(307,156)	—	(307,156)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	03/21/2048	JPY	120,000,000	(197,212)	(3,636)	(193,576)

Total							$(8,553,320)	$3,993,593	$(12,546,913)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (T)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019 (U)	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil Government International Bond, 4.25%, 01/07/2025	HSBC	1.00%	Quarterly	09/20/2019	0.42%	USD	7,700,000	$8,827	$5,341	$3,486
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00	Quarterly	12/20/2019	0.26	USD	900,000	2,535	(9,172)	11,707
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	0.34	USD	200,000	832	(5,387)	6,219
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	0.34	USD	100,000	416	(2,553)	2,969
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	0.26	USD	1,400,000	3,943	(17,306)	21,249
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	0.26	USD	1,000,000	2,816	(8,801)	11,617
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.67	USD	6,400,000	(207,213)	(253,831)	46,618

Total								$(187,844)	$(291,709)	$103,865

Credit Default Swap Agreements on Credit Indices - Sell Protection (T)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (V)		Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD	5,003,280	$(362,187)	$(1,017,740)	$655,553

Value
OTC Swap Agreements, at value (Assets)	$19,369
OTC Swap Agreements, at value (Liabilities)	$(569,400)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bond	Short	(129)	09/16/2019	$(10,400,757)	$(10,414,696)	$—	$(13,939)
5-Year U.S. Treasury Note	Long	4,785	09/30/2019	558,478,035	565,377,656	6,899,621	—
10-Year Australia Treasury Bond	Short	(1,148)	09/16/2019	(115,080,142)	(115,775,308)	—	(695,166)
10-Year Canada Government Bond	Short	(157)	09/19/2019	(16,898,571)	(17,135,665)	—	(237,094)
10-Year Japan Government Bond	Short	(5)	09/12/2019	(7,109,291)	(7,134,907)	—	(25,616)
10-Year U.S. Treasury Note	Long	2,992	09/19/2019	376,657,539	382,882,500	6,224,961	—
30-Year U.S. Treasury Bond	Short	(473)	09/19/2019	(71,581,438)	(73,595,844)	—	(2,014,406)
Euro OAT	Short	(1,009)	09/06/2019	(184,883,971)	(189,160,968)	—	(4,276,997)
German Euro Bund	Long	123	09/06/2019	23,811,885	24,159,990	348,105	—
German Euro BUXL	Short	(133)	09/06/2019	(29,836,909)	(30,685,444)	—	(848,535)
OTC Call Options Exercise Price EUR 178.00 on German Euro Bund Futures	Long	686	08/23/2019	8,198	7,800	—	(398)
OTC Put Options Exercise Price EUR 151.50 on German Euro Bund Futures	Long	374	08/23/2019	4,470	4,253	—	(217)
U.K. Gilt	Short	(84)	09/26/2019	(13,795,220)	(13,899,849)	—	(104,629)

Total						$13,472,687	$(8,216,997)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/15/2019	USD	1,554,584	AUD	2,233,000	$—	$(15,483)
BCLY	08/15/2019	GBP	26,823,000	USD	34,037,950	101,393	—
BCLY	08/19/2019	USD	42,439,953	JPY	4,625,000,000	—	(619,863)
BNP	07/02/2019	USD	36,848,241	GBP	29,052,000	—	(50,144)
BNP	08/02/2019	GBP	29,052,000	USD	36,904,666	50,655	—
BNP	08/15/2019	USD	31,548,336	GBP	24,483,000	387,261	—
BNP	08/15/2019	GBP	1,276,000	USD	1,624,461	—	(415)
BNP	08/15/2019	JPY	3,234,800,000	USD	29,708,091	399,904	—
BNP	08/15/2019	EUR	1,897,000	USD	2,148,051	17,163	—
BNP	01/03/2020	USD	12,106,032	BRL	46,400,000	226,710	—
BNP	04/02/2020	USD	28,503,448	BRL	117,400,000	—	(1,316,086)
BOA	07/02/2019	USD	22,422,247	CAD	30,070,072	—	(541,046)
BOA	07/02/2019	CAD	27,233,000	USD	20,366,832	429,905	—
BOA	08/15/2019	USD	1,120,087	AUD	1,607,000	—	(9,827)
BOA	08/15/2019	USD	4,464,227	EUR	3,945,000	—	(38,551)
BOA	08/15/2019	AUD	3,968,000	USD	2,731,349	58,631	—
BOA	08/15/2019	EUR	6,855,000	USD	7,709,469	114,749	—
BOA	09/16/2019	USD	189,834	ILS	678,000	—	(1,054)
CITI	07/02/2019	USD	8,664,994	CAD	11,552,000	—	(156,799)
CITI	08/14/2019	MXN	31,942,808	USD	1,625,241	26,474	—
CITI	08/15/2019	EUR	1,226,104	AUD	1,996,000	—	(3,966)
CITI	08/15/2019	USD	36,395,840	EUR	32,265,000	8,623	(439,683)
CITI	08/15/2019	USD	50,909,121	GBP	39,780,000	281,746	(3,167)
CITI	08/15/2019	USD	10,292,015	JPY	1,120,900,000	—	(140,794)
CITI	08/15/2019	GBP	6,013,000	USD	7,646,474	6,655	—
CITI	01/03/2020	USD	65,047,273	BRL	263,500,000	—	(2,413,965)
CITI	04/02/2020	USD	14,316,566	BRL	59,000,000	—	(669,401)
GSB	07/15/2019	RUB	12,825,004	USD	193,146	9,220	—
GSB	10/16/2019	MXN	629,000	USD	32,165	25	—
HSBC	07/02/2019	USD	22,711,088	CAD	30,246,000	—	(386,555)
HSBC	07/02/2019	CAD	42,879,209	USD	31,809,219	935,892	—
HSBC	08/14/2019	USD	1,618,342	MXN	31,942,808	—	(33,374)
HSBC	08/15/2019	EUR	1,046,000	USD	1,177,567	16,326	—
HSBC	10/09/2019	USD	32,109	MXN	629,000	—	(118)
HSBC	10/09/2019	MXN	629,000	USD	32,164	62	—
HSBC	10/16/2019	USD	32,128	MXN	629,000	—	(61)
JPM	07/02/2019	CAD	22,987,000	USD	17,152,956	401,283	—
JPM	08/13/2019	USD	160,049,600	JPY	17,430,000,000	—	(2,157,101)
JPM	08/14/2019	USD	44,212	MXN	877,000	—	(1,136)
JPM	08/15/2019	USD	34,496,210	GBP	26,711,000	499,417	—
JPM	08/15/2019	USD	24,052,394	JPY	2,616,500,000	—	(300,756)
JPM	08/15/2019	JPY	7,784,300,000	USD	72,461,812	9,132	(18,345)
JPM	09/18/2019	USD	308,570	THB	9,785,669	—	(11,121)
RBS	07/02/2019	USD	16,348,575	CAD	21,916,000	—	(387,785)
SCB	07/02/2019	GBP	29,052,000	USD	36,771,029	127,356	—
UBS	08/15/2019	USD	51,860,939	EUR	45,831,000	—	(450,039)
UBS	08/19/2019	USD	76,221,550	JPY	8,305,000,000	—	(1,099,914)
UBS	08/26/2019	USD	35,265,574	JPY	3,830,000,000	—	(410,729)

Total						$4,108,582	$(11,677,278)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$330,502,220	$—	$330,502,220
Certificate of Deposit	—	13,500,000	—	13,500,000
Corporate Debt Securities	—	1,168,613,316	—	1,168,613,316
Foreign Government Obligations	—	219,373,886	—	219,373,886
Loan Assignment	—	4,255,079	—	4,255,079
Mortgage-Backed Securities	—	162,415,153	—	162,415,153
Municipal Government Obligations	—	8,741,916	—	8,741,916
U.S. Government Agency Obligations	—	1,139,356,893	—	1,139,356,893
U.S. Government Obligations	—	802,389,529	—	802,389,529
Short-Term Foreign Government Obligations	—	317,176,885	—	317,176,885
Other Investment Company	30,558,655	—	—	30,558,655
Repurchase Agreement	—	3,084,830	—	3,084,830
Exchange-Traded Options Purchased	8,289	—	—	8,289
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	22,695	—	22,695

Total Investments	$30,566,944	$4,169,432,402	$—	$4,199,999,346

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$514,899	$—	$514,899
Centrally Cleared Interest Rate Swap Agreements	—	15,520,117	—	15,520,117
Over-the-Counter Credit Default Swap Agreements	—	19,369	—	19,369
Futures Contracts (Y)	13,472,687	—	—	13,472,687
Forward Foreign Currency Contracts (Y)	—	4,108,582	—	4,108,582

Total Other Financial Instruments	$13,472,687	$20,162,967	$—	$33,635,654

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(5,849,977)	$—	$(5,849,977)

Total Securities Sold Short	$—	$(5,849,977)	$—	$(5,849,977)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(462,724,080)	$—	$(462,724,080)
Over-the-Counter Foreign Exchange Options Written	—	(20,925)	—	(20,925)
Over-the-Counter Credit Default Swaptions Written	—	(5)	—	(5)
Over-the-Counter Interest Rate Swaptions Written	—	(9,548)	—	(9,548)
Centrally Cleared Credit Default Swap Agreements	—	(370,299)	—	(370,299)
Centrally Cleared Interest Rate Swap Agreements	—	(24,073,437)	—	(24,073,437)
Over-the-Counter Credit Default Swap Agreements	—	(569,400)	—	(569,400)
Futures Contracts (Y)	(8,216,997)	—	—	(8,216,997)
Forward Foreign Currency Contracts (Y)	—	(11,677,278)	—	(11,677,278)

Total Other Financial Instruments	$(8,216,997)	$(499,444,972)	$—	$(507,661,969)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$10,896,097

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $596,485,138, representing 22.2% of the Portfolio’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $108,242,152, representing 4.0% of the Portfolio’s net assets.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2019, the total value of such securities is $600,389, representing less than 0.1% of the Portfolio’s net assets.
(H)	Non-income producing securities.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,931,674. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2019; the maturity date disclosed is the ultimate maturity date.
(K)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $8,730,607.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $10,741,686.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $18,354,619.
(Q)	Rates disclosed reflect the yields at June 30, 2019.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Rounds to less than $1 or $(1).
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(W)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(X)	The Portfolio recognizes transfers in and out of Level 3 as of June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $4,116,092,203) (including securities loaned of $29,931,674)	$4,196,914,516
Repurchase agreement, at value (cost $3,084,830)	3,084,830
Cash collateral pledged at broker for:
Centrally cleared swap agreements	137,000
Futures contracts	297,000
OTC swap agreements, at value	19,369
Foreign currency, at value (cost $8,924,462)	8,738,544
Receivables and other assets:
Investments sold	4,869,661
When-issued, delayed-delivery, forward and TBA commitments sold	2,328,839,838
Net income from securities lending	17,953
Shares of beneficial interest sold	93,441
Interest	16,835,360
Tax reclaims	14,805
Variation margin receivable on centrally cleared swap agreements	1,879,577
Variation margin receivable on futures contracts	1,518,643
Unrealized appreciation on forward foreign currency contracts	4,108,582
Prepaid expenses	11,398

Total assets	6,567,380,517

Liabilities:
TBA short commitments, at value (proceeds $5,848,500)	5,849,977
Cash collateral received upon return of:
Securities on loan	30,558,655
Cash collateral at broker for:
TBA commitments	12,872,489
Reverse repurchase agreements	6,465,000
OTC derivatives (A)	620,000
Written options and swaptions, at value (premium received $870,358)	30,478
Reverse repurchase agreements, at value (cost $462,724,080)	462,724,080
OTC swap agreements, at value	569,400
Payables and other liabilities:
Investments purchased	13,936,098
Reverse repurchase agreements	1,523,373
When-issued, delayed-delivery, forward and TBA commitments purchased	3,331,419,978
Shares of beneficial interest redeemed	81,502
Due to custodian	3,056
Investment management fees	1,277,198
Distribution and service fees	156,163
Transfer agent costs	7,184
Trustees, CCO and deferred compensation fees	16,524
Audit and tax fees	46,812
Custody fees	374,966
Legal fees	34,078
Printing and shareholder reports fees	157,036
Other accrued expenses	46,287
Unrealized depreciation on forward foreign currency contracts	11,677,278

Total liabilities	3,880,447,612

Net assets	$2,686,932,905

Net assets consist of:
Capital stock ($0.01 par value)	$2,283,078
Additional paid-in capital	2,532,665,057
Total distributable earnings (accumulated losses)	151,984,770

Net assets	$2,686,932,905

Net assets by class:
Initial Class	$1,870,235,591
Service Class	816,697,314

Shares outstanding:
Initial Class	158,404,005
Service Class	69,903,844

Net asset value and offering price per share:
Initial Class	$11.81
Service Class	11.68

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income	$43,926,087
Net income from securities lending	195,664

Total investment income	44,121,751

Expenses:
Investment management fees	8,049,664
Distribution and service fees:
Service Class	987,332
Transfer agent costs	19,768
Trustees, CCO and deferred compensation fees	40,010
Audit and tax fees	44,405
Custody fees	156,555
Legal fees	66,522
Printing and shareholder reports fees	88,600
Interest	116,718
Other	90,332

Total expenses	9,659,906

Net investment income (loss)	34,461,845

Net realized gain (loss) on:
Investments	55,952,135
Written options and swaptions	2,070,690
Swap agreements	11,562,328
Futures contracts	(43,282,603)
Forward foreign currency contracts	(424,810)
Foreign currency transactions	(126,878)

Net realized gain (loss)	25,750,862

Net change in unrealized appreciation (depreciation) on:
Investments	80,604,470
Securities sold short	(1,477)
Written options and swaptions	765,477
Swap agreements	(6,697,824)
Futures contracts	23,023,306
Forward foreign currency contracts	109,872
Translation of assets and liabilities denominated in foreign currencies	(12,592)

Net change in unrealized appreciation (depreciation)	97,791,232

Net realized and change in unrealized gain (loss)	123,542,094

Net increase (decrease) in net assets resulting from operations	$158,003,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$34,461,845	$61,701,493
Net realized gain (loss)	25,750,862	(18,323,216)
Net change in unrealized appreciation (depreciation)	97,791,232	(66,847,416)

Net increase (decrease) in net assets resulting from operations	158,003,939	(23,469,139)

Distributions to shareholders:
Initial Class	—	(58,464,113)
Service Class	—	(24,794,421)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(83,258,534)

Capital share transactions:
Proceeds from shares sold:
Initial Class	87,051,865	264,522,435
Service Class	7,885,945	15,875,438

	94,937,810	280,397,873

Dividends and/or distributions reinvested:
Initial Class	—	58,464,113
Service Class	—	24,794,421

	—	83,258,534

Cost of shares redeemed:
Initial Class	(160,743,406)	(337,084,625)
Service Class	(44,762,367)	(102,099,101)

	(205,505,773)	(439,183,726)

Net increase (decrease) in net assets resulting from capital share transactions	(110,567,963)	(75,527,319)

Net increase (decrease) in net assets	47,435,976	(182,254,992)

Net assets:
Beginning of period/year	2,639,496,929	2,821,751,921

End of period/year	$2,686,932,905	$2,639,496,929

Capital share transactions - shares:
Shares issued:
Initial Class	7,674,567	23,684,338
Service Class	693,528	1,420,889

	8,368,095	25,105,227

Shares reinvested:
Initial Class	—	5,267,037
Service Class	—	2,254,038

	—	7,521,075

Shares redeemed:
Initial Class	(14,196,097)	(30,099,485)
Service Class	(3,970,833)	(9,189,687)

	(18,166,930)	(39,289,172)

Net increase (decrease) in shares outstanding:
Initial Class	(6,521,530)	(1,148,110)
Service Class	(3,277,305)	(5,514,760)

	(9,798,835)	(6,662,870)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.12		$11.56	$11.13	$11.11		$11.67	$11.37

Investment operations:
Net investment income (loss) (A)	0.15		0.27	0.24	0.28	(B)	0.25	0.17
Net realized and unrealized gain (loss)	0.54		(0.35)	0.30	0.03	(C)	(0.17)	0.35

Total investment operations	0.69		(0.08)	0.54	0.31		0.08	0.52

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	—	(0.28)		(0.33)	(0.22)
Net realized gains	—		(0.06)	(0.11)	(0.01)		(0.31)	—

Total dividends and/or distributions to shareholders	—		(0.36)	(0.11)	(0.29)		(0.64)	(0.22)

Net asset value, end of period/year	$11.81		$11.12	$11.56	$11.13		$11.11	$11.67

Total return	6.21	%(D)	(0.65)%	4.89%	2.71%		0.69%	4.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,870,236		$1,833,477	$1,920,197	$1,858,007		$1,478,877	$959,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(E)	0.69%	0.68%	0.68%		0.70%	0.71%
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.69%	0.68%	0.67	%(B)	0.70%	0.71%
Net investment income (loss) to average net assets	2.74	%(E)	2.37%	2.09%	2.52	%(B)	2.19%	1.49	%(F)
Portfolio turnover rate (G)	14	%(D)	42%	61%	47%		61%	139%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(G)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.01		$11.46	$11.06	$11.04		$11.59	$11.30

Investment operations:
Net investment income (loss) (A)	0.14		0.24	0.21	0.26	(B)	0.21	0.14
Net realized and unrealized gain (loss)	0.53		(0.36)	0.30	0.02	(C)	(0.15)	0.34

Total investment operations	0.67		(0.12)	0.51	0.28		0.06	0.48

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	—	(0.25)		(0.30)	(0.19)
Net realized gains	—		(0.06)	(0.11)	(0.01)		(0.31)	—

Total dividends and/or distributions to shareholders	—		(0.33)	(0.11)	(0.26)		(0.61)	(0.19)

Net asset value, end of period/year	$11.68		$11.01	$11.46	$11.06		$11.04	$11.59

Total return	6.09	%(D)	(1.02)%	4.64%	2.47%		0.52%	4.25%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$816,697		$806,020	$901,555	$926,441		$930,994	$960,561
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(E)	0.94%	0.93%	0.93%		0.95%	0.97%
Including waiver and/or reimbursement and recapture	0.92	%(E)	0.94%	0.93%	0.92	%(B)	0.95%	0.97%
Net investment income (loss) to average net assets	2.49	%(E)	2.11%	1.84%	2.28	%(B)	1.85%	1.23	%(F)
Portfolio turnover rate (G)	14	%(D)	42%	61%	47%		61%	139%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions, representing 0.01% of average net assets.
(G)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unsecured loan participations at June 30, 2019. Open secured loan participations and assignments at June 30, 2019, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2019, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Reverse repurchase agreements: The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. The Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolio’s custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolio are obligated to repurchase under the agreement

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may decline below the repurchase price. The Portfolio is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 299,263,415	181	2.60%

Open reverse repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities. The interest expense is included in interest income on the Statement of Operations.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2019, the Portfolio earned price drop fee income of $9,927. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is reflected in Interest income on the Statement of Operations.

For the period ended June 30, 2019, the Portfolio’s average borrowings are as follows:

Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$ 9,982,911	79	2.33%

Open sale-buyback financing transactions at June 30, 2019, if any, are identified within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$30,558,655	$—	$—	$—	$30,558,655
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$316,039,840	$140,219,240	$—	$456,259,080
Cash	6,465,000	—	—	—	6,465,000
Total Reverse Repurchase Agreements	$6,465,000	$316,039,840	$140,219,240	$—	$462,724,080
Total Borrowings	$37,023,655	$316,039,840	$140,219,240	$—	$493,282,735

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2019, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2019, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$30,984	$—	$—	$—	$—	$30,984
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	15,520,117	—	—	514,899	—	16,035,016
OTC Swaps:
OTC swap agreements, at value	—	—	—	19,369	—	19,369
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	13,472,687	—	—	—	—	13,472,687
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	4,108,582	—	—	—	4,108,582
Total	$29,023,788	$4,108,582	$—	$534,268	$—	$33,666,638

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(9,548)	$(20,925)	$—	$(5)	$—	$(30,478)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(24,073,437)	—	—	(370,299)	—	(24,443,736)
OTC Swaps:
OTC swap agreements, at value	—	—	—	(569,400)	—	(569,400)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(8,216,997)	—	—	—	—	(8,216,997)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(11,677,278)	—	—	—	(11,677,278)
Total	$(32,299,982)	$(11,698,203)	$—	$(939,704)	$—	$(44,937,889)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$(186,795)	$—	$—	$—	$—	$(186,795)
Written options and swaptions	383,932	1,686,758	—	—	—	2,070,690
Swap agreements	10,165,431	—	—	1,396,897	—	11,562,328
Futures contracts	(43,282,603)	—	—	—	—	(43,282,603)
Forward foreign currency contracts	—	(424,810)	—	—	—	(424,810)
Total	$(32,920,035)	$1,261,948	$—	$1,396,897	$—	$(30,261,190)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$(498,855)	$—	$—	$—	$—	$(498,855)
Written options and swaptions	464,232	286,800	—	14,445	—	765,477
Swap agreements	(7,548,499)	—	—	850,675	—	(6,697,824)
Futures contracts	23,023,306	—	—	—	—	23,023,306
Forward foreign currency contracts	—	109,872	—	—	—	109,872
Total	$15,440,184	$396,672	$—	$865,120	$—	$16,701,976

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold	Cross Currency
$ 11,467	$ 226,192	$ (116,475)	$ (217,036)	$ 1,144,609,370	$ 1,398,098,386	$ (1,305,987,543)	$ 380,349,884	$ 778,099,764	$ 392,494

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Bank of America, N.A.	$603,285	$(590,478)	$—	$12,807	$590,478	$(590,478)	$—	$—
Barclays Bank PLC	101,393	(101,393)	—	—	635,346	(101,393)	(533,953)	—
Barclays Capital, Inc.	3,943	(3,943)	—	—	362,187	(3,943)	—	358,244
BNP Paribas	1,085,341	(1,085,341)	—	—	1,366,645	(1,085,341)	(281,304)	—
Citibank N.A.	323,498	(323,498)	—	—	3,827,775	(323,498)	(2,973,509)	530,768
Goldman Sachs Bank	13,979	(1,977)	—	12,002	1,977	(1,977)	—	—
Goldman Sachs International	2,535	(2,535)	—	—	207,218	(2,535)	(204,683)	—
HSBC Bank USA	961,523	(441,033)	(440,000)	80,490	441,033	(441,033)	—	—
JPMorgan Chase Bank, N.A.	909,832	(909,832)	—	—	2,488,459	(909,832)	(1,578,627)	—
Merrill Lynch International	17,961	(7,571)	—	10,390	7,571	(7,571)	—	—
Royal Bank of Scotland PLC	—	—	—	—	387,785	—	(387,785)	—
Standard Chartered Bank	127,356	—	—	127,356	—	—	—	—
UBS AG	—	—	—	—	1,960,682	—	(1,960,682)	—
Other Derivatives (C)	29,515,992	—	—	29,515,992	32,660,733	—	—	32,660,733

Total	$33,666,638	$(3,467,601)	$(440,000)	$29,759,037	$44,937,889	$(3,467,601)	$(7,920,543)	$33,549,745

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK FACTOR (continued)

less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.68%
Over $250 million up to $500 million	0.67
Over $500 million up to $750 million	0.66
Over $750 million up to $1 billion	0.63
Over $1 billion up to $3 billion	0.60
Over $3 billion	0.57

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.80%	May 1, 2020
Service Class	1.05	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 181,390,684	$ 322,268,283	$ 293,999,931	$ 79,241,363

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,113,328,533	$ 129,921,762	$ (62,072,932)	$ 67,848,830

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

13. LEGAL PROCEEDINGS (continued)

Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Total Return VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,061.20	$3.27	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,060.40	4.60	1,020.30	4.51	0.90

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Portfolio Characteristics	Years
Average Maturity §	7.79
Duration †	6.72

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.6%
AAA	7.9
AA	3.7
A	9.4
BBB	19.6
BB	1.9
B	0.4
Not Rated	2.6
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
STORE Master Funding I-VII Series 2018-1A, Class A1, 3.96%, 10/20/2048 (A)	$ 394,490	$ 413,185

Total Asset-Backed Security (Cost $394,388)		413,185

CORPORATE DEBT SECURITIES - 20.1%
Banks - 11.3%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (B), 07/15/2019 (C)	779,000	646,570
Bank of America Corp.
CPI-YoY + 1.10%, 2.96% (B), 11/19/2024, MTN	5,000,000	4,925,000
4.18%, 11/25/2027, MTN	626,000	663,173
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	891,000	970,159
Barclays Bank PLC CPI-YoY + 1.00%, 2.86% (B), 05/22/2023, MTN (D)	2,600,000	2,589,600
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	334,000	321,392
Citigroup, Inc.
1.38*CPI-YoY, Zero Coupon (B), 03/27/2025, MTN	1,000,000	985,500
CPI-YoY + 2.50%, 4.50% (B), 03/30/2020, MTN	2,000,000	1,966,600
4.65%, 07/23/2048	865,000	1,006,438
Corestates Capital II 3-Month LIBOR + 0.65%, 3.25% (B), 01/15/2027 (A)	244,000	224,480
Credit Agricole SA Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	751,000	759,429
Danske Bank A/S 5.38%, 01/12/2024 (A)	200,000	216,174
HSBC Holdings PLC Fixed until 05/22/2027 (C), 6.00% (B)	336,000	343,560
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (E)	EUR 400,000	469,506
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	$ 300,000	310,257
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	1,133,000	1,180,059
Fixed until 08/15/2021 (C), 8.63% (B)	234,000	252,194
SunTrust Capital III 3-Month LIBOR + 0.65%, 3.06% (B), 03/15/2028	239,000	218,088
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A) (F)	241,000	230,614
6.57%, 01/14/2022 (A)	350,000	372,070
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	211,000	223,735

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wachovia Capital Trust II 3-Month LIBOR + 0.50%, 3.10% (B), 01/15/2027	$ 354,000	$ 325,680

		19,200,278

Building Products - 0.5%
Masco Corp. 3.50%, 11/15/2027	827,000	812,801

Capital Markets - 0.4%
Goldman Sachs Group, Inc. Fixed until 11/10/2022 (C), 5.00% (B)	759,000	728,640

Chemicals - 0.4%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	596,000	659,510
RPM International, Inc. 4.25%, 01/15/2048	111,000	101,247

		760,757

Consumer Finance - 0.1%
Navient Corp. CPI-YoY + 2.15%, 4.01% (B), 12/15/2020, MTN	189,000	188,528

Electric Utilities - 0.2%
FirstEnergy Corp. 3.90%, 07/15/2027	268,000	281,468

Equity Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.80%, 04/15/2026	473,000	497,219

Health Care Providers & Services - 0.6%
CVS Health Corp. 4.78%, 03/25/2038	932,000	972,238

Insurance - 0.5%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.64% (B), 02/12/2067 (A)	1,051,000	893,350

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	197,000	196,722

Metals & Mining - 1.3%
Anglo American Capital PLC 4.00%, 09/11/2027 (A)	229,000	229,884
Glencore Funding LLC 4.00%, 04/16/2025 (A)	248,000	253,605
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	1,050,000	1,096,919
5.75%, 11/15/2041 (A)	515,000	573,798

		2,154,206

Multi-Utilities - 0.6%
National Grid PLC 1.25%, 10/06/2021, MTN (E)	GBP 520,000	846,421
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 4.63% (B), 05/15/2067	$ 242,000	199,650

		1,046,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.2%
Andeavor Logistics, LP Fixed until 02/15/2023 (C), 6.88% (B)	$ 381,000	$ 379,979
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	380,000	401,398
Cenovus Energy, Inc. 4.25%, 04/15/2027 (F)	474,000	491,004
Enable Midstream Partners, LP 4.95%, 05/15/2028	260,000	272,552
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (B), 07/15/2077	874,000	845,123
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	353,865
Fixed until 02/15/2023 (C), 6.25% (B)	755,000	702,150
EnLink Midstream LLC 5.38%, 06/01/2029	126,000	129,150
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	409,045
Fixed until 12/15/2022 (C), 6.00% (B)	142,000	111,825
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	265,643
Marathon Petroleum Corp. 3.80%, 04/01/2028	755,000	767,384
Noble Energy, Inc. 3.85%, 01/15/2028	260,000	265,121

		5,394,239

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (E)	GBP 599,792	951,186

Total Corporate Debt Securities (Cost $33,698,283)		34,077,703

FOREIGN GOVERNMENT OBLIGATIONS - 23.2%
Australia - 2.4%
Australia Government Bond 0.75%, 11/21/2027 (E)	AUD 5,300,000	4,109,063

Canada - 4.3%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 6,708,871	5,632,931
Canadian Government Real Return Bond 4.00%, 12/01/2031	1,561,970	1,746,584

		7,379,515

France - 1.5%
France Government Bond OAT 2.10%, 07/25/2023 (E)	EUR 1,937,031	2,512,988

Japan - 1.1%
Japanese Government CPI Linked Bond 0.10%, 03/10/2028	JPY 186,800,050	1,807,808

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.2%
Mexican Udibonos Series S, 4.50%, 12/04/2025	MXN 19,954,045	$ 1,103,579
Mexico Udibonos Series S, 2.50%, 12/10/2020	17,586,998	904,779

		2,008,358

New Zealand - 2.2%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 4,750,000	3,772,843

Spain - 8.6%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 7,274,680	8,548,243
0.55%, 11/30/2019 (E)	2,617,825	2,991,774
1.00%, 11/30/2030 (E)	2,297,372	3,052,381

		14,592,398

United Kingdom - 1.9%
U.K. Gilt Inflation-Linked 0.13%, 08/10/2028 (E)	GBP 1,958,900	3,144,209

Total Foreign Government Obligations (Cost $39,007,694)		39,327,182

MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust Series 2018-MCSF, Class A, 1-Month LIBOR + 0.58%, 2.97% (B), 04/15/2035 (A)	$ 900,000	898,900
DBCG Mortgage Trust Series 2017-BBG, Class A, 1-Month LIBOR + 0.70%, 3.09% (B), 06/15/2034 (A)	900,000	899,998

Total Mortgage-Backed Securities (Cost $1,793,878)		1,798,898

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal National Mortgage Association 1-Month LIBOR + 1.60%, 4.00% (B), 01/25/2024	16,221	16,240

Total U.S. Government Agency Obligation (Cost $16,237)		16,240

U.S. GOVERNMENT OBLIGATIONS - 54.6%
U.S. Treasury Inflation-Protected Securities - 54.6%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,777,300	2,692,323
0.75%, 02/15/2042 - 02/15/2045	5,572,686	5,539,437
1.00%, 02/15/2046	2,640,331	2,766,296
1.38%, 02/15/2044	2,575,412	2,922,568
2.00%, 01/15/2026	2,573,720	2,863,464
2.38%, 01/15/2025 - 01/15/2027	7,198,963	8,143,983
2.50%, 01/15/2029	594,815	715,507
3.63%, 04/15/2028	947,496	1,216,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2024	$ 33,025,443	$ 32,811,507
0.25%, 01/15/2025	1,401,868	1,403,404
0.38%, 07/15/2025 - 01/15/2027	10,610,163	10,700,270
0.50%, 01/15/2028	5,405,101	5,493,009
0.63%, 01/15/2024 - 01/15/2026	7,278,166	7,438,468
0.75%, 07/15/2028	5,392,856	5,618,555
1.25%, 07/15/2020	2,459,436	2,475,304

Total U.S. Government Obligations (Cost $90,743,754)		92,800,138

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (B) (F)	3,500	78,680
US Bancorp, Series A, 3-Month LIBOR + 1.02%, 3.62% (B) (F) (H)	500	400,000

Total Preferred Stocks (Cost $500,925)		478,680

	Principal	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund 2.30%, 12/31/2049	$ 86,922	$ 86,922

Total Short-Term Investment Company (Cost $86,922)		86,922

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (I)	979,238	979,238

Total Other Investment Company (Cost $979,238)		979,238

Total Investments (Cost $167,221,319)		169,978,186
Net Other Assets (Liabilities) - (0.1)%		(198,860)

Net Assets - 100.0%		$ 169,779,326

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/11/2019	USD	3,797,211	AUD	5,300,000	$74,892	$—
JPMS	07/11/2019	USD	5,573,980	CAD	7,394,225	—	(73,946)
JPMS	07/11/2019	USD	17,260,374	EUR	15,180,500	—	(17,602)
JPMS	07/11/2019	USD	4,799,232	GBP	3,656,498	153,017	—
JPMS	07/11/2019	USD	1,755,791	JPY	193,539,385	—	(40,919)
JPMS	07/11/2019	USD	1,874,769	MXN	36,000,000	2,563	—
JPMS	07/11/2019	USD	3,636,262	NZD	5,375,000	24,400	—

Total						$254,872	$(132,467)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$413,185	$—	$413,185
Corporate Debt Securities	—	34,077,703	—	34,077,703
Foreign Government Obligations	—	39,327,182	—	39,327,182
Mortgage-Backed Securities	—	1,798,898	—	1,798,898
U.S. Government Agency Obligation	—	16,240	—	16,240
U.S. Government Obligations	—	92,800,138	—	92,800,138
Preferred Stocks	78,680	400,000	—	478,680
Short-Term Investment Company	86,922	—	—	86,922
Other Investment Company	979,238	—	—	979,238

Total Investments	$1,144,840	$168,833,346	$—	$169,978,186

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$254,872	$—	$254,872

Total Other Financial Instruments	$—	$254,872	$—	$254,872

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(132,467)	$—	$(132,467)

Total Other Financial Instruments	$—	$(132,467)	$—	$(132,467)

Transfers
Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,589,600

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $7,607,533, representing 4.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the total value of Regulation S securities is $21,850,371, representing 12.9% of the Portfolio’s net assets.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $959,020. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the value of the security is $400,000, representing 0.2% of the Portfolio’s net assets.
(I)	Rate disclosed reflects the yield at June 30, 2019.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $167,221,319) (including securities loaned of $959,020)	$169,978,186
Cash	7,271
Cash collateral pledged at broker for:
OTC derivatives (A)	110,000
Foreign currency, at value (cost $88,571)	88,516
Receivables and other assets:
Net income from securities lending	337
Dividends and/or distributions	4,571
Interest	629,551
Unrealized appreciation on forward foreign currency contracts	254,872
Prepaid expenses	712

Total assets	171,074,016

Liabilities:
Cash collateral received upon return of:
Securities on loan	979,238
Payables and other liabilities:
Shares of beneficial interest redeemed	6,231
Investment management fees	75,539
Distribution and service fees	32,558
Transfer agent costs	485
Trustees, CCO and deferred compensation fees	1,120
Audit and tax fees	17,311
Custody fees	21,651
Legal fees	2,360
Printing and shareholder reports fees	20,237
Other accrued expenses	5,493
Unrealized depreciation on forward foreign currency contracts	132,467

Total liabilities	1,294,690

Net assets	$169,779,326

Net assets consist of:
Capital stock ($0.01 par value)	$161,180
Additional paid-in capital	176,933,937
Total distributable earnings (accumulated losses)	(7,315,791)

Net assets	$169,779,326

Net assets by class:
Initial Class	$10,762
Service Class	169,768,564

Shares outstanding:
Initial Class	1,035
Service Class	16,116,931

Net asset value and offering price per share:
Initial Class	$10.40
Service Class	10.53

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$11,100
Interest income	2,084,982
Net income from securities lending	1,488

Total investment income	2,097,570

Expenses:
Investment management fees	480,154
Distribution and service fees:
Service Class	206,950
Transfer agent costs	1,282
Trustees, CCO and deferred compensation fees	2,584
Audit and tax fees	16,993
Custody fees	16,296
Legal fees	4,394
Printing and shareholder reports fees	11,036
Other	6,173

Total expenses	745,862

Net investment income (loss)	1,351,708

Net realized gain (loss) on:
Investments	(84,575)
Forward foreign currency contracts	770,634
Foreign currency transactions	15,552

Net realized gain (loss)	701,611

Net change in unrealized appreciation (depreciation) on:
Investments	8,429,222
Forward foreign currency contracts	(584,587)
Translation of assets and liabilities denominated in foreign currencies	2,036

Net change in unrealized appreciation (depreciation)	7,846,671

Net realized and change in unrealized gain (loss)	8,548,282

Net increase (decrease) in net assets resulting from operations	$9,899,990

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$1,351,708	$3,649,945
Net realized gain (loss)	701,611	1,226,247
Net change in unrealized appreciation (depreciation)	7,846,671	(7,709,555)

Net increase (decrease) in net assets resulting from operations	9,899,990	(2,833,363)

Distributions to shareholders:
Initial Class	—	(205)
Service Class	—	(3,025,768)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(3,025,973)

Capital share transactions:
Proceeds from shares sold:
Service Class	2,059,612	7,993,445

	2,059,612	7,993,445

Dividends and/or distributions reinvested:
Initial Class	—	205
Service Class	—	3,025,768

	—	3,025,973

Cost of shares redeemed:
Service Class	(11,878,318)	(24,796,603)

	(11,878,318)	(24,796,603)

Net increase (decrease) in net assets resulting from capital share transactions	(9,818,706)	(13,777,185)

Net increase (decrease) in net assets	81,284	(19,636,521)

Net assets:
Beginning of period/year	169,698,042	189,334,563

End of period/year	$169,779,326	$169,698,042

Capital share transactions - shares:
Shares issued:
Service Class	201,932	787,986

	201,932	787,986

Shares reinvested:
Initial Class	—	21
Service Class	—	300,473

	—	300,494

Shares redeemed:
Service Class	(1,167,695)	(2,452,812)

	(1,167,695)	(2,452,812)

Net increase (decrease) in shares outstanding:
Initial Class	—	21
Service Class	(965,763)	(1,364,353)

	(965,763)	(1,364,332)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.80		$10.13	$9.84	$9.53		$9.94	$9.65

Investment operations:
Net investment income (loss) (A)	0.10		0.23	0.16	0.13	(B)	0.05	0.30
Net realized and unrealized gain (loss)	0.50		(0.36)	0.18	0.26		(0.31)	0.05

Total investment operations	0.60		(0.13)	0.34	0.39		(0.26)	0.35

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.05)	(0.08)		(0.15)	(0.06)

Net asset value, end of period/year	$10.40		$9.80	$10.13	$9.84		$9.53	$9.94

Total return	6.12	%(C)	(1.29)%	3.42%	4.12%		(2.68)%	3.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$10	$10	$10		$9	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.65%	0.65%	0.65%		0.64%	0.89	%(E)
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.65%	0.65%	0.64	%(B)	0.64%	0.89	%(E)
Net investment income (loss) to average net assets	1.93	%(D)	2.30%	1.64%	1.33	%(B)	0.47%	2.99	%(E)
Portfolio turnover rate	14	%(C)	37%	38%	94%		36%	152	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.93		$10.26	$9.97	$9.66		$10.07	$9.77

Investment operations:
Net investment income (loss) (A)	0.08		0.21	0.14	0.11	(B)	0.02	0.14
Net realized and unrealized gain (loss)	0.52		(0.37)	0.17	0.26		(0.31)	0.19

Total investment operations	0.60		(0.16)	0.31	0.37		(0.29)	0.33

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.02)	(0.06)		(0.12)	(0.03)

Net asset value, end of period/year	$10.53		$9.93	$10.26	$9.97		$9.66	$10.07

Total return	6.04	%(C)	(1.55)%	3.13%	3.80%		(2.87)%	3.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$169,768		$169,688	$189,325	$190,005		$192,312	$196,989
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.90%	0.90%	0.90%		0.89%	1.14	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.90%	0.90%	0.89	%(B)	0.89%	1.14	%(E)
Net investment income (loss) to average net assets	1.63	%(D)	2.04%	1.41%	1.08	%(B)	0.24%	1.41	%(E)
Portfolio turnover rate	14	%(C)	37%	38%	94%		36%	152	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest fee on sale-buyback transactions, representing 0.04%, 0.05%, and 0.04% of average net assets for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, respectively.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2019, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$649,238	$—	$—	$—	$649,238
Preferred Stocks	330,000	—	—	—	330,000
Total Securities Lending Transactions	$979,238	$—	$—	$—	$979,238
Total Borrowings	$979,238	$—	$—	$—	$979,238

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Unrealized appreciation (depreciation), as applicable, is shown in Unrealized appreciation or depreciation on forward foreign currency contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$254,872	$—	$—	$—	$254,872
Total	$—	$254,872	$—	$—	$—	$254,872

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(132,467)	$—	$—	$—	$(132,467)
Total	$—	$(132,467)	$—	$—	$—	$(132,467)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$770,634	$—	$—	$—	$770,634
Total	$—	$770,634	$—	$—	$—	$770,634

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(584,587)	$—	$—	$—	$(584,587)
Total	$—	$(584,587)	$—	$—	$—	$(584,587)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Forward Foreign Currency Contracts at Contract Amount
Purchased	Sold
$ 1,497,178	$ 40,022,242

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2019. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
JPMorgan Securities LLC	$254,872	$(132,467)	$—	$122,405	$132,467	$(132,467)	$—	$—

Total	$254,872	$(132,467)	$—	$122,405	$132,467	$(132,467)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $200 million	0.58%
Over $200 million up to $500 million	0.57
Over $500 million	0.54

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2020
Service Class	1.00	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 16,423,546	$ 7,471,696	$ 19,849,685	$ 7,121,586

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 167,221,319	$ 4,573,496	$ (1,694,223)	$ 2,879,273

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has evaluated and has adopted the disclosure requirements and there is no impact reflected within the Portfolio’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Service Class	$1,000.00	$714.30	$5.23	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 67.8%
Money Market Funds - 67.8%
BlackRock Liquidity Funds T-Fund Portfolio	3,163,156	$ 3,163,156
Dreyfus Treasury & Agency Cash Management	3,163,156	3,163,156
State Street Institutional U.S. Government Money Market Fund	3,163,156	3,163,156
UBS Select Treasury Preferred	3,163,156	3,163,156

Total Short-Term Investment Companies (Cost $12,652,624)		12,652,624

Principal	Value
REPURCHASE AGREEMENT - 19.5%

Fixed Income Clearing Corp., 1.45% (A), dated 06/28/2019, to be repurchased at $3,637,932 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $3,714,679.

$ 3,637,492	$ 3,637,492

Total Repurchase Agreement (Cost $3,637,492)	3,637,492

Total Investments (Cost $16,290,116)	16,290,116
Net Other Assets (Liabilities) - 12.7%	2,367,344

Net Assets - 100.0%	$ 18,657,460

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Short	(259)	09/20/2019	$(37,367,756)	$(38,127,390)	$—	$(759,634)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$12,652,624	$—	$—	$12,652,624
Repurchase Agreement	—	3,637,492	—	3,637,492

Total Investments	$12,652,624	$3,637,492	$—	$16,290,116

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(759,634)	$—	$—	$(759,634)

Total Other Financial Instruments	$(759,634)	$—	$—	$(759,634)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2019.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $12,652,624)	$12,652,624
Repurchase agreement, at value (cost $3,637,492)	3,637,492
Cash	15,240
Cash collateral pledged at broker for:
Futures contracts	1,794,870
Receivables and other assets:
Interest	2,510
Variation margin receivable on futures contracts	591,241
Prepaid expenses	243

Total assets	18,694,220

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	5,302
Investment management fees	7,869
Distribution and service fees	3,880
Transfer agent costs	42
Trustees, CCO and deferred compensation fees	174
Audit and tax fees	7,231
Custody fees	4,597
Legal fees	43
Printing and shareholder reports fees	5,343
Other accrued expenses	2,279

Total liabilities	36,760

Net assets	$18,657,460

Net assets consist of:
Capital stock ($0.01 par value)	$535,414
Additional paid-in capital	181,645,858
Total distributable earnings (accumulated losses)	(163,523,812)

Net assets	$18,657,460

Shares outstanding	53,541,355

Net asset value and offering price per share	$0.35

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$177,536

Total investment income	177,536

Expenses:
Investment management fees	100,031
Distribution and service fees	28,418
Transfer agent costs	184
Trustees, CCO and deferred compensation fees	362
Audit and tax fees	7,237
Custody fees	2,839
Legal fees	443
Printing and shareholder reports fees	1,299
Other	4,569

Total expenses before waiver and/or reimbursement and recapture	145,382

Expense waived and/or reimbursed	(7,859)
Recapture of previously waived and/or reimbursed fees	2,289

Net expenses	139,812

Net investment income (loss)	37,724

Net realized gain (loss) on:
Futures contracts	(5,705,683)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(3,575,122)

Net realized and change in unrealized gain (loss)	(9,280,805)

Net increase (decrease) in net assets resulting from operations	$(9,243,081)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$37,724	$(24,582)
Net realized gain (loss)	(5,705,683)	(1,596,042)
Net change in unrealized appreciation (depreciation)	(3,575,122)	3,261,947

Net increase (decrease) in net assets resulting from operations	(9,243,081)	1,641,323

Capital share transactions:
Proceeds from shares sold	1,572,972	27,408,160
Cost of shares redeemed	(10,178,623)	(6,217,746)

Net increase (decrease) in net assets resulting from capital share transactions	(8,605,651)	21,190,414

Net increase (decrease) in net assets	(17,848,732)	22,831,737

Net assets:
Beginning of period/year	36,506,192	13,674,455

End of period/year	$18,657,460	$36,506,192

Capital share transactions - shares:
Shares issued	4,071,315	59,130,067
Shares redeemed	(25,069,006)	(14,278,103)

Net increase (decrease) in shares outstanding	(20,997,691)	44,851,964

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$0.49		$0.46		$0.68	$0.89		$0.96	$1.29

Investment operations:
Net investment income (loss) (A)	0.00	(B)	(0.00	)(B)	(0.01)	(0.01	)(C)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.14)		0.03		(0.21)	(0.20)		(0.06)	(0.32)

Total investment operations	(0.14)		0.03		(0.22)	(0.21)		(0.07)	(0.33)

Net asset value, end of period/year	$0.35		$0.49		$0.46	$0.68		$0.89	$0.96

Total return	(28.57	)%(D)	6.52%		(32.35)%	(23.60)%		(7.29)%	(25.58)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,657		$36,506		$13,674	$34,876		$33,848	$18,387
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.28	%(F)	1.29%		1.26%	1.20%		1.24%	1.32%
Including waiver and/or reimbursement and recapture	1.23	%(F)	1.23%		1.23%	1.22	%(C)	1.23%	1.23%
Net investment income (loss) to average net assets	0.33	%(F)	(0.15)%		(1.10)%	(1.17	)%(C)	(1.22)%	(1.22)%
Portfolio turnover rate	—	%(D)	—%		—%	—%		—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses)	$—	$—	$(759,634)	$—	$—	$(759,634)
Total	$—	$—	$(759,634)	$—	$—	$(759,634)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(5,705,683)	$—	$—	$(5,705,683)
Total	$—	$—	$(5,705,683)	$—	$—	$(5,705,683)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(3,575,122)	$—	$—	$(3,575,122)
Total	$—	$—	$(3,575,122)	$—	$—	$(3,575,122)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 105,344	$ (47,518,007)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2017	2018	2019	Total
$ 6,284	$ 10,662	$ 7,859	$ 24,805

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.25% of Service Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

7. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2019, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 16,290,116	$ —	$ (759,634)	$ (759,634)

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3- and 5-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,072.10	$3.03	$1,021.90	$2.96	0.59%
Service Class	1,000.00	1,070.70	4.31	1,020.60	4.21	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	59.0%
U.S. Equity Funds	25.8
International Equity Funds	8.9
International Fixed Income Fund	6.0
Other Investment Company	3.2
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(3.3)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 8.9%
iShares Edge MSCI Min Vol EAFE ETF (A)	51,434	$ 3,736,166
Vanguard FTSE All-World ex-US ETF	441,734	22,524,016
Vanguard Total International Stock ETF (A)	142,421	7,512,708

		33,772,890

International Fixed Income Fund - 6.0%
Vanguard Total International Bond ETF	397,324	22,766,665

U.S. Equity Funds - 25.8%
iShares Core S&P 500 ETF	76,555	22,564,586
iShares Edge MSCI Min Vol USA ETF	60,737	3,749,295
iShares Russell 1000 ETF	392,974	63,972,237
Vanguard Small-Cap Growth ETF	20,570	3,830,340
Vanguard Small-Cap Value ETF (A)	29,126	3,802,108

		97,918,566

U.S. Fixed Income Funds - 59.0%
iShares Core U.S. Aggregate Bond ETF	477,259	53,142,790
iShares TIPS Bond ETF	65,716	7,589,541
SPDR Bloomberg Barclays Convertible Securities ETF	217,028	11,474,270
Vanguard Total Bond Market ETF	1,830,198	152,034,548

		224,241,149

Total Exchange-Traded Funds (Cost $366,597,480)		378,699,270

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	12,176,750	$ 12,176,750

Total Other Investment Company (Cost $12,176,750)		12,176,750

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $1,586,785 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $1,622,390.	$ 1,586,593	1,586,593

Total Repurchase Agreement (Cost $1,586,593)		1,586,593

Total Investments (Cost $380,360,823)		392,462,613
Net Other Assets (Liabilities) - (3.3)%		(12,618,049)

Net Assets - 100.0%		$ 379,844,564

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$378,699,270	$—	$—	$378,699,270
Other Investment Company	12,176,750	—	—	12,176,750
Repurchase Agreement	—	1,586,593	—	1,586,593

Total Investments	$390,876,020	$1,586,593	$—	$392,462,613

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,910,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $378,774,230) (including securities loaned of $11,910,182)	$390,876,020
Repurchase agreement, at value (cost $1,586,593)	1,586,593
Receivables and other assets:
Net income from securities lending	4,530
Shares of beneficial interest sold	9
Dividends and/or distributions	26,514
Interest	64
Prepaid expenses	1,477

Total assets	392,495,207

Liabilities:
Cash collateral received upon return of:
Securities on loan	12,176,750
Payables and other liabilities:
Shares of beneficial interest redeemed	188,935
Investment management fees	161,430
Distribution and service fees	71,759
Transfer agent costs	1,099
Trustees, CCO and deferred compensation fees	2,553
Audit and tax fees	11,949
Custody fees	6,920
Legal fees	5,761
Printing and shareholder reports fees	17,342
Other accrued expenses	6,145

Total liabilities	12,650,643

Net assets	$379,844,564

Net assets consist of:
Capital stock ($0.01 par value)	$329,931
Additional paid-in capital	337,395,923
Total distributable earnings (accumulated losses)	42,118,710

Net assets	$379,844,564

Net assets by class:
Initial Class	$4,436,873
Service Class	375,407,691

Shares outstanding:
Initial Class	382,456
Service Class	32,610,610

Net asset value and offering price per share:
Initial Class	$11.60
Service Class	11.51

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,984,575
Interest income from unaffiliated investments	240,882
Net income from securities lending	47,253

Total investment income	4,272,710

Expenses:
Investment management fees	1,042,964
Distribution and service fees:
Service Class	463,894
Transfer agent costs	2,887
Trustees, CCO and deferred compensation fees	5,927
Audit and tax fees	11,139
Custody fees	2,848
Legal fees	10,252
Printing and shareholder reports fees	10,333
Other	12,836

Total expenses	1,563,080

Net investment income (loss)	2,709,630

Net realized gain (loss) on:
Unaffiliated investments	521,544

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	22,936,821

Net realized and change in unrealized gain (loss)	23,458,365

Net increase (decrease) in net assets resulting from operations	$26,167,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,709,630	$7,427,188
Net realized gain (loss)	521,544	26,803,884
Net change in unrealized appreciation (depreciation)	22,936,821	(46,049,773)

Net increase (decrease) in net assets resulting from operations	26,167,995	(11,818,701)

Distributions to shareholders:
Initial Class	—	(81,233)
Service Class	—	(6,560,932)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(6,642,165)

Capital share transactions:
Proceeds from shares sold:
Initial Class	134,396	1,037,304
Service Class	1,299,578	5,135,929

	1,433,974	6,173,233

Dividends and/or distributions reinvested:
Initial Class	—	81,233
Service Class	—	6,560,932

	—	6,642,165

Cost of shares redeemed:
Initial Class	(194,689)	(955,577)
Service Class	(26,589,053)	(63,410,166)

	(26,783,742)	(64,365,743)

Net increase (decrease) in net assets resulting from capital share transactions	(25,349,768)	(51,550,345)

Net increase (decrease) in net assets	818,227	(70,011,211)

Net assets:
Beginning of period/year	379,026,337	449,037,548

End of period/year	$379,844,564	$379,026,337

Capital share transactions - shares:
Shares issued:
Initial Class	11,957	93,522
Service Class	116,943	460,716

	128,900	554,238

Shares reinvested:
Initial Class	—	7,299
Service Class	—	592,676

	—	599,975

Shares redeemed:
Initial Class	(17,196)	(85,668)
Service Class	(2,374,599)	(5,739,329)

	(2,391,795)	(5,824,997)

Net increase (decrease) in shares outstanding:
Initial Class	(5,239)	15,153
Service Class	(2,257,656)	(4,685,937)

	(2,262,895)	(4,670,784)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.82		$11.32	$10.32	$10.18		$10.85	$11.01

Investment operations:
Net investment income (loss)(A)	0.09		0.23	0.19	0.19	(B)	0.16	0.15
Net realized and unrealized gain (loss)	0.69		(0.52)	1.03	0.11		(0.39)	0.29

Total investment operations	0.78		(0.29)	1.22	0.30		(0.23)	0.44

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.22)	(0.16)		(0.13)	(0.14)
Net realized gains	—		—	—	—		(0.31)	(0.46)

Total dividends and/or distributions to shareholders	—		(0.21)	(0.22)	(0.16)		(0.44)	(0.60)

Net asset value, end of period/year	$11.60		$10.82	$11.32	$10.32		$10.18	$10.85

Total return	7.21	%(C)	(2.61)%	11.92%	2.87%		(2.13)%	3.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,437		$4,195	$4,218	$4,204		$4,298	$5,747
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.58%	0.58%		0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.59	%(E)	0.58%	0.58%	0.57	%(B)	0.59%	0.58%
Net investment income (loss) to average net assets	1.70	%(E)	2.07%	1.73%	1.87	%(B)	1.49%	1.33%
Portfolio turnover rate	66	%(C)	135%	3%	143%		240%	158%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.75		$11.25	$10.25	$10.11		$10.78	$10.96

Investment operations:
Net investment income (loss)(A)	0.08		0.20	0.16	0.17	(B)	0.13	0.13
Net realized and unrealized gain (loss)	0.68		(0.52)	1.03	0.10		(0.38)	0.27

Total investment operations	0.76		(0.32)	1.19	0.27		(0.25)	0.40

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.19)	(0.13)		(0.11)	(0.12)
Net realized gains	—		—	—	—		(0.31)	(0.46)

Total dividends and/or distributions to shareholders	—		(0.18)	(0.19)	(0.13)		(0.42)	(0.58)

Net asset value, end of period/year	$11.51		$10.75	$11.25	$10.25		$10.11	$10.78

Total return	7.07	%(C)	(2.89)%	11.70%	2.65%		(2.36)%	3.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$375,408		$374,831	$444,820	$457,900		$466,880	$444,972
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.84	%(E)	0.83%	0.83%	0.83%		0.84%	0.83%
Including waiver and/or reimbursement and recapture	0.84	%(E)	0.83%	0.83%	0.82	%(B)	0.84%	0.83%
Net investment income (loss) to average net assets	1.44	%(E)	1.78%	1.47%	1.61	%(B)	1.27%	1.18%
Portfolio turnover rate	66	%(C)	135%	3%	143%		240%	158%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$12,176,750	$—	$—	$—	$12,176,750
Total Borrowings	$12,176,750	$—	$—	$—	$12,176,750

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.61%	May 1, 2020
Service Class	0.86	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 261,113,911	$ 231,704,238

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 380,360,823	$ 12,101,932	$ (142)	$ 12,101,790

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,066.30	$2.97	$1,021.90	$2.91	0.58%
Service Class	1,000.00	1,065.00	4.25	1,020.70	4.16	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	32.3%
U.S. Fixed Income Funds	26.5
Repurchase Agreement	24.3
International Equity Funds	12.9
Other Investment Company	9.1
International Fixed Income Fund	4.1
Net Other Assets (Liabilities)	(9.2)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 75.8%
International Equity Funds - 12.9%
iShares Edge MSCI Min Vol EAFE ETF (A)	54,717	$ 3,974,643
Vanguard FTSE All-World ex-US ETF	1,096,798	55,925,730
Vanguard Total International Stock ETF (A)	378,867	19,985,234

		79,885,607

International Fixed Income Fund - 4.1%
Vanguard Total International Bond ETF	441,809	25,315,656

U.S. Equity Funds - 32.3%
iShares Core S&P 500 ETF	122,112	35,992,512
iShares Edge MSCI Min Vol USA ETF	64,584	3,986,770
iShares Russell 1000 ETF (A)	884,927	144,057,267
Vanguard Small-Cap Growth ETF (A)	65,627	12,220,404
Vanguard Small-Cap Value ETF (A)	31,004	4,047,262

		200,304,215

U.S. Fixed Income Funds - 26.5%
iShares Core U.S. Aggregate Bond ETF	283,071	31,519,956
iShares TIPS Bond ETF	54,268	6,267,411
SPDR Bloomberg Barclays Convertible Securities ETF (A)	239,298	12,651,685
Vanguard Total Bond Market ETF	1,367,651	113,610,769

		164,049,821

Total Exchange-Traded Funds (Cost $457,213,957)		469,555,299

	Shares	Value
OTHER INVESTMENT COMPANY - 9.1%
Securities Lending Collateral - 9.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	56,636,408	$ 56,636,408

Total Other Investment Company (Cost $56,636,408)		56,636,408

	Principal	Value
REPURCHASE AGREEMENT - 24.3%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $150,885,209 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $153,884,650.	$ 150,866,979	150,866,979

Total Repurchase Agreement (Cost $150,866,979)		150,866,979

Total Investments (Cost $664,717,344)		677,058,686
Net Other Assets (Liabilities) - (9.2)%		(57,199,276)

Net Assets - 100.0%		$ 619,859,410

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$469,555,299	$—	$—	$469,555,299
Other Investment Company	56,636,408	—	—	56,636,408
Repurchase Agreement	—	150,866,979	—	150,866,979

Total Investments	$526,191,707	$150,866,979	$—	$677,058,686

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,417,733. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $513,850,365) (including securities loaned of $55,417,733)	$526,191,707
Repurchase agreement, at value (cost $150,866,979)	150,866,979
Cash	16,581
Receivables and other assets:
Net income from securities lending	18,637
Dividends and/or distributions	38,728
Interest	6,077
Prepaid expenses	2,303

Total assets	677,141,012

Liabilities:
Cash collateral received upon return of:
Securities on loan	56,636,408
Payables and other liabilities:
Shares of beneficial interest redeemed	190,214
Investment management fees	260,016
Distribution and service fees	112,829
Transfer agent costs	1,897
Trustees, CCO and deferred compensation fees	4,227
Audit and tax fees	14,608
Custody fees	8,836
Legal fees	9,944
Printing and shareholder reports fees	32,223
Other accrued expenses	10,400

Total liabilities	57,281,602

Net assets	$619,859,410

Net assets consist of:
Capital stock ($0.01 par value)	$518,081
Additional paid-in capital	567,951,726
Total distributable earnings (accumulated losses)	51,389,603

Net assets	$619,859,410

Net assets by class:
Initial Class	$28,476,655
Service Class	591,382,755

Shares outstanding:
Initial Class	2,359,744
Service Class	49,448,382

Net asset value and offering price per share:
Initial Class	$12.07
Service Class	11.96

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,827,745
Interest income from unaffiliated investments	1,805,058
Net income from securities lending	129,938

Total investment income	6,762,741

Expenses:
Investment management fees	1,694,179
Distribution and service fees:
Service Class	735,354
Transfer agent costs	4,809
Trustees, CCO and deferred compensation fees	9,769
Audit and tax fees	13,737
Custody fees	6,309
Legal fees	17,231
Printing and shareholder reports fees	18,510
Other	20,268

Total expenses	2,520,166

Net investment income (loss)	4,242,575

Net realized gain (loss) on:
Unaffiliated investments	(5,646,144)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	40,737,284

Net realized and change in unrealized gain (loss)	35,091,140

Net increase (decrease) in net assets resulting from operations	$39,333,715

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$4,242,575	$10,284,143
Net realized gain (loss)	(5,646,144)	96,814,258
Net change in unrealized appreciation (depreciation)	40,737,284	(147,285,757)

Net increase (decrease) in net assets resulting from operations	39,333,715	(40,187,356)

Distributions to shareholders:
Initial Class	—	(469,859)
Service Class	—	(8,821,743)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(9,291,602)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,910,961	1,138,016
Service Class	1,396,135	10,634,970

	4,307,096	11,772,986

Dividends and/or distributions reinvested:
Initial Class	—	469,859
Service Class	—	8,821,743

	—	9,291,602

Cost of shares redeemed:
Initial Class	(3,868,636)	(3,514,840)
Service Class	(41,225,560)	(91,458,868)

	(45,094,196)	(94,973,708)

Net increase (decrease) in net assets resulting from capital share transactions	(40,787,100)	(73,909,120)

Net increase (decrease) in net assets	(1,453,385)	(123,388,078)

Net assets:
Beginning of period/year	621,312,795	744,700,873

End of period/year	$619,859,410	$621,312,795

Capital share transactions - shares:
Shares issued:
Initial Class	252,408	95,715
Service Class	119,188	867,208

	371,596	962,923

Shares reinvested:
Initial Class	—	39,025
Service Class	—	737,604

	—	776,629

Shares redeemed:
Initial Class	(328,414)	(294,316)
Service Class	(3,520,235)	(7,694,408)

	(3,848,649)	(7,988,724)

Net increase (decrease) in shares outstanding:
Initial Class	(76,006)	(159,576)
Service Class	(3,401,047)	(6,089,596)

	(3,477,053)	(6,249,172)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.32		$12.19	$10.27	$10.17		$11.70	$11.90

Investment operations:
Net investment income (loss) (A)	0.09		0.21	0.18	0.15	(B)	0.14	0.17
Net realized and unrealized gain (loss)	0.66		(0.89)	1.91	0.09		(0.87)	0.24

Total investment operations	0.75		(0.68)	2.09	0.24		(0.73)	0.41

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.17)	(0.14)		(0.14)	(0.10)
Net realized gains	—		—	—	—		(0.66)	(0.51)

Total dividends and/or distributions to shareholders	—		(0.19)	(0.17)	(0.14)		(0.80)	(0.61)

Net asset value, end of period/year	$12.07		$11.32	$12.19	$10.27		$10.17	$11.70

Total return	6.63	%(C)	(5.67)%	20.55%	2.32%		(6.38)%	3.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,477		$27,579	$31,642	$28,226		$30,709	$34,540
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.58	%(E)	0.57%	0.57%	0.57%		0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.58	%(E)	0.57%	0.57%	0.56	%(B)	0.58%	0.57%
Net investment income (loss) to average net assets	1.61	%(E)	1.72%	1.57%	1.51	%(B)	1.22%	1.39%
Portfolio turnover rate	88	%(C)	323%	23%	212%		454%	344%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.23		$12.10	$10.19	$10.10		$11.62	$11.83

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.15	0.13	(B)	0.11	0.14
Net realized and unrealized gain (loss)	0.65		(0.88)	1.91	0.07		(0.86)	0.25

Total investment operations	0.73		(0.71)	2.06	0.20		(0.75)	0.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.15)	(0.11)		(0.11)	(0.09)
Net realized gains	—		—	—	—		(0.66)	(0.51)

Total dividends and/or distributions to shareholders	—		(0.16)	(0.15)	(0.11)		(0.77)	(0.60)

Net asset value, end of period/year	$11.96		$11.23	$12.10	$10.19		$10.10	$11.62

Total return	6.50	%(C)	(5.95)%	20.30%	1.97%		(6.53)%	3.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$591,382		$593,734	$713,059	$648,780		$710,709	$713,097
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.83	%(E)	0.82%	0.82%	0.82%		0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.82%	0.82%	0.81	%(B)	0.83%	0.82%
Net investment income (loss) to average net assets	1.36	%(E)	1.45%	1.31%	1.26	%(B)	1.00%	1.21%
Portfolio turnover rate	88	%(C)	323%	23%	212%		454%	344%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$56,636,408	$—	$—	$—	$56,636,408
Total Borrowings	$56,636,408	$—	$—	$—	$56,636,408

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.67%	May 1, 2020
Service Class	0.92	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 445,231,523	$ 392,147,401

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 664,717,344	$ 12,550,972	$ (209,630)	$ 12,341,342

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,072.20	$2.88	$1,022.00	$2.81	0.56%
Service Class	1,000.00	1,070.10	4.16	1,020.80	4.06	0.81

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Portfolio invests. The annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	44.5%
U.S. Equity Funds	27.1
Other Investment Company	13.9
International Equity Funds	11.5
Repurchase Agreement	10.8
International Fixed Income Fund	6.1
Net Other Assets (Liabilities)	(13.9)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 89.2%
International Equity Funds - 11.5%
iShares Edge MSCI Min Vol EAFE ETF (A)	152,966	$ 11,111,450
Vanguard FTSE All-World ex-US ETF (A)	2,408,915	122,830,576
Vanguard Total International Stock ETF (A)	635,461	33,520,568

		167,462,594

International Fixed Income Fund - 6.1%
Vanguard Total International Bond ETF (A)	1,539,267	88,199,999

U.S. Equity Funds - 27.1%
iShares Core S&P 500 ETF	227,561	67,073,605
iShares Edge MSCI Min Vol USA ETF (A)	180,570	11,146,586
iShares Russell 1000 ETF (A)	1,718,246	279,713,266
Vanguard Small-Cap Growth ETF (A)	122,313	22,775,904
Vanguard Small-Cap Value ETF (A)	86,655	11,311,944

		392,021,305

U.S. Fixed Income Funds - 44.5%
iShares Core U.S. Aggregate Bond ETF	1,052,071	117,148,106
iShares TIPS Bond ETF	252,216	29,128,426
SPDR Bloomberg Barclays Convertible Securities ETF (A)	833,842	44,085,226
Vanguard Total Bond Market ETF	5,471,388	454,508,201

		644,869,959

Total Exchange-Traded Funds (Cost $1,252,665,900)		1,292,553,857

	Shares	Value
OTHER INVESTMENT COMPANY - 13.9%
Securities Lending Collateral - 13.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (B)	200,542,343	$ 200,542,343

Total Other Investment Company (Cost $200,542,343)		200,542,343

	Principal	Value
REPURCHASE AGREEMENT - 10.8%
Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $155,830,592 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $158,929,887.	$ 155,811,764	155,811,764

Total Repurchase Agreement (Cost $155,811,764)		155,811,764

Total Investments (Cost $1,609,020,007)		1,648,907,964
Net Other Assets (Liabilities) - (13.9)%		(201,692,242)

Net Assets - 100.0%		$ 1,447,215,722

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,292,553,857	$—	$—	$1,292,553,857
Other Investment Company	200,542,343	—	—	200,542,343
Repurchase Agreement	—	155,811,764	—	155,811,764

Total Investments	$1,493,096,200	$155,811,764	$—	$1,648,907,964

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $196,259,519. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2019.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,453,208,243) (including securities loaned of $196,259,519)	$1,493,096,200
Repurchase agreement, at value (cost $155,811,764)	155,811,764
Receivables and other assets:
Net income from securities lending	36,837
Shares of beneficial interest sold	143
Dividends and/or distributions	114,734
Interest	6,276
Prepaid expenses	5,674

Total assets	1,649,071,628

Liabilities:
Cash collateral received upon return of:
Securities on loan	200,542,343
Payables and other liabilities:
Shares of beneficial interest redeemed	312,284
Investment management fees	594,355
Distribution and service fees	275,667
Transfer agent costs	4,100
Trustees, CCO and deferred compensation fees	9,449
Audit and tax fees	22,670
Custody fees	14,274
Legal fees	20,614
Printing and shareholder reports fees	36,361
Other accrued expenses	23,789

Total liabilities	201,855,906

Net assets	$1,447,215,722

Net assets consist of:
Capital stock ($0.01 par value)	$1,185,523
Additional paid-in capital	1,309,866,573
Total distributable earnings (accumulated losses)	136,163,626

Net assets	$1,447,215,722

Net assets by class:
Initial Class	$2,625,745
Service Class	1,444,589,977

Shares outstanding:
Initial Class	212,979
Service Class	118,339,291

Net asset value and offering price per share:
Initial Class	$12.33
Service Class	12.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$13,480,251
Interest income from unaffiliated investments	2,196,581
Net income from securities lending	234,445

Total investment income	15,911,277

Expenses:
Investment management fees	3,821,731
Distribution and service fees:
Service Class	1,772,936
Transfer agent costs	10,871
Trustees, CCO and deferred compensation fees	22,321
Audit and tax fees	20,974
Custody fees	12,503
Legal fees	37,931
Printing and shareholder reports fees	22,735
Other	43,072

Total expenses	5,765,074

Net investment income (loss)	10,146,203

Net realized gain (loss) on:
Unaffiliated investments	(5,840,937)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	93,845,591

Net realized and change in unrealized gain (loss)	88,004,654

Net increase (decrease) in net assets resulting from operations	$98,150,857

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$10,146,203	$25,986,063
Net realized gain (loss)	(5,840,937)	150,862,797
Net change in unrealized appreciation (depreciation)	93,845,591	(240,802,745)

Net increase (decrease) in net assets resulting from operations	98,150,857	(63,953,885)

Distributions to shareholders:
Initial Class	—	(44,708)
Service Class	—	(22,229,667)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(22,274,375)

Capital share transactions:
Proceeds from shares sold:
Initial Class	149,684	378,838
Service Class	3,111,514	16,742,036

	3,261,198	17,120,874

Dividends and/or distributions reinvested:
Initial Class	—	44,708
Service Class	—	22,229,667

	—	22,274,375

Cost of shares redeemed:
Initial Class	(153,646)	(408,660)
Service Class	(77,171,847)	(145,944,627)

	(77,325,493)	(146,353,287)

Net increase (decrease) in net assets resulting from capital share transactions	(74,064,295)	(106,958,038)

Net increase (decrease) in net assets	24,086,562	(193,186,298)

Net assets:
Beginning of period/year	1,423,129,160	1,616,315,458

End of period/year	$1,447,215,722	$1,423,129,160

Capital share transactions - shares:
Shares issued:
Initial Class	12,423	31,710
Service Class	264,100	1,404,429

	276,523	1,436,139

Shares reinvested:
Initial Class	—	3,719
Service Class	—	1,864,905

	—	1,868,624

Shares redeemed:
Initial Class	(12,793)	(33,979)
Service Class	(6,485,011)	(12,285,541)

	(6,497,804)	(12,319,520)

Net increase (decrease) in shares outstanding:
Initial Class	(370)	1,450
Service Class	(6,220,911)	(9,016,207)

	(6,221,281)	(9,014,757)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.50		$12.18	$10.72	$10.62		$11.68	$11.59

Investment operations:
Net investment income (loss) (A)	0.10		0.23	0.19	0.19	(B)	0.16	0.17
Net realized and unrealized gain (loss)	0.73		(0.71)	1.48	0.07		(0.63)	0.28

Total investment operations	0.83		(0.48)	1.67	0.26		(0.47)	0.45

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.21)	(0.16)		(0.13)	(0.09)
Net realized gains	—		—	—	—		(0.46)	(0.27)

Total dividends and/or distributions to shareholders	—		(0.20)	(0.21)	(0.16)		(0.59)	(0.36)

Net asset value, end of period/year	$12.33		$11.50	$12.18	$10.72		$10.62	$11.68

Total return	7.22	%(C)	(3.98)%	15.71%	2.43%		(4.05)%	3.88%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,626		$2,454	$2,582	$2,653		$2,788	$3,150
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.56%	0.56%	0.55%		0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.56	%(E)	0.56%	0.56%	0.55	%(B)	0.57%	0.57%
Net investment income (loss) to average net assets	1.68	%(E)	1.95%	1.65%	1.75	%(B)	1.38%	1.41%
Portfolio turnover rate	67	%(C)	214%	18%	165%		330%	210%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.41		$12.08	$10.63	$10.53		$11.59	$11.52

Investment operations:
Net investment income (loss) (A)	0.08		0.20	0.16	0.16	(B)	0.13	0.15
Net realized and unrealized gain (loss)	0.72		(0.70)	1.47	0.07		(0.62)	0.26

Total investment operations	0.80		(0.50)	1.63	0.23		(0.49)	0.41

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.18)	(0.13)		(0.11)	(0.07)
Net realized gains	—		—	—	—		(0.46)	(0.27)

Total dividends and/or distributions to shareholders	—		(0.17)	(0.18)	(0.13)		(0.57)	(0.34)

Net asset value, end of period/year	$12.21		$11.41	$12.08	$10.63		$10.53	$11.59

Total return	7.01	%(C)	(4.17)%	15.44%	2.18%		(4.28)%	3.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,444,590		$1,420,675	$1,613,733	$1,541,231		$1,637,702	$1,690,334
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.81%	0.80%		0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.81%	0.81%	0.80	%(B)	0.82%	0.82%
Net investment income (loss) to average net assets	1.43	%(E)	1.68%	1.42%	1.50	%(B)	1.15%	1.26%
Portfolio turnover rate	67	%(C)	214%	18%	165%		330%	210%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica QS Investors Active Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$200,542,343	$—	$—	$—	$200,542,343
Total Borrowings	$200,542,343	$—	$—	$—	$200,542,343

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $50 million	0.58%
Over $50 million up to $250 million	0.56
Over $250 million up to $1 billion	0.54
Over $1 billion up to $1.5 billion	0.52
Over $1.5 billion up to $2.5 billion	0.51
Over $2.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.68%	May 1, 2020
Service Class	0.93	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 938,315,764	$ 817,944,845

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,609,020,007	$ 40,013,869	$ (125,912)	$ 39,887,957

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

10. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica QS Investors Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and QS Investors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica QS Investors Active Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,167.20	$4.46	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,165.30	5.80	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Repurchase Agreement	3.5
Other Investment Company	1.2
Net Other Assets (Liabilities)	(1.0)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (A)	38,600	$ 1,728,122
Cubic Corp.	28,000	1,805,440
Curtiss-Wright Corp.	11,000	1,398,430
Elbit Systems, Ltd. (B)	10,700	1,599,757

		6,531,749

Airlines - 1.7%
Alaska Air Group, Inc.	90,400	5,777,464
JetBlue Airways Corp. (A)	164,800	3,047,152

		8,824,616

Auto Components - 0.8%
Dana, Inc.	54,500	1,086,730
Gentex Corp.	22,000	541,420
Stoneridge, Inc. (A)	46,400	1,463,920
Visteon Corp. (A)	23,300	1,364,914

		4,456,984

Banks - 6.0%
Atlantic Union Bankshares Corp.	37,000	1,307,210
Bank of Princeton	26,300	789,000
Berkshire Hills Bancorp, Inc.	67,862	2,130,188
CIT Group, Inc.	108,200	5,684,828
Evans Bancorp, Inc.	3,000	113,190
First Citizens BancShares, Inc., Class A	11,407	5,136,230
First Community Bankshares, Inc.	62,954	2,125,327
First Republic Bank	5,200	507,780
Hanmi Financial Corp.	56,000	1,247,120
Hope Bancorp, Inc.	75,572	1,041,382
Lakeland Bancorp, Inc.	135,500	2,188,325
Sandy Spring Bancorp, Inc.	68,000	2,371,840
Sterling Bancorp	91,600	1,949,248
Umpqua Holdings Corp.	100,000	1,659,000
United Community Banks, Inc.	61,000	1,742,160
Washington Trust Bancorp, Inc.	22,803	1,189,861
Webster Financial Corp.	15,600	745,212

		31,927,901

Beverages - 1.4%
Molson Coors Brewing Co., Class B	132,900	7,442,400

Biotechnology - 0.8%
United Therapeutics Corp. (A)	53,100	4,144,986

Building Products - 1.2%
American Woodmark Corp. (A)	11,000	930,820
Continental Building Products, Inc. (A)	107,500	2,856,275
Gibraltar Industries, Inc. (A)	10,900	439,924
Insteel Industries, Inc.	17,800	370,596
Masonite International Corp. (A)	12,800	674,304
PGT Innovations, Inc. (A)	73,600	1,230,592

		6,502,511

Capital Markets - 1.9%
E*TRADE Financial Corp.	109,026	4,862,560
Legg Mason, Inc.	45,200	1,730,256
Piper Jaffray Cos.	21,100	1,567,097
Stifel Financial Corp.	29,400	1,736,364
Waddell & Reed Financial, Inc., Class A	4,600	76,682

		9,972,959

Chemicals - 1.8%
Chase Corp.	4,700	505,908

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Corteva, Inc. (A)	88,900	$ 2,628,773
Huntsman Corp.	40,800	833,952
Methanex Corp.	22,000	1,000,120
PPG Industries, Inc.	29,100	3,396,261
Trinseo SA	27,700	1,172,818

		9,537,832

Commercial Services & Supplies - 1.1%
Knoll, Inc.	48,700	1,119,126
Stericycle, Inc. (A)	53,600	2,559,400
Tetra Tech, Inc.	28,300	2,222,965

		5,901,491

Communications Equipment - 0.5%
KVH Industries, Inc. (A)	189,282	2,057,495
NETGEAR, Inc. (A)	22,150	560,174

		2,617,669

Construction & Engineering - 1.3%
Comfort Systems, Inc.	42,800	2,182,372
EMCOR Group, Inc.	34,200	3,013,020
Granite Construction, Inc.	33,500	1,614,030

		6,809,422

Construction Materials - 0.3%
US Concrete, Inc. (A)	28,700	1,426,103

Consumer Finance - 0.6%
Ally Financial, Inc.	103,700	3,213,663

Distributors - 1.1%
LKQ Corp. (A)	214,200	5,699,862

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	34,400	1,017,552
K12, Inc. (A)	16,800	510,888

		1,528,440

Diversified Financial Services - 0.9%
Jefferies Financial Group, Inc.	249,600	4,799,808

Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc., Class A (A)	51,600	3,171,336

Electric Utilities - 3.6%
Alliant Energy Corp.	79,500	3,901,860
FirstEnergy Corp.	184,700	7,907,007
PPL Corp.	240,400	7,454,804

		19,263,671

Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,450	613,699
LSI Industries, Inc.	78,000	284,700
Regal Beloit Corp.	26,600	2,173,486

		3,071,885

Electronic Equipment, Instruments & Components - 1.2%
Coherent, Inc. (A)	6,350	865,949
Control4 Corp. (A)	100,000	2,375,000
Daktronics, Inc.	16,200	99,954
Methode Electronics, Inc.	57,000	1,628,490
Vishay Intertechnology, Inc.	78,500	1,296,820

		6,266,213

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	21,400	1,083,268

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.2%
Lions Gate Entertainment Corp., Class B	75,679	$ 878,633
Viacom, Inc., Class B	184,600	5,514,002

		6,392,635

Equity Real Estate Investment Trusts - 6.9%
Apple Hospitality, Inc. REIT	109,000	1,728,740
Brandywine Realty Trust	103,400	1,480,688
Brixmor Property Group, Inc.	223,500	3,996,180
Chatham Lodging Trust	21,500	405,705
Colony Capital, Inc.	803,600	4,018,000
Community Healthcare Trust, Inc.	55,800	2,199,078
DiamondRock Hospitality Co.	194,000	2,005,960
Gaming and Leisure Properties, Inc.	82,400	3,211,952
JBG SMITH Properties	113,800	4,476,892
Lexington Realty Trust	211,000	1,985,510
Outfront Media, Inc.	44,500	1,147,655
Physicians Realty Trust	107,500	1,874,800
Piedmont Office Realty Trust, Inc., Class A	40,000	797,200
Sabra Health Care, Inc. REIT	67,000	1,319,230
Summit Hotel Properties, Inc.	177,500	2,035,925
VEREIT, Inc.	418,400	3,769,784

		36,453,299

Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	20,670	3,224,313
US Foods Holding Corp. (A)	158,700	5,675,112

		8,899,425

Food Products - 3.2%
General Mills, Inc.	97,800	5,136,456
J.M. Smucker Co.	20,300	2,338,357
Kellogg Co.	44,900	2,405,293
Post Holdings, Inc. (A)	66,768	6,941,869

		16,821,975

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	29,700	584,793
Meridian Bioscience, Inc.	111,500	1,324,620
OraSure Technologies, Inc. (A)	121,500	1,127,520
Zimmer Biomet Holdings, Inc.	48,200	5,675,068

		8,712,001

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	87,300	7,443,198
AMN Healthcare Services, Inc. (A)	26,800	1,453,900
Cardinal Health, Inc.	104,392	4,916,863
Cross Country Healthcare, Inc. (A)	161,500	1,514,870
DaVita, Inc. (A)	47,000	2,644,220
Encompass Health Corp.	32,000	2,027,520
Laboratory Corp. of America Holdings (A)	41,700	7,209,930
Tivity Health, Inc. (A)	1	17

		27,210,518

Health Care Technology - 0.2%
Omnicell, Inc. (A)	9,700	834,491

Hotels, Restaurants & Leisure - 2.1%
Aramark	163,800	5,906,628
Bloomin’ Brands, Inc.	42,000	794,220
Churchill Downs, Inc.	20,000	2,301,400
Stars Group, Inc. (A) (B)	129,600	2,212,272

		11,214,520

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.7%
Ethan Allen Interiors, Inc.	9,300	$ 195,858
Helen of Troy, Ltd. (A)	12,700	1,658,493
La-Z-Boy, Inc.	44,000	1,349,040
Turtle Beach Corp. (A) (B)	45,800	529,448

		3,732,839

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	21,600	1,161,432

Insurance - 8.7%
Alleghany Corp. (A)	9,200	6,266,212
Allstate Corp.	62,500	6,355,625
Arch Capital Group, Ltd. (A)	176,100	6,529,788
Fidelity National Financial, Inc.	160,083	6,451,345
Loews Corp.	107,000	5,849,690
Markel Corp. (A)	4,200	4,576,320
Selective Insurance Group, Inc.	41,283	3,091,684
United Fire Group, Inc.	48,239	2,337,662
Willis Towers Watson PLC	25,300	4,845,962

		46,304,288

Interactive Media & Services - 0.3%
IAC/InterActiveCorp (A)	6,000	1,305,180

Internet & Direct Marketing Retail - 1.8%
Liberty Expedia Holdings, Inc., Class A (A)	112,400	5,371,596
Qurate Retail, Inc. (A)	331,000	4,101,090

		9,472,686

IT Services - 0.8%
KBR, Inc.	89,000	2,219,660
Leidos Holdings, Inc.	23,500	1,876,475

		4,096,135

Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (A)	59,300	1,161,687

Machinery - 2.8%
Altra Industrial Motion Corp.	47,800	1,715,064
Columbus McKinnon Corp.	45,013	1,889,196
Douglas Dynamics, Inc.	37,000	1,472,230
Gencor Industries, Inc. (A)	84,500	1,098,500
Mueller Industries, Inc.	31,500	922,005
Oshkosh Corp.	16,000	1,335,840
Trinity Industries, Inc.	247,800	5,141,850
Watts Water Technologies, Inc., Class A	14,350	1,337,133

		14,911,818

Media - 4.1%
Discovery, Inc., Class C (A)	170,844	4,860,512
DISH Network Corp., Class A (A)	120,900	4,643,769
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	110,944	4,213,653
MSG Networks, Inc., Class A (A)	116,000	2,405,840
News Corp., Class A	422,600	5,700,874

		21,824,648

Metals & Mining - 0.7%
Commercial Metals Co.	92,800	1,656,480
Kaiser Aluminum Corp.	15,000	1,464,150
Schnitzer Steel Industries, Inc., Class A	21,100	552,187
TimkenSteel Corp. (A)	29,700	241,461

		3,914,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	1,073,689	$ 9,802,781

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	312,200	8,938,286
NorthWestern Corp.	44,450	3,207,067

		12,145,353

Multiline Retail - 0.6%
Dollar Tree, Inc. (A)	29,100	3,125,049

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (A) (B)	613,400	3,392,102
Callon Petroleum Co. (A) (B)	128,500	846,815
Delek Holdings, Inc.	35,594	1,442,269
Diamondback Energy, Inc.	14,359	1,564,700
EQT Corp.	275,400	4,354,074
Gulfport Energy Corp. (A)	73,100	358,921
Magnolia Oil & Gas Corp., Class A (A) (B)	105,000	1,215,900
REX American Resources Corp. (A)	19,400	1,414,260
Whiting Petroleum Corp. (A) (B)	43,900	820,052
Williams Cos., Inc.	215,600	6,045,424

		21,454,517

Paper & Forest Products - 0.6%
Domtar Corp.	37,000	1,647,610
Mercer International, Inc.	37,300	577,031
P.H. Glatfelter Co.	46,500	784,920

		3,009,561

Personal Products - 0.4%
Coty, Inc., Class A	175,900	2,357,060

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	8,100	1,154,736
Perrigo Co. PLC	68,500	3,261,970

		4,416,706

Professional Services - 1.7%
ASGN, Inc. (A)	30,500	1,848,300
FTI Consulting, Inc. (A)	11,800	989,312
Heidrick & Struggles International, Inc.	46,050	1,380,118
ICF International, Inc.	31,000	2,256,800
Nielsen Holdings PLC	101,100	2,284,860

		8,759,390

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	152,000	1,364,960

Road & Rail - 0.3%
AMERCO	4,000	1,514,200

Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	58,400	2,622,744
AXT, Inc. (A)	136,000	538,560
Brooks Automation, Inc.	35,000	1,356,250
Cohu, Inc.	110,921	1,711,511
Entegris, Inc.	47,300	1,765,236
KLA-Tencor Corp.	11,615	1,372,893
MKS Instruments, Inc.	22,050	1,717,475
Qorvo, Inc. (A)	57,800	3,850,058
Silicon Motion Technology Corp., ADR	34,800	1,544,424
Universal Display Corp.	9,800	1,842,988

		18,322,139

	Shares	Value
COMMON STOCKS (continued)
Software - 1.4%
CDK Global, Inc.	133,400	$ 6,595,296
LogMeIn, Inc.	13,150	968,892

		7,564,188

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A	65,400	1,049,016
American Eagle Outfitters, Inc.	123,200	2,082,080
Caleres, Inc.	9,600	191,232
Foot Locker, Inc.	134,750	5,648,720
L Brands, Inc.	90,300	2,356,830
Urban Outfitters, Inc. (A)	63,000	1,433,250
Williams-Sonoma, Inc. (B)	25,250	1,641,250

		14,402,378

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	104,300	3,243,730

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings, Ltd. (A)	57,250	1,985,430
Deckers Outdoor Corp. (A)	9,550	1,680,513
Steven Madden, Ltd.	51,000	1,731,450

		5,397,393

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	75,500	1,433,745
Oritani Financial Corp.	23,100	409,794
Provident Financial Services, Inc.	58,500	1,418,625
TrustCo Bank Corp.	110,000	871,200
United Financial Bancorp, Inc.	138,581	1,965,079
Washington Federal, Inc.	83,000	2,899,190

		8,997,633

Trading Companies & Distributors - 1.0%
AerCap Holdings NV (A)	99,100	5,154,191

Total Common Stocks (Cost $452,655,585)		509,649,853

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	6,497,195	6,497,195

Total Other Investment Company (Cost $6,497,195)		6,497,195

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $18,698,716 on 07/01/2019. Collateralized by U.S. Government Obligations, 1.13% -2.88%, due 09/30/2021 - 10/15/2021, and with a total value of $19,079,326.	$ 18,696,457	18,696,457

Total Repurchase Agreement (Cost $18,696,457)		18,696,457

Total Investments (Cost $477,849,237)		534,843,505
Net Other Assets (Liabilities) - (1.0)%		(5,181,671)

Net Assets - 100.0%		$ 529,661,834

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$509,649,853	$—	$—	$509,649,853
Other Investment Company	6,497,195	—	—	6,497,195
Repurchase Agreement	—	18,696,457	—	18,696,457

Total Investments	$516,147,048	$18,696,457	$—	$534,843,505

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,321,516. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $459,152,780) (including securities loaned of $6,321,516)	$516,147,048
Repurchase agreement, at value (cost $18,696,457)	18,696,457
Cash	21,988
Receivables and other assets:
Investments sold	2,115,801
Shares of beneficial interest sold	442,421
Dividends and/or distributions	824,381
Interest	753
Prepaid expenses	1,676

Total assets	538,250,525

Liabilities:
Cash collateral received upon return of:
Securities on loan	6,497,195
Payables and other liabilities:
Investments purchased	1,418,089
Shares of beneficial interest redeemed	156,437
Investment management fees	311,833
Distribution and service fees	36,262
Transfer agent costs	1,535
Trustees, CCO and deferred compensation fees	3,359
Audit and tax fees	13,789
Custody fees	35,913
Legal fees	7,885
Printing and shareholder reports fees	69,176
Other accrued expenses	37,218

Total liabilities	8,588,691

Net assets	$529,661,834

Net assets consist of:
Capital stock ($0.01 par value)	$268,180
Additional paid-in capital	428,778,270
Total distributable earnings (accumulated losses)	100,615,384

Net assets	$529,661,834

Net assets by class:
Initial Class	$334,803,739
Service Class	194,858,095

Shares outstanding:
Initial Class	16,767,888
Service Class	10,050,062

Net asset value and offering price per share:
Initial Class	$19.97
Service Class	19.39

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$4,429,897
Interest income	82,544
Net income from securities lending	22,142
Withholding taxes on foreign income	(4,134)

Total investment income	4,530,449

Expenses:
Investment management fees	2,007,942
Distribution and service fees:
Service Class	229,442
Transfer agent costs	3,890
Trustees, CCO and deferred compensation fees	7,904
Audit and tax fees	12,906
Custody fees	27,370
Legal fees	13,910
Printing and shareholder reports fees	36,895
Other	18,490

Total expenses	2,358,749

Net investment income (loss)	2,171,700

Net realized gain (loss) on:
Investments	5,288,708

Net change in unrealized appreciation (depreciation) on:
Investments	70,055,189

Net realized and change in unrealized gain (loss)	75,343,897

Net increase (decrease) in net assets resulting from operations	$77,515,597

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,171,700	$5,521,874
Net realized gain (loss)	5,288,708	38,505,054
Net change in unrealized appreciation (depreciation)	70,055,189	(104,047,779)

Net increase (decrease) in net assets resulting from operations	77,515,597	(60,020,851)

Distributions to shareholders:
Initial Class	—	(39,716,918)
Service Class	—	(21,053,993)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(60,770,911)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,089,461	17,299,072
Service Class	11,104,335	10,958,427

	15,193,796	28,257,499

Dividends and/or distributions reinvested:
Initial Class	—	39,716,918
Service Class	—	21,053,993

	—	60,770,911

Cost of shares redeemed:
Initial Class	(24,702,395)	(69,461,671)
Service Class	(9,188,832)	(30,391,726)

	(33,891,227)	(99,853,397)

Net increase (decrease) in net assets resulting from capital share transactions	(18,697,431)	(10,824,987)

Net increase (decrease) in net assets	58,818,166	(131,616,749)

Net assets:
Beginning of period/year	470,843,668	602,460,417

End of period/year	$529,661,834	$470,843,668

Capital share transactions - shares:
Shares issued:
Initial Class	209,455	833,867
Service Class	592,100	564,694

	801,555	1,398,561

Shares reinvested:
Initial Class	—	1,921,476
Service Class	—	1,046,421

	—	2,967,897

Shares redeemed:
Initial Class	(1,282,639)	(3,315,061)
Service Class	(487,758)	(1,520,493)

	(1,770,397)	(4,835,554)

Net increase (decrease) in shares outstanding:
Initial Class	(1,073,184)	(559,718)
Service Class	104,342	90,622

	(968,842)	(469,096)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$17.11		$21.51	$20.76	$19.16		$22.68	$23.67

Investment operations:
Net investment income (loss) (A)	0.09		0.22	0.12	0.24	(B)	0.15	0.19
Net realized and unrealized gain (loss)	2.77		(2.28)	2.86	3.57		(0.77)	1.04

Total investment operations	2.86		(2.06)	2.98	3.81		(0.62)	1.23

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.25)	(0.16)		(0.23)	(0.19)
Net realized gains	—		(2.14)	(1.98)	(2.05)		(2.67)	(2.03)

Total dividends and/or distributions to shareholders	—		(2.34)	(2.23)	(2.21)		(2.90)	(2.22)

Net asset value, end of period/year	$19.97		$17.11	$21.51	$20.76		$19.16	$22.68

Total return	16.72	%(C)	(11.46)%	15.55%	21.13%		(2.51)%	5.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$334,804		$305,350	$395,777	$377,647		$436,364	$686,546
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.83%	0.83%	0.87%		0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.83%	0.83%	0.86	%(B)	0.85%	0.85%
Net investment income (loss) to average net assets	0.94	%(D)	1.05%	0.54%	1.27	%(B)	0.67%	0.82%
Portfolio turnover rate	28	%(C)	61%	54%	128%		64%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$16.64		$20.97	$20.30	$18.78		$22.28	$23.31

Investment operations:
Net investment income (loss) (A)	0.06		0.16	0.06	0.21	(B)	0.09	0.13
Net realized and unrealized gain (loss)	2.69		(2.21)	2.80	3.47		(0.74)	1.02

Total investment operations	2.75		(2.05)	2.86	3.68		(0.65)	1.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.21)	(0.11)		(0.18)	(0.15)
Net realized gains	—		(2.14)	(1.98)	(2.05)		(2.67)	(2.03)

Total dividends and/or distributions to shareholders	—		(2.28)	(2.19)	(2.16)		(2.85)	(2.18)

Net asset value, end of period/year	$19.39		$16.64	$20.97	$20.30		$18.78	$22.28

Total return	16.53	%(C)	(11.64)%	15.26%	20.80%		(2.73)%	4.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$194,858		$165,494	$206,683	$188,299		$160,561	$175,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	1.08%	1.08%	1.12%		1.10%	1.10%
Including waiver and/or reimbursement and recapture	1.08	%(D)	1.08%	1.08%	1.10	%(B)	1.10%	1.10%
Net investment income (loss) to average net assets	0.69	%(D)	0.80%	0.29%	1.13	%(B)	0.43%	0.58%
Portfolio turnover rate	28	%(C)	61%	54%	128%		64%	95%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $21,025.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$6,497,195	$—	$—	$—	$6,497,195
Total Borrowings	$6,497,195	$—	$—	$—	$6,497,195

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $350 Million	0.790%
Over $350 Million up to $500 Million	0.780
Over $500 Million up to $750 Million	0.765
Over $750 Million up to $1 Billion	0.755
Over $1 Billion up to $1.5 Billion	0.735
Over $1.5 Billion up to $2 Billion	0.730
Over $2 Billion	0.725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2020
Service Class	1.14	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 138,229,079	$ —	$ 157,074,217	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 477,849,237	$ 81,678,994	$ (24,684,726)	$ 56,994,268

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TS&W”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that from March 22, 2011 until December 4, 2016, Systematic had served as the Portfolio’s sole sub-adviser and had sub-advised the Portfolio pursuant to different investment strategies. The Board noted that on December 4, 2016, TS&W had commenced sub-advising the mid cap sleeve of the Portfolio and Systematic had continued sub-advising the small-cap sleeve of the Portfolio pursuant to the its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,235.00	$4.49	$1,020.80	$4.06	0.81%
Service Class	1,000.00	1,233.30	5.87	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Other Investment Company	2.1
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(2.0)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 4.5%
Aerojet Rocketdyne Holdings, Inc. (A)	159,374	$ 7,135,174
BWX Technologies, Inc.	5,114	266,439
Curtiss-Wright Corp.	40,386	5,134,272
HEICO Corp., Class A	99,915	10,328,214
Hexcel Corp.	66,866	5,408,122
Moog, Inc., Class A	50,899	4,764,655
Teledyne Technologies, Inc. (A)	36,926	10,112,924

		43,149,800

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A) (B)	51,651	2,985,944

Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (A)	20,344	932,162
LCI Industries	24,200	2,178,000
Visteon Corp. (A)	36,657	2,147,367

		5,257,529

Banks - 1.7%
Ameris Bancorp	72,831	2,854,247
Carolina Financial Corp.	69,227	2,429,175
CenterState Bank Corp.	129,581	2,984,250
First Bancorp	91,800	3,343,356
Signature Bank	16,116	1,947,458
Western Alliance Bancorp (A)	49,700	2,222,584

		15,781,070

Beverages - 0.8%
Boston Beer Co., Inc., Class A (A)	11,539	4,358,973
Coca-Cola Consolidated, Inc.	10,900	3,261,825

		7,620,798

Biotechnology - 8.4%
Acadia Pharmaceuticals, Inc. (A)	89,700	2,397,681
Acceleron Pharma, Inc. (A)	33,461	1,374,578
Agios Pharmaceuticals, Inc. (A)	42,848	2,137,258
Aimmune Therapeutics, Inc. (A) (B)	37,586	782,541
Alkermes PLC (A)	24,820	559,443
Alnylam Pharmaceuticals, Inc. (A)	4,700	341,032
Amicus Therapeutics, Inc. (A)	74,937	935,214
Array BioPharma, Inc. (A)	164,204	7,607,571
Bluebird Bio, Inc. (A)	13,500	1,717,200
Blueprint Medicines Corp. (A)	29,949	2,825,089
CRISPR Therapeutics AG (A) (B)	27,212	1,281,685
Emergent BioSolutions, Inc. (A)	68,295	3,299,331
Enanta Pharmaceuticals, Inc. (A)	9,793	826,333
Exact Sciences Corp. (A)	64,166	7,574,155
Exelixis, Inc. (A)	30,000	641,100
FibroGen, Inc. (A)	49,484	2,235,687
Genomic Health, Inc. (A)	37,500	2,181,375
Global Blood Therapeutics, Inc. (A)	28,794	1,514,564
GlycoMimetics, Inc. (A)	36,800	438,656
Immunomedics, Inc. (A) (B)	76,604	1,062,498
Insmed, Inc. (A)	75,700	1,937,920
Ionis Pharmaceuticals, Inc. (A)	17,400	1,118,298
Ironwood Pharmaceuticals, Inc. (A)	79,491	869,632
Ligand Pharmaceuticals, Inc. (A) (B)	28,633	3,268,457
Madrigal Pharmaceuticals, Inc. (A) (B)	4,229	443,242
Mirati Therapeutics, Inc. (A)	18,900	1,946,700
Neurocrine Biosciences, Inc. (A)	24,583	2,075,543
PTC Therapeutics, Inc. (A)	40,500	1,822,500

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Repligen Corp. (A)	49,472	$ 4,252,118
Sage Therapeutics, Inc. (A)	32,226	5,900,258
Sarepta Therapeutics, Inc. (A) (B)	25,539	3,880,651
Seattle Genetics, Inc. (A)	21,275	1,472,443
Spark Therapeutics, Inc. (A)	25,534	2,614,171
Ultragenyx Pharmaceutical, Inc. (A)	36,168	2,296,668
uniQure NV (A)	29,485	2,304,253
Xencor, Inc. (A)	47,153	1,929,972

		79,865,817

Building Products - 1.3%
AAON, Inc.	29,150	1,462,747
Lennox International, Inc.	23,438	6,445,450
Patrick Industries, Inc. (A)	69,818	3,434,347
Resideo Technologies, Inc. (A)	35,500	778,160

		12,120,704

Capital Markets - 2.1%
Cboe Global Markets, Inc.	46,364	4,804,701
E*TRADE Financial Corp.	44,548	1,986,841
FactSet Research Systems, Inc.	6,850	1,962,936
MarketAxess Holdings, Inc.	25,600	8,228,352
MSCI, Inc.	12,927	3,086,838

		20,069,668

Chemicals - 3.3%
AdvanSix, Inc. (A)	57,326	1,400,474
Chase Corp.	31,200	3,358,368
Ingevity Corp. (A)	64,012	6,732,142
Innospec, Inc.	52,218	4,764,370
Minerals Technologies, Inc.	28,053	1,501,116
NewMarket Corp.	6,600	2,646,204
PolyOne Corp.	67,137	2,107,431
Quaker Chemical Corp.	22,000	4,463,360
Scotts Miracle-Gro Co.	28,700	2,826,950
Stepan Co.	16,200	1,488,942

		31,289,357

Commercial Services & Supplies - 2.3%
Advanced Disposal Services, Inc. (A)	104,370	3,330,447
Casella Waste Systems, Inc., Class A (A)	160,984	6,379,796
Healthcare Services Group, Inc. (B)	33,544	1,017,054
Rollins, Inc.	131,382	4,712,672
UniFirst Corp.	21,000	3,959,970
US Ecology, Inc.	45,950	2,735,863

		22,135,802

Communications Equipment - 0.5%
NetScout Systems, Inc. (A)	6,200	157,418
Plantronics, Inc.	28,700	1,063,048
Ubiquiti Networks, Inc. (B)	24,800	3,261,200

		4,481,666

Construction Materials - 0.4%
Eagle Materials, Inc.	38,200	3,541,140

Consumer Finance - 0.5%
Green Dot Corp., Class A (A)	41,500	2,029,350
PRA Group, Inc. (A)	32,700	920,178
SLM Corp.	196,147	1,906,549

		4,856,077

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.6%
Berry Global Group, Inc. (A)	102,174	$ 5,373,331

Distributors - 0.8%
Pool Corp.	41,707	7,966,037

Diversified Consumer Services - 3.7%
Bright Horizons Family Solutions, Inc. (A)	68,321	10,307,590
frontdoor, Inc. (A)	62,900	2,739,295
Grand Canyon Education, Inc. (A)	46,300	5,418,026
Service Corp. International	139,372	6,519,822
ServiceMaster Global Holdings, Inc. (A)	118,901	6,193,553
Strategic Education, Inc.	17,244	3,069,432
Weight Watchers International, Inc. (A)	31,000	592,100

		34,839,818

Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc., Class A (A)	65,334	4,015,428

Electrical Equipment - 0.5%
Atkore International Group, Inc. (A)	85,932	2,223,061
Generac Holdings, Inc. (A)	42,417	2,944,164

		5,167,225

Electronic Equipment, Instruments & Components - 3.4%
Cognex Corp.	63,912	3,066,498
Coherent, Inc. (A)	28,396	3,872,362
ePlus, Inc. (A)	12,400	854,856
Littelfuse, Inc.	25,669	4,541,103
Novanta, Inc. (A)	67,706	6,384,676
OSI Systems, Inc. (A)	43,300	4,876,879
Tech Data Corp. (A)	11,765	1,230,619
Zebra Technologies Corp., Class A (A)	33,780	7,076,572

		31,903,565

Energy Equipment & Services - 0.5%
Apergy Corp. (A)	83,490	2,800,255
Computer Modelling Group, Ltd.	21,300	118,410
Dril-Quip, Inc. (A)	20,311	974,928
Exterran Corp. (A)	29,849	424,453
RPC, Inc. (B)	61,155	440,927

		4,758,973

Entertainment - 1.4%
Live Nation Entertainment, Inc. (A)	98,690	6,538,212
Take-Two Interactive Software, Inc. (A)	55,769	6,331,455

		12,869,667

Equity Real Estate Investment Trusts - 3.2%
Americold Realty Trust	129,272	4,190,998
CoreSite Realty Corp.	40,743	4,692,371
CubeSmart	84,185	2,815,146
CyrusOne, Inc.	66,163	3,818,928
Equity Lifestyle Properties, Inc.	37,960	4,606,067
First Industrial Realty Trust, Inc.	104,983	3,857,076
PS Business Parks, Inc.	15,400	2,595,362
Terreno Realty Corp.	86,138	4,224,208

		30,800,156

Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	42,784	6,673,876
Performance Food Group Co. (A)	137,278	5,495,239
Sprouts Farmers Market, Inc. (A)	137,300	2,593,597

		14,762,712

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.3%
J&J Snack Foods Corp.	27,337	$ 4,399,890
John B Sanfilippo & Son, Inc.	21,646	1,724,970
Post Holdings, Inc. (A)	44,206	4,596,098
TreeHouse Foods, Inc. (A)	36,392	1,968,807

		12,689,765

Health Care Equipment & Supplies - 5.0%
Avanos Medical, Inc. (A)	33,600	1,465,296
Cantel Medical Corp.	49,800	4,015,872
Cooper Cos., Inc.	7,239	2,438,747
Globus Medical, Inc., Class A (A)	65,751	2,781,267
Haemonetics Corp. (A)	49,500	5,956,830
ICU Medical, Inc. (A)	27,785	6,999,319
Inogen, Inc. (A)	10,490	700,313
Lantheus Holdings, Inc. (A)	39,223	1,110,011
LivaNova PLC (A)	39,200	2,820,832
Masimo Corp. (A)	47,010	6,996,028
NuVasive, Inc. (A)	50,905	2,979,979
Penumbra, Inc. (A) (B)	25,555	4,088,800
West Pharmaceutical Services, Inc.	41,935	5,248,165

		47,601,459

Health Care Providers & Services - 4.5%
Addus HomeCare Corp. (A)	39,500	2,960,525
Amedisys, Inc. (A)	27,500	3,338,775
BioTelemetry, Inc. (A)	51,037	2,457,431
Chemed Corp.	17,600	6,350,784
CorVel Corp. (A)	22,000	1,914,220
Encompass Health Corp.	52,602	3,332,863
Ensign Group, Inc.	94,700	5,390,324
Molina Healthcare, Inc. (A)	58,484	8,371,400
US Physical Therapy, Inc.	31,456	3,855,562
WellCare Health Plans, Inc. (A)	15,602	4,447,662

		42,419,546

Health Care Technology - 0.7%
Omnicell, Inc. (A)	56,021	4,819,487
Tabula Rasa HealthCare, Inc. (A) (B)	34,280	1,711,600

		6,531,087

Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp.	143,600	3,868,584
Cheesecake Factory, Inc. (B)	35,268	1,541,917
Choice Hotels International, Inc.	38,057	3,311,340
Churchill Downs, Inc.	64,200	7,387,494
Denny’s Corp. (A)	202,805	4,163,587
Domino’s Pizza, Inc.	15,597	4,340,333
Hilton Grand Vacations, Inc. (A)	96,521	3,071,298
Marriott Vacations Worldwide Corp.	6,844	659,762
Papa John’s International, Inc. (B)	58,500	2,616,120
Penn National Gaming, Inc. (A)	162,556	3,130,828
Ruth’s Hospitality Group, Inc.	107,469	2,440,621
Six Flags Entertainment Corp.	40,388	2,006,476
Texas Roadhouse, Inc.	83,159	4,463,143
Vail Resorts, Inc.	29,610	6,608,360
Wendy’s Co.	129,900	2,543,442

		52,153,305

Household Durables - 0.6%
Helen of Troy, Ltd. (A)	40,924	5,344,265

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	55,411	$ 3,512,503

Insurance - 1.0%
Heritage Insurance Holdings, Inc.	30,885	475,938
Primerica, Inc.	57,438	6,889,688
Universal Insurance Holdings, Inc.	66,100	1,844,190

		9,209,816

Internet & Direct Marketing Retail - 0.3%
Liberty Expedia Holdings, Inc., Class A (A)	42,635	2,037,527
Shutterfly, Inc. (A)	22,808	1,152,944

		3,190,471

IT Services - 5.2%
Booz Allen Hamilton Holding Corp.	131,653	8,716,745
Broadridge Financial Solutions, Inc.	31,543	4,027,410
Cardtronics PLC, Class A (A)	71,500	1,953,380
CoreLogic, Inc. (A)	82,800	3,463,524
Euronet Worldwide, Inc. (A)	64,262	10,811,439
Gartner, Inc. (A)	17,356	2,793,275
GTT Communications, Inc. (A) (B)	40,850	718,960
Jack Henry & Associates, Inc.	12,769	1,710,024
MAXIMUS, Inc.	81,013	5,876,683
Science Applications International Corp.	39,863	3,450,541
WEX, Inc. (A)	29,366	6,111,065

		49,633,046

Leisure Products - 0.3%
Brunswick Corp.	57,864	2,655,379

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories, Inc., Class A (A)	13,068	4,084,926
Bruker Corp.	38,100	1,903,095
Cambrex Corp. (A)	52,767	2,470,023
Charles River Laboratories International, Inc. (A)	45,987	6,525,556
Medpace Holdings, Inc. (A)	49,600	3,244,832
PRA Health Sciences, Inc. (A)	63,779	6,323,688

		24,552,120

Machinery - 4.1%
Chart Industries, Inc. (A)	4,500	345,960
Douglas Dynamics, Inc.	61,827	2,460,096
EnPro Industries, Inc.	7,500	478,800
Gardner Denver Holdings, Inc. (A)	82,400	2,851,040
Graco, Inc.	91,235	4,578,172
IDEX Corp.	13,400	2,306,676
John Bean Technologies Corp.	38,882	4,709,777
Lincoln Electric Holdings, Inc.	22,544	1,855,822
Lydall, Inc. (A)	52,663	1,063,793
Middleby Corp. (A)	13,200	1,791,240
Milacron Holdings Corp. (A)	93,621	1,291,970
Nordson Corp.	22,252	3,144,430
Standex International Corp.	9,700	709,458
Toro Co.	85,384	5,712,189
Woodward, Inc.	49,049	5,550,385

		38,849,808

Media - 1.7%
Cable One, Inc.	7,957	9,317,567
Gray Television, Inc. (A)	112,987	1,851,857
MSG Networks, Inc., Class A (A)	118,400	2,455,616

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Nexstar Media Group, Inc., Class A	29,800	$ 3,009,800

		16,634,840

Metals & Mining - 0.1%
Worthington Industries, Inc.	33,641	1,354,387

Oil, Gas & Consumable Fuels - 1.6%
Centennial Resource Development, Inc., Class A (A)	189,000	1,434,510
Matador Resources Co. (A)	166,197	3,303,997
PBF Energy, Inc., Class A	108,600	3,399,180
PDC Energy, Inc. (A)	69,056	2,490,159
WPX Energy, Inc. (A)	379,149	4,364,005

		14,991,851

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	15,298	754,497

Pharmaceuticals - 2.4%
Aerie Pharmaceuticals, Inc. (A)	28,923	854,674
Assertio Therapeutics, Inc. (A)	85,100	293,595
Catalent, Inc. (A)	117,756	6,383,553
Horizon Therapeutics PLC (A)	90,200	2,170,212
Innoviva, Inc. (A)	64,409	937,795
Jazz Pharmaceuticals PLC (A)	8,100	1,154,736
MyoKardia, Inc. (A)	30,120	1,510,217
Nektar Therapeutics (A)	32,400	1,152,792
Pacira BioSciences, Inc. (A)	23,900	1,039,411
Phibro Animal Health Corp., Class A	49,400	1,569,438
Prestige Consumer Healthcare, Inc. (A)	78,252	2,479,023
Supernus Pharmaceuticals, Inc. (A)	63,027	2,085,563
TherapeuticsMD, Inc. (A) (B)	143,568	373,277
Theravance Biopharma, Inc. (A) (B)	39,581	646,358
WaVe Life Sciences, Ltd. (A) (B)	12,852	335,309

		22,985,953

Professional Services - 2.2%
ASGN, Inc. (A)	72,300	4,381,380
Exponent, Inc.	86,704	5,075,652
Insperity, Inc.	53,570	6,543,040
TransUnion	70,524	5,184,219

		21,184,291

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	23,600	485,452

Road & Rail - 0.9%
Landstar System, Inc.	39,386	4,253,294
Old Dominion Freight Line, Inc.	31,891	4,760,051

		9,013,345

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. (A)	43,500	2,447,745
Cabot Microelectronics Corp.	23,813	2,621,335
Cirrus Logic, Inc. (A)	58,480	2,555,576
Entegris, Inc.	119,400	4,456,008
Ichor Holdings, Ltd. (A)	36,900	872,316
MaxLinear, Inc. (A)	160,285	3,757,080
Mellanox Technologies, Ltd. (A)	60,436	6,688,452
MKS Instruments, Inc.	58,400	4,548,776
Monolithic Power Systems, Inc.	25,900	3,516,702
Nanometrics, Inc. (A)	65,901	2,287,424
Versum Materials, Inc.	95,318	4,916,503

		38,667,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 8.5%
ACI Worldwide, Inc. (A)	124,598	$ 4,278,695
Aspen Technology, Inc. (A)	40,700	5,058,196
Blackbaud, Inc.	61,701	5,152,034
Ceridian HCM Holding, Inc. (A)	28,700	1,440,740
CommVault Systems, Inc. (A)	53,300	2,644,746
CyberArk Software, Ltd. (A)	23,700	3,029,808
Descartes Systems Group, Inc. (A)	47,100	1,740,345
Envestnet, Inc. (A)	76,309	5,217,246
Fair Isaac Corp. (A)	30,800	9,671,816
Fortinet, Inc. (A)	36,898	2,834,873
j2 Global, Inc.	29,976	2,664,567
LogMeIn, Inc.	22,177	1,634,001
Manhattan Associates, Inc. (A)	51,956	3,602,109
Pegasystems, Inc.	65,667	4,676,147
Proofpoint, Inc. (A)	41,622	5,005,046
PTC, Inc. (A)	21,075	1,891,692
Qualys, Inc. (A)	49,661	4,324,480
RealPage, Inc. (A)	80,770	4,753,315
SS&C Technologies Holdings, Inc.	99,482	5,731,158
Tyler Technologies, Inc. (A)	23,220	5,015,984

		80,366,998

Specialty Retail - 1.6%
Aaron’s, Inc.	27,844	1,709,900
Burlington Stores, Inc. (A)	50,108	8,525,876
Children’s Place, Inc. (B)	13,713	1,307,946
Murphy, Inc. (A)	38,753	3,256,415

		14,800,137

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	66,907	2,080,808

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	36,522	3,562,356
Steven Madden, Ltd.	119,228	4,047,790

		7,610,146

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (A)	110,000	1,445,400

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	82,358	$ 1,881,880

		3,327,280

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (A)	34,945	1,283,181
Univar, Inc. (A)	71,033	1,565,567
Watsco, Inc.	19,694	3,220,560

		6,069,308

Total Common Stocks (Cost $719,427,556)		944,282,064

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	19,901,481	19,901,481

Total Other Investment Company (Cost $19,901,481)		19,901,481

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $5,000,466 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $5,104,592.	$ 4,999,861	4,999,861

Total Repurchase Agreement (Cost $4,999,861)		4,999,861

Total Investments (Cost $744,328,898)		969,183,406
Net Other Assets (Liabilities) - (2.0)%		(18,929,071)

Net Assets - 100.0%		$ 950,254,335

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$944,282,064	$—	$—	$944,282,064
Other Investment Company	19,901,481	—	—	19,901,481
Repurchase Agreement	—	4,999,861	—	4,999,861

Total Investments	$964,183,545	$4,999,861	$—	$969,183,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,453,482. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $739,329,037) (including securities loaned of $19,453,482)	$964,183,545
Repurchase agreement, at value (cost $4,999,861)	4,999,861
Foreign currency, at value (cost $1,359)	1,383
Receivables and other assets:
Investments sold	1,928,325
Net income from securities lending	13,200
Shares of beneficial interest sold	370,263
Dividends and/or distributions	441,760
Interest	201
Prepaid expenses	3,149

Total assets	971,941,687

Liabilities:
Cash collateral received upon return of:
Securities on loan	19,901,481
Payables and other liabilities:
Investments purchased	916,778
Shares of beneficial interest redeemed	119,055
Investment management fees	549,500
Distribution and service fees	59,713
Transfer agent costs	2,773
Trustees, CCO and deferred compensation fees	5,197
Audit and tax fees	16,143
Custody fees	38,999
Legal fees	11,376
Printing and shareholder reports fees	52,036
Other accrued expenses	14,301

Total liabilities	21,687,352

Net assets	$950,254,335

Net assets consist of:
Capital stock ($0.01 par value)	$569,844
Additional paid-in capital	598,239,793
Total distributable earnings (accumulated losses)	351,444,698

Net assets	$950,254,335

Net assets by class:
Initial Class	$626,819,203
Service Class	323,435,132

Shares outstanding:
Initial Class	36,798,696
Service Class	20,185,736

Net asset value and offering price per share:
Initial Class	$17.03
Service Class	16.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$2,684,936
Interest income	35,673
Net income from securities lending	141,266
Withholding taxes on foreign income	(477)

Total investment income	2,861,398

Expenses:
Investment management fees	3,443,783
Distribution and service fees:
Service Class	364,152
Transfer agent costs	6,751
Trustees, CCO and deferred compensation fees	13,573
Audit and tax fees	15,714
Custody fees	30,932
Legal fees	22,437
Printing and shareholder reports fees	28,951
Other	27,147

Total expenses	3,953,440

Net investment income (loss)	(1,092,042)

Net realized gain (loss) on:
Investments	27,887,916
Foreign currency transactions	12

Net realized gain (loss)	27,887,928

Net change in unrealized appreciation (depreciation) on:
Investments	156,132,724
Translation of assets and liabilities denominated in foreign currencies	53

Net change in unrealized appreciation (depreciation)	156,132,777

Net realized and change in unrealized gain (loss)	184,020,705

Net increase (decrease) in net assets resulting from operations	$182,928,663

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$(1,092,042)	$(3,214,578)
Net realized gain (loss)	27,887,928	103,194,974
Net change in unrealized appreciation (depreciation)	156,132,777	(166,007,663)

Net increase (decrease) in net assets resulting from operations	182,928,663	(66,027,267)

Distributions to shareholders:
Initial Class	—	(35,213,653)
Service Class	—	(16,365,579)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(51,579,232)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,184,622	125,877,736
Service Class	19,557,752	15,595,562

	28,742,374	141,473,298

Dividends and/or distributions reinvested:
Initial Class	—	35,213,653
Service Class	—	16,365,579

	—	51,579,232

Cost of shares redeemed:
Initial Class	(45,120,321)	(130,678,727)
Service Class	(6,518,105)	(38,176,636)

	(51,638,426)	(168,855,363)

Net increase (decrease) in net assets resulting from capital share transactions	(22,896,052)	24,197,167

Net increase (decrease) in net assets	160,032,611	(93,409,332)

Net assets:
Beginning of period/year	$790,221,724	$883,631,056

End of period/year	$950,254,335	$790,221,724

Capital share transactions - shares:
Shares issued:
Initial Class	568,035	7,377,463
Service Class	1,315,592	1,006,105

	1,883,627	8,383,568

Shares reinvested:
Initial Class	—	2,079,956
Service Class	—	1,025,412

	—	3,105,368

Shares redeemed:
Initial Class	(2,873,338)	(8,250,679)
Service Class	(434,113)	(2,573,851)

	(3,307,451)	(10,824,530)

Net increase (decrease) in shares outstanding:
Initial Class	(2,305,303)	1,206,740
Service Class	881,479	(542,334)

	(1,423,824)	664,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.79		$15.59	$13.59	$13.85		$14.68	$14.24

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.03)	(0.01	)(B)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	3.25		(0.91)	2.95	1.49		0.37	0.92

Total investment operations	3.24		(0.95)	2.92	1.48		0.35	0.91

Dividends and/or distributions to shareholders:
Net realized gains	—		(0.85)	(0.92)	(1.74)		(1.18)	(0.47)

Net asset value, end of period/year	$17.03		$13.79	$15.59	$13.59		$13.85	$14.68

Total return	23.50	%(C)	(7.08)%	22.39%	11.22%		2.43%	6.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$626,819		$539,421	$590,699	$525,140		$409,596	$438,253
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.82%		0.81%	0.82%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.81%	0.81%	0.81	%(B)	0.81%	0.82%
Net investment income (loss) to average net assets	(0.17	)%(D)	(0.27)%	(0.21)%	(0.05	)%(B)	(0.14)%	(0.09)%
Portfolio turnover rate	9	%(C)	29%	21%	38%		27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$12.99		$14.76	$12.95	$13.30		$14.18	$13.81

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.08)	(0.06)	(0.04	)(B)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	3.06		(0.84)	2.79	1.43		0.36	0.89

Total investment operations	3.03		(0.92)	2.73	1.39		0.30	0.84

Dividends and/or distributions to shareholders:
Net realized gains	—		(0.85)	(0.92)	(1.74)		(1.18)	(0.47)

Net asset value, end of period/year	$16.02		$12.99	$14.76	$12.95		$13.30	$14.18

Total return	23.33	%(C)	(7.28)%	22.02%	11.00%		2.16%	6.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$323,435		$250,801	$292,932	$227,707		$198,477	$172,344
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.06%	1.07%		1.06%	1.07%
Including waiver and/or reimbursement and recapture	1.06	%(D)	1.06%	1.06%	1.06	%(B)	1.06%	1.07%
Net investment income (loss) to average net assets	(0.41	)%(D)	(0.52)%	(0.46)%	(0.29	)%(B)	(0.40)%	(0.34)%
Portfolio turnover rate	9	%(C)	29%	21%	38%		27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolios.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$19,901,481	$—	$—	$—	$19,901,481
Total Borrowings	$19,901,481	$—	$—	$—	$19,901,481

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.78% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2020
Service Class	1.18	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 79,462,660	$ —	$ 100,008,972	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 744,328,898	$ 276,061,479	$ (51,206,971)	$ 224,854,508

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,200.60	$3.98	$1,021.20	$3.66	0.73%
Service Class	1,000.00	1,199.30	5.34	1,019.90	4.91	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Repurchase Agreement	1.9
Other Investment Company	1.9
Net Other Assets (Liabilities)	(1.8)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Biotechnology - 5.3%
BioMarin Pharmaceutical, Inc. (A)	81,591	$ 6,988,269
Genmab A/S, ADR (A) (B)	270,516	4,997,513

		11,985,782

Capital Markets - 3.3%
Charles Schwab Corp.	184,673	7,422,008

Chemicals - 5.1%
Albemarle Corp. (B)	62,849	4,425,198
Sherwin-Williams Co.	15,351	7,035,210

		11,460,408

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	71,065	6,817,976

Equity Real Estate Investment Trusts - 4.7%
American Tower Corp.	51,271	10,482,356

Health Care Equipment & Supplies - 7.8%
Cooper Cos., Inc.	23,156	7,801,025
Danaher Corp.	68,732	9,823,177

		17,624,202

Health Care Providers & Services - 3.1%
Centene Corp. (A)	134,769	7,067,286

Industrial Conglomerates - 4.2%
Roper Technologies, Inc.	26,017	9,528,986

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A (A)	8,045	8,711,126
Facebook, Inc., Class A (A)	33,370	6,440,410

		15,151,536

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (A)	4,649	8,803,486

IT Services - 12.1%
Accenture PLC, Class A	38,956	7,197,900
Fiserv, Inc. (A)	102,768	9,368,331
Visa, Inc., Class A	60,901	10,569,369

		27,135,600

Life Sciences Tools & Services - 4.2%
Lonza Group AG, ADR	277,985	9,362,535

Oil, Gas & Consumable Fuels - 1.8%
EOG Resources, Inc.	43,736	4,074,446

Pharmaceuticals - 3.0%
Roche Holding AG, ADR	192,011	6,739,586

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 4.9%
Verisk Analytics, Inc.	74,449	$ 10,903,800

Software - 15.0%
Adobe, Inc. (A)	30,516	8,991,539
Check Point Software Technologies, Ltd. (A)	53,569	6,193,112
Microsoft Corp.	79,153	10,603,336
SS&C Technologies Holdings, Inc.	135,711	7,818,311

		33,606,298

Specialty Retail - 3.3%
O’Reilly Automotive, Inc. (A)	20,099	7,422,963

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	46,816	9,265,823

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc., Class B	66,099	5,549,011

Total Common Stocks (Cost $141,906,514)		220,404,088

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	4,282,584	4,282,584

Total Other Investment Company (Cost $4,282,584)		4,282,584

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $4,325,531 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $4,412,109.	$ 4,325,009	4,325,009

Total Repurchase Agreement (Cost $4,325,009)		4,325,009

Total Investments (Cost $150,514,107)		229,011,681
Net Other Assets (Liabilities) - (1.8)%		(4,151,358)

Net Assets - 100.0%		$ 224,860,323

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$220,404,088	$—	$—	$220,404,088
Other Investment Company	4,282,584	—	—	4,282,584
Repurchase Agreement	—	4,325,009	—	4,325,009

Total Investments	$224,686,672	$4,325,009	$—	$229,011,681

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,185,311. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $146,189,098) (including securities loaned of $4,185,311)	$224,686,672
Repurchase agreement, at value (cost $4,325,009)	4,325,009
Foreign currency, at value (cost $8,070)	8,379
Receivables and other assets:
Net income from securities lending	432
Shares of beneficial interest sold	43,294
Dividends and/or distributions	113,439
Interest	174
Tax reclaims	157,438
Prepaid expenses	730

Total assets	229,335,567

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,282,584
Payables and other liabilities:
Shares of beneficial interest redeemed	19,854
Investment management fees	115,572
Distribution and service fees	8,022
Transfer agent costs	581
Trustees, CCO and deferred compensation fees	1,338
Audit and tax fees	10,278
Custody fees	17,986
Legal fees	2,852
Printing and shareholder reports fees	12,965
Other accrued expenses	3,212

Total liabilities	4,475,244

Net assets	$224,860,323

Net assets consist of:
Capital stock ($0.01 par value)	$93,302
Additional paid-in capital	127,160,297
Total distributable earnings (accumulated losses)	97,606,724

Net assets	$224,860,323

Net assets by class:
Initial Class	$182,120,135
Service Class	42,740,188

Shares outstanding:
Initial Class	7,589,460
Service Class	1,740,733

Net asset value and offering price per share:
Initial Class	$24.00
Service Class	24.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$934,689
Interest income	58,869
Net income from securities lending	6,594
Withholding taxes on foreign income	(31,406)

Total investment income	968,746

Expenses:
Investment management fees	726,530
Distribution and service fees:
Service Class	49,741
Transfer agent costs	1,581
Trustees, CCO and deferred compensation fees	3,297
Audit and tax fees	9,878
Custody fees	20,889
Legal fees	5,476
Printing and shareholder reports fees	7,903
Other	7,806

Total expenses	833,101

Net investment income (loss)	135,645

Net realized gain (loss) on:
Investments	3,653,503

Net change in unrealized appreciation (depreciation) on:
Investments	34,925,872
Translation of assets and liabilities denominated in foreign currencies	57

Net change in unrealized appreciation (depreciation)	34,925,929

Net realized and change in unrealized gain (loss)	38,579,432

Net increase (decrease) in net assets resulting from operations	$38,715,077

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$135,645	$284,111
Net realized gain (loss)	3,653,503	15,381,387
Net change in unrealized appreciation (depreciation)	34,925,929	(21,988,556)

Net increase (decrease) in net assets resulting from operations	38,715,077	(6,323,058)

Distributions to shareholders:
Initial Class	—	(9,210,764)
Service Class	—	(2,012,492)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(11,223,256)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,629,454	16,289,643
Service Class	2,030,168	1,388,513

	8,659,622	17,678,156

Dividends and/or distributions reinvested:
Initial Class	—	9,210,764
Service Class	—	2,012,492

	—	11,223,256

Cost of shares redeemed:
Initial Class	(15,507,726)	(41,158,108)
Service Class	(2,212,554)	(9,764,596)

	(17,720,280)	(50,922,704)

Net increase (decrease) in net assets resulting from capital share transactions	(9,060,658)	(22,021,292)

Net increase (decrease) in net assets	29,654,419	(39,567,606)

Net assets:
Beginning of period/year	195,205,904	234,773,510

End of period/year	$224,860,323	$195,205,904

Capital share transactions - shares:
Shares issued:
Initial Class	293,745	728,732
Service Class	86,638	61,044

	380,383	789,776

Shares reinvested:
Initial Class	—	405,225
Service Class	—	86,336

	—	491,561

Shares redeemed:
Initial Class	(680,159)	(1,841,037)
Service Class	(94,620)	(430,898)

	(774,779)	(2,271,935)

Net increase (decrease) in shares outstanding:
Initial Class	(386,414)	(707,080)
Service Class	(7,982)	(283,518)

	(394,396)	(990,598)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$19.99		$21.81	$17.88	$16.83		$21.45	$23.04

Investment operations:
Net investment income (loss) (A)	0.02		0.04	0.05	0.06	(B)	0.08	0.11
Net realized and unrealized gain (loss)	3.99		(0.67)	4.33	1.07		(0.42)	2.05

Total investment operations	4.01		(0.63)	4.38	1.13		(0.34)	2.16

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.08)	(0.08)		(0.12)	(0.21)
Net realized gains	—		(1.14)	(0.37)	—		(4.16)	(3.54)

Total dividends and/or distributions to shareholders	—		(1.19)	(0.45)	(0.08)		(4.28)	(3.75)

Net asset value, end of period/year	$24.00		$19.99	$21.81	$17.88		$16.83	$21.45

Total return	20.06	%(C)	(3.56)%	24.72%	6.74%		(1.57)%	10.00%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$182,120		$159,402	$189,398	$169,285		$182,751	$227,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.72%	0.72%		0.72%	0.73%
Including waiver and/or reimbursement and recapture	0.73	%(D)	0.72%	0.72%	0.71	%(B)	0.72%	0.73%
Net investment income (loss) to average net assets	0.17	%(D)	0.17%	0.25%	0.36	%(B)	0.42%	0.49%
Portfolio turnover rate	7	%(C)	20%	15%	23%		19%	123%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$20.47		$22.33	$18.30		$17.21		$21.84	$23.40

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.02)	(0.00	)(B)	0.02	(C)	0.03	0.05
Net realized and unrealized gain (loss)	4.09		(0.70)	4.43		1.09		(0.43)	2.09

Total investment operations	4.08		(0.72)	4.43		1.11		(0.40)	2.14

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.03)		(0.02)		(0.07)	(0.16)
Net realized gains	—		(1.14)	(0.37)		—		(4.16)	(3.54)

Total dividends and/or distributions to shareholders	—		(1.14)	(0.40)		(0.02)		(4.23)	(3.70)

Net asset value, end of period/year	$24.55		$20.47	$22.33		$18.30		$17.21	$21.84

Total return	19.93	%(D)	(3.86)%	24.41%		6.48%		(1.84)%	9.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,740		$35,804	$45,376		$36,528		$37,107	$47,996
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98	%(E)	0.97%	0.97%		0.97%		0.97%	0.98%
Including waiver and/or reimbursement and recapture	0.98	%(E)	0.97%	0.97%		0.96	%(C)	0.97%	0.98%
Net investment income (loss) to average net assets	(0.08	)%(E)	(0.07)%	(0.01)%		0.11	%(C)	0.16%	0.23%
Portfolio turnover rate	7	%(D)	20%	15%		23%		19%	123%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Torray Concentrated Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $1,685.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,282,584	$—	$—	$—	$4,282,584
Total Borrowings	$4,282,584	$—	$—	$—	$4,282,584

6. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $650 million	0.680%
Over $650 million up to $1.15 billion	0.660
Over $1.15 billion	0.605

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.84%	May 1, 2020
Service Class	1.09	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 14,280,304	$ —	$ 23,578,580	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 150,514,107	$ 80,771,160	$ (2,273,586)	$ 78,497,574

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Torray Concentrated Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Torray LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2014 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica Torray Concentrated Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,106.70	$4.49	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,105.10	5.79	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Repurchase Agreement	1.9
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 3.4%
BHP Group PLC, ADR	17,200	$ 879,092
Challenger, Ltd.	135,977	633,872
Macquarie Group, Ltd.	21,200	1,866,237
Qantas Airways, Ltd.	456,000	1,728,728
Santos, Ltd.	178,500	887,237

		5,995,166

Belgium - 1.9%
Groupe Bruxelles Lambert SA	17,600	1,726,718
KBC Group NV	26,000	1,704,104

		3,430,822

Brazil - 0.9%
Embraer SA, ADR	82,100	1,652,673

China - 0.6%
Baidu, Inc., ADR (A)	9,300	1,091,448

Denmark - 1.1%
AP Moller - Maersk A/S, Class B	1,400	1,736,524
Drilling Co. of 1972 A/S (A)	2,800	217,545

		1,954,069

France - 8.0%
Airbus SE	3,400	482,030
Arkema SA	14,693	1,366,332
Engie SA	188,600	2,860,858
Rexel SA	60,800	771,900
Sanofi	28,768	2,483,175
TOTAL SA	36,100	2,022,705
Veolia Environnement SA	118,700	2,891,139
Vivendi SA	46,200	1,271,849

		14,149,988

Germany - 12.9%
Allianz SE	11,241	2,709,814
Bayer AG	24,626	1,706,456
Deutsche Boerse AG	11,100	1,570,153
Fresenius SE & Co. KGaA	40,100	2,174,099
HeidelbergCement AG	38,500	3,115,268
Infineon Technologies AG	111,300	1,967,996
Merck KGaA	14,400	1,505,775
SAP SE	20,400	2,801,251
Siemens AG	24,507	2,914,879
Talanx AG (A)	25,800	1,117,747
TUI AG	119,800	1,172,077

		22,755,515

Hong Kong - 3.4%
China Mobile, Ltd.	176,500	1,607,585
CK Asset Holdings, Ltd.	218,900	1,713,550
CK Hutchison Holdings, Ltd.	279,000	2,750,106

		6,071,241

Ireland - 3.2%
AIB Group PLC	320,300	1,309,710
DCC PLC	19,800	1,765,179
Ryanair Holdings PLC, ADR (A)	7,585	486,502
Smurfit Kappa Group PLC	66,721	2,018,860

		5,580,251

Italy - 2.7%
Eni SpA	131,696	2,187,271
Mediobanca Banca di Credito Finanziario SpA	152,118	1,568,177

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	52,335	$ 1,080,109

		4,835,557

Japan - 25.4%
Astellas Pharma, Inc.	145,200	2,067,264
Daiwa Securities Group, Inc.	359,500	1,574,178
Denka Co., Ltd.	25,760	763,374
FANUC Corp.	9,500	1,756,110
Fujitsu, Ltd.	13,910	969,178
Hitachi, Ltd.	71,640	2,623,998
Japan Airlines Co., Ltd.	62,300	1,989,509
JXTG Holdings, Inc.	569,200	2,821,319
Kirin Holdings Co., Ltd.	42,700	920,219
Kuraray Co., Ltd.	125,700	1,500,495
Kyocera Corp.	24,400	1,592,116
Matsumotokiyoshi Holdings Co., Ltd.	5,500	160,692
MS&AD Insurance Group Holdings, Inc.	57,700	1,830,302
Nintendo Co., Ltd.	2,400	879,061
Olympus Corp.	116,700	1,294,562
ORIX Corp.	204,200	3,045,528
Rakuten, Inc.	129,800	1,541,010
Sega Sammy Holdings, Inc.	117,100	1,421,731
Seven & i Holdings Co., Ltd.	80,300	2,717,010
SoftBank Group Corp.	13,400	641,942
Sony Corp.	70,500	3,693,215
Square Enix Holdings Co., Ltd.	38,900	1,244,771
Sumitomo Mitsui Financial Group, Inc.	90,200	3,184,169
Toshiba Corp.	76,850	2,391,428
Toyota Industries Corp.	39,500	2,172,564

		44,795,745

Luxembourg - 0.9%
ArcelorMittal	87,500	1,565,673

Netherlands - 5.6%
ASML Holding NV	7,800	1,629,660
EXOR NV	6,000	420,272
Heineken Holding NV	25,643	2,691,344
Koninklijke Philips NV	71,165	3,089,997
NXP Semiconductors NV	20,700	2,020,527

		9,851,800

Norway - 0.9%
Marine Harvest ASA (A)	65,100	1,522,100

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	30,000	1,221,149

Singapore - 1.4%
DBS Group Holdings, Ltd.	131,800	2,528,845

Spain - 1.0%
Siemens Gamesa Renewable Energy SA	108,600	1,805,410

Sweden - 0.6%
Investor AB, B Shares	23,678	1,137,474

Switzerland - 7.8%
ABB, Ltd.	123,700	2,482,363
Alcon, Inc. (A)	8,056	497,455
Glencore PLC (A)	206,300	716,151
Nestle SA	37,779	3,911,028
Novartis AG	40,280	3,680,574
UBS Group AG (A)	206,500	2,453,801

		13,741,372

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 14.1%
Aviva PLC	492,660	$ 2,605,846
Barratt Developments PLC	137,300	998,408
British Land Co. PLC, REIT	263,100	1,798,922
HSBC Holdings PLC	239,900	1,990,030
IG Group Holdings PLC	80,800	599,459
Imperial Brands PLC	89,399	2,096,713
Inchcape PLC	163,387	1,278,158
Informa PLC	162,104	1,718,963
Persimmon PLC	38,600	978,930
Savills PLC	45,000	512,615
TechnipFMC PLC	73,100	1,896,214
Tesco PLC	887,200	2,554,227
Unilever PLC	35,793	2,224,809
Vodafone Group PLC	1,381,744	2,269,236
Whitbread PLC	24,300	1,428,499

		24,951,029

United States - 1.6%
Allergan PLC	16,400	2,745,852

Total Common Stocks (Cost $174,571,399)		173,383,179

Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 1.45% (B), dated 06/28/2019, to be repurchased at $3,290,237 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $3,355,889.

$ 3,289,839	$ 3,289,839

Total Repurchase Agreement (Cost $3,289,839)	3,289,839

Total Investments (Cost $177,861,238)	176,673,018
Net Other Assets (Liabilities) - (0.0)% (C)	(48,011)

Net Assets - 100.0%	$ 176,625,007

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.0%	$14,189,096
Banks	6.9	12,285,035
Industrial Conglomerates	5.6	9,821,592
Insurance	4.7	8,263,709
Capital Markets	4.6	8,063,828
Oil, Gas & Consumable Fuels	4.5	7,918,532
Diversified Financial Services	3.9	6,963,864
Multi-Utilities	3.2	5,751,997
Household Durables	3.2	5,670,553
Semiconductors & Semiconductor Equipment	3.2	5,618,183
Food Products	3.1	5,433,128
Food & Staples Retailing	3.1	5,431,929
Electrical Equipment	3.0	5,367,882
Health Care Equipment & Supplies	2.8	4,882,014
Wireless Telecommunication Services	2.6	4,518,763
Electronic Equipment, Instruments & Components	2.4	4,216,114
Airlines	2.4	4,204,739
Chemicals	2.0	3,630,201
Beverages	2.0	3,611,563
Entertainment	1.9	3,395,681
Metals & Mining	1.8	3,160,916
Construction Materials	1.8	3,115,268
Software	1.6	2,801,251
Hotels, Restaurants & Leisure	1.5	2,600,576
Real Estate Management & Development	1.3	2,226,165
Personal Products	1.3	2,224,809
Health Care Providers & Services	1.2	2,174,099
Auto Components	1.2	2,172,564
Aerospace & Defense	1.2	2,134,703
Energy Equipment & Services	1.2	2,113,759
Tobacco	1.2	2,096,713

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Containers & Packaging	1.1%	$2,018,860
Equity Real Estate Investment Trusts	1.0	1,798,922
Machinery	1.0	1,756,110
Marine	1.0	1,736,524
Media	1.0	1,718,963
Internet & Direct Marketing Retail	0.9	1,541,010
Leisure Products	0.8	1,421,731
Distributors	0.7	1,278,158
Technology Hardware, Storage & Peripherals	0.7	1,221,149
Interactive Media & Services	0.6	1,091,448
IT Services	0.5	969,178
Trading Companies & Distributors	0.4	771,900

Investments	98.1	173,383,179
Short-Term Investments	1.9	3,289,839

Total Investments	100.0%	$176,673,018

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,772,308	$162,610,871	$—	$173,383,179
Repurchase Agreement	—	3,289,839	—	3,289,839

Total Investments	$10,772,308	$165,900,710	$—	$176,673,018

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $174,571,399)	$173,383,179
Repurchase agreement, at value (cost $3,289,839)	3,289,839
Foreign currency, at value (cost $139,130)	139,156
Receivables and other assets:
Investments sold	26,211
Net income from securities lending	12,036
Shares of beneficial interest sold	10,628
Dividends and/or distributions	300,715
Interest	133
Tax reclaims	350,234
Prepaid expenses	824

Total assets	177,512,955

Liabilities:
Payables and other liabilities:
Investments purchased	176,341
Shares of beneficial interest redeemed	502,291
Investment management fees	101,401
Distribution and service fees	9,665
Transfer agent costs	522
Trustees, CCO and deferred compensation fees	1,134
Audit and tax fees	10,768
Custody fees	67,653
Legal fees	1,488
Printing and shareholder reports fees	11,248
Other accrued expenses	5,437

Total liabilities	887,948

Net assets	$176,625,007

Net assets consist of:
Capital stock ($0.01 par value)	$134,501
Additional paid-in capital	172,384,642
Total distributable earnings (accumulated losses)	4,105,864

Net assets	$176,625,007

Net assets by class:
Initial Class	$124,132,601
Service Class	52,492,406

Shares outstanding:
Initial Class	9,424,281
Service Class	4,025,772

Net asset value and offering price per share:
Initial Class	$13.17
Service Class	13.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$4,148,176
Interest income	17,386
Net income from securities lending	36,152
Withholding taxes on foreign income	(365,594)

Total investment income	3,836,120

Expenses:
Investment management fees	659,019
Distribution and service fees:
Service Class	61,425
Transfer agent costs	1,335
Trustees, CCO and deferred compensation fees	2,727
Audit and tax fees	9,553
Custody fees	50,090
Legal fees	3,888
Printing and shareholder reports fees	6,644
Other	6,204

Total expenses	800,885

Net investment income (loss)	3,035,235

Net realized gain (loss) on:
Investments	(945,617)
Foreign currency transactions	7,101

Net realized gain (loss)	(938,516)

Net change in unrealized appreciation (depreciation) on:
Investments	15,472,524
Translation of assets and liabilities denominated in foreign currencies	2,837

Net change in unrealized appreciation (depreciation)	15,475,361

Net realized and change in unrealized gain (loss)	14,536,845

Net increase (decrease) in net assets resulting from operations	$17,572,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$3,035,235	$3,299,273
Net realized gain (loss)	(938,516)	5,303,267
Net change in unrealized appreciation (depreciation)	15,475,361	(36,660,304)

Net increase (decrease) in net assets resulting from operations	17,572,080	(28,057,764)

Distributions to shareholders:
Initial Class	—	(3,234,920)
Service Class	—	(1,177,803)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(4,412,723)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,195,644	86,238,024
Service Class	4,155,863	5,764,269

	13,351,507	92,002,293

Dividends and/or distributions reinvested:
Initial Class	—	3,234,920
Service Class	—	1,177,803

	—	4,412,723

Cost of shares redeemed:
Initial Class	(23,149,761)	(30,077,715)
Service Class	(2,423,342)	(9,161,440)

	(25,573,103)	(39,239,155)

Net increase (decrease) in net assets resulting from capital share transactions	(12,221,596)	57,175,861

Net increase (decrease) in net assets	5,350,484	24,705,374

Net assets:
Beginning of period/year	171,274,523	146,569,149

End of period/year	$176,625,007	$171,274,523

Capital share transactions - shares:
Shares issued:
Initial Class	713,167	6,437,566
Service Class	326,083	419,592

	1,039,250	6,857,158

Shares reinvested:
Initial Class	—	236,126
Service Class	—	86,666

	—	322,792

Shares redeemed:
Initial Class	(1,826,199)	(2,276,527)
Service Class	(189,870)	(668,496)

	(2,016,069)	(2,945,023)

Net increase (decrease) in shares outstanding:
Initial Class	(1,113,032)	4,397,165
Service Class	136,213	(162,238)

	(976,819)	4,234,927

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.90		$14.43	$12.00	$12.20		$12.43	$13.42

Investment operations:
Net investment income (loss) (A)	0.23		0.29	0.36	0.27	(B)	0.31	0.41
Net realized and unrealized gain (loss)	1.04		(2.49)	2.37	(0.14)		(0.14)	(1.08)

Total investment operations	1.27		(2.20)	2.73	0.13		0.17	(0.67)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)	(0.30)	(0.33)		(0.40)	(0.32)

Net asset value, end of period/year	$13.17		$11.90	$14.43	$12.00		$12.20	$12.43

Total return	10.67	%(C)	(15.52)%	22.91%	1.08%		1.32%	(5.18)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,133		$125,396	$88,588	$74,507		$87,448	$98,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.90%	0.93%	0.91%		0.87%	0.89%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.90%	0.93%	0.89	%(B)	0.87%	0.89%
Net investment income (loss) to average net assets	3.61	%(D)	2.11%	2.67%	2.32	%(B)	2.41%	3.05%
Portfolio turnover rate	11	%(C)	32%	24%	22%		26%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$11.80		$14.31	$11.90	$12.11		$12.35	$13.34

Investment operations:
Net investment income (loss) (A)	0.21		0.27	0.31	0.24	(B)	0.26	0.35
Net realized and unrealized gain (loss)	1.03		(2.48)	2.37	(0.14)		(0.13)	(1.05)

Total investment operations	1.24		(2.21)	2.68	0.10		0.13	(0.70)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.27)	(0.31)		(0.37)	(0.29)

Net asset value, end of period/year	$13.04		$11.80	$14.31	$11.90		$12.11	$12.35

Total return	10.51	%(C)	(15.70)%	22.66%	0.77%		1.04%	(5.38)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,492		$45,879	$57,981	$37,771		$39,941	$32,145
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(D)	1.15%	1.18%	1.16%		1.12%	1.14%
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.15%	1.18%	1.14	%(B)	1.12%	1.14%
Net investment income (loss) to average net assets	3.39	%(D)	1.98%	2.28%	2.06	%(B)	2.05%	2.66%
Portfolio turnover rate	11	%(C)	32%	24%	22%		26%	30%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $2,583.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The Portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.77%
Over $500 million up to $1 billion	0.75
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion	0.68

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	1.02%	May 1, 2020
Service Class	1.27	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 18,079,909	$ —	$ 24,410,207	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 177,861,238	$ 14,310,935	$ (15,499,155)	$ (1,188,220)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,184.40	$0.76	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,182.80	2.11	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Net Other Assets (Liabilities) ^	4.3
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 2.5%
Arconic, Inc.	2,048	$ 52,879
Boeing Co.	2,700	982,827
General Dynamics Corp.	1,406	255,639
Huntington Ingalls Industries, Inc.	220	49,443
L3 Harris Technologies, Inc.	615	116,315
L3 Technologies, Inc.	397	97,332
Lockheed Martin Corp.	1,270	461,696
Northrop Grumman Corp.	879	284,014
Raytheon Co.	1,442	250,735
Textron, Inc.	1,149	60,943
TransDigm Group, Inc. (A)	255	123,369
United Technologies Corp.	4,189	545,408

		3,280,600

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	671	56,599
Expeditors International of Washington, Inc.	903	68,501
FedEx Corp.	1,243	204,088
United Parcel Service, Inc., Class B	3,606	372,392

		701,580

Airlines - 0.4%
Alaska Air Group, Inc.	657	41,989
American Airlines Group, Inc.	2,079	67,796
Delta Air Lines, Inc.	3,080	174,790
Southwest Airlines Co.	2,543	129,133
United Continental Holdings, Inc. (A)	1,123	98,319

		512,027

Auto Components - 0.1%
Aptiv PLC	1,304	105,402
BorgWarner, Inc.	1,098	46,094

		151,496

Automobiles - 0.4%
Ford Motor Co.	20,318	207,853
General Motors Co.	6,831	263,198
Harley-Davidson, Inc.	749	26,837

		497,888

Banks - 5.2%
Bank of America Corp.	45,609	1,322,661
BB&T Corp.	3,973	195,193
Citigroup, Inc.	11,934	835,738
Citizens Financial Group, Inc.	2,312	81,752
Comerica, Inc.	778	56,514
Fifth Third Bancorp	3,852	107,471
First Republic Bank	827	80,757
Huntington Bancshares, Inc.	5,269	72,818
JPMorgan Chase & Co.	16,727	1,870,079
KeyCorp	5,063	89,868
M&T Bank Corp.	712	121,090
People’s United Financial, Inc.	1,845	30,959
PNC Financial Services Group, Inc.	2,336	320,686
Regions Financial Corp.	5,118	76,463
SunTrust Banks, Inc.	2,307	144,995
SVB Financial Group (A)	257	57,720
US Bancorp	7,736	405,366
Wells Fargo & Co.	20,870	987,568
Zions Bancorp NA	874	40,186

		6,897,884

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.8%
Brown-Forman Corp., Class B	880	$ 48,779
Coca-Cola Co.	19,809	1,008,674
Constellation Brands, Inc., Class A	868	170,944
Molson Coors Brewing Co., Class B	920	51,520
Monster Beverage Corp. (A)	2,037	130,022
PepsiCo, Inc.	7,233	948,463

		2,358,402

Biotechnology - 2.1%
AbbVie, Inc.	7,634	555,145
Alexion Pharmaceuticals, Inc. (A)	1,165	152,592
Amgen, Inc.	3,150	580,482
Biogen, Inc. (A)	1,004	234,805
Celgene Corp. (A)	3,647	337,129
Gilead Sciences, Inc.	6,570	443,869
Incyte Corp. (A)	894	75,954
Regeneron Pharmaceuticals, Inc. (A)	409	128,017
Vertex Pharmaceuticals, Inc. (A)	1,327	243,345

		2,751,338

Building Products - 0.3%
A.O. Smith Corp.	665	31,361
Allegion PLC	479	52,954
Fortune Brands Home & Security, Inc.	743	42,448
Johnson Controls International PLC	4,132	170,693
Masco Corp.	1,443	56,623

		354,079

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	244	22,482
Ameriprise Financial, Inc.	679	98,564
Bank of New York Mellon Corp.	4,568	201,677
BlackRock, Inc.	616	289,089
Cboe Global Markets, Inc.	549	56,893
Charles Schwab Corp.	6,154	247,329
CME Group, Inc.	1,851	359,298
E*TRADE Financial Corp.	1,289	57,489
Franklin Resources, Inc.	1,452	50,530
Goldman Sachs Group, Inc.	1,760	360,096
Intercontinental Exchange, Inc.	2,920	250,945
Invesco, Ltd.	2,125	43,477
MarketAxess Holdings, Inc.	194	62,355
Moody’s Corp.	856	167,185
Morgan Stanley	6,617	289,891
MSCI, Inc.	423	101,008
Nasdaq, Inc.	568	54,625
Northern Trust Corp.	1,094	98,460
Raymond James Financial, Inc.	622	52,590
S&P Global, Inc.	1,273	289,977
State Street Corp.	1,946	109,093
T. Rowe Price Group, Inc.	1,230	134,943

		3,397,996

Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,140	258,062
Albemarle Corp.	564	39,711
Celanese Corp.	664	71,579
CF Industries Holdings, Inc.	1,132	52,876
Corteva, Inc. (A)	3,905	115,471
Dow, Inc. (A)	3,884	191,520

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	3,875	$ 290,896
Eastman Chemical Co.	687	53,469
Ecolab, Inc.	1,314	259,436
FMC Corp.	662	54,913
International Flavors & Fragrances, Inc.	510	73,996
Linde PLC	2,803	562,842
LyondellBasell Industries NV, Class A	1,579	135,999
Mosaic Co.	1,882	47,107
PPG Industries, Inc.	1,228	143,320
Sherwin-Williams Co.	421	192,940

		2,544,137

Commercial Services & Supplies - 0.4%
Cintas Corp.	424	100,611
Copart, Inc. (A)	1,010	75,487
Republic Services, Inc.	1,080	93,571
Rollins, Inc.	793	28,445
Waste Management, Inc.	2,024	233,509

		531,623

Communications Equipment - 1.1%
Arista Networks, Inc. (A)	278	72,174
Cisco Systems, Inc.	22,080	1,208,438
F5 Networks, Inc. (A)	303	44,126
Juniper Networks, Inc.	1,768	47,082
Motorola Solutions, Inc.	857	142,888

		1,514,708

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	607	51,225
Quanta Services, Inc.	764	29,177

		80,402

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	328	75,476
Vulcan Materials Co.	662	90,899

		166,375

Consumer Finance - 0.7%
American Express Co.	3,539	436,854
Capital One Financial Corp.	2,434	220,861
Discover Financial Services	1,684	130,662
Synchrony Financial	3,305	114,584

		902,961

Containers & Packaging - 0.4%
Amcor PLC (A)	8,480	97,435
Avery Dennison Corp.	427	49,396
Ball Corp.	1,674	117,163
International Paper Co.	2,008	86,987
Packaging Corp. of America	500	47,660
Sealed Air Corp.	736	31,486
WestRock Co.	1,298	47,338

		477,465

Distributors - 0.1%
Genuine Parts Co.	734	76,028
LKQ Corp. (A)	1,602	42,629

		118,657

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	931	27,278

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	9,991	$ 2,129,781
Jefferies Financial Group, Inc.	1,234	23,730

		2,153,511

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	37,644	1,261,451
CenturyLink, Inc.	4,678	55,013
Verizon Communications, Inc.	21,332	1,218,697

		2,535,161

Electric Utilities - 1.9%
Alliant Energy Corp.	1,156	56,736
American Electric Power Co., Inc.	2,556	224,954
Duke Energy Corp.	3,766	332,312
Edison International	1,632	110,013
Entergy Corp.	950	97,783
Evergy, Inc.	1,280	76,992
Eversource Energy	1,671	126,595
Exelon Corp.	5,028	241,042
FirstEnergy Corp.	2,630	112,590
NextEra Energy, Inc.	2,474	506,824
Pinnacle West Capital Corp.	550	51,750
PPL Corp.	3,759	116,567
Southern Co.	5,386	297,738
Xcel Energy, Inc.	2,673	159,017

		2,510,913

Electrical Equipment - 0.5%
AMETEK, Inc.	1,138	103,376
Eaton Corp. PLC	2,195	182,800
Emerson Electric Co.	3,186	212,570
Rockwell Automation, Inc.	599	98,134

		596,880

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	1,552	148,899
Corning, Inc.	4,082	135,645
FLIR Systems, Inc.	672	36,355
IPG Photonics Corp. (A)	160	24,680
Keysight Technologies, Inc. (A)	945	84,871
TE Connectivity, Ltd.	1,749	167,519

		597,969

Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	2,705	66,624
Halliburton Co.	4,559	103,672
Helmerich & Payne, Inc.	594	30,068
National Oilwell Varco, Inc.	1,951	43,371
Schlumberger, Ltd.	7,170	284,936
TechnipFMC PLC	2,091	54,240

		582,911

Entertainment - 1.9%
Activision Blizzard, Inc.	3,975	187,620
Electronic Arts, Inc. (A)	1,542	156,143
Netflix, Inc. (A)	2,256	828,674
Take-Two Interactive Software, Inc. (A)	554	62,896
Viacom, Inc., Class B	1,736	51,854
Walt Disney Co.	9,004	1,257,318

		2,544,505

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	566	$ 79,857
American Tower Corp.	2,283	466,759
Apartment Investment & Management Co., Class A	793	39,745
AvalonBay Communities, Inc.	724	147,102
Boston Properties, Inc.	773	99,717
Crown Castle International Corp.	2,151	280,383
Digital Realty Trust, Inc.	1,083	127,567
Duke Realty Corp.	1,761	55,665
Equinix, Inc.	436	219,870
Equity Residential	1,925	146,146
Essex Property Trust, Inc.	329	96,045
Extra Space Storage, Inc.	641	68,010
Federal Realty Investment Trust	377	48,543
HCP, Inc.	2,401	76,784
Host Hotels & Resorts, Inc.	3,727	67,906
Iron Mountain, Inc.	1,517	47,482
Kimco Realty Corp.	2,241	41,414
Macerich Co.	497	16,645
Mid-America Apartment Communities, Inc.	598	70,420
Prologis, Inc.	3,266	261,607
Public Storage	779	185,534
Realty Income Corp.	1,639	113,042
Regency Centers Corp.	821	54,794
SBA Communications Corp. (A)	589	132,431
Simon Property Group, Inc.	1,600	255,616
SL Green Realty Corp.	395	31,746
UDR, Inc.	1,479	66,392
Ventas, Inc.	1,921	131,300
Vornado Realty Trust	849	54,421
Welltower, Inc.	2,102	171,376
Weyerhaeuser Co.	3,746	98,670

		3,752,989

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	2,271	600,134
Kroger Co.	4,211	91,421
Sysco Corp.	2,454	173,547
Walgreens Boots Alliance, Inc.	3,991	218,188
Walmart, Inc.	7,219	797,627

		1,880,917

Food Products - 1.1%
Archer-Daniels-Midland Co.	2,917	119,014
Campbell Soup Co.	1,024	41,032
Conagra Brands, Inc.	2,547	67,546
General Mills, Inc.	3,109	163,285
Hershey Co.	697	93,419
Hormel Foods Corp.	1,337	54,202
J.M. Smucker Co.	573	66,004
Kellogg Co.	1,304	69,855
Kraft Heinz Co.	3,118	96,783
Lamb Weston Holdings, Inc.	744	47,140
McCormick & Co., Inc.	614	95,176
Mondelez International, Inc., Class A	7,445	401,285
Tyson Foods, Inc., Class A	1,535	123,936

		1,438,677

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	572	60,380

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	9,105	$ 765,731
ABIOMED, Inc. (A)	221	57,568
Align Technology, Inc. (A)	379	103,732
Baxter International, Inc.	2,460	201,474
Becton Dickinson and Co.	1,395	351,554
Boston Scientific Corp. (A)	7,196	309,284
Cooper Cos., Inc.	248	83,549
Danaher Corp.	3,255	465,205
DENTSPLY SIRONA, Inc.	1,228	71,666
Edwards Lifesciences Corp. (A)	1,081	199,704
Hologic, Inc. (A)	1,407	67,564
IDEXX Laboratories, Inc. (A)	448	123,348
Intuitive Surgical, Inc. (A)	597	313,156
Medtronic PLC	6,921	674,036
ResMed, Inc.	719	87,740
Stryker Corp.	1,602	329,339
Teleflex, Inc.	242	80,138
Varian Medical Systems, Inc. (A)	444	60,442
Zimmer Biomet Holdings, Inc.	1,066	125,511

		4,470,741

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	763	65,053
Anthem, Inc.	1,330	375,339
Cardinal Health, Inc.	1,564	73,664
Centene Corp. (A)	2,153	112,903
Cigna Corp. (A)	1,963	309,271
CVS Health Corp.	6,717	366,009
DaVita, Inc. (A)	630	35,444
HCA Healthcare, Inc.	1,386	187,346
Henry Schein, Inc. (A)	743	51,936
Humana, Inc.	701	185,975
Laboratory Corp. of America Holdings (A)	495	85,586
McKesson Corp.	988	132,777
Quest Diagnostics, Inc.	705	71,776
UnitedHealth Group, Inc.	4,902	1,196,137
Universal Health Services, Inc., Class B	410	53,460
WellCare Health Plans, Inc. (A)	264	75,259

		3,377,935

Health Care Technology - 0.1%
Cerner Corp.	1,694	124,170

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,004	93,286
Chipotle Mexican Grill, Inc. (A)	122	89,411
Darden Restaurants, Inc.	621	75,594
Hilton Worldwide Holdings, Inc.	1,513	147,881
Marriott International, Inc., Class A	1,405	197,108
McDonald’s Corp.	3,941	818,388
MGM Resorts International	2,675	76,425
Norwegian Cruise Line Holdings, Ltd. (A)	1,064	57,062
Royal Caribbean Cruises, Ltd.	858	103,998
Starbucks Corp.	6,256	524,441
Wynn Resorts, Ltd.	474	58,771
Yum! Brands, Inc.	1,588	175,744

		2,418,109

Household Durables - 0.3%
D.R. Horton, Inc.	1,708	73,666
Garmin, Ltd.	597	47,641

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Leggett & Platt, Inc.	594	$ 22,792
Lennar Corp., Class A	1,438	69,685
Mohawk Industries, Inc. (A)	312	46,011
Newell Brands, Inc.	1,825	28,141
PulteGroup, Inc.	1,352	42,750
Whirlpool Corp.	335	47,691

		378,377

Household Products - 1.6%
Church & Dwight Co., Inc.	1,233	90,083
Clorox Co.	642	98,297
Colgate-Palmolive Co.	4,441	318,286
Kimberly-Clark Corp.	1,781	237,372
Procter & Gamble Co.	12,936	1,418,432

		2,162,470

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	3,247	54,420
NRG Energy, Inc.	1,380	48,465

		102,885

Industrial Conglomerates - 1.4%
3M Co.	2,977	516,033
General Electric Co.	45,055	473,077
Honeywell International, Inc.	3,757	655,935
Roper Technologies, Inc.	539	197,414

		1,842,459

Insurance - 2.4%
Aflac, Inc.	3,864	211,786
Allstate Corp.	1,729	175,822
American International Group, Inc.	4,505	240,026
Aon PLC	1,246	240,453
Arthur J. Gallagher & Co.	925	81,021
Assurant, Inc.	329	34,999
Chubb, Ltd.	2,368	348,783
Cincinnati Financial Corp.	762	78,997
Everest Re Group, Ltd.	215	53,144
Hartford Financial Services Group, Inc.	1,885	105,032
Lincoln National Corp.	1,062	68,446
Loews Corp.	1,378	75,335
Marsh & McLennan Cos., Inc.	2,648	264,138
MetLife, Inc.	4,923	244,525
Principal Financial Group, Inc.	1,302	75,412
Progressive Corp.	3,025	241,788
Prudential Financial, Inc.	2,105	212,605
Torchmark Corp.	515	46,072
Travelers Cos., Inc.	1,358	203,048
Unum Group	1,011	33,919
Willis Towers Watson PLC	673	128,906

		3,164,257

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (A)	1,544	1,671,843
Alphabet, Inc., Class C (A)	1,580	1,707,838
Facebook, Inc., Class A (A)	12,386	2,390,498
TripAdvisor, Inc. (A)	482	22,312
Twitter, Inc. (A)	3,798	132,550

		5,925,041

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (A)	2,132	$ 4,037,219
Booking Holdings, Inc. (A)	223	418,060
eBay, Inc.	4,288	169,376
Expedia Group, Inc.	619	82,346

		4,707,001

IT Services - 5.1%
Accenture PLC, Class A	3,293	608,448
Akamai Technologies, Inc. (A)	861	69,000
Alliance Data Systems Corp.	214	29,988
Automatic Data Processing, Inc.	2,250	371,992
Broadridge Financial Solutions, Inc.	582	74,310
Cognizant Technology Solutions Corp., Class A	2,953	187,191
DXC Technology Co.	1,406	77,541
Fidelity National Information Services, Inc.	1,679	205,980
Fiserv, Inc. (A)	2,036	185,602
FleetCor Technologies, Inc. (A)	449	126,102
Gartner, Inc. (A)	452	72,745
Global Payments, Inc.	788	126,182
International Business Machines Corp.	4,578	631,306
Jack Henry & Associates, Inc.	379	50,756
Mastercard, Inc., Class A	4,636	1,226,361
Paychex, Inc.	1,663	136,848
PayPal Holdings, Inc. (A)	6,065	694,200
Total System Services, Inc.	815	104,540
VeriSign, Inc. (A)	527	110,227
Visa, Inc., Class A	8,968	1,556,396
Western Union Co.	2,048	40,735

		6,686,450

Leisure Products - 0.0% (B)
Hasbro, Inc.	567	59,921

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,645	122,832
Illumina, Inc. (A)	761	280,162
IQVIA Holdings, Inc. (A)	792	127,433
Mettler-Toledo International, Inc. (A)	124	104,160
PerkinElmer, Inc.	545	52,505
Thermo Fisher Scientific, Inc.	2,065	606,449
Waters Corp. (A)	349	75,119

		1,368,660

Machinery - 1.5%
Caterpillar, Inc.	2,956	402,873
Cummins, Inc.	754	129,190
Deere & Co.	1,641	271,930
Dover Corp.	762	76,352
Flowserve Corp.	700	36,883
Fortive Corp.	1,535	125,133
Illinois Tool Works, Inc.	1,553	234,208
Ingersoll-Rand PLC	1,253	158,718
PACCAR, Inc.	1,803	129,203
Parker-Hannifin Corp.	668	113,567
Pentair PLC	788	29,314
Snap-on, Inc.	293	48,533
Stanley Black & Decker, Inc.	758	109,614
Wabtec Corp.	803	57,623
Xylem, Inc.	942	78,789

		2,001,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 1.4%
CBS Corp., Class B	1,838	$ 91,716
Charter Communications, Inc., Class A (A)	890	351,710
Comcast Corp., Class A	23,368	987,999
Discovery, Inc., Class A (A)	715	21,951
Discovery, Inc., Class C (A)	1,774	50,470
DISH Network Corp., Class A (A)	1,221	46,899
Fox Corp., Class A (A)	1,861	68,187
Fox Corp., Class B (A)	810	29,589
Interpublic Group of Cos., Inc.	2,051	46,332
News Corp., Class A	1,758	23,716
News Corp., Class B	400	5,584
Omnicom Group, Inc.	1,122	91,948

		1,816,101

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	7,287	84,602
Newmont Goldcorp Corp.	4,257	163,767
Nucor Corp.	1,534	84,523

		332,892

Multi-Utilities - 1.0%
Ameren Corp.	1,226	92,085
CenterPoint Energy, Inc.	2,521	72,176
CMS Energy Corp.	1,423	82,406
Consolidated Edison, Inc.	1,700	149,056
Dominion Energy, Inc.	4,151	320,955
DTE Energy Co.	954	121,998
NiSource, Inc.	1,827	52,618
Public Service Enterprise Group, Inc.	2,625	154,402
Sempra Energy	1,423	195,577
WEC Energy Group, Inc.	1,640	136,727

		1,378,000

Multiline Retail - 0.5%
Dollar General Corp.	1,311	177,195
Dollar Tree, Inc. (A)	1,236	132,734
Kohl’s Corp.	840	39,942
Macy’s, Inc.	1,443	30,967
Nordstrom, Inc.	503	16,026
Target Corp.	2,655	229,949

		626,813

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	2,605	183,809
Apache Corp.	1,840	53,305
Cabot Oil & Gas Corp.	2,074	47,619
Chevron Corp.	9,826	1,222,747
Cimarex Energy Co.	503	29,843
Concho Resources, Inc.	1,004	103,593
ConocoPhillips	5,844	356,484
Devon Energy Corp.	2,184	62,288
Diamondback Energy, Inc.	776	84,561
EOG Resources, Inc.	3,004	279,853
Exxon Mobil Corp.	21,818	1,671,913
Hess Corp.	1,279	81,306
HollyFrontier Corp.	737	34,108
Kinder Morgan, Inc.	10,091	210,700
Marathon Oil Corp.	4,001	56,854
Marathon Petroleum Corp.	3,357	187,589
Noble Energy, Inc.	2,369	53,066

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	3,879	$ 195,036
ONEOK, Inc.	2,145	147,597
Phillips 66	2,166	202,608
Pioneer Natural Resources Co.	876	134,781
Valero Energy Corp.	2,166	185,431
Williams Cos., Inc.	6,290	176,372

		5,761,463

Personal Products - 0.2%
Coty, Inc., Class A	2,092	28,033
Estee Lauder Cos., Inc., Class A	1,137	208,196

		236,229

Pharmaceuticals - 4.4%
Allergan PLC	1,597	267,386
Bristol-Myers Squibb Co.	8,454	383,389
Eli Lilly & Co.	4,463	494,456
Johnson & Johnson	13,690	1,906,743
Merck & Co., Inc.	13,282	1,113,696
Mylan NV (A)	2,532	48,209
Nektar Therapeutics (A)	869	30,919
Perrigo Co. PLC	623	29,667
Pfizer, Inc.	28,636	1,240,512
Zoetis, Inc.	2,478	281,228

		5,796,205

Professional Services - 0.3%
Equifax, Inc.	607	82,091
IHS Markit, Ltd. (A)	1,819	115,907
Nielsen Holdings PLC	1,810	40,906
Robert Half International, Inc.	562	32,039
Verisk Analytics, Inc.	852	124,784

		395,727

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	1,570	80,541

Road & Rail - 1.0%
CSX Corp.	3,977	307,701
JB Hunt Transport Services, Inc.	462	42,231
Kansas City Southern	494	60,179
Norfolk Southern Corp.	1,377	274,477
Union Pacific Corp.	3,655	618,097

		1,302,685

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (A)	4,612	140,066
Analog Devices, Inc.	1,917	216,372
Applied Materials, Inc.	4,853	217,948
Broadcom, Inc.	2,044	588,386
Intel Corp.	23,096	1,105,606
KLA-Tencor Corp.	829	97,988
Lam Research Corp.	779	146,327
Maxim Integrated Products, Inc.	1,375	82,252
Microchip Technology, Inc.	1,187	102,913
Micron Technology, Inc. (A)	5,740	221,507
NVIDIA Corp.	3,146	516,668
Qorvo, Inc. (A)	626	41,698
QUALCOMM, Inc.	6,282	477,872
Skyworks Solutions, Inc.	907	70,084
Texas Instruments, Inc.	4,846	556,127

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	1,319	$ 155,536

		4,737,350

Software - 6.5%
Adobe, Inc. (A)	2,518	741,929
ANSYS, Inc. (A)	421	86,229
Autodesk, Inc. (A)	1,139	185,543
Cadence Design Systems, Inc. (A)	1,406	99,559
Citrix Systems, Inc.	612	60,062
Fortinet, Inc. (A)	710	54,549
Intuit, Inc.	1,341	350,444
Microsoft Corp.	39,494	5,290,616
Oracle Corp.	12,634	719,759
Red Hat, Inc. (A)	923	173,302
salesforce.com, Inc. (A)	4,009	608,286
Symantec Corp.	3,247	70,655
Synopsys, Inc. (A)	751	96,646

		8,537,579

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	351	54,103
AutoZone, Inc. (A)	128	140,732
Best Buy Co., Inc.	1,177	82,072
CarMax, Inc. (A)	872	75,716
Foot Locker, Inc.	508	21,295
Gap, Inc.	968	17,395
Home Depot, Inc.	5,676	1,180,438
L Brands, Inc.	1,181	30,824
Lowe’s Cos., Inc.	4,047	408,383
O’Reilly Automotive, Inc. (A)	407	150,313
Ross Stores, Inc.	1,905	188,824
Tiffany & Co.	570	53,375
TJX Cos., Inc.	6,272	331,663
Tractor Supply Co.	612	66,586
Ulta Salon Cosmetics & Fragrance, Inc. (A)	282	97,823

		2,899,542

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	22,529	4,458,940
Hewlett Packard Enterprise Co.	6,896	103,095

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	7,822	$ 162,619
NetApp, Inc.	1,241	76,570
Seagate Technology PLC	1,256	59,183
Western Digital Corp.	1,542	73,322
Xerox Corp.	938	33,214

		4,966,943

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (A)	716	24,831
Hanesbrands, Inc.	1,804	31,065
NIKE, Inc., Class B	6,490	544,835
PVH Corp.	386	36,531
Ralph Lauren Corp.	247	28,057
Tapestry, Inc.	1,536	48,737
Under Armour, Inc., Class A (A)	908	23,018
Under Armour, Inc., Class C (A)	903	20,047
VF Corp.	1,692	147,796

		904,917

Tobacco - 0.8%
Altria Group, Inc.	9,666	457,685
Philip Morris International, Inc.	8,033	630,832

		1,088,517

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,870	93,533
United Rentals, Inc. (A)	391	51,858
WW Grainger, Inc.	221	59,279

		204,670

Water Utilities - 0.1%
American Water Works Co., Inc.	905	104,981

Total Common Stocks (Cost $117,709,866)		125,883,270

Total Investments (Cost $117,709,866)		125,883,270
Net Other Assets (Liabilities) - 4.3%		5,664,047

Net Assets - 100.0%		$ 131,547,317

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	38	09/20/2019	$5,584,679	$5,593,980	$9,301	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$125,883,270	$—	$—	$125,883,270

Total Investments	$125,883,270	$—	$—	$125,883,270

Other Financial Instruments
Futures Contracts (D)	$9,301	$—	$—	$9,301

Total Other Financial Instruments	$9,301	$—	$—	$9,301

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $117,709,866)	$125,883,270
Cash	5,330,492
Cash collateral pledged at broker for:
Futures contracts	263,340
Receivables and other assets:
Shares of beneficial interest sold	101,616
Dividends and/or distributions	100,764
Due from investment manager	902
Prepaid expenses	357

Total assets	131,680,741

Liabilities:
Payables and other liabilities:
Investments purchased	62,356
Shares of beneficial interest redeemed	1,319
Distribution and service fees	21,931
Transfer agent costs	312
Trustees, CCO and deferred compensation fees	156
Audit and tax fees	8,460
Custody fees	17,466
Legal fees	665
Printing and shareholder reports fees	531
Other accrued expenses	3,006
Variation margin payable on futures contracts	17,222

Total liabilities	133,424

Net assets	$131,547,317

Net assets consist of:
Capital stock ($0.01 par value)	$103,693
Additional paid-in capital	121,693,510
Total distributable earnings (accumulated losses)	9,750,114

Net assets	$131,547,317

Net assets by class:
Initial Class	$8,192,342
Service Class	123,354,975

Shares outstanding:
Initial Class	644,130
Service Class	9,725,213

Net asset value and offering price per share:
Initial Class	$12.72
Service Class	12.68

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$887,216
Interest income	687

Total investment income	887,903

Expenses:
Investment management fees	35,605
Distribution and service fees:
Service Class	103,988
Transfer agency costs
Initial Class	46
Service Class	675
Trustees, CCO and deferred compensation fees	1,111
Audit and tax fees	8,533
Custody fees	13,273
Legal fees	3,155
Printing and shareholder reports fees	737
Other	5,754

Total expenses before waiver and/or reimbursement and recapture	172,877

Expenses waived and/or reimbursed:
Initial Class	(947)
Service Class	(13,823)
Recapture of previously waived and/or reimbursed fees:
Initial Class	549
Service Class	7,641

Net expenses	166,297

Net investment income (loss)	721,606

Net realized gain (loss) on:
Investments	(9,112)
Futures contracts	231,985

Net realized gain (loss)	222,873

Net change in unrealized appreciation (depreciation) on:
Investments	12,002,656
Futures contracts	90,043

Net change in unrealized appreciation (depreciation)	12,092,699

Net realized and change in unrealized gain (loss)	12,315,572

Net increase (decrease) in net assets resulting from operations	$13,037,178

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018 (A)
From operations:
Net investment income (loss)	$721,606	$656,180
Net realized gain (loss)	222,873	(11,944)
Net change in unrealized appreciation (depreciation)	12,092,699	(4,997,999)

Net increase (decrease) in net assets resulting from operations	13,037,178	(4,353,763)

Distributions to shareholders:
Initial Class	—	(4,815)
Service Class	—	(160,426)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(165,241)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,112,087	4,158,926
Service Class	60,531,144	39,884,307

	64,643,231	44,043,233

Dividends and/or distributions reinvested:
Initial Class	—	4,815
Service Class	—	160,426

	—	165,241

Cost of shares redeemed:
Initial Class	(551,301)	(87,402)
Service Class	(3,011,039)	(2,812,920)

	(3,562,340)	(2,900,322)

Net increase (decrease) in net assets resulting from capital share transactions	61,080,891	41,308,152

Net increase (decrease) in net assets	74,118,069	36,789,148

Net assets:
Beginning of period/year	57,429,248	20,640,100

End of period/year	$131,547,317	$57,429,248

Capital share transactions - shares:
Shares issued:
Initial Class	342,788	354,853
Service Class	4,965,312	3,417,686

	5,308,100	3,772,539

Shares reinvested:
Initial Class	—	396
Service Class	—	13,193

	—	13,589

Shares redeemed:
Initial Class	(46,463)	(7,444)
Service Class	(247,483)	(246,449)

	(293,946)	(253,893)

Net increase (decrease) in shares outstanding:
Initial Class	296,325	347,805
Service Class	4,717,829	3,184,430

	5,014,154	3,532,235

(A)	Initial Class commenced operations on January 12, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018 (A)
Net asset value, beginning of period	$10.74		$11.80

Investment operations:
Net investment income (loss) (B)	0.11		0.21
Net realized and unrealized gain (loss)	1.87		(1.22)

Total investment operations	1.98		(1.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)
Net realized gains	—		(0.02)

Total dividends and/or distributions to shareholders	—		(0.05)

Net asset value, end of period	$12.72		$10.74

Total return	18.44	%(C)	(8.66	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$8,192		$3,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.40	%(D)
Including waiver and/or reimbursement and recapture	0.14	%(D)	0.14	%(D)
Net investment income (loss) to average net assets	1.86	%(D)	1.88	%(D)
Portfolio turnover rate	0	%(C)(E)	1	%(C)

(A)	Initial Class commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$10.72		$11.32	$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.18	0.11
Net realized and unrealized gain (loss)	1.87		(0.74)	1.21

Total investment operations	1.96		(0.56)	1.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.02)	—
Net realized gains	—		(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.04)	—

Net asset value, end of period/year	$12.68		$10.72	$11.32

Total return	18.28	%(C)	(4.99)%	13.20	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$123,355		$53,694	$20,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.65%	1.03	%(D)
Including waiver and/or reimbursement and recapture	0.39	%(D)	0.39%	0.39	%(D)
Net investment income (loss) to average net assets	1.60	%(D)	1.57%	1.49	%(D)
Portfolio turnover rate	0	%(C)(E)	1%	4	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica U.S. Equity Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2019 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment objectives allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio, uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$9,301	$—	$—	$9,301
Total	$—	$—	$9,301	$—	$—	$9,301

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$231,985	$—	$—	$231,985
Total	$—	$—	$231,985	$—	$—	$231,985

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$90,043	$—	$—	$90,043
Total	$—	$—	$90,043	$—	$—	$90,043

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

Futures Contracts at Notional Amount
Long	Short
$ 1,747,878	$ —

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of the Portfolio, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Porfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.08% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2020
Service Class	0.39	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the periods ended December 31, 2017, December 31, 2018 (year ended for Service Class) and June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2017 (A)	2018 (B)	2019	Total
Initial Class	$—	$2,474	$947	$3,421
Service Class	30,073	106,788	13,823	150,684

(A)	Service Class commenced operations on May 1, 2017.
(B)	Initial Class commenced operations on January 12, 2018.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 58,619,562	$ —	$ 326,216	$ —

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 117,709,866	$ 11,161,076	$ (2,978,371)	$ 8,182,705

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

12. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

12. LEGAL PROCEEDINGS (continued)

$10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica U.S. Equity Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for the period ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-year period. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2019.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant period in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica U.S. Equity Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,242.30	$1.67	$1,023.30	$1.51	0.30%

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.9%
Repurchase Agreement	2.3
Other Investment Company	1.0
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.2%
Raytheon Co.	851	$ 147,972

Banks - 0.6%
SVB Financial Group (A)	298	66,928

Beverages - 2.5%
Constellation Brands, Inc., Class A	828	163,066
Monster Beverage Corp. (A)	2,094	133,660

		296,726

Biotechnology - 2.2%
Neurocrine Biosciences, Inc. (A)	1,031	87,047
Seattle Genetics, Inc. (A)	1,083	74,954
Vertex Pharmaceuticals, Inc. (A)	533	97,742

		259,743

Building Products - 1.2%
Fortune Brands Home & Security, Inc.	2,495	142,539

Capital Markets - 1.6%
BlackRock, Inc.	159	74,618
Intercontinental Exchange, Inc.	1,338	114,988

		189,606

Chemicals - 1.7%
PPG Industries, Inc.	1,172	136,784
Sherwin-Williams Co.	150	68,744

		205,528

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	1,263	94,397

Consumer Finance - 0.8%
Capital One Financial Corp.	1,024	92,918

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	2,625	149,966

Electrical Equipment - 1.7%
AMETEK, Inc.	1,343	121,998
Eaton Corp. PLC	1,003	83,530

		205,528

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	1,018	112,998

Entertainment - 3.8%
Activision Blizzard, Inc.	2,414	113,941
Electronic Arts, Inc. (A)	679	68,756
Netflix, Inc. (A)	359	131,868
Walt Disney Co.	991	138,383

		452,948

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	719	147,000

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	768	202,952

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	2,234	182,964
Boston Scientific Corp. (A)	3,316	142,522
Edwards Lifesciences Corp. (A)	609	112,507
Teleflex, Inc.	368	121,863

		559,856

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	1,122	273,779

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	1,533	$ 149,835

Household Products - 1.4%
Colgate-Palmolive Co.	2,284	163,694

Insurance - 0.8%
Allstate Corp.	994	101,080

Interactive Media & Services - 8.4%
Alphabet, Inc., Class A (A)	464	502,419
Alphabet, Inc., Class C (A)	191	206,454
Facebook, Inc., Class A (A)	1,564	301,852

		1,010,725

Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (A)	369	698,749
Booking Holdings, Inc. (A)	60	112,483
Wayfair, Inc., Class A (A) (B)	505	73,730

		884,962

IT Services - 10.2%
EPAM Systems, Inc. (A)	582	100,744
FleetCor Technologies, Inc. (A)	726	203,897
Global Payments, Inc.	1,208	193,437
GoDaddy, Inc., Class A (A)	2,542	178,321
Mastercard, Inc., Class A	1,351	357,380
PayPal Holdings, Inc. (A)	1,703	194,926

		1,228,705

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	635	186,487

Machinery - 3.6%
Illinois Tool Works, Inc.	904	136,332
Middleby Corp. (A)	624	84,677
Nordson Corp.	830	117,287
Snap-on, Inc.	550	91,102

		429,398

Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc. (A)	1,552	65,324

Pharmaceuticals - 0.8%
Allergan PLC	582	97,444

Professional Services - 1.4%
Equifax, Inc.	535	72,353
IHS Markit, Ltd. (A)	1,433	91,311

		163,664

Road & Rail - 1.3%
Norfolk Southern Corp.	548	109,233
Uber Technologies, Inc. (A) (B)	1,000	46,380

		155,613

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	4,340	131,806
Marvell Technology Group, Ltd.	3,956	94,430
Micron Technology, Inc. (A)	2,410	93,002
ON Semiconductor Corp. (A)	3,601	72,776

		392,014

Software - 14.6%
Adobe, Inc. (A)	660	194,469
DocuSign, Inc. (A)	1,642	81,624
Guidewire Software, Inc. (A)	1,225	124,190
Microsoft Corp.	5,435	728,073

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	1,498	$ 227,291
ServiceNow, Inc. (A)	552	151,563
SS&C Technologies Holdings, Inc.	2,331	134,289
Workday, Inc., Class A (A)	565	116,153

		1,757,652

Specialty Retail - 1.3%
TJX Cos., Inc.	2,982	157,688

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	3,101	613,750
NetApp, Inc.	1,536	94,771

		708,521

Textiles, Apparel & Luxury Goods - 4.1%
NIKE, Inc., Class B	2,707	227,253
Under Armour, Inc., Class C (A)	5,597	124,253
VF Corp.	1,596	139,411

		490,917

Total Common Stocks (Cost $7,872,227)		11,745,107

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	121,376	$ 121,376

Total Other Investment Company (Cost $121,376)		121,376

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $272,980 on 07/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 10/15/2021, and with a value of $283,524.	$ 272,947	272,947

Total Repurchase Agreement (Cost $272,947)		272,947

Total Investments (Cost $8,266,550)		12,139,430
Net Other Assets (Liabilities) - (1.2)%		(139,613)

Net Assets - 100.0%		$ 11,999,817

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,745,107	$—	$—	$11,745,107
Other Investment Company	121,376	—	—	121,376
Repurchase Agreement	—	272,947	—	272,947

Total Investments	$11,866,483	$272,947	$—	$12,139,430

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $118,770. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $7,993,603) (including securities loaned of $118,770)	$11,866,483
Repurchase agreement, at value (cost $272,947)	272,947
Receivables and other assets:
Investments sold	53,066
Net income from securities lending	14
Dividends and/or distributions	3,270
Interest	11
Due from investment manager	2,690
Prepaid expenses	35

Total assets	12,198,516

Liabilities:
Cash collateral received upon return of:
Securities on loan	121,376
Payables and other liabilities:
Investments purchased	63,174
Shares of beneficial interest redeemed	325
Transfer agent costs	35
Trustees, CCO and deferred compensation fees	70
Audit and tax fees	8,155
Custody fees	3,201
Legal fees	170
Printing and shareholder reports fees	116
Other accrued expenses	2,077

Total liabilities	198,699

Net assets	$11,999,817

Net assets consist of:
Capital stock ($0.01 par value)	$12,936
Additional paid-in capital	6,132,230
Total distributable earnings (accumulated losses)	5,854,651

Net assets	$11,999,817

Shares outstanding	1,293,559

Net asset value and offering price per share	$9.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$47,720
Interest income	1,376
Net income from securities lending	83

Total investment income	49,179

Expenses:
Investment management fees	18,399
Transfer agent costs	84
Trustees, CCO and deferred compensation fees	172
Audit and tax fees	8,046
Custody fees	1,596
Legal fees	299
Printing and shareholder reports fees	603
Filing fees	4,016
Other	259

Total expenses before waiver and/or reimbursement and recapture	33,474

Expense waived and/or reimbursed	(18,193)
Recapture of previously waived and/or reimbursed fees	1,445

Net expenses	16,726

Net investment income (loss)	32,453

Net realized gain (loss) on:
Investments	474,590

Net change in unrealized appreciation (depreciation) on:
Investments	1,875,012

Net realized and change in unrealized gain (loss)	2,349,602

Net increase (decrease) in net assets resulting from operations	$2,382,055

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$32,453	$66,286
Net realized gain (loss)	474,590	1,493,881
Net change in unrealized appreciation (depreciation)	1,875,012	(1,252,191)

Net increase (decrease) in net assets resulting from operations	2,382,055	307,976

Distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,760,476)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(1,760,476)

Capital share transactions:
Proceeds from shares sold	6,047	12,057
Dividends and/or distributions reinvested	—	1,760,476
Cost of shares redeemed	(378,795)	(2,694,032)

Net increase (decrease) in net assets resulting from capital share transactions	(372,748)	(921,499)

Net increase (decrease) in net assets	2,009,307	(2,373,999)

Net assets:
Beginning of period/year	9,990,510	12,364,509

End of period/year	$11,999,817	$9,990,510

Capital share transactions - shares:
Shares issued	673	1,391
Shares reinvested	—	203,759
Shares redeemed	(44,498)	(315,141)

Net increase (decrease) in shares outstanding	(43,825)	(109,991)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$7.47		$8.54	$6.91	$6.93		$8.80	$9.04

Investment operations:
Net investment income (loss) (A)	0.02		0.05	0.07	0.08	(B)	0.08	0.10
Net realized and unrealized gain (loss)	1.79		0.21	1.95	0.17		0.43	0.93

Total investment operations	1.81		0.26	2.02	0.25		0.51	1.03

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.09)	(0.07)		(0.09)	(0.12)
Net realized gains	—		(1.23)	(0.30)	(0.20)		(2.29)	(1.15)

Total dividends and/or distributions to shareholders	—		(1.33)	(0.39)	(0.27)		(2.38)	(1.27)

Net asset value, end of period/year	$9.28		$7.47	$8.54	$6.91		$6.93	$8.80

Total return	24.23	%(C)	0.84%	29.73%	3.47%		7.11%	12.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,000		$9,991	$12,365	$12,113		$12,871	$13,765
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.55%	0.55%	0.52%		0.51%	0.87%
Including waiver and/or reimbursement and recapture	0.30	%(D)	0.30%	0.30%	0.17	%(B)	0.30%	0.30%
Net investment income (loss) to average net assets	0.58	%(D)	0.54%	0.89%	1.10	%(B)	0.93%	1.08%
Portfolio turnover rate	10	%(C)	24%	32%	40%		40%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was 0.01 to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth II VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $4.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$121,376	$—	$—	$—	$121,376
Total Borrowings	$121,376	$—	$—	$—	$121,376

5. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.33% on daily Average Net Assets (“ANA”).

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.30%	May 1, 2020

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

For the years ended December 31, 2016, December 31, 2017, December 31, 2018 and the period ended June 30, 2019, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available				Total
2016	2017	2018	2019
$ 15,073	$ 32,178	$ 31,354	$ 18,193	$ 96,798

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires TST to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2018. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA up to an annual fee of 0.15% of Initial Class.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2019, the Portfolio did not engage in cross-trade transactions.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,130,871	$ —	$ 1,714,941	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 8,266,550	$ 3,990,764	$ (117,884)	$ 3,872,880

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth II VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3- and 10-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth II VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio
Initial Class	$1,000.00	$1,239.40	$3.89	$1,021.30	$3.51	0.70%
Service Class	1,000.00	1,237.60	5.27	1,020.10	4.76	0.95

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2019

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.2%
Repurchase Agreement	0.9
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Allocations are subject to change.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.2%
Raytheon Co.	205,932	$ 35,807,456

Banks - 0.6%
SVB Financial Group (A)	72,234	16,223,034

Beverages - 2.5%
Constellation Brands, Inc., Class A	199,137	39,218,041
Monster Beverage Corp. (A)	514,328	32,829,556

		72,047,597

Biotechnology - 2.2%
Neurocrine Biosciences, Inc. (A)	248,592	20,988,623
Seattle Genetics, Inc. (A)	255,005	17,648,896
Vertex Pharmaceuticals, Inc. (A)	132,909	24,372,852

		63,010,371

Building Products - 1.2%
Fortune Brands Home & Security, Inc.	609,195	34,803,310

Capital Markets - 1.6%
BlackRock, Inc.	38,549	18,091,046
Intercontinental Exchange, Inc.	324,669	27,902,054

		45,993,100

Chemicals - 1.8%
PPG Industries, Inc.	287,874	33,597,775
Sherwin-Williams Co.	36,469	16,713,378

		50,311,153

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	305,465	22,830,454

Consumer Finance - 0.8%
Capital One Financial Corp.	244,511	22,186,928

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	637,008	36,392,267

Electrical Equipment - 1.7%
AMETEK, Inc.	320,845	29,145,560
Eaton Corp. PLC	239,616	19,955,220

		49,100,780

Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	243,257	27,001,527

Entertainment - 3.8%
Activision Blizzard, Inc.	578,548	27,307,465
Electronic Arts, Inc. (A)	163,834	16,589,831
Netflix, Inc. (A)	88,088	32,356,484
Walt Disney Co.	238,545	33,310,424

		109,564,204

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	174,572	35,691,245

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	188,516	49,817,238

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	542,104	44,398,318
Boston Scientific Corp. (A)	814,313	34,999,173
Edwards Lifesciences Corp. (A)	149,808	27,675,530
Teleflex, Inc.	88,388	29,269,686

		136,342,707

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	275,432	67,208,162

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings, Inc.	376,472	$ 36,796,373

Household Products - 1.4%
Colgate-Palmolive Co.	554,556	39,745,029

Insurance - 0.8%
Allstate Corp.	231,107	23,501,271

Interactive Media & Services - 8.6%
Alphabet, Inc., Class A (A)	113,839	123,264,869
Alphabet, Inc., Class C (A)	46,963	50,762,777
Facebook, Inc., Class A (A)	381,724	73,672,732

		247,700,378

Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (A)	90,273	170,943,661
Booking Holdings, Inc. (A)	14,452	27,093,309
Wayfair, Inc., Class A (A) (B)	123,114	17,974,644

		216,011,614

IT Services - 10.3%
EPAM Systems, Inc. (A)	141,289	24,457,126
FleetCor Technologies, Inc. (A)	178,242	50,059,266
Global Payments, Inc.	293,814	47,048,436
GoDaddy, Inc., Class A (A)	615,100	43,149,265
Mastercard, Inc., Class A	324,888	85,942,623
PayPal Holdings, Inc. (A)	409,612	46,884,189

		297,540,905

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	157,246	46,180,005

Machinery - 3.6%
Illinois Tool Works, Inc.	220,811	33,300,507
Middleby Corp. (A)	149,056	20,226,899
Nordson Corp.	200,481	28,329,970
Snap-on, Inc.	131,036	21,704,803

		103,562,179

Oil, Gas & Consumable Fuels - 0.6%
Continental Resources, Inc. (A)	386,829	16,281,633

Pharmaceuticals - 0.8%
Allergan PLC	142,845	23,916,538

Professional Services - 1.4%
Equifax, Inc.	131,482	17,781,626
IHS Markit, Ltd. (A)	342,353	21,814,733

		39,596,359

Road & Rail - 1.3%
Norfolk Southern Corp.	130,822	26,076,749
Uber Technologies, Inc. (A) (B)	243,200	11,279,616

		37,356,365

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	1,065,317	32,353,677
Marvell Technology Group, Ltd.	979,333	23,376,679
Micron Technology, Inc. (A)	560,842	21,642,893
ON Semiconductor Corp. (A)	847,499	17,127,955

		94,501,204

Software - 14.9%
Adobe, Inc. (A)	158,350	46,657,828
DocuSign, Inc. (A)	406,221	20,193,246
Guidewire Software, Inc. (A)	297,459	30,156,393
Microsoft Corp.	1,334,217	178,731,709

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	366,234	$ 55,568,685
ServiceNow, Inc. (A)	135,897	37,313,239
SS&C Technologies Holdings, Inc.	560,952	32,316,445
Workday, Inc., Class A (A)	135,785	27,914,680

		428,852,225

Specialty Retail - 1.3%
TJX Cos., Inc.	719,016	38,021,566

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	761,587	150,733,299
NetApp, Inc.	366,920	22,638,964

		173,372,263

Textiles, Apparel & Luxury Goods - 4.2%
NIKE, Inc., Class B	660,777	55,472,229
Under Armour, Inc., Class C (A)	1,358,060	30,148,932
VF Corp.	389,462	34,019,506

		119,640,667

Total Common Stocks (Cost $1,969,355,918)		2,856,908,107

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (C)	17,362,806	$ 17,362,806

Total Other Investment Company (Cost $17,362,806)		17,362,806

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (C), dated 06/28/2019, to be repurchased at $26,931,390 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $27,466,859.	$ 26,928,136	26,928,136

Total Repurchase Agreement (Cost $26,928,136)		26,928,136

Total Investments (Cost $2,013,646,860)		2,901,199,049
Net Other Assets (Liabilities) - (0.7)%		(19,655,090)

Net Assets - 100.0%		$ 2,881,543,959

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,856,908,107	$—	$—	$2,856,908,107
Other Investment Company	17,362,806	—	—	17,362,806
Repurchase Agreement	—	26,928,136	—	26,928,136

Total Investments	$2,874,270,913	$26,928,136	$—	$2,901,199,049

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,973,824. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2019.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investments, at value (cost $1,986,718,724) (including securities loaned of $16,973,824)	$2,874,270,913
Repurchase agreement, at value (cost $26,928,136)	26,928,136
Receivables and other assets:
Investments sold	13,531,414
Net income from securities lending	2,705
Shares of beneficial interest sold	25,590
Dividends and/or distributions	791,481
Interest	1,085
Tax reclaims	15,520
Prepaid expenses	10,073

Total assets	2,915,576,917

Liabilities:
Cash collateral received upon return of:
Securities on loan	17,362,806
Payables and other liabilities:
Investments purchased	13,482,518
Shares of beneficial interest redeemed	1,293,008
Investment management fees	1,445,163
Distribution and service fees	47,257
Transfer agent costs	8,201
Trustees, CCO and deferred compensation fees	16,624
Audit and tax fees	33,971
Custody fees	96,630
Legal fees	36,056
Printing and shareholder reports fees	165,995
Other accrued expenses	44,729

Total liabilities	34,032,958

Net assets	$2,881,543,959

Net assets consist of:
Capital stock ($0.01 par value)	$867,586
Additional paid-in capital	1,615,231,560
Total distributable earnings (accumulated losses)	1,265,444,813

Net assets	$2,881,543,959

Net assets by class:
Initial Class	$2,629,502,940
Service Class	252,041,019

Shares outstanding:
Initial Class	78,991,892
Service Class	7,766,707

Net asset value and offering price per share:
Initial Class	$33.29
Service Class	32.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Investment Income:
Dividend income	$11,749,618
Interest income	251,302
Net income from securities lending	13,514

Total investment income	12,014,434

Expenses:
Investment management fees	9,102,669
Distribution and service fees:
Service Class	291,661
Transfer agent costs	20,752
Trustees, CCO and deferred compensation fees	42,051
Audit and tax fees	32,248
Custody fees	75,512
Legal fees	69,915
Printing and shareholder reports fees	88,233
Other	79,894

Total expenses	9,802,935

Net investment income (loss)	2,211,499

Net realized gain (loss) on:
Investments	129,675,851

Net change in unrealized appreciation (depreciation) on:
Investments	449,675,540

Net realized and change in unrealized gain (loss)	579,351,391

Net increase (decrease) in net assets resulting from operations	$581,562,890

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$2,211,499	$3,573,076
Net realized gain (loss)	129,675,851	243,449,194
Net change in unrealized appreciation (depreciation)	449,675,540	(230,873,262)

Net increase (decrease) in net assets resulting from operations	581,562,890	16,149,008

Distributions to shareholders:
Initial Class	—	(236,163,415)
Service Class	—	(20,862,070)

Net increase (decrease) in net assets resulting from distributions to shareholders	—	(257,025,485)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,610,429	173,768,227
Service Class	10,977,791	15,192,905

	20,588,220	188,961,132

Dividends and/or distributions reinvested:
Initial Class	—	236,163,415
Service Class	—	20,862,070

	—	257,025,485

Cost of shares redeemed:
Initial Class	(226,341,325)	(381,203,372)
Service Class	(16,920,678)	(47,718,415)

	(243,262,003)	(428,921,787)

Net increase (decrease) in net assets resulting from capital share transactions	(222,673,783)	17,064,830

Net increase (decrease) in net assets	358,889,107	(223,811,647)

Net assets:
Beginning of period/year	2,522,654,852	2,746,466,499

End of period/year	$2,881,543,959	$2,522,654,852

Capital share transactions - shares:
Shares issued:
Initial Class	307,406	5,290,824
Service Class	356,898	519,875

	664,304	5,810,699

Shares reinvested:
Initial Class	—	7,583,925
Service Class	—	685,576

	—	8,269,501

Shares redeemed:
Initial Class	(7,450,381)	(12,473,179)
Service Class	(558,642)	(1,582,968)

	(8,009,023)	(14,056,147)

Net increase (decrease) in shares outstanding:
Initial Class	(7,142,975)	401,570
Service Class	(201,744)	(377,517)

	(7,344,719)	24,053

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014
Net asset value, beginning of period/year	$26.86		$29.25	$23.30		$23.71		$33.82		$31.84

Investment operations:
Net investment income (loss) (A)	0.03		0.04	0.13		0.13	(B)	0.15		0.20
Net realized and unrealized gain (loss)	6.40		0.42	6.59		0.56		1.60		3.27

Total investment operations	6.43		0.46	6.72		0.69		1.75		3.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.12)		(0.10)		(0.26)		(0.30)
Net realized gains	—		(2.69)	(0.65)		(1.00)		(11.60)		(1.19)

Total dividends and/or distributions to shareholders	—		(2.85)	(0.77)		(1.10)		(11.86)		(1.49)

Net asset value, end of period/year	$33.29		$26.86	$29.25		$23.30		$23.71		$33.82

Total return	23.94	%(C)	0.21%	29.20%		2.81%		6.85%		11.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,629,503		$2,313,734	$2,507,627		$2,259,537		$1,803,732		$2,210,278
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.70%	0.70	%(E)	0.70	%(E)	0.71	%(E)	0.74	%(E)
Including waiver and/or reimbursement and recapture	0.70	%(D)	0.70%	0.70	%(E)	0.69	%(B)(E)	0.71	%(E)	0.74	%(E)
Net investment income (loss) to average net assets	0.18	%(D)	0.15%	0.48%		0.56	%(B)	0.50%		0.62%
Portfolio turnover rate	10	%(C)	28%	34%		46%		37%		112%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017		December 31, 2016		December 31, 2015		December 31, 2014
Net asset value, beginning of period/year	$26.22		$28.62	$22.82		$23.25		$33.38		$31.45

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.03)	0.05		0.07	(B)	0.07		0.12
Net realized and unrealized gain (loss)	6.24		0.41	6.46		0.54		1.58		3.22

Total investment operations	6.23		0.38	6.51		0.61		1.65		3.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.06)		(0.04)		(0.18)		(0.22)
Net realized gains	—		(2.69)	(0.65)		(1.00)		(11.60)		(1.19)

Total dividends and/or distributions to shareholders	—		(2.78)	(0.71)		(1.04)		(11.78)		(1.41)

Net asset value, end of period/year	$32.45		$26.22	$28.62		$22.82		$23.25		$33.38

Total return	23.76	%(C)	(0.03)%	28.86%		2.54%		6.61%		10.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$252,041		$208,921	$238,839		$174,774		$178,172		$156,696
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.95%	0.95	%(E)	0.95	%(E)	0.96	%(E)	0.99	%(E)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.95%	0.95	%(E)	0.94	%(B)(E)	0.96	%(E)	0.99	%(E)
Net investment income (loss) to average net assets	(0.07	)%(D)	(0.10)%	0.21%		0.29	%(B)	0.25%		0.36%
Portfolio turnover rate	10	%(C)	28%	34%		46%		37%		112%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2019, commissions recaptured are $4,003.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at the estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2019, is disclosed within the Security Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolio to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statement of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$17,362,806	$—	$—	$—	$17,362,806
Total Borrowings	$17,362,806	$—	$—	$—	$17,362,806

5. RISK FACTOR

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. RISK FACTOR (continued)

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Premier Life Insurance Company (“TPLIC”), Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Advisors Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Portfolio.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $150 million	0.730%
Over $150 million up to $650 million	0.700
Over $650 million up to $1.15 billion	0.680
Over $1.15 billion up to $2 billion	0.655
Over $2 billion up to $3 billion	0.640
Over $3 billion up to $4 billion	0.630
Over $4 billion	0.610

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit
Effective May 1, 2019
Initial Class	0.74%	May 1, 2020
Service Class	0.99	May 1, 2020
Prior to May 1, 2019
Initial Class	0.85
Service Class	1.10

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is entitled to recapture expenses accrued by the Portfolio for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Portfolio operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2020. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. The Portfolio pays no separate transfer agent fee but does pay certain transfer agency related costs to TAM. For the period ended June 30, 2019, costs paid to TAM by the Portfolio are referred to as Transfer agent costs and included within the Statement of Operations and the costs payable to TAM are referred to as Transfer agent costs and included within the Statement of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2019, the Portfolio did not engage in cross-trade transactions.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 270,056,183	$ —	$ 493,585,522	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,013,646,860	$ 915,914,208	$ (28,362,019)	$ 887,552,189

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Portfolio’s financial statements.

10. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Portfolio’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Portfolio in September 2016 as a reimbursement. The amounts applicable to the Portfolio, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

11. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

11. LEGAL PROCEEDINGS (continued)

investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 9, 2010 and commenced using its current investment strategies on July 1, 2014.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2019

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Portfolio’s fees would be based on the combined assets of multiples funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes that the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and continues to test and improve these policies and procedures as may be required.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Portfolios, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 4, 2019

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer